UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04347

                GMO Trust

           (Exact name of the registrant as specified in charter)

           53 State Street, 33rd Floor, Boston, MA       02109

          (Address of principal executive offices)   (Zip Code)

        Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

              (Name and address of agent for services)

Registrant’s telephone number, including area code:  617-346-7646

Date of fiscal year end:   02/28/25

Date of reporting period: 08/31/24

Item 1. Reports to Stockholders.

GMO Climate Change Fund

Class III (GCCHX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	53.0
Energy Efficiency	20.0
Copper	7.8
Electric Grid	7.6
Water	6.0
Agriculture	4.5
Timber	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Climate Change Fund

Class R6 (GCCAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	53.0
Energy Efficiency	20.0
Copper	7.8
Electric Grid	7.6
Water	6.0
Agriculture	4.5
Timber	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Climate Change Fund

Class I (GCCLX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	53.0
Energy Efficiency	20.0
Copper	7.8
Electric Grid	7.6
Water	6.0
Agriculture	4.5
Timber	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets ex-China Fund

Class III (GMAUX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$82,872,463
# of Portfolio Holdings	296
Portfolio Turnover Rate	37%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 47%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	27.8
India	18.5
Brazil	12.7
South Korea	7.6
Indonesia	7.0
Mexico	6.4
South Africa	5.8
Hungary	3.9
Vietnam	2.4
Thailand	2.3
Colombia	1.0
Other (each less than 1%)	4.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.7
Energy	15.2
Semiconductors & Semiconductor Equipment	14.7
Technology Hardware & Equipment	10.2
Materials	8.2
Utilities	8.1
Financial Services	6.7
Food, Beverage & Tobacco	6.3
Transportation	3.6
Consumer Staples Distribution & Retail	1.9
Automobiles & Components	1.9
Capital Goods	1.3
Consumer Discretionary Distribution & Retail	1.3
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets ex-China Fund

Class VI (GMAQX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$82,872,463
# of Portfolio Holdings	296
Portfolio Turnover Rate	37%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 47%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	27.8
India	18.5
Brazil	12.7
South Korea	7.6
Indonesia	7.0
Mexico	6.4
South Africa	5.8
Hungary	3.9
Vietnam	2.4
Thailand	2.3
Colombia	1.0
Other (each less than 1%)	4.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.7
Energy	15.2
Semiconductors & Semiconductor Equipment	14.7
Technology Hardware & Equipment	10.2
Materials	8.2
Utilities	8.1
Financial Services	6.7
Food, Beverage & Tobacco	6.3
Transportation	3.6
Consumer Staples Distribution & Retail	1.9
Automobiles & Components	1.9
Capital Goods	1.3
Consumer Discretionary Distribution & Retail	1.3
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets Fund

Class II (GMEMX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	19.7
Energy	15.1
Semiconductors & Semiconductor Equipment	12.6
Materials	6.9
Utilities	6.8
Technology Hardware & Equipment	6.6
Financial Services	6.4
Food, Beverage & Tobacco	5.1
Transportation	3.7
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.2
Automobiles & Components	2.1
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.3
Media & Entertainment	1.3
Other (each less than 1%)	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets Fund

Class III (GMOEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$50	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	19.7
Energy	15.1
Semiconductors & Semiconductor Equipment	12.6
Materials	6.9
Utilities	6.8
Technology Hardware & Equipment	6.6
Financial Services	6.4
Food, Beverage & Tobacco	5.1
Transportation	3.7
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.2
Automobiles & Components	2.1
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.3
Media & Entertainment	1.3
Other (each less than 1%)	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets Fund

Class VI (GEMMX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	19.7
Energy	15.1
Semiconductors & Semiconductor Equipment	12.6
Materials	6.9
Utilities	6.8
Technology Hardware & Equipment	6.6
Financial Services	6.4
Food, Beverage & Tobacco	5.1
Transportation	3.7
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.2
Automobiles & Components	2.1
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.3
Media & Entertainment	1.3
Other (each less than 1%)	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets Fund

Class R6 (GEMNX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	19.7
Energy	15.1
Semiconductors & Semiconductor Equipment	12.6
Materials	6.9
Utilities	6.8
Technology Hardware & Equipment	6.6
Financial Services	6.4
Food, Beverage & Tobacco	5.1
Transportation	3.7
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.2
Automobiles & Components	2.1
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.3
Media & Entertainment	1.3
Other (each less than 1%)	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Markets Fund

Class I (GEMEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	19.7
Energy	15.1
Semiconductors & Semiconductor Equipment	12.6
Materials	6.9
Utilities	6.8
Technology Hardware & Equipment	6.6
Financial Services	6.4
Food, Beverage & Tobacco	5.1
Transportation	3.7
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.2
Automobiles & Components	2.1
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.3
Media & Entertainment	1.3
Other (each less than 1%)	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Equity Fund

Class III (GMOIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	15.6
Banks	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Consumer Durables & Apparel	7.6
Financial Services	7.1
Insurance	6.5
Technology Hardware & Equipment	5.6
Energy	5.6
Automobiles & Components	4.3
Commercial & Professional Services	4.3
Food, Beverage & Tobacco	3.4
Consumer Discretionary Distribution & Retail	3.2
Materials	3.0
Telecommunication Services	2.9
Semiconductors & Semiconductor Equipment	2.7
Consumer Staples Distribution & Retail	1.7
Software & Services	1.7
Media & Entertainment	1.7
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Equity Fund

Class IV (GMCFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	15.6
Banks	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Consumer Durables & Apparel	7.6
Financial Services	7.1
Insurance	6.5
Technology Hardware & Equipment	5.6
Energy	5.6
Automobiles & Components	4.3
Commercial & Professional Services	4.3
Food, Beverage & Tobacco	3.4
Consumer Discretionary Distribution & Retail	3.2
Materials	3.0
Telecommunication Services	2.9
Semiconductors & Semiconductor Equipment	2.7
Consumer Staples Distribution & Retail	1.7
Software & Services	1.7
Media & Entertainment	1.7
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Equity Fund

Class I (GMOUX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	15.6
Banks	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Consumer Durables & Apparel	7.6
Financial Services	7.1
Insurance	6.5
Technology Hardware & Equipment	5.6
Energy	5.6
Automobiles & Components	4.3
Commercial & Professional Services	4.3
Food, Beverage & Tobacco	3.4
Consumer Discretionary Distribution & Retail	3.2
Materials	3.0
Telecommunication Services	2.9
Semiconductors & Semiconductor Equipment	2.7
Consumer Staples Distribution & Retail	1.7
Software & Services	1.7
Media & Entertainment	1.7
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Opportunistic Value Fund

Class III (GTMIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$37	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	21.4
Pharmaceuticals, Biotechnology & Life Sciences	15.7
Energy	8.9
Capital Goods	7.6
Automobiles & Components	7.3
Insurance	6.8
Materials	6.7
Telecommunication Services	4.7
Financial Services	4.3
Real Estate Management & Development	2.5
Consumer Staples Distribution & Retail	2.4
Transportation	2.0
Technology Hardware & Equipment	1.7
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Other (each less than 1%)	4.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Opportunistic Value Fund

Class IV (GMAZX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	21.4
Pharmaceuticals, Biotechnology & Life Sciences	15.7
Energy	8.9
Capital Goods	7.6
Automobiles & Components	7.3
Insurance	6.8
Materials	6.7
Telecommunication Services	4.7
Financial Services	4.3
Real Estate Management & Development	2.5
Consumer Staples Distribution & Retail	2.4
Transportation	2.0
Technology Hardware & Equipment	1.7
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Other (each less than 1%)	4.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Opportunistic Value Fund

Class R6 (GMBCX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of April 8, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period April 8, 2024 (commencement of operations for Class R6) through August 31, 2024. The costs would have been higher had the Class operated the full six month period.

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	21.4
Pharmaceuticals, Biotechnology & Life Sciences	15.7
Energy	8.9
Capital Goods	7.6
Automobiles & Components	7.3
Insurance	6.8
Materials	6.7
Telecommunication Services	4.7
Financial Services	4.3
Real Estate Management & Development	2.5
Consumer Staples Distribution & Retail	2.4
Transportation	2.0
Technology Hardware & Equipment	1.7
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Other (each less than 1%)	4.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Opportunistic Value Fund

Class I (IOVFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	21.4
Pharmaceuticals, Biotechnology & Life Sciences	15.7
Energy	8.9
Capital Goods	7.6
Automobiles & Components	7.3
Insurance	6.8
Materials	6.7
Telecommunication Services	4.7
Financial Services	4.3
Real Estate Management & Development	2.5
Consumer Staples Distribution & Retail	2.4
Transportation	2.0
Technology Hardware & Equipment	1.7
Consumer Durables & Apparel	1.7
Food, Beverage & Tobacco	1.7
Other (each less than 1%)	4.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO-Usonian Japan Value Creation Fund

Class III (GMAKX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO-Usonian Japan Value Creation Fund

Class VI (GMAHX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO-Usonian Japan Value Creation Fund

Class I (GMIIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Cyclicals Fund

Class VI (GMAEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$78,494,014
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 10%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	54.2
United Kingdom	12.8
Spain	6.9
Mexico	5.6
France	5.6
Canada	3.8
Germany	3.4
Ireland	2.8
Finland	1.9
Brazil	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	16.4
Financial Services	11.3
Capital Goods	10.9
Energy	10.0
Semiconductors & Semiconductor Equipment	8.6
Consumer Durables & Apparel	6.3
Consumer Discretionary Distribution & Retail	6.1
Banks	5.9
Media & Entertainment	5.8
Food, Beverage & Tobacco	4.9
Materials	3.8
Insurance	2.8
Transportation	2.8
Household & Personal Products	2.4
Automobiles & Components	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Cyclicals Fund

Class I (GMAOX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$78,494,014
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 10%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	54.2
United Kingdom	12.8
Spain	6.9
Mexico	5.6
France	5.6
Canada	3.8
Germany	3.4
Ireland	2.8
Finland	1.9
Brazil	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	16.4
Financial Services	11.3
Capital Goods	10.9
Energy	10.0
Semiconductors & Semiconductor Equipment	8.6
Consumer Durables & Apparel	6.3
Consumer Discretionary Distribution & Retail	6.1
Banks	5.9
Media & Entertainment	5.8
Food, Beverage & Tobacco	4.9
Materials	3.8
Insurance	2.8
Transportation	2.8
Household & Personal Products	2.4
Automobiles & Components	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Fund

Class III (GQETX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	16.9
Health Care Equipment & Services	15.5
Semiconductors & Semiconductor Equipment	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	8.1
Food, Beverage & Tobacco	7.4
Technology Hardware & Equipment	5.2
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.6
Consumer Services	4.2
Banks	4.1
Household & Personal Products	4.0
Financial Services	3.1
Consumer Durables & Apparel	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Fund

Class IV (GQEFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	16.9
Health Care Equipment & Services	15.5
Semiconductors & Semiconductor Equipment	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	8.1
Food, Beverage & Tobacco	7.4
Technology Hardware & Equipment	5.2
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.6
Consumer Services	4.2
Banks	4.1
Household & Personal Products	4.0
Financial Services	3.1
Consumer Durables & Apparel	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Fund

Class VI (GQLOX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	16.9
Health Care Equipment & Services	15.5
Semiconductors & Semiconductor Equipment	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	8.1
Food, Beverage & Tobacco	7.4
Technology Hardware & Equipment	5.2
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.6
Consumer Services	4.2
Banks	4.1
Household & Personal Products	4.0
Financial Services	3.1
Consumer Durables & Apparel	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Fund

Class R6 (GQESX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	16.9
Health Care Equipment & Services	15.5
Semiconductors & Semiconductor Equipment	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	8.1
Food, Beverage & Tobacco	7.4
Technology Hardware & Equipment	5.2
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.6
Consumer Services	4.2
Banks	4.1
Household & Personal Products	4.0
Financial Services	3.1
Consumer Durables & Apparel	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Quality Fund

Class I (GQLIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	16.9
Health Care Equipment & Services	15.5
Semiconductors & Semiconductor Equipment	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Media & Entertainment	8.1
Food, Beverage & Tobacco	7.4
Technology Hardware & Equipment	5.2
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.6
Consumer Services	4.2
Banks	4.1
Household & Personal Products	4.0
Financial Services	3.1
Consumer Durables & Apparel	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resource Transition Fund

Class VI (GMOYX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$120,742,981
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 26%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	41.6
Canada	14.3
Brazil	10.7
United Kingdom	8.1
Chile	3.6
Sweden	3.3
Mexico	3.0
Finland	2.9
France	2.7
Australia	2.5
South Africa	2.0
China	1.6
Spain	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Industrial Metals	49.4
Energy	38.3
Agriculture	6.7
Water	4.2
Timber	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resources Fund

Class III (GOFIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	63.5
Industrial Metals	29.2
Agriculture	4.0
Water	2.5
Other (each less than 1%)	0.8
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resources Fund

Class IV (GOVIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	63.5
Industrial Metals	29.2
Agriculture	4.0
Water	2.5
Other (each less than 1%)	0.8
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resources Fund

Class VI (GMOWX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	63.5
Industrial Metals	29.2
Agriculture	4.0
Water	2.5
Other (each less than 1%)	0.8
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resources Fund

Class R6 (GAAHX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	63.5
Industrial Metals	29.2
Agriculture	4.0
Water	2.5
Other (each less than 1%)	0.8
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Resources Fund

Class I (GEACX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	63.5
Industrial Metals	29.2
Agriculture	4.0
Water	2.5
Other (each less than 1%)	0.8
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Small Cap Quality Fund

Class III (GMAWX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Small Cap Quality Fund

Class VI (GSBGX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Small Cap Quality Fund

Class I (GMAYX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Equity Fund

Class III (GMUEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$135,732,589
# of Portfolio Holdings	169
Portfolio Turnover Rate	40%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	13.2
Financial Services	11.5
Technology Hardware & Equipment	10.9
Media & Entertainment	8.7
Software & Services	7.1
Consumer Discretionary Distribution & Retail	6.3
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Consumer Durables & Apparel	5.2
Commercial & Professional Services	4.9
Capital Goods	4.0
Energy	3.8
Insurance	3.6
Banks	3.6
Automobiles & Components	2.5
Consumer Staples Distribution & Retail	2.2
Consumer Services	1.8
Health Care Equipment & Services	1.5
Transportation	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Equity Fund

Class VI (GMCQX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$135,732,589
# of Portfolio Holdings	169
Portfolio Turnover Rate	40%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	13.2
Financial Services	11.5
Technology Hardware & Equipment	10.9
Media & Entertainment	8.7
Software & Services	7.1
Consumer Discretionary Distribution & Retail	6.3
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Consumer Durables & Apparel	5.2
Commercial & Professional Services	4.9
Capital Goods	4.0
Energy	3.8
Insurance	3.6
Banks	3.6
Automobiles & Components	2.5
Consumer Staples Distribution & Retail	2.2
Consumer Services	1.8
Health Care Equipment & Services	1.5
Transportation	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Opportunistic Value Fund

Class III (PPADX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Opportunistic Value Fund

Class IV (GUSOX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Opportunistic Value Fund

Class VI (UUOAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Opportunistic Value Fund

Class R6 (PPAJX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Opportunistic Value Fund

Class I (PPAEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Small Cap Value Fund

Class VI (GCAVX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$40,979,666
# of Portfolio Holdings	264
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	14.1
Banks	11.3
Capital Goods	10.8
Commercial & Professional Services	8.4
Consumer Durables & Apparel	7.4
Insurance	6.9
Semiconductors & Semiconductor Equipment	5.3
Equity Real Estate Investment Trusts (REITS)	5.0
Consumer Discretionary Distribution & Retail	5.0
Technology Hardware & Equipment	4.1
Materials	3.7
Energy	3.1
Consumer Services	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Health Care Equipment & Services	1.6
Food, Beverage & Tobacco	1.6
Transportation	1.1
Automobiles & Components	1.1
Other (each less than 1%)	3.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Asset Allocation Bond Fund

Class VI (GABFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$18	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$43,540,113
# of Portfolio Holdings	12
Portfolio Turnover Rate	98%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	86.5
Debt Obligations	15.9
Swap Contracts	0.8
Forward Currency Contracts	(0.3)
Futures Contracts	(1.9)
Other	(1.0)

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Country Debt Fund

Class III (GMCDX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

Country/Region SummaryFootnote Reference*

% of Investments

Other (each between (3)% and 3%)	64.4
United States	18.8
Mexico	6.8
Argentina	4.4
Colombia	4.0
Turkey	3.9
Venezuela	3.1
Egypt	3.0
Romania	3.0
Hong Kong	(3.9)
European Union	(7.5)
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Country Debt Fund

Class IV (GMDFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

Country/Region SummaryFootnote Reference*

% of Investments

Other (each between (3)% and 3%)	64.4
United States	18.8
Mexico	6.8
Argentina	4.4
Colombia	4.0
Turkey	3.9
Venezuela	3.1
Egypt	3.0
Romania	3.0
Hong Kong	(3.9)
European Union	(7.5)
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Emerging Country Debt Fund

Class VI (GMOQX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

Country/Region SummaryFootnote Reference*

% of Investments

Other (each between (3)% and 3%)	64.4
United States	18.8
Mexico	6.8
Argentina	4.4
Colombia	4.0
Turkey	3.9
Venezuela	3.1
Egypt	3.0
Romania	3.0
Hong Kong	(3.9)
European Union	(7.5)
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO High Yield Fund

Class VI (GHVIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$148,647,932
# of Portfolio Holdings	112
Portfolio Turnover Rate	88%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	55.0
Short-Term Investments	44.5
Swap Contracts	3.5
Futures Contracts	(0.0)
Forward Currency Contracts	(1.7)
Other	(1.3)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.8
Communications	13.3
Consumer Non-Cyclical	11.5
Energy	11.5
Capital Goods	10.7
Technology	8.0
Finance Companies	4.3
Basic Industry	4.0
Electric	3.7
Insurance	2.8
Transportation	2.4
REITS	2.3
Other Industrial	1.7
Other Financial	1.2
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO High Yield Fund

Class I (GMOZX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$148,647,932
# of Portfolio Holdings	112
Portfolio Turnover Rate	88%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	55.0
Short-Term Investments	44.5
Swap Contracts	3.5
Futures Contracts	(0.0)
Forward Currency Contracts	(1.7)
Other	(1.3)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.8
Communications	13.3
Consumer Non-Cyclical	11.5
Energy	11.5
Capital Goods	10.7
Technology	8.0
Finance Companies	4.3
Basic Industry	4.0
Electric	3.7
Insurance	2.8
Transportation	2.4
REITS	2.3
Other Industrial	1.7
Other Financial	1.2
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Multi-Sector Fixed Income Fund

Class III (GUGAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$81,516,872
# of Portfolio Holdings	362
Portfolio Turnover Rate	209%

What does the Fund invest in?

Asset Class SummaryFootnote Reference*

% of Total Net Assets

Debt Obligations	63.6
Short-Term Investments	44.1
Common Stocks	14.2
Swap Contracts	0.1
Loan Assignments	0.1
Rights/Warrants	0.1
Investment Funds	0.0
Loan Participations	0.0
Purchased Options	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.0)
Futures Contracts	(0.3)
Securities Sold Short	(0.8)
Forward Currency Contracts	(1.1)
Other	(20.0)
Footnote	Description
Footnote*	Includes exposures associated with investments in other funds of GMO Trust.

Country/Region SummaryFootnote Reference**

% of Investments

United States	90.5
Other (each between (1)% and 1%)	6.5
Japan	2.7
United Kingdom	2.7
Norway	2.4
Cayman Islands	1.5
European Union	(1.6)
New Zealand	(2.2)
Switzerland	(2.5)
Footnote	Description
Footnote**	Includes exposures associated with investments of other funds of GMO Trust. Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Multi-Sector Fixed Income Fund

Class IV (GPBFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$81,516,872
# of Portfolio Holdings	362
Portfolio Turnover Rate	209%

What does the Fund invest in?

Asset Class SummaryFootnote Reference*

% of Total Net Assets

Debt Obligations	63.6
Short-Term Investments	44.1
Common Stocks	14.2
Swap Contracts	0.1
Loan Assignments	0.1
Rights/Warrants	0.1
Investment Funds	0.0
Loan Participations	0.0
Purchased Options	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.0)
Futures Contracts	(0.3)
Securities Sold Short	(0.8)
Forward Currency Contracts	(1.1)
Other	(20.0)
Footnote	Description
Footnote*	Includes exposures associated with investments in other funds of GMO Trust.

Country/Region SummaryFootnote Reference**

% of Investments

United States	90.5
Other (each between (1)% and 1%)	6.5
Japan	2.7
United Kingdom	2.7
Norway	2.4
Cayman Islands	1.5
European Union	(1.6)
New Zealand	(2.2)
Switzerland	(2.5)
Footnote	Description
Footnote**	Includes exposures associated with investments of other funds of GMO Trust. Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Opportunistic Income Fund

Class III (GMOHX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	25.3
U.S. Government	16.1
Student Loans - Private	10.7
Collateralized Loan Obligations	10.6
Residential Mortgage-Backed Securities - Other	9.7
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.1
U.S. Government Agency	4.0
Auto Retail Subprime	3.3
Residential Mortgage-Backed Securities - Alt-A	2.9
Residential Mortgage-Backed Securities - Prime	2.5
Credit Cards	1.8
Residential Mortgage-Backed Securities - Subprime	1.6
Residential Mortgage-Backed Securities - Performing Loans	1.5
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Opportunistic Income Fund

Class VI (GMODX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	25.3
U.S. Government	16.1
Student Loans - Private	10.7
Collateralized Loan Obligations	10.6
Residential Mortgage-Backed Securities - Other	9.7
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.1
U.S. Government Agency	4.0
Auto Retail Subprime	3.3
Residential Mortgage-Backed Securities - Alt-A	2.9
Residential Mortgage-Backed Securities - Prime	2.5
Credit Cards	1.8
Residential Mortgage-Backed Securities - Subprime	1.6
Residential Mortgage-Backed Securities - Performing Loans	1.5
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Opportunistic Income Fund

Class R6 (GAAAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	25.3
U.S. Government	16.1
Student Loans - Private	10.7
Collateralized Loan Obligations	10.6
Residential Mortgage-Backed Securities - Other	9.7
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.1
U.S. Government Agency	4.0
Auto Retail Subprime	3.3
Residential Mortgage-Backed Securities - Alt-A	2.9
Residential Mortgage-Backed Securities - Prime	2.5
Credit Cards	1.8
Residential Mortgage-Backed Securities - Subprime	1.6
Residential Mortgage-Backed Securities - Performing Loans	1.5
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Opportunistic Income Fund

Class I (GMOLX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	25.3
U.S. Government	16.1
Student Loans - Private	10.7
Collateralized Loan Obligations	10.6
Residential Mortgage-Backed Securities - Other	9.7
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.1
U.S. Government Agency	4.0
Auto Retail Subprime	3.3
Residential Mortgage-Backed Securities - Alt-A	2.9
Residential Mortgage-Backed Securities - Prime	2.5
Credit Cards	1.8
Residential Mortgage-Backed Securities - Subprime	1.6
Residential Mortgage-Backed Securities - Performing Loans	1.5
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO U.S. Treasury Fund

Class VI (GUSTX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$425,294,464
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	100.0

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Alternative Allocation Fund

Class VI (GAAVX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$96Footnote Reference1	1.89%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

Top Ten Holdings

% of Investments

Uniform Mortgage-Backed Security, TBA , 6.00%, due 09/01/54	18.8
U.S. Treasury Floating Rate Notes , 5.23%, due 07/31/26	14.1
Berkshire Hathaway, Inc., Class B	8.8
U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	3.2
Albertsons Cos., Inc., Class A	1.9
Hess Corp.	1.8
Liberty Broadband Corp., Class C	1.4
U.S. Steel Corp.	1.3
ANSYS, Inc.	1.2
Catalent, Inc.	1.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Alternative Allocation Fund

Class R6 (GAAKX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$106Footnote Reference1	2.09%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

Top Ten Holdings

% of Investments

Uniform Mortgage-Backed Security, TBA , 6.00%, due 09/01/54	18.8
U.S. Treasury Floating Rate Notes , 5.23%, due 07/31/26	14.1
Berkshire Hathaway, Inc., Class B	8.8
U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	3.2
Albertsons Cos., Inc., Class A	1.9
Hess Corp.	1.8
Liberty Broadband Corp., Class C	1.4
U.S. Steel Corp.	1.3
ANSYS, Inc.	1.2
Catalent, Inc.	1.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Alternative Allocation Fund

Class I (GAAGX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110Footnote Reference1	2.17%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

Top Ten Holdings

% of Investments

Uniform Mortgage-Backed Security, TBA , 6.00%, due 09/01/54	18.8
U.S. Treasury Floating Rate Notes , 5.23%, due 07/31/26	14.1
Berkshire Hathaway, Inc., Class B	8.8
U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	3.2
Albertsons Cos., Inc., Class A	1.9
Hess Corp.	1.8
Liberty Broadband Corp., Class C	1.4
U.S. Steel Corp.	1.3
ANSYS, Inc.	1.2
Catalent, Inc.	1.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Benchmark-Free Allocation Fund

Class III (GBMFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$40Footnote Reference1	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	92.1
GMO Opportunistic Income Fund, Class VI	4.0
GMO Emerging Country Debt Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Benchmark-Free Allocation Fund

Class IV (GBMBX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$37Footnote Reference1	0.72%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	92.1
GMO Opportunistic Income Fund, Class VI	4.0
GMO Emerging Country Debt Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Benchmark-Free Allocation Fund

Class R6 (GBMSX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40Footnote Reference1	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	92.1
GMO Opportunistic Income Fund, Class VI	4.0
GMO Emerging Country Debt Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Benchmark-Free Allocation Fund

Class I (GBMIX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46Footnote Reference1	0.88%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	92.1
GMO Opportunistic Income Fund, Class VI	4.0
GMO Emerging Country Debt Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Benchmark-Free Fund

Class III (GBFFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$24Footnote Reference1	0.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$1,066,812,239
# of Portfolio Holdings	1,444
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	78.7
Debt Obligations	19.4
GMO Fixed Income Funds	8.6
Short-Term Investments	6.8
GMO International Equity Funds	5.7
Preferred Stocks	1.3
GMO Implementation FundsFootnote Reference*	0.0
Futures Contracts	(0.0)
Swap Contracts	(0.0)
Securities Sold Short	(19.4)
Other	(1.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	7.0
GMO Opportunistic Income Fund, Class VI	4.2
U.S. Treasury Inflation-Indexed Notes , 1.88%, due 07/15/34	4.2
U.S. Treasury Inflation-Indexed Notes , 1.75%, due 01/15/34	4.2
GMO Resources Fund, Class VI	4.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO High Yield Fund, Class VI	1.2
GMO Climate Change Fund, Class III	1.1
U.S. Treasury Floating Rate Notes , 5.29%, due 01/31/26	0.8
Federal Home Loan Banks , 5.43%, due 09/04/24	0.8

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Asset Allocation Fund

Class III (GMWAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.3
GMO Alternative Allocation Fund, Class VI	12.3
GMO Multi-Sector Fixed Income Fund, Class IV	11.7
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	7.1
GMO Asset Allocation Bond Fund, Class VI	6.2
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Emerging Markets Fund, Class VI	5.9
GMO U.S. Equity Fund, Class VI	5.1
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Asset Allocation Fund

Class R6 (GMWRX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.3
GMO Alternative Allocation Fund, Class VI	12.3
GMO Multi-Sector Fixed Income Fund, Class IV	11.7
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	7.1
GMO Asset Allocation Bond Fund, Class VI	6.2
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Emerging Markets Fund, Class VI	5.9
GMO U.S. Equity Fund, Class VI	5.1
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Asset Allocation Fund

Class I (GMOOX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.3
GMO Alternative Allocation Fund, Class VI	12.3
GMO Multi-Sector Fixed Income Fund, Class IV	11.7
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	7.1
GMO Asset Allocation Bond Fund, Class VI	6.2
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Emerging Markets Fund, Class VI	5.9
GMO U.S. Equity Fund, Class VI	5.1
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Developed Equity Allocation Fund

Class III (GWOAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$77,917,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	5%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	53.9
GMO U.S. Equity Funds	46.0
Short-Term Investments	0.1

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	27.0
GMO Quality Fund, Class VI	15.6
GMO U.S. Opportunistic Value Fund, Class VI	15.3
GMO International Opportunistic Value Fund, Class IV	10.9
GMO U.S. Equity Fund, Class VI	7.1
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.9
GMO Quality Cyclicals Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1
GMO Resources Fund, Class VI	2.3

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Equity Allocation Fund

Class III (GMGEX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	24.0
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.1
GMO Emerging Markets Fund, Class VI	9.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Small Cap Quality Fund, Class VI	5.1
GMO U.S. Equity Fund, Class VI	5.0
GMO Quality Cyclicals Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Equity Allocation Fund

Class R6 (GMADX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	24.0
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.1
GMO Emerging Markets Fund, Class VI	9.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Small Cap Quality Fund, Class VI	5.1
GMO U.S. Equity Fund, Class VI	5.0
GMO Quality Cyclicals Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Global Equity Allocation Fund

Class I (GAAUX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	24.0
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.1
GMO Emerging Markets Fund, Class VI	9.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Small Cap Quality Fund, Class VI	5.1
GMO U.S. Equity Fund, Class VI	5.0
GMO Quality Cyclicals Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Implementation Fund

Core Class (GIMFX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the amounts presented for GMO Implementation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,440,843,542
# of Portfolio Holdings	1,681
Portfolio Turnover Rate	74%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	85.6
Debt Obligations	31.9
Short-Term Investments	1.7
Preferred Stocks	1.6
Investment Funds	0.3
Rights/Warrants	0.0
GMO Implementation FundsFootnote Reference*	0.0
Written Options	(0.0)
Swap Contracts	(0.0)
Futures Contracts	(0.2)
Forward Currency Contracts	(0.2)
Securities Sold Short	(22.5)
Other	1.8
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	7.9
U.S. Treasury Floating Rate Notes , 5.23%, due 07/31/26	6.0
U.S. Treasury Inflation-Indexed Notes , 1.88%, due 07/15/34	3.7
U.S. Treasury Inflation-Indexed Notes , 1.75%, due 01/15/34	3.7
U.S. Treasury Floating Rate Notes , 5.21%, due 04/30/25	2.1
U.S. Treasury Floating Rate Notes , 5.29%, due 01/31/26	2.0
Federal Home Loan Banks , 5.43%, due 09/04/24	1.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Roche Holding AG	0.7
Meta Platforms, Inc., Class A	0.5

GMO Implementation Fund

Semi-Annual Shareholder Report - August 31, 2024

Industry Group SummaryFootnote Reference*

% of Equity Investments

Banks	14.0
Capital Goods	9.7
Energy	9.4
Materials	8.2
Automobiles & Components	7.8
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Financial Services	5.8
Technology Hardware & Equipment	5.7
Insurance	4.6
Consumer Durables & Apparel	4.5
Food, Beverage & Tobacco	4.5
Semiconductors & Semiconductor Equipment	4.4
Transportation	2.3
Consumer Discretionary Distribution & Retail	2.3
Media & Entertainment	2.3
Telecommunication Services	2.2
Utilities	2.1
Health Care Equipment & Services	1.9
Consumer Staples Distribution & Retail	1.8
Real Estate Management & Development	1.1
Household & Personal Products	0.3
Commercial & Professional Services	0.2
Equity Real Estate Investment Trusts (REITs)	0.1
Consumer Services	(0.7)
Software & Services	(1.7)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Developed Equity Allocation Fund

Class III (GIOTX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$300,401,106
# of Portfolio Holdings	4
Portfolio Turnover Rate	8%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	70.0
GMO International Opportunistic Value Fund, Class IV	23.0
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Developed Equity Allocation Fund

Class R6 (GAAWX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$300,401,106
# of Portfolio Holdings	4
Portfolio Turnover Rate	8%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	70.0
GMO International Opportunistic Value Fund, Class IV	23.0
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Equity Allocation Fund

Class III (GIEAX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$315,299,157
# of Portfolio Holdings	5
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.1
GMO Emerging Markets Fund, Class VI	27.5
GMO International Opportunistic Value Fund, Class IV	18.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO International Equity Allocation Fund

Class R6 (GSXMX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$315,299,157
# of Portfolio Holdings	5
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.1
GMO Emerging Markets Fund, Class VI	27.5
GMO International Opportunistic Value Fund, Class IV	18.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

GMO Strategic Opportunities Allocation Fund

Class III (GBATX)

Semi-Annual Shareholder Report - August 31, 2024

This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$20Footnote Reference1	0.39%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$203,148,613
# of Portfolio Holdings	440
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 25%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	45.5
Common Stocks	22.0
GMO U.S. Equity Funds	20.7
Short-Term Investments	12.6
GMO Implementation FundsFootnote Reference*	7.9
GMO Fixed Income Funds	7.5
Debt Obligations	0.7
Preferred Stocks	0.3
Swap Contracts	(0.0)
Securities Sold Short	(17.2)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	17.3
GMO U.S. Opportunistic Value Fund, Class VI	8.2
GMO International Opportunistic Value Fund, Class IV	8.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	5.9
GMO Emerging Markets Fund, Class VI	5.5
GMO U.S. Equity Fund, Class VI	4.7
GMO Emerging Country Debt Fund, Class VI	3.6
GMO Quality Fund, Class VI	3.6
GMO Multi-Sector Fixed Income Fund, Class IV	3.5

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

The GMO Trust Funds are distributed in the U.S. by Funds Distributor LLC. GMO and Funds Distributor LLC are not affiliated.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The schedule of investments for each series of the registrant is included as part of the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2024

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

International Opportunistic Value Fund

Japan Value Creation Fund

Quality Cyclicals Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Australia — 0.3%
320,055	Clean TeQ Water Ltd. * (a)	81,191
451,213	IGO Ltd.	1,685,442
1,399,037	Sunrise Energy Metals Ltd. * (a)	437,689

	Total Australia	2,204,322

	Brazil — 0.8%
676,800	Suzano SA	6,604,743

	Canada — 7.2%
476,293	Anaergia, Inc. *	190,849
644,338	First Quantum Minerals Ltd. *	8,113,691
1,925,700	Greenlane Renewables, Inc. *	114,315
2,597,987	Ivanhoe Mines Ltd. – Class A*	34,642,397
1,008,392	Largo, Inc. *	1,975,405
166,688	Li-Cycle Holdings Corp. *	230,030
1,726,500	NexGen Energy Ltd. *	10,389,875
172,400	Northland Power, Inc. (a)	2,639,121

	Total Canada	58,295,683

	China — 0.6%
1,278,000	CMOC Group Ltd. – Class H	1,037,444
1,335,176	Yutong Bus Co. Ltd. – Class A	4,013,367

	Total China	5,050,811

	Denmark — 0.7%
7,480	ROCKWOOL AS – B Shares	3,245,558
94,386	Vestas Wind Systems AS *	2,156,528

	Total Denmark	5,402,086

	Finland — 3.2%
167,145	Kemira OYJ	4,092,015
926,006	Neste OYJ	21,607,633

	Total Finland	25,699,648

	France — 11.0%
29,646	Legrand SA	3,320,456
249,616	Nexans SA	32,231,772
10,405	Schneider Electric SE	2,654,314
263,855	STMicroelectronics NV	8,488,072
1,829,684	Valeo SE	19,492,369
610,969	Veolia Environnement SA	20,240,185
114,522	Waga Energy SA *	1,860,422

	Total France	88,287,590

	Germany — 3.1%
177,301	E.ON SE	2,513,447
371,071	Infineon Technologies AG	13,618,002
105,636	Knorr-Bremse AG	8,686,461

	Total Germany	24,817,910

Shares	Description	Value ($)

	Ireland — 0.4%
33,780	Kingspan Group PLC	2,941,282

	Italy — 0.3%
348,420	Enel SpA	2,648,235

	Japan — 3.8%
22,000	Daikin Industries Ltd.	2,810,743
213,200	GS Yuasa Corp.	4,049,454
142,700	Kansai Electric Power Co., Inc.	2,536,354
828,300	Renesas Electronics Corp.	14,420,265
253,000	Yokogawa Electric Corp.	7,136,082

	Total Japan	30,952,898

	Mexico — 2.0%
2,508,869	Grupo Mexico SAB de CV – Series B	12,885,594
2,801,626	Orbia Advance Corp. SAB de CV	3,014,405

	Total Mexico	15,899,999

	Netherlands — 0.7%
82,365	Arcadis NV	6,051,392

	Norway — 1.5%
713,034	Austevoll Seafood ASA	6,379,535
25,987	Bakkafrost P/F	1,406,905
137,655	Mowi ASA	2,394,788
40,527	Salmar ASA	2,104,241

	Total Norway	12,285,469

	Russia — 0.0%
7,221,500	GMK Norilskiy Nickel PAO (b)	—
120,856	PhosAgro PJSC (b)	—
2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 7.3%
42,763	CS Wind Corp.	2,069,427
162,272	LG Chem Ltd.	39,148,046
65,903	Samsung SDI Co. Ltd.	17,539,816

	Total South Korea	58,757,289

	Spain — 3.1%
20,833	Acciona SA	2,808,964
137,622	Endesa SA	2,905,743
209,497	Iberdrola SA	2,972,481
145,558	Redeia Corp. SA	2,764,656
1,070,490	Solaria Energia y Medio Ambiente SA * (a)	13,310,547

	Total Spain	24,762,391

	Switzerland — 0.3%
25,328	Landis & Gyr Group AG	2,283,215

	Ukraine — 0.1%
219,994	Kernel Holding SA *	774,520

1	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 0.7%
460,000	Lifezone Holdings Ltd. *	2,833,600
233,676	National Grid PLC	3,078,044

	Total United Kingdom	5,911,644

	United States — 48.4%
51,600	Advanced Drainage Systems, Inc.	8,088,816
342,762	Aemetis, Inc. * (a)	843,195
79,832	AGCO Corp.	7,267,905
13,000	Air Products & Chemicals, Inc.	3,625,050
77,700	Albemarle Corp.	7,012,425
56,773	Alcoa Corp.	1,822,413
1,004,370	Ameresco, Inc. – Class A*	30,583,066
917,361	Arcadium Lithium PLC *	2,486,048
1,618,600	Array Technologies, Inc. *	10,860,806
33,900	Axcelis Technologies, Inc. *	3,706,287
363,291	BorgWarner, Inc.	12,377,324
132,600	Carrier Global Corp.	9,650,628
5,153,389	Clean Energy Fuels Corp. *	15,923,972
12,400	Constellation Energy Corp.	2,439,080
198,839	Corteva, Inc.	11,393,475
923,510	Darling Ingredients, Inc. *	38,538,072
8,722	Deere & Co.	3,364,424
34,967	Edison International	3,043,178
37,803	EnerSys	3,830,578
112,822	Enphase Energy, Inc. *	13,655,975
69,739	Exelon Corp.	2,656,359
68,095	First Solar, Inc. *	15,482,760
132,856	Freeport-McMoRan, Inc.	5,882,864
1,171,395	Gevo, Inc. *	925,402
5,761,291	GrafTech International Ltd. *	3,951,093
1,249,021	Green Plains, Inc. *	17,698,628
22,100	Hubbell, Inc.	8,838,232
5,500	Lennox International, Inc.	3,246,045
181,500	NEXTracker, Inc. – Class A*	7,381,605
90,148	ON Semiconductor Corp. *	7,019,825
102,400	Ormat Technologies, Inc.	7,631,872
25,109	Owens Corning	4,236,642
57,672	Pentair PLC	5,114,930
52,150	PotlatchDeltic Corp. – (REIT)	2,266,439
106,496	Sensata Technologies Holding PLC	4,105,421
903,876	SolarEdge Technologies, Inc. *	21,991,303
3,105,750	Sunrun, Inc. *	63,729,990
26,395	TE Connectivity Ltd.	4,054,272
9,000	Trane Technologies PLC	3,254,940
15,900	Valmont Industries, Inc.	4,543,584
42,900	Veralto Corp.	4,823,247

	Total United States	389,348,170

	TOTAL COMMON STOCKS (COST $955,084,546)	768,979,297

Shares	Description	Value ($)

	PREFERRED STOCKS (d) — 2.3%

	Chile — 2.3%
480,604	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	18,647,435

	TOTAL PREFERRED STOCKS (COST $23,501,015)	18,647,435

	MUTUAL FUNDS — 2.3%

	United States — 2.3%

	Affiliated Issuers — 2.3%
3,628,483	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (e)	18,142,411

	Total United States	18,142,411

	TOTAL MUTUAL FUNDS (COST $18,130,329)	18,142,411

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
101,896	State Street Institutional Treasury Money
	Market Fund – Premier Class, 5.19% (f)	101,896

	TOTAL SHORT-TERM INVESTMENTS (COST $101,896)	101,896

	TOTAL INVESTMENTS — 100.1% (Cost $996,817,786)	805,871,039
	Other Assets and Liabilities (net) — (0.1)%	(807,506)

	TOTAL NET ASSETS — 100.0%	$805,063,533

See accompanying notes to the financial statements.	2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(f)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

3	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.2%

	Brazil — 6.2%
8,856	Alupar Investimento SA	50,016
116,710	Banco do Brasil SA	582,313
2,000	BB Seguridade Participacoes SA	13,034
2,954	BrasilAgro - Co. Brasileira de Propriedades Agricolas	13,580
41,187	Cia de Saneamento de Minas Gerais Copasa MG	173,343
10,762	Cia De Sanena Do Parana	54,727
131,631	CPFL Energia SA	796,192
34,510	Cury Construtora e Incorporadora SA	145,854
68,200	Eneva SA *	158,885
50,280	Engie Brasil Energia SA	402,886
5,877	GPS Participacoes e Empreendimentos SA	18,822
51,200	Lojas Renner SA	154,528
10,564	Odontoprev SA	21,106
49,921	Petroleo Brasileiro SA	380,345
42,687	Petroleo Brasileiro SA Sponsored ADR	650,123
1,349	Sao Martinho SA	6,635
23,157	Transmissora Alianca de Energia Eletrica SA	145,657
126,251	Ultrapar Participacoes SA	523,288
45,180	Vale SA Sponsored ADR	475,294
80,200	Vibra Energia SA	365,998

	Total Brazil	5,132,626

	Chile — 0.2%
1,175,417	Cia Sud Americana de Vapores SA	77,184
769,644	Colbun SA	102,763

	Total Chile	179,947

	Colombia — 0.0%
2,773	Interconexion Electrica SA ESP	12,044

	Czech Republic — 0.2%
6,689	Moneta Money Bank AS	32,191
235	Philip Morris CR AS	157,430

	Total Czech Republic	189,621

	Egypt — 0.6%
51,221	Abou Kir Fertilizers & Chemical Industries	61,123
138,712	Commercial International Bank - Egypt (CIB)	248,433
293,698	Eastern Co. SAE	153,816
46,203	EFG Holding SAE *	22,712
35,621	ElSewedy Electric Co.	42,205

	Total Egypt	528,289

	Greece — 0.2%
714	JUMBO SA	18,056
3,060	Motor Oil Hellas Corinth Refineries SA	73,401

Shares	Description	Value ($)

	Greece — continued
3,640	OPAP SA	62,911

	Total Greece	154,368

	Hungary — 3.9%
33,308	Magyar Telekom Telecommunications PLC	96,169
31,884	MOL Hungarian Oil & Gas PLC	241,921
6,280	Opus Global Nyrt	7,945
50,581	OTP Bank Nyrt	2,604,250
8,236	Richter Gedeon Nyrt	249,624

	Total Hungary	3,199,909

	India — 18.4%
805	Amara Raja Energy & Mobility Ltd.	14,615
2,795	Ashoka Buildcon Ltd. *	7,813
71,283	Bandhan Bank Ltd.	170,237
550,927	Bharat Petroleum Corp. Ltd.	2,341,911
78,754	Brightcom Group Ltd. *	7,446
28,385	Castrol India Ltd.	89,417
37,645	Chambal Fertilisers & Chemicals Ltd.	233,878
20,681	Chennai Petroleum Corp. Ltd.	241,038
3,921	Cipla Ltd.	77,420
1,604	Colgate-Palmolive India Ltd.	69,589
5,943	Coromandel International Ltd.	124,684
1,936	Dr. Reddy’s Laboratories Ltd.	161,245
2,651	Firstsource Solutions Ltd.	9,561
12,255	GHCL Ltd.	101,275
6,560	Godawari Power & Ispat Ltd.	74,346
14,778	Great Eastern Shipping Co. Ltd.	236,232
11,605	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	94,704
20,906	Gujarat Pipavav Port Ltd.	56,310
86,768	Gujarat State Fertilizers & Chemicals Ltd.	238,195
4,027	Gujarat State Petronet Ltd.	21,253
438	HCL Technologies Ltd.	9,137
1,184	ICICI Securities Ltd.	11,620
422,483	Indian Oil Corp. Ltd.	891,566
165,644	ITC Ltd.	995,112
29,601	JM Financial Ltd.	37,621
1,075	Kaveri Seed Co. Ltd.	13,510
1,754	KNR Constructions Ltd.	6,948
1,459	KRBL Ltd. *	5,332
5,082	LT Foods Ltd.	22,938
9,520	Mahanagar Gas Ltd. (Registered)	203,732
348,417	Manappuram Finance Ltd.	895,123
2,866	Motilal Oswal Financial Services Ltd.	24,794
7,299	Muthoot Finance Ltd.	170,899
12	NCC Ltd.	46
1,982	Nippon Life India Asset Management Ltd.	15,917
556,057	NMDC Ltd.	1,482,671
556,602	Oil & Natural Gas Corp. Ltd.	2,195,128
145,645	Petronet LNG Ltd.	637,919
394,408	Power Grid Corp. of India Ltd.	1,591,398
38,986	PTC India Ltd.	98,940

See accompanying notes to the financial statements.	4

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued
7,186	Rashtriya Chemicals & Fertilizers Ltd.	17,236
108	Reliance Industries Ltd.	3,893
11,906	RITES Ltd.	92,178
385,286	Sammaan Capital Ltd.	744,531
164	Sanofi Consumer Healthcare India Ltd. * (a)	7,381
164	Sanofi India Ltd.	13,274
22,447	Shipping Corp. of India Ltd.	71,938
8,820	Shriram Finance Ltd.	338,158
25,930	Sun TV Network Ltd.	254,186
2,543	Triveni Engineering & Industries Ltd.	14,335
25,215	Ujjivan Small Finance Bank Ltd.	13,194
1,873	West Coast Paper Mills Ltd.	13,622
1,846	Zensar Technologies Ltd.	16,903

	Total India	15,282,349

	Indonesia — 7.0%
1,465,800	AKR Corporindo Tbk. PT	141,834
941,200	Aneka Tambang Tbk. PT	84,586
32,900	Astra International Tbk. PT	10,850
193,400	Bank BTPN Syariah Tbk. PT	15,861
2,965,900	Bank Central Asia Tbk. PT	1,977,353
1,883,200	Bank Mandiri Persero Tbk. PT	870,219
3,094,200	Bank Negara Indonesia Persero Tbk. PT	1,070,668
4,491,800	Bank Rakyat Indonesia Persero Tbk. PT	1,495,571
30,100	Indah Kiat Pulp & Paper Tbk. PT	15,782
20,900	Indofood CBP Sukses Makmur Tbk. PT	15,530
42,600	Indofood Sukses Makmur Tbk. PT	18,898
558,800	Medco Energi Internasional Tbk. PT	45,359
288,500	Perusahaan Gas Negara Tbk. PT	28,734
113,200	Unilever Indonesia Tbk. PT	16,610

	Total Indonesia	5,807,855

	Malaysia — 0.0%
2,300	United Plantations Bhd.	13,860

	Mexico — 6.4%
80,460	Arca Continental SAB de CV	725,536
80,664	Banco del Bajio SA	201,023
7,283	Bolsa Mexicana de Valores SAB de CV	11,205
7,501	Coca-Cola Femsa SAB de CV Sponsored ADR	631,884
539,400	Credito Real SAB de CV SOFOM ER * (b)	—
1,082	GCC SAB de CV	8,296
11,135	Gentera SAB de CV	12,111
387	Gruma SAB de CV – Class B	7,123
342	Grupo Aeroportuario del Centro Norte SAB de CV ADR	21,912
9,990	Grupo Aeroportuario del Centro Norte SAB de CV	80,075
600	Grupo Aeroportuario del Sureste SAB de CV ADR	161,634
1,741	Grupo Aeroportuario del Sureste SAB de CV – Class B	46,651

Shares	Description	Value ($)

	Mexico — continued
355,527	Grupo Financiero Banorte SAB de CV – Class O	2,465,045
8,605	Grupo Mexico SAB de CV – Series B	44,195
99,432	Kimberly-Clark de Mexico SAB de CV – Class A	163,227
17,095	Qualitas Controladora SAB de CV (c)	136,921
12,814	Regional SAB de CV	81,481
152,423	Wal-Mart de Mexico SAB de CV	485,110

	Total Mexico	5,283,429

	Pakistan — 0.8%
62,224	Attock Refinery Ltd.	77,847
116,668	Engro Fertilizers Ltd.	67,320
131,129	Fauji Fertilizer Bin Qasim Ltd.	21,682
74,465	Fauji Fertilizer Co. Ltd.	48,293
27,396	Habib Bank Ltd.	12,245
39,229	Hub Power Co. Ltd.	21,366
3,509	Lucky Cement Ltd.	10,454
2,102	Mari Petroleum Co. Ltd.	25,553
359,333	Oil & Gas Development Co. Ltd.	170,889
6,540	Pakistan Oilfields Ltd.	14,129
347,950	Pakistan Petroleum Ltd.	137,829
92,344	SUI Northern Gas Pipeline	21,333
32,472	United Bank Ltd.	29,690

	Total Pakistan	658,630

	Poland — 0.5%
100	Budimex SA	15,543
23,524	ORLEN SA *	391,516
961	XTB SA	16,990

	Total Poland	424,049

	Qatar — 1.0%
179,437	Industries Qatar QSC	636,540
2,517	Qatar Electricity & Water Co. QSC	10,862
3,518	Qatar Fuel QSC	14,069
12,574	Qatar Gas Transport Co. Ltd.	15,571
10,286	Qatar Islamic Bank QPSC	55,363
18,932	Qatar National Bank QPSC	82,539

	Total Qatar	814,944

	Russia — 0.0%
4,036,000	Alrosa PJSC (b) (d)	—
131,280	Evraz PLC * (b)	—
236,860,000	Federal Grid Co.-Rosseti PJSC * (b)	3
102,255	Gazprom Neft PJSC (b)	—
897,812	Gazprom PJSC (b)	—
783,200	GMK Norilskiy Nickel PAO (b)	—
6,151,400	Inter RAO UES PJSC (b)	—
122,088	LUKOIL PJSC (b)	—
4,327,340	Magnitogorsk Iron & Steel Works PJSC (b) (d)	—

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
88,090	Moscow Exchange MICEX-Rates PJSC (b) (d)	—
93,370	Novatek PJSC (b)	—
1,403,510	Novolipetsk Steel PJSC (b)	—
4,917	PhosAgro PJSC (b)	—
95	PhosAgro PJSC GDR * (b) (d)	—
11,902	Polyus PJSC * (b) (d)	—
1	Polyus PJSC GDR (Registered) * (b) (d)	—
50,074,400	RusHydro PJSC * (b)	1
3,446,432	Sberbank of Russia PJSC (b) (d)	—
140,607	Severstal PAO GDR (Registered) * (b) (d)	—
2,387,800	Surgutneftegas PJSC (b)	—
657,084	Tatneft PJSC (b)	—

	Total Russia	4

	South Africa — 5.8%
22,340	Anglo American Platinum Ltd. (c)	771,379
39,421	AVI Ltd.	224,580
41,188	Clicks Group Ltd.	857,347
7,877	Coronation Fund Managers Ltd.	17,906
392,286	FirstRand Ltd.	1,886,260
20,879	Foschini Group Ltd. (c)	169,277
7,120	Investec Ltd.	53,941
2,918	Kumba Iron Ore Ltd.	57,778
16,675	Mr. Price Group Ltd.	225,521
56,222	Ninety One Ltd.	122,998
10,910	Omnia Holdings Ltd.	38,657
8,996	Shoprite Holdings Ltd.	155,875
10,363	Tiger Brands Ltd.	136,736
15,006	Truworths International Ltd.	81,634

	Total South Africa	4,799,889

	South Korea — 7.5%
584	BGF retail Co. Ltd.	51,602
6,627	Cheil Worldwide, Inc.	90,121
10,777	Daou Data Corp.	87,165
454	DB Insurance Co. Ltd.	39,519
473	Hyundai Mobis Co. Ltd.	77,180
1,816	JB Financial Group Co. Ltd.	19,254
1,341	KCC Glass Corp.	41,399
18,387	Kia Corp.	1,460,826
19,966	KT&G Corp.	1,620,424
2,155	LOTTE Fine Chemical Co. Ltd.	78,656
1,930	Mirae Asset Securities Co. Ltd.	12,101
5,657	NH Investment & Securities Co. Ltd.	57,830
2,217	Orion Corp.	152,699
1,345	S-1 Corp.	59,634
24,106	Samsung Electronics Co. Ltd.	1,338,807
1,923	Samsung Securities Co. Ltd.	68,118
2,398	SK IE Technology Co. Ltd. *	59,211
49	Soulbrain Co. Ltd.	8,712
2,951	TKG Huchems Co. Ltd.	41,535

Shares	Description	Value ($)

	South Korea — continued
74,120	Woori Financial Group, Inc.	887,555

	Total South Korea	6,252,348

	Taiwan — 27.7%
6,000	Acter Group Corp. Ltd.	52,369
41,000	Asia Cement Corp.	57,772
22,000	Capital Securities Corp.	14,983
238,000	Catcher Technology Co. Ltd.	1,757,895
83,000	Chicony Electronics Co. Ltd.	420,810
5,000	Chicony Power Technology Co. Ltd.	20,032
116,000	Chipbond Technology Corp.	243,178
20,000	ChipMOS Technologies, Inc.	23,907
6,000	Darfon Electronics Corp.	9,983
26,000	Dynapack International Technology Corp.	84,020
74,000	Elitegroup Computer Systems Co. Ltd.	61,240
86,600	Evergreen Marine Corp. Taiwan Ltd.	509,341
48,000	Everlight Electronics Co. Ltd.	118,542
14,000	Feng Hsin Steel Co. Ltd.	36,257
12,000	FLEXium Interconnect, Inc.	32,538
37,000	Formosa Advanced Technologies Co. Ltd.	42,600
91,000	Formosa Petrochemical Corp.	159,584
115,897	Foxconn Technology Co. Ltd.	248,396
4,000	Fusheng Precision Co. Ltd.	35,518
18,000	Giant Manufacturing Co. Ltd.	134,314
21,000	Global Brands Manufacture Ltd.	41,430
9,000	Global Mixed Mode Technology, Inc.	64,321
3,000	Grape King Bio Ltd.	13,458
28,000	Greatek Electronics, Inc.	52,599
20,000	Hannstar Board Corp.	33,328
185,000	Hon Hai Precision Industry Co. Ltd.	1,067,956
115,000	King’s Town Bank Co. Ltd.	193,035
35,000	Kung Long Batteries Industrial Co. Ltd.	158,002
11,000	Largan Precision Co. Ltd.	1,072,733
29,000	MediaTek, Inc.	1,125,689
110,000	Micro-Star International Co. Ltd.	632,085
77,528	Nantex Industry Co. Ltd.	95,134
6,000	Nien Made Enterprise Co. Ltd.	87,810
110,000	Novatek Microelectronics Corp.	1,857,907
5,000	Pixart Imaging, Inc.	32,465
4,000	Powertech Technology, Inc.	18,235
69,000	Primax Electronics Ltd.	193,871
122,000	Radiant Opto-Electronics Corp.	753,573
2,000	Raydium Semiconductor Corp.	22,263
18,744	Shanghai Commercial & Savings Bank Ltd.	23,605
6,000	Sigurd Microelectronics Corp.	14,672
53,000	Simplo Technology Co. Ltd.	616,235
13,000	Sinon Corp.	18,012
8,750	Sporton International, Inc.	61,560
79,000	T3EX Global Holdings Corp.	221,330
23,000	TaiDoc Technology Corp.	119,850
17,000	Taiwan Fertilizer Co. Ltd.	31,821
15,000	Taiwan Hon Chuan Enterprise Co. Ltd.	75,475
251,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,430,946

See accompanying notes to the financial statements.	6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
56,000	Taiwan Surface Mounting Technology Corp.	205,096
1,000	TCI Co. Ltd.	4,509
4,000	Topkey Corp.	28,252
14,000	Transcend Information, Inc.	45,295
56,000	Tripod Technology Corp.	362,383
29,000	Tung Ho Steel Enterprise Corp.	70,848
18,000	TXC Corp.	64,919
9,761	United Microelectronics Corp. Sponsored ADR	85,604
109,000	United Microelectronics Corp.	189,427
3,000	Wah Lee Industrial Corp.	12,746
83,000	Wisdom Marine Lines Co. Ltd.	174,482
742,000	Yang Ming Marine Transport Corp.	1,497,622

	Total Taiwan	22,933,862

	Thailand — 2.3%
1,067,700	Asset World Corp. PCL NVDR	104,735
802,500	Energy Absolute PCL NVDR	155,944
131,600	Global Power Synergy PCL NVDR	156,505
285,600	Indorama Ventures PCL NVDR	144,298
274,500	PTT Exploration & Production PCL NVDR	1,148,080
184,700	PTT PCL NVDR	182,625
9,300	Regional Container Lines PCL NVDR	6,449

	Total Thailand	1,898,636

	United Arab Emirates — 0.1%
9,222	Emirates NBD Bank PJSC	49,490

	Vietnam — 2.4%
8,800	Dong Phu Rubber JSC	14,932
134,165	Duc Giang Chemicals JSC	613,869
6,700	IDICO Corp. JSC	16,316
76,000	PetroVietNam Ca Mau Fertilizer JSC	114,416
17,300	Petrovietnam Fertilizer & Chemicals JSC	24,265
7,000	PetroVietnam Gas JSC	23,487
15,300	PetroVietnam Technical Services Corp.	25,131
11,500	South Basic Chemicals JSC	17,869
219,600	SSI Securities Corp. *	297,473
11,000	Tu Liem Urban Development JSC	9,955
81,700	Vietnam Dairy Products JSC	242,782
35,319	Vietnam Joint Stock Commercial Bank for
	Industry & Trade *	49,860
90,085	VIX Securities JSC *	43,998
787,875	VNDirect Securities Corp. *	491,381

	Total Vietnam	1,985,734

	TOTAL COMMON STOCKS (COST $134,518,399)	75,601,883

	PREFERRED STOCKS (e) —7.5%

	Brazil — 6.5%
271,057	Bradespar SA	936,396

Shares	Description	Value ($)

	Brazil — continued
11,495	Cia de Ferro Ligas da Bahia FERBASA	16,622
1,132,166	Cia Energetica de Minas Gerais	2,336,269
253,631	Itausa SA	493,226
211,484	Petroleo Brasileiro SA	1,477,324
10,354	Randon SA Implementos e Participacoes	20,227
10,931	Unipar Carbocloro SA – Class B	91,702

	Total Brazil	5,371,766

	Colombia — 1.0%
25,443	Bancolombia SASponsored ADR	841,909

	Russia — 0.0%
3,948,700	Surgutneftegas PJSC (b)	—
31,500	Transneft PJSC (b)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $8,731,786)	6,213,675

	MUTUAL FUNDS — 0.9%

	United States — 0.9%
	Affiliated Issuers — 0.9%
142,276	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	711,380

	Total United States	711,380

	TOTAL MUTUAL FUNDS (COST $711,380)	711,380

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
273,067	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (f)	273,067

	TOTAL SHORT-TERM INVESTMENTS (COST $273,067)	273,067

	TOTAL INVESTMENTS — 99.9% (Cost $144,234,632)	82,800,005
	Other Assets and Liabilities (net) — 0.1%	72,458

	TOTAL NET ASSETS — 100.0%	$82,872,463

7	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$—
Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	—
Moscow Exchange MICEX-Rates PJSC	10/18/21	226,996	0.0%	—
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	—
Polyus PJSC	10/18/21	2,285,367	0.0%	—
Polyus PJSC GDR (Registered)	10/22/21	4	0.0%	—
Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	—
Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	All or a portion of this security is out on loan (Note 2).
(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Brazil — 7.3%
72,196	Alupar Investimento SA	407,739
135,600	Ambev SA	309,409
25,900	Banco do Brasil SA	129,225
5,800	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,664
7,000	Camil Alimentos SA	11,837
204,500	Cia de Saneamento de Minas Gerais Copasa MG	860,678
34,900	Cia De Sanena Do Parana	177,474
618,100	CPFL Energia SA	3,738,683
262,900	Cury Construtora e Incorporadora SA	1,111,131
39,600	Direcional Engenharia SA	203,272
219,000	Eneva SA *	510,201
254,500	Engie Brasil Energia SA	2,039,269
54,100	Grendene SA	57,595
149,200	Grupo SBF SA	457,717
164,400	Lojas Renner SA	496,180
18,800	M Dias Branco SA	90,598
12,700	Mahle Metal Leve SA	72,244
72,400	Odontoprev SA	144,647
516,100	Petroleo Brasileiro SA	3,932,138
398,099	Petroleo Brasileiro SA Sponsored ADR	6,063,048
12,600	Sao Martinho SA	61,972
211,800	Transmissora Alianca de Energia Eletrica SA	1,332,217
574,800	Ultrapar Participacoes SA	2,382,443
219,764	Vale SA Sponsored ADR	2,311,917
528,500	Vibra Energia SA	2,411,842

	Total Brazil	29,340,140

	Chile — 0.1%
3,776,696	Cia Sud Americana de Vapores SA	247,999
1,342,769	Colbun SA	179,287
1,252	Inversiones La Construccion SA	10,277

	Total Chile	437,563

	China — 21.3%
1,250,000	361 Degrees International Ltd.	562,405
106,000	3SBio, Inc.	82,140
3,064,400	Agricultural Bank of China Ltd. – Class A	1,951,850
10,137,000	Agricultural Bank of China Ltd. – Class H	4,465,122
54,200	ANTA Sports Products Ltd.	528,785
57,869	Autohome, Inc. ADR	1,455,984
7,329,000	Bank of China Ltd. – Class H	3,311,416
11,582	Beijing Chunlizhengda Medical Instruments Co. Ltd. – Class A	19,786
41,000	BOE Varitronix Ltd.	24,383
7,144,000	Bosideng International Holdings Ltd.	3,501,940
980,000	China BlueChemical Ltd. – Class H	243,710
2,459,878	China Communications Services Corp. Ltd. – Class H	1,252,905
15,057,148	China Construction Bank Corp. – Class H	10,572,219

Shares	Description	Value ($)

	China — continued
12,865,000	China Feihe Ltd.	6,887,200
1,464,000	China Lesso Group Holdings Ltd.	521,060
681,000	China Medical System Holdings Ltd.	619,621
331,400	China Merchants Bank Co. Ltd. – Class A	1,497,938
263,100	China Petroleum & Chemical Corp. – Class A	252,342
1,278,000	China Petroleum & Chemical Corp. – Class H	863,611
75,115	China Railway Signal & Communication Corp. Ltd. – Class A	55,103
25,000	China Shineway Pharmaceutical Group Ltd.	27,868
87,300	China Tourism Group Duty Free Corp. Ltd. – Class H	512,192
127,000	Consun Pharmaceutical Group Ltd.	92,904
118,000	COSCO Shipping International Hong Kong Co. Ltd.	66,377
8,102,000	CSPC Pharmaceutical Group Ltd.	4,974,384
90,200	ENN Energy Holdings Ltd.	580,737
408,000	Flat Glass Group Co. Ltd. – Class H	554,618
231,400	Ganfeng Lithium Group Co. Ltd. – Class H	513,972
419,000	GF Securities Co. Ltd. – Class H	335,832
270,000	Greentown Service Group Co. Ltd.	124,974
194,000	Hansoh Pharmaceutical Group Co. Ltd.	494,793
10,248,000	Hua Han Health Industry Holdings Ltd. * (a)	1
216,600	Hygeia Healthcare Holdings Co. Ltd. *	543,875
115,700	Industrial & Commercial Bank of China Ltd. – Class A	97,530
13,997,000	Industrial & Commercial Bank of China Ltd. – Class H	8,005,141
34,000	JNBY Design Ltd.	58,554
226,000	Kunlun Energy Co. Ltd.	225,908
184,900	Livzon Pharmaceutical Group, Inc. – Class A	937,467
453,000	Lonking Holdings Ltd.	82,131
128,062	Lufax Holding Ltd. ADR (b)	290,701
35,000	Medlive Technology Co. Ltd.	36,223
381,000	Orient Overseas International Ltd.	5,273,508
3,887,800	PetroChina Co. Ltd. – Class A	4,895,685
1,598,000	PetroChina Co. Ltd. – Class H	1,441,263
1,609	Ping An Insurance Group Co. of China Ltd. – Class A	9,972
664,700	Shanghai Mechanical & Electrical Industry Co. Ltd. – Class A	1,048,174
1,498,500	Sinopec Engineering Group Co. Ltd. – Class H	1,024,940
247,500	Sinotruk Hong Kong Ltd.	617,505
224,000	Sun Art Retail Group Ltd.	40,102
6,957	Tencent Holdings Ltd. ADR (b)	337,484
37,400	Tencent Holdings Ltd.	1,813,897
501,733	Vipshop Holdings Ltd. ADR	6,291,732
355,900	Weichai Power Co. Ltd. – Class A	650,507
1,813,000	Weichai Power Co. Ltd. – Class H	2,773,047
705,400	Weifu High-Technology Group Co. Ltd. – Class A	1,599,163

9	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued
44,000	Xinhua Winshare Publishing & Media Co. Ltd. – Class A	89,586
106,500	Xtep International Holdings Ltd.	70,461
42,000	Yadea Group Holdings Ltd.	59,163
45,000	Yihai International Holding Ltd.	67,286

	Total China	85,329,177

	Colombia — 0.0%
21,034	Interconexion Electrica SA ESP	91,360

	Czech Republic — 0.4%
251,239	Moneta Money Bank AS	1,209,092
558	Philip Morris CR AS	373,812

	Total Czech Republic	1,582,904

	Egypt — 0.4%
55,275	Abou Kir Fertilizers & Chemical Industries	65,960
712,208	Commercial International Bank - Egypt (CIB)	1,275,562
137,372	Eastern Co. SAE	71,945
10,721	Misr Fertilizers Production Co. SAE	9,755

	Total Egypt	1,423,222

	Greece — 0.1%
9,832	Motor Oil Hellas Corinth Refineries SA	235,842
6,547	OPAP SA	113,153

	Total Greece	348,995

	Hungary — 3.9%
228,299	Magyar Telekom Telecommunications PLC	659,158
162,006	MOL Hungarian Oil & Gas PLC	1,229,228
43,565	Opus Global Nyrt	55,119
244,214	OTP Bank Nyrt	12,573,778
42,539	Richter Gedeon Nyrt	1,289,309

	Total Hungary	15,806,592

	India — 13.1%
5,984	Aditya Birla Sun Life Asset Management Co. Ltd.	53,322
16,442	Ashoka Buildcon Ltd. *	45,959
16,126	Balmer Lawrie & Co. Ltd.	54,047
229,035	Bandhan Bank Ltd.	546,978
2,091,355	Bharat Petroleum Corp. Ltd.	8,890,048
317,184	Brightcom Group Ltd. *	29,990
17,740	Castrol India Ltd.	55,884
194,209	Chambal Fertilisers & Chemicals Ltd.	1,206,568
91,577	Chennai Petroleum Corp. Ltd.	1,067,333
4,256	Colgate-Palmolive India Ltd.	184,644
313	Coromandel International Ltd.	6,567
115,776	GHCL Ltd.	956,774
7,655	Godawari Power & Ispat Ltd.	86,756
76,282	Great Eastern Shipping Co. Ltd.	1,219,395

Shares	Description	Value ($)

	India — continued
68,833	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	561,722
100,428	Gujarat Pipavav Port Ltd.	270,503
451,131	Gujarat State Fertilizers & Chemicals Ltd.	1,238,441
21,398	Gujarat State Petronet Ltd.	112,930
3,076	ICICI Securities Ltd.	30,188
50	IIFL Finance Ltd.	273
1,533,542	Indian Oil Corp. Ltd.	3,236,235
6,743	Indo Count Industries Ltd.	32,977
226	ITC Ltd.	1,358
126,883	JM Financial Ltd.	161,260
7,821	Kaveri Seed Co. Ltd.	98,289
17,686	KRBL Ltd. *	64,629
41,554	LT Foods Ltd.	187,555
56,221	Mahanagar Gas Ltd. (Registered)	1,203,152
1,959,896	Manappuram Finance Ltd.	5,035,197
21,733	Motilal Oswal Financial Services Ltd.	188,016
42,663	Muthoot Finance Ltd.	998,915
406	Narayana Hrudayalaya Ltd.	6,174
7,136	Nippon Life India Asset Management Ltd.	57,307
1,955,670	NMDC Ltd.	5,214,600
2,159	Nuvama Wealth Management Ltd.	165,671
1,558,245	Oil & Natural Gas Corp. Ltd.	6,145,411
786,249	Petronet LNG Ltd.	3,443,735
825,490	Power Grid Corp. of India Ltd.	3,330,772
252,420	PTC India Ltd.	640,601
32,153	Redington Ltd.	77,392
14	Reliance Industries Ltd.	505
27	RITES Ltd.	209
1,767,861	Sammaan Capital Ltd.	3,416,233
404	Sanofi Consumer Healthcare India Ltd. * (c)	18,182
404	Sanofi India Ltd.	32,700
2,838	Shipping Corp. of India Ltd.	9,095
16,963	Shriram Finance Ltd.	650,360
125,665	Sun TV Network Ltd.	1,231,867
8,743	Triveni Engineering & Industries Ltd.	49,285
74	Ujjivan Small Finance Bank Ltd.	39
3,496	UTI Asset Management Co. Ltd.	47,947
10,947	West Coast Paper Mills Ltd.	79,615
12,594	Zensar Technologies Ltd.	115,318

	Total India	52,558,923

	Indonesia — 3.8%
4,721,200	AKR Corporindo Tbk. PT	456,833
2,090,000	Aneka Tambang Tbk. PT	187,830
710,400	Bank BTPN Syariah Tbk. PT	58,262
7,820,100	Bank Central Asia Tbk. PT	5,213,627
3,689,100	Bank Mandiri Persero Tbk. PT	1,704,718
10,522,200	Bank Negara Indonesia Persero Tbk. PT	3,640,934
6,945,700	Bank Pembangunan Daerah Jawa Timur Tbk. PT	255,933
11,443,800	Bank Rakyat Indonesia Persero Tbk. PT	3,810,281
2,390,800	Panin Financial Tbk. PT *	63,701

See accompanying notes to the financial statements.	10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
269,000	Perusahaan Gas Negara Tbk. PT	26,792

	Total Indonesia	15,418,911

	Kuwait — 0.1%
40,278	Humansoft Holding Co. KSC	351,278

	Malaysia — 0.0%
64,160	Hibiscus Petroleum Bhd.	32,719

	Mexico — 6.2%
300,219	Arca Continental SAB de CV	2,707,181
446,341	Banco del Bajio SA	1,112,325
157,705	Bolsa Mexicana de Valores SAB de CV	242,632
32,030	Coca-Cola Femsa SAB de CV Sponsored ADR	2,698,207
315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—
23,571	GCC SAB de CV	180,724
56,900	Genomma Lab Internacional SAB de CV – Class B	54,865
313,963	Gentera SAB de CV	341,475
1,745	Gruma SAB de CV – Class B	32,116
5,314	Grupo Aeroportuario del Centro Norte SAB de CV ADR	340,468
92,084	Grupo Aeroportuario del Centro Norte SAB de CV	738,103
6,309	Grupo Aeroportuario del Sureste SAB de CV ADR	1,699,581
2,971	Grupo Aeroportuario del Sureste SAB de CV – Class B	79,610
100	Grupo Carso SAB de CV	613
1,675,437	Grupo Financiero Banorte SAB de CV – Class O	11,616,635
6,896	Grupo Mexico SAB de CV – Series B	35,418
573,426	Kimberly-Clark de Mexico SAB de CV – Class A	941,334
10,479	Orbia Advance Corp. SAB de CV	11,275
19,670	Promotora y Operadora de Infraestructura SAB de CV	183,783
85,500	Regional SAB de CV	543,670
420,713	Wal-Mart de Mexico SAB de CV	1,338,984

	Total Mexico	24,898,999

	Pakistan — 0.9%
217,577	Attock Refinery Ltd.	272,205
54,383	Bank Alfalah Ltd.	11,154
627,137	Engro Fertilizers Ltd.	361,871
1,003,562	Fauji Fertilizer Bin Qasim Ltd.	165,937
459,759	Fauji Fertilizer Co. Ltd.	298,172
318	Habib Bank Ltd.	142
106,490	International Steels Ltd.	27,208
144,099	Kot Addu Power Co. Ltd.	16,366
25	Lucky Cement Ltd.	75
13,280	Mari Petroleum Co. Ltd.	161,441
41,178	MCB Bank Ltd.	31,635

Shares	Description	Value ($)

	Pakistan — continued
1,894,744	Oil & Gas Development Co. Ltd.	901,086
66,290	Pakistan Oilfields Ltd.	143,210
2,975,009	Pakistan Petroleum Ltd.	1,178,453
426,001	SUI Northern Gas Pipeline	98,415
61,458	United Bank Ltd.	56,192

	Total Pakistan	3,723,562

	Philippines — 0.1%
5,975,800	Megaworld Corp.	204,628

	Poland — 0.0%
900	Budimex SA	139,888

	Qatar — 0.9%
983,944	Industries Qatar QSC	3,490,471
11,289	Qatar Fuel QSC	45,146
44,950	Qatar Gas Transport Co. Ltd.	55,666
25,803	Qatar Islamic Bank QPSC	138,880

	Total Qatar	3,730,163

	Russia — 0.0%
31,701,260	Alrosa PJSC (a) (d)	—
39,977	Evraz PLC * (a)	—
1,432,600,000	Federal Grid Co.-Rosseti PJSC * (a)	16
219,070	Gazprom Neft PJSC (a)	—
1,250,860	Gazprom PJSC (a)	—
3,721,200	GMK Norilskiy Nickel PAO (a)	—
78,536,400	Inter RAO UES PJSC (a)	1
3	LSR Group PJSC GDR * (a)	—
239,440	LSR Group PJSC (a)	—
285,469	LUKOIL PJSC (a)	—
17,490,987	Magnitogorsk Iron & Steel Works PJSC (a) (d)	—
474,800	Mechel PJSC * (a) (d)	—
249,660	Mobile TeleSystems PJSC (a)	—
4,133,417	Moscow Exchange MICEX-Rates PJSC (a) (d)	—
10,015,560	Novolipetsk Steel PJSC (a)	—
11,924	PhosAgro PJSC (a)	—
230	PhosAgro PJSC GDR * (a) (d)	—
80,094	Polyus PJSC * (a) (d)	—
24,938,000	RusHydro PJSC * (a)	—
13,125,612	Sberbank of Russia PJSC (a) (d)	—
706,464	Severstal PAO GDR (Registered) * (a) (d)	1
68,353	SFI PJSC (a)	—
63,500,900	Surgutneftegas PJSC (a)	1
2,860,038	Tatneft PJSC (a)	—
8,118,000	Unipro PJSC * (a)	—
556,430	United Co. Rusal International PJSC * (a)	—

	Total Russia	19

	Saudi Arabia — 0.5%
288,610	Saudi Arabian Oil Co.	2,150,510

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	South Africa — 4.3%
63,299	Anglo American Platinum Ltd.	2,185,655
160,977	AVI Ltd.	917,080
183,811	Clicks Group Ltd.	3,826,108
1,220,995	FirstRand Ltd.	5,871,007
128,058	Foschini Group Ltd. (b)	1,038,237
118,669	Investec Ltd.	899,029
17,576	Kumba Iron Ore Ltd. (b)	348,015
16,334	Life Healthcare Group Holdings Ltd.	13,136
82,970	Mr. Price Group Ltd.	1,122,127
460,484	Ninety One Ltd.	1,007,409
8,666	Tiger Brands Ltd.	114,344
5,873	Truworths International Ltd.	31,950

	Total South Africa	17,374,097

	South Korea — 3.3%
5,582	Coway Co. Ltd.	281,033
30,102	Daou Data Corp.	243,467
1,501	Hyundai Mobis Co. Ltd.	244,920
53,771	JB Financial Group Co. Ltd.	570,104
79,974	Kia Corp.	6,353,841
3,870	Korea Investment Holdings Co. Ltd.	211,244
49,376	KT&G Corp.	4,007,316
2,179	Orion Corp.	150,082
314	S-1 Corp.	13,922
7,173	Samsung Electronics Co. Ltd.	398,376
16,618	Samsung Securities Co. Ltd.	588,654
7,705	SK IE Technology Co. Ltd. *	190,251

	Total South Korea	13,253,210

	Sri Lanka — 0.1%
103,983,101	Anilana Hotels & Properties Ltd. * (c) (e)	312,470

	Taiwan — 21.3%
23,000	Allied Supreme Corp.	274,601
11,000	Ambassador Hotel	21,002
68,000	Arcadyan Technology Corp.	311,860
35,000	Asia Cement Corp.	49,317
8,000	Asia Optical Co., Inc.	30,635
58,000	Capital Securities Corp.	39,501
700,000	Catcher Technology Co. Ltd.	5,170,280
446,000	Chicony Electronics Co. Ltd.	2,261,221
10,000	Chicony Power Technology Co. Ltd.	40,065
611,000	Chipbond Technology Corp.	1,280,876
5,000	Chlitina Holding Ltd.	21,622
96,000	Darfon Electronics Corp.	159,723
146,000	Dynapack International Technology Corp.	471,805
4,000	Eclat Textile Co. Ltd.	66,985
159,200	Evergreen Marine Corp. Taiwan Ltd.	936,341
115,000	Everlight Electronics Co. Ltd.	284,007
343,000	Farglory Land Development Co. Ltd.	870,163
5,150	First Financial Holding Co. Ltd.	4,392
49,000	FLEXium Interconnect, Inc.	132,863
19,000	Formosa International Hotels Corp.	122,236

Shares	Description	Value ($)

	Taiwan — continued
292,000	Formosa Petrochemical Corp.	512,073
596,778	Foxconn Technology Co. Ltd.	1,279,044
19,000	Foxsemicon Integrated Technology, Inc.	208,785
6,000	Fusheng Precision Co. Ltd.	53,276
59,000	Giant Manufacturing Co. Ltd.	440,251
29,000	Global Mixed Mode Technology, Inc.	207,258
20,000	Grape King Bio Ltd.	89,718
15,000	Greatek Electronics, Inc.	28,178
619,000	Hon Hai Precision Industry Co. Ltd.	3,573,322
166,000	Kung Long Batteries Industrial Co. Ltd.	749,380
1,000	Largan Precision Co. Ltd.	97,521
145,000	MediaTek, Inc.	5,628,443
42,000	Merry Electronics Co. Ltd.	179,307
296,000	Micro-Star International Co. Ltd.	1,700,884
12,000	Nan Pao Resins Chemical Co. Ltd.	111,033
358,000	Nantex Industry Co. Ltd.	439,299
32,000	Nien Made Enterprise Co. Ltd.	468,322
468,810	Novatek Microelectronics Corp.	7,918,232
53,000	Pan-International Industrial Corp.	58,167
26,000	Pixart Imaging, Inc.	168,817
224,000	Powertech Technology, Inc.	1,021,171
392,000	Primax Electronics Ltd.	1,101,410
637,936	Radiant Opto-Electronics Corp.	3,940,422
9,000	Raydium Semiconductor Corp.	100,185
249,000	Shinkong Insurance Co. Ltd.	741,110
31,000	Sigurd Microelectronics Corp.	75,806
315,000	Simplo Technology Co. Ltd.	3,662,529
45,000	Sinon Corp.	62,349
55,000	Standard Foods Corp.	67,268
167,000	T3EX Global Holdings Corp.	467,875
129,000	TaiDoc Technology Corp.	672,203
82,000	Taiwan Fertilizer Co. Ltd.	153,491
931,000	Taiwan Semiconductor Manufacturing Co. Ltd.	27,562,593
313,000	Taiwan Surface Mounting Technology Corp.	1,146,338
60,000	TCI Co. Ltd.	270,550
3,000	Thinking Electronic Industrial Co. Ltd.	16,155
3,000	Topkey Corp.	21,189
29,000	TPK Holding Co. Ltd. *	41,082
338,000	Transcend Information, Inc.	1,093,551
214,160	Tripod Technology Corp.	1,385,858
12,000	Tung Ho Steel Enterprise Corp.	29,316
12,000	TXC Corp.	43,279
449,000	United Microelectronics Corp.	780,300
4,000	Voltronic Power Technology Corp.	249,334
92,000	Wisdom Marine Lines Co. Ltd.	193,401
2,039,000	Yang Ming Marine Transport Corp.	4,115,432
7,000	YungShin Global Holding Corp.	12,603

	Total Taiwan	85,487,605

	Thailand — 2.2%
3,430,400	Asset World Corp. PCL NVDR	336,503
2,578,300	Energy Absolute PCL NVDR	501,022

See accompanying notes to the financial statements.	12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
423,000	Global Power Synergy PCL NVDR	503,051
917,600	Indorama Ventures PCL NVDR	463,612
2,067,800	Pruksa Holding PCL (Foreign Registered)	549,670
1,122,400	PTT Exploration & Production PCL	4,694,373
1,940,000	PTT PCL	1,918,202
42,000	TTW PCL	11,417

	Total Thailand	8,977,850

	Vietnam — 2.4%
32,200	CNG Vietnam JSC *	46,944
15,900	Dong Phu Rubber JSC	26,980
650,100	Duc Giang Chemicals JSC	2,974,520
117,900	PetroVietNam Ca Mau Fertilizer JSC	177,494
24,400	PetroVietnam Gas JSC	81,868
279,900	PetroVietnam Technical Services Corp.	459,753
148,200	Pha Lai Thermal Power JSC	76,872
95,600	Sai Gon-Ha Noi Securities JSC *	62,852
15,500	South Basic Chemicals JSC	24,084
594,600	SSI Securities Corp. *	805,453
38,600	Tu Liem Urban Development JSC	34,933
422,200	Vietnam Dairy Products JSC	1,254,623
32,100	Vietnam Petroleum Transport JSC	16,342
694,665	VIX Securities JSC *	339,278
4,848,650	VNDirect Securities Corp. *	3,023,998

	Total Vietnam	9,405,994

	TOTAL COMMON STOCKS (COST $693,602,099)	372,380,779

	PREFERRED STOCKS (f) —5.8%

	Brazil — 4.5%
1,674,600	Bradespar SA	5,785,087
5,011,380	Cia Energetica de Minas Gerais	10,341,176
190,347	Petroleo Brasileiro SA	1,329,671
47,230	Unipar Carbocloro SA – Class B	396,213

	Total Brazil	17,852,147

	Colombia — 0.9%
105,469	Bancolombia SASponsored ADR	3,489,969

	Russia — 0.0%
194,570	Nizhnekamskneftekhim PJSC (a)	—
79,676,700	Surgutneftegas PJSC (a)	1
86,900	Transneft PJSC (a)	—

	Total Russia	1

	South Korea — 0.4%
38,953	Samsung Electronics Co. Ltd.	1,750,209

	TOTAL PREFERRED STOCKS (COST $72,560,752)	23,092,326

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers — 0.0%
5,864	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	29,321

	Total United States	29,321

	TOTAL MUTUAL FUNDS (COST $29,321)	29,321

	TOTAL INVESTMENTS — 98.5% (Cost $766,192,172)	395,502,426
	Other Assets and Liabilities (net) — 1.5%	6,179,536

	TOTAL NET ASSETS — 100.0%	$401,681,962

13	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024
Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—
Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—
Mechel PJSC	11/12/21	883,911	0.0%	—
Moscow Exchange MICEX-Rates PJSC	11/12/21	8,713,968	0.0%	—
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—
Polyus PJSC	07/23/20	17,665,998	0.0%	—
Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—
Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	1

				$ 1

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
283	Mini MSCI Emerging Market	September 2024	$15,565,000	$288,271

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security is out on loan.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Affiliated company (Note 10).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	14

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Australia — 3.4%
221,861	BHP Group Ltd.	6,108,635
131,246	BlueScope Steel Ltd.	1,828,512
750,398	Brambles Ltd.	9,250,366
526,102	Fortescue Ltd.	6,481,303
173,489	GrainCorp Ltd. – Class A	1,026,792
28,133	JB Hi-Fi Ltd.	1,513,241
74,374	Rio Tinto Ltd.	5,568,123
154,801	Super Retail Group Ltd.	1,868,697
26,861	Wesfarmers Ltd.	1,317,708

	Total Australia	34,963,377

	Austria — 0.7%
114,803	Erste Group Bank AG	6,283,714
8,590	OMV AG	374,660
25,828	Raiffeisen Bank International AG	512,675

	Total Austria	7,171,049

	Belgium — 1.9%
203,891	Ageas SA	10,480,566
28,823	Bekaert SA	1,191,807
44,563	Groupe Bruxelles Lambert NV	3,440,924
18,036	Melexis NV	1,631,371
29,381	Proximus SADP	221,155
30,543	Syensqo SA	2,515,010

	Total Belgium	19,480,833

	Denmark — 0.2%
17,102	Novo Nordisk AS – Class B	2,375,641
1,474	Schouw & Co. AS	126,663

	Total Denmark	2,502,304

	Finland — 0.6%
1,386,373	Nokia OYJ	6,111,547

	France — 14.0%
333,284	AXA SA	12,684,490
263,661	Cie de Saint-Gobain SA	23,040,234
141,866	Cie Generale des Etablissements Michelin SCA	5,570,284
105,579	Coface SA	1,697,444
235,298	Credit Agricole SA	3,685,930
100,483	Derichebourg SA	557,647
13,507	Eurazeo SE	1,064,017
11,003	Ipsen SA	1,334,277
25,959	IPSOS SA	1,599,893
34,139	Metropole Television SA	462,700
119,927	Orange SA	1,367,879
95,307	Publicis Groupe SA	10,511,732
39,738	Rubis SCA	1,278,371
240,856	Sanofi SA	27,033,217
32,640	Schneider Electric SE	8,326,461

Shares	Description	Value ($)
	France — continued
14,681	Societe BIC SA	991,959
500,372	STMicroelectronics NV - NY Shares	15,986,885
110,657	Television Francaise 1 SA	986,733
14,666	TotalEnergies SE (a)	1,010,481
389,754	TotalEnergies SE (a)	26,811,868
65,484	Vivendi SE	734,592

	Total France	146,737,094

	Germany — 4.5%
22,097	Allianz SE (Registered)	6,864,570
295,624	Deutsche Bank AG (Registered)	4,836,765
33,468	Heidelberg Materials AG	3,554,868
2,953	Hornbach Holding AG & Co. KGaA	260,413
5,326	Indus Holding AG	131,924
40,876	Kloeckner & Co. SE	234,722
61,791	Mercedes-Benz Group AG	4,258,946
120,151	ProSiebenSat.1 Media SE	764,149
15,233	RTL Group SA	496,551
33,105	Salzgitter AG	580,609
112,838	Siemens AG (Registered)	21,225,445
38,257	Talanx AG	3,296,119

	Total Germany	46,505,081

	Hong Kong — 1.2%
282,500	ASMPT Ltd.	3,188,235
440,000	CK Hutchison Holdings Ltd.	2,411,973
202,800	Dah Sing Banking Group Ltd.	175,862
26,869	Dah Sing Financial Holdings Ltd.	79,412
1,107,707	Esprit Holdings Ltd. *	14,526
1,045,585	IGG, Inc. *	432,773
122,901	Johnson Electric Holdings Ltd.	168,096
215,640	Kerry Logistics Network Ltd.	193,287
144,326	Luk Fook Holdings International Ltd. (b)	267,348
1,009,331	Pacific Textiles Holdings Ltd.	199,093
383,023	Shun Tak Holdings Ltd. *	31,865
287,500	Swire Pacific Ltd. – Class A	2,440,357
57,000	Techtronic Industries Co. Ltd.	763,732
730,000	VSTECS Holdings Ltd.	401,055
72,700	VTech Holdings Ltd.	470,818
1,753,515	WH Group Ltd.	1,271,772

	Total Hong Kong	12,510,204

	Ireland — 0.4%
47,492	Kingspan Group PLC	4,135,209

	Italy — 5.1%
67,555	Anima Holding SpA	377,803
55,598	Banca IFIS SpA	1,309,237
66,604	Esprinet SpA *	386,076
515,631	Generali	14,231,108
1,794,765	Intesa Sanpaolo SpA	7,501,003
253,051	MFE-MediaForEurope NV – Class A	830,919
2,362	Sesa SpA	254,103

15	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
440,442	Stellantis NV	7,411,936
290,517	UniCredit SpA	12,075,374
19,898	Unieuro SpA	255,798
831,533	Unipol Gruppo SpA	8,835,007

	Total Italy	53,468,364

	Japan — 26.6%
56,020	AOKI Holdings, Inc.	485,874
17,200	Bridgestone Corp.	672,356
207,996	Brother Industries Ltd.	3,888,747
13,800	Canon Marketing Japan, Inc.	432,579
299,800	Canon, Inc.	10,296,431
92,300	Credit Saison Co. Ltd.	2,050,862
102,000	Daido Steel Co. Ltd. (b)	1,014,053
66,290	Daiwabo Holdings Co. Ltd.	1,261,445
1,207,100	ENEOS Holdings, Inc.	6,566,337
159,300	FUJIFILM Holdings Corp.	4,296,254
9,706	Fuyo General Lease Co. Ltd.	760,205
17,453	Gunze Ltd.	667,245
171,800	Hitachi Ltd.	4,238,308
88,900	Honda Motor Co. Ltd.	981,033
279,675	Honda Motor Co. Ltd. Sponsored ADR	9,215,291
27,800	Horiba Ltd.	1,862,071
150,800	Inpex Corp.	2,222,976
466,654	ITOCHU Corp.	24,846,592
777,504	Japan Tobacco, Inc.	22,446,720
26,000	Kaga Electronics Co. Ltd.	974,209
62,044	Kanematsu Corp.	1,074,472
174,796	KDDI Corp.	5,897,113
62,700	Komatsu Ltd.	1,754,499
29,293	Komeri Co. Ltd.	748,902
49,157	MCJ Co. Ltd.	515,286
528,300	Mitsubishi Corp.	10,998,312
544,000	Mitsubishi UFJ Financial Group, Inc.	5,739,322
557,076	Mitsui & Co. Ltd.	12,040,775
39,684	Modec, Inc.	854,088
193,800	NEC Corp.	17,175,672
49,426	Nichias Corp.	1,928,758
328,500	ORIX Corp.	8,258,780
120,500	Otsuka Holdings Co. Ltd.	7,104,037
1,370,800	Panasonic Holdings Corp.	11,517,367
82,324	Press Kogyo Co. Ltd.	343,845
37,219	Prima Meat Packers Ltd.	589,098
78,100	Recruit Holdings Co. Ltd.	4,870,466
11,966	San-A Co. Ltd.	207,553
64,400	Sanwa Holdings Corp.	1,477,192
254,100	Seiko Epson Corp.	4,751,030
50,795	Seiko Group Corp.	1,397,223
391,112	Sekisui Chemical Co. Ltd.	5,968,454
726,200	Sekisui House Ltd.	18,770,039
24,100	Shionogi & Co. Ltd.	1,122,628
22,400	Subaru Corp.	429,645
24,700	Sumitomo Corp.	587,326

Shares	Description	Value ($)

	Japan — continued
381,700	Sumitomo Forestry Co. Ltd.	15,956,384
20,638	T-Gaia Corp. (b)	519,749
23,400	Tokyo Electron Ltd.	4,211,539
110,800	Tokyo Gas Co. Ltd.	2,771,737
101,975	Tokyu Construction Co. Ltd.	520,961
12,428	Towa Pharmaceutical Co. Ltd.	250,810
693,165	Toyota Tsusho Corp.	13,394,872
21,469	TPR Co. Ltd.	345,280
24,369	Valor Holdings Co. Ltd.	377,699
20,256	Warabeya Nichiyo Holdings Co. Ltd.	330,087
1,488,300	Yamaha Motor Co. Ltd.	13,041,800
22,800	Yokogawa Electric Corp.	643,094

	Total Japan	277,665,482

	Netherlands — 5.9%
1,603	ASML Holding NV	1,445,640
99,907	EXOR NV	11,147,832
296,260	Koninklijke Ahold Delhaize NV	10,193,760
552,583	Koninklijke KPN NV	2,256,851
85,829	Koninklijke Philips NV *	2,585,230
186,758	NN Group NV	9,159,795
118,204	Randstad NV	5,702,133
113,975	Wolters Kluwer NV	19,490,531

	Total Netherlands	61,981,772

	Norway — 2.2%
411,726	Elkem ASA *	778,477
712,807	Equinor ASA	19,126,440
35,331	Europris ASA	221,891
85,365	Hafnia Ltd.	690,653
102,693	Hoegh Autoliners ASA	1,144,747
87,588	Orkla ASA	778,665
38,577	Wallenius Wilhelmsen ASA	398,198

	Total Norway	23,139,071

	Portugal — 0.2%
30,571	CTT-Correios de Portugal SA	151,334
253,973	Navigator Co. SA	1,037,087
156,820	REN - Redes Energeticas Nacionais SGPS SA	410,358
757,857	Sonae SGPS SA	794,577

	Total Portugal	2,393,356

	Singapore — 3.1%
730,000	ComfortDelGro Corp. Ltd.	795,797
116,900	DBS Group Holdings Ltd.	3,264,350
426,300	First Resources Ltd.	483,812
18,900	Keppel Ltd.	89,361
1,239,300	Oversea-Chinese Banking Corp. Ltd.	13,813,825
428,300	Sheng Siong Group Ltd.	495,771
295,400	United Overseas Bank Ltd.	7,101,120
87,700	Venture Corp. Ltd.	942,579
882,722	Yangzijiang Financial Holding Ltd.	236,747

See accompanying notes to the financial statements.	16

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
2,688,822	Yangzijiang Shipbuilding Holdings Ltd.	5,141,657

	Total Singapore	32,365,019

	Spain — 6.5%
2,439,871	Banco Bilbao Vizcaya Argentaria SA	25,919,688
11,374,226	Banco de Sabadell SA	24,408,085
164,048	Banco Santander SA	815,731
271,627	CaixaBank SA (b)	1,636,049
277,058	Industria de Diseno Textil SA	15,009,759

	Total Spain	67,789,312

	Sweden — 3.0%
134,654	Betsson AB – Class B	1,715,468
343,680	Investor AB – B Shares	10,233,225
12,582	Volvo AB – A Shares	338,690
729,359	Volvo AB – B Shares	19,393,991

	Total Sweden	31,681,374

	Switzerland — 6.5%
13,529	ABB Ltd. (Registered)	778,009
47,178	Adecco Group AG (Registered)	1,608,514
209	Forbo Holding AG (Registered)	216,567
31,657	Logitech International SA (Registered) (a)	2,881,104
190,758	Logitech International SA (Registered) (a)	17,326,836
4,104	Novartis AG Sponsored ADR	496,133
8,094	Novartis AG (Registered)	977,902
119,112	Roche Holding AG	40,321,870
57,953	Sandoz Group AG ADR	2,551,091
9,501	u-blox Holding AG	895,213
3,995	Zehnder Group AG – Class RG	254,292

	Total Switzerland	68,307,531

	United Kingdom — 11.9%
692,234	3i Group PLC	29,077,032
10,729	BAE Systems PLC	192,905
1,907,194	Barratt Developments PLC	12,761,750
121,982	Bellway PLC	4,878,048
11,667	Berkeley Group Holdings PLC	767,048
65,327	British American Tobacco PLC Sponsored ADR	2,454,335
2,819,035	BT Group PLC	5,179,722
169,404	Coca-Cola HBC AG	6,290,065
83,864	Crest Nicholson Holdings PLC	227,412
488,845	Ferrexpo PLC *	296,024
50,364	Galliford Try Holdings PLC	199,301
345,636	GSK PLC	7,527,793
458,862	GSK PLC Sponsored ADR	20,148,630
103,137	Halfords Group PLC	198,806
76,115	Investec PLC	583,486
609,829	J Sainsbury PLC	2,351,360
202,966	Kingfisher PLC	762,689
71,714	MONY Group PLC	202,639
67,053	Next PLC	8,991,621

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued
59,045	Persimmon PLC	1,279,292
31,526	RELX PLC	1,471,961
1,571,987	Taylor Wimpey PLC	3,339,878
109,244	Vesuvius PLC	584,905
1,524,587	Vodafone Group PLC Sponsored ADR	14,895,215

	Total United Kingdom	124,661,917

	TOTAL COMMON STOCKS (COST $902,441,913)	1,023,569,896

	PREFERRED STOCKS (c) — 0.2%

	Germany — 0.2%
25,194	Bayerische Motoren Werke AG	2,180,483
4,226	Draegerwerk AG & Co. KGaA	214,138

	Total Germany	2,394,621

	TOTAL PREFERRED STOCKS (COST $2,557,622)	2,394,621

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
1,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26	1,298,092

	TOTAL DEBT OBLIGATIONS (COST $1,300,305)	1,298,092

	MUTUAL FUNDS — 6.2%

	United States — 6.2%
	Affiliated Issuers — 6.2%
12,890,650	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	64,453,248

	Total United States	64,453,248

	TOTAL MUTUAL FUNDS (COST $64,453,248)	64,453,248

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
118,216	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (d)	118,216

	TOTAL SHORT-TERM INVESTMENTS (COST $118,216)	118,216

	TOTAL INVESTMENTS — 104.4% (Cost $970,871,304)	1,091,834,073
	Other Assets and Liabilities (net) — (4.4)%	(46,198,100)

	TOTAL NET ASSETS — 100.0%	$1,045,635,973

17	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	18

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Australia — 4.5%
95,140	ANZ Group Holdings Ltd.	1,952,781
398,600	BHP Group Ltd.	10,974,898
180,062	BlueScope Steel Ltd.	2,508,613
145,845	Fortescue Ltd.	1,796,735
7,445	Rio Tinto Ltd.	557,381
70,934	Westpac Banking Corp.	1,495,511

	Total Australia	19,285,919

	Austria — 0.9%
61,506	OMV AG	2,682,639
64,703	Raiffeisen Bank International AG	1,284,326

	Total Austria	3,966,965

	Belgium — 1.8%
52,746	Ageas SA	2,711,291
20,363	Groupe Bruxelles Lambert NV	1,572,326
40,204	KBC Group NV	3,130,566
8,249	Proximus SADP	62,092

	Total Belgium	7,476,275

	Canada — 12.5%
140,300	B2Gold Corp. (a)	394,566
249,771	B2Gold Corp. (a)	699,359
38,900	Bank of Nova Scotia (a)	1,941,753
97,901	Bank of Nova Scotia (a) (b)	4,883,302
15,300	Canadian Imperial Bank of Commerce (a)	894,170
81,492	Canadian Imperial Bank of Commerce (a)	4,762,392
9,900	Canadian Tire Corp. Ltd. – Class A	1,128,658
9,600	CI Financial Corp.	124,234
20,400	Empire Co. Ltd. – Class A	568,866
600	Fairfax Financial Holdings Ltd.	724,354
36,600	Great-West Lifeco, Inc. (b)	1,203,117
32,900	iA Financial Corp., Inc.	2,528,685
4,700	Imperial Oil Ltd.	353,987
8,970	Magna International, Inc. (a)	377,009
25,100	Magna International, Inc. (a)	1,054,921
81,174	Manulife Financial Corp. (a)	2,241,214
163,800	Manulife Financial Corp. (a)	4,522,686
19,500	Nutrien Ltd. (a)	944,190
57,200	Nutrien Ltd. (a)	2,770,336
85,600	Parex Resources, Inc.	859,398
111,500	Power Corp. of Canada	3,422,814
9,700	Russel Metals, Inc.	270,922
8,600	Sun Life Financial, Inc. (a)	468,783
67,772	Sun Life Financial, Inc. (a)	3,694,929
179,700	Toronto-Dominion Bank	10,767,466
13,800	West Fraser Timber Co. Ltd.	1,221,126

	Total Canada	52,823,237

	Denmark — 0.9%
861	AP Moller - Maersk AS – Class A	1,252,275

Shares	Description	Value ($)

	Denmark — continued
1,116	AP Moller - Maersk AS – Class B	1,668,742
51,720	H Lundbeck AS	367,486
2,061	Pandora AS	360,991

	Total Denmark	3,649,494

	Finland — 1.4%
935,847	Nokia OYJ	4,125,494
166,184	Outokumpu OYJ	617,053
12,348	TietoEVRY OYJ	259,158
36,531	Valmet OYJ	1,047,940

	Total Finland	6,049,645

	France — 12.4%
7,507	APERAM SA	211,669
4,936	Arkema SA	457,951
104,649	BNP Paribas SA	7,238,315
80,145	Carrefour SA	1,291,157
71,684	Cie de Saint-Gobain SA	6,264,166
62,204	Credit Agricole SA	974,422
5,193	Ipsen SA	629,728
282,259	Orange SA	3,219,427
103,990	Sanofi SA	11,671,639
119,187	Societe Generale SA	2,881,100
31,807	STMicroelectronics NV - NY Shares	1,016,234
2,533	Teleperformance SE	276,006
202,428	TotalEnergies SE	13,925,380
27,190	Valeo SE	289,666
184,657	Vivendi SE	2,071,460

	Total France	52,418,320

	Germany — 4.2%
17,603	Bayerische Motoren Werke AG	1,633,630
68,711	Daimler Truck Holding AG	2,641,423
289,139	Deutsche Bank AG (Registered)	4,730,663
49,033	Fresenius SE & Co. KGaA *	1,810,639
5,141	Henkel AG & Co. KGaA	427,498
88,478	Mercedes-Benz Group AG	6,098,349
74,475	ProSiebenSat.1 Media SE	473,654

	Total Germany	17,815,856

	Hong Kong — 3.2%
315,500	BOC Hong Kong Holdings Ltd.	990,330
689,000	CK Asset Holdings Ltd.	2,772,777
671,500	CK Hutchison Holdings Ltd.	3,680,999
66,000	Kerry Properties Ltd.	123,440
358,500	Sun Hung Kai Properties Ltd.	3,482,981
109,500	Swire Pacific Ltd. – Class A	929,458
125,200	Swire Properties Ltd.	229,548
1,800	VTech Holdings Ltd.	11,657
1,968,000	WH Group Ltd.	1,427,332

	Total Hong Kong	13,648,522

19	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — 4.4%
81,192	Banco BPM SpA	553,555
161,421	BPER Banca SpA	906,476
151,141	Eni SpA	2,459,552
38,807	Generali	1,071,050
143,801	Intesa Sanpaolo SpA	600,999
109,436	Leonardo SpA	2,791,743
315,375	Stellantis NV	5,307,258
20,000	Tenaris SA	294,335
62,112	Tenaris SA ADR	1,844,105
246,093	Unipol Gruppo SpA	2,614,729

	Total Italy	18,443,802

	Japan — 18.6%
6,300	Asahi Group Holdings Ltd.	235,152
97,700	Bridgestone Corp.	3,819,140
62,000	Brother Industries Ltd.	1,159,168
52,400	Chubu Electric Power Co., Inc.	654,683
18,800	Credit Saison Co. Ltd.	417,727
121,300	Daiwa House Industry Co. Ltd.	3,735,864
491,600	ENEOS Holdings, Inc.	2,674,187
71,800	Honda Motor Co. Ltd.	792,331
170,424	Honda Motor Co. Ltd. Sponsored ADR	5,615,471
170,500	Idemitsu Kosan Co. Ltd.	1,246,164
227,100	Inpex Corp.	3,347,731
95,400	Isuzu Motors Ltd.	1,448,406
94,500	ITOCHU Corp.	5,031,572
63,400	Japan Tobacco, Inc.	1,830,373
105,000	KDDI Corp.	3,542,397
208,700	Kirin Holdings Co. Ltd.	3,150,609
131,500	Komatsu Ltd.	3,679,690
38,500	Mazda Motor Corp. (b)	325,178
6,000	Mitsubishi Gas Chemical Co., Inc.	112,102
22,000	Mitsui & Co. Ltd.	475,513
62,000	Mitsui OSK Lines Ltd. (b)	2,236,679
2,242,100	Nippon Telegraph & Telephone Corp.	2,396,348
88,400	Nippon Yusen KK	3,207,053
176,800	Ono Pharmaceutical Co. Ltd.	2,613,695
155,100	ORIX Corp.	3,899,351
79,100	Otsuka Holdings Co. Ltd.	4,663,314
459,600	Panasonic Holdings Corp.	3,861,527
15,900	Sekisui Chemical Co. Ltd.	242,637
2,900	Sekisui House Ltd.	74,956
69,600	Shionogi & Co. Ltd.	3,242,112
29,800	Sojitz Corp.	716,173
50,700	Sumitomo Forestry Co. Ltd.	2,119,436
7,100	Sumitomo Heavy Industries Ltd.	166,306
9,300	Takeda Pharmaceutical Co. Ltd.	276,880
41,700	Tosoh Corp.	537,982
163,400	Toyota Tsusho Corp.	3,157,577
248,100	Yamaha Motor Co. Ltd.	2,174,071

	Total Japan	78,879,555

Shares	Description	Value ($)

	Netherlands — 4.9%
27,794	EXOR NV	3,101,313
329,412	ING Groep NV	5,989,410
131,577	Koninklijke Ahold Delhaize NV	4,527,322
38,770	Koninklijke Philips NV *	1,167,780
65,757	NN Group NV	3,225,140
18,093	Randstad NV	872,802
84,384	Signify NV	2,082,445

	Total Netherlands	20,966,212

	Norway — 1.1%
167,750	Equinor ASA	4,501,163
33,145	Orkla ASA	294,662

	Total Norway	4,795,825

	Portugal — 0.0%
4,483	Sonae SGPS SA	4,700

	Russia — 0.0%
9,800	Surgutneftegas PJSC (c)	—

	Singapore — 1.3%
382,700	Oversea-Chinese Banking Corp. Ltd.	4,265,755
56,100	United Overseas Bank Ltd.	1,348,588

	Total Singapore	5,614,343

	Spain — 4.5%
48,842	Acerinox SA	513,366
539,814	Banco Bilbao Vizcaya Argentaria SA	5,734,652
1,701,823	Banco de Sabadell SA	3,651,962
1,278,560	Banco Santander SA	6,357,661
200,168	Repsol SA	2,748,701

	Total Spain	19,006,342

	Sweden — 1.4%
43,071	SSAB AB – B Shares	205,097
47,078	Swedbank AB – Class A	1,007,044
262,097	Telefonaktiebolaget LM Ericsson – B
	Shares (b)	1,955,297
5,033	Volvo AB – A Shares	135,481
95,009	Volvo AB – B Shares	2,526,333

	Total Sweden	5,829,252

	Switzerland — 9.3%
65,108	Adecco Group AG (Registered)	2,219,830
14,788	Novartis AG (Registered)	1,786,659
109,291	Novartis AG Sponsored ADR	13,212,189
3,267	Roche Holding AG (a)	1,186,514
51,041	Roche Holding AG (a)	17,278,432
13,024	Sandoz Group AG ADR	573,316
2,009	Swatch Group AG	420,889
4,438	Swisscom AG (Registered)	2,805,573

	Total Switzerland	39,483,402

See accompanying notes to the financial statements.	20

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 10.7%
95,743	3i Group PLC	4,021,649
114,595	abrdn PLC	225,697
2,031,903	BT Group PLC	3,733,438
186,344	GSK PLC Sponsored ADR	8,182,365
154,136	HSBC Holdings PLC Sponsored ADR (b)	6,852,887
1,093,396	ITV PLC	1,152,023
457,463	Kingfisher PLC	1,719,018
7,949,773	Lloyds Banking Group PLC	6,141,448
262,249	NatWest Group PLC	1,194,723
54,810	Rio Tinto PLC Sponsored ADR	3,467,829
150,225	Standard Chartered PLC	1,545,723
50,118	Unilever PLC Sponsored ADR	3,247,145
411,345	Vodafone Group PLC Sponsored ADR	4,018,841

	Total United Kingdom	45,502,786

	TOTAL COMMON STOCKS (COST $375,880,546)	415,660,452

	PREFERRED STOCKS (d) — 0.4%

	Germany — 0.4%
4,681	Bayerische Motoren Werke AG	405,130
2,434	Henkel AG & Co. KGaA	222,955
10,113	Volkswagen AG	1,076,324

	Total Germany	1,704,409

	TOTAL PREFERRED STOCKS (COST $1,868,532)	1,704,409

	MUTUAL FUNDS — 1.5%

	United States — 1.5%
	Affiliated Issuers — 1.5%
1,267,772	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	6,338,858

	Total United States	6,338,858

	TOTAL MUTUAL FUNDS (COST $6,333,748)	6,338,858

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
363,260	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (e)	363,260

	TOTAL SHORT-TERM INVESTMENTS (COST $363,260)	363,260

	TOTAL INVESTMENTS — 100.0% (Cost $384,446,086)	424,066,979
	Other Assets and Liabilities (net) — (0.0)%	(19,935)

	TOTAL NET ASSETS — 100.0%	$424,047,044

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

21	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Automobiles & Components — 7.0%
456,100	Isuzu Motors Ltd.	6,924,718
325,500	Stanley Electric Co. Ltd.	6,265,803

	Total Automobiles & Components	13,190,521

	Banks — 7.8%
113,700	Sumitomo Mitsui Financial Group, Inc.	7,503,425
292,800	Sumitomo Mitsui Trust Holdings, Inc.	7,296,540

	Total Banks	14,799,965

	Capital Goods — 26.6%
211,600	EXEO Group, Inc.	2,279,600
313,000	Fuji Corp.	5,284,782
161,000	Fujikura Ltd.	4,697,389
402,300	Kanematsu Corp.	6,966,992
71,800	Kyudenko Corp.	3,235,789
494,500	Mitsubishi Electric Corp.	8,330,366
949,500	Penta-Ocean Construction Co. Ltd.	4,185,758
224,000	THK Co. Ltd.	4,162,723
177,100	TOTO Ltd.	6,146,735
63,500	Toyota Industries Corp.	5,031,433

	Total Capital Goods	50,321,567

	Consumer Durables & Apparel — 8.5%
55,100	Mizuno Corp.	3,721,167
386,800	Sega Sammy Holdings, Inc.	6,793,669
232,900	Yamaha Corp.	5,621,229

	Total Consumer Durables & Apparel	16,136,065

	Financial Services — 5.6%
262,400	Credit Saison Co. Ltd.	5,830,402
116,300	Zenkoku Hosho Co. Ltd.	4,698,085

	Total Financial Services	10,528,487

	Food, Beverage & Tobacco — 8.8%
280,900	Kirin Holdings Co. Ltd.	4,240,566
197,200	Morinaga & Co. Ltd.	3,723,795
228,500	NH Foods Ltd.	8,561,950

	Total Food, Beverage & Tobacco	16,526,311

	Health Care Equipment & Services — 4.1%
425,500	H.U. Group Holdings, Inc.	7,830,048

	Insurance — 3.8%
422,100	T&D Holdings, Inc.	7,151,684

	Materials — 7.5%
325,400	Denka Co. Ltd.	5,059,068
143,900	Maruichi Steel Tube Ltd.	3,461,465
927,900	Tokai Carbon Co. Ltd.	5,686,521

	Total Materials	14,207,054

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 5.1%
292,800	Rohm Co. Ltd.	3,698,298
505,500	SUMCO Corp.	5,839,649

	Total Semiconductors & Semiconductor Equipment	9,537,947

	Software & Services — 2.4%
52,000	NEC Corp.	4,608,540

	Technology Hardware & Equipment — 9.5%
187,200	Amano Corp.	5,641,946
305,000	Daiwabo Holdings Co. Ltd.	5,803,905
237,400	FUJIFILM Holdings Corp.	6,402,579

	Total Technology Hardware & Equipment	17,848,430

	Transportation — 1.8%
100,700	Sankyu, Inc.	3,305,298

	TOTAL COMMON STOCKS (COST $170,711,101)	185,991,917

	MUTUAL FUNDS — 2.0%

	Affiliated Issuers — 2.0%
773,941	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,869,707

	TOTAL MUTUAL FUNDS (COST $3,869,707)	3,869,707

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
197,978	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	197,978

	TOTAL SHORT-TERM INVESTMENTS (COST $197,978)	197,978

	TOTAL INVESTMENTS — 100.6% (Cost $174,778,786)	190,059,602
	Other Assets and Liabilities (net) — (0.6)%	(1,158,656)

	TOTAL NET ASSETS — 100.0%	$188,900,946

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	22

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Brazil — 0.1%
9,452	Vale SA	99,921

	Canada — 3.8%
9,808	Brookfield Asset Management Ltd. – Class A	399,774
50,700	Brookfield Corp.	2,549,196

	Total Canada	2,948,970

	Finland — 1.9%
64,367	Neste OYJ	1,501,954

	France — 5.6%
2,169	LVMH Moet Hennessy Louis Vuitton SE	1,614,422
12,700	Safran SA	2,783,025

	Total France	4,397,447

	Germany — 3.4%
12,816	Beiersdorf AG	1,853,193
10,060	Knorr-Bremse AG	827,235

	Total Germany	2,680,428

	Hong Kong — 0.9%
181,619	Galaxy Entertainment Group Ltd.	700,623

	Ireland — 2.8%
19,745	Ryanair Holdings PLC Sponsored ADR	2,200,778

	Mexico — 5.6%
223,635	Fomento Economico Mexicano SAB de CV	2,299,571
409,155	Grupo Mexico SAB de CV – Series B	2,101,427

	Total Mexico	4,400,998

	Netherlands — 0.9%
4,330	IMCD NV	709,069

	Russia — 0.0%
33,541	LUKOIL PJSC (a)	—
72,920	Novatek PJSC (a)	—

	Total Russia	—

	Spain — 6.9%
34,021	Amadeus IT Group SA	2,295,600
58,070	Industria de Diseno Textil SA	3,145,972

	Total Spain	5,441,572

	United Kingdom — 12.8%
11,607	Ashtead Group PLC	826,465
27,162	Berkeley Group Holdings PLC	1,785,769
95,034	Compass Group PLC	3,003,575
64,377	Howden Joinery Group PLC	810,133
68,810	Persimmon PLC	1,490,864

Shares	Description	Value ($)

	United Kingdom — continued
60,286	Shell PLC	2,136,146

	Total United Kingdom	10,052,952

	United States — 53.7%
12,612	Alphabet, Inc. – Class A	2,060,549
9,792	American Express Co.	2,532,701
775	Booking Holdings, Inc.	3,029,653
45,837	BorgWarner, Inc.	1,561,667
19,595	CarMax, Inc. *	1,656,757
10,049	Chevron Corp.	1,486,749
36,541	Darling Ingredients, Inc. *	1,524,856
2,867	Enphase Energy, Inc. *	347,022
18,236	EOG Resources, Inc.	2,349,161
6,766	General Electric Co.	1,181,479
20,943	Green Plains, Inc. *	296,762
9,643	Hilton Worldwide Holdings, Inc.	2,117,988
20,894	Intercontinental Exchange, Inc.	3,375,426
2,416	Lam Research Corp.	1,983,560
41,835	Las Vegas Sands Corp.	1,631,147
1,378	Markel Group, Inc. *	2,205,737
4,678	Meta Platforms, Inc. – Class A	2,438,688
20,618	Micron Technology, Inc.	1,984,276
14,655	Otis Worldwide Corp.	1,387,682
11,232	SolarEdge Technologies, Inc. *	273,275
10,003	Texas Instruments, Inc.	2,144,043
38,739	U.S. Bancorp	1,829,643
47,057	Wells Fargo & Co.	2,751,423

	Total United States	42,150,244

	TOTAL COMMON STOCKS (COST $57,280,564)	77,284,956

	PREFERRED STOCKS (b) — 1.0%

	Brazil — 1.0%
220,997	Bradespar SA	763,458

	TOTAL PREFERRED STOCKS (COST $980,466)	763,458

	MUTUAL FUNDS — 0.4%

	United States — 0.4%
	Affiliated Issuers — 0.4%
60,265	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	301,328

	Total United States	301,328

	TOTAL MUTUAL FUNDS (COST $300,727)	301,328

23	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
143,349	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (c)	143,349

	TOTAL SHORT-TERM INVESTMENTS (COST $143,349)	143,349

	TOTAL INVESTMENTS — 100.0% (Cost $58,705,106)	78,493,091
	Other Assets and Liabilities (net) — 0.0%	923

	TOTAL NET ASSETS — 100.0%	$78,494,014

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	24

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Banks — 4.1%
4,764,801	U.S. Bancorp	225,041,551
3,644,860	Wells Fargo & Co.	213,114,964

	Total Banks	438,156,515

	Capital Goods — 4.6%
480,068	Knorr-Bremse AG	39,476,050
1,892,810	Otis Worldwide Corp.	179,230,179
1,252,144	Safran SA	274,389,553

	Total Capital Goods	493,095,782

	Consumer Discretionary Distribution & Retail — 4.5%
1,301,545	Amazon.com, Inc.*	232,325,782
2,173,484	TJX Cos., Inc.	254,884,469

	Total Consumer Discretionary Distribution & Retail	487,210,251

	Consumer Durables & Apparel — 1.5%
211,552	LVMH Moet Hennessy Louis Vuitton SE	157,461,631

	Consumer Services — 4.1%
1,036,168	Amadeus IT Group SA	69,916,440
8,055,112	Compass Group PLC	254,583,943
563,152	Hilton Worldwide Holdings, Inc.	123,690,705

	Total Consumer Services	448,191,088

	Financial Services — 3.1%
122,823	American Express Co.	31,768,169
1,086,032	Visa, Inc. – Class A	300,146,664

	Total Financial Services	331,914,833

	Food, Beverage & Tobacco — 7.2%
4,751,436	Coca-Cola Co.	344,336,567
639,091	Constellation Brands, Inc. – Class A	153,835,595
3,323,000	Diageo PLC	108,476,688
1,621,849	Nestle SA (Registered)	173,927,239

	Total Food, Beverage & Tobacco	780,576,089

	Health Care Equipment & Services — 15.2%
2,656,067	Abbott Laboratories	300,852,709
519,711	Cigna Group	188,036,637
628,844	Elevance Health, Inc.	350,196,935
574,963	Intuitive Surgical, Inc.*	283,244,023
853,909	Quest Diagnostics, Inc.	134,038,096
649,947	UnitedHealth Group, Inc.	383,598,719

	Total Health Care Equipment & Services	1,639,967,119

	Household & Personal Products — 3.9%
30,233,444	Haleon PLC	152,278,142

Shares	Description	Value ($)

	Household & Personal Products — continued
4,094,142	Unilever PLC	265,407,665

	Total Household & Personal Products	417,685,807

	Media & Entertainment — 7.9%
2,647,309	Alphabet, Inc. – Class A	432,517,344
814,961	Meta Platforms, Inc. – Class A	424,847,319

	Total Media & Entertainment	857,364,663

	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
163,883	Eli Lilly & Co.	157,330,958
2,267,185	Johnson & Johnson	376,035,304
2,098,279	Merck & Co., Inc.	248,541,147
392,389	Roche Holding AG	132,831,773
176,844	Thermo Fisher Scientific, Inc.	108,771,439

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,023,510,621

	Semiconductors & Semiconductor Equipment — 10.7%
234,720	KLA Corp.	192,336,610
299,112	Lam Research Corp.	245,573,943
12,692,773	Taiwan Semiconductor Manufacturing Co. Ltd.	375,774,148
1,587,001	Texas Instruments, Inc.	340,157,794

	Total Semiconductors & Semiconductor Equipment	1,153,842,495

	Software & Services — 16.6%
844,044	Accenture PLC – Class A	288,620,846
1,526,971	Microsoft Corp.	636,960,683
2,252,464	Oracle Corp.	318,250,639
869,116	Salesforce, Inc.	219,799,436
1,488,801	SAP SE	326,707,404

	Total Software & Services	1,790,339,008

	Technology Hardware & Equipment — 5.1%
2,415,835	Apple, Inc.	553,226,215

	TOTAL COMMON STOCKS (COST $5,419,222,738)	10,572,542,117

	MUTUAL FUNDS — 1.9%

	Affiliated Issuers — 1.9%
40,600,584	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	203,002,921

	TOTAL MUTUAL FUNDS (COST $202,680,415)	203,002,921

25	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
145,129	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	145,129

	TOTAL SHORT-TERM INVESTMENTS (COST $145,129)	145,129

	TOTAL INVESTMENTS — 99.9% (Cost $5,622,048,282)	10,775,690,167
	Other Assets and Liabilities (net) — 0.1%	14,391,227

	TOTAL NET ASSETS — 100.0%	$10,790,081,394

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	26

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.4%

	Argentina — 0.7%
78,620	Adecoagro SA	865,606

	Australia — 2.5%
104,359	BHP Group Ltd.	2,873,381
578,245	Sunrise Energy Metals Ltd. *	180,904

	Total Australia	3,054,285

	Brazil — 6.0%
190,700	Sao Martinho SA	937,944
106,360	SLC Agricola SA	333,274
137,100	Suzano SA	1,337,929
437,100	Vale SA	4,620,768

	Total Brazil	7,229,915

	Canada — 14.2%
273,200	Anaergia, Inc. *	109,470
157,900	First Quantum Minerals Ltd. *	1,988,323
290,754	Greenlane Renewables, Inc. *	17,260
698,600	Ivanhoe Mines Ltd. – Class A*	9,315,358
531,300	Largo, Inc. *	1,040,798
21,437	Li-Cycle Holdings Corp. *	29,583
425,200	NexGen Energy Ltd. *	2,558,804
22,400	Teck Resources Ltd. – Class B (a)	1,072,587
22,400	Teck Resources Ltd. – Class B (a)	1,072,960

	Total Canada	17,205,143

	China — 1.6%
305,700	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	646,157
566,569	Western Mining Co. Ltd. – Class A	1,247,706

	Total China	1,893,863

	Finland — 2.9%
152,182	Neste OYJ	3,551,049

	France — 2.7%
6,198	Eramet SA	486,821
83,227	Veolia Environnement SA	2,757,145

	Total France	3,243,966

	Italy — 0.8%
65,983	Tenaris SA	971,055

	Mexico — 3.0%
697,000	Grupo Mexico SAB de CV – Series B	3,579,804

	Norway — 0.8%
103,614	Austevoll Seafood ASA	927,037

	South Africa — 2.0%
78,899	African Rainbow Minerals Ltd.	772,564

Shares	Description	Value ($)

	South Africa — continued
128,044	Impala Platinum Holdings Ltd.	551,457
1,109,977	Sibanye Stillwater Ltd.	1,060,729

	Total South Africa	2,384,750

	Spain — 1.4%
135,227	Solaria Energia y Medio Ambiente SA * (b)	1,681,422

	Sweden — 3.3%
131,030	Boliden AB	4,002,783

	United Kingdom — 8.1%
1,467,909	Glencore PLC	7,744,756
31,739	Rio Tinto PLC	2,001,060

	Total United Kingdom	9,745,816

	United States — 40.4%
6,300	Advanced Drainage Systems, Inc.	987,588
67,919	Aemetis, Inc. * (b)	167,081
20,500	AGCO Corp.	1,866,320
2,900	Air Products & Chemicals, Inc.	808,665
12,800	Albemarle Corp.	1,155,200
162,890	Ameresco, Inc. – Class A*	4,960,000
480,474	Arcadium Lithium PLC *	1,302,085
209,300	Array Technologies, Inc. *	1,404,403
383,020	Clean Energy Fuels Corp. *	1,183,532
42,400	Corteva, Inc.	2,429,520
217,100	Darling Ingredients, Inc. *	9,059,583
1,700	Deere & Co.	655,758
16,300	Enphase Energy, Inc. *	1,972,952
8,800	First Solar, Inc. *	2,000,856
47,400	Freeport-McMoRan, Inc.	2,098,872
484,566	GrafTech International Ltd. *	332,315
198,200	Green Plains, Inc. *	2,808,494
36,200	Liberty Energy, Inc.	745,358
17,700	NEXTracker, Inc. – Class A*	719,859
9,100	PotlatchDeltic Corp. – (REIT)	395,486
41,400	ProPetro Holding Corp. *	328,716
105,300	SolarEdge Technologies, Inc. *	2,561,949
370,337	Sunrun, Inc. *	7,599,315
2,700	Valmont Industries, Inc.	771,552
4,800	Veralto Corp.	539,664

	Total United States	48,855,123

	TOTAL COMMON STOCKS (COST $160,055,133)	109,191,617

	PREFERRED STOCKS (c) — 8.3%

	Brazil — 4.7%
1,644,065	Bradespar SA	5,679,601

27	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Chile — 3.6%
111,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR (b)	4,333,960

	TOTAL PREFERRED STOCKS (COST $17,641,817)	10,013,561

	MUTUAL FUNDS — 1.0%

	United States — 1.0%
	Affiliated Issuers — 1.0%
238,568	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	1,192,840

	Total United States	1,192,840

	TOTAL MUTUAL FUNDS (COST $1,192,035)	1,192,840

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
180,116	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (d)	180,116

	TOTAL SHORT-TERM INVESTMENTS (COST $180,116)	180,116

	TOTAL INVESTMENTS — 99.9% (Cost $179,069,101)	120,578,134
	Other Assets and Liabilities (net) — 0.1%	164,847

	TOTAL NET ASSETS — 100.0%	$120,742,981

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	28

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.9%

	Argentina — 3.0%
806,669	Adecoagro SA	8,881,426
2,350,400	YPF SA Sponsored ADR *	55,704,480

	Total Argentina	64,585,906

	Australia — 1.8%
1,108,730	BHP Group Ltd.	30,527,344
735,000	Clean TeQ Water Ltd. * (a)	186,454
1,632,228	Santos Ltd.	7,957,721
1,938,657	Sunrise Energy Metals Ltd. *	606,510

	Total Australia	39,278,029

	Austria — 1.2%
580,832	OMV AG	25,333,499

	Brazil — 3.6%
356,500	PRIO SA	2,962,848
1,953,928	Sao Martinho SA	9,610,249
1,152,482	SLC Agricola SA	3,611,251
1,420,800	Suzano SA	13,865,276
4,500,768	Vale SA	47,579,513

	Total Brazil	77,629,137

	Canada — 9.6%
654,900	Anaergia, Inc. *	262,417
587,800	ARC Resources Ltd.	10,877,997
1,603,300	First Quantum Minerals Ltd. *	20,189,219
696,749	Greenlane Renewables, Inc. *	41,361
7,375,500	Ivanhoe Mines Ltd. – Class A* (a)	98,347,297
1,273,509	Largo, Inc. * (a)	2,494,760
217,512	Li-Cycle Holdings Corp. *	300,167
409,165	Logan Energy Corp. *	253,517
4,357,300	NexGen Energy Ltd. * (a)	26,221,722
832,300	Tamarack Valley Energy Ltd. (a)	2,445,671
226,200	Teck Resources Ltd. – Class B (b)	10,834,980
226,500	Teck Resources Ltd. – Class B (b)	10,845,579
662,200	Veren, Inc.	4,787,706
1,167,100	Vermilion Energy, Inc. (a)	11,997,788
726,000	Whitecap Resources, Inc. (a)	5,527,221

	Total Canada	205,427,402

	China — 0.9%
3,112,700	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	6,579,304
5,718,345	Western Mining Co. Ltd. – Class A	12,593,018

	Total China	19,172,322

	Finland — 1.9%
1,761,988	Neste OYJ	41,114,625

	France — 1.5%
62,560	Eramet SA	4,913,768

Shares	Description	Value ($)

	France — continued
845,154	Veolia Environnement SA	27,998,267

	Total France	32,912,035

	Hong Kong — 0.3%
93,302,000	United Energy Group Ltd. * (a)	5,207,553

	Hungary — 0.5%
1,375,658	MOL Hungarian Oil & Gas PLC	10,437,866

	Israel — 0.0%
1	Equital Ltd. *	22

	Italy — 2.1%
2,119,894	Eni SpA	34,497,512
682,149	Tenaris SA	10,039,016

	Total Italy	44,536,528

	Japan — 0.1%
52,900	Japan Petroleum Exploration Co. Ltd.	2,119,369

	Mexico — 4.3%
7,418,140	Grupo Mexico SAB de CV – Series B	38,099,692
1,039,500	Vista Energy SAB de CV ADR *	54,189,135

	Total Mexico	92,288,827

	Norway — 2.5%
500,469	Aker BP ASA	11,989,230
1,069,161	Austevoll Seafood ASA	9,565,813
1,209,073	Equinor ASA	32,442,530

	Total Norway	53,997,573

	Portugal — 2.8%
2,890,157	Galp Energia SGPS SA	60,039,902

	Russia — 0.0%
3,574,704	Gazprom Neft PJSC (c)	—
14,145,410	Gazprom PJSC (c)	—
23,291,700	GMK Norilskiy Nickel PAO (c)	—
248,399	LUKOIL PJSC (c)	—
338,098	PhosAgro PJSC (c)	—
6,533	PhosAgro PJSC GDR * (c) (d)	—
3,476,399	Tatneft PJSC (c)	—

	Total Russia	—

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd. * (a) (c)	2

	South Africa — 1.2%
797,962	African Rainbow Minerals Ltd.	7,813,494
1,356,492	Impala Platinum Holdings Ltd.	5,842,104
11,414,513	Sibanye Stillwater Ltd.	10,908,067

	Total South Africa	24,563,665

29	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — 2.2%
2,148,685	Repsol SA	29,505,683
1,406,355	Solaria Energia y Medio Ambiente SA * (a)	17,486,716

	Total Spain	46,992,399

	Sweden — 1.9%
1,342,891	Boliden AB	41,023,435

	Ukraine — 0.1%
501,341	Kernel Holding SA *	1,765,043

	United Kingdom — 12.7%
14,874,354	BP PLC	84,207,771
15,464,204	Glencore PLC	81,589,857
3,962,971	Harbour Energy PLC	15,622,737
1,221,000	Lifezone Holdings Ltd. *	7,521,360
326,239	Rio Tinto PLC	20,568,512
1,790,408	Shell PLC	63,440,465

	Total United Kingdom	272,950,702

	United States — 35.7%
65,000	Advanced Drainage Systems, Inc.	10,189,400
687,620	Aemetis, Inc. * (a)	1,691,545
212,900	AGCO Corp.	19,382,415
35,800	Air Products & Chemicals, Inc.	9,982,830
188,600	Albemarle Corp. (a)	17,021,150
1,080,185	Ameresco, Inc. – Class A*	32,891,633
4,880,721	Arcadium Lithium PLC * (a)	13,226,754
2,190,900	Array Technologies, Inc. * (a)	14,700,939
281,800	Berry Corp.	1,744,342
838,800	California Resources Corp. (a)	44,011,836
3,917,513	Clean Energy Fuels Corp. *	12,105,115
771,000	ConocoPhillips	87,732,090
430,800	Corteva, Inc.	24,684,840
249,700	Crescent Energy Co. – Class A	2,978,921
2,234,800	Darling Ingredients, Inc. *	93,258,204
16,800	Deere & Co.	6,480,432
164,800	Enphase Energy, Inc. *	19,947,392
88,900	First Solar, Inc. *	20,213,193
502,982	Freeport-McMoRan, Inc.	22,272,043
4,836,257	GrafTech International Ltd. *	3,316,705
2,047,393	Green Plains, Inc. *	29,011,559
63,300	Gulfport Energy Corp. *	9,182,298
21,607,955	Kosmos Energy Ltd. *	105,230,741
371,100	Liberty Energy, Inc. (a)	7,640,949
313,200	Marathon Oil Corp.	8,973,180
184,100	NEXTracker, Inc. – Class A*	7,487,347
70,100	Northern Oil & Gas, Inc. (a)	2,788,578
97,100	PotlatchDeltic Corp. – (REIT)	4,219,966
450,700	ProPetro Holding Corp. *	3,578,558
153,400	SM Energy Co.	6,999,642
1,098,024	SolarEdge Technologies, Inc. * (a)	26,714,924
3,823,642	Sunrun, Inc. * (a)	78,461,134
28,000	Valmont Industries, Inc.	8,001,280

Shares	Description	Value ($)

	United States — continued
50,600	Veralto Corp.	5,688,958
81,000	Viper Energy, Inc.	3,855,600

	Total United States	765,666,493

	TOTAL COMMON STOCKS (COST $2,161,443,136)	1,927,042,334

	PREFERRED STOCKS (e) — 8.4%

	Brazil — 6.3%
16,849,926	Bradespar SA	58,209,895
10,829,281	Petroleo Brasileiro SA	75,648,081

	Total Brazil	133,857,976

	Chile — 2.1%
1,172,595	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	45,496,686

	Russia — 0.0%
20,237,584	Surgutneftegas PJSC (c)	—
7,494,797	Tatneft PJSC (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $252,945,732)	179,354,662

	MUTUAL FUNDS — 1.3%

	United States — 1.3%
	Affiliated Issuers — 1.3%
5,495,797	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	27,478,984

	Total United States	27,478,984

	TOTAL MUTUAL FUNDS (COST $27,459,007)	27,478,984

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
397,182	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (f)	397,182

	TOTAL SHORT-TERM INVESTMENTS (COST $397,182)	397,182

	TOTAL INVESTMENTS — 99.6% (Cost $2,442,245,057)	2,134,273,162
	Other Assets and Liabilities (net) — 0.4%	9,247,204

	TOTAL NET ASSETS — 100.0%	$2,143,520,366

See accompanying notes to the financial statements.	30

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer	Acquisition	Acquisition	Value as a Percentage of Fund’s	Value as of August 31,
Description	Date	Cost	Net Assets	2024

PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

31	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automobiles & Components — 3.7%
373,448	Gentex Corp.	11,700,126
73,857	XPEL, Inc.*	3,197,269

	Total Automobiles & Components	14,897,395

	Capital Goods — 17.6%
162,856	AAON, Inc.	15,554,377
39,160	Allegion PLC	5,436,974
36,037	Atkore, Inc.	3,363,333
164,536	AZEK Co., Inc.*	7,014,170
31,734	Curtiss-Wright Corp.	10,023,501
16,622	Kadant, Inc.	5,337,823
17,676	Preformed Line Products Co.	2,119,883
47,960	RBC Bearings, Inc.*	14,284,886
42,037	Woodward, Inc.	7,005,466

	Total Capital Goods	70,140,413

	Commercial & Professional Services — 1.8%
31,647	FTI Consulting, Inc.*	7,225,327

	Consumer Discretionary Distribution & Retail — 2.5%
113,245	Ollie’s Bargain Outlet Holdings, Inc.*	10,142,222

	Consumer Durables & Apparel — 8.0%
214,898	Acushnet Holdings Corp.	14,396,017
40,717	Installed Building Products, Inc.	9,051,796
227,879	Malibu Boats, Inc. – Class A*	8,287,959

	Total Consumer Durables & Apparel	31,735,772

	Consumer Services — 1.1%
118,066	Aramark	4,324,758

	Consumer Staples Distribution & Retail — 2.0%
88,859	PriceSmart, Inc.	7,959,989

	Energy — 2.1%
137,420	Cactus, Inc. – Class A	8,179,238

	Financial Services — 11.6%
94,563	Cohen & Steers, Inc.	8,450,150
172,888	Essent Group Ltd.	11,114,969
94,994	Houlihan Lokey, Inc.	14,877,960
216,067	StepStone Group, Inc. – Class A	11,818,865

	Total Financial Services	46,261,944

	Food, Beverage & Tobacco — 6.6%
72,145	J&J Snack Foods Corp.	12,278,358
21,533	John B Sanfilippo & Son, Inc.	2,042,836
71,311	Lancaster Colony Corp.	12,177,066

	Total Food, Beverage & Tobacco	26,498,260

Shares	Description	Value ($)

	Health Care Equipment & Services — 6.9%
217,287	Globus Medical, Inc. – Class A*	15,796,765
678,472	Neogen Corp.*	11,703,642

	Total Health Care Equipment & Services	27,500,407

	Materials — 6.0%
84,120	AptarGroup, Inc.	12,886,343
62,759	Balchem Corp.	11,110,225

	Total Materials	23,996,568

	Media & Entertainment — 3.7%
267,691	New York Times Co. – Class A	14,704,267

	Semiconductors & Semiconductor Equipment — 9.6%
100,422	Axcelis Technologies, Inc.*	10,979,137
84,324	Cirrus Logic, Inc.*	12,285,164
142,028	Power Integrations, Inc.	9,530,079
27,960	Universal Display Corp.	5,416,411

	Total Semiconductors & Semiconductor Equipment	38,210,791

	Software & Services — 3.5%
106,128	ASGN, Inc.*	10,205,269
53,517	Dolby Laboratories, Inc. – Class A	3,818,973

	Total Software & Services	14,024,242

	Technology Hardware & Equipment — 5.0%
262,927	Ciena Corp.*	15,157,741
19,769	Fabrinet*	4,816,717

	Total Technology Hardware & Equipment	19,974,458

	Transportation — 5.5%
78,853	ArcBest Corp.	8,382,074
73,848	Landstar System, Inc.	13,481,691

	Total Transportation	21,863,765

	TOTAL COMMON STOCKS (COST $353,749,645)	387,639,816

	MUTUAL FUNDS — 2.7%

	Affiliated Issuers — 2.7%
2,159,636	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	10,798,184

	TOTAL MUTUAL FUNDS (COST $10,798,184)	10,798,184

See accompanying notes to the financial statements.	32

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
211,644	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	211,644

	TOTAL SHORT-TERM INVESTMENTS (COST $211,644)	211,644

	TOTAL INVESTMENTS — 100.0% (Cost $364,759,473)	398,649,644
	Other Assets and Liabilities (net) — 0.0%	9,830

	TOTAL NET ASSETS — 100.0%	$398,659,474

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

33	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.8%

	Automobiles & Components — 2.5%
1,476	BorgWarner, Inc.	50,287
76,699	Ford Motor Co.	858,262
50,470	General Motors Co.	2,512,397

	Total Automobiles & Components	3,420,946

	Banks — 3.6%
25,717	Bank of America Corp.	1,047,968
1,900	Capital City Bank Group, Inc.	65,588
23,034	Citigroup, Inc.	1,442,850
2,000	Community Trust Bancorp, Inc.	101,000
5,400	Farmers National Banc Corp.	83,970
1,500	First Financial Corp.	67,050
4,100	Independent Bank Corp.	138,908
8,415	JPMorgan Chase & Co.	1,891,692

	Total Banks	4,839,026

	Capital Goods — 3.9%
584	Acuity Brands, Inc.	148,745
1,140	AGCO Corp.	103,786
5,018	Allison Transmission Holdings, Inc.	465,419
4,160	Builders FirstSource, Inc.*	723,840
2,214	Core & Main, Inc. – Class A*	106,338
4,150	Cummins, Inc.	1,298,327
956	GMS, Inc.*	82,971
10,000	Masterbrand, Inc.*	160,400
1,138	PACCAR, Inc.	109,453
661	Tennant Co.	64,560
3,479	Trane Technologies PLC	1,258,215
959	UFP Industries, Inc.	116,682
742	WW Grainger, Inc.	730,811

	Total Capital Goods	5,369,547

	Commercial & Professional Services — 4.9%
37,097	ACCO Brands Corp.	203,292
2,400	Barrett Business Services, Inc.	87,624
8,036	Booz Allen Hamilton Holding Corp.	1,275,956
287	Brady Corp. – Class A	21,249
2,157	CACI International, Inc. – Class A*	1,052,875
1,470	Cimpress PLC*	145,354
9,600	Deluxe Corp.	197,664
2,700	Heidrick & Struggles International, Inc.	104,220
5,732	HNI Corp.	308,668
3,227	ICF International, Inc.	534,907
8,506	Leidos Holdings, Inc.	1,348,286
3,863	Parsons Corp.*	368,762
1,806	Republic Services, Inc.	376,027
12,800	Resources Connection, Inc.	133,504
486	Science Applications International Corp.	63,467
18,998	Steelcase, Inc. – Class A	268,632
3,000	TrueBlue, Inc.*	23,910

Shares	Description	Value ($)

	Commercial & Professional Services — continued
846	Veralto Corp.	95,116

	Total Commercial & Professional Services	6,609,513

	Consumer Discretionary Distribution & Retail — 6.2%
4,900	1-800-Flowers.com, Inc. – Class A*	39,347
28,423	Amazon.com, Inc.*	5,073,505
2,281	Best Buy Co., Inc.	229,012
37,753	eBay, Inc.	2,231,202
2,022	Ferguson Enterprises, Inc.	415,946
314	Group 1 Automotive, Inc.	118,303
3,942	Haverty Furniture Cos., Inc.	108,011
9,794	Macy’s, Inc.	152,493
2,939	Shoe Carnival, Inc.	118,853

	Total Consumer Discretionary Distribution & Retail	8,486,672

	Consumer Durables & Apparel — 5.2%
1,353	Crocs, Inc.*	197,768
585	Deckers Outdoor Corp.*	561,185
4,134	DR Horton, Inc.	780,334
3,898	Ethan Allen Interiors, Inc.	122,709
10,511	Garmin Ltd.	1,926,561
965	Johnson Outdoors, Inc. – Class A	34,692
3,723	KB Home	311,652
2,226	Lennar Corp. – Class A	405,266
1,407	M/I Homes, Inc.*	224,234
2,850	MasterCraft Boat Holdings, Inc.*	52,811
201	Meritage Homes Corp.	39,812
4,850	PulteGroup, Inc.	638,502
6,656	Taylor Morrison Home Corp.*	448,148
4,020	Toll Brothers, Inc.	579,161
12,502	Tri Pointe Homes, Inc.*	555,589
1,232	Whirlpool Corp.	123,557

	Total Consumer Durables & Apparel	7,001,981

	Consumer Services — 1.8%
5,626	Adtalem Global Education, Inc.*	425,945
148	Graham Holdings Co. – Class B	117,688
1,220	Grand Canyon Education, Inc.*	176,912
9,692	H&R Block, Inc.	613,601
23,369	Perdoceo Education Corp.	524,400
1,035	Service Corp. International	81,009
5,671	Stride, Inc.*	466,950

	Total Consumer Services	2,406,505

	Consumer Staples Distribution & Retail — 2.2%
38,286	Kroger Co.	2,037,198
12,932	Walmart, Inc.	998,738

	Total Consumer Staples Distribution & Retail	3,035,936

See accompanying notes to the financial statements.	34

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Energy — 3.8%
2,978	Cheniere Energy, Inc.	551,704
8,409	Chevron Corp.	1,244,112
3,159	EOG Resources, Inc.	406,943
1,161	International Seaways, Inc.	60,175
102,555	Kinder Morgan, Inc.	2,212,111
4,721	Valero Energy Corp.	692,712

	Total Energy	5,167,757

	Financial Services — 11.5%
6,352	American Express Co.	1,642,945
24,216	Bank of New York Mellon Corp.	1,652,015
985	Berkshire Hathaway, Inc. – Class B*	468,781
5,857	Capital One Financial Corp.	860,569
2,760	Discover Financial Services	382,840
2,880	Enact Holdings, Inc.	102,384
5,404	Enova International, Inc.*	463,285
2,307	Essent Group Ltd.	148,317
2,616	Federated Hermes, Inc.	89,729
3,472	Goldman Sachs Group, Inc.	1,771,588
10,002	Jackson Financial, Inc. – Class A	899,880
13,491	Janus Henderson Group PLC	507,396
2,605	LendingTree, Inc.*	150,908
54,463	MGIC Investment Corp.	1,384,994
3,188	Nasdaq, Inc.	229,791
6,070	NMI Holdings, Inc.*	249,295
4,567	PROG Holdings, Inc.	213,553
28,788	Radian Group, Inc.	1,040,686
3,737	SLM Corp.	82,438
11,234	State Street Corp.	978,481
26,365	Synchrony Financial	1,325,105
7,214	T. Rowe Price Group, Inc.	764,973
3,437	Victory Capital Holdings, Inc. – Class A	187,557

	Total Financial Services	15,597,510

	Food, Beverage & Tobacco — 0.6%
13,679	Altria Group, Inc.	735,520
892	Universal Corp.	48,435

	Total Food, Beverage & Tobacco	783,955

	Health Care Equipment & Services — 1.5%
3,708	Centene Corp.*	292,302
2,820	Cigna Group	1,020,304
1,023	Elevance Health, Inc.	569,699
281	UnitedHealth Group, Inc.	165,846

	Total Health Care Equipment & Services	2,048,151

	Insurance — 3.6%
935	Aflac, Inc.	103,187
1,249	Allstate Corp.	235,986
11,846	Arch Capital Group Ltd.*	1,339,664
367	Assurant, Inc.	72,060
105	Brown & Brown, Inc.	11,039
242	Chubb Ltd.	68,772

Shares	Description	Value ($)

	Insurance — continued
17,773	Hartford Financial Services Group, Inc.	2,063,445
1,167	Prudential Financial, Inc.	141,394
1,575	Stewart Information Services Corp.	116,408
776	Travelers Cos., Inc.	176,982
9,277	Unum Group	514,781

	Total Insurance	4,843,718

	Materials — 0.2%
460	Nucor Corp.	69,879
5,006	Ryerson Holding Corp.	100,220
1,342	Steel Dynamics, Inc.	160,382

	Total Materials	330,481

	Media & Entertainment — 8.7%
20,562	Alphabet, Inc. – Class A	3,359,420
24,421	Alphabet, Inc. – Class C	4,032,151
8,458	Meta Platforms, Inc. – Class A	4,409,240

	Total Media & Entertainment	11,800,811

	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
8,133	Bristol-Myers Squibb Co.	406,243
10,119	Johnson & Johnson	1,678,337
27,843	Merck & Co., Inc.	3,298,004
70,807	Pfizer, Inc.	2,054,111
33	Regeneron Pharmaceuticals, Inc.*	39,095

	Total Pharmaceuticals, Biotechnology & Life Sciences	7,475,790

	Real Estate Management & Development — 0.1%
1,543	CBRE Group, Inc. – Class A*	177,661

	Semiconductors & Semiconductor Equipment — 13.2%
13,952	Applied Materials, Inc.	2,752,172
1,375	Broadcom, Inc.	223,877
3,590	Cirrus Logic, Inc.*	523,027
95,976	Intel Corp.	2,115,311
1,652	KLA Corp.	1,353,698
691	Lam Research Corp.	567,318
894	Micron Technology, Inc.	86,039
40,405	NVIDIA Corp.	4,823,145
6,040	NXP Semiconductors NV	1,548,414
16,242	QUALCOMM, Inc.	2,847,223
7,660	Skyworks Solutions, Inc.	839,459
982	Texas Instruments, Inc.	210,482

	Total Semiconductors & Semiconductor Equipment	17,890,165

	Software & Services — 7.1%
1,064	Amdocs Ltd.	92,536
2,203	ASGN, Inc.*	211,841

35	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares /
Par Value†	Description	Value ($)

	Software & Services — continued
6,302	Cognizant Technology Solutions Corp. – Class A	490,107
15,842	International Business Machines Corp.	3,202,143
13,202	Microsoft Corp.	5,507,082
549	Oracle Corp.	77,568

	Total Software & Services	9,581,277

	Technology Hardware & Equipment — 10.9%
37,967	Apple, Inc.	8,694,443
51,582	Cisco Systems, Inc.	2,606,954
34,077	Hewlett Packard Enterprise Co.	660,072
50,668	HP, Inc.	1,833,168
4,079	NetApp, Inc.	492,417
3,571	TE Connectivity Ltd.	548,506

	Total Technology Hardware & Equipment	14,835,560

	Telecommunication Services — 1.0%
32,207	Verizon Communications, Inc.	1,345,608

	Transportation — 1.4%
25,760	CSX Corp.	882,795
991	FedEx Corp.	296,081
1,194	Matson, Inc.	165,130
829	Norfolk Southern Corp.	212,357
1,045	Union Pacific Corp.	267,614
785	United Parcel Service, Inc. – Class B	100,912

	Total Transportation	1,924,889

	Utilities — 0.4%
2,596	Constellation Energy Corp.	510,633

	TOTAL COMMON STOCKS (COST $111,578,339)	135,484,092

	DEBT OBLIGATIONS — 0.0%

	U.S. Government — 0.0%
25,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (a)	24,969

	TOTAL DEBT OBLIGATIONS (COST $25,002)	24,969

	MUTUAL FUNDS — 0.4%

	Affiliated Issuers — 0.4%
111,112	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	555,559

	TOTAL MUTUAL FUNDS (COST $555,559)	555,559

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
245,904	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (b)	245,904

	TOTAL SHORT-TERM INVESTMENTS (COST $245,904)	245,904

	TOTAL INVESTMENTS — 100.4% (Cost $112,404,804)	136,310,524
	Other Assets and Liabilities (net) — (0.4)%	(577,935)

	TOTAL NET ASSETS — 100.0%	$135,732,589

See accompanying notes to the financial statements.	36

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

37	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Automobiles & Components — 2.6%
5,989	Aptiv PLC*	428,393
94,066	BorgWarner, Inc.	3,204,829
465,580	Ford Motor Co.	5,209,840
43,151	General Motors Co.	2,148,057
26,687	Lear Corp.	3,113,038
1,400	Winnebago Industries, Inc.	83,524

	Total Automobiles & Components	14,187,681

	Banks — 11.0%
410,216	Bank of America Corp.	16,716,302
157,757	Citigroup, Inc.	9,881,899
19,854	First Horizon Corp.	329,378
115,788	JPMorgan Chase & Co.	26,029,142
27,801	M&T Bank Corp.	4,784,830
28,161	Regions Financial Corp.	659,531
60,889	U.S. Bancorp	2,875,787

	Total Banks	61,276,869

	Capital Goods — 3.1%
24,518	AGCO Corp.	2,232,119
15,415	Allison Transmission Holdings, Inc.	1,429,741
5,667	Atkore, Inc.	528,901
2,232	Boise Cascade Co.	302,704
1,811	Builders FirstSource, Inc.*	315,114
72,060	CNH Industrial NV	745,100
18,444	Cummins, Inc.	5,770,205
13,950	Mueller Industries, Inc.	1,014,305
18,695	Oshkosh Corp.	2,017,377
5,724	Owens Corning	965,811
5,154	Terex Corp.	292,593
13,140	UFP Industries, Inc.	1,598,744

	Total Capital Goods	17,212,714

	Commercial & Professional Services — 0.3%
6,581	Concentrix Corp.	495,089
2,156	HNI Corp.	116,100
8,215	ManpowerGroup, Inc.	607,253
6,596	Robert Half, Inc.	413,371

	Total Commercial & Professional Services	1,631,813

	Consumer Discretionary Distribution & Retail — 3.4%
31,533	Academy Sports & Outdoors, Inc.	1,749,451
10,181	AutoNation, Inc.*	1,812,014
45,427	Best Buy Co., Inc.	4,560,871
87,308	eBay, Inc.	5,159,903
5,111	Foot Locker, Inc.	159,156
4,049	Group 1 Automotive, Inc.	1,525,501
18,287	Kohl’s Corp.	354,585
29,735	LKQ Corp.	1,236,679
29,398	Macy’s, Inc.	457,727

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
20,434	Signet Jewelers Ltd.	1,718,499

	Total Consumer Discretionary Distribution & Retail	18,734,386

	Consumer Durables & Apparel — 3.2%
9,544	Brunswick Corp.	754,453
8,423	Carter’s, Inc.	555,076
21,039	Crocs, Inc.*	3,075,271
18,582	KB Home	1,555,499
8,526	La-Z-Boy, Inc.	345,900
21,583	Polaris, Inc.	1,827,001
10,567	PulteGroup, Inc.	1,391,145
15,492	PVH Corp.	1,528,905
14,389	Skechers U.S.A., Inc. – Class A*	985,359
37,414	Tapestry, Inc.	1,532,852
4,627	Toll Brothers, Inc.	666,612
68,725	VF Corp.	1,251,482
21,486	Whirlpool Corp.	2,154,831

	Total Consumer Durables & Apparel	17,624,386

	Consumer Services — 0.8%
4,417	Adtalem Global Education, Inc.*	334,411
2,536	Expedia Group, Inc.*	352,732
490	Graham Holdings Co. – Class B	389,643
50,140	H&R Block, Inc.	3,174,364

	Total Consumer Services	4,251,150

	Consumer Staples Distribution & Retail — 1.4%
91,285	Kroger Co.	4,857,275
9,457	Target Corp.	1,452,784
160,867	Walgreens Boots Alliance, Inc.	1,488,020

	Total Consumer Staples Distribution & Retail	7,798,079

	Energy — 7.9%
103,737	Chevron Corp.	15,347,889
30,706	EOG Resources, Inc.	3,955,547
186,958	Exxon Mobil Corp.	22,049,827
28,736	Ovintiv, Inc.	1,230,763
10,028	Valero Energy Corp.	1,471,408

	Total Energy	44,055,434

	Financial Services — 12.8%
9,068	Affiliated Managers Group, Inc.	1,576,290
78,866	Ally Financial, Inc.	3,406,222
9,975	American Express Co.	2,580,034
89,417	Bank of New York Mellon Corp.	6,100,028
40,116	Capital One Financial Corp.	5,894,244
36,759	Discover Financial Services	5,098,841
16,521	Federated Hermes, Inc.	566,670
60,034	Franklin Resources, Inc.	1,215,088
24,157	Goldman Sachs Group, Inc.	12,326,109

See accompanying notes to the financial statements.	38

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
67,653	Invesco Ltd.	1,156,190
13,688	Jackson Financial, Inc. – Class A	1,231,509
35,943	Janus Henderson Group PLC	1,351,816
126,693	MGIC Investment Corp.	3,221,803
30,937	Morgan Stanley	3,205,383
18,682	OneMain Holdings, Inc.	923,078
54,280	PayPal Holdings, Inc.*	3,931,500
79,216	Radian Group, Inc.	2,863,658
47,279	SLM Corp.	1,042,975
52,197	State Street Corp.	4,546,359
84,868	Synchrony Financial	4,265,466
26,106	T. Rowe Price Group, Inc.	2,768,280
172,699	Western Union Co.	2,106,928

	Total Financial Services	71,378,471

	Food, Beverage & Tobacco — 4.1%
75,591	Archer-Daniels-Midland Co.	4,610,295
34,581	Bunge Global SA	3,505,822
61,146	Conagra Brands, Inc.	1,907,755
61,870	General Mills, Inc.	4,472,582
10,616	Ingredion, Inc.	1,425,835
127,067	Kraft Heinz Co.	4,501,984
43,740	Molson Coors Beverage Co. – Class B	2,360,648

	Total Food, Beverage & Tobacco	22,784,921

	Health Care Equipment & Services — 8.0%
67,958	Centene Corp.*	5,357,129
24,916	Cigna Group	9,014,858
111,841	CVS Health Corp.	6,401,779
16,709	Elevance Health, Inc.	9,305,075
18,896	GE HealthCare Technologies, Inc.	1,602,759
5,188	Humana, Inc.	1,838,990
68,498	Medtronic PLC	6,067,553
17,060	Premier, Inc. – Class A	347,512
26,459	Solventum Corp.*	1,696,286
5,309	UnitedHealth Group, Inc.	3,133,372

	Total Health Care Equipment & Services	44,765,313

	Household & Personal Products — 0.8%
26,203	Procter & Gamble Co.	4,494,863

	Insurance — 1.8%
3,190	Everest Group Ltd.	1,251,246
17,260	Fidelity National Financial, Inc.	1,017,650
44,604	Hartford Financial Services Group, Inc.	5,178,524
49,560	Unum Group	2,750,084

	Total Insurance	10,197,504

	Materials — 2.7%
3,516	Berry Global Group, Inc.	242,112
23,967	Commercial Metals Co.	1,284,391
7,730	International Paper Co.	374,287
41,296	LyondellBasell Industries NV – Class A	4,075,915

Shares	Description	Value ($)

	Materials — continued
48,019	Mosaic Co.	1,371,903
543	NewMarket Corp.	311,557
21,846	Nucor Corp.	3,318,626
8,508	Sealed Air Corp.	297,355
29,504	Steel Dynamics, Inc.	3,526,023

	Total Materials	14,802,169

	Media & Entertainment — 10.3%
64,696	Alphabet, Inc. – Class A	10,570,033
56,073	Alphabet, Inc. – Class C	9,258,213
272,391	Comcast Corp. – Class A	10,778,512
54,033	Fox Corp. – Class A	2,235,345
14,533	Fox Corp. – Class B	558,503
45,836	Meta Platforms, Inc. – Class A	23,894,765

	Total Media & Entertainment	57,295,371

	Pharmaceuticals, Biotechnology & Life Sciences — 12.1%
65,593	Bristol-Myers Squibb Co.	3,276,370
13,348	Exelixis, Inc.*	347,448
36,131	Gilead Sciences, Inc.	2,854,349
21,756	Incyte Corp.*	1,428,499
130,528	Johnson & Johnson	21,649,374
120,833	Merck & Co., Inc.	14,312,669
403,691	Pfizer, Inc.	11,711,076
6,834	Regeneron Pharmaceuticals, Inc.*	8,096,172
1,031	United Therapeutics Corp.*	374,820
259,861	Viatris, Inc.	3,139,121

	Total Pharmaceuticals, Biotechnology & Life Sciences	67,189,898

	Semiconductors & Semiconductor Equipment — 1.9%
297,280	Intel Corp.	6,552,051
6,159	QUALCOMM, Inc.	1,079,673
24,483	Skyworks Solutions, Inc.	2,683,092

	Total Semiconductors & Semiconductor Equipment	10,314,816

	Software & Services — 3.7%
65,450	Cognizant Technology Solutions Corp. – Class A	5,090,046
64,024	International Business Machines Corp.	12,941,171
35,657	Zoom Video Communications, Inc. – Class A*	2,463,186

	Total Software & Services	20,494,403

	Technology Hardware & Equipment — 5.2%
24,803	Arrow Electronics, Inc.*	3,350,389
44,272	Avnet, Inc.	2,442,929
262,189	Cisco Systems, Inc.	13,251,032
230,141	Hewlett Packard Enterprise Co.	4,457,831

39	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued
151,980	HP, Inc.	5,498,637

	Total Technology Hardware & Equipment	29,000,818

	Telecommunication Services — 2.4%
90,471	AT&T, Inc.	1,800,373
282,862	Verizon Communications, Inc.	11,817,974

	Total Telecommunication Services	13,618,347

	Transportation — 0.0%
1,868	Matson, Inc.	258,344

	TOTAL COMMON STOCKS (COST $491,943,991)	553,367,750

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%
544,313	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2,721,566

	TOTAL MUTUAL FUNDS (COST $2,717,735)	2,721,566

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
156,861	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	156,861

	TOTAL SHORT-TERM INVESTMENTS (COST $156,861)	156,861

	TOTAL INVESTMENTS — 100.0%
	(Cost $494,818,587)	556,246,177
	Other Assets and Liabilities (net) — (0.0)%	(1,906)

	TOTAL NET ASSETS — 100.0%	$556,244,271

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

See accompanying notes to the financial statements.	40

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Automobiles & Components — 1.0%
5,040	BorgWarner, Inc.	171,713
6,780	Dana, Inc.	76,546
1,392	Patrick Industries, Inc.	179,874

	Total Automobiles & Components	428,133

	Banks — 11.1%
2,706	1st Source Corp.	166,270
4,458	Amalgamated Financial Corp.	147,069
1,366	Arrow Financial Corp.	41,649
19,136	Associated Banc-Corp.	437,832
9,023	BankUnited, Inc.	346,754
1,866	Banner Corp.	111,158
600	Capital City Bank Group, Inc.	20,712
1,987	Central Pacific Financial Corp.	54,662
470	Civista Bancshares, Inc.	7,976
2,452	Community Trust Bancorp, Inc.	123,826
900	Community West Bancshares	18,360
3,740	Customers Bancorp, Inc.*	193,807
2,387	Eagle Bancorp, Inc.	51,965
3,363	East West Bancorp, Inc.	282,727
1,228	Enterprise Financial Services Corp.	64,974
915	FB Financial Corp.	44,121
1,004	Financial Institutions, Inc.	26,124
14,429	First BanCorp	308,492
984	First Busey Corp.	26,617
1,441	First Community Bankshares, Inc.	63,577
691	First Financial Bancorp	18,291
2,252	First Financial Corp.	100,664
11,209	First Horizon Corp.	185,957
1,097	First Merchants Corp.	42,783
400	Great Southern Bancorp, Inc.	23,824
8,589	Hanmi Financial Corp.	170,148
5,053	Hope Bancorp, Inc.	64,628
3,074	Independent Bank Corp.	104,147
3,059	International Bancshares Corp.	193,268
2,896	Midland States Bancorp, Inc.	65,942
1,200	MidWestOne Financial Group, Inc.	35,064
2,032	OceanFirst Financial Corp.	36,312
4,260	OFG Bancorp	195,917
693	Peoples Bancorp, Inc.	22,176
3,269	Popular, Inc.	335,073
468	Preferred Bank	38,774
882	Premier Financial Corp.	22,103
407	QCR Holdings, Inc.	31,392
2,512	Renasant Corp.	87,920
613	Republic Bancorp, Inc. – Class A	39,171
1,715	Simmons First National Corp. – Class A	36,735
738	Southside Bancshares, Inc.	25,262
1,431	Trustmark Corp.	47,667
287	UMB Financial Corp.	29,730

Shares	Description	Value ($)

	Banks — continued
1,839	Veritex Holdings, Inc.	46,324

	Total Banks	4,537,944

	Capital Goods — 10.6%
753	Acuity Brands, Inc.	191,789
979	AGCO Corp.	89,128
8,233	Allison Transmission Holdings, Inc.	763,611
1,488	American Woodmark Corp.*	133,340
5,100	Apogee Enterprises, Inc.	340,578
2,963	AZZ, Inc.	246,433
1,272	BlueLinx Holdings, Inc.*	128,014
384	DXP Enterprises, Inc.*	21,120
19,741	Gates Industrial Corp. PLC*	358,496
1,978	GMS, Inc.*	171,671
1,854	Greenbrier Cos., Inc.	89,826
1,159	Hyster-Yale, Inc.	72,971
9,592	JELD-WEN Holding, Inc.*	136,590
6,269	Kennametal, Inc.	162,179
16,589	Masterbrand, Inc.*	266,088
1,621	Matrix Service Co.*	16,145
1,340	Miller Industries, Inc.	81,351
11,962	MRC Global, Inc.*	157,420
1,981	Oshkosh Corp.	213,770
1,152	Park-Ohio Holdings Corp.	34,836
539	Preformed Line Products Co.	64,642
1,929	Primoris Services Corp.	108,873
2,283	Quanex Building Products Corp.	63,079
7,307	Resideo Technologies, Inc.*	147,309
300	Rush Enterprises, Inc. – Class B	14,112
2,204	Tennant Co.	215,265
1,781	Wabash National Corp.	34,658

	Total Capital Goods	4,323,294

	Commercial & Professional Services — 8.2%
3,504	ABM Industries, Inc.	200,254
33,149	ACCO Brands Corp.	181,656
3,200	Barrett Business Services, Inc.	116,832
6,053	Brady Corp. – Class A	448,164
3,228	BrightView Holdings, Inc.*	51,551
697	CACI International, Inc. – Class A*	340,220
1,168	Cimpress PLC*	115,492
621	Concentrix Corp.	46,718
10,995	Deluxe Corp.	226,387
24,379	GEO Group, Inc.*	338,137
4,971	Heidrick & Struggles International, Inc.	191,881
5,123	HNI Corp.	275,873
6,782	Interface, Inc.	128,044
7,365	Kelly Services, Inc. – Class A	155,475
520	Korn Ferry	37,986
933	ManpowerGroup, Inc.	68,967
9,139	Pitney Bowes, Inc.	64,613
10,690	Resources Connection, Inc.	111,497
16,536	Steelcase, Inc. – Class A	233,819

41	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued
5,005	TrueBlue, Inc.*	39,890

	Total Commercial & Professional Services	3,373,456

	Consumer Discretionary Distribution & Retail — 4.9%
1,801	1-800-Flowers.com, Inc. – Class A*	14,462
6,558	Aaron’s Co., Inc.	66,170
775	Buckle, Inc.	32,473
3,218	Caleres, Inc.	135,574
3,090	Cato Corp. – Class A	15,048
12,886	Container Store Group, Inc.*	10,484
4,805	Foot Locker, Inc.	149,628
4,894	Gap, Inc.	109,772
4,826	Genesco, Inc.*	145,697
327	Group 1 Automotive, Inc.	123,201
3,001	Guess?, Inc.	62,181
2,814	Haverty Furniture Cos., Inc.	77,104
1,342	Kohl’s Corp.	26,021
1,692	Lands’ End, Inc.*	26,209
33,653	Macy’s, Inc.	523,977
3,438	Sally Beauty Holdings, Inc.*	44,866
8,730	Shoe Carnival, Inc.	353,041
1,371	Upbound Group, Inc.	45,654
547	Urban Outfitters, Inc.*	19,867
494	Weyco Group, Inc.	16,490

	Total Consumer Discretionary Distribution & Retail	1,997,919

	Consumer Durables & Apparel — 7.2%
1,136	Bassett Furniture Industries, Inc.	16,086
1,107	Beazer Homes USA, Inc.*	34,627
6,698	Ethan Allen Interiors, Inc.	210,853
8,624	G-III Apparel Group Ltd.*	228,277
1,368	Hooker Furnishings Corp.	21,669
1,124	Johnson Outdoors, Inc. – Class A	40,408
5,366	KB Home	449,188
7,027	La-Z-Boy, Inc.	285,086
2,568	M/I Homes, Inc.*	409,262
2,393	Movado Group, Inc.	57,097
531	Oxford Industries, Inc.	46,186
1,262	Polaris, Inc.	106,828
5,200	Sonos, Inc.*	63,596
226	Taylor Morrison Home Corp.*	15,217
514	Toll Brothers, Inc.	74,052
5,916	Tri Pointe Homes, Inc.*	262,907
2,400	Universal Electronics, Inc.*	22,368
4,517	Vera Bradley, Inc.*	26,334
5,920	Whirlpool Corp.	593,717

	Total Consumer Durables & Apparel	2,963,758

	Consumer Services — 3.1%
8,052	Adtalem Global Education, Inc.*	609,617
1,748	H&R Block, Inc.	110,666

Shares	Description	Value ($)

	Consumer Services — continued
16,861	Perdoceo Education Corp.	378,361
1,881	Stride, Inc.*	154,881

	Total Consumer Services	1,253,525

	Consumer Staples Distribution & Retail — 0.9%
1,408	Ingles Markets, Inc. – Class A	104,192
5,461	SpartanNash Co.	120,633
1,140	Village Super Market, Inc. – Class A	36,651
1,444	Weis Markets, Inc.	97,586

	Total Consumer Staples Distribution & Retail	359,062

	Energy — 3.1%
1,524	Excelerate Energy, Inc. – Class A	27,783
9,097	FutureFuel Corp.	56,765
3,275	Granite Ridge Resources, Inc.	20,796
3,124	International Seaways, Inc.	161,917
4,255	Oil States International, Inc.*	22,509
8,669	PBF Energy, Inc. – Class A	295,266
5,776	Solaris Oilfield Infrastructure, Inc. – Class A	73,240
873	Vitesse Energy, Inc.	22,576
20,232	World Kinect Corp.	582,479

	Total Energy	1,263,331

	Equity Real Estate Investment Trusts (REITs) — 4.9%
4,094	American Assets Trust, Inc. – (REIT)	111,562
5,273	Brandywine Realty Trust – (REIT)	27,578
5,938	Broadstone Net Lease, Inc. – (REIT)	108,666
50,617	Diversified Healthcare Trust – (REIT)	176,147
17,061	Empire State Realty Trust, Inc. – Class A (REIT)	184,088
5,540	EPR Properties – (REIT)	262,984
1,292	Highwoods Properties, Inc. – (REIT)	41,628
5,121	Hudson Pacific Properties, Inc. – (REIT)	26,373
13,716	Industrial Logistics Properties Trust – (REIT)	67,894
1,579	Innovative Industrial Properties, Inc. – (REIT)	196,238
4,912	Kilroy Realty Corp. – (REIT)	178,158
1,353	LTC Properties, Inc. – (REIT)	49,696
418	National Health Investors, Inc. – (REIT)	34,038
211	Park Hotels & Resorts, Inc. – (REIT)	3,224
27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	267,424
4,156	Safehold, Inc. – (REIT)	104,149
10,880	Service Properties Trust – (REIT)	51,027
5,027	Summit Hotel Properties, Inc. – (REIT)	34,133
6,647	Whitestone – (REIT)	89,203

	Total Equity Real Estate Investment Trusts (REITs)	2,014,210

See accompanying notes to the financial statements.	42

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial Services — 13.8%
5,035	Bread Financial Holdings, Inc.	292,886
2,059	Brightsphere Investment Group, Inc.	50,219
1,249	Enact Holdings, Inc.	44,402
2,103	Encore Capital Group, Inc.*	105,318
9,509	Enova International, Inc.*	815,207
11,086	Jackson Financial, Inc. – Class A	997,407
2,077	Janus Henderson Group PLC	78,116
4,063	LendingTree, Inc.*	235,370
1,114	Merchants Bancorp	51,077
30,235	MGIC Investment Corp.	768,876
5,919	Navient Corp.	100,209
9,349	NMI Holdings, Inc.*	383,963
1,054	Oppenheimer Holdings, Inc. – Class A	55,546
6,962	PROG Holdings, Inc.	325,543
19,534	Radian Group, Inc.	706,154
1,499	Regional Management Corp.	50,262
12,654	SLM Corp.	279,147
5,062	Victory Capital Holdings, Inc. – Class A	276,233
2,367	Waterstone Financial, Inc.	35,860
914	Westwood Holdings Group, Inc.	12,193

	Total Financial Services	5,663,988

	Food, Beverage & Tobacco — 1.5%
1,811	Seneca Foods Corp. – Class A*	109,149
1,111	Turning Point Brands, Inc.	44,040
5,353	Universal Corp.	290,668
12,499	Vector Group Ltd.	187,235

	Total Food, Beverage & Tobacco	631,092

	Health Care Equipment & Services — 1.6%
2,533	AMN Healthcare Services, Inc.*	134,325
1,104	National HealthCare Corp.	151,392
18,271	Premier, Inc. – Class A	372,180

	Total Health Care Equipment & Services	657,897

	Household & Personal Products — 0.2%
9,988	Nu Skin Enterprises, Inc. – Class A	89,193

	Insurance — 6.8%
5,654	CNO Financial Group, Inc.	197,438
2,656	Employers Holdings, Inc.	127,355
739	First American Financial Corp.	47,148
35,658	Genworth Financial, Inc.*	248,893
251	GoHealth, Inc. – Class A*	2,123
12,631	Lincoln National Corp.	405,455
12,911	Old Republic International Corp.	463,118
7,700	Stewart Information Services Corp.	569,107
2,723	Universal Insurance Holdings, Inc.	58,245
12,070	Unum Group	669,764

	Total Insurance	2,788,646

	Materials — 3.7%
1,514	AdvanSix, Inc.	44,754

Shares	Description	Value ($)

	Materials — continued
1,770	Clearwater Paper Corp.*	58,888
9,233	Commercial Metals Co.	494,797
410	Hawkins, Inc.	51,935
3,519	Koppers Holdings, Inc.	139,282
2,663	Minerals Technologies, Inc.	205,317
484	Olympic Steel, Inc.	19,408
2,981	Radius Recycling, Inc.	45,132
5,296	Ryerson Holding Corp.	106,026
4,164	Sylvamo Corp.	329,331

	Total Materials	1,494,870

	Media & Entertainment — 0.6%
7,147	AMC Networks, Inc. – Class A*	70,398
571	Cargurus, Inc.*	16,548
1,059	Cars.com, Inc.*	18,892
240	Lee Enterprises, Inc.*	2,146
3,697	Shutterstock, Inc.	132,648

	Total Media & Entertainment	240,632

	Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
2,390	Jazz Pharmaceuticals PLC*	277,192
28,646	Organon & Co.	640,238
700	Phibro Animal Health Corp. – Class A	14,700
4,647	Supernus Pharmaceuticals, Inc.*	163,389
6,538	Vanda Pharmaceuticals, Inc.*	34,586

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,130,105

	Real Estate Management & Development — 0.9%
12,743	Douglas Elliman, Inc.*	22,683
1,122	Forestar Group, Inc.*	34,715
311	Jones Lang LaSalle, Inc.*	79,376
17,334	Newmark Group, Inc. – Class A	239,729

	Total Real Estate Management & Development	376,503

	Semiconductors & Semiconductor Equipment — 5.2%
3,859	ACM Research, Inc. – Class A*	69,616
1,090	Alpha & Omega Semiconductor Ltd.*	45,573
4,470	Amkor Technology, Inc.	147,063
5,596	Cirrus Logic, Inc.*	815,281
4,389	Cohu, Inc.*	118,108
2,070	Diodes, Inc.*	144,258
4,681	Kulicke & Soffa Industries, Inc.	205,075
2,216	MaxLinear, Inc.*	33,639
9,551	Photronics, Inc.*	246,989
4,219	SMART Global Holdings, Inc.*	87,418
6,309	Veeco Instruments, Inc.*	223,906

	Total Semiconductors & Semiconductor Equipment	2,136,926

43	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 0.5%
2,028	ASGN, Inc.*	195,013
2,572	Unisys Corp.*	14,223

	Total Software & Services	209,236

	Technology Hardware & Equipment — 4.0%
1,514	Arrow Electronics, Inc.*	204,511
12,313	Avnet, Inc.	679,431
5,241	Benchmark Electronics, Inc.	222,795
8,506	Immersion Corp.	79,956
245	Insight Enterprises, Inc.*	53,182
2,139	Kimball Electronics, Inc.*	39,465
716	Sanmina Corp.*	49,676
373	ScanSource, Inc.*	19,001
424	TD SYNNEX Corp.	51,482
9,295	TTM Technologies, Inc.*	180,788
1,368	Turtle Beach Corp.*	21,368
2,510	Xerox Holdings Corp.	28,438

	Total Technology Hardware & Equipment	1,630,093

	Telecommunication Services — 0.2%
5,621	Spok Holdings, Inc.	83,584

	Transportation — 1.0%
5,969	Genco Shipping & Trading Ltd.	104,995
2,343	Matson, Inc.	324,037

	Total Transportation	429,032

	Utilities — 0.3%
570	Northwest Natural Holding Co.	22,925

Shares	Description	Value ($)

	Utilities — continued
4,611	UGI Corp.	114,860

	Total Utilities	137,785

	TOTAL COMMON STOCKS (COST $34,859,733)	40,214,214

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%
104,845	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	524,228

	TOTAL MUTUAL FUNDS (COST $523,827)	524,228

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
169,178	State Street Institutional Treasury Money
	Market Fund – Premier Class, 5.19% (a)	169,178

	TOTAL SHORT-TERM INVESTMENTS (COST $169,178)	169,178

	TOTAL INVESTMENTS — 99.8%
	(Cost $35,552,738)	40,907,620
	Other Assets and Liabilities (net) — 0.2%	72,046

	TOTAL NET ASSETS — 100.0%	$40,979,666

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5	E-mini Russell 2000 Index	September 2024	$555,775	$46,765

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	44

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 46.

45	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2024 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial

Company)

The rates shown on variable rate notes are the current interest rates at August 31, 2024, which are subject to change based on the terms of the security.

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited)

		Emerging			International
		Markets			Opportunistic
	Climate	ex-China	Emerging	International	Value
	Change Fund	Fund	Markets Fund	Equity Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$18,142,411	$711,380	$341,791	$64,453,248	$6,338,858
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	787,728,628	82,088,625	395,160,635	1,027,380,825	417,728,121
Foreign currency, at value (Note 2)(d)	149,127	266,200	4,314,670	627,369	162,148
Cash	7	1	—	57	714
Receivable for investments sold	—	1,808,403	11,120,944	7,146,246	907
Receivable for Fund shares sold	126,962	—	—	—	—
Dividends and interest receivable	259,361	361,236	1,550,521	2,369,631	1,154,413
Dividend withholding tax receivable	92,654	24,503	12,525	835,437	360,775
Foreign capital gains tax refund receivable (Note 2)	—	79,442	1,855,207	—	24
EU tax reclaims receivable (Note 2)	—	—	—	247,762	—
Due from broker (Note 2)	—	—	549,995	4,373	1,161
Receivable for variation margin on open futures contracts (Note 4)	—	—	22,640	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	29,534	57,582	20,823	32,318	22,123

Total assets	806,528,684	85,397,372	414,949,751	1,103,097,266	425,769,244

Liabilities:
Due to custodian	—	—	1,372,308	—	—
Payable for investments purchased	69,266	1,492,651	7,333,503	—	—
Payable for Fund shares repurchased	233,994	—	195,948	1,382,382	820,453
Accrued foreign capital gains tax payable (Note 2)	—	712,029	2,719,254	—	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	55,290,749	560,043
Payable to affiliate for (Note 5):
Management fee	393,805	37,774	219,210	423,490	172,943
Shareholder service fee	98,451	6,774	47,036	96,072	36,939
Payable to Trustees and related expenses	2,419	2,055	4,918	2,821	555
Miscellaneous payable	326,052	—	783,343	—	—
Accrued expenses	341,164	273,626	592,269	265,779	131,267

Total liabilities	1,465,151	2,524,909	13,267,789	57,461,293	1,722,200

Net assets	$805,063,533	$82,872,463	$401,681,962	$1,045,635,973	$424,047,044

(a) Cost of investments – affiliated issuers:	$18,130,329	$711,380	$6,002,567	$64,453,248	$6,333,748
(b) Cost of investments – unaffiliated issuers:	$978,687,457	$143,523,252	$760,189,605	$906,418,056	$378,112,338
(c) Includes securities on loan at value (Note 2):	$16,151,288	$290,540	$1,672,314	$2,730,029	$14,921,132
(d) Cost of foreign currency:	$149,034	$266,109	$4,310,449	$634,104	$167,648

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

		Emerging			International
		Markets			Opportunistic
	Climate	ex-China	Emerging	International	Value
	Change Fund	Fund	Markets Fund	Equity Fund	Fund

Net assets consist of:

Paid-in capital	$1,046,529,602	$172,524,579	$2,219,798,074	$1,857,206,851	$366,675,535
Distributable earnings (accumulated loss)	(241,466,069)	(89,652,116)	(1,818,116,112)	(811,570,878)	57,371,509

	$805,063,533	$82,872,463	$401,681,962	$1,045,635,973	$424,047,044

Net assets attributable to:

Class II	$—	$—	$125,540,142	$—	$—

Class III	$390,702,205	$38,063,109	$42,426	$395,148,068	$30,379,089

Class IV	$—	$—	$—	$644,676,647	$367,304,772

Class VI	$—	$44,809,354	$198,987,268	$—	$—

Class R6	$196,316,165	$—	$13,402,434	$—	$26,302,917

Class I	$218,045,163	$—	$63,709,692	$5,811,258	$60,266

Shares outstanding:

Class II	—	—	5,036,844	—	—

Class III	17,417,511	2,535,456	1,673	15,223,268	1,907,396

Class IV	—	—	—	24,875,768	23,134,185

Class VI	—	2,978,739	8,063,234	—	—

Class R6	8,769,923	—	537,753	—	1,653,799

Class I	9,741,265	—	2,561,830	223,260	3,795

Net asset value per share:

Class II	$—	$—	$24.92	$—	$—

Class III	$22.43	$15.01	$25.36	$25.96	$15.93

Class IV	$—	$—	$—	$25.92	$15.88

Class VI	$—	$15.04	$24.68	$—	$—

Class R6	$22.39	$—	$24.92	$—	$15.90

Class I	$22.38	$—	$24.87	$26.03	$15.88

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$3,869,707	$301,328	$203,002,921	$1,192,840	$27,478,984
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	186,189,895	78,191,763	10,572,687,246	119,385,294	2,106,794,178
Foreign currency, at value (Note 2)(d)	—	31,521	6,329,390	47,860	1,052,610
Cash	1	—	48	—	14,380
Receivable for investments sold	—	420,940	38,686,125	—	3,947
Receivable for Fund shares sold	—	—	1,564,565	—	819,518
Dividends and interest receivable	239,582	71,351	13,920,973	315,861	9,707,515
Dividend withholding tax receivable	1,357	614	3,716,144	58,032	62,005
Foreign capital gains tax refund receivable (Note 2)	—	—	—	—	202,894
EU tax reclaims receivable (Note 2)	—	—	—	—	536,438
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	13,220	9,876	39,661	11,639	1,889
Miscellaneous receivable	—	—	—	—	104

Total assets	190,313,762	79,027,393	10,839,947,073	121,011,526	2,146,674,462

Liabilities:
Payable for investments purchased	19,863	429,179	41,842,685	6,044	—
Payable for Fund shares repurchased	1,186,508	—	2,675,592	—	834,118
Payable to affiliate for (Note 5):
Management fee	76,060	21,326	2,934,137	79,620	882,390
Shareholder service fee	12,836	3,581	1,040,501	5,474	238,930
Payable to Trustees and related expenses	179	176	10,408	3,483	4,508
Accrued expenses	117,370	79,117	1,362,356	173,924	1,194,150

Total liabilities	1,412,816	533,379	49,865,679	268,545	3,154,096

Net assets	$188,900,946	$78,494,014	$10,790,081,394	$120,742,981	$2,143,520,366

(a) Cost of investments – affiliated issuers:	$3,869,707	$300,727	$202,680,415	$1,192,035	$27,459,007
(b) Cost of investments – unaffiliated issuers:	$170,909,079	$58,404,379	$5,419,367,867	$177,877,066	$2,414,786,050
(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$4,887,299	$200,406,619
(d) Cost of foreign currency:	$—	$31,602	$6,353,681	$47,722	$1,062,416

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund	Fund

Net assets consist of:
Paid-in capital	$180,532,161	$55,404,532	$5,315,256,259	$250,701,604	$2,495,334,687
Distributable earnings (accumulated loss)	8,368,785	23,089,482	5,474,825,135	(129,958,623)	(351,814,321)

	$188,900,946	$78,494,014	$10,790,081,394	$120,742,981	$2,143,520,366

Net assets attributable to:

Class III	$30,242,178	$—	$3,329,553,395	$—	$221,654,562

Class IV	$—	$—	$1,255,450,491	$—	$417,454,762

Class VI	$131,228,001	$78,158,533	$3,148,173,258	$120,742,981	$109,322,831

Class R6	$—	$—	$1,330,795,022	$—	$554,760,032

Class I	$27,430,767	$335,481	$1,726,109,228	$—	$840,328,179

Shares outstanding:

Class III	1,413,547	—	97,049,768	—	10,446,565

Class IV	—	—	36,470,275	—	19,748,930

Class VI	6,132,163	3,255,400	91,734,970	8,896,093	5,171,396

Class R6	—	—	38,850,907	—	26,185,761

Class I	1,285,294	13,996	50,491,474	—	39,631,807

Net asset value per share:

Class III	$21.39	$—	$34.31	$—	$21.22

Class IV	$—	$—	$34.42	$—	$21.14

Class VI	$21.40	$24.01	$34.32	$13.57	$21.14

Class R6	$—	$—	$34.25	$—	$21.19

Class I	$21.34	$23.97	$34.19	$—	$21.20

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

			U.S.
	Small Cap		Opportunistic	U.S. Small
	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$10,798,184	$555,559	$2,721,566	$524,228
Investments in unaffiliated issuers, at value (Note 2)(b)	387,851,460	135,754,965	553,524,611	40,383,392
Cash	—	—	—	28
Receivable for Fund shares sold	30,433,964	—	1,623	—
Dividends and interest receivable	268,600	220,729	1,505,729	65,860
Dividend withholding tax receivable	—	—	4,703	—
Due from broker (Note 2)	—	2,433	—	70,008
Receivable for variation margin on open futures contracts (Note 4)	—	—	—	3,150
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	42,585	10,741	14,991	4,973

Total assets	429,394,793	136,544,427	557,773,223	41,051,639

Liabilities:
Payable for investments purchased	29,853,470	—	12,289	—
Payable for Fund shares repurchased	504,844	671,683	1,173,346	—
Payable to affiliate for (Note 5):
Management fee	178,369	34,657	141,903	10,373
Shareholder service fee	39,754	11,176	45,208	1,840
Payable to Trustees and related expenses	528	1,509	146	711
Accrued expenses	158,354	92,813	156,060	59,049

Total liabilities	30,735,319	811,838	1,528,952	71,973

Net assets	$398,659,474	$135,732,589	$556,244,271	$40,979,666

(a) Cost of investments – affiliated issuers:	$10,798,184	$555,559	$2,717,735	$523,827
(b) Cost of investments – unaffiliated issuers:	$353,961,289	$111,849,245	$492,100,852	$35,028,911

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

			U.S.
	Small Cap		Opportunistic	U.S. Small
	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$352,114,083	$102,844,943	$469,784,613	$37,919,306
Distributable earnings (accumulated loss)	46,545,391	32,887,646	86,459,658	3,060,360

	$398,659,474	$135,732,589	$556,244,271	$40,979,666

Net assets attributable to:

Class III	$51,877,349	$63,748,153	$35,822,028	$—

Class IV	$—	$—	$291,579,226	$—

Class VI	$61,684,446	$71,984,436	$147,309,977	$40,979,666

Class R6	$—	$—	$1,936,918	$—

Class I	$285,097,679	$—	$79,596,122	$—

Shares outstanding:

Class III	2,009,870	4,472,675	1,505,125	—

Class IV	—	—	12,275,871	—

Class VI	2,387,206	5,132,799	6,198,163	1,914,385

Class R6	—	—	81,647	—

Class I	11,051,201	—	3,355,744	—

Net asset value per share:

Class III	$25.81	$14.25	$23.80	$—

Class IV	$—	$—	$23.75	$—

Class VI	$25.84	$14.02	$23.77	$21.41

Class R6	$—	$—	$23.72	$—

Class I	$25.80	$—	$23.72	$—

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited)

		Emerging			International
		Markets			Opportunistic
	Climate	ex-China	Emerging	International	Value
	Change Fund	Fund	Markets Fund	Equity Fund	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$6,471,174	$3,486,707	$13,236,712	$24,289,506	$11,750,151
Dividends from affiliated issuers (Note 10)	298,836	42,600	45,564	1,812,327	163,713
Interest	8,031	—	—	38,510	1,759
Securities lending income from affiliated issuers (net)	113,316	—	—	—	—
Securities lending income (net)	104,430	4,306	42,885	94,607	66,893
Other income (Note 2)	3,475	676	126,809	68,949	194

Total investment income	6,999,262	3,534,289	13,451,970	26,303,899	11,982,710

Expenses:
Management fee (Note 5)	2,413,906	380,599	1,366,977	2,481,169	992,342
Shareholder service fee – Class II (Note 5)	—	—	141,032	—	—
Shareholder service fee – Class III (Note 5)	283,415	29,161	31	283,993	26,930
Shareholder service fee – Class IV (Note 5)	—	—	—	273,734	170,017
Shareholder service fee – Class VI (Note 5)	—	27,368	58,198	—	—
Shareholder service fee – Class R6 (Note 5)	140,283	—	14,358	—	15,704 *
Shareholder service fee – Class I (Note 5)	179,778	—	74,441	6,064	43
Audit and tax fees	58,527	45,548	100,816	55,388	50,616
Custodian, fund accounting agent and transfer agent fees	248,732	169,481	366,092	150,726	73,436
Legal fees	12,932	2,126	14,261	12,832	5,420
Registration fees	37,391	2,952	28,767	25,549	24,175
Trustees’ fees and related expenses (Note 5)	22,657	5,647	13,494	27,515	11,618
Miscellaneous	18,741	19,306	27,030	28,630	14,636

Total expenses	3,416,362	682,188	2,205,497	3,345,600	1,384,937
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(176,007)	(187,010)	(202,886)	(158,381)	(107,418)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(10,263)	(581)	(613)	(26,071)	(2,341)

Net expenses	3,230,092	494,597	2,001,998	3,161,148	1,275,178

Net investment income (loss)	3,769,170	3,039,692	11,449,972	23,142,751	10,707,532

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	11,480,689	16,978,772	(30,435,799)	23,451,147	12,808,628
Investments in affiliated issuers	(7,149)	(366)	(844)	6,513	(1,252)
Futures contracts	—	—	2,279,398	940,560	—
Foreign currency and foreign currency related transactions	19,407	(810,487)	(1,079,806)	(106,142)	(29,842)

Net realized gain (loss)	11,492,947	16,167,919	(29,237,051)	24,292,078	12,777,534

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	2,585,096	(11,454,966)	44,316,881	64,985,245	22,678,405
Investments in affiliated issuers	12,082	—	9,116	—	5,110
Futures contracts	—	—	(548,514)	(349,013)	—
Foreign currency and foreign currency related transactions	29,808	(6,598)	128,136	331,627	69,240

Net change in unrealized appreciation (depreciation)	2,626,986	(11,461,564)	43,905,619	64,967,859	22,752,755

Net realized and unrealized gain (loss)	14,119,933	4,706,355	14,668,568	89,259,937	35,530,289

Net increase (decrease) in net assets resulting from operations	$17,889,103	$7,746,047	$26,118,540	$112,402,688	$46,237,821

(a) Withholding tax:	$623,165	$454,915	$1,341,752	$2,037,206	$1,143,437
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$1,195,832	$1,804,155	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$(528,370)	$817,923	$—	$—

* Period from April 8, 2024 (commencement of operations) through August 31, 2024.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited) — (Continued)

		Quality
	Japan Value	Cyclicals	Quality	Resource	Resources
	Creation Fund	Fund	Fund	Transition Fund	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,831,056	$759,859	$78,877,649	$1,771,334	$43,776,368
Dividends from affiliated issuers (Note 10)	21,748	13,229	7,036,850	44,329	1,260,214
Interest	1,461	7	46,988	—	6,730
Securities lending income (net)	—	—	—	22,070	641,692
Other income (Note 2)	—	—	1,999	49	738,074

Total investment income	1,854,265	773,095	85,963,486	1,837,782	46,423,078

Expenses:
Management fee (Note 5)	398,877	132,765	16,701,030	499,556	5,416,502
Shareholder service fee – Class III (Note 5)	22,286	—	2,441,356	—	173,261
Shareholder service fee – Class IV (Note 5)	—	—	593,457	—	213,498
Shareholder service fee – Class VI (Note 5)	31,282	22,034	823,100	34,344	31,382
Shareholder service fee – Class R6 (Note 5)	—	—	924,144	—	416,217
Shareholder service fee – Class I (Note 5)	12,062	255	1,133,263	—	629,638
Audit and tax fees	32,554	27,057	36,659	41,636	53,156
Custodian, fund accounting agent and transfer agent fees	47,299	24,360	1,651,100	45,028	1,002,329
Legal fees	2,906	2,388	98,681	3,610	24,538
Registration fees	16,935	18,977	65,784	644	51,300
Trustees’ fees and related expenses (Note 5)	4,286	2,289	270,801	5,172	61,565
Miscellaneous	6,469	4,367	46,574	2,630	26,837

Total expenses	574,956	234,492	24,785,949	632,620	8,100,223
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(80,224)	(67,482)	(177,731)	(93,547)	(83,752)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(187)	(100,751)	(643)	(18,457)

Net expenses	494,732	166,823	24,507,467	538,430	7,998,014

Net investment income (loss)	1,359,533	606,272	61,456,019	1,299,352	38,425,064

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	4,370,076	3,499,476	296,487,836	(1,906,533)	32,383,681
Investments in affiliated issuers	(1,002)	(301)	(63,820)	(1,392)	(16,900)
Foreign currency and foreign currency related transactions	(38,713)	946	(65,064)	3,057	(153,500)

Net realized gain (loss)	4,330,361	3,500,121	296,358,952	(1,904,868)	32,213,281

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,238,386	51,737	695,686,403	2,922,647	(14,571,922)
Investments in affiliated issuers	—	601	272,688	805	14,095
Foreign currency and foreign currency related transactions	27,747	692	426,164	8,543	54,842

Net change in unrealized appreciation (depreciation)	10,266,133	53,030	696,385,255	2,931,995	(14,502,985)

Net realized and unrealized gain (loss)	14,596,494	3,553,151	992,744,207	1,027,127	17,710,296

Net increase (decrease) in net assets resulting from operations	$15,956,027	$4,159,423	$1,054,200,226	$2,326,479	$56,135,360

(a) Withholding tax:	$196,993	$39,382	$2,841,366	$90,185	$2,265,571
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—	$—	$1

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited) — (Continued)

			U.S.
	Small Cap		Opportunistic	U.S. Small
	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,267,731	$1,088,451	$7,326,758	$470,825
Dividends from affiliated issuers (Note 10)	269,728	15,423	138,371	19,267
Interest	299	5,247	2,282	1,464

Total investment income	1,537,758	1,109,121	7,467,411	491,556

Expenses:
Management fee (Note 5)	893,506	209,937	856,233	60,025
Shareholder service fee – Class III (Note 5)	12,665	47,082	27,560	—
Shareholder service fee – Class IV (Note 5)	—	—	145,461	—
Shareholder service fee – Class VI (Note 5)	17,010	19,983	40,092	10,650
Shareholder service fee – Class R6 (Note 5)	—	—	1,376	—
Shareholder service fee – Class I (Note 5)	164,322	—	57,837	—
Audit and tax fees	25,739	30,445	23,508	28,213
Custodian, fund accounting agent and transfer agent fees	153,779	30,731	111,404	14,626
Legal fees	3,242	3,475	7,294	1,714
Registration fees	27,832	10,888	29,272	1,781
Trustees’ fees and related expenses (Note 5)	8,401	4,475	15,179	599
Miscellaneous	861	3,380	2,496	2,424

Total expenses	1,307,357	360,396	1,317,712	120,032
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(211,453)	(63,628)	(75,217)	(28,005)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(3,816)	(228)	(2,019)	(279)

Net expenses	1,092,088	296,540	1,240,476	91,748

Net investment income (loss)	445,670	812,581	6,226,935	399,808

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	12,338,637	8,943,108	23,974,804	1,512,273
Investments in affiliated issuers	(8,540)	(802)	(1,503)	—
Futures contracts	—	59,698	—	65,355

Net realized gain (loss)	12,330,097	9,002,004	23,973,301	1,577,628

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,370,041	4,043,328	23,569,695	2,615,428
Investments in affiliated issuers	—	—	3,831	401
Futures contracts	—	(15,957)	—	19,026

Net change in unrealized appreciation (depreciation)	10,370,041	4,027,371	23,573,526	2,634,855

Net realized and unrealized gain (loss)	22,700,138	13,029,375	47,546,827	4,212,483

Net increase (decrease) in net assets resulting from operations	$23,145,808	$13,841,956	$53,773,762	$4,612,291

(a) Withholding tax:	$—	$954	$3,105	$925

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,769,170	$5,976,050	$3,039,692	$12,956,428

Net realized gain (loss)	11,492,947	(36,324,246)	16,167,919	(10,695,915)

Change in net unrealized appreciation (depreciation)	2,626,986	(202,678,689)	(11,461,564)	47,916,067

Net increase (decrease) in net assets from operations	17,889,103	(233,026,885)	7,746,047	50,176,580

Distributions to shareholders:

Class III	—	(3,466,269)	(3,594,338)	(2,184,380)

Class VI	—	—	(8,206,599)	(13,456,339)

Class R6	—	(1,695,501)	—	—

Class I	—	(2,139,324)	—	(5)*

Total distributions	—	(7,301,094)	(11,800,937)	(15,640,724)

Net share transactions (Note 9):

Class III	74,284,039	66,165,312	(2,557,542)	8,160,595

Class VI	—	—	(147,806,351)	(60,198,947)

Class R6	9,520,152	47,784,723	—	—

Class I	(39,390,360)	(63,720,630)	—	(385)*

Increase (decrease) in net assets resulting from net share transactions	44,413,831	50,229,405	(150,363,893)	(52,038,737)

Total increase (decrease) in net assets	62,302,934	(190,098,574)	(154,418,783)	(17,502,881)

Net assets:

Beginning of period	742,760,599	932,859,173	237,291,246	254,794,127

End of period	$805,063,533	$742,760,599	$82,872,463	$237,291,246

*	Class I liquidated on August 28, 2023.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$11,449,972	$41,301,254	$23,142,751	$39,282,659

Net realized gain (loss)	(29,237,051)	(86,914,103)	24,292,078	32,339,628

Change in net unrealized appreciation (depreciation)	43,905,619	129,808,168	64,967,859	87,850,932

Net increase (decrease) in net assets from operations	26,118,540	84,195,319	112,402,688	159,473,219

Distributions to shareholders:

Class II	(1,850,389)	(9,445,273)	—	(4,872)*

Class III	(610)	(3,096)	(4,796,935)	(25,954,707)

Class IV	—	—	(7,886,735)	(43,445,461)

Class VI	(3,051,181)	(32,006,640)	—	—

Class R6	(197,880)	(839,644)	—	—

Class I	(988,522)	(5,161,582)	(67,976)	(301,943)

Total distributions	(6,088,582)	(47,456,235)	(12,751,646)	(69,706,983)

Net share transactions (Note 9):

Class II	(10,107,206)	(33,876,936)	—	(4,847,751)*

Class III	610	(37,613)	(5,473,509)	(33,502,760)

Class IV	—	—	5,909,174	(403,569,831)

Class VI	(62,151,953)	(364,583,946)	—	—

Class R6	514,693	240,779	—	—

Class I	(4,897,822)	(27,994,487)	497,668	1,662,154

Increase (decrease) in net assets resulting from net share transactions	(76,641,678)	(426,252,203)	933,333	(440,258,188)

Total increase (decrease) in net assets	(56,611,720)	(389,513,119)	100,584,375	(350,491,952)

Net assets:

Beginning of period	458,293,682	847,806,801	945,051,598	1,295,543,550

End of period	$401,681,962	$458,293,682	$1,045,635,973	$945,051,598

*	Class II liquidated on August 28, 2023.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Opportunistic Value Fund			Japan Value Creation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024		Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$10,707,532	$5,892,526		$1,359,533	$2,395,231

Net realized gain (loss)	12,777,534	6,501,451		4,330,361	(2,455,916)

Change in net unrealized appreciation (depreciation)	22,752,755	13,175,409		10,266,133	21,922,079

Net increase (decrease) in net assets from operations	46,237,821	25,569,386		15,956,027	21,861,394

Distributions to shareholders:

Class III	(362,201)	(1,907,667)		(309,139)	(1,239,649)

Class IV	(4,485,119)	(7,503,114	)*	—	—

Class VI	—	—		(1,349,352)	(3,547,260)

Class R6	(341,607)**	—		—	—

Class I	(700)	(1,431	)***	(277,619)	(204,920)

Total distributions	(5,189,627)	(9,412,212)		(1,936,110)	(4,991,829)

Net share transactions (Note 9):

Class III	(29,232,099)	15,565,296		(1,347,625)	70,609

Class IV	23,367,562	301,365,286	*	—	—

Class VI	—	—		39,066,256	(10,799,492)

Class R6	25,036,569 **	—		—	—

Class I	700	52,166	***	19,190,591	4,325,351

Increase (decrease) in net assets resulting from net share transactions	19,172,732	316,982,748		56,909,222	(6,403,532)

Total increase (decrease) in net assets	60,220,926	333,139,922		70,929,139	10,466,033

Net assets:

Beginning of period	363,826,118	30,686,196		117,971,807	107,505,774

End of period	$424,047,044	$363,826,118		$188,900,946	$117,971,807

*	Period from September 25, 2023 (commencement of operations) through February 29, 2024.
**	Period from April 8, 2024 (commencement of operations) through August 31, 2024.
***	Period from August 14, 2023 (commencement of operations) through February 29, 2024.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Cyclicals Fund		Quality Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$606,272	$1,150,766	$61,456,019	$84,948,106

Net realized gain (loss)	3,500,121	1,962,416	296,358,952	307,891,914

Change in net unrealized appreciation (depreciation)	53,030	6,742,795	696,385,255	2,041,726,119

Net increase (decrease) in net assets from operations	4,159,423	9,855,977	1,054,200,226	2,434,566,139

Distributions to shareholders:

Class III	—	—	(6,603,127)	(121,035,238)

Class IV	—	—	(2,642,760)	(31,178,712)

Class VI	(165,021)	(6,689,237)	(7,023,063)	(110,540,713)

Class R6	—	—	(2,624,136)	(41,976,135)

Class I	(501)	(15,534)	(2,874,130)	(41,573,820)

Total distributions	(165,522)	(6,704,771)	(21,767,216)	(346,304,618)

Net share transactions (Note 9):

Class III	—	—	(211,742,666)	(460,144,405)

Class IV	—	—	110,801,644	435,590,139

Class VI	(6,055,677)	7,503,226	(31,776,969)	(18,698,316)

Class R6	—	—	62,299,156	126,971,013

Class I	(6,671)	233,970	306,688,083	563,995,001

Increase (decrease) in net assets resulting from net share transactions	(6,062,348)	7,737,196	236,269,248	647,713,432

Total increase (decrease) in net assets	(2,068,447)	10,888,402	1,268,702,258	2,735,974,953

Net assets:

Beginning of period	80,562,461	69,674,059	9,521,379,136	6,785,404,183

End of period	$78,494,014	$80,562,461	$10,790,081,394	$9,521,379,136

59	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resource Transition Fund		Resources Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,299,352	$9,354,873	$38,425,064	$71,513,294

Net realized gain (loss)	(1,904,868)	(74,373,195)	32,213,281	(90,674,730)

Change in net unrealized appreciation (depreciation)	2,931,995	(36,443,389)	(14,502,985)	(244,236,911)

Net increase (decrease) in net assets from operations	2,326,479	(101,461,711)	56,135,360	(263,398,347)

Distributions to shareholders:

Class III	—	—	(762,301)	(13,289,228)

Class IV	—	—	(1,470,048)	(25,982,061)

Class VI	(1,042,425)	(9,795,717)	(404,731)	(5,158,496)

Class R6	—	—	(1,885,074)	(23,782,202)

Class I	—	—	(2,571,128)	(43,970,688)

Total distributions	(1,042,425)	(9,795,717)	(7,093,282)	(112,182,675)

Net share transactions (Note 9):

Class III	—	—	(8,377,349)	(54,212,744)

Class IV	—	—	3,670,048	136,763,947

Class VI	1,042,425	(230,534,823)	(3,008,581)	61,502,242

Class R6	—	—	46,386,367	264,931,713

Class I	—	—	58,548,969	179,577,502

Increase (decrease) in net assets resulting from net share transactions	1,042,425	(230,534,823)	97,219,454	588,562,660

Total increase (decrease) in net assets	2,326,479	(341,792,251)	146,261,532	212,981,638

Net assets:

Beginning of period	118,416,502	460,208,753	1,997,258,834	1,784,277,196

End of period	$120,742,981	$118,416,502	$2,143,520,366	$1,997,258,834

See accompanying notes to the financial statements.	60

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Small Cap Quality Fund		U.S. Equity Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$445,670	$267,668	$812,581	$3,471,400

Net realized gain (loss)	12,330,097	8,886,376	9,002,004	23,543,352

Change in net unrealized appreciation (depreciation)	10,370,041	12,849,131	4,027,371	15,116,415

Net increase (decrease) in net assets from operations	23,145,808	22,003,175	13,841,956	42,131,167

Distributions to shareholders:

Class III	(145,594)	(1,859,199)	(4,490,974)	(6,363,834)

Class VI	(514,248)	(6,819,766)	(5,143,870)	(25,381,376)

Class I	(2,006,588)	(2,833)	—	—

Total distributions	(2,666,430)	(8,681,798)	(9,634,844)	(31,745,210)

Net share transactions (Note 9):

Class III	33,635,218	2,238,287	1,175,845	4,824,102

Class VI	(6,110,076)	6,675,881	(4,976,748)	(124,844,064)

Class I	146,699,792	116,741,682	—	—

Increase (decrease) in net assets resulting from net share transactions	174,224,934	125,655,850	(3,800,903)	(120,019,962)

Total increase (decrease) in net assets	194,704,312	138,977,227	406,209	(109,634,005)

Net assets:

Beginning of period	203,955,162	64,977,935	135,326,380	244,960,385

End of period	$398,659,474	$203,955,162	$135,732,589	$135,326,380

61	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Opportunistic Value Fund		U.S. Small Cap Value Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$6,226,935	$10,485,449	$399,808	$603,442

Net realized gain (loss)	23,973,301	15,328,741	1,577,628	1,083,918

Change in net unrealized appreciation (depreciation)	23,573,526	38,644,588	2,634,855	2,563,497

Net increase (decrease) in net assets from operations	53,773,762	64,458,778	4,612,291	4,250,857

Distributions to shareholders:

Class III	(801,647)	(510)	—	—

Class IV	(6,554,837)	(7,535,647)	—	—

Class VI	(3,216,965)	(11,806,155)	—	(630,097)

Class R6	(41,495)	(58,420)*	—	—

Class I	(1,705,249)	(2,483,818)	—	—

Total distributions	(12,320,193)	(21,884,550)	—	(630,097)

Net share transactions (Note 9):

Class III	(3,946,002)	36,826,651	—	—

Class IV	(15,445,163)	205,945,057	—	—

Class VI	(7,438,958)	(93,252,374)	1,525,000	1,794,100

Class R6	67,796	1,564,101 *	—	—

Class I	(208,238)	69,636,889	—	—

Increase (decrease) in net assets resulting from net share transactions	(26,970,565)	220,720,324	1,525,000	1,794,100

Total increase (decrease) in net assets	14,483,004	263,294,552	6,137,291	5,414,860

Net assets:

Beginning of period	541,761,267	278,466,715	34,842,375	29,427,515

End of period	$556,244,271	$541,761,267	$40,979,666	$34,842,375

*	Period from August 28, 2023 (commencement of operations) through February 29, 2024.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$21.98		$28.91		$30.23	$34.39		$22.36		$22.04

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.11		0.17		0.25	0.28		0.35		0.41

Net realized and unrealized gain (loss)	0.34		(6.86)		(0.93)	0.72		13.43		0.87

Total from investment operations	0.45		(6.69)		(0.68)	1.00		13.78		1.28

Less distributions to shareholders:

From net investment income	—		(0.24)		(0.16)	(0.57)		(0.30)		(0.45)

From net realized gains	—		—		(0.48)	(4.59)		(1.45)		(0.51)

Total distributions	—		(0.24)		(0.64)	(5.16)		(1.75)		(0.96)

Net asset value, end of period	$22.43		$21.98		$28.91	$30.23		$34.39		$22.36

Total Return(b)	2.05	%**	(23.16)%		(1.92)%	2.91%		63.84%		5.66%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$390,702		$308,163		$330,218	$306,996		$178,223		$121,062

Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77%	0.77%		0.77%		0.77%

Net investment income (loss) to average daily net assets(a)	0.99	%*	0.69%		0.90%	0.84%		1.39%		1.84%

Portfolio turnover rate(d)	32	%**	57%		57%	63%		84%		62%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *	0.05	%(e)	0.05%	0.04	%(e)	0.13	%(e)	0.16	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	62%	119%	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from January 16, 2020 (commencement of operations) through February 29,
			2024		2023	2022		2021		2020

Net asset value, beginning of period	$21.93		$28.85		$30.17	$34.33		$22.36		$24.55

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.18		0.25	0.28		0.31		0.01

Net realized and unrealized gain (loss)	0.36		(6.87)		(0.92)	0.72		13.43		(2.20)

Total from investment operations	0.46		(6.69)		(0.67)	1.00		13.74		(2.19)

Less distributions to shareholders:

From net investment income	—		(0.23)		(0.17)	(0.57)		(0.32)		—

From net realized gains	—		—		(0.48)	(4.59)		(1.45)		—

Total distributions	—		(0.23)		(0.65)	(5.16)		(1.77)		—

Net asset value, end of period	$22.39		$21.93		$28.85	$30.17		$34.33		$22.36

Total Return(b)	2.10	%**	(23.18)%		(1.90)%	2.90%		63.71%		(8.92	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$196,316		$182,235		$183,089	$115,014		$74,961		$1,129

Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.77%	0.77%		0.77%		0.77	%*

Net investment income (loss) to average daily net assets(a)	0.93	%*	0.73%		0.90%	0.84%		1.04%		0.40	%*

Portfolio turnover rate(d)	32	%**	57%		57%	63%		84%		62	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *	0.05	%(e)	0.05%	0.04	%(e)	0.11	%(e)	0.23	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	62%	119%	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from February 25, 2020 (commencement of operations) through February 29,
			2024		2023	2022		2021		2020

Net asset value, beginning of period	$21.94		$28.83		$30.16	$34.33		$22.36		$23.37

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.17		0.22	0.24		0.21		0.01

Net realized and unrealized gain (loss)	0.34		(6.87)		(0.93)	0.73		13.53		(1.02)

Total from investment operations	0.44		(6.70)		(0.71)	0.97		13.74		(1.01)

Less distributions to shareholders:

From net investment income	—		(0.19)		(0.14)	(0.55)		(0.32)		—

From net realized gains	—		—		(0.48)	(4.59)		(1.45)		—

Total distributions	—		(0.19)		(0.62)	(5.14)		(1.77)		—

Net asset value, end of period	$22.38		$21.94		$28.83	$30.16		$34.33		$22.36

Total Return(b)	2.01	%**	(23.25)%		(2.03)%	2.81%		63.67%		(4.32	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$218,045		$252,363		$419,552	$308,143		$98,697		$962

Net expenses to average daily net assets(c)	0.87	%*	0.87%		0.87%	0.87%		0.87%		0.87	%*

Net investment income (loss) to average daily net assets(a)	0.86	%*	0.65%		0.79%	0.72%		0.66%		1.93	%*

Portfolio turnover rate(d)	32	%**	57%		57%	63%		84%		62	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *	0.04	%(e)	0.05%	0.04	%(e)	0.11	%(e)	0.43	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	62%	119%	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from November 17, 2021 (commencement of operations) through February 28,
			2024		2023	2022

Net asset value, beginning of period	$15.47		$13.33		$16.65	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.72		0.72	0.15

Net realized and unrealized gain (loss)	0.72		2.44		(3.42)	(3.37)

Total from investment operations	1.06		3.16		(2.70)	(3.22)

Less distributions to shareholders:

From net investment income	(0.32)		(1.02)		(0.56)	(0.13)

From net realized gains	(1.20)		—		(0.06)	—

Total distributions	(1.52)		(1.02)		(0.62)	(0.13)

Net asset value, end of period	$15.01		$15.47		$13.33	$16.65

Total Return(b)	7.47	%**	24.10%		(16.04)%	(16.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$38,063		$41,481		$28,548	$14,810

Net expenses to average daily net assets(c)	0.81	%*	0.80%		0.80%	0.80	%*

Net investment income (loss) to average daily net assets(a)	4.49	%*	5.02%		5.26%	2.52	%*

Portfolio turnover rate(d)	37	%**	84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.34	%(e) *	0.11	%(e)	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	47%	123%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from October 18, 2021 (commencement of operations) through February 28,
			2024		2023	2022

Net asset value, beginning of period	$15.48		$13.34		$16.66	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.78		0.74	0.17

Net realized and unrealized gain (loss)	0.74		2.39		(3.43)	(3.38)

Total from investment operations	1.08		3.17		(2.69)	(3.21)

Less distributions to shareholders:

From net investment income	(0.32)		(1.03)		(0.57)	(0.13)

From net realized gains	(1.20)		—		(0.06)	—

Total distributions	(1.52)		(1.03)		(0.63)	(0.13)

Net asset value, end of period	$15.04		$15.48		$13.34	$16.66

Total Return(b)	7.61	%**	24.22%		(15.97)%	(16.15	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$44,809		$195,810		$226,245	$282,287

Net expenses to average daily net assets(c)	0.68	%*	0.67%		0.67%	0.67	%*

Net investment income (loss) to average daily net assets(a)	4.35	%*	5.46%		5.39%	2.36	%*

Portfolio turnover rate(d)	37	%**	84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.24	%(e) *	0.15	%(e)	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	47%	123%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022	2021		2020

Net asset value, beginning of period	$23.81		$21.87		$29.81		$36.70	$30.75		$32.23

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.31	(b)	1.04		1.21	0.86		1.13

Net realized and unrealized gain (loss)	0.81		2.31		(7.23)		(6.58)	6.36		(1.02)

Total from investment operations	1.48		3.62		(6.19)		(5.37)	7.22		0.11

Less distributions to shareholders:

From net investment income	(0.37)		(1.68)		(1.75)		(1.52)	(1.27)		(1.59)

Total distributions	(0.37)		(1.68)		(1.75)		(1.52)	(1.27)		(1.59)

Net asset value, end of period	$24.92		$23.81		$21.87		$29.81	$36.70		$30.75

Total Return(c)	6.21	%**	17.55	%(d)	(20.78)%		(15.13)%	23.89%		(0.11)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$125,540		$129,497		$151,666		$262,449	$291,833		$397,798

Net expenses to average daily net assets(e)	1.03	%*	0.96%		0.95%		0.92%	0.93%		0.93%

Net investment income (loss) to average daily net assets(a)	5.40	%*	5.82	%(b)	4.32%		3.34%	2.73%		3.44%

Portfolio turnover rate	52	%(f) **	109	%(f)	128	%(f)	102%	102%		100	%(f)

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(g) *	0.10	%(g)	0.05%		0.03%	0.07	%(g)	0.13	%(g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—	$—		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$456,929
5.47%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	61%	138%	138%	N/A	N/A	123%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022	2021		2020

Net asset value, beginning of period	$24.21		$21.96		$29.91		$36.81	$30.84		$32.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.70		1.45	(b)	1.22		1.27	0.76		1.21

Net realized and unrealized gain (loss)	0.82		2.23		(7.42)		(6.64)	6.51		(1.09)

Total from investment operations	1.52		3.68		(6.20)		(5.37)	7.27		0.12

Less distributions to shareholders:

From net investment income	(0.37)		(1.43)		(1.75)		(1.53)	(1.30)		(1.60)

Total distributions	(0.37)		(1.43)		(1.75)		(1.53)	(1.30)		(1.60)

Net asset value, end of period	$25.36		$24.21		$21.96		$29.91	$36.81		$30.84

Total Return(c)	6.27	%**	17.63	%(d)	(20.73)%		(15.08)%	23.99%		(0.08)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 42		$40		$72		$267,177	$501,907		$333,779

Net expenses to average daily net assets(e)	0.97	%*	0.91%		0.90%		0.87%	0.88%		0.88%

Net investment income (loss) to average daily net assets(a)	5.54	%*	6.40	%(b)	5.01%		3.47%	2.36%		3.68%

Portfolio turnover rate	52	%(f) **	109	%(f)	128	%(f)	102%	102%		100	%(f)

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g) *	0.07	%(g)	0.02%		0.01%	0.04	%(g)	0.11	%(g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$ —		$—		$—		$—	$—		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$210
6.05%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	61%	138%	138%	N/A	N/A	123%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022	2021		2020

Net asset value, beginning of period	$ 23.57		$21.67		$29.56		$36.41	$30.52		$32.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.41	(b)	1.14		1.33	0.87		1.23

Net realized and unrealized gain (loss)	0.82		2.22		(7.24)		(6.59)	6.36		(1.07)

Total from investment operations	1.49		3.63		(6.10)		(5.26)	7.23		0.16

Less distributions to shareholders:

From net investment income	(0.38)		(1.73)		(1.79)		(1.59)	(1.34)		(1.64)

Total distributions	(0.38)		(1.73)		(1.79)		(1.59)	(1.34)		(1.64)

Net asset value, end of period	$ 24.68		$23.57		$21.67		$29.56	$36.41		$30.52

Total Return(c)	6.33	%**	17.77	%(d)	(20.62)%		(14.98)%	24.11%		0.05%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$198,987		$250,903		$598,337		$1,244,914	$1,787,607		$2,182,893

Net expenses to average daily net assets(e)	0.85	%*	0.78%		0.77%		0.74%	0.75%		0.75%

Net investment income (loss) to average daily net assets(a)	5.48	%*	6.33	%(b)	4.77%		3.69%	2.75%		3.76%

Portfolio turnover rate	52	%(f) **	109	%(f)	128	%(f)	102%	102%		100	%(f)

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g) *	0.11	%(g)	0.06%		0.05%	0.08	%(g)	0.15	%(g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$ —		$—		$—		$—	$—		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$1,540,135
5.99%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The Fund's portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	61%	138%	138%	N/A	N/A	123%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,					Period from March 31, 2020 (commencement of operations) through February 28,
			2024		2023		2022	2021

Net asset value, beginning of period	$ 23.81		$21.88		$29.78		$36.67	$ 26.05

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.68		1.31	(b)	1.14		1.15	0.72

Net realized and unrealized gain (loss)	0.80		2.31		(7.32)		(6.51)	11.20

Total from investment operations	1.48		3.62		(6.18)		(5.36)	11.92

Less distributions to shareholders:

From net investment income	(0.37)		(1.69)		(1.72)		(1.53)	(1.30)

Total distributions	(0.37)		(1.69)		(1.72)		(1.53)	(1.30)

Net asset value, end of period	$ 24.92		$23.81		$21.88		$29.78	$ 36.67

Total Return(c)	6.22	%**	17.54	%(d)	(20.76)%		(15.13)%	46.24	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$13,402		$12,317		$11,042		$40,197	$43,664

Net expenses to average daily net assets(e)	1.03	%*	0.96%		0.95%		0.93%	0.93	%*

Net investment income (loss) to average daily net assets(a)	5.47	%*	5.80	%(b)	4.74%		3.18%	2.39	%*

Portfolio turnover rate	52	%(f) **	109	%(f)	128	%(f)	102%	102	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(g) *	0.11	%(g)	0.04%		0.03%	0.05	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$38,968
5.45%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	61%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from January 14, 2020 (commencement of operations) through February 29,
			2024		2023		2022	2021		2020

Net asset value, beginning of period	$23.76		$21.83		$29.75		$36.66	$30.75		$ 35.29

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.35	(b)	1.06		1.13	0.52		0.00	(c)

Net realized and unrealized gain (loss)	0.81		2.25		(7.24)		(6.52)	6.68		(4.54)

Total from investment operations	1.48		3.60		(6.18)		(5.39)	7.20		(4.54)

Less distributions to shareholders:

From net investment income	(0.37)		(1.67)		(1.74)		(1.52)	(1.29)		—

Total distributions	(0.37)		(1.67)		(1.74)		(1.52)	(1.29)		—

Net asset value, end of period	$24.87		$23.76		$21.83		$29.75	$36.66		$ 30.75

Total Return(d)	6.20	%**	17.48	%(e)	(20.80)%		(15.20)%	23.83%		(12.86	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$63,710		$65,537		$86,689		$119,995	$79,824		$16,158

Net expenses to average daily net assets(f)	1.10	%*	1.03%		1.00%		0.98%	0.98%		0.94	%*

Net investment income (loss) to average daily net assets(a)	5.40	%*	6.02	%(b)	4.42%		3.14%	1.55%		(0.05	)%*

Portfolio turnover rate	52	%(g) **	109	%(g)	128	%(g)	102%	102%		100	%(g) **

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%(h) *	0.17	%(h)	0.12%		0.10%	0.10	%(h)	0.19	%(h) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$256,866
5.68%

(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.67%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	61%	138%	138%	N/A	N/A	123%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$23.47		$21.64		$23.00	$23.32		$20.09		$20.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.58		0.78		0.89	0.96	(b)	0.75	(b)	0.70

Net realized and unrealized gain (loss)	2.23		2.78		(1.36)	0.25		3.51		(0.17)

Total from investment operations	2.81		3.56		(0.47)	1.21		4.26		0.53

Less distributions to shareholders:

From net investment income	(0.32)		(1.73)		(0.89)	(1.53)		(1.03)		(0.77)

Total distributions	(0.32)		(1.73)		(0.89)	(1.53)		(1.03)		(0.77)

Net asset value, end of period	$25.96		$23.47		$21.64	$23.00		$23.32		$20.09

Total Return(c)	12.03	%**	16.98%		(1.87)%	5.08	%(d)	21.60	%(e)	2.29%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$395,148		$362,473		$366,630	$358,775		$423,332		$452,165

Net expenses to average daily net assets(f)	0.67	%*	0.67%		0.66%	0.67%		0.66%		0.66%

Net investment income (loss) to average daily net assets(a)	4.64	%*	3.47%		4.28%	3.84	%(b)	3.70	%(b)	3.36%

Portfolio turnover rate(g)	33	%**	63%		51%	64%		48%		46%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(h) *	0.04	%(h)	0.04%	0.03%		0.03%		0.03	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2022	2021

$861,919	$6,194,610
3.63%	2.30%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	36%	83%	60%	N/A	N/A	65%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$ 23.44		$21.60		$22.96	$23.28		$20.05		$20.29

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.58		0.85		0.92	0.96	(b)	0.77	(b)	0.74

Net realized and unrealized gain (loss)	2.22		2.72		(1.38)	0.26		3.50		(0.20)

Total from investment operations	2.80		3.57		(0.46)	1.22		4.27		0.54

Less distributions to shareholders:

From net investment income	(0.32)		(1.73)		(0.90)	(1.54)		(1.04)		(0.78)

Total distributions	(0.32)		(1.73)		(0.90)	(1.54)		(1.04)		(0.78)

Net asset value, end of period	$ 25.92		$23.44		$21.60	$22.96		$23.28		$20.05

Total Return(c)	12.03	%**	17.10%		(1.82)%	5.16	%(d)	21.71	%(e)	2.34%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$644,677		$577,804		$921,486	$1,534,339		$1,765,686		$2,584,648

Net expenses to average daily net assets(f)	0.61	%*	0.61%		0.60%	0.61%		0.60%		0.60%

Net investment income (loss) to average daily net assets(a)	4.68	%*	3.80%		4.42%	3.88	%(b)	3.81	%(b)	3.53%

Portfolio turnover rate(g)	33	%**	63%		51%	64%		48%		46%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(h) *	0.04	%(h)	0.04%	0.03%		0.03%		0.03	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2022	2021

$3,699,861	$27,980,578
3.67%	2.49%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	36%	83%	60%	N/A	N/A	65%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from May 24, 2021 (commencement of operations) through February 28,
			2024		2023	2022

Net asset value, beginning of period	$23.55		$21.72		$23.08	$25.79

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.55		0.68		0.85	0.44	(b)

Net realized and unrealized gain (loss)	2.24		2.85		(1.36)	(2.05)

Total from investment operations	2.79		3.53		(0.51)	(1.61)

Less distributions to shareholders:

From net investment income	(0.31)		(1.70)		(0.85)	(1.10)

Total distributions	(0.31)		(1.70)		(0.85)	(1.10)

Net asset value, end of period	$26.03		$23.55		$21.72	$23.08

Total Return(c)	11.89	%**	16.78%		(2.03)%	(6.27	)%(d) **

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$5,811		$4,774		$2,804	$3,021

Net expenses to average daily net assets(e)	0.86	%*	0.84%		0.83%	0.89	%*

Net investment income (loss) to average daily net assets(a)	4.45	%*	3.01%		4.08%	2.35	%(b) *

Portfolio turnover rate(f)	33	%**	63%		51%	64	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g) *	0.04	%(g)	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$2,264
1.63%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	36%	83%	60%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$ 14.34		$ 13.17		$ 14.30	$ 15.98		$ 13.57		$ 13.82

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.45		0.40		0.52	0.63	(b)	0.34		0.46

Net realized and unrealized gain (loss)	1.33		1.18		(0.93)	0.14		2.42		(0.10)

Total from investment operations	1.78		1.58		(0.41)	0.77		2.76		0.36

Less distributions to shareholders:

From net investment income	(0.18)		(0.28)		(0.48)	(0.76)		(0.35)		(0.61)

From net realized gains	(0.01)		(0.13)		(0.24)	(1.69)		—		—

Total distributions	(0.19)		(0.41)		(0.72)	(2.45)		(0.35)		(0.61)

Net asset value, end of period	$ 15.93		$ 14.34		$ 13.17	$ 14.30		$ 15.98		$ 13.57

Total Return(c)	12.48	%**	12.08%		(2.42)%	4.77	%(d)	20.53%		2.31%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$30,379		$54,986		$30,686	$31,781		$38,960		$36,228

Net expenses to average daily net assets(e)	0.69	%*	0.68%		0.68%	0.84	%(f)	0.73%		0.80%

Net investment income (loss) to average daily net assets(a)	5.87	%*	2.86%		4.06%	3.78	%(b)	2.47%		3.28%

Portfolio turnover rate(g)	18	%**	57%		93%	86%		75%		52%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(h) *	0.12	%(h)	0.70%	0.60	%(h)	0.54	%(h)	0.54	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022

$61,519
3.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022

0.14%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	22%	91%	134%	107%	77%	65%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2024 (Unaudited)		Period from September 25, 2023 (commencement of operations) through February 29, 2024

Net asset value, beginning of period	$ 14.31		$ 13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.41		0.13

Net realized and unrealized gain (loss)	1.36		0.68

Total from investment operations	1.77		0.81

Less distributions to shareholders:

From net investment income	(0.19)		(0.29)

From net realized gains	(0.01)		(0.13)

Total distributions	(0.20)		(0.42)

Net asset value, end of period	$ 15.88		$ 14.31

Total Return(b)	12.43	%**	5.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$367,305		$308,786

Net expenses to average daily net assets(c)	0.64	%*	0.64	%*

Net investment income (loss) to average daily net assets(a)	5.38	%*	2.12	%*

Portfolio turnover rate(d)	18	%**	57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *	0.10	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024

Portfolio turnover rate including transactions in USTF	22%	91%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares
	Period from
	April 8, 2024
	(commencement
	of operations)
	through
	August 31,
	2024
	(Unaudited)

Net asset value, beginning of period	$ 15.13

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.29

Net realized and unrealized gain (loss)	0.68

Total from investment operations	0.97

Less distributions to shareholders:

From net investment income	(0.19)

From net realized gains	(0.01)

Total distributions	(0.20)

Net asset value, end of period	$ 15.90

Total Return(b)	6.49	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$26,303

Net expenses to average daily net assets(c)	0.69	%*

Net investment income (loss) to average daily net assets(a)	4.75	%*

Portfolio turnover rate(d)	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2024

Portfolio turnover rate including transactions in USTF	22%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2024 (Unaudited)		Period from August 14, 2023 (commencement of operations) through February 29, 2024

Net asset value, beginning of period	$14.31		$13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40		0.15

Net realized and unrealized gain (loss)	1.36		0.64

Total from investment operations	1.76		0.79

Less distributions to shareholders:

From net investment income	(0.18)		(0.27)

From net realized gains	(0.01)		(0.13)

Total distributions	(0.19)		(0.40)

Net asset value, end of period	$15.88		$14.31

Total Return(b)	12.36	%**	5.72	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 60		$ 54

Net expenses to average daily net assets(c)	0.83	%*	0.78	%*

Net investment income (loss) to average daily net assets(a)	5.24	%*	2.02	%*

Portfolio turnover rate(d)	18	%**	57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	10.50	%(e) *	0.10	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024

Portfolio turnover rate including transactions in USTF	22%	91%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,		Period from December 30, 2021 (commencement of operations) through February 28,
			2024	2023	2022

Net asset value, beginning of period	$ 19.67		$ 16.86	$ 19.71	$ 19.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.23		0.37	0.39	(0.03)

Net realized and unrealized gain (loss)	1.70		3.30	(2.27)	(0.07)

Total from investment operations	1.93		3.67	(1.88)	(0.10)

Less distributions to shareholders:

From net investment income	(0.21)		(0.86)	(0.16)	—

From net realized gains	—		—	(0.81)	—

Total distributions	(0.21)		(0.86)	(0.97)	—

Net asset value, end of period	$ 21.39		$ 19.67	$ 16.86	$ 19.71

Total Return(b)	9.91	%**	22.17%	(9.21)%	(0.50	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$30,242		$29,049	$24,808	$23,673

Net expenses to average daily net assets(c)	0.68	%*	0.67%	0.67%	0.66	%*

Net investment income (loss) to average daily net assets(a)	2.23	%*	2.03%	2.37%	(0.55	)%*

Portfolio turnover rate(d)	10	%**	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.16%	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	12%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from September 14, 2020 (commencement of operations) through February 28,
			2024	2023	2022	2021

Net asset value, beginning of period	$ 19.67		$ 16.87	$ 19.71	$ 23.47	$ 20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.17		0.42	0.41	0.43	0.17

Net realized and unrealized gain (loss)	1.78		3.26	(2.27)	(0.71)	3.59

Total from investment operations	1.95		3.68	(1.86)	(0.28)	3.76

Less distributions to shareholders:

From net investment income	(0.22)		(0.88)	(0.17)	(1.50)	(0.28)

From net realized gains	—		—	(0.81)	(1.98)	(0.01)

Total distributions	(0.22)		(0.88)	(0.98)	(3.48)	(0.29)

Net asset value, end of period	$ 21.40		$ 19.67	$ 16.87	$ 19.71	$ 23.47

Total Return(b)	10.00	%**	22.21%	(9.11)%	(1.45)%	18.82	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$131,228		$82,521	$81,148	$133,035	$163,872

Net expenses to average daily net assets(c)	0.58	%*	0.58%	0.57%	0.57%	0.56	%*

Net investment income (loss) to average daily net assets(a)	1.72	%*	2.28%	2.48%	1.90%	1.68	%*

Portfolio turnover rate(d)	10	%**	33%	39%	47%	28	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.16%	0.14%	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	12%	N/A	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,		Period from June 7, 2021 (commencement of operations) through February 28,
			2024	2023	2022

Net asset value, beginning of period	$ 19.64		$ 16.85	$ 19.69	$ 24.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.07		0.24	0.42	0.12

Net realized and unrealized gain (loss)	1.85		3.41	(2.32)	(1.91	)(b)

Total from investment operations	1.92		3.65	(1.90)	(1.79)

Less distributions to shareholders:

From net investment income	(0.22)		(0.86)	(0.13)	(1.49)

From net realized gains	—		—	(0.81)	(1.98)

Total distributions	(0.22)		(0.86)	(0.94)	(3.47)

Net asset value, end of period	$ 21.34		$ 19.64	$ 16.85	$ 19.69

Total Return(c)	9.86	%**	22.03%	(9.32)%	(7.43	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$27,431		$6,402	$1,549	$3,107

Net expenses to average daily net assets(d)	0.78	%*	0.78%	0.77%	0.77	%*

Net investment income (loss) to average daily net assets(a)	0.65	%*	1.33%	2.54%	0.79	%*

Portfolio turnover rate(e)	10	%**	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.18%	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	12%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND

	Class VI Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from May 12, 2020 (commencement of operations) through February 28,
			2024		2023	2022	2021

Net asset value, beginning of period	$ 22.85		$21.99		$25.77	$29.06	$ 20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.18		0.35		0.42	0.64	0.38

Net realized and unrealized gain (loss)	1.03		2.59		(1.61)	2.24	10.23

Total from investment operations	1.21		2.94		(1.19)	2.88	10.61

Less distributions to shareholders:

From net investment income	(0.05)		(0.41)		(0.59)	(0.84)	(0.60)

From net realized gains	—		(1.67)		(2.00)	(5.33)	(0.95)

Total distributions	(0.05)		(2.08)		(2.59)	(6.17)	(1.55)

Net asset value, end of period	$ 24.01		$22.85		$21.99	$25.77	$ 29.06

Total Return(b)	5.30	%**	14.05%		(3.67)%	10.22%	53.56	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$78,159		$80,235		$69,605	$141,465	$141,989

Net expenses to average daily net assets(c)	0.41	%*	0.41%		0.40%	0.40%	0.40	%*

Net investment income (loss) to average daily net assets(a)	1.51	%*	1.57%		1.90%	2.20%	1.92	%*

Portfolio turnover rate(d)	6	%**	19%		17%	22%	65	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e) *	0.17	%(e)	0.15%	0.08%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,
	2024	2024	2023	2022	2021
Portfolio turnover rate including transactions in USTF	10%	33%	29%	27%	70%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from July 16, 2021 (commencement of operations) through February 28,
			2024		2023	2022

Net asset value, beginning of period	$ 22.82		$ 21.99		$ 25.76	$ 28.45

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.15		0.32		0.38	0.34

Net realized and unrealized gain (loss)	1.04		2.57		(1.60)	(0.05	)(b)

Total from investment operations	1.19		2.89		(1.22)	0.29

Less distributions to shareholders:

From net investment income	(0.04)		(0.39)		(0.55)	(0.47)

From net realized gains	—		(1.67)		(2.00)	(2.51)

Total distributions	(0.04)		(2.06)		(2.55)	(2.98)

Net asset value, end of period	$ 23.97		$ 22.82		$ 21.99	$ 25.76

Total Return(c)	5.20	%**	13.80%		(3.84)%	1.42	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 335		$ 327		$ 70	$ 81

Net expenses to average daily net assets(d)	0.61	%*	0.61%		0.60%	0.59	%*

Net investment income (loss) to average daily net assets(a)	1.30	%*	1.44%		1.70%	1.92	%*

Portfolio turnover rate(e)	6	%**	19%		17%	22	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	% (f) *	0.18	%(f)	0.15%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,
	2024	2024	2023	2022
Portfolio turnover rate including transactions in USTF	10%	33%	29%	27%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$ 31.00		$23.76		$28.05	$25.98		$22.77		$22.28

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.29		0.29	0.33	(b)	0.32		0.35

Net realized and unrealized gain (loss)	3.19		8.17		(1.80)	3.56		6.37		2.15

Total from investment operations	3.38		8.46		(1.51)	3.89		6.69		2.50

Less distributions to shareholders:

From net investment income	(0.06)		(0.28)		(0.30)	(0.32)		(0.35)		(0.36)

From net realized gains	(0.01)		(0.94)		(2.48)	(1.50)		(3.13)		(1.65)

Total distributions	(0.07)		(1.22)		(2.78)	(1.82)		(3.48)		(2.01)

Net asset value, end of period	$ 34.31		$31.00		$23.76	$28.05		$25.98		$22.77

Total Return(c)	10.90	%**	36.15%		(5.30)%	14.71	%(d)	30.83%		10.64%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,329,553		$3,211,663		$2,885,807	$2,996,330		$3,519,473		$3,195,240

Net expenses to average daily net assets(e)	0.50	%*	0.50%		0.49%	0.48%		0.48%		0.48%

Net investment income (loss) to average daily net assets(a)	1.20	%*	1.06%		1.14%	1.12	%(b)	1.33%		1.44%

Portfolio turnover rate(f)	7	%**	19%		15%	18%		28%		17%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h) *	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$6,233,641
0.94%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	14%	31%	24%	18%	28%	17%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$31.10		$23.84		$28.13	$26.04		$22.82		$22.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.20		0.31		0.30	0.32	(b)	0.34		0.37

Net realized and unrealized gain (loss)	3.20		8.18		(1.80)	3.60		6.37		2.14

Total from investment operations	3.40		8.49		(1.50)	3.92		6.71		2.51

Less distributions to shareholders:

From net investment income	(0.07)		(0.29)		(0.31)	(0.33)		(0.36)		(0.36)

From net realized gains	(0.01)		(0.94)		(2.48)	(1.50)		(3.13)		(1.65)

Total distributions	(0.08)		(1.23)		(2.79)	(1.83)		(3.49)		(2.01)

Net asset value, end of period	$34.42		$31.10		$23.84	$28.13		$26.04		$22.82

Total Return(c)	10.91	%**	36.17%		(5.23)%	14.79	%(d)	30.86%		10.70%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,255,450		$1,028,173		$418,403	$912,163		$750,632		$852,866

Net expenses to average daily net assets(e)	0.46	%*	0.46%		0.45%	0.44%		0.44%		0.44%

Net investment income (loss) to average daily net assets(a)	1.23	%*	1.10%		1.19%	1.08	%(b)	1.37%		1.52%

Portfolio turnover rate(f)	7	%**	19%		15%	18%		28%		17%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h) *	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$1,577,219
0.91%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	14%	31%	24%	18%	28%	17%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$31.01		$23.76		$28.06	$25.98		$22.77		$22.28

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.21		0.32		0.32	0.34	(b)	0.35		0.37

Net realized and unrealized gain (loss)	3.18		8.18		(1.82)	3.60		6.37		2.15

Total from investment operations	3.39		8.50		(1.50)	3.94		6.72		2.52

Less distributions to shareholders:

From net investment income	(0.07)		(0.31)		(0.32)	(0.36)		(0.38)		(0.38)

From net realized gains	(0.01)		(0.94)		(2.48)	(1.50)		(3.13)		(1.65)

Total distributions	(0.08)		(1.25)		(2.80)	(1.86)		(3.51)		(2.03)

Net asset value, end of period	$34.32		$31.01		$23.76	$28.06		$25.98		$22.77

Total Return(c)	10.93	%**	36.32%		(5.24)%	14.86	%(d)	30.95%		10.73%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,148,173		$2,875,207		$2,224,691	$3,461,580		$2,465,066		$2,077,277

Net expenses to average daily net assets(e)	0.41	%*	0.41%		0.40%	0.39%		0.39%		0.39%

Net investment income (loss) to average daily net assets(a)	1.29	%*	1.16%		1.24%	1.16	%(b)	1.41%		1.55%

Portfolio turnover rate(f)	7	%**	19%		15%	18%		28%		17%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h) *	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$5,862,655
0.99%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	14%	31%	24%	18%	28%	17%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from November 12, 2019 (commencement of operations) through February 29,
			2024		2023	2022		2021		2020

Net asset value, beginning of period	$30.95		$23.73		$28.02	$25.96		$22.76		$25.21

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.20		0.29		0.28	0.32	(b)	0.30		0.10

Net realized and unrealized gain (loss)	3.17		8.16		(1.79)	3.57		6.39		(0.83)

Total from investment operations	3.37		8.45		(1.51)	3.89		6.69		(0.73)

Less distributions to shareholders:

From net investment income	(0.06)		(0.29)		(0.30)	(0.33)		(0.36)		(0.32)

From net realized gains	(0.01)		(0.94)		(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(0.07)		(1.23)		(2.78)	(1.83)		(3.49)		(1.72)

Net asset value, end of period	$34.25		$30.95		$23.73	$28.02		$25.96		$22.76

Total Return(c)	10.89	%**	36.14%		(5.29)%	14.71	%(d)	30.81%		(3.39	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,330,795		$1,142,543		$769,960	$507,232		$330,287		$77,375

Net expenses to average daily net assets(e)	0.50	%*	0.49%		0.48%	0.48%		0.48%		0.49	%*

Net investment income (loss) to average daily net assets(a)	1.20	%*	1.07%		1.12%	1.07	%(b)	1.22%		1.31	%*

Portfolio turnover rate(f)	7	%**	19%		15%	18%		28%		17	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g) *	0.02	%(g)	0.03%	0.02	%(g)	0.02	%(g)	0.02	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$822,832
0.89%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	14%	31%	24%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from September 26, 2019 (commencement of operations) through February 29,
			2024		2023	2022		2021		2020
Net asset value, beginning of period	$ 30.90		$ 23.70		$ 27.99	$ 25.93		$ 22.75		$ 23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.27		0.26	0.28	(b)	0.28		0.12
Net realized and unrealized gain (loss)	3.17		8.14		(1.80)	3.58		6.37		0.39

Total from investment operations	3.35		8.41		(1.54)	3.86		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.05)		(0.27)		(0.27)	(0.30)		(0.34)		(0.31)
From net realized gains	(0.01)		(0.94)		(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(0.06)		(1.21)		(2.75)	(1.80)		(3.47)		(1.71)

Net asset value, end of period	$ 34.19		$ 30.90		$ 23.70	$ 27.99		$ 25.93		$ 22.75

Total Return(c)	10.85	%**	36.02%		(5.40)%	14.62	%(d)	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,726,109		$1,263,793		$486,544	$481,865		$303,447		$80,110
Net expenses to average daily net assets(e)	0.60	%*	0.59%		0.58%	0.58%		0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	1.09	%*	0.96%		1.04%	0.96	%(b)	1.12%		1.13	%*
Portfolio turnover rate(f)	7	%**	19%		15%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g) *	0.04	%(g)	0.04%	0.04	%(g)	0.02	%(g)	0.02	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$779,657
0.79%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	14%	31%	24%	18%	28%	17%

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares

	Six Months Ended August 31, 2024		Year Ended February 29,		Period from February 15, 2023 (commencement of operations) through February 28,
	(Unaudited)		2024		2023

Net asset value, beginning of period	$13.43		$18.98		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.15		0.45		0.01

Net realized and unrealized gain (loss)	0.11		(5.21)		(1.03)

Total from investment operations	0.26		(4.76)		(1.02)

Less distributions to shareholders:

From net investment income	(0.12)		(0.79)		—

Total distributions	(0.12)		(0.79)		—

Net asset value, end of period	$13.57		$13.43		$18.98

Total Return(b)	1.92	%**	(25.58)%		(5.10	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$120,743		$118,417		$460,209

Net expenses to average daily net assets(c)	0.86	%*	0.86%		0.86	%*

Net investment income (loss) to average daily net assets(a)	2.08	%*	2.70%		1.39	%*

Portfolio turnover rate(d)	21	%**	84%		0	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(e) *	0.08	%(e)	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,
	2024	2024	2023
Portfolio turnover rate including transactions in USTF	26%	98%	2%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.

** Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022	2021		2020

Net asset value, beginning of period	$20.67		$25.06		$28.39	$27.81	$18.11		$20.31

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.39		0.91		1.13	1.54	0.48		0.65

Net realized and unrealized gain (loss)	0.23		(3.95)		(1.74)	2.00	10.13		(2.22)

Total from investment operations	0.62		(3.04)		(0.61)	3.54	10.61		(1.57)

Less distributions to shareholders:

From net investment income	(0.07)		(0.87)		(1.10)	(1.35)	(0.47)		(0.63)

From net realized gains	—		(0.48)		(1.62)	(1.61)	(0.44)		—

Total distributions	(0.07)		(1.35)		(2.72)	(2.96)	(0.91)		(0.63)

Net asset value, end of period	$21.22		$20.67		$25.06	$28.39	$27.81		$18.11

Total Return(b)	3.01	%**	(12.67)%		(1.47)%	13.29%	59.36%		(8.14)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$221,655		$223,995		$322,035	$239,225	$96,091		$201,320

Net expenses to average daily net assets(c)	0.71	%*	0.72%		0.72%	0.71%	0.72%		0.73%

Net investment income (loss) to average daily net assets(a)	3.55	%*	3.94%		4.26%	5.32%	2.44%		3.24%

Portfolio turnover rate(d)	19	%**	60%		65%	60%	86%		37%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f) *	0.00	%(e) (f)	—	—	0.00	%(e) (f)	0.00	%(e) (f)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—	$—	$—		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	33%	105%	72%	60%	89%	101%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022	2021		2020

Net asset value, beginning of period	$20.59		$24.98		$28.30	$27.73	$18.06		$20.24

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.39		0.87		1.13	1.79	0.47		0.68

Net realized and unrealized gain (loss)	0.23		(3.89)		(1.72)	1.76	10.12		(2.22)

Total from investment operations	0.62		(3.02)		(0.59)	3.55	10.59		(1.54)

Less distributions to shareholders:

From net investment income	(0.07)		(0.89)		(1.11)	(1.37)	(0.48)		(0.64)

From net realized gains	—		(0.48)		(1.62)	(1.61)	(0.44)		—

Total distributions	(0.07)		(1.37)		(2.73)	(2.98)	(0.92)		(0.64)

Net asset value, end of period	$21.14		$20.59		$24.98	$28.30	$27.73		$18.06

Total Return(b)	3.03	%**	(12.64)%		(1.40)%	13.34%	59.42%		(8.03)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$417,455		$403,197		$344,000	$383,353	$531,006		$311,515

Net expenses to average daily net assets(c)	0.66	%*	0.67%		0.67%	0.65%	0.67%		0.68%

Net investment income (loss) to average daily net assets(a)	3.62	%*	3.81%		4.32%	6.21%	2.33%		3.40%

Portfolio turnover rate(d)	19	%**	60%		65%	60%	86%		37%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f) *	0.00	%(e) (f)	—	—	0.00	%(e) (f)	0.00	%(e) (f)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—	$—	$—		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	33%	105%	72%	60%	89%	101%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from February 8, 2022 (commencement of operations) through February 28,
			2024		2023	2022

Net asset value, beginning of period	$20.60		$24.96		$28.30	$ 29.11

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40		0.78		1.10	(0.57)

Net realized and unrealized gain (loss)	0.22		(3.78)		(1.69)	(0.24	)(b)

Total from investment operations	0.62		(3.00)		(0.59)	(0.81)

Less distributions to shareholders:

From net investment income	(0.08)		(0.88)		(1.13)	—

From net realized gains	—		(0.48)		(1.62)	—

Total distributions	(0.08)		(1.36)		(2.75)	—

Net asset value, end of period	$21.14		$20.60		$24.96	$ 28.30

Total Return(c)	3.00	%**	(12.57)%		(1.39)%	(2.78	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$109,323		$109,235		$65,869	$842,698

Net expenses to average daily net assets(d)	0.62	%*	0.62%		0.62%	0.74	%*

Net investment income (loss) to average daily net assets(a)	3.68	%*	3.46%		4.21%	(35.65	)%*

Portfolio turnover rate(e)	19	%**	60%		65%	60	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g) *	0.00	%(f) (g)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,
	2024	2024	2023	2022
Portfolio turnover rate including transactions in USTF	33%	105%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from January 22, 2021 (commencement of operations) through February 28,
			2024		2023	2022	2021

Net asset value, beginning of period	$20.64		$25.04		$28.37	$27.82	$27.44

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.39		0.79		1.10	(0.06)	0.03

Net realized and unrealized gain (loss)	0.23		(3.82)		(1.71)	3.59	0.35

Total from investment operations	0.62		(3.03)		(0.61)	3.53	0.38

Less distributions to shareholders:

From net investment income	(0.07)		(0.89)		(1.10)	(1.37)	—

From net realized gains	—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.07)		(1.37)		(2.72)	(2.98)	—

Net asset value, end of period	$21.19		$20.64		$25.04	$28.37	$27.82

Total Return(b)	3.02	%**	(12.67)%		(1.43)%	13.25%	1.38	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$554,760		$497,523		$315,904	$105,086	$2,617

Net expenses to average daily net assets(c)	0.71	%*	0.72%		0.72%	0.74%	0.71	%*

Net investment income (loss) to average daily net assets(a)	3.57	%*	3.47%		4.21%	(0.20)%	0.98	%*

Portfolio turnover rate(d)	19	%**	60%		65%	60%	86	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f) *	0.00	%(e) (f)	—	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	33%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from January 22, 2021 (commencement of operations) through February 28,
			2024		2023	2022	2021

Net asset value, beginning of period	$20.67		$25.06		$28.39	$27.81	$27.44

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.38		0.86		1.08	1.25	0.02

Net realized and unrealized gain (loss)	0.22		(3.91)		(1.72)	2.27	0.35

Total from investment operations	0.60		(3.05)		(0.64)	3.52	0.37

Less distributions to shareholders:

From net investment income	(0.07)		(0.86)		(1.07)	(1.33)	—

From net realized gains	—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.07)		(1.34)		(2.69)	(2.94)	—

Net asset value, end of period	$21.20		$20.67		$25.06	$28.39	$27.81

Total Return(b)	2.88	%**	(12.73)%		(1.55)%	13.19%	1.35	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$840,328		$763,309		$736,470	$633,189	$369,102

Net expenses to average daily net assets(c)	0.82	%*	0.82%		0.82%	0.81%	0.81	%*

Net investment income (loss) to average daily net assets(a)	3.48	%*	3.76%		4.11%	4.32%	0.74	%*

Portfolio turnover rate(d)	19	%**	60%		65%	60%	86	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e) *	0.03	%(e)	0.03%	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	33%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from November 15, 2022 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$24.39		$22.12		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.04		0.06		0.01

Net realized and unrealized gain (loss)	1.59		5.14		1.03

Total from investment operations	1.63		5.20		1.04

Less distributions to shareholders:

From net investment income	(0.01)		(0.06)		(0.01)

From net realized gains	(0.20)		(2.87)		(1.87)

Total distributions	(0.21)		(2.93)		(1.88)

Net asset value, end of period	$25.81		$24.39		$22.12

Total Return(b)	6.72	%**	24.95%		4.57	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$51,877		$17,315		$13,391

Net expenses to average daily net assets(c)	0.75	%*	0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.31	%*	0.25%		0.19	%*

Portfolio turnover rate(d)	20	%**	37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e) *	0.21	%(e)	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	43%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from September 20, 2022 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$24.41		$22.13		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.08		0.02

Net realized and unrealized gain (loss)	1.59		5.15		4.00

Total from investment operations	1.64		5.23		4.02

Less distributions to shareholders:

From net investment income	(0.01)		(0.07)		(0.02)

From net realized gains	(0.20)		(2.88)		(1.87)

Total distributions	(0.21)		(2.95)		(1.89)

Net asset value, end of period	$25.84		$24.41		$22.13

Total Return(b)	6.78	%**	25.06%		20.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$61,684		$64,312		$51,566

Net expenses to average daily net assets(c)	0.66	%*	0.66%		0.66	%*

Net investment income (loss) to average daily net assets(a)	0.38	%*	0.34%		0.25	%*

Portfolio turnover rate(d)	20	%**	37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e) *	0.21	%(e)	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,
	2024	2024	2023
Portfolio turnover rate including transactions in USTF	43%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from November 15, 2022 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$24.38		$22.11		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.08		0.01

Net realized and unrealized gain (loss)	1.60		5.12		1.02

Total from investment operations	1.63		5.20		1.03

Less distributions to shareholders:

From net investment income	(0.01)		(0.05)		(0.01)

From net realized gains	(0.20)		(2.88)		(1.87)

Total distributions	(0.21)		(2.93)		(1.88)

Net asset value, end of period	$25.80		$24.38		$22.11

Total Return(b)	6.74	%**	24.93%		4.51	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$285,098		$122,328		$21

Net expenses to average daily net assets(c)	0.75	%*	0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.28	%*	0.35%		0.09	%*

Portfolio turnover rate(d)	20	%**	37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e) *	0.31	%(e)	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,
	2024	2024	2023
Portfolio turnover rate including transactions in USTF	43%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$13.84		$12.54		$13.69	$14.39		$11.89		$13.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.08		0.18		0.17	0.21		0.18		0.22

Net realized and unrealized gain (loss)	1.40		2.69		(0.45)	2.13		3.56		0.21

Total from investment operations	1.48		2.87		(0.28)	2.34		3.74		0.43

Less distributions to shareholders:

From net investment income	(0.06)		(0.17)		(0.17)	(0.19)		(0.21)		(0.32)

From net realized gains	(1.01)		(1.40)		(0.70)	(2.85)		(1.03)		(1.29)

Total distributions	(1.07)		(1.57)		(0.87)	(3.04)		(1.24)		(1.61)

Net asset value, end of period	$14.25		$13.84		$12.54	$13.69		$14.39		$11.89

Total Return(b)	10.78	%**	24.56%		(1.63)%	15.80%		33.74%		2.51%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$63,748		$60,657		$50,114	$80,646		$105,656		$83,738

Net expenses to average daily net assets(c)	0.49	%*	0.48%		0.47%	0.46%		0.47%		0.46%

Net investment income (loss) to average daily net assets(a)	1.15	%*	1.44%		1.38%	1.34%		1.47%		1.64%

Portfolio turnover rate(d)	40	%**	88%		81%	94%		66%		72%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e) *	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)	0.03	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	43%	91%	91%	115%	81%	88%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$13.63		$12.38		$13.52	$14.25		$11.78		$12.97

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.20		0.18	0.22		0.19		0.23

Net realized and unrealized gain (loss)	1.37		2.63		(0.44)	2.11		3.53		0.20

Total from investment operations	1.46		2.83		(0.26)	2.33		3.72		0.43

Less distributions to shareholders:

From net investment income	(0.06)		(0.18)		(0.18)	(0.21)		(0.22)		(0.33)

From net realized gains	(1.01)		(1.40)		(0.70)	(2.85)		(1.03)		(1.29)

Total distributions	(1.07)		(1.58)		(0.88)	(3.06)		(1.25)		(1.62)

Net asset value, end of period	$14.02		$13.63		$12.38	$13.52		$14.25		$11.78

Total Return(b)	10.83	%**	24.59%		(1.47)%	15.89%		33.92%		2.53%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$71,984		$74,670		$194,846	$384,832		$245,547		$365,693

Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.38%	0.37%		0.37%		0.37%

Net investment income (loss) to average daily net assets(a)	1.24	%*	1.56%		1.47%	1.42%		1.56%		1.75%

Portfolio turnover rate(d)	40	%**	88%		81%	94%		66%		72%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e) *	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)	0.03	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	43%	91%	91%	115%	81%	88%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$22.10		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		2.38		0.02
Net realized and unrealized gain (loss)	1.97		0.58		(0.89	)(b)

Total from investment operations	2.23		2.96		(0.87)

Less distributions to shareholders:
From net investment income	(0.12)		(0.41)		—
From net realized gains	(0.41)		(0.65)		—

Total distributions	(0.53)		(1.06)		—

Net asset value, end of period	$23.80		$22.10		$20.20

Total Return(c)	10.20	%**	15.20%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,822		$36,989		$10
Net expenses to average daily net assets(d)	0.49	%*	0.49%		0.47	%*
Net investment income (loss) to average daily net assets(a)	2.22	%*	10.90%		2.30	%*
Portfolio turnover rate(e)	29	%**	71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f) *	0.04	%(f)	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	31%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$22.05		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.54		0.01
Net realized and unrealized gain (loss)	1.97		2.43		(0.88	)(b)

Total from investment operations	2.23		2.97		(0.87)

Less distributions to shareholders:
From net investment income	(0.12)		(0.47)		—
From net realized gains	(0.41)		(0.65)		—

Total distributions	(0.53)		(1.12)		—

Net asset value, end of period	$23.75		$22.05		$20.20

Total Return(c)	10.22	%**	15.26%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,579		$285,242		$62,784
Net expenses to average daily net assets(d)	0.44	%*	0.43%		0.42	%*
Net investment income (loss) to average daily net assets(a)	2.27	%*	2.63%		1.94	%*
Portfolio turnover rate(e)	29	%**	71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f) *	0.04	%(f)	0.49	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	31%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from December 13, 2022 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$22.06		$20.19		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.54		0.12
Net realized and unrealized gain (loss)	1.97		2.46		0.10

Total from investment operations	2.24		3.00		0.22

Less distributions to shareholders:
From net investment income	(0.12)		(0.48)		(0.03)
From net realized gains	(0.41)		(0.65)		—

Total distributions	(0.53)		(1.13)		(0.03)

Net asset value, end of period	$23.77		$22.06		$20.19

Total Return(b)	10.26	%**	15.39%		1.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,310		$143,697		$215,668
Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.38	%*
Net investment income (loss) to average daily net assets(a)	2.31	%*	2.67%		2.79	%*
Portfolio turnover rate(d)	29	%**	71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.04	%(e)	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	31%	100%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2024 (Unaudited)		Period from August 28, 2023 (commencement of operations) through February 29, 2024
Net asset value, beginning of period	$22.03		$20.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.28
Net realized and unrealized gain (loss)	1.96		2.25

Total from investment operations	2.22		2.53

Less distributions to shareholders:
From net investment income	(0.12)		(0.39)
From net realized gains	(0.41)		(0.33)

Total distributions	(0.53)		(0.72)

Net asset value, end of period	$23.72		$22.03

Total Return(b)	10.16	%**	12.85	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,937		$1,733
Net expenses to average daily net assets(c)	0.49	%*	0.48	%*
Net investment income (loss) to average daily net assets(a)	2.23	%*	2.66	%*
Portfolio turnover rate(d)	29	%**	71	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.04	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024
Portfolio turnover rate including transactions in USTF	31%	100%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024		Period from February 15, 2023 (commencement of operations) through February 28, 2023
Net asset value, beginning of period	$22.03		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.51		0.01
Net realized and unrealized gain (loss)	1.97		2.44		(0.88	)(b)

Total from investment operations	2.21		2.95		(0.87)

Less distributions to shareholders:
From net investment income	(0.11)		(0.47)		—
From net realized gains	(0.41)		(0.65)		—

Total distributions	(0.52)		(1.12)		—

Net asset value, end of period	$23.72		$22.03		$20.20

Total Return(c)	10.13	%**	15.14%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,596		$74,100		$5
Net expenses to average daily net assets(d)	0.59	%*	0.59%		0.57	%*
Net investment income (loss) to average daily net assets(a)	2.11	%*	2.50%		1.73	%*
Portfolio turnover rate(e)	29	%**	71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f) *	0.03	%(f)	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	31%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from July 2, 2019 (commencement of operations) through February 29,
			2024		2023	2022		2021		2020
Net asset value, beginning of period	$19.09		$17.19		$19.74	$24.99		$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.34		0.30	0.33		0.30		0.23
Net realized and unrealized gain (loss)	2.11		1.91		(1.08)	2.89		6.96		(1.99)

Total from investment operations	2.32		2.25		(0.78)	3.22		7.26		(1.76)

Less distributions to shareholders:
From net investment income	—		(0.35)		(0.45)	(0.39)		(0.33)		(0.18)
From net realized gains	—		—		(1.32)	(8.08)		—		—

Total distributions	—		(0.35)		(1.77)	(8.47)		(0.33)		(0.18)

Net asset value, end of period	$21.41		$19.09		$17.19	$19.74		$24.99		$18.06

Total Return(b)	12.15	%**	13.27%		(2.86)%	13.21%		40.64%		(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,980		$34,842		$29,428	$253,810		$372,498		$415,508
Net expenses to average daily net assets(c)	0.47	%*	0.48%		0.45%	0.42%		0.41%		0.44	%*
Net investment income (loss) to average daily net assets(a)	2.06	%*	1.96%		1.71%	1.32%		1.67%		1.69	%*
Portfolio turnover rate(d)	44	%**	81%		60%	62%		86%		56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(e) *	0.17	%(e)	—	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	45%	89%	69%	71%	98%	69%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2024 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of its benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of its benchmark
International Equity Fund	Not Applicable	High total return
International Opportunistic Value Fund	Not Applicable	Total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resource Transition Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Small Cap Quality Fund	Not Applicable	Total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Opportunistic Value Fund	Not Applicable	Total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

International Equity Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be

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based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

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The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,204,322	$—	$2,204,322
Brazil	—	6,604,743	—	6,604,743
Canada	58,295,683	—	—	58,295,683
China	—	5,050,811	—	5,050,811
Denmark	—	5,402,086	—	5,402,086
Finland	—	25,699,648	—	25,699,648
France	—	88,287,590	—	88,287,590
Germany	—	24,817,910	—	24,817,910
Ireland	—	2,941,282	—	2,941,282
Italy	—	2,648,235	—	2,648,235
Japan	—	30,952,898	—	30,952,898
Mexico	15,899,999	—	—	15,899,999
Netherlands	—	6,051,392	—	6,051,392
Norway	—	12,285,469	—	12,285,469
Russia	—	—	0§	0§
South Korea	—	58,757,289	—	58,757,289
Spain	—	24,762,391	—	24,762,391
Switzerland	—	2,283,215	—	2,283,215
Ukraine	—	774,520	—	774,520
United Kingdom	2,833,600	3,078,044	—	5,911,644
United States	389,348,170	—	—	389,348,170

TOTAL COMMON STOCKS	466,377,452	302,601,845	0§	768,979,297

Preferred Stocks
Chile	18,647,435	—	—	18,647,435

TOTAL PREFERRED STOCKS	18,647,435	—	—	18,647,435

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Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$18,142,411	$—	$—	$18,142,411

TOTAL MUTUAL FUNDS	18,142,411	—	—	18,142,411

Short-Term Investments	101,896	—	—	101,896

Total Investments	503,269,194	302,601,845	0§	805,871,039

Total	$503,269,194	$302,601,845	$0§	$805,871,039

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,125,417	$4,007,209	$—	$5,132,626
Chile	—	179,947	—	179,947
Colombia	12,044	—	—	12,044
Czech Republic	—	189,621	—	189,621
Egypt	—	528,289	—	528,289
Greece	—	154,368	—	154,368
Hungary	—	3,199,909	—	3,199,909
India	—	15,274,968	7,381	15,282,349
Indonesia	—	5,807,855	—	5,807,855
Malaysia	—	13,860	—	13,860
Mexico	5,283,429	—	0§	5,283,429
Pakistan	—	658,630	—	658,630
Poland	—	424,049	—	424,049
Qatar	—	814,944	—	814,944
Russia	—	—	4	4
South Africa	—	4,799,889	—	4,799,889
South Korea	—	6,252,348	—	6,252,348
Taiwan	85,604	22,848,258	—	22,933,862
Thailand	—	1,898,636	—	1,898,636
United Arab Emirates	—	49,490	—	49,490
Vietnam	—	1,985,734	—	1,985,734

TOTAL COMMON STOCKS	6,506,494	69,088,004	7,385	75,601,883

Preferred Stocks
Brazil	—	5,371,766	—	5,371,766
Colombia	841,909	—	—	841,909
Russia	—	—	—	—

TOTAL PREFERRED STOCKS	841,909	5,371,766	—	6,213,675

Mutual Funds
United States	711,380	—	—	711,380

TOTAL MUTUAL FUNDS	711,380	—	—	711,380

Short-Term Investments	273,067	—	—	273,067

Total Investments	8,332,850	74,459,770	7,385	82,800,005

Total	$8,332,850	$74,459,770	$7,385	$82,800,005

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Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$8,374,965	$20,965,175	$—	$29,340,140
Chile	—	437,563	—	437,563
China	8,375,901	76,953,275	1	85,329,177
Colombia	91,360	—	—	91,360
Czech Republic	—	1,582,904	—	1,582,904
Egypt	—	1,423,222	—	1,423,222
Greece	—	348,995	—	348,995
Hungary	—	15,806,592	—	15,806,592
India	—	52,540,741	18,182	52,558,923
Indonesia	—	15,418,911	—	15,418,911
Kuwait	—	351,278	—	351,278
Malaysia	—	32,719	—	32,719
Mexico	24,898,999	—	0§	24,898,999
Pakistan	—	3,723,562	—	3,723,562
Philippines	—	204,628	—	204,628
Poland	—	139,888	—	139,888
Qatar	—	3,730,163	—	3,730,163
Russia	—	—	19	19
Saudi Arabia	—	2,150,510	—	2,150,510
South Africa	—	17,374,097	—	17,374,097
South Korea	—	13,253,210	—	13,253,210
Sri Lanka	—	—	312,470	312,470
Taiwan	—	85,487,605	—	85,487,605
Thailand	—	8,977,850	—	8,977,850
Vietnam	—	9,405,994	—	9,405,994

TOTAL COMMON STOCKS	41,741,225	330,308,882	330,672	372,380,779

Preferred Stocks
Brazil	—	17,852,147	—	17,852,147
Colombia	3,489,969	—	—	3,489,969
Russia	—	—	1	1
South Korea	—	1,750,209	—	1,750,209

TOTAL PREFERRED STOCKS	3,489,969	19,602,356	1	23,092,326

Mutual Funds
United States	29,321	—	—	29,321

TOTAL MUTUAL FUNDS	29,321	—	—	29,321

Total Investments	45,260,515	349,911,238	330,673	395,502,426

Derivatives^
Futures Contracts
Equity Risk	288,271	—	—	288,271

Total	$45,548,786	$349,911,238	$330,673	$395,790,697

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Description	Level 1	Level 2	Level 3	Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$34,963,377	$—	$34,963,377
Austria	—	7,171,049	—	7,171,049
Belgium	—	19,480,833	—	19,480,833
Denmark	—	2,502,304	—	2,502,304
Finland	—	6,111,547	—	6,111,547
France	15,986,885	130,750,209	—	146,737,094
Germany	—	46,505,081	—	46,505,081
Hong Kong	—	12,510,204	—	12,510,204
Ireland	—	4,135,209	—	4,135,209
Italy	—	53,468,364	—	53,468,364
Japan	9,215,291	268,450,191	—	277,665,482
Netherlands	—	61,981,772	—	61,981,772
Norway	—	23,139,071	—	23,139,071
Portugal	—	2,393,356	—	2,393,356
Singapore	—	32,365,019	—	32,365,019
Spain	—	67,789,312	—	67,789,312
Sweden	—	31,681,374	—	31,681,374
Switzerland	5,928,328	62,379,203	—	68,307,531
United Kingdom	37,498,180	87,163,737	—	124,661,917

TOTAL COMMON STOCKS	68,628,684	954,941,212	—	1,023,569,896

Preferred Stocks
Germany	—	2,394,621	—	2,394,621

TOTAL PREFERRED STOCKS	—	2,394,621	—	2,394,621

Debt Obligations
United States	1,298,092	—	—	1,298,092

TOTAL DEBT OBLIGATIONS	1,298,092	—	—	1,298,092

Mutual Funds
United States	64,453,248	—	—	64,453,248

TOTAL MUTUAL FUNDS	64,453,248	—	—	64,453,248

Short-Term Investments	118,216	—	—	118,216

Total Investments	134,498,240	957,335,833	—	1,091,834,073

Total	$134,498,240	$957,335,833	$—	$1,091,834,073

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$19,285,919	$—	$19,285,919
Austria	—	3,966,965	—	3,966,965
Belgium	—	7,476,275	—	7,476,275
Canada	52,823,237	—	—	52,823,237
Denmark	—	3,649,494	—	3,649,494
Finland	—	6,049,645	—	6,049,645
France	1,016,234	51,402,086	—	52,418,320
Germany	—	17,815,856	—	17,815,856

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Description	Level 1	Level 2	Level 3	Total
International Opportunistic Value Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hong Kong	$—	$13,648,522	$—	$13,648,522
Italy	1,844,105	16,599,697	—	18,443,802
Japan	5,615,471	73,264,084	—	78,879,555
Netherlands	—	20,966,212	—	20,966,212
Norway	—	4,795,825	—	4,795,825
Portugal	—	4,700	—	4,700
Russia	—	—	0§	0§
Singapore	—	5,614,343	—	5,614,343
Spain	—	19,006,342	—	19,006,342
Sweden	—	5,829,252	—	5,829,252
Switzerland	13,785,505	25,697,897	—	39,483,402
United Kingdom	25,769,067	19,733,719	—	45,502,786

TOTAL COMMON STOCKS	100,853,619	314,806,833	0§	415,660,452

Preferred Stocks
Germany	—	1,704,409	—	1,704,409

TOTAL PREFERRED STOCKS	—	1,704,409	—	1,704,409

Mutual Funds
United States	6,338,858	—	—	6,338,858

TOTAL MUTUAL FUNDS	6,338,858	—	—	6,338,858

Short-Term Investments	363,260	—	—	363,260

Total Investments	107,555,737	316,511,242	0§	424,066,979

Total	$107,555,737	$316,511,242	$0§	$424,066,979

Japan Value Creation Fund
Asset Valuation Inputs

Common Stocks	$—	$185,991,917	$—	$185,991,917

Mutual Funds	3,869,707	—	—	3,869,707

Short-Term Investments	197,978	—	—	197,978

Total Investments	4,067,685	185,991,917	—	190,059,602

Total	$4,067,685	$185,991,917	$—	$190,059,602

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$99,921	$—	$99,921
Canada	2,948,970	—	—	2,948,970
Finland	—	1,501,954	—	1,501,954
France	—	4,397,447	—	4,397,447
Germany	—	2,680,428	—	2,680,428
Hong Kong	—	700,623	—	700,623
Ireland	2,200,778	—	—	2,200,778
Mexico	4,400,998	—	—	4,400,998
Netherlands	—	709,069	—	709,069

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Description	Level 1	Level 2	Level 3	Total
Quality Cyclicals Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Russia	$—	$—	$0§	$0§
Spain	—	5,441,572	—	5,441,572
United Kingdom	—	10,052,952	—	10,052,952
United States	42,150,244	—	—	42,150,244

TOTAL COMMON STOCKS	51,700,990	25,583,966	0§	77,284,956

Preferred Stocks
Brazil	—	763,458	—	763,458

TOTAL PREFERRED STOCKS	—	763,458	—	763,458

Mutual Funds
United States	301,328	—	—	301,328

TOTAL MUTUAL FUNDS	301,328	—	—	301,328

Short-Term Investments	143,349	—	—	143,349

Total Investments	52,145,667	26,347,424	0§	78,493,091

Total	$52,145,667	$26,347,424	$0§	$78,493,091

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$431,851,184	$—	$431,851,184
Germany	—	366,183,454	—	366,183,454
Spain	—	69,916,440	—	69,916,440
Switzerland	—	306,759,012	—	306,759,012
Taiwan	—	375,774,148	—	375,774,148
United Kingdom	—	780,746,438	—	780,746,438
United States	8,241,311,441	—	—	8,241,311,441

TOTAL COMMON STOCKS	8,241,311,441	2,331,230,676	—	10,572,542,117

Mutual Funds
United States	203,002,921	—	—	203,002,921

TOTAL MUTUAL FUNDS	203,002,921	—	—	203,002,921

Short-Term Investments	145,129	—	—	145,129

Total Investments	8,444,459,491	2,331,230,676	—	10,775,690,167

Total	$8,444,459,491	$2,331,230,676	$—	$10,775,690,167

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$865,606	$—	$—	$865,606
Australia	—	3,054,285	—	3,054,285
Brazil	—	7,229,915	—	7,229,915
Canada	17,205,143	—	—	17,205,143
China	—	1,893,863	—	1,893,863
Finland	—	3,551,049	—	3,551,049

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Description	Level 1	Level 2	Level 3	Total
Resource Transition Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$—	$3,243,966	$—	$3,243,966
Italy	—	971,055	—	971,055
Mexico	3,579,804	—	—	3,579,804
Norway	—	927,037	—	927,037
South Africa	—	2,384,750	—	2,384,750
Spain	—	1,681,422	—	1,681,422
Sweden	—	4,002,783	—	4,002,783
United Kingdom	—	9,745,816	—	9,745,816
United States	48,855,123	—	—	48,855,123

TOTAL COMMON STOCKS	70,505,676	38,685,941	—	109,191,617

Preferred Stocks
Brazil	—	5,679,601	—	5,679,601
Chile	4,333,960	—	—	4,333,960

TOTAL PREFERRED STOCKS	4,333,960	5,679,601	—	10,013,561

Mutual Funds
United States	1,192,840	—	—	1,192,840

TOTAL MUTUAL FUNDS	1,192,840	—	—	1,192,840

Short-Term Investments	180,116	—	—	180,116

Total Investments	76,212,592	44,365,542	—	120,578,134

Total	$76,212,592	$44,365,542	$—	$120,578,134

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$64,585,906	$—	$—	$64,585,906
Australia	—	39,278,029	—	39,278,029
Austria	—	25,333,499	—	25,333,499
Brazil	—	77,629,137	—	77,629,137
Canada	205,427,402	—	—	205,427,402
China	—	19,172,322	—	19,172,322
Finland	—	41,114,625	—	41,114,625
France	—	32,912,035	—	32,912,035
Hong Kong	—	5,207,553	—	5,207,553
Hungary	—	10,437,866	—	10,437,866
Israel	—	22	—	22
Italy	—	44,536,528	—	44,536,528
Japan	—	2,119,369	—	2,119,369
Mexico	92,288,827	—	—	92,288,827
Norway	—	53,997,573	—	53,997,573
Portugal	—	60,039,902	—	60,039,902
Russia	—	—	0§	0§
Singapore	—	—	2	2
South Africa	—	24,563,665	—	24,563,665
Spain	—	46,992,399	—	46,992,399

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Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Sweden	$—	$41,023,435	$—	$41,023,435
Ukraine	—	1,765,043	—	1,765,043
United Kingdom	7,521,360	265,429,342	—	272,950,702
United States	765,666,493	—	—	765,666,493

TOTAL COMMON STOCKS	1,135,489,988	791,552,344	2	1,927,042,334

Preferred Stocks
Brazil	—	133,857,976	—	133,857,976
Chile	45,496,686	—	—	45,496,686
Russia	—	—	—	—

TOTAL PREFERRED STOCKS	45,496,686	133,857,976	—	179,354,662

Mutual Funds
United States	27,478,984	—	—	27,478,984

TOTAL MUTUAL FUNDS	27,478,984	—	—	27,478,984

Short-Term Investments	397,182	—	—	397,182

Total Investments	1,208,862,840	925,410,320	2	2,134,273,162

Total	$1,208,862,840	$925,410,320	$2	$2,134,273,162

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$387,639,816	$—	$—	$387,639,816

Mutual Funds	10,798,184	—	—	10,798,184

Short-Term Investments	211,644	—	—	211,644

Total Investments	398,649,644	—	—	398,649,644

Total	$398,649,644	$—	$—	$398,649,644

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$135,484,092	$—	$—	$135,484,092

Debt Obligations	24,969	—	—	24,969

Mutual Funds	555,559	—	—	555,559

Short-Term Investments	245,904	—	—	245,904

Total Investments	136,310,524	—	—	136,310,524

Total	$136,310,524	$—	$—	$136,310,524

U.S. Opportunistic Value Fund
Asset Valuation Inputs

Common Stocks	$553,367,750	$—	$—	$553,367,750

Mutual Funds	2,721,566	—	—	2,721,566

Short-Term Investments	156,861	—	—	156,861

Total Investments	556,246,177	—	—	556,246,177

Total	$556,246,177	$—	$—	$556,246,177

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Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$40,214,214	$—	$—	$40,214,214

Mutual Funds	524,228	—	—	524,228

Short-Term Investments	169,178	—	—	169,178

Total Investments	40,907,620	—	—	40,907,620

Derivatives^
Futures Contracts
Equity Risk	46,765	—	—	46,765

Total	$40,954,385	$—	$—	$40,954,385

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At August 31, 2024, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	16,151,288	—	16,925,597	16,925,597
Emerging Markets ex-China Fund	290,540	—	307,584	307,584
Emerging Markets Fund	1,672,314	—	1,780,892	1,780,892
International Equity Fund	2,730,029	—	2,860,766	2,860,766
International Opportunistic Value Fund	14,921,132	—	15,200,927	15,200,927
Resource Transition Fund	4,887,299	—	5,030,558	5,030,558
Resources Fund	200,406,619	—	212,538,840	212,538,840

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and

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associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s NAV. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s NAV, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and International Opportunistic Value Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to International Equity Fund and International Opportunistic Value Fund’s closing agreement liabilities are presented as a reduction of Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2024, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2024, certain Funds elected to defer to March 1, 2024 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	(1,315,996)	(8,386,846)
Emerging Markets ex-China Fund	—	(530,821)
Emerging Markets Fund	—	(3,593,388)
International Equity Fund	—	—
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	(370,609)
Quality Cyclicals Fund	—	(80,282)
Quality Fund	—	—
Resource Transition Fund	—	(46,989,062)
Resources Fund	—	(30,558,001)
Small Cap Quality Fund	—	—

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August 31, 2024 (Unaudited)

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

As of February 29, 2024, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2024, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(2,098,685)	(12,969,289)
Emerging Markets ex-China Fund	(4,576,324)	(21,741,407)
Emerging Markets Fund	(192,050,195)	(1,216,655,834)
International Equity Fund	(769,150,241)	(131,087,547)
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	(9,389,421)
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resource Transition Fund	(19,214,166)	—
Resources Fund	(13,426,968)	(3,985,401)
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	(4,268,361)	—

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August 31, 2024 (Unaudited)

As of August 31, 2024, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	1,047,243,775	104,145,671	(345,518,407)	(241,372,736)	—
Emerging Markets ex-China Fund	146,961,352	12,511,169	(76,672,516)	(64,161,347)	—
Emerging Markets Fund	777,909,686	40,605,695	(423,012,955)	(382,407,260)	288,271
International Equity Fund	997,835,558	143,306,580	(49,308,065)	93,998,515	—
International Opportunistic Value Fund	389,098,257	46,251,245	(11,282,523)	34,968,722	—
Japan Value Creation Fund	177,956,937	23,491,776	(11,389,111)	12,102,665	—
Quality Cyclicals Fund	59,124,435	25,869,071	(6,500,415)	19,368,656	—
Quality Fund	5,651,898,768	5,153,644,794	(29,853,395)	5,123,791,399	—
Resource Transition Fund	182,440,515	5,071,786	(66,934,167)	(61,862,381)	—
Resources Fund	2,483,083,393	329,197,026	(678,007,257)	(348,810,231)	—
Small Cap Quality Fund	364,817,229	43,323,390	(9,490,975)	33,832,415	—
U.S. Equity Fund	112,938,604	26,598,681	(3,226,761)	23,371,920	—
U.S. Opportunistic Value Fund	498,313,192	75,414,190	(17,481,205)	57,932,985	—
U.S. Small Cap Value Fund	35,574,423	7,841,870	(2,508,673)	5,333,197	46,765

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2024, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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August 31, 2024 (Unaudited)

During the period ended August 31, 2024, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

As of August 31, 2024, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets was INR 262,800,000 (equivalent to $3,133,374) as of August 31, 2024 and is included in Foreign currency within the Statements of Assets and Liabilities. In recognition of the potential liability and based on management’s estimate of that liability having consulted with counsel, a portion of that amount (INR 65,700,000, equivalent to $783,343) is included as a Miscellaneous payable within the Statements of Assets and Liabilities. Any costs in respect of this matter will be borne by EMF.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Commodities Risk	X								X	X
Fund of Funds Risk		X	X
Non-Diversified Funds		X							X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities, and often are more volatile than the economies of developed countries.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the

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opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline, fluctuate significantly in a rapid and unpredictable manner or fluctuate significantly more than if a Fund had a broader range of investments.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• NON-DIVERSIFIED FUNDS. Emerging Markets ex-China Fund and Resource Transition Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

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Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2024, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	International Equity Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

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As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024 and the Statements of Operations for the period ended August 31, 2024^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$ 288,271

Total	$ 288,271

Net Realized Gain (Loss) on
Futures Contracts	$2,279,398

Total	$2,279,398

Change in Net Appreciation (Depreciation) on
Futures Contracts	$ (548,514)

Total	$ (548,514)

International Equity Fund
Net Realized Gain (Loss) on
Futures Contracts	$ 940,560

Total	$ 940,560

Change in Net Appreciation (Depreciation) on
Futures Contracts	$ (349,013)

Total	$ (349,013)

U.S. Equity Fund
Net Realized Gain (Loss) on
Futures Contracts	$ 59,698

Total	$ 59,698

Change in Net Appreciation (Depreciation) on
Futures Contracts	$ (15,957)

Total	$ (15,957)

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Equity Contracts

U.S. Small Cap Value Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$46,765

Total	$46,765

Net Realized Gain (Loss) on
Futures Contracts	$65,355

Total	$65,355

Change in Net Appreciation (Depreciation) on
Futures Contracts	$19,026

Total	$19,026

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2024, if any.

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2024:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	21,661,208
International Equity Fund	3,555,690
U.S. Equity Fund	42,225
U.S. Small Cap Value Fund	511,976

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Management Fee	0.60%	0.55%	0.65%(a)	0.50%	0.50%	0.50%	0.33%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

(a)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund		0.15%	0.10%			0.15%	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Cyclicals Fund		0.15%*	0.105%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2024.

GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, and U.S. Equity Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.10% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

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Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, Quality Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75%for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.50% for Class R6 shares; and 0.50% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Caps set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2024, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2024, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028
Climate Change Fund, Class III	$105,427	$138,441	$143,124	$82,605
Climate Change Fund, Class R6	$37,789	$65,464	$76,390	$40,944
Climate Change Fund, Class I	$84,286	$172,425	$140,261	$52,458
Emerging Markets ex-China Fund, Class III	$1,152	$12,927	$34,737	$66,866
Emerging Markets ex-China Fund, Class VI	$240,690	$312,667	$310,278	$120,144
U.S. Small Cap Value Fund, Class VI	—	—	$52,412	$28,005

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

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In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Emerging Markets Fund and Small Cap Quality Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I assets exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

For Small Cap Quality Fund, GMO has voluntarily determined to waive its fees with respect to and/or reimburse Class I shares for the amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2024 is shown in the table below and is included in the Statements of Operations.

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Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	22,657
Emerging Markets ex-China Fund	5,647
Emerging Markets Fund	13,494
International Equity Fund	27,515
International Opportunistic Value Fund	11,618
Japan Value Creation Fund	4,286
Quality Cyclicals Fund	2,289
Quality Fund	270,801
Resource Transition Fund	5,172
Resources Fund	61,565
Small Cap Quality Fund	8,401
U.S. Equity Fund	4,475
U.S. Opportunistic Value Fund	15,179
U.S. Small Cap Value Fund	599

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2024, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2024, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2024 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	539,161,583	—	504,911,034
Emerging Markets ex-China Fund	—	66,043,183	—	227,610,136
Emerging Markets Fund	50,000	250,301,402	550,322	323,292,476
International Equity Fund	2,000,465	376,792,916	1,699,979	370,124,188
International Opportunistic Value Fund	—	113,109,571	—	88,176,949
Japan Value Creation Fund	—	80,993,050	—	18,848,668
Quality Cyclicals Fund	—	7,994,232	—	12,875,307
Quality Fund	—	1,648,689,023	—	1,364,514,489
Resource Transition Fund	—	33,038,520	—	32,025,238
Resources Fund	—	831,494,005	—	701,590,261
Small Cap Quality Fund	—	298,414,685	—	128,148,220
U.S. Equity Fund	265,081	57,615,413	590,213	69,052,014
U.S. Opportunistic Value Fund	—	170,343,009	—	202,041,517
U.S. Small Cap Value Fund	—	19,773,285	—	17,409,025

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7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2024

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	2	26.37%
Emerging Markets ex-China Fund	5#	77.74%
Emerging Markets Fund	3#	48.53%
International Equity Fund	4§	82.30%
International Opportunistic Value Fund	4§	69.90%
Japan Value Creation Fund	4^	58.14%
Quality Cyclicals Fund	3#	81.59%
Quality Fund	—	—
Resource Transition Fund	1	99.91%
Resources Fund	3	46.58%
Small Cap Quality Fund	2	69.39%
U.S. Equity Fund	4#	81.96%
U.S. Opportunistic Value Fund	4‡	75.77%
U.S. Small Cap Value Fund	3#	84.03%

#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.
^	Four of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	4,757,979	$106,004,973	4,928,747	$121,543,060
Shares issued to shareholders in reinvestment of distributions	—	—	152,767	3,386,848
Shares repurchased	(1,360,643)	(31,720,934)	(2,483,387)	(58,764,596)

Net increase (decrease)	3,397,336	$74,284,039	2,598,127	$66,165,312

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Climate Change Fund (continued)
Class R6:
Shares sold	766,770	$16,200,118	2,161,637	$52,446,031
Shares issued to shareholders in reinvestment of distributions	—	—	68,895	1,523,947
Shares repurchased	(304,839)	(6,679,966)	(269,222)	(6,185,255)

Net increase (decrease)	461,931	$9,520,152	1,961,310	$47,784,723

Class I:
Shares sold	1,371,666	$30,373,014	5,176,736	$131,330,450
Shares issued to shareholders in reinvestment of distributions	—	—	86,033	1,904,763
Shares repurchased	(3,130,516)	(69,763,374)	(8,314,724)	(196,955,843)

Net increase (decrease)	(1,758,850)	$(39,390,360)	(3,051,955)	$(63,720,630)

Emerging Markets ex-China Fund
Class III:
Shares sold	55,232	$817,171	587,184	$8,835,870
Shares issued to shareholders in reinvestment of distributions	231,137	3,318,723	92,339	1,366,725
Shares repurchased	(433,039)	(6,693,436)	(139,841)	(2,042,000)

Net increase (decrease)	(146,670)	$(2,557,542)	539,682	$8,160,595

Class VI:
Shares sold	34,995	$546,154	865,927	$12,573,776
Shares issued to shareholders in reinvestment of distributions	564,333	8,206,599	904,080	13,372,652
Shares repurchased	(10,270,060)	(156,559,104)	(6,086,616)	(86,145,375)

Net increase (decrease)	(9,670,732)	$(147,806,351)	(4,316,609)	$(60,198,947)

Class I:(a)
Shares issued to shareholders in reinvestment of distributions	—	$—	—	$5
Shares repurchased	—	—	(27)	(390)

Net increase (decrease)	—	$—	(27)	$(385)

Emerging Markets Fund
Class II:
Shares sold	285	$7,053	6,109	$140,609
Shares issued to shareholders in reinvestment of distributions	44,952	1,125,594	281,533	6,070,178
Shares repurchased	(447,816)	(11,239,853)	(1,783,476)	(40,087,723)

Net increase (decrease)	(402,579)	$(10,107,206)	(1,495,834)	$(33,876,936)

Class III:
Shares issued to shareholders in reinvestment of distributions	24	$610	144	$3,096
Shares repurchased	—	—	(1,778)	(40,709)

Net increase (decrease)	24	$610	(1,634)	$(37,613)

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class VI:
Shares sold	19,147	$467,481	959,991	$21,254,880
Shares issued to shareholders in reinvestment of distributions	122,980	3,048,672	1,499,285	31,703,898
Shares repurchased	(2,725,487)	(65,668,106)	(19,426,983)	(417,542,724)

Net increase (decrease)	(2,583,360)	$(62,151,953)	(16,967,707)	$(364,583,946)

Class R6:
Shares sold	62,258	$1,542,973	61,033	$1,375,055
Shares issued to shareholders in reinvestment of distributions	7,903	197,880	38,926	839,644
Shares repurchased	(49,762)	(1,226,160)	(87,370)	(1,973,920)

Net increase (decrease)	20,399	$514,693	12,589	$240,779

Class I:
Shares sold	82,962	$2,009,251	538,017	$11,907,329
Shares issued to shareholders in reinvestment of distributions	34,149	853,376	211,434	4,545,344
Shares repurchased	(313,901)	(7,760,449)	(1,962,574)	(44,447,160)

Net increase (decrease)	(196,790)	$(4,897,822)	(1,213,123)	$(27,994,487)

International Equity Fund
Class II:(b)
Shares issued to shareholders in reinvestment of distributions	—	$—	218	$4,872
Shares repurchased	—	—	(216,797)	(4,852,623)

Net increase (decrease)	—	$—	(216,579)	$(4,847,751)

Class III:
Shares sold	558,657	$13,751,765	866,111	$19,500,748
Shares issued to shareholders in reinvestment of distributions	194,602	4,796,935	1,165,380	25,954,707
Shares repurchased	(970,914)	(24,022,209)	(3,529,602)	(78,958,215)

Net increase (decrease)	(217,655)	$(5,473,509)	(1,498,111)	$(33,502,760)

Class IV:
Shares sold	1,726,070	$43,063,092	1,571,111	$35,047,057
Shares issued to shareholders in reinvestment of distributions	320,469	7,886,735	1,952,153	43,445,461
Shares repurchased	(1,825,504)	(45,040,653)	(21,523,916)	(482,062,349)

Net increase (decrease)	221,035	$5,909,174	(18,000,652)	$(403,569,831)

Class I:
Shares sold	33,479	$815,258	85,383	$1,931,989
Shares issued to shareholders in reinvestment of distributions	2,749	67,976	13,526	301,943
Shares repurchased	(15,691)	(385,566)	(25,273)	(571,778)

Net increase (decrease)	20,537	$497,668	73,636	$1,662,154

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
International Opportunistic Value Fund
Class III:
Shares sold	—	$—	21,447,944	$293,160,311
Shares issued to shareholders in reinvestment of distributions	23,891	357,882	82,398	1,138,934
Shares repurchased	(1,950,631)	(29,589,981)	(20,026,586)	(278,733,949)

Net increase (decrease)	(1,926,740)	$(29,232,099)	1,503,756	$15,565,296

Class IV:(c)
Shares sold	2,602,320	$39,446,014	22,336,222	$311,414,817
Shares issued to shareholders in reinvestment of distributions	300,327	4,483,879	542,391	7,501,263
Shares repurchased	(1,353,823)	(20,562,331)	(1,293,252)	(17,550,794)

Net increase (decrease)	1,548,824	$23,367,562	21,585,361	$301,365,286

Class R6:(d)
Shares sold	1,801,572	$27,257,784	—	$—
Shares issued to shareholders in reinvestment of distributions	22,850	341,607	—	—
Shares repurchased	(170,623)	(2,562,822)	—	—

Net increase (decrease)	1,653,799	$25,036,569	—	$—

Class I:(e)
Shares sold	—	$—	3,645	$50,735
Shares issued to shareholders in reinvestment of distributions	47	700	103	1,431

Net increase (decrease)	47	$700	3,748	$52,166

Japan Value Creation Fund
Class III:
Shares sold	—	$—	34,390	$620,960
Shares issued to shareholders in reinvestment of distributions	15,605	309,139	67,263	1,239,649
Shares repurchased	(78,827)	(1,656,764)	(95,894)	(1,790,000)

Net increase (decrease)	(63,222)	$(1,347,625)	5,759	$70,609

Class VI:
Shares sold	2,292,995	$46,207,336	282,438	$5,127,909
Shares issued to shareholders in reinvestment of distributions	68,115	1,349,352	192,450	3,547,260
Shares repurchased	(423,389)	(8,490,432)	(1,091,718)	(19,474,661)

Net increase (decrease)	1,937,721	$39,066,256	(616,830)	$(10,799,492)

Class I:
Shares sold	1,089,868	$21,759,595	242,633	$4,488,208
Shares issued to shareholders in reinvestment of distributions	9,869	195,002	10,457	192,447
Shares repurchased	(140,445)	(2,764,006)	(19,016)	(355,304)

Net increase (decrease)	959,292	$19,190,591	234,074	$4,325,351

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Quality Cyclicals Fund
Class VI:
Shares sold	3,879	$92,527	219,272	$4,653,769
Shares issued to shareholders in reinvestment of distributions	6,960	165,021	307,469	6,689,237
Shares repurchased	(266,732)	(6,313,225)	(180,207)	(3,839,780)

Net increase (decrease)	(255,893)	$(6,055,677)	346,534	$7,503,226

Class I:
Shares sold	2,779	$67,000	11,778	$248,000
Shares issued to shareholders in reinvestment of distributions	21	501	722	15,534
Shares repurchased	(3,154)	(74,172)	(1,312)	(29,564)

Net increase (decrease)	(354)	$(6,671)	11,188	$233,970

Quality Fund
Class III:
Shares sold	3,896,642	$126,655,835	14,719,815	$423,470,102
Shares issued to shareholders in reinvestment of distributions	156,987	5,248,060	3,780,780	106,276,461
Shares repurchased	(10,601,763)	(343,646,561)	(36,346,641)	(989,890,968)

Net increase (decrease)	(6,548,134)	$(211,742,666)	(17,846,046)	$(460,144,405)

Class IV:
Shares sold	3,901,913	$126,500,000	21,299,235	$611,270,284
Shares issued to shareholders in reinvestment of distributions	68,624	2,301,644	1,049,139	29,589,721
Shares repurchased	(555,469)	(18,000,000)	(6,845,785)	(205,269,866)

Net increase (decrease)	3,415,068	$110,801,644	15,502,589	$435,590,139

Class VI:
Shares sold	1,981,946	$64,281,351	5,298,130	$150,320,151
Shares issued to shareholders in reinvestment of distributions	206,531	6,904,321	3,906,723	109,799,017
Shares repurchased	(3,186,894)	(102,962,641)	(10,085,147)	(278,817,484)

Net increase (decrease)	(998,417)	$(31,776,969)	(880,294)	$(18,698,316)

Class R6:
Shares sold	4,294,939	$138,115,822	8,185,141	$230,079,093
Shares issued to shareholders in reinvestment of distributions	67,833	2,263,579	1,294,825	36,344,537
Shares repurchased	(2,423,289)	(78,080,245)	(5,015,912)	(139,452,617)

Net increase (decrease)	1,939,483	$62,299,156	4,464,054	$126,971,013

Class I:
Shares sold	13,016,675	$417,211,193	27,500,309	$758,644,673
Shares issued to shareholders in reinvestment of distributions	77,047	2,566,431	1,302,713	36,521,713
Shares repurchased	(3,498,697)	(113,089,541)	(8,433,638)	(231,171,385)

Net increase (decrease)	9,595,025	$306,688,083	20,369,384	$563,995,001

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount
Resource Transition Fund
Class VI:
Shares sold	—	$—	7,887		$129,068
Shares issued to shareholders in reinvestment of distributions	76,932	1,042,425	639,273		9,795,717
Shares repurchased	—	—	(16,077,999	)(f)	(240,459,608	)(f)

Net increase (decrease)	76,932	$1,042,425	(15,430,839)		$(230,534,823)

Resources Fund
Class III:
Shares sold	167,330	$3,766,474	4,818,676		$103,940,279
Shares issued to shareholders in reinvestment of distributions	28,404	602,451	529,601		12,403,894
Shares repurchased	(583,286)	(12,746,274)	(7,362,738)		(170,556,917)

Net increase (decrease)	(387,552)	$(8,377,349)	(2,014,461)		$(54,212,744)

Class IV:
Shares sold	124,159	$2,700,000	10,664,153		$239,255,430
Shares issued to shareholders in reinvestment of distributions	69,572	1,470,048	1,021,544		23,754,680
Shares repurchased	(22,391)	(500,000)	(5,880,084)		(126,246,163)

Net increase (decrease)	171,340	$3,670,048	5,805,613		$136,763,947

Class VI:
Shares sold	55,263	$1,213,191	2,814,026		$65,108,363
Shares issued to shareholders in reinvestment of distributions	17,139	362,155	208,671		4,817,342
Shares repurchased	(204,910)	(4,583,927)	(358,194)		(8,423,463)

Net increase (decrease)	(132,508)	$(3,008,581)	2,664,503		$61,502,242

Class R6:
Shares sold	5,441,309	$118,423,907	14,939,917		$342,705,980
Shares issued to shareholders in reinvestment of distributions	89,000	1,885,020	881,802		20,453,490
Shares repurchased	(3,444,576)	(73,922,560)	(4,337,752)		(98,227,757)

Net increase (decrease)	2,085,733	$46,386,367	11,483,967		$264,931,713

Class I:
Shares sold	6,500,020	$140,454,549	18,920,331		$438,082,704
Shares issued to shareholders in reinvestment of distributions	73,910	1,566,887	1,027,433		23,916,236
Shares repurchased	(3,877,845)	(83,472,467)	(12,401,247)		(282,421,438)

Net increase (decrease)	2,696,085	$58,548,969	7,546,517		$179,577,502

Small Cap Quality Fund
Class III:
Shares sold	1,438,007	$36,922,000	213,038		$5,000,000
Shares issued to shareholders in reinvestment of distributions	5,965	145,594	82,508		1,859,199
Shares repurchased	(144,062)	(3,432,376)	(191,037)		(4,620,912)

Net increase (decrease)	1,299,910	$33,635,218	104,509		$2,238,287

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Small Cap Quality Fund (continued)
Class VI:
Shares sold	8,818	$222,674	381,583	$8,793,934
Shares issued to shareholders in reinvestment of distributions	21,050	514,248	302,218	6,819,766
Shares repurchased	(277,694)	(6,846,998)	(379,326)	(8,937,819)

Net increase (decrease)	(247,826)	$(6,110,076)	304,475	$6,675,881

Class I:
Shares sold	6,203,891	$150,917,227	5,032,828	$117,117,246
Shares issued to shareholders in reinvestment of distributions	74,861	1,825,860	126	2,833
Shares repurchased	(245,587)	(6,043,295)	(15,863)	(378,397)

Net increase (decrease)	6,033,165	$146,699,792	5,017,091	$116,741,682

U.S. Equity Fund
Class III:
Shares sold	1,545	$22,063	14,017	$179,674
Shares issued to shareholders in reinvestment of distributions	318,403	4,486,298	505,116	6,356,609
Shares repurchased	(230,321)	(3,332,516)	(131,805)	(1,712,181)

Net increase (decrease)	89,627	$1,175,845	387,328	$4,824,102

Class VI:
Shares sold	41,696	$580,237	320,778	$3,950,000
Shares issued to shareholders in reinvestment of distributions	367,376	5,091,834	2,041,169	25,307,596
Shares repurchased	(754,320)	(10,648,819)	(12,628,750)	(154,101,660)

Net increase (decrease)	(345,248)	$(4,976,748)	(10,266,803)	$(124,844,064)

U.S. Opportunistic Value Fund
Class III:
Shares sold	—	$—	1,673,155	$36,826,141
Shares issued to shareholders in reinvestment of distributions	35,362	801,647	25	510
Shares repurchased	(203,892)	(4,747,649)	—	—

Net increase (decrease)	(168,530)	$(3,946,002)	1,673,180	$36,826,651

Class IV:
Shares sold	—	$—	9,454,666	$198,409,410
Shares issued to shareholders in reinvestment of distributions	289,653	6,554,837	371,645	7,535,647
Shares repurchased	(948,778)	(22,000,000)	—	—

Net increase (decrease)	(659,125)	$(15,445,163)	9,826,311	$205,945,057

Class VI:
Shares sold	365,308	$8,220,135	3,934,118	$83,781,517
Shares issued to shareholders in reinvestment of distributions	142,092	3,216,965	582,256	11,806,155
Shares repurchased	(823,195)	(18,876,058)	(8,681,868)	(188,840,046)

Net increase (decrease)	(315,795)	$(7,438,958)	(4,165,494)	$(93,252,374)

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount

U.S. Opportunistic Value Fund (continued)
Class R6:(g)
Shares sold	4,177	$95,992	84,308	$1,686,425
Shares issued to shareholders in reinvestment of distributions	1,836	41,495	2,884	58,420
Shares repurchased	(3,038)	(69,691)	(8,520)	(180,744)

Net increase (decrease)	2,975	$67,796	78,672	$1,564,101

Class I:
Shares sold	115,893	$2,657,893	3,517,514	$72,826,870
Shares issued to shareholders in reinvestment of distributions	75,250	1,700,645	122,353	2,478,799
Shares repurchased	(199,320)	(4,566,776)	(276,183)	(5,668,780)

Net increase (decrease)	(8,177)	$(208,238)	3,363,684	$69,636,889

U.S. Small Cap Value Fund
Class VI:
Shares sold	266,278	$5,030,000	223,401	$3,820,818
Shares issued to shareholders in reinvestment of distributions	—	—	35,623	630,097
Shares repurchased	(177,349)	(3,505,000)	(145,079)	(2,656,815)

Net increase (decrease)	88,929	$1,525,000	113,945	$1,794,100

(a)	Class I liquidated on August 28, 2023.

(b)	Class II liquidated on August 28, 2023.

(c)	The period under the heading “Year Ended February 29, 2024” represents the period from September 25, 2023 (commencement of operations) through February 29, 2024.

(d)	The period under the heading “Six Months Ended August 31, 2024” represents the period from April 8, 2024 (commencement of operations) through August 31,2024.

(e)	The period under the heading “Year Ended February 29, 2024” represents the period from August 14, 2023 (commencement of operations) through February 29, 2024.

(f)	476,600 shares and $7,253,856 were redeemed in-kind by an affiliate.

(g)	The period under the heading “Year Ended February 29, 2024” represents the period from August 28, 2023 (commencement of operations) through February 29, 2024.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Climate Change Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$22,390,770	$247,025,338	$251,278,630	$298,836	**	$—	$(7,149)	$12,082	$18,142,411

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$4,681,209	$14,267,137	$18,236,600	$42,600	$—	$(366)	$—	$711,380

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$303,354	$—	$—	$—	$—	$—	$9,116	$312,470
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	1,004,664	37,192,500	38,166,999	45,564	—	(844)	—	29,321

Totals	$1,308,018	$37,192,500	$38,166,999	$45,564	$—	$(844)	$9,116	$341,791

International Equity Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$71,846,735	$42,100,000	$49,500,000	$1,812,327	$—	$6,513	$—	$64,453,248

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$7,130,000	$16,950,000	$17,745,000	$163,713	$—	$(1,252)	$5,110	$6,338,858

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$—	$7,120,709	$3,250,000	$21,748	$—	$(1,002)	$—	$3,869,707

Quality Cyclicals Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$501,028	$3,200,000	$3,400,000	$13,229	$—	$(301)	$601	$301,328

Quality Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$278,669,053	$581,100,000	$656,975,000	$7,036,850	$—	$(63,820)	$272,688	$203,002,921

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$2,049,511	$5,443,916	$6,300,000	$44,329	$—	$(1,392)	$805	$1,192,840

Resources Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$56,231,789	$277,600,000	$306,350,000	$1,260,214	$—	$(16,900)	$14,095	$27,478,984

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$7,392,442	$72,564,282	$69,150,000	$269,728	$—	$(8,540)	$—	$10,798,184

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$1,994,361	$4,250,000	$5,688,000	$15,423	$—	$(802)	$—	$555,559

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$9,902,208	$10,437,030	$17,620,000	$138,371	$—	$(1,503)	$3,831	$2,721,566

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$573,827	$650,000	$700,000	$19,267	$—	$—	$401	$524,228

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through August 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $113,315 in Climate Change Fund during the period.

11.	Subsequent events

On September 3, 2024, GMO International Equity Fund and GMO International Opportunistic Value Fund, along with a number of other funds managed by GMO, and Bausch Health Companies Inc. (formerly, Valeant Pharmaceuticals International Inc.) (“Bausch”), agreed in principle to settle a lawsuit invoked by the Funds related to securities fraud claims against Bausch and subsequently entered into a settlement agreement, the terms of which remain confidential and the proceeds from which remain subject to material contingencies. The settlement proceeds will not be reflected in the Funds’ net asset values until such material contingencies are resolved. Costs in respect of this matter are being borne by these Funds along with the other affected funds managed by GMO.

143

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2024 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other

144

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets ex-China Fund

Approval of renewal of management agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

145

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by another pooled investment vehicle and certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

146

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by another pooled investment vehicle and certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its

147

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Opportunistic Value Fund

Approval of renewal of management agreement for GMO International Opportunistic Value Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

148

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO-Usonian Japan Value Creation Fund

Approval of renewal of management agreement for GMO-Usonian Japan Value Creation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

149

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Cyclicals Fund

Approval of renewal of management agreement for GMO Quality Cyclicals Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting

150

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

151

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that exchange-traded fund, to that third-party managed fund, and to those other vehicles and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund, providing sub-investment advisory services to that third-party managed fund, and managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

152

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resource Transition Fund

Approval of renewal of management agreement for GMO Resource Transition Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other

153

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

154

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Small Cap Quality Fund

Approval of renewal of management agreement for GMO Small Cap Quality Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

155

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

156

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Opportunistic Value Fund

Approval of renewal of management agreement for GMO U.S. Opportunistic Value Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting

157

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

158

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

159

SR-083124-EQ

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2024

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 15.9%

		U.S. Government — 15.9%
	6,910,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (a)	6,901,421

		TOTAL DEBT OBLIGATIONS (COST $6,909,916)	6,901,421

		SHORT-TERM INVESTMENTS — 86.5%

		Sovereign and Sovereign Agency Issuers — 4.2%
JPY	270,000,000	Japan Treasury Discount Bills, Zero Coupon, due 09/17/24	1,846,904

		Repurchase Agreements — 78.1%
	34,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $34,020,022 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $34,391,053.	34,000,000

Shares	Description	Value ($)

	Money Market Funds — 4.2%
1,832,377	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (b)	1,832,377

	TOTAL SHORT-TERM INVESTMENTS (COST $37,551,362)	37,679,281

	TOTAL INVESTMENTS — 102.4% (Cost $44,461,278)	44,580,702

	Other Assets and Liabilities (net) — (2.4)%	(1,040,589)

	TOTAL NET ASSETS — 100.0%	$43,540,113

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

09/17/2024	CITI	JPY 270,000,000	USD 1,741,187	$(109,221)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
122	U.S. Long Bond (CBT)	December 2024	15,021,250	(209,365)
114	U.S. Treasury Note 10 Yr. (CBT)	December 2024	12,946,125	(57,074)
81	U.S. Treasury Note 2 Yr. (CBT)	December 2024	16,811,297	(10,248)
263	U.S. Treasury Note 5 Yr. (CBT)	December 2024	28,771,789	(117,045)
269	U.S. Treasury Ultra 10 Yr. (CBT)	December 2024	31,590,687	(245,650)
73	U.S. Ultra Bond (CBT)	December 2024	9,631,438	(187,975)

			$114,772,586	$(827,357)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

1	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S41	USD 13,300,000	1.00%	1.62%	N/A	06/20/2029	Quarterly	$401,197	$350,056	$(51,141)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.3%

		Albania — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
	36,649,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	34,838,570
EUR	5,400,000	Albania Government International Bonds, Reg S, 3.50%, due 11/23/31 (c)	5,568,106

		Total Albania	40,406,676

		Angola — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	13,200,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	11,352,000

		Argentina — 3.7%
		Sovereign and Sovereign Agency Issuers — 3.7%
	19,790,713	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	11,887,644
	22,976,153	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	13,091,812
JPY	285,280,317	Argentina Republic Government International Bonds, Variable Rate, 4.33%, due 12/31/33 (d)	346,380
EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	3,491,958
EUR	22,930,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38 (c)	11,208,047
	34,498,994	Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38 (c)	16,426,194
JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (d)	235,845
EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	2,537,141
	11,801,240	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	4,906,366
	38,547,000	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	17,986,030

		Total Argentina	82,117,417

		Armenia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	2,400,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	2,017,500

		Bahamas — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	6,040,000	Bahamas Government International Bonds, Reg S, 6.00%, due 11/21/28	5,581,021
	4,000,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	4,055,880

Par Value†		Description	Value ($)

		Bahamas — continued
		Sovereign and Sovereign Agency Issuers — continued
	13,840,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	13,836,263

		Total Bahamas	23,473,164

		Bahrain — 2.5%
		Sovereign and Sovereign Agency Issuers — 2.5%
	14,550,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	12,481,172
	43,190,000	Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47	43,203,497
	450,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	389,109

		Total Bahrain	56,073,778

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	15,020,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29	14,361,673

		Belarus — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (a) (e)	2,251,200
	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (d) (e)	6,900,000

		Total Belarus	9,151,200

		Benin — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	3,350,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	2,998,910

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (c)	4,161,000

		Brazil — 1.8%
		Corporate Debt — 1.1%
	16,928,743	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	16,418,849
	7,300,000	Yinson Boronia Production BV, 144A, 8.95%, due 07/31/42	7,657,700

			24,076,549

		Sovereign and Sovereign Agency Issuers — 0.7%
	10,500,000	Brazil Government International Bonds, 4.75%, due 01/14/50	7,980,735

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Brazil — continued
		Sovereign and Sovereign Agency Issuers — continued
BRL	46,254,999	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (f)	8,126,176

			16,106,911

		Total Brazil	40,183,460

		Bulgaria — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,500,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,488,013

		Cameroon — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
EUR	9,200,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	8,158,015

		Chile — 2.5%
		Corporate Debt — 1.4%
	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	14,754,675
	9,061,825	ILAP Holdings Ltd., 144A, 5.00%, due 06/15/33 (d)	2,718,547
	13,591,746	Inversiones Latin America Power SpA, 144A, 11.00%, due 06/15/33	13,328,610
	974,428	Inversiones Latin America Power SpA, 144A, 12.00%, due 06/15/33 (d)	969,556

			31,771,388

		Sovereign and Sovereign Agency Issuers — 1.1%
	2,600,000	Banco del Estado de Chile, 144A, Variable Rate, 7.95%, due 05/02/29	2,736,500
	3,860,000	Chile Electricity Lux MPC SARL, 144A, 6.01%, due 01/20/33	3,987,457
	4,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,221,400
	1,142,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	1,024,945
	16,250,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	12,796,875

			23,767,177

		Total Chile	55,538,565

		China — 0.0%
		Corporate Debt — 0.0%
	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (e)	127,500
	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (e)	162,500
	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (e)	85,000
	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (e)	68,750
	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (e)	23,750

Par Value†		Description	Value ($)

		China — continued
		Corporate Debt — continued
	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (e)	41,250
	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (e)	46,250

		Total China	555,000

		Colombia — 4.5%
		Corporate Debt — 0.8%
	11,740,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	9,604,024
	2,600,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	2,223,000
COP	26,189,607,420	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,105,126

			16,932,150

		Sovereign and Sovereign Agency Issuers — 3.7%
	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,021,341
	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,204,045
	69,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	55,436,400
	2,100,000	Colombia Government International Bonds, 5.00%, due 06/15/45	1,522,500
	6,200,000	Colombia Government International Bonds, 5.20%, due 05/15/49	4,550,800
	11,720,000	Ecopetrol SA, 5.88%, due 11/02/51	8,420,820
COP	37,736,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,141,084

			82,296,990

		Total Colombia	99,229,140

		Congo Republic (Brazzaville) — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	29,927,983	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (d)	25,204,449

		Costa Rica — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	4,400,000	Costa Rica Government International Bonds, 144A, 6.55%, due 04/03/34	4,624,400
	17,031,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	18,146,531
	4,894,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,415,660

		Total Costa Rica	27,186,591

		Cote D’Ivoire — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
EUR	1,400,000	Ivory Coast Government International Bonds, Reg S, 6.88%, due 10/17/40	1,329,934

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Cote D’Ivoire — continued
		Sovereign and Sovereign Agency Issuers — continued
EUR	19,500,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	17,277,919

		Total Cote D’Ivoire	18,607,853

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,759,611

		Dominican Republic — 2.7%
		Sovereign and Sovereign Agency Issuers — 2.7%
DOP	249,700,000	Dominican Republic International Bonds, 144A, 10.75%, due 06/01/36	4,379,579
	400,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	362,200
	500,000	Dominican Republic International Bonds, Reg S, 6.85%, due 01/27/45	524,610
	58,654,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	53,844,372

		Total Dominican Republic	59,110,761

		Ecuador — 2.7%
		Sovereign and Sovereign Agency Issuers — 2.7%
	1,200,000	Ecuador Government International Bonds, 5.00%, due 02/28/25 (d)	1,140,000
	5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	3,003,642
	27,276,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30 (c)	19,243,394
	39,187,125	Ecuador Government International Bonds, Reg S, Step Up, 5.50%, due 07/31/35	21,489,240
	24,803,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40 (c)	12,494,889
	2,351,515	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,593,928

		Total Ecuador	58,965,093

		Egypt — 2.9%
		Sovereign and Sovereign Agency Issuers — 2.9%
	10,800,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	8,353,125
	21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	17,044,766
	32,800,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	26,065,750
	17,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	13,034,335

		Total Egypt	64,497,976

		El Salvador — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	2,340,000	El Salvador Government International Bonds, Reg S, 7.63%, due 09/21/34	1,770,210

Par Value†	Description	Value ($)

	El Salvador — continued
	Sovereign and Sovereign Agency Issuers — continued
24,000,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	16,608,000

	Total El Salvador	18,378,210

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (e)	2,077,184

	Gabon — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
7,400,000	Gabon Blue Bond Master Trust, 144A, 6.10%, due 08/01/38	7,385,735
3,700,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	2,827,031
7,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	5,795,000

	Total Gabon	16,007,766

	Ghana — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
8,200,000	Ghana Government International Bonds, Reg S, 8.88%, due 05/07/42 (e)	4,292,208
11,700,000	Ghana Government International Bonds, Reg S, 8.63%, due 06/16/49 (e)	6,062,063
25,900,000	Ghana Government International Bonds, Reg S, 8.95%, due 03/26/51 (e)	13,654,221
33,200,000	Ghana Government International Bonds, Reg S, 8.75%, due 03/11/61 (e)	17,502,708
6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (e)	3,139,593

	Total Ghana	44,650,793

	Grenada — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
3,396,750	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,036,695

	Guatemala — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
3,515,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,930,825
3,000,000	Guatemala Government Bonds, 144A, 6.55%, due 02/06/37	3,089,850
4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,787,824
13,300,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	12,633,271

	Total Guatemala	23,441,770

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Honduras — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (c)	2,166,106

	Hungary — 2.1%
	Sovereign and Sovereign Agency Issuers — 2.1%
16,400,000	Hungary Government International Bonds, 144A, 5.50%, due 06/16/34	16,599,875
15,450,000	Hungary Government International Bonds, 144A, 5.50%, due 03/26/36	15,556,219
22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	14,812,000

	Total Hungary	46,968,094

	India — 0.8%
	Corporate Debt — 0.8%
4,400,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 144A, 6.70%, due 03/12/42	4,257,000
6,100,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42	5,901,750
8,711,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	7,367,453

	Total India	17,526,203

	Indonesia — 1.9%
	Sovereign and Sovereign Agency Issuers — 1.9%
9,200,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	8,994,840
2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,830,352
3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,542,137
1,965,340	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,024,634
20,200,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	19,114,250
4,900,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	4,940,768

	Total Indonesia	41,446,981

	Israel — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
14,283,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	16,229,059
9,500,000	Israel Government International Bonds, 4.50%, due 04/03/2120	6,979,531

	Total Israel	23,208,590

	Jamaica — 0.6%
	Corporate Debt — 0.3%
5,814,100	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36 (c)	5,275,889

Par Value†		Description	Value ($)

		Jamaica — continued
		Sovereign and Sovereign Agency Issuers — 0.3%
	2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,226,050
	4,200,000	National Road Operating & Constructing Co. Ltd., Reg S, 9.38%, due 11/10/24	4,235,490

			7,461,540

		Total Jamaica	12,737,429

		Jordan — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	30,795,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	27,946,463

		Kazakhstan — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	18,980,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	18,638,170

		Kenya — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	25,694,000	Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	20,322,348

		Latvia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,850,000	Latvia Government International Bonds, 144A, 5.13%, due 07/30/34	6,998,097

		Lebanon — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (e)	387,500
	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (e)	315,438
	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (e)	3,437,812
	19,100,000	Lebanon Government International Bonds, 8.20%, due 05/17/33 (e)	1,193,750
	51,714,000	Lebanon Government International Bonds, 8.25%, due 05/17/34 (e)	3,232,125

		Total Lebanon	8,566,625

		Mexico — 6.5%
		Sovereign and Sovereign Agency Issuers — 6.5%
	5,000,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,162,500
GBP	55,806,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	54,504,297
	4,700,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/30/24	2,961,000
	112,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	83,645,940

		Total Mexico	145,273,737

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Mongolia — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
8,800,000	Development Bank of Mongolia LLC, 11.00%, due 03/07/26	9,108,000

	Montenegro — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
1,800,000	Montenegro Government International Bonds, 144A, 7.25%, due 03/12/31	1,859,063

	Morocco — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
8,300,000	Morocco Government International Bonds, 144A, 6.50%, due 09/08/33	8,860,997

	Mozambique — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	6,959,619

	Nigeria — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
20,750,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	16,366,563

	Oman — 1.9%
	Sovereign and Sovereign Agency Issuers — 1.9%
38,300,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	41,543,531

	Pakistan — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
11,300,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	8,277,250
4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,257,093

	Total Pakistan	11,534,343

	Panama — 2.8%
	Sovereign and Sovereign Agency Issuers — 2.8%
1,061,644	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	946,158
8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,495,563
24,100,000	Panama Government International Bonds, 6.40%, due 02/14/35	24,043,365
5,100,000	Panama Government International Bonds, 8.00%, due 03/01/38	5,610,000
23,800,000	Panama Government International Bonds, 4.50%, due 04/01/56	16,545,284
8,200,000	Panama Government International Bonds, 4.50%, due 01/19/63	5,551,400

	Total Panama	62,191,770

Par Value†		Description	Value ($)

		Peru — 2.0%
		Sovereign and Sovereign Agency Issuers — 2.0%
	6,200,000	Peru Government International Bonds, 5.88%, due 08/08/54	6,478,380
	13,500,000	Peru Government International Bonds, 3.60%, due 01/15/72	9,094,545
	46,645,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	29,153,125

		Total Peru	44,726,050

		Philippines — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (d)	4,742,500
	10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,736,560
	3,212,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	3,711,145

		Total Philippines	16,190,205

		Poland — 2.9%
		Sovereign and Sovereign Agency Issuers — 2.9%
	2,700,000	Bank Gospodarstwa Krajowego, 144A, 5.38%, due 05/22/33	2,763,936
	4,500,000	Bank Gospodarstwa Krajowego, 144A, 5.75%, due 07/09/34	4,716,585
	9,500,000	Republic of Poland Government International Bonds, 5.75%, due 11/16/32	10,196,825
	32,600,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	33,437,494
	12,400,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	12,689,168

		Total Poland	63,804,008

		Republic of North Macedonia — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
EUR	11,900,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	11,707,290

		Romania — 2.9%
		Sovereign and Sovereign Agency Issuers — 2.9%
EUR	8,900,000	Romania Government International Bonds, 144A, 6.38%, due 09/18/33	10,369,314
	13,200,000	Romania Government International Bonds, 144A, 6.38%, due 01/30/34	13,571,250
EUR	4,800,000	Romania Government International Bonds, Reg S, 3.88%, due 10/29/35	4,546,536
EUR	21,300,000	Romania Government International Bonds, 144A, 5.63%, due 02/22/36	23,110,847
EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,300,149
EUR	4,500,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	3,356,110
	5,700,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	6,390,413

		Total Romania	64,644,619

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Russia — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (e) (g)	3,435
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (e) (g)	2,600
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (e) (g)	3,400
	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (d) (e)	2,536,000
	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (d) (e)	7,925,000

		Total Russia	10,470,435

		Rwanda — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,300,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	3,454,781

		Saudi Arabia — 2.7%
		Corporate Debt — 0.9%
	21,108,411	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	20,804,977

		Sovereign and Sovereign Agency Issuers — 1.8%
	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,973,844
	11,200,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	10,388,000
	29,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	20,535,000

			38,896,844

		Total Saudi Arabia	59,701,821

		Senegal — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
EUR	4,600,000	Senegal Government International Bonds, Reg S, 5.38%, due 06/08/37	3,767,548
	5,800,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	4,313,750

		Total Senegal	8,081,298

		Serbia — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	6,300,000	Serbia International Bonds, 144A, 6.00%, due 06/12/34	6,381,113
EUR	8,500,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	6,847,261

		Total Serbia	13,228,374

		South Africa — 2.6%
		Sovereign and Sovereign Agency Issuers — 2.6%
	16,900,000	Eskom Holdings SOC Ltd., Reg S, 8.45%, due 08/10/28	17,524,117
ZAR	150,350,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	2,102,349

Par Value†		Description	Value ($)

		South Africa — continued
		Sovereign and Sovereign Agency Issuers — continued
	35,800,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	28,819,000
	8,300,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,536,052
ZAR	20,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,197,923

		Total South Africa	58,179,441

		Sri Lanka — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	4,880,000	Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26 (c) (e)	2,562,000
	5,044,000	Sri Lanka Government International Bonds, Reg S, 6.20%, due 05/11/27 (e)	2,616,575
	18,600,000	Sri Lanka Government International Bonds, Reg S, 6.75%, due 04/18/28 (e)	9,858,000
	7,700,000	Sri Lanka Government International Bonds, Reg S, 7.85%, due 03/14/29 (e)	4,061,750
	23,800,000	Sri Lanka Government International Bonds, Reg S, 7.55%, due 03/28/30 (e)	12,554,500

		Total Sri Lanka	31,652,825

		Suriname — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	14,569,312	Suriname Government International Bonds, 144A, 7.95%, due 07/15/33	14,037,532
	8,195,000	Suriname Government International Bonds, 144A, Variable Rate, 9.00%, due 12/31/50	7,148,990

		Total Suriname	21,186,522

		Tajikistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	5,774,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	5,584,541

		Trinidad And Tobago — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	17,400,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	18,112,356
	8,600,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,527,330

		Total Trinidad And Tobago	26,639,686

		Tunisia — 1.6%
		Sovereign and Sovereign Agency Issuers — 1.6%
JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (d)	25,172,420
JPY	1,780,000,000	Tunisian Republic, 4.20%, due 03/17/31 (d)	8,218,756
JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	2,927,440

		Total Tunisia	36,318,616

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Turkey — 2.5%
	Sovereign and Sovereign Agency Issuers — 2.5%
20,800,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	15,262,000
51,313,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	40,537,270

	Total Turkey	55,799,270

	Ukraine — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (e)	2,750,000
1,030,057	Ukraine Government International Bonds, Step Up, 144A, 3.00%, due 02/01/30	435,199
8,122,002	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/34	3,553,376
3,849,165	Ukraine Government International Bonds, Step Up, 144A, 7.75%, due 02/01/34	1,183,618
25,400,000	Ukraine Government International Bonds, 144A, 7.38%, due 09/25/34	7,696,200
5,988,343	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/35	2,574,987
3,252,817	Ukraine Government International Bonds, Step Up, 144A, 7.75%, due 02/01/35	1,301,127
20,200,000	Ukraine Government International Bonds, 144A, 7.25%, due 03/15/35	6,120,600
4,746,564	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/36	2,017,290
2,710,680	Ukraine Government International Bonds, Step Up, 144A, 7.75%, due 02/01/36	1,073,429
180,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (e)	133,200

	Total Ukraine	28,839,026

	United Arab Emirates — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
5,600,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	4,116,000
5,100,000	Abu Dhabi Government International Bonds, 144A, 5.50%, due 04/30/54	5,472,938
10,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	7,016,875
16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	11,854,125

	Total United Arab Emirates	28,459,938

	United States — 0.7%
	Asset-Backed Securities — 0.2%
505,320	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.69%, due 12/15/35	497,513
91,968	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.69%, due 12/15/35	91,824

Par Value†		Description	Value ($)

		United States — continued
		Asset-Backed Securities — continued
	385,890	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.65%, due 05/15/36	366,780
	5,806,424	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 5.54%, due 11/25/36	1,876,014
	5,858,734	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 5.61%, due 11/25/36	1,892,884
	2,988,552	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.75%, due 04/25/37	1,121,132

			5,846,147

		U.S. Government — 0.5%
	2,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (h)	1,997,517
	8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,321,398

			10,318,915

		Total United States	16,165,062

		Uruguay — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
UYU	379,600,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	9,436,678
	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,201,831

		Total Uruguay	11,638,509

		Uzbekistan — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,423,250
	7,200,000	Uzbek Industrial & Construction Bank ATB, 144A, 8.95%, due 07/24/29	7,123,536
	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,501,781

		Total Uzbekistan	20,048,567

		Venezuela — 3.1%
		Sovereign and Sovereign Agency Issuers — 3.1%
	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (d) (e)	8,396,695
	159,800,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (e)	15,900,100
	49,667,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	5,041,201

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Venezuela — continued
	Sovereign and Sovereign Agency Issuers — continued
12,300,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (e)	1,420,650
29,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (e)	3,770,412
13,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (e)	1,584,000
21,550,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (e)	3,448,000
136,993,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (e)	19,384,509
64,400,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (e)	10,046,400

	Total Venezuela	68,991,967

	Vietnam — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
7,318,000	Vietnam Government International Bonds, Variable Rate, U.S. (Fed) Prime Rate + 0.81%, 6.50%, due 03/13/28	7,241,893

	Zambia — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
12,083,398	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	10,561,645
11,343,974	Zambia Government International Bonds, Reg S, 0.50%, due 12/31/53	5,622,357

	Total Zambia	16,184,002

	TOTAL DEBT OBLIGATIONS
	(COST $2,629,667,562)	2,076,351,738

	LOAN ASSIGNMENTS — 1.4%

	Chad — 0.2%
5,200,282	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 11.25%, due 12/31/27 (d)	4,199,227

	Kenya — 0.0%
983,333	Kenya Government International Bonds, Variable Rate, 12.58%, due 04/10/25 (a)	968,912

	Serbia — 0.6%
12,400,000	Telekom Srbija AD Beograd, Variable Rate, 9.55%, due 06/13/29 (d)	13,672,691

	Turkey — 0.6%
11,828,571	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (a)	12,813,795

	TOTAL LOAN ASSIGNMENTS
	(COST $32,355,830)	31,654,625

Par Value† / Shares		Description	Value ($)

		LOAN PARTICIPATIONS — 0.3%

		Angola — 0.2%
	4,392,857	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (d)	4,262,829

		Iraq — 0.0%
EUR	392,155	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	365,012

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (d) (e)	3

		Sudan — 0.1%
CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (d) (e)	626,446
CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (d) (e)	272,900

		Total Sudan	899,346

		TOTAL LOAN PARTICIPATIONS
		(COST $25,114,947)	5,527,190

		INVESTMENT FUNDS — 0.6%

		Colombia — 0.6%
	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	12,881,105

		TOTAL INVESTMENT FUNDS
		(COST $9,300,000)	12,881,105

		RIGHTS/WARRANTS — 1.0%

		Argentina — 0.7%
EUR	246,989,676	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	15,510,400
JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	88,418

		Total Argentina	15,598,818

		Ukraine — 0.3%
	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (k)	7,345,740

		TOTAL RIGHTS/WARRANTS
		(COST $42,051,371)	22,944,558

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Money Market Funds — 0.1%
3,022,347	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (l)	3,022,347

	Repurchase Agreements — 1.9%
42,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $42,024,733 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $42,481,769.	42,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(COST $45,022,347)	45,022,347

	TOTAL INVESTMENTS — 98.6%
	(Cost $2,783,512,057)	2,194,381,563
	Other Assets and Liabilities (net) — 1.4%	31,865,785

	TOTAL NET ASSETS — 100.0%	$2,226,247,348

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.6%	$12,881,105
GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,682,909	0.0%	3,435
GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,331,090	0.0%	2,600
GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

				$12,890,540

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

11/22/2024	MSCI	COP	88,310,000,000	USD	21,726,615	835,427
09/03/2024	MSCI	EUR	4,820,000	USD	5,339,789	11,761
09/26/2024	SSB	EUR	144,900,000	USD	161,642,007	1,308,066
09/26/2024	DB	JPY	4,540,100,000	USD	31,203,885	48,268
09/03/2024	DB	USD	219,848	EUR	200,000	1,232
09/03/2024	MSCI	USD	5,090,464	EUR	4,620,000	16,484
10/15/2024	BCLY	USD	16,697,146	TRY	602,600,000	119,897
09/30/2024	DB	USD	2,749,222	ZAR	50,300,000	66,029
09/30/2024	SSB	USD	10,981,385	ZAR	201,900,000	318,797

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

10/02/2024	MSCI	BRL	48,100,000	USD	8,463,244	(43,350)
10/15/2024	SSB	GBP	42,800,000	USD	55,382,823	(845,360)
10/10/2024	MSCI	HKD	677,700,000	USD	86,973,261	(68,834)
09/17/2024	MSCI	USD	5,343,210	EUR	4,820,000	(12,002)
09/30/2024	MSCI	ZAR	270,710,000	USD	14,734,842	(416,581)
09/30/2024	SSB	ZAR	54,600,000	USD	2,975,679	(80,240)

						$1,259,594

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Reverse Repurchase Agreements(m)

Face Value		Description	Value ($)

USD	(1,962,446)	Barclays Bank PLC, 4.55%, dated 01/31/24, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(1,962,446)
USD	(318,940)	Nomura International PLC, 4.75%, dated 04/04/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(318,940)
USD	(7,067,260)	Morgan Stanley & Co. International PLC, 4.85%, dated 05/16/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(7,067,260)
USD	(257,838)	Nomura International PLC, 4.75%, dated 06/03/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(257,838)
USD	(826,797)	Nomura International PLC, 4.75%, dated 06/04/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(826,797)
EUR	(4,173,118)	Morgan Stanley & Co. International PLC, 3.30%, dated 06/24/24, (Collateral: Albania Government International Bonds, Reg S, 3.50%, due 11/23/31), to be repurchased on demand at face value plus accrued interest.	(4,609,950)
EUR	(195,433)	Nomura International PLC, 3.75%, dated 07/01/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(215,887)
USD	(202,850)	Morgan Stanley & Co. International PLC, 4.75%, dated 07/16/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(202,850)
USD	(591,541)	Nomura International PLC, 4.75%, dated 07/26/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(591,541)
EUR	(333,959)	Morgan Stanley & Co. International PLC, 3.30%, dated 07/26/24, (Collateral: Albania Government International Bonds, Reg S, 3.50%, due 11/23/31), to be repurchased on demand at face value plus accrued interest.	(369,044)
USD	(821,559)	Morgan Stanley & Co. International PLC, 4.50%, dated 08/07/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(821,559)
USD	(1,593,982)	Morgan Stanley & Co. International PLC, 4.75%, dated 08/08/24, (Collateral: Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26), to be repurchased on demand at face value plus accrued interest.	(1,593,982)
USD	(731,212)	Morgan Stanley & Co. International PLC, 4.75%, dated 08/09/24, (Collateral: Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26), to be repurchased on demand at face value plus accrued interest.	(731,212)
USD	(1,443,022)	Barclays Bank PLC, 4.55%, dated 08/15/24, (Collateral: TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36), to be repurchased on demand at face value plus accrued interest.	(1,443,022)
EUR	(192,731)	Nomura International PLC, 3.75%, dated 08/16/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(213,007)
USD	(877,621)	Nomura International PLC, 4.75%, dated 08/16/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(877,621)
USD	(63,579)	Nomura International PLC, 4.75%, dated 08/30/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(63,579)

			$(22,166,535)

Average balance outstanding			$(15,085,578)
Average interest rate (net)			(5.49)%
Maximum balance outstanding			$(26,246,958)

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S41	USD	156,600,000	1.00%	1.62%	N/A	06/20/2029	Quarterly	$4,700,010	$4,121,712	$(578,298)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
Petrobras Global Finance BV	CITI	USD	36,900,000	1.00%	0.32%	N/A	12/20/2024	Quarterly	585,824	(76,463)	(662,287)
Republic of Turkey	BCLY	USD	12,700,000	1.00%	0.62%	N/A	12/20/2024	Quarterly	1,582,287	(14,907)	(1,597,194)
Republic of Turkey	CITI	USD	17,900,000	1.00%	0.62%	N/A	12/20/2024	Quarterly	1,213,688	(21,010)	(1,234,698)
Commonwealth of Bahamas	DB	EUR	6,618,453	1.00%	5.87%	N/A	06/20/2025	Quarterly	581,416	(36,551)	(617,967)
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.68%	N/A	06/20/2026	Quarterly	(86,723)	(71,556)	15,167
Republic of Colombia	MORD	USD	45,300,000	1.00%	0.71%	N/A	06/20/2026	Quarterly	(192,991)	(232,483)	(39,492)
Republic of South Africa Government International Bonds	MORD	USD	34,300,000	1.00%	0.68%	N/A	06/20/2026	Quarterly	195,905	(193,232)	(389,137)
Republic of Egypt	CITI	USD	2,300,000	1.00%	5.60%	N/A	12/20/2027	Quarterly	655,500	300,414	(355,086)
Republic of Egypt	JPM	USD	2,500,000	1.00%	5.60%	N/A	12/20/2027	Quarterly	690,000	326,537	(363,463)
Republic of Egypt	JPM	USD	2,500,000	1.00%	5.60%	N/A	12/20/2027	Quarterly	725,000	326,537	(398,463)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.45%	N/A	06/20/2028	Quarterly	401,901	84,424	(317,477)
Republic of Turkey	MORD	USD	1,600,000	1.00%	2.35%	N/A	06/20/2028	Quarterly	350,661	73,817	(276,844)
Israel Government International Bonds	JPM	USD	9,500,000	1.00%	1.33%	N/A	06/20/2029	Quarterly	143,010	135,678	(7,332)
Republic of South Africa Government International Bonds	GS	USD	21,500,000	1.00%	1.82%	N/A	06/20/2029	Quarterly	1,445,607	754,974	(690,633)
United States of Mexico	GS	USD	14,700,000	1.00%	1.13%	N/A	06/20/2029	Quarterly	1,168,386	82,340	(1,086,046)
United States of Mexico	MORD	USD	14,700,000	1.00%	1.56%	N/A	06/20/2029	Quarterly	(28,782)	82,340	111,122
United States of Mexico	GS	USD	14,700,000	1.00%	1.56%	N/A	09/20/2031	Quarterly	1,940,881	491,807	(1,449,074)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	8,813,161	1.00%	5.87%	8,813,161 USD	06/20/2025	Quarterly	(724,990)	37,835	762,825

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Turkiye Government International Bonds	CITI	USD	10,000,000	1.00%	2.73%	10,000,000 USD	06/20/2029	Quarterly	(729,758)	(723,032)	6,726

									$9,916,822	$1,327,469	$(8,589,353)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

BRL-CDI	11.50%	BRL	363,607,134	01/04/2027	At Maturity	(56,246)	(512,825)	(456,579)
USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	2,481,598	2,326,517
BRL-CDI	11.40%	BRL	233,411,508	01/02/2029	At Maturity	(145,905)	(914,656)	(768,751)
5.56%	CL-CLICP-Bloomberg	CLP	25,400,000,000	12/20/2033	Semi-Annually	217,080	(1,380,491)	(1,597,571)
3.20%	EURIBOR	EUR	34,000,000	12/20/2033	Semi-Annually	173,932	(2,038,510)	(2,212,442)
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	(1,058,503)	(972,344)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,109)	(921,280)	(825,171)
USD-SOFR-COMPOUND	4.00%	USD	50,000,000	09/18/2034	Annually	467,294	2,359,284	1,891,990
ZAR-JIBAR-SAFEX	9.15%	ZAR	538,000,000	03/20/2039	Quarterly	245,668	48,468	(197,200)
2.90%	EURIBOR	EUR	25,500,000	12/20/2053	Semi-Annually	255,170	(2,995,421)	(3,250,591)
3.70%	GBP-SONIA-COMPOUND	GBP	25,000,000	03/20/2054	Annually	(741,386)	543,510	1,284,896

						$388,420	$(4,388,826)	$(4,777,246)

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Security is in default.

(f)	Security is backed by the United States International Development Finance Corporation.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(i)	Affiliated company (Note 10).

(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of August 31, 2024.

(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	16

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 55.0%

	Corporate Debt — 20.8%
	Canada — 0.7%
350,000	Enerflex Ltd., 144A, 9.00%, due 10/15/27	362,425
300,000	goeasy Ltd., 144A, 9.25%, due 12/01/28	322,569
350,000	Parkland Corp., 144A, 4.63%, due 05/01/30	327,349

	Total Canada	1,012,343

	United Kingdom — 0.5%
400,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	391,389
300,000	Rolls-Royce PLC, 144A, 3.63%, due 10/14/25	292,990

	Total United Kingdom	684,379

	United States — 19.6%
400,000	ADT Security Corp., 144A, 4.88%, due 07/15/32	380,236
400,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	393,361
300,000	AECOM, 5.13%, due 03/15/27	300,284
400,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	412,168
400,000	APX Group, Inc., 144A, 6.75%, due 02/15/27	400,746
150,000	Arcosa, Inc., 144A, 4.38%, due 04/15/29	142,248
350,000	ASGN, Inc., 144A, 4.63%, due 05/15/28	338,159
450,000	Ashland, Inc., 144A, 3.38%, due 09/01/31	394,106
350,000	Avantor Funding, Inc., 144A, 3.88%, due 11/01/29	327,062
300,000	Ball Corp., 6.00%, due 06/15/29	308,685
350,000	Boise Cascade Co., 144A, 4.88%, due 07/01/30	334,924
350,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	380,361
350,000	Bread Financial Holdings, Inc., 144A, 9.75%, due 03/15/29	377,552
400,000	Brink’s Co., 144A, 6.75%, due 06/15/32	416,086
350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	337,750
350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 144A, 4.25%, due 01/15/34	282,244
350,000	Clearway Energy Operating LLC, 144A, 4.75%, due 03/15/28	340,027
300,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	300,828
250,000	CTR Partnership LP/CareTrust Capital Corp., 144A, 3.88%, due 06/30/28	235,176
350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	368,017
350,000	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 144A, 5.88%, due 08/15/27	338,911
350,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	332,496

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	383,279
300,000	EnLink Midstream LLC, 144A, 5.63%, due 01/15/28	305,525
400,000	Entegris, Inc., 144A, 4.38%, due 04/15/28	384,218
300,000	EQM Midstream Partners LP, 144A, 7.50%, due 06/01/30	327,425
350,000	Esab Corp., 144A, 6.25%, due 04/15/29	359,553
300,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	299,846
350,000	Fluor Corp., 4.25%, due 09/15/28	339,454
300,000	Fortrea Holdings, Inc., 144A, 7.50%, due 07/01/30	305,861
350,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	347,712
250,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	236,034
350,000	GFL Environmental, Inc., 144A, 6.75%, due 01/15/31	365,602
350,000	HAT Holdings I LLC/HAT Holdings II LLC, 144A, 3.38%, due 06/15/26	335,284
350,000	Hess Midstream Operations LP, 144A, 4.25%, due 02/15/30	330,792
400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	376,263
100,000	Hologic, Inc., 144A, 3.25%, due 02/15/29	92,354
350,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	322,432
250,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	234,874
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	386,559
375,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	356,900
350,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 144A, 5.00%, due 08/15/28	332,594
400,000	Kaiser Aluminum Corp., 144A, 4.50%, due 06/01/31	359,466
350,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	337,352
350,000	Lamar Media Corp., 4.00%, due 02/15/30	326,798
350,000	Levi Strauss & Co., 144A, 3.50%, due 03/01/31	315,731
300,000	M/I Homes, Inc., 4.95%, due 02/01/28	294,007
250,000	Macy’s Retail Holdings LLC, 144A, 6.13%, due 03/15/32	239,136
350,000	Moog, Inc., 144A, 4.25%, due 12/15/27	337,115
400,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	378,129
425,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	384,524
300,000	Newmark Group, Inc., 7.50%, due 01/12/29	319,165
350,000	News Corp., 144A, 3.88%, due 05/15/29	329,158
350,000	NextEra Energy Operating Partners LP, 144A, 4.50%, due 09/15/27	338,040
450,000	Nordstrom, Inc., 4.38%, due 04/01/30	413,254
400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	382,002

17	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
350,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	313,143
300,000	NuStar Logistics LP, 6.38%, due 10/01/30	313,420
400,000	OneMain Finance Corp., 3.50%, due 01/15/27	379,189
350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	372,012
400,000	Phinia, Inc., 144A, 6.75%, due 04/15/29	410,467
350,000	RingCentral, Inc., 144A, 8.50%, due 08/15/30	373,988
350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	338,695
400,000	Seagate HDD Cayman, 5.75%, due 12/01/34	400,228
400,000	Sensata Technologies, Inc., 144A, 4.38%, due 02/15/30	377,727
100,000	Sirius XM Radio, Inc., 144A, 4.00%, due 07/15/28	93,665
400,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 144A, 6.63%, due 05/01/32	411,711
400,000	SLM Corp., 3.13%, due 11/02/26	382,290
350,000	Spirit AeroSystems, Inc., 144A, 9.38%, due 11/30/29	379,761
400,000	Stericycle, Inc., 144A, 3.88%, due 01/15/29	388,405
350,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	378,979
300,000	Taylor Morrison Communities, Inc., 144A, 5.75%, due 01/15/28	302,497
350,000	Tempur Sealy International, Inc., 144A, 4.00%, due 04/15/29	324,552
400,000	Tenet Healthcare Corp., 4.63%, due 06/15/28	390,865
350,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	318,565
350,000	TransDigm, Inc., 144A, 6.63%, due 03/01/32	363,989
400,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	377,504
250,000	U.S. Cellular Corp., 6.70%, due 12/15/33	275,306
400,000	Uber Technologies, Inc., 144A, 4.50%, due 08/15/29	392,294
350,000	United Rentals North America, Inc., 3.75%, due 01/15/32	315,890
250,000	Vector Group Ltd., 144A, 5.75%, due 02/01/29	253,437
300,000	Viper Energy, Inc., 144A, 7.38%, due 11/01/31	318,557
300,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	319,206
300,000	Western Digital Corp., 4.75%, due 02/15/26	297,291
350,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	335,001
350,000	XPO, Inc., 144A, 7.13%, due 06/01/31	365,642

Par Value†		Description	Value ($)

		Corporate Debt — continued
		United States — continued
	300,000	Yum! Brands, Inc., 144A, 4.75%, due 01/15/30	294,354

		Total United States	29,176,495

		Total Corporate Debt	30,873,217

		U.S. Government — 34.2%
	180,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.17%, due 07/31/25 (a)	179,838
	11,695,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26 (a)	11,695,889
	21,018,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (a)	20,987,144
	17,975,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (a)	17,952,684

		Total U.S. Government	50,815,555

		TOTAL DEBT OBLIGATIONS (COST $80,682,135)	81,688,772

		SHORT-TERM INVESTMENTS — 44.5%

		Repurchase Agreements — 18.2%
	27,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/30/24, maturing on 09/03/24 with a maturity value of $27,015,900 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $27,309,422.	27,000,000

		Sovereign and Sovereign Agency Issuers — 24.5%
JPY	1,532,000,000	Japan Treasury Discount Bills, Zero Coupon, due 09/24/24	10,479,450
JPY	1,769,000,000	Japan Treasury Discount Bills, Zero Coupon, due 10/15/24	12,100,054
JPY	2,029,000,000	Japan Treasury Discount Bills, Zero Coupon, due 10/21/24	13,878,124

		Total Sovereign and Sovereign Agency Issuers	36,457,628

See accompanying notes to the financial statements.	18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — 1.8%
2,690,919	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (b)	2,690,919

	TOTAL SHORT-TERM INVESTMENTS (COST $63,378,013)	66,148,547

	TOTAL INVESTMENTS — 99.5% (Cost $144,060,148)	147,837,319
	Other Assets and Liabilities (net) — 0.5%	810,613

	TOTAL NET ASSETS — 100.0%	$148,647,932

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

10/15/2024	MSCI	JPY 1,769,000,000	USD 11,291,638	(881,205)
10/21/2024	MSCI	JPY 2,029,000,000	USD 13,045,497	(928,547)
09/24/2024	SSB	JPY 1,532,000,000	USD 9,769,429	(740,591)

				$(2,550,343)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
20	U.S. Treasury Note 10 Yr. (CBT)	December 2024	2,271,250	(10,013)
19	U.S. Treasury Note 2 Yr. (CBT)	December 2024	3,943,390	(2,404)
52	U.S. Treasury Note 5 Yr. (CBT)	December 2024	5,688,719	(23,142)

			$11,903,359	$(35,559)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:
CDX.NA.HY.S42.V1	USD	21,071,000	5.00%	3.24%	21,071,000	USD	06/20/2029	Quarterly	$1,068,385	$1,503,289	$434,904

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	29,009,000	09/20/2024	Quarterly	114	1,701,421	1,701,307
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	14,539,000	09/20/2024	Quarterly	(25)	661,549	661,574
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	14,862,000	09/20/2024	Quarterly	79	3,087	3,008
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	31,312,000	12/20/2024	Quarterly	(97)	1,335,037	1,335,134

							$71	$3,701,094	$3,701,023

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

21	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 44.1%

	Germany — 0.2%
	Corporate Debt — 0.2%
150,000	Deutsche Bank AG, Variable Rate, 6.72%, due 01/18/29	157,918

	Ireland — 0.3%
	Corporate Debt — 0.3%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, due 07/21/27	145,990
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	133,331

	Total Ireland	279,321

	Japan — 0.7%
	Corporate Debt — 0.7%
250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	245,911
200,000	Mizuho Financial Group, Inc., Variable Rate, 5.75%, due 05/27/34	209,967
150,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, due 07/14/26	144,892

	Total Japan	600,770

	Mexico — 0.2%
	Corporate Debt — 0.2%
150,000	Southern Copper Corp., 5.88%, due 04/23/45	154,042

	United Kingdom — 1.3%
	Corporate Debt — 1.3%
100,000	BAT Capital Corp., 7.08%, due 08/02/43	111,461
100,000	BAT Capital Corp., 4.54%, due 08/15/47	81,790
150,000	BAT Capital Corp., 7.08%, due 08/02/53	170,203
200,000	HSBC Holdings PLC, Variable Rate, 4.58%, due 06/19/29	198,534
500,000	HSBC Holdings PLC, Variable Rate, 3.97%, due 05/22/30	482,083

	Total United Kingdom	1,044,071

	United States — 41.4%
	Corporate Debt — 19.3%
150,000	3M Co., 2.25%, due 09/19/26	143,326
150,000	3M Co., 2.88%, due 10/15/27	143,548
150,000	3M Co., 2.38%, due 08/26/29	135,906
100,000	Ally Financial, Inc., Variable Rate, 6.99%, due 06/13/29	106,061
150,000	Ally Financial, Inc., Variable Rate, 6.85%, due 01/03/30	158,639
100,000	Altria Group, Inc., 6.88%, due 11/01/33	111,944
100,000	Altria Group, Inc., 5.80%, due 02/14/39	103,116
200,000	Altria Group, Inc., 3.40%, due 02/04/41	151,708

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
100,000	Arizona Public Service Co., 5.55%, due 08/01/33	111,944
150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	146,404
150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	166,864
150,000	BGC Group, Inc., 144A, 6.60%, due 06/10/29	153,983
150,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	133,653
300,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	248,227
150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	146,545
150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	153,279
150,000	Carlisle Cos., Inc., 3.75%, due 12/01/27	146,312
150,000	Carlisle Cos., Inc., 2.75%, due 03/01/30	136,277
100,000	Charles Schwab Corp., Variable Rate, 5.85%, due 05/19/34	105,315
150,000	Charles Schwab Corp., Variable Rate, 6.14%, due 08/24/34	161,136
200,000	Cigna Group, 3.88%, due 10/15/47	156,489
100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	102,802
150,000	Citizens Financial Group, Inc., Variable Rate, 5.72%, due 07/23/32	153,107
100,000	Citizens Financial Group, Inc., Variable Rate, 6.65%, due 04/25/35	108,070
150,000	Columbia Pipeline Group, Inc., 5.80%, due 06/01/45	151,817
150,000	Corebridge Financial, Inc., 6.05%, due 09/15/33	159,755
100,000	Dick’s Sporting Goods, Inc., 3.15%, due 01/15/32	88,468
100,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	75,026
100,000	Discover Financial Services, Variable Rate, 7.96%, due 11/02/34	115,981
150,000	Eli Lilly & Co., 4.15%, due 03/15/59	127,684
150,000	Eli Lilly & Co., 4.95%, due 02/27/63	146,384
150,000	Eli Lilly & Co., 5.10%, due 02/09/64	149,650
200,000	Enstar Group Ltd., 4.95%, due 06/01/29	198,152
100,000	Fidelity National Information Services, Inc., 1.15%, due 03/01/26	94,891
100,000	Fidelity National Information Services, Inc., 1.65%, due 03/01/28	90,547
150,000	Fidelity National Information Services, Inc., 3.10%, due 03/01/41	112,680
100,000	Fifth Third Bancorp, Variable Rate, 5.63%, due 01/29/32	102,742
150,000	Flex Ltd., 4.88%, due 06/15/29	149,322
100,000	Fox Corp., 6.50%, due 10/13/33	108,333
100,000	Fox Corp., 5.48%, due 01/25/39	99,623
150,000	Fox Corp., 5.58%, due 01/25/49	145,132
300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	269,110

See accompanying notes to the financial statements.	22

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	240,140
150,000	General Motors Co., 6.25%, due 10/02/43	155,866
100,000	General Motors Co., 6.75%, due 04/01/46	109,554
100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	97,624
150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	147,929
150,000	Hasbro, Inc., 3.55%, due 11/19/26	145,920
150,000	Hasbro, Inc., 3.90%, due 11/19/29	143,395
150,000	Hasbro, Inc., 6.05%, due 05/14/34	155,254
150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	140,924
150,000	International Flavors & Fragrances, Inc., 5.00%, due 09/26/48	134,731
150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	158,594
150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	150,826
150,000	KeyCorp, Variable Rate, 4.79%, due 06/01/33	144,564
300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	259,929
100,000	Lazard Group LLC, 4.50%, due 09/19/28	98,805
100,000	Lazard Group LLC, 4.38%, due 03/11/29	97,919
100,000	Leidos, Inc., 4.38%, due 05/15/30	97,266
100,000	Leidos, Inc., 2.30%, due 02/15/31	85,521
150,000	Leidos, Inc., 5.75%, due 03/15/33	155,958
150,000	Lennox International, Inc., 5.50%, due 09/15/28	154,875
100,000	Lowe’s Cos., Inc., 4.45%, due 04/01/62	81,631
150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	153,469
100,000	M&T Bank Corp., Variable Rate, 4.55%, due 08/16/28	99,700
150,000	MasTec, Inc., 5.90%, due 06/15/29	155,156
150,000	Merck & Co., Inc., 5.15%, due 05/17/63	149,408
250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	224,674
100,000	Micron Technology, Inc., 5.88%, due 09/15/33	105,339
150,000	MPLX LP, 5.20%, due 03/01/47	139,756
250,000	MPLX LP, 5.50%, due 02/15/49	239,722
100,000	Mylan, Inc., 5.20%, due 04/15/48	85,661
100,000	Netflix, Inc., 4.38%, due 11/15/26	100,050
100,000	Netflix, Inc., 4.88%, due 04/15/28	101,983
100,000	Netflix, Inc., 6.38%, due 05/15/29	108,355
200,000	NVIDIA Corp., 3.50%, due 04/01/50	162,061
150,000	Omega Healthcare Investors, Inc., REIT, 4.75%, due 01/15/28	148,705
200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	178,286
150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	126,919
150,000	ONEOK, Inc., 6.63%, due 09/01/53	165,213
150,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	144,405

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
100,000	PacifiCorp, 2.90%, due 06/15/52	62,653
150,000	PacifiCorp, 5.35%, due 12/01/53	143,966
150,000	PacifiCorp, 5.80%, due 01/15/55	152,571
100,000	Philip Morris International, Inc., 2.75%, due 02/25/26	97,432
150,000	Piedmont Operating Partnership LP, 9.25%, due 07/20/28	165,841
150,000	Pilgrim’s Pride Corp., 4.25%, due 04/15/31	141,397
150,000	Pilgrim’s Pride Corp., 3.50%, due 03/01/32	132,644
100,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	110,541
150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 06/15/44	129,056
150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.90%, due 02/15/45	132,221
150,000	PNC Financial Services Group, Inc., Variable Rate, 6.88%, due 10/20/34	168,884
150,000	Progressive Corp., 4.13%, due 04/15/47	128,842
150,000	RTX Corp., 3.50%, due 03/15/27	146,771
150,000	RTX Corp., 4.45%, due 11/16/38	139,665
150,000	RTX Corp., 4.88%, due 10/15/40	143,370
250,000	Sabra Health Care LP, 3.20%, due 12/01/31	216,838
150,000	Simon Property Group LP, 5.85%, due 03/08/53	156,701
100,000	Synchrony Financial, 5.15%, due 03/19/29	99,599
150,000	Targa Resources Corp., 6.13%, due 03/15/33	159,346
150,000	Targa Resources Corp., 6.50%, due 02/15/53	163,816
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31	98,216
100,000	TC PipeLines LP, 3.90%, due 05/25/27	97,752
100,000	Tyson Foods, Inc., 4.55%, due 06/02/47	85,446
150,000	Universal Health Services, Inc., 1.65%, due 09/01/26	140,887
150,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	129,922
100,000	Ventas Realty LP, REIT, 3.00%, due 01/15/30	91,518
100,000	Ventas Realty LP, REIT, 5.63%, due 07/01/34	103,550
30,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	29,739
100,000	VMware LLC, 1.40%, due 08/15/26	94,064
150,000	VMware LLC, 4.65%, due 05/15/27	150,220
150,000	VMware LLC, 3.90%, due 08/21/27	147,421
150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	156,211
100,000	WRKCo, Inc., 4.65%, due 03/15/26	99,550
150,000	WRKCo, Inc., 4.00%, due 03/15/28	147,086

		15,679,775

23	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government — 2.5%
1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26 (a)	1,100,084
500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (a)	499,266
450,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (a)	449,441

		2,048,791

	U.S. Government Agency — 19.6%
2,700,000	Government National Mortgage Association, TBA, 3.50%, due 09/20/54	2,514,463
300,000	Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/54	245,456
900,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/54	767,409
9,500,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 09/01/54	8,426,988
4,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	4,027,160

		15,981,476

	Total United States	33,710,042

	TOTAL DEBT OBLIGATIONS (COST $35,675,174)	35,946,164

	MUTUAL FUNDS — 22.9%

	United States — 22.9%
	Affiliated Issuers — 22.9%
196,140	GMO Emerging Country Debt Fund, Class VI	3,985,580
602,517	GMO Opportunistic Income Fund, Class VI	14,671,284

	TOTAL MUTUAL FUNDS (COST $21,061,149)	18,656,864

Shares / Par Value†		Description	Value ($)

		COMMON STOCKS — 14.2%

		United States — 14.2%
	65,000	Amazon.com, Inc.*	11,602,500

		TOTAL COMMON STOCKS (COST $10,097,100)	11,602,500

		SHORT-TERM INVESTMENTS — 39.8%

		Repurchase Agreements — 25.8%
	21,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $21,012,367 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $21,240,884.	21,000,000

		Money Market Funds — 1.8%
	1,461,140	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (b)	1,461,140

		Sovereign and Sovereign Agency Issuers — 12.2%
JPY	1,455,000,000	Japan Treasury Discount Bills, Zero Coupon, due 09/30/24	9,952,708

		TOTAL SHORT-TERM INVESTMENTS (COST $31,504,491)	32,413,848

		TOTAL INVESTMENTS — 121.0% (Cost $98,337,914)	98,619,376
		Other Assets and Liabilities (net) — (21.0%)	(17,102,504)

		TOTAL NET ASSETS — 100.0%	$81,516,872

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/27/2024	DB	CAD	340,000	USD	252,585	100	10/15/2024	BBH	MXN	600,000	USD	33,378	3,105
11/22/2024	GS	COP	160,000,000	USD	38,290	440	10/15/2024	SSB	MXN	800,000	USD	43,072	2,708
11/22/2024	SSB	COP	200,000,000	USD	48,852	1,538	10/25/2024	BCLY	PHP	1,500,000	USD	26,673	7
11/04/2024	SSB	INR	2,000,000	USD	23,802	1	09/11/2024	CITI	USD	227,037	AUD	340,000	3,139
11/22/2024	CITI	KRW	554,221,675	USD	418,486	2,132	10/02/2024	BCLY	USD	35,101	BRL	200,000	269

See accompanying notes to the financial statements.	24

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

10/02/2024	MSCI	USD	275,303	BRL	1,563,667	1,235
09/27/2024	BBH	USD	264,566	CAD	360,000	2,771
09/27/2024	CITI	USD	426,444	CAD	580,000	4,266
09/27/2024	GS	USD	379,434	CAD	520,000	6,719
09/27/2024	MSCI	USD	183,091	CAD	250,000	2,559
09/27/2024	SSB	USD	308,647	CAD	420,000	3,246
10/31/2024	DB	USD	317,660	EUR	290,000	3,762
10/15/2024	BCLY	USD	280,175	GBP	220,000	8,848
10/15/2024	CITI	USD	777,095	GBP	600,000	11,150
10/15/2024	JPM	USD	219,754	GBP	170,000	3,582
10/15/2024	MSCI	USD	140,514	GBP	110,000	3,998
10/15/2024	SSB	USD	155,560	GBP	120,000	2,090
10/25/2024	CITI	USD	42,704	IDR	694,041,000	1,978
10/25/2024	MSCI	USD	51,212	IDR	800,000,000	292
11/12/2024	DB	USD	41,018	ILS	150,000	343
11/12/2024	MSCI	USD	149,583	ILS	563,797	5,879
10/15/2024	BOA	USD	321,167	NOK	3,500,000	9,121
10/15/2024	CITI	USD	1,451,259	NOK	15,585,429	19,503
10/15/2024	JPM	USD	355,398	NOK	3,900,000	12,636
09/23/2024	GS	USD	31,993	PEN	120,000	22
09/23/2024	JPM	USD	41,867	PEN	160,000	820
09/23/2024	MSCI	USD	190,204	PEN	720,000	1,888
11/20/2024	CITI	USD	51,357	PLN	200,000	195
11/20/2024	SSB	USD	12,839	PLN	50,000	49
10/25/2024	BCLY	USD	32,868	RON	150,000	442
10/25/2024	DB	USD	43,669	RON	200,000	744
10/25/2024	GS	USD	33,190	RON	150,000	119
11/12/2024	MSCI	USD	608,949	SEK	6,402,650	16,980
10/24/2024	BOA	USD	68,793	SGD	90,000	372
10/24/2024	DB	USD	44,874	SGD	60,000	1,236
11/20/2024	BOA	USD	25,296	THB	877,700	793
11/20/2024	CITI	USD	105,070	THB	3,600,000	1,935
11/20/2024	MSCI	USD	61,800	THB	2,100,000	619
10/15/2024	BCLY	USD	124,702	TRY	4,500,000	881
09/30/2024	BOA	USD	43,951	ZAR	800,000	824
09/30/2024	BBH	USD	55,293	ZAR	1,000,000	676
09/30/2024	CITI	USD	66,869	ZAR	1,200,000	294
09/30/2024	MSCI	USD	119,735	ZAR	2,200,000	3,397
09/11/2024	DB	AUD	260,000	USD	171,739	(4,278)
09/11/2024	MSCI	AUD	350,000	USD	232,872	(4,073)
09/27/2024	BCLY	CAD	210,000	USD	151,789	(4,157)
09/27/2024	MSCI	CAD	680,000	USD	493,152	(11,818)
09/27/2024	SSB	CAD	712,818	USD	521,528	(7,813)
10/15/2024	JPM	CHF	1,723,976	USD	1,938,975	(99,057)
11/22/2024	JPM	CLP	389,728,500	USD	423,277	(2,781)
10/15/2024	BBH	CZK	1,400,000	USD	60,328	(1,552)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

10/15/2024	CITI	CZK	1,200,000	USD	51,245	(1,794)
10/15/2024	MSCI	CZK	1,442,868	USD	61,917	(1,857)
10/15/2024	SSB	CZK	800,000	USD	34,682	(678)
10/31/2024	DB	EUR	130,000	USD	141,224	(2,861)
10/31/2024	MSCI	EUR	250,000	USD	274,019	(3,068)
10/31/2024	SSB	EUR	780,000	USD	847,436	(17,076)
09/16/2024	CITI	HUF	40,000,000	USD	108,862	(3,602)
09/16/2024	DB	HUF	25,000,000	USD	68,844	(1,446)
09/16/2024	MSCI	HUF	5,230,100	USD	14,330	(375)
09/16/2024	SSB	HUF	10,000,000	USD	26,900	(1,216)
11/12/2024	CITI	ILS	350,000	USD	95,058	(1,452)
11/12/2024	SSB	ILS	200,000	USD	53,853	(1,295)
11/04/2024	DB	INR	3,000,000	USD	35,668	(34)
11/04/2024	GS	INR	4,000,000	USD	47,560	(42)
09/30/2024	SSB	JPY	1,455,000,000	USD	9,189,375	(801,104)
10/15/2024	JPM	NOK	2,400,000	USD	222,798	(3,685)
10/31/2024	SSB	NZD	2,830,000	USD	1,765,221	(4,300)
10/25/2024	BCLY	RON	1,331,041	USD	290,519	(5,056)
11/12/2024	JPM	SEK	4,900,000	USD	468,168	(10,861)
10/24/2024	MSCI	SGD	430,686	USD	321,463	(9,518)
10/23/2024	GS	TWD	1,200,000	USD	37,486	(270)
10/23/2024	SSB	TWD	10,245,600	USD	315,792	(6,572)
11/22/2024	MSCI	USD	298,592	COP	1,213,658,000	(11,481)
10/15/2024	DB	USD	17,695	CZK	400,000	(15)
09/16/2024	BBH	USD	56,770	HUF	20,000,000	(538)
09/16/2024	SSB	USD	28,161	HUF	10,000,000	(45)
10/25/2024	SSB	USD	25,754	IDR	400,000,000	(2)
11/12/2024	CITI	USD	27,603	ILS	100,000	(29)
09/26/2024	DB	USD	1,676,327	JPY	243,902,084	(2,593)
11/22/2024	SSB	USD	45,186	KRW	60,000,000	(112)
10/15/2024	DB	USD	30,675	MXN	600,000	(401)
10/15/2024	GS	USD	322,020	MXN	5,819,101	(28,415)
10/15/2024	SSB	USD	31,536	MXN	600,000	(1,263)
09/23/2024	BCLY	USD	32,333	PEN	120,000	(318)
09/23/2024	DB	USD	42,959	PEN	160,000	(272)
11/20/2024	BBH	USD	25,784	PLN	100,000	(8)
11/20/2024	CITI	USD	64,846	PLN	250,000	(406)
11/20/2024	SSB	USD	25,816	PLN	100,000	(40)
10/25/2024	CITI	USD	89,189	RON	400,000	(364)
10/24/2024	MSCI	USD	30,751	SGD	40,000	(11)
10/23/2024	DB	USD	28,445	TWD	900,000	(128)
10/23/2024	SSB	USD	28,363	TWD	900,000	(46)
09/30/2024	CITI	USD	89,986	ZAR	1,600,000	(435)
09/30/2024	CITI	ZAR	600,000	USD	32,547	(1,035)

						$(911,945)

25	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
37	U.S. Long Bond (CBT)	December 2024	4,555,625	(63,444)
41	U.S. Treasury Note 10 Yr. (CBT)	December 2024	4,656,062	(20,526)
28	U.S. Treasury Note 2 Yr. (CBT)	December 2024	5,811,313	(3,543)
91	U.S. Treasury Note 5 Yr. (CBT)	December 2024	9,955,258	(40,392)
20	U.S. Treasury Ultra 10 Yr. (CBT)	December 2024	2,348,750	(18,238)
30	U.S. Ultra Bond (CBT)	December 2024	3,958,125	(77,259)

			$31,285,133	$(223,402)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.IG.S42	USD 4,000,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	$(91,822)	$(88,764)	$3,058

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.13%	3 Month AUD BBSW	AUD	8,050,000	09/18/2026	Quarterly	(1,048)	(45,641)	(44,593)
6 Month AUD BBSW	4.33%	AUD	1,500,000	09/18/2026	Quarterly	—	12,277	12,277
CAD-CORRA-OIS-COMPOUND	3.18%	CAD	1,500,000	09/18/2026	Annually	—	(509)	(509)
CAD-CORRA-OIS-COMPOUND	3.74%	CAD	1,500,000	09/18/2026	Annually	—	11,313	11,313

See accompanying notes to the financial statements.	26

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CAD-CORRA-OIS-COMPOUND	3.90%	CAD	1,260,000	09/18/2026	Annually	490	12,357	11,867
CHF-SARON-OIS-COMPOUND	0.90%	CHF	1,000,000	09/18/2026	Annually	—	6,541	6,541
CHF-SARON-OIS-COMPOUND	1.21%	CHF	9,680,000	09/18/2026	Annually	1,521	135,476	133,955
0.67%	CHF-SARON-OIS-COMPOUND	CHF	500,000	09/18/2026	Annually	—	(602)	(602)
EUR - EuroSTR - COMPOUND	2.43%	EUR	500,000	09/18/2026	Annually	—	(307)	(307)
EUR - EuroSTR - COMPOUND	2.93%	EUR	500,000	09/18/2026	Annually	—	5,059	5,059
2.94%	EUR-EuroSTR-COMPOUND	EUR	1,780,000	09/18/2026	Annually	(553)	(18,416)	(17,863)
GBP-SONIA-COMPOUND	4.47%	GBP	850,000	09/18/2026	Annually	(290)	8,544	8,834
4.01%	GBP-SONIA-COMPOUND	GBP	500,000	09/18/2026	Annually	—	716	716
4.86%	3 Month NZD Bank Bill Rate	NZD	5,510,000	09/18/2026	Quarterly	269	(62,937)	(63,206)
3.78%	3 Month NZD Bank Bill Rate	NZD	1,500,000	09/18/2026	Quarterly	—	2,084	2,084
USD - SOFR - COMPOUND	3.69%	USD	1,500,000	09/18/2026	Annually	—	284	284
BRL-CDI	11.80%	BRL	4,877,871	01/02/2029	At Maturity	288	(4,444)	(4,732)
9.66%	MXN-TIIE-Banxico	MXN	5,200,000	09/12/2029	Monthly	—	(6,388)	(6,388)
1.99%	CNY-CNREPOFIX=CFXS-Reuters	CNY	3,900,000	09/18/2029	Quarterly	—	(5,135)	(5,135)
COP-IBR-OIS-COMPOUND	7.52%	COP	440,000,000	09/18/2029	Annually	—	705	705
7.83%	COP - IBR - OIS - COMPOUND	COP	1,100,000,000	09/18/2029	Annually	—	(5,034)	(5,034)
ILS-TELBOR01-Reuters	4.01%	ILS	650,000	09/18/2029	Quarterly	—	(2,056)	(2,056)
ILS-TELBOR01-Reuters	4.43%	ILS	2,700,000	09/18/2029	Quarterly	—	5,242	5,242
6.33%	INR - FBIL- MIBOR - OIS - COMPOUND	INR	79,000,000	09/18/2029	Annually	—	(10,694)	(10,694)
5.10%	PLN-WIBOR-WIBO	PLN	1,330,000	09/18/2029	Semi-annual	—	(8,472)	(8,472)
3.04%	SGD-SORA-COMPOUND	SGD	910,000	09/18/2029	Annually	—	(23,741)	(23,741)
2.56%	SGD-SORA-COMPOUND	SGD	250,000	09/18/2029	Annually	—	(2,162)	(2,162)
THB-THOR	2.54%	THB	20,000,000	09/18/2029	Quarterly	—	12,980	12,980
2.31%	THB-THOR	THB	7,800,000	09/18/2029	Quarterly	—	(2,495)	(2,495)
2.09%	THB-THOR	THB	5,600,000	09/18/2029	Quarterly	—	(88)	(88)
TWD-Reuters-6165	1.88%	TWD	6,600,000	09/18/2029	Quarterly	—	1,532	1,532
TWD-Reuters-6165	1.93%	TWD	7,200,000	09/18/2029	Quarterly	—	2,337	2,337
TWD-Reuters-6165	1.95%	TWD	6,700,000	09/18/2029	Quarterly	—	2,364	2,364
1.80%	TWD-Reuters-6165	TWD	11,100,000	09/18/2029	Quarterly	—	(1,184)	(1,184)
ZAR-JIBAR-SAFEX	8.40%	ZAR	19,300,000	09/18/2029	Quarterly	—	35,368	35,368
8.27%	ZAR-JIBAR-SAFEX	ZAR	2,700,000	09/18/2029	Quarterly	—	(4,130)	(4,130)
7.69%	ZAR-JIBAR-SAFEX	ZAR	4,300,000	09/18/2029	Quarterly	—	(699)	(699)
HKD-HIBOR-HKAB	3.91%	HKD	2,800,000	09/19/2029	Quarterly	—	14,233	14,233
KRW-CD-KSDA-Bloomberg	2.79%	KRW	210,000,000	09/19/2029	Quarterly	—	(707)	(707)
3.29%	KRW-CD-KSDA-Bloomberg	KRW	410,000,000	09/19/2029	Quarterly	—	(5,766)	(5,766)
3.17%	KRW-CD-KSDA-Bloomberg	KRW	410,000,000	09/19/2029	Quarterly	—	(4,037)	(4,037)
4.89%	CL-CLICP-Bloomberg	CLP	590,000,000	09/23/2029	Semi-annual	—	(5,344)	(5,344)
6 Month AUD BBSW	4.12%	AUD	400,000	09/18/2034	Semi-annual	—	252	252
6 Month AUD BBSW	4.39%	AUD	600,000	09/18/2034	Semi-annual	—	9,565	9,565
6 Month AUD BBSW	4.41%	AUD	400,000	09/18/2034	Semi-annual	—	6,731	6,731
6 Month AUD BBSW	4.45%	AUD	2,880,000	09/18/2034	Semi-annual	1,709	55,017	53,308
6 Month AUD BBSW	4.46%	AUD	1,910,000	09/18/2034	Semi-annual	1,698	37,070	35,372
4.58%	6 Month AUD BBSW	AUD	500,000	09/18/2034	Semi-annual	—	(13,046)	(13,046)
4.57%	6 Month AUD BBSW	AUD	300,000	09/18/2034	Semi-annual	—	(7,786)	(7,786)
4.24%	6 Month AUD BBSW	AUD	300,000	09/18/2034	Semi-annual	—	(2,228)	(2,228)
4.04%	6 Month AUD BBSW	AUD	500,000	09/18/2034	Semi-annual	—	1,820	1,820
4.06%	6 Month AUD BBSW	AUD	400,000	09/18/2034	Semi-annual	—	1,112	1,112
CAD-CORRA-OIS-COMPOUND	3.23%	CAD	200,000	09/18/2034	Annually	—	2,382	2,382
CAD-CORRA-OIS-COMPOUND	3.28%	CAD	300,000	09/18/2034	Annually	—	4,481	4,481

27	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CAD-CORRA-OIS-COMPOUND	3.35%	CAD	400,000	09/18/2034	Annually	—	7,884	7,884
CAD-CORRA-OIS-COMPOUND	3.41%	CAD	300,000	09/18/2034	Annually	—	7,097	7,097
CAD-CORRA-OIS-COMPOUND	3.42%	CAD	90,000	09/18/2034	Annually	106	2,169	2,063
3.43%	CAD-CORRA-OIS-COMPOUND	CAD	290,000	09/18/2034	Annually	(494)	(7,131)	(6,637)
3.33%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	09/18/2034	Annually	—	(5,493)	(5,493)
2.97%	CAD-CORRA-OIS-COMPOUND	CAD	400,000	09/18/2034	Annually	—	1,842	1,842
2.97%	CAD-CORRA-OIS-COMPOUND	CAD	500,000	09/18/2034	Annually	—	2,176	2,176
CHF-SARON-OIS-COMPOUND	0.79%	CHF	100,000	09/18/2034	Annually	—	498	498
1.30%	CHF-SARON-OIS-COMPOUND	CHF	2,040,000	09/18/2034	Annually	(1,653)	(129,599)	(127,946)
0.99%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/18/2034	Annually	—	(5,577)	(5,577)
0.78%	CHF-SARON-OIS-COMPOUND	CHF	100,000	09/18/2034	Annually	—	(315)	(315)
EUR - EuroSTR - COMPOUND	2.25%	EUR	200,000	09/18/2034	Annually	—	(2,837)	(2,837)
EUR - EuroSTR - COMPOUND	2.35%	EUR	300,000	09/18/2034	Annually	—	(1,403)	(1,403)
EUR - EuroSTR - COMPOUND	2.62%	EUR	390,000	09/18/2034	Annually	781	8,402	7,621
2.69%	EUR-EuroSTR-COMPOUND	EUR	200,000	09/18/2034	Annually	—	(5,841)	(5,841)
2.30%	EUR-EuroSTR-COMPOUND	EUR	100,000	09/18/2034	Annually	—	985	985
2.38%	EUR-EuroSTR-COMPOUND	EUR	100,000	09/18/2034	Annually	—	123	123
GBP-SONIA-COMPOUND	3.64%	GBP	100,000	09/18/2034	Annually	—	(408)	(408)
GBP-SONIA-COMPOUND	3.64%	GBP	300,000	09/18/2034	Annually	—	(1,193)	(1,193)
GBP-SONIA-COMPOUND	3.70%	GBP	100,000	09/18/2034	Annually	—	174	174
GBP-SONIA-COMPOUND	3.74%	GBP	300,000	09/18/2034	Annually	—	2,074	2,074
3.87%	GBP-SONIA-COMPOUND	GBP	200,000	09/18/2034	Annually	(409)	(4,069)	(3,660)
3 Month NZD Bank Bill Rate	3.87%	NZD	400,000	09/18/2034	Quarterly	—	(2,616)	(2,616)
3 Month NZD Bank Bill Rate	4.03%	NZD	700,000	09/18/2034	Quarterly	—	1,084	1,084
3 Month NZD Bank Bill Rate	4.13%	NZD	400,000	09/18/2034	Quarterly	—	2,718	2,718
3 Month NZD Bank Bill Rate	4.21%	NZD	800,000	09/18/2034	Quarterly	—	8,661	8,661
3 Month NZD Bank Bill Rate	4.57%	NZD	1,310,000	09/18/2034	Quarterly	(110)	38,788	38,898
3 Month SEK STIBOR	2.26%	SEK	2,000,000	09/18/2034	Quarterly	—	(493)	(493)
3 Month SEK STIBOR	2.57%	SEK	2,000,000	09/18/2034	Quarterly	408	4,921	4,513
2.69%	3 Month SEK STIBOR	SEK	19,000,000	09/18/2034	Quarterly	(4,390)	(66,821)	(62,431)
USD - SOFR - COMPOUND	3.53%	USD	200,000	09/18/2034	Annually	—	1,542	1,542
USD - SOFR - COMPOUND	3.71%	USD	200,000	09/18/2034	Annually	—	4,479	4,479
USD - SOFR - COMPOUND	3.76%	USD	300,000	09/18/2034	Annually	—	8,095	8,095
3.48%	USD - SOFR - COMPOUND	USD	300,000	09/18/2034	Annually	—	(923)	(923)
3.37%	USD - SOFR - COMPOUND	USD	200,000	09/18/2034	Annually	—	1,194	1,194

						$(1,677)	$13,981	$15,658

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

MYR-KLIBOR - BNM	3.70%	BOA	MYR 4,000,000	09/18/2029	Quarterly	$—	$11,588	$11,588

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Amazon.com, Inc.	Federal Funds Rate plus 5.81%	GS	USD 11,707,150	09/23/2024	At Maturity	$—	$104,650	$104,650

See accompanying notes to the financial statements.	28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

29	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 83.3%

	Asset-Backed Securities — 62.9%
	Auto Retail Prime — 0.4%
6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,925,141

	Auto Retail Subprime — 2.6%
5,000,000	Bank of America Auto Trust, Series 23-2A, Class A3, 144A, 5.74%, due 06/15/28	5,085,095
3,000,000	BofA Auto Trust, Series 24-1A, Class A3, 144A, 5.35%, due 11/15/28	3,048,862
7,500,000	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	7,228,506
6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	6,048,607
7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,084,063
7,000,000	Nissan Auto Receivables Owner Trust, Series 23-B, Class A3, 5.93%, due 03/15/28	7,123,196
6,000,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,001,745

	Total Auto Retail Subprime	41,620,074

	CMBS CDO — 0.0%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	248,994
236,489	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	167,907

	Total CMBS CDO	416,901

	Collateralized Loan Obligations — 8.4%
7,792,000	Catskill Park CLO Ltd., Series 17-1A, Class A1B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.61%, 6.89%, due 04/20/29	7,795,460
2,509,112	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.66%, due 01/20/30	2,511,205
8,032,149	ICG U.S. CLO Ltd., Series 15-2RA, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.63%, 6.92%, due 01/16/33	8,037,796
17,400,460	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 6.68%, due 04/22/30	17,419,983
4,563,000	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 6.51%, due 04/20/33	4,563,730
2,670,000	Midocean Credit CLO VIII, Series 18-8A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.69%, due 02/20/31	2,673,610

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
10,691,202	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.68%, due 07/15/31	10,691,116
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 7.24%, due 10/12/30	3,988,112
4,701,791	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 6.60%, due 04/22/31	4,705,327
11,984,645	OCP CLO Ltd., Series 14-6A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 6.44%, due 10/17/30	11,989,918
2,533,763	OFSI BSL VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.05%, due 08/16/29	2,534,298
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	25,889
7,773,808	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 6.58%, due 04/15/31	7,782,017
2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.05%, due 01/17/31	2,194,619
707,732	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, U.S. (Fed) Prime Rate + 1.60%, 7.21%, due 06/22/30	709,209
2,226,496	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.49%, due 05/07/31	2,226,578
2,021,256	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 6.56%, due 04/15/31	2,021,891
1,932,983	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 6.69%, due 04/18/31	1,934,270
1,093,780	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.81%, due 10/15/30	1,094,618
2,339,348	Steele Creek CLO Ltd., Series 14-1RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 6.61%, due 04/21/31	2,340,492
6,601,875	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.72%, due 06/15/31	6,607,744
1,997,292	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.41%, 7.70%, due 04/17/28	1,995,029
4,389,432	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.64%, due 07/18/31	4,384,310
9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.04%, due 10/20/28	9,002,682

See accompanying notes to the financial statements.	30

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
4,544,747	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.81%, due 10/15/31	4,547,942
7,896,000	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 6.53%, due 07/15/32	7,910,639
923,517	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.55%, 6.85%, due 04/15/30	924,262

	Total Collateralized Loan Obligations	132,612,746

	Commercial Mortgage-Backed Securities — 20.0%
15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.26%, due 03/15/37	14,503,756
11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	8,977,325
5,386,617	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.81%, due 07/25/36	4,896,919
4,848,114	Benchmark Mortgage Trust, Series 18-B2, Class A5, Variable Rate, 3.88%, due 02/15/51	4,653,434
7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,495,487
16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,296,187
6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,799,739
3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,191,494
8,623,000	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	7,150,716
13,880,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	12,029,553
14,500,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	13,120,277
19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	17,091,777
5,832,491	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.77%, 6.10%, due 05/15/38	5,770,521
5,557,291	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.30%, due 11/15/38	5,503,455
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,131,973

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	7,018,092
8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,350,705
4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,499,018
4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 4.08%, due 12/09/41	4,162,488
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,938,454
2,442,072	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	2,389,067
9,352,535	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class C, Variable Rate, 4.58%, due 07/10/47	8,719,321
15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,218,924
3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.42%, due 07/10/50	2,870,877
16,275,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	15,638,059
24,299	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	23,789
30,377	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.70%, due 04/15/37	29,709
5,563,524	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.82%, 6.15%, due 11/15/38	5,490,503
10,950,000	EQT Trust, Series 24-EXTR, Class A, 144A, Variable Rate, 5.33%, due 07/05/41	11,151,110
2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,701,285
5,000,000	GS Mortgage Securities Corp. Trust, Series 23-SHIP, Class A, 144A, Variable Rate, 4.47%, due 09/10/38	4,919,290
5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,788,929
3,446,312	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.25%, due 04/15/38	3,420,464
4,889,023	MHC Trust, Series 21-MHC2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.30%, due 05/15/38	4,856,015
14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	12,251,755
3,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40	1,901,316

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,925,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.19%, 7.52%, due 05/15/37	8,941,734
5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,060,494
8,008,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,776,609
1,569,948	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,402,789
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 6.05%, due 11/23/43	4,535,298
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.92%, due 03/23/45	10,089,575
7,939,384	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	7,708,096
2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,879,715
9,955,362	WFRBS Commercial Mortgage Trust, Series 14-C21, Class AS, 3.89%, due 08/15/47	9,621,687

	Total Commercial Mortgage-Backed Securities	316,967,780

	Credit Cards — 1.5%
13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,870,855
9,090,000	BA Credit Card Trust, Series 24-A1, Class A, 4.93%, due 05/15/29	9,255,491

	Total Credit Cards	23,126,346

	Residential Mortgage-Backed Securities — Agency — 0.3%
4,939,166	Federal National Mortgage Association REMICS, Series 20-5, Class PC, 2.50%, due 01/25/50	4,269,475

	Residential Mortgage-Backed Securities — Other — 7.6%
772,449	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 5.67%, due 02/25/36	85,496
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.75%, due 02/25/36	318,890
3,947,513	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	3,787,701

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	2,173,755
3,108,530	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	3,002,317
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	812,078
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	294,714
96,708	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.71%, due 02/25/37	116,099
1,699,669	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,710,796
1,388,054	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,361,068
5,327,530	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	5,379,226
5,594,972	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,551,907
4,721,336	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	4,605,618
765,945	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	724,058
6,471,712	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,095,650
434,188	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.89%, due 10/25/34	423,986
1,401,592	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,360,566
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.47%, due 09/25/35	73,136
8,083,159	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	2,153,107
8,743,878	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,266,507
13,500,000	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/29	13,012,418
3,389,233	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,147,183
3,550,999	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.71%, due 03/25/36	232,208
116,920	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.64%, due 02/26/34	106,512

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
920,143	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 6.37%, due 10/25/33	913,058
13,525,749	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.59%, due 03/25/36	337,599
7,715,365	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 5.73%, due 03/25/36	192,454
20,570,012	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.79%, due 03/25/36	512,963
10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.36%, due 08/25/35 (a)	282,180
1,761,223	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,635,842
959,085	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	949,765
3,190,504	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	3,155,104
6,432,340	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,269,063
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,049,843
4,705,440	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	4,583,473
2,717,617	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,320,152
363,758	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	344,431
2,442,394	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,365,799
1,470,803	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,341,464
911,997	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.99%, due 02/25/57	936,053
6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.29%, due 02/25/57	7,067,891
9,322,481	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	8,856,855
11,146,654	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,800,859

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
5,561,392	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,050,372
2,249,241	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	2,134,535
5,084,695	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,883,129

	Total Residential Mortgage-Backed Securities — Other	120,777,880

	Residential Mortgage-Backed Securities — Performing Loans — 1.2%
2,314,254	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,067,134
4,023,720	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	3,644,197
4,014,666	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,398,123
6,291,580	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,643,547
4,646,779	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	4,166,126

	Total Residential Mortgage-Backed Securities — Performing Loans	18,919,127

	Residential Mortgage-Backed Securities — Prime —1.9%
6,743,835	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 5.60%, due 10/25/46	3,767,336
413,786	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.08%, due 10/25/35	380,120
3,686,107	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,063,650
1,164,293	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.25%, due 12/25/36	923,671
805,278	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.01%, due 03/25/37	616,520
6,805,258	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.83%, due 04/25/46	6,038,417
1,605,595	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	720,292
4,219,610	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 6.56%, due 05/25/35	3,365,526

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
641,383	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 5.23%, due 09/25/35	591,310
806,723	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 6.41%, due 01/25/47	724,696
1,813,650	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 5.50%, due 06/25/35	1,523,372
1,865,882	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.75%, due 12/25/35	1,547,000
4,014,877	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.13%, due 10/25/36	1,383,660
8,067,276	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,288,917

	Total Residential Mortgage-Backed Securities — Prime	30,934,487

	Residential Mortgage-Backed Securities — Subprime — 1.2%
905,846	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.24%, due 06/25/35	879,180
756,880	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.15%, due 05/26/37	733,489
10,757,874	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.99%, due 07/25/36	9,618,301
416,618	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 5.53%, due 12/25/36	406,774
884,245	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.60%, due 11/20/34	847,094
2,202,701	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 5.50%, due 09/25/36	2,104,187
2,005,800	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.96%, due 05/25/36	2,020,238
662,929	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.89%, due 08/25/37	634,997

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued
2,641,678	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 6.59%, due 01/25/35	2,539,548

	Total Residential Mortgage-Backed Securities — Subprime	19,783,808

	Residential Mortgage-Backed Securities — Alt-A —2.3%
679,581	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.29%, due 11/25/34	673,422
1,763,082	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.71%, due 01/25/47	1,442,890
1,588,370	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,487,675
3,523,904	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 5.24%, due 07/25/36	2,011,735
191,604	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	188,852
2,184,306	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,120,460
1,503,060	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.00%, due 05/25/36	640,680
1,548,820	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.09%, due 10/25/36	614,442
4,286,532	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 7.94%, due 10/25/35	2,730,710
10,493,118	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.71%, due 06/25/36	2,053,065
10,710,250	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.53%, due 06/25/47	6,335,454
5,867,631	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.68%, due 07/19/47	5,491,306
98,629	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	78,948
1,140,013	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 8.39%, due 10/25/37	1,093,041
2,563,672	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,417,168
15,291,966	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,986,343

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
7,919,244	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.93%, due 08/25/37	3,410,041

	Total Residential Mortgage-Backed Securities — Alt-A	35,776,232

	Small Balance Commercial Mortgages — 3.9%
2,390,271	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 5.86%, due 08/25/35	2,318,865
1,184,531	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 5.98%, due 01/25/36	1,135,913
1,604,776	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.93%, due 04/25/36	1,516,584
645,084	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.96%, due 04/25/36	605,444
901,730	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.74%, due 07/25/36	871,181
1,844,500	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.81%, due 07/25/36	1,786,370
2,652,744	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 5.77%, due 10/25/36	2,571,882
6,802,933	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.81%, due 01/25/37	6,509,956
1,126,166	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 5.72%, due 03/25/37	1,077,274
2,004,454	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.75%, due 07/25/37	1,919,174
4,268,764	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 5.80%, due 07/25/37	3,995,675
2,167,461	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 6.07%, due 09/25/37	2,068,625
1,273,336	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.89%, due 01/25/38	1,242,192

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
98,716,475	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.27%, due 05/25/30	3,860,555
115,906,829	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 0.84%, due 04/25/39	4,360,311
48,461,469	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.21%, due 03/25/40	1,478,826
83,299,316	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.98%, due 06/25/40	2,376,188
1,150,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,052,004
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,241,154
1,996,625	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	2,036,524
2,508,119	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.89%, due 03/25/37	2,312,378
1,312,612	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.79%, due 06/25/37	1,305,170
6,514,568	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.85%, due 10/25/37	6,401,798
5,287,448	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,682,427
1,447,065	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,170,422
377,170	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 7.02%, due 12/27/49	373,810

	Total Small Balance Commercial Mortgages	62,270,702

	Student Loans - Federal Family Education Loan Program — 3.2%
9,756,905	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 5.96%, due 04/26/32	9,507,033
3,722,190	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 6.32%, due 01/25/43	3,425,495
2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 90 day USD SOFR Average + 0.58%, 5.93%, due 03/28/35	2,453,810

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Federal Family Education Loan Program — continued
4,892,746	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 6.51%, due 06/15/21	4,841,312
5,469,826	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 5.95%, due 01/25/22	5,367,449
10,216,490	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 7.27%, due 07/25/22	10,254,115
3,205,473	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 6.72%, due 07/25/23	3,193,551
11,938,199	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 7.32%, due 07/25/23	11,962,352

	Total Student Loans - Federal Family Education Loan Program	51,005,117

	Student Loans - Private — 8.4%
1,090,725	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 6.35%, due 07/25/34	1,073,107
6,661,382	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.90%, due 12/27/38	6,420,825
4,132,271	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, U.S. (Fed) Prime Rate + 1.25%, 6.78%, due 07/28/42	3,872,240
8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,711,125
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,486,875
2,320,167	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.70%, due 05/25/32	2,259,393
4,362,011	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 5.68%, due 01/25/33	4,117,323
5,848,783	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.74%, due 03/25/33	5,647,877
2,050,748	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 5.76%, due 06/25/33	1,989,990

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
12,726,896	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.70%, due 10/25/33	12,212,268
1,433,961	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.93%, due 12/26/33	1,408,802
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.90%, due 03/25/38 (b)	19,000
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.94%, due 03/25/38 (b)	57,000
3,288,459	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	2,982,931
1,853,542	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 7.05%, due 03/15/72	1,867,794
2,289,104	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,120,676
1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 7.20%, due 06/15/32	719,888
2,353,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.30%, due 06/15/32 (a)	2,341,235
5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 7.20%, due 09/15/32	1,502,440
1,100,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (a)	1,094,500
2,843,066	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 6.00%, due 06/15/33	2,827,524
7,227,011	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 6.03%, due 09/15/33	7,150,114
12,554,129	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 5.91%, due 12/15/38	12,382,120
15,729,061	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 5.89%, due 06/15/39	15,296,056
9,514,630	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 5.93%, due 06/15/39	9,330,298
1,680,151	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 5.80%, due 12/15/39	1,624,420

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
7,553,495	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 5.87%, due 12/15/39	7,361,775
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 5.99%, due 12/15/39	2,490,155
12,527,040	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 5.84%, due 12/16/41	12,394,559
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	758,613
891,721	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.89%, due 01/25/36	892,225
6,719,282	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 6.44%, due 01/25/46	6,686,663

	Total Student Loans - Private	134,099,811

	Total Asset-Backed Securities	999,505,627

	U.S. Government — 12.7%
45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26	45,003,423
53,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (c)	52,922,191
103,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (c)	103,771,009

	Total U.S. Government	201,696,623

	U.S. Government Agency — 7.7%
7,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	7,500,001
4,142,220	Federal National Mortgage Association, 4.00%, due 05/01/52	3,934,080
380,000	Government National Mortgage Association, TBA, 3.00%, due 09/20/54	344,056
600,000	Government National Mortgage Association, TBA, 3.50%, due 09/20/54	558,770

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued
400,000	Government National Mortgage Association, TBA, 4.00%, due 09/20/54	382,357
760,000	Government National Mortgage Association, TBA, 4.50%, due 09/20/54	744,473
720,000	Government National Mortgage Association, TBA, 5.00%, due 09/20/54	718,692
610,000	Government National Mortgage Association, TBA, 5.50%, due 09/20/54	614,000
1,910,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 09/01/54	1,896,252
39,620,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	39,889,025
64,020,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	65,195,161

	Total U.S. Government Agency	121,776,867

	TOTAL DEBT OBLIGATIONS (COST $1,394,580,648)	1,322,979,117

	MUTUAL FUNDS — 0.7%

	United States — 0.7%
	Affiliated Issuers — 0.7%
2,323,242	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	11,616,211

	TOTAL MUTUAL FUNDS (COST $11,703,541)	11,616,211

	SHORT-TERM INVESTMENTS — 22.9%

	Repurchase Agreements — 22.7%
360,000,645	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $360,213,045 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $364,570,271.	360,000,645

	Money Market Funds — 0.2%
3,927,207	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (d)	3,927,207

	TOTAL SHORT-TERM INVESTMENTS (COST $363,927,852)	363,927,852

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.S42	GS	1.06%	10/16/24	USD 41,150,000	Fixed Spread	Pay	136,207

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

PURCHASED OPTIONS — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

CDX.NA.HY.S42	GS	1.07%	10/16/24	USD 16,060,000	Fixed Spread	Pay	131,508

	Total Options on Credit Default Swaps - Puts						267,715

	TOTAL PURCHASED OPTIONS (COST $470,981)						267,715

	TOTAL INVESTMENTS — 106.9% (Cost $1,770,683,022)						1,698,790,895

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.6)%

	DEBT OBLIGATIONS — (4.6)%

	U.S. Government Agency — (4.6)%
(18,300,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/54	(14,984,247)
(40,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/39	(37,156,032)
(20,000,000)	Uniform Mortgage-Backed Security, TBA, 5.00%, due 09/01/39	(20,149,666)

	Total U.S. Government Agency	(72,289,945)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $72,772,855)	(72,289,945)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $72,772,855)	(72,289,945)

	Other Assets and Liabilities (net) — (2.3)%	(37,980,164)

	TOTAL NET ASSETS — 100.0%	$1,588,520,786

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
33	U.S. Long Bond (CBT)	December 2024	4,063,125	(56,631)
348	U.S. Treasury Note 10 Yr. (CBT)	December 2024	39,519,750	(174,225)
1,083	U.S. Treasury Note 2 Yr. (CBT)	December 2024	224,773,267	(137,026)
428	U.S. Treasury Note 5 Yr. (CBT)	December 2024	46,822,531	(190,477)
162	U.S. Treasury Ultra 10 Yr. (CBT)	December 2024	19,024,875	(66,528)
20	U.S. Ultra Bond (CBT)	December 2024	2,638,750	(51,506)

			$336,842,298	$(676,393)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps – Puts
CDX.NA.HY.S42	JPM	1.03%	10/16/24	USD	(41,150,000)	Fixed Spread	Pay	(47,312)
CDX.NA.IG.S42	GS	0.80%	10/16/24	USD	(58,800,000)	Fixed Spread	Pay	(12,185)
CDX.NA.IG.S42	GS	0.63%	09/18/24	USD	(64,200,000)	Fixed Spread	Pay	(9,307)
CDX.NA.HY.S42	GS	1.02%	10/16/24	USD	(16,060,000)	Fixed Spread	Pay	(15,753)

				Total Written Options On Credit Default Swaps — Puts				(84,557)

						TOTAL WRITTEN OPTIONS (Premiums $348,777)		$(84,557)

Swap Contracts

Centrally Cleared Credit Default Swaps

				Maximum
				Potential
				Amount of
				Future
				Payments by
			Implied	the Fund		Periodic	Premiums		Net Unrealized
	Notional	Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	Amount	Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S39	USD 3,920,000	5.00%	2.90%	N/A	12/20/2027	Quarterly	(78,499)	(240,326)	(161,827)
CDX.NA.IG.S42	USD 162,778,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	(3,329,978)	(3,612,206)	(282,228)

							$(3,408,477)	$(3,852,532)	$(444,055)

OTC Credit Default Swaps

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S33	CITI	USD	8,140,000	5.00%	N/A	N/A	12/20/2024	Quarterly	(196,490)	(123,055)	73,435
CDX.NA.HY.S33	GS	USD	5,355,000	5.00%	N/A	N/A	12/20/2024	Quarterly	121,559	(80,953)	(202,512)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	144.48%	N/A	01/17/2047	Monthly	89,177	68,576	(20,601)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	144.48%	N/A	01/17/2047	Monthly	593,750	482,927	(110,823)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	144.48%	N/A	01/17/2047	Monthly	156,358	137,151	(19,207)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	2.17%	N/A	01/17/2047	Monthly	47,352	643	(46,709)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	2.17%	N/A	01/17/2047	Monthly	(119,899)	1,085	120,984
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	2.17%	N/A	01/17/2047	Monthly	197,705	2,379	(195,326)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	2.17%	N/A	01/17/2047	Monthly	112,812	628	(112,184)
CMBX.NA.AS.7	MSCI	USD	13,270,000	1.00%	2.17%	N/A	01/17/2047	Monthly	205,782	1,893	(203,889)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.03%	N/A	11/18/2054	Monthly	(6,041)	59,904	65,945
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.03%	N/A	11/18/2054	Monthly	(63,740)	69,279	133,019
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.03%	N/A	11/18/2054	Monthly	(67,279)	69,256	136,535
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.03%	N/A	11/18/2054	Monthly	(61,371)	69,256	130,627

39	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	7.43%	N/A	11/18/2054	Monthly	1,213,312	666,872	(546,440)
CMBX.NA.A.8	CGMI	USD	5,000,000	2.00%	3.66%	N/A	10/17/2057	Monthly	262,500	52,956	(209,544)
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	3.66%	N/A	10/17/2057	Monthly	150,185	94,176	(56,009)
CMBX.NA.A.8	MORD	USD	2,000,000	2.00%	3.66%	N/A	10/17/2057	Monthly	107,500	21,182	(86,318)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	46.83%	N/A	10/17/2057	Monthly	216,864	147,374	(69,490)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	46.83%	N/A	10/17/2057	Monthly	400,908	431,099	30,191
CMBX.NA.BBB-.8	MSCI	USD	2,366,000	3.00%	46.83%	N/A	10/17/2057	Monthly	458,413	241,473	(216,940)
CMBX.NA.BBB-.8	MSCI	USD	3,153,000	3.00%	46.83%	N/A	10/17/2057	Monthly	665,756	321,794	(343,962)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	19.41%	N/A	09/17/2058	Monthly	143,660	186,882	43,222
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	19.41%	N/A	09/17/2058	Monthly	402,960	276,488	(126,472)
CMBX.NA.BBB-.9	MORD	USD	4,100,000	3.00%	19.41%	N/A	09/17/2058	Monthly	758,500	647,031	(111,469)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	19.41%	N/A	09/17/2058	Monthly	584,727	807,495	222,768
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.11%	N/A	08/17/2061	Monthly	(61,732)	150,817	212,549
CMBX.NA.A.6	CGMI	USD	15,000,000	2.00%	46.14%	N/A	05/11/2063	Monthly	750,470	542,376	(208,094)
CMBX.NA.AA.6	GS	USD	4,703,649	1.50%	107.9%	N/A	05/11/2063	Monthly	34,885	68,937	34,052
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	35.36%	N/A	05/11/2063	Monthly	1,357,351	263,607	(1,093,744)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.17%	N/A	11/18/2064	Monthly	600,000	319,930	(280,070)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	3.17%	N/A	11/18/2064	Monthly	287,104	191,958	(95,146)
CMBX.NA.A.15	MORD	USD	4,560,000	2.00%	3.17%	N/A	11/18/2064	Monthly	275,394	291,776	16,382
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	5.91%	N/A	11/18/2064	Monthly	796,875	730,312	(66,563)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	5.91%	N/A	11/18/2064	Monthly	787,500	730,312	(57,188)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	5.91%	N/A	11/18/2064	Monthly	718,500	730,312	11,812
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.56%	N/A	12/16/2072	Monthly	349,769	200,032	(149,737)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.17%	N/A	12/16/2072	Monthly	147,237	58,945	(88,292)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.17%	N/A	12/16/2072	Monthly	138,948	88,417	(50,531)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	7.51%	N/A	12/16/2072	Monthly	1,111,214	762,093	(349,121)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	7.51%	N/A	12/16/2072	Monthly	340,000	263,492	(76,508)

Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,201,343	5.00%	N/A	4,201,343 USD	12/20/2024	Quarterly	444,572	64,244	(380,328)
CDX.NA.HY.S33	CITI	USD	10,598,036	5.00%	N/A	10,598,036 USD	12/20/2024	Quarterly	1,827,631	162,057	(1,665,574)
CDX.NA.HY.S33	GS	USD	25,937,869	5.00%	N/A	25,937,869 USD	12/20/2024	Quarterly	5,736,853	396,622	(5,340,231)
CDX.NA.HY.S33	JPM	USD	10,394,872	5.00%	N/A	10,394,872 USD	12/20/2024	Quarterly	1,704,759	158,950	(1,545,809)
CDX.NA.HY.S33	MORD	USD	2,769,437	5.00%	N/A	2,769,437 USD	12/20/2024	Quarterly	476,620	42,348	(434,272)
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	55.76%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(113,923)	11,077
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	7.47%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(138,172)	(63,798)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	7.47%	4,158,800 USD	09/17/2058	Monthly	54,550	(229,852)	(284,402)
CMBX.NA.A.9	MORD	USD	7,600,000	2.00%	7.47%	7,600,000 USD	09/17/2058	Monthly	(698,250)	(420,044)	278,206
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.55%	7,540,000 USD	11/17/2059	Monthly	68,960	(7,791)	(76,751)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	0.71%	10,000,000 USD	11/18/2064	Monthly	(373,108)	(123,858)	249,250
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.71%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(34,990)	8,475

See accompanying notes to the financial statements.	40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

CMBX.NA.AAA.15	MORD	USD	9,120,000	0.50%	0.71%	9,120,000 USD	11/18/2064	Monthly	(131,742)	(112,958)	18,784

									$22,876,481	$9,689,740	$(13,186,741)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	MORD	USD 22,883,000	09/20/2024	Quarterly	37	(965,912)	(965,949)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	JPM	USD 13,660,000	09/20/2024	Quarterly	22	(236,849)	(236,871)

						$59	$(1,202,761)	$(1,202,820)

41	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	42

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.0%
	U.S. Government — 67.7%
12,107,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.17%, due 07/31/25	12,096,070
117,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26	117,158,909
5,920,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26	5,911,309
55,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26	55,630,849
24,234,636	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/24	24,113,899
30,602,355	U.S. Treasury Inflation-Indexed Notes, 0.25%, due 01/15/25	30,078,645
21,600,000	U.S. Treasury Notes, 4.63%, due 06/30/25	21,618,394
21,690,000	U.S. Treasury Notes, 3.13%, due 08/15/25	21,430,398

	Total U.S. Government	288,038,473

	U.S. Government Agency — 2.4%
10,000,000	Federal Home Loan Banks, 5.50%, due 09/04/25	10,000,108

	Repurchase Agreements — 29.9%
15,000,848	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $15,009,432 and an effective yield of 5.15%, collateralized by a U.S. Treasury Note with maturity date 02/28/29 and a market value of $15,151,815.	15,000,848
112,000,047	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/30/24 maturing on 09/03/24 with a maturity value of $112,066,127 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $113,421,707.	112,000,047

	Total Repurchase Agreements	127,000,895

	Money Market Funds — 0.0%
159,132	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 5.19% (a)	159,132

	TOTAL SHORT-TERM INVESTMENTS (COST $425,495,345)	425,198,608

	TOTAL INVESTMENTS — 100.0% (Cost $425,495,345)	425,198,608

	Other Assets and Liabilities (net) — 0.0%	95,856

	TOTAL NET ASSETS — 100.0%	$425,294,464

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

43	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2024 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.
BNM - Bank Negara Malaysia
BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.
CDI - Certificado de Deposito Interbancario
CDO - Collateralized Debt Obligation
CLICP - Chilean Average Chamber Index
CLO - Collateralized Loan Obligation
CMBS - Commercial Mortgage Backed Security
CMT - Constant Maturity Treasury
CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.
CORRA - Canadian Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
EuroSTR - Euro Short-Term Rate
FBIL - Financial Benchmarks India PVT. LTD.
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
GDP - Gross Domestic Product
HIBOR- Hong Kong Interbank Offered Rate
HKAB - Hong Kong Association of Banks
IBR - Indicador Bancario de Referencia
ILS TELBOR01 - Tel Aviv Interbank Offered Rate 1 Month denominated in Israeli Shekel.
IO - Interest Only
JSC - Joint-Stock Company
KLIBOR - Kuala Lumpur Interbank Offered Rate
KSDA - Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offer Rate
MTA - Monthly Treasury Average Index
NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.
OIS - Overnight Indexed Swaps
PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.
Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT - Real Estate Investment Trust
SAFEX - South African Futures Exchange
SARON - Swiss Average Rate Overnight
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Interbank Average Rate
SORA - Singapore Overnight Rate Average
STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
TBA - To Be Announced - Delayed Delivery Security
THOR - Thai Overnight Repurchase Rate
TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso
TONA - Tokyo Overnight Average Rate
WIBOR - Warsaw Interbank Offered Rate
XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.
ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at August 31, 2024, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$12,881,105	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	10,580,702	2,139,500,458	120,837,319
Repurchase agreements, at value (Note 2)(c)	34,000,000	42,000,000	27,000,000
Cash	173	—	152,735
Receivable for investments sold	—	7,375,925	—
Dividends and interest receivable	55,455	35,193,454	695,011
Unrealized appreciation on open forward currency contracts (Note 4)	—	2,725,961	—
Receivable for variation margin on open cleared swap contracts (Note 4)	5,261	—	19,495
Due from broker (Note 2)	—	19,680,571	—
Receivable for open OTC swap contracts (Note 4)	—	2,696,703	3,701,094
Interest receivable for open OTC swap contracts (Note 4)	—	37,943	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	7,332	—	13,005
Miscellaneous receivable	—	3,291	—

Total assets	44,648,923	2,262,095,411	152,418,659

Liabilities:
Due to custodian	—	1,169,180	—
Due to broker (Note 2)	226	—	65,084
Payable for investments purchased	—	5,214,021	—
Payable for Fund shares repurchased	542,056	1,470,227	—
Accrued foreign capital gains tax payable (Note 2)	—	30,412	—
Payable to affiliate for (Note 5):
Management fee	9,448	653,909	43,816
Shareholder service fee	2,079	222,914	6,896
Payable for variation margin on open futures contracts (Note 4)	375,998	—	20,078
Payable for variation margin on open cleared swap contracts (Note 4)	—	1,063,165	—
Unrealized depreciation on open forward currency contracts (Note 4)	109,221	1,466,367	2,550,343
Interest payable for open OTC swap contracts (Note 4)	—	519,951	986,014
Payable for open OTC swap contracts (Note 4)	—	1,369,234	—
Payable for reverse repurchase agreements (Note 2)	—	22,166,535	—
Payable to Trustees and related expenses	19	7,094	618
Miscellaneous payable	—	398	—
Accrued expenses	69,763	494,656	97,878

Total liabilities	1,108,810	35,848,063	3,770,727

Net assets	$43,540,113	$2,226,247,348	$148,647,932

(a) Cost of investments – affiliated issuers:	$—	$9,300,000	$—
(b) Cost of investments – unaffiliated issuers:	$10,461,278	$2,732,212,057	$117,060,148
(c) Cost of investments – repurchase agreements:	$34,000,000	$42,000,000	$27,000,000

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund

Net assets consist of:
Paid-in capital	$91,320,896	$3,558,750,592	$153,388,337
Distributable earnings (accumulated loss)	(47,780,783)	(1,332,503,244)	(4,740,405)

	$43,540,113	$2,226,247,348	$148,647,932

Net assets attributable to:

Class III	$—	$1,015,659,132	$—

Class IV	$—	$1,044,658,114	$—

Class VI	$43,540,113	$165,930,102	$148,508,148

Class I	$—	$—	$139,784

Shares outstanding:

Class III	—	49,862,410	—

Class IV	—	51,385,168	—

Class VI	2,103,037	8,167,354	8,371,687

Class I	—	—	7,893

Net asset value per share:

Class III	$—	$20.37	$—

Class IV	$—	$20.33	$—

Class VI	$20.70	$20.32	$17.74

Class I	$—	$—	$17.71

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$18,656,864	$11,616,211	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	58,962,512	1,327,174,039	298,197,713
Repurchase agreements, at value (Note 2)(c)	21,000,000	360,000,645	127,000,895
Foreign currency, at value (Note 2)(d)	6,112	79,143	—
Cash	841	—	885
Receivable for investments sold	1,578,232	72,774,663	—
Receivable for Fund shares sold	—	423,589	—
Dividends and interest receivable	332,267	6,843,165	1,545,784
Unrealized appreciation on open forward currency contracts (Note 4)	149,703	—	—
Due from broker (Note 2)	349,076	1,640,951	—
Receivable for open OTC swap contracts (Note 4)	116,238	11,075,336	—
Interest receivable for open OTC swap contracts (Note 4)	17,013	953,970	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,698	18,163	16,713

Total assets	101,190,556	1,792,599,875	426,761,990

Liabilities:
Investments sold short, at value (Note 2)(e)	—	72,289,945	—
Due to custodian	—	9,884	—
Payable for investments purchased	17,927,642	123,665,141	—
Payable for Fund shares repurchased	435,756	1,431,524	—
Payable to affiliate for (Note 5):
Management fee	17,395	519,761	31,653
Shareholder service fee	7,545	177,652	—
Payable for variation margin on open futures contracts (Note 4)	100,078	457,808	—
Payable for variation margin on open cleared swap contracts (Note 4)	18,292	24,420	—
Dividends payable	—	2,197,768	1,359,341
Unrealized depreciation on open forward currency contracts (Note 4)	1,061,648	—	—
Interest payable for open OTC swap contracts (Note 4)	—	213,257	—
Payable for open OTC swap contracts (Note 4)	—	2,588,357	—
Payable to Trustees and related expenses	471	2,545	1,224
Written options outstanding, at value (Note 4)(f)	—	84,557	—
Accrued expenses	104,857	416,470	75,308

Total liabilities	19,673,684	204,079,089	1,467,526

Net assets	$81,516,872	$1,588,520,786	$425,294,464

(a) Cost of investments – affiliated issuers:	$21,061,149	$11,703,541	$—
(b) Cost of investments – unaffiliated issuers:	$56,276,765	$1,398,978,836	$298,494,450
(c) Cost of investments – repurchase agreements:	$21,000,000	$360,000,645	$127,000,895
(d) Cost of foreign currency:	$—	$93,967	$—
(e) Proceeds from securities sold short:	$—	$72,772,855	$—
(f) Premiums on written options:	$—	$348,777	$—

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund

Net assets consist of:
Paid-in capital	$124,057,493	$1,733,387,145	$427,318,323
Distributable earnings (accumulated loss)	(42,540,621)	(144,866,359)	(2,023,859)

	$81,516,872	$1,588,520,786	$425,294,464

Net assets attributable to:

Class III	$13,337,524	$118,818,045	$—

Class IV	$68,179,348	$—	$—

Class VI	$—	$214,063,255	$425,294,464

Class R6	$—	$298,284,264	$—

Class I	$—	$957,355,222	$—

Shares outstanding:

Class III	744,338	4,879,940	—

Class IV	3,784,479	—	—

Class VI	—	8,791,529	85,125,988

Class R6	—	12,296,895	—

Class I	—	39,404,008	—

Net asset value per share:

Class III	$17.92	$24.35	$—

Class IV	$18.02	$—	$—

Class VI	$—	$24.35	$5.00

Class R6	$—	$24.26	$—

Class I	$—	$24.30	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2024 (Unaudited)

	Asset	Emerging
	Allocation	Country	High Yield
	Bond Fund	Debt Fund	Fund
Investment Income:
Interest	$1,060,333	$88,130,362	$3,128,354
Dividends from unaffiliated issuers	27,235	78,231	46,747
Other income	—	1,405	—

Total investment income	1,087,568	88,209,998	3,175,101

Expenses:
Management fee (Note 5)	52,749	3,980,691	265,245
Shareholder service fee – Class III (Note 5)	—	796,503	—
Shareholder service fee – Class IV (Note 5)	—	508,075	—
Shareholder service fee – Class VI (Note 5)	11,605	54,045	41,651
Shareholder service fee – Class I (Note 5)	—	—	83
Audit and tax fees	36,178	51,712	29,857
Custodian, fund accounting agent and transfer agent fees	13,633	238,134	42,589
Legal fees	2,758	23,730	4,294
Registration fees	2,033	13,159	23,625
Trustees’ fees and related expenses (Note 5)	1,200	65,970	4,449
Interest expense (Note 2)	—	417,861	—
Miscellaneous	2,388	29,498	3,892

Total expenses	122,544	6,179,378	415,685
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(50,212)	—	(66,329)

Net expenses	72,332	6,179,378	349,356

Net investment income (loss)	1,015,236	82,030,620	2,825,745

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(124,150)	(48,060,238)	(3,070,203)
Investments in affiliated issuers	—	4,743	—
Futures contracts	3,134,257	—	363,322
Options	—	6,444,672	211,584
Swap contracts	(27,585)	(3,975,951)	3,294,160
Forward currency contracts	163,833	(3,434,192)	4,309,804
Foreign currency and foreign currency related transactions	3,725	75,004	84,920

Net realized gain (loss)	3,150,080	(48,945,962)	5,193,587

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	152,195	154,548,863	4,550,549
Investments in affiliated issuers	—	200,648	—
Futures contracts	(1,123,272)	—	(49,339)
Options	—	(6,561,691)	(127,892)
Swap contracts	(51,141)	2,717,753	675,775
Forward currency contracts	(157,764)	(101,958)	(4,220,259)
Foreign currency and foreign currency related transactions	—	(120,671)	—

Net change in unrealized appreciation (depreciation)	(1,179,982)	150,682,944	828,834

Net realized and unrealized gain (loss)	1,970,098	101,736,982	6,022,421

Net increase (decrease) in net assets resulting from operations	$2,985,334	$183,767,602	$8,848,166

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2024 (Unaudited) — (Continued)

	Multi-Sector	Opportunistic
	Fixed Income	Income	U.S. Treasury
	Fund	Fund	Fund
Investment Income:
Interest	$1,045,177	$48,558,011	$14,698,973
Dividends from affiliated issuers (Note 10)	431,230	325,758	—
Dividends from unaffiliated issuers	20,559	96,021	7,029

Total investment income	1,496,966	48,979,790	14,706,002

Expenses:
Management fee (Note 5)	100,110	2,940,726	211,526
Shareholder service fee – Class III (Note 5)	10,057	87,159	—
Shareholder service fee – Class IV (Note 5)	33,339	—	—
Shareholder service fee – Class VI (Note 5)	—	59,683	—
Shareholder service fee – Class R6 (Note 5)	—	143,729	—
Shareholder service fee – Class I (Note 5)	—	709,113	—
Audit and tax fees	34,900	56,172	16,400
Custodian, fund accounting agent and transfer agent fees	57,042	756,550	50,897
Legal fees	3,722	17,930	9,150
Registration fees	3,324	64,150	1,548
Trustees’ fees and related expenses (Note 5)	2,359	40,996	15,864
Miscellaneous	1,779	33,608	4,058

Total expenses	246,632	4,909,816	309,443
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(90,056)	(271,225)	(79,269)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(36,152)	(4,683)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(5,104)	—	—

Net expenses	115,320	4,633,908	230,174

Net investment income (loss)	1,381,646	44,345,882	14,475,828

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(865,623)	(3,678,010)	348,841
Investments in securities sold short	—	(1,797,147)	—
Futures contracts	832,205	5,904,391	—
Written options	—	127,427	—
Swap contracts	(322,797)	(638,262)	—
Forward currency contracts	1,496,234	(2,074)	—
Foreign currency and foreign currency related transactions	6,614	11,302	—

Net realized gain (loss)	1,146,633	(72,373)	348,841

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,089,615	18,999,283	(762,731)
Investments in affiliated issuers	499,208	—	—
Investments in securities sold short	—	162,101	—
Futures contracts	(313,840)	(1,196,873)	—
Written options	—	218,661	—
Swap contracts	528,708	(2,590,126)	—
Forward currency contracts	(1,704,465)	—	—
Foreign currency and foreign currency related transactions	17,009	(8,485)	—

Net change in unrealized appreciation (depreciation)	1,116,235	15,584,561	(762,731)

Net realized and unrealized gain (loss)	2,262,868	15,512,188	(413,890)

Net increase (decrease) in net assets resulting from operations	$3,644,514	$59,858,070	$14,061,938

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund			Emerging Country Debt Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024		Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,015,236	$1,316,693		$82,030,620	$178,067,854

Net realized gain (loss)	3,150,080	664,466		(48,945,962)	(201,200,446)

Change in net unrealized appreciation (depreciation)	(1,179,982)	312,638		150,682,944	436,765,152

Net increase (decrease) in net assets from operations	2,985,334	2,293,797		183,767,602	413,632,560

Distributions to shareholders:

Class III	—	(409	)*	(7,261,387)	(128,801,963)

Class IV	—	—		(7,720,350)	(98,805,105)

Class VI	(373,007)	(1,687,818)		(1,243,085)	(25,492,175)

Total distributions	(373,007)	(1,688,227)		(16,224,822)	(253,099,243)

Net share transactions (Note 9):

Class III	—	(18,436	)*	(149,027,223)	(216,705,807)

Class IV	—	—		13,643,694	(282,607,487)

Class VI	701,267	19,488,953		(85,216,585)	(175,067,798)

Increase (decrease) in net assets resulting from net share transactions	701,267	19,470,517		(220,600,114)	(674,381,092)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—		814,500	2,537,837

Class IV	—	—		794,056	1,925,340

Class VI	—	—		148,500	570,885

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—		1,757,056	5,034,062

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	701,267	19,470,517		(218,843,058)	(669,347,030)

Total increase (decrease) in net assets	3,313,594	20,076,087		(51,300,278)	(508,813,713)

Net assets:

Beginning of period	40,226,519	20,150,432		2,277,547,626	2,786,361,339

End of period	$43,540,113	$40,226,519		$2,226,247,348	$2,277,547,626

*	Class III liquidated on August 28, 2023.

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,825,745	$6,613,315	$1,381,646	$4,239,021

Net realized gain (loss)	5,193,587	9,308,525	1,146,633	(7,089,997)

Change in net unrealized appreciation (depreciation)	828,834	3,136,399	1,116,235	5,863,853

Net increase (decrease) in net assets from operations	8,848,166	19,058,239	3,644,514	3,012,877

Distributions to shareholders:

Class III	—	—	(40,690)	—

Class IV	—	—	(209,903)	—

Class VI	(8,709,554)	(7,199,889)	—	—

Class I	(6,942)	(281)*	—	—

Total distributions	(8,716,496)	(7,200,170)	(250,593)	—

Net share transactions (Note 9):

Class III	—	—	604,934	(2,877,718)

Class IV	—	—	1,498,906	(27,985,359)

Class VI	(11,035,989)	(109,659,827)	—	—

Class I	47,375	91,563 *	—	—

Increase (decrease) in net assets resulting from net share transactions	(10,988,614)	(109,568,264)	2,103,840	(30,863,077)

Total increase (decrease) in net assets	(10,856,944)	(97,710,195)	5,497,761	(27,850,200)

Net assets:

Beginning of period	159,504,876	257,215,071	76,019,111	103,869,311

End of period	$148,647,932	$159,504,876	$81,516,872	$76,019,111

*	Period from April 13, 2023 (commencement of operations) through February 29, 2024.

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$44,345,882	$79,883,609	$14,475,828	$24,040,443

Net realized gain (loss)	(72,373)	(2,203,883)	348,841	(280,989)

Change in net unrealized appreciation (depreciation)	15,584,561	4,143,909	(762,731)	1,157,739

Net increase (decrease) in net assets from operations	59,858,070	81,823,635	14,061,938	24,917,193

Distributions to shareholders:

Class III	(3,203,750)	(4,242,957)	—	—

Class VI	(5,862,538)	(18,647,963)	(14,475,793)	(24,040,453)

Class R6	(5,529,288)	(11,825,892)	—	—

Class I	(24,924,562)	(50,926,913)	—	—

Total distributions	(39,520,138)	(85,643,725)	(14,475,793)	(24,040,453)

Net share transactions (Note 9):

Class III	47,583,719	21,964,569	—	—

Class VI	(35,356,929)	(144,019,338)	(123,740,748)	140,115,213

Class R6	117,668,865	(7,398,523)	—	—

Class I	8,098,182	436,305,895	—	—

Increase (decrease) in net assets resulting from net share transactions	137,993,837	306,852,603	(123,740,748)	140,115,213

Total increase (decrease) in net assets	158,331,769	303,032,513	(124,154,603)	140,991,953

Net assets:

Beginning of period	1,430,189,017	1,127,156,504	549,449,067	408,457,114

End of period	$1,588,520,786	$1,430,189,017	$425,294,464	$549,449,067

53	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$19.52		$20.37		$23.52		$23.88		$22.72		$21.67

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.47		0.92		0.40		0.39		0.27		0.56

Net realized and unrealized gain (loss)	0.88		(0.71)		(3.40)		(0.31)		1.18		1.53

Total from investment operations	1.35		0.21		(3.00)		0.08		1.45		2.09

Less distributions to shareholders:

From net investment income	(0.17)		(1.06)		(0.15)		(0.44)		(0.29)		(1.04)

Total distributions	(0.17)		(1.06)		(0.15)		(0.44)		(0.29)		(1.04)

Net asset value, end of period	$20.70		$19.52		$20.37		$23.52		$23.88		$22.72

Total Return(b)	7.01	%**	0.88%		(12.81)%		0.26%		6.39%		9.83%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$43,540		$40,227		$20,131		$37,997		$58,621		$192,410

Net operating expenses to average daily net assets	0.34	%(c) *	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		—		—		0.00	%(e)

Total net expenses to average daily net assets	0.34	%(c) *	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)

Net investment income (loss) to average daily net assets(a)	4.81	%*	4.61%		1.88%		1.60%		1.15%		2.49%

Portfolio turnover rate(f)	98	%**	0%		95%		209%		30%		16%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.24	%*	0.39%		0.61%		0.17	%(g)	0.08	%(g)	0.06	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	96%	206%	39%	37%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	54

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$18.90		$17.71		$21.34		$25.54		$27.38		$26.82

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.71		1.27		1.28		1.42		1.56		1.44

Net realized and unrealized gain (loss)	0.91		1.82		(2.52)		(3.16)		(0.85)		0.91

Total from investment operations	1.62		3.09		(1.24)		(1.74)		0.71		2.35

Less distributions to shareholders:

From net investment income	(0.15)		(1.90)		(2.39)		(1.82)		(1.93)		(1.79)

From net realized gains	—		—		—		(0.64)		(0.62)		—

Total distributions	(0.15)		(1.90)		(2.39)		(2.46)		(2.55)		(1.79)

Net asset value, end of period	$20.37		$18.90		$17.71		$21.34		$25.54		$27.38

Total Return(b)	8.58	%**	18.14%		(5.52)%		(7.83)%		2.67%		8.97%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,015,659		$1,085,552		$1,222,989		$942,565		$1,010,106		$1,133,945

Net operating expenses to average daily net assets(c)	0.53	%*	0.54%		0.54%		0.53%		0.54%		0.53%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.04	%*	0.04%		0.00	%(e)	—		0.00	%(e)	0.01%

Total net expenses to average daily net assets(c)	0.57	%*	0.58%		0.54%		0.53%		0.54%		0.54%

Net investment income (loss) to average daily net assets(a)	7.19	%*	6.96%		6.75%		5.62%		6.02%		5.23%

Portfolio turnover rate(f)	12	%**	20%		32%		34%		56%		41%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.04		$0.02		$0.02		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%	55%	40%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$18.86		$17.67		$21.30		$25.50		$27.34		$26.77

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.72		1.27		1.28		1.41		1.39		1.43

Net realized and unrealized gain (loss)	0.90		1.82		(2.51)		(3.14)		(0.66)		0.94

Total from investment operations	1.62		3.09		(1.23)		(1.73)		0.73		2.37

Less distributions to shareholders:

From net investment income	(0.15)		(1.90)		(2.40)		(1.83)		(1.95)		(1.80)

From net realized gains	—		—		—		(0.64)		(0.62)		—

Total distributions	(0.15)		(1.90)		(2.40)		(2.47)		(2.57)		(1.80)

Net asset value, end of period	$20.33		$18.86		$17.67		$21.30		$25.50		$27.34

Total Return(b)	8.63	%**	18.22%		(5.48)%		(7.82)%		2.73%		9.08%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,044,658		$955,908		$1,170,559		$1,531,528		$3,218,116		$3,219,098

Net operating expenses to average daily net assets(c)	0.48	%*	0.49%		0.49%		0.48%		0.49%		0.48%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.04	%*	0.04%		0.00	%(e)	—		0.00	%(e)	0.01%

Total net expenses to average daily net assets(c)	0.52	%*	0.53%		0.49%		0.48%		0.49%		0.49%

Net investment income (loss) to average daily net assets(a)	7.22	%*	7.02%		6.78%		5.56%		5.38%		5.22%

Portfolio turnover rate(f)	12	%**	20%		32%		34%		56%		41%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.02		$0.02		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%	55%	40%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from July 29, 2021 (commencement of operations) through February 28,
			2024		2023		2022

Net asset value, beginning of period	$18.85		$17.66		$21.30		$25.89

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.72		1.28		1.27		0.77

Net realized and unrealized gain (loss)	0.90		1.82		(2.51)		(3.60)

Total from investment operations	1.62		3.10		(1.24)		(2.83)

Less distributions to shareholders:

From net investment income	(0.15)		(1.91)		(2.40)		(1.55)

From net realized gains	—		—		—		(0.21)

Total distributions	(0.15)		(1.91)		(2.40)		(1.76)

Net asset value, end of period	$20.32		$18.85		$17.66		$21.30

Total Return(b)	8.64	%**	18.27%		(5.49)%		(11.63	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$165,930		$236,087		$392,813		$1,255,123

Net operating expenses to average daily net assets(c)	0.44	%*	0.44%		0.44%		0.43	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.04	%*	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.48	%*	0.48%		0.44%		0.43	%*

Net investment income (loss) to average daily net assets(a)	7.30	%*	7.06%		6.68%		5.35	%*

Portfolio turnover rate(f)	12	%**	20%		32%		34	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.00	%(e) (g)	—		0.00	%(e) (g) *

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.04		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$17.79		$16.73	$18.61		$20.90		$19.94		$20.21

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.64	0.32		0.21		0.64		0.48

Net realized and unrealized gain (loss)	0.71		1.20	(0.87)		0.13		0.77		0.82

Total from investment operations	1.04		1.84	(0.55)		0.34		1.41		1.30

Less distributions to shareholders:

From net investment income	(1.09)		(0.78)	(1.30)		(0.68)		(0.40)		(1.57)

From net realized gains	—		—	(0.03)		(1.95)		(0.05)		—

Total distributions	(1.09)		(0.78)	(1.33)		(2.63)		(0.45)		(1.57)

Net asset value, end of period	$17.74		$17.79	$16.73		$18.61		$20.90		$19.94

Total Return(b)	6.10	%**	11.03%	(2.90)%		1.35%		7.21%		6.40%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$148,508		$159,413	$257,215		$84,586		$94,545		$161,449

Net operating expenses to average daily net assets(c)	0.46	%*	0.46%	0.46%		0.51%		0.52	%(d)	0.52	%(d)

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.03%

Total net expenses to average daily net assets(c)	0.46	%*	0.46%	0.46%		0.51%		0.52	%(d)	0.55	%(d)

Net investment income (loss) to average daily net assets(a)	3.73	%*	3.70%	1.86%		1.05%		3.23%		2.34%

Portfolio turnover rate(g)	88	%**	94%	31%		98%		288%		105%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.06%	0.01%		0.03%		0.00	%(f) (h)	0.00	%(f) (h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	317%	214%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2024 (Unaudited)		Period from April 13, 2023 (commencement of operations) through February 29, 2024

Net asset value, beginning of period	$17.78		$17.15

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.32		0.54

Net realized and unrealized gain (loss)	0.70		0.86

Total from investment operations	1.02		1.40

Less distributions to shareholders:

From net investment income	(1.09)		(0.77)

Total distributions	(1.09)		(0.77)

Net asset value, end of period	$17.71		$17.78

Total Return(b)	5.98	%**	8.20	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$140		$92

Net expenses to average daily net assets(c)	0.62	%*	0.60	%*

Net investment income (loss) to average daily net assets(a)	3.56	%*	3.47	%*

Portfolio turnover rate	88	%**	94	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	5.58	%*	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$17.17		$16.54	$18.84		$20.13		$22.19		$20.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.30		0.69	0.47		0.27		0.43		0.53

Net realized and unrealized gain (loss)	0.50		(0.06)	(2.45)		(0.99)		(0.24	)(b)	2.01

Total from investment operations	0.80		0.63	(1.98)		(0.72)		0.19		2.54

Less distributions to shareholders:

From net investment income	(0.05)		—	(0.32)		—		(0.93)		(0.64)

From net realized gains	—		—	—		(0.57)		(1.32)		(0.59)

Total distributions	(0.05)		—	(0.32)		(0.57)		(2.25)		(1.23)

Net asset value, end of period	$17.92		$17.17	$16.54		$18.84		$20.13		$22.19

Total Return(c)	4.69	%**	3.81%	(10.54)%		(3.74)%		0.59%		12.38%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$13,338		$12,166	$14,757		$8,803		$31,602		$80,639

Net operating expenses to average daily net assets(d)	0.33	%*	0.32%	0.29%		0.31%		0.30%		0.29%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.33	%*	0.32%	0.29%		0.31%		0.30%		0.29%

Net investment income (loss) to average daily net assets(a)	3.41	%*	4.12%	2.70%		1.33%		1.98%		2.43%

Portfolio turnover rate(g)	209	%**	419%	326%		256%		262%		215%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.33	%*	0.30%	0.33%		0.24%		0.19%		0.16%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	329%	263%	335%	285%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$17.26		$16.61	$18.93		$20.20		$22.26		$20.94

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.30		0.70	0.47		0.28		0.35		0.54

Net realized and unrealized gain (loss)	0.52		(0.05)	(2.46)		(0.98)		(0.16	)(b)	2.02

Total from investment operations	0.82		0.65	(1.99)		(0.70)		0.19		2.56

Less distributions to shareholders:

From net investment income	(0.06)		—	(0.33)		—		(0.93)		(0.65)

From net realized gains	—		—	—		(0.57)		(1.32)		(0.59)

Total distributions	(0.06)		—	(0.33)		(0.57)		(2.25)		(1.24)

Net asset value, end of period	$18.02		$17.26	$16.61		$18.93		$20.20		$22.26

Total Return(c)	4.74	%**	3.91%	(10.56)%		(3.63)%		0.59%		12.44%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$68,179		$63,853	$89,113		$116,178		$133,862		$449,655

Net operating expenses to average daily net assets(d)	0.28	%*	0.27%	0.24%		0.25%		0.24%		0.24%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.28	%*	0.27%	0.24%		0.25%		0.24%		0.24%

Net investment income (loss) to average daily net assets(a)	3.46	%*	4.13%	2.70%		1.39%		1.57%		2.47%

Portfolio turnover rate(g)	209	%**	419%	326%		256%		262%		215%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.33	%*	0.30%	0.33%		0.25%		0.19%		0.16%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	329%	263%	335%	285%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
			2024		2023		2022		2021

Net asset value, beginning of period	$24.00		$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.74		1.51		1.05		0.07		0.44

Net realized and unrealized gain (loss)	0.27	(b)	0.01		(1.23)		(0.17)		(0.33)

Total from investment operations	1.01		1.52		(0.18)		(0.10)		0.11

Less distributions to shareholders:

From net investment income	(0.66)		(1.63)		(0.90)		—		(0.42)

From net realized gains	—		—		(0.37)		—		—

Total distributions	(0.66)		(1.63)		(1.27)		—		(0.42)

Net asset value, end of period	$24.35		$24.00		$24.11		$25.56		$25.57

Total Return(c)	4.25	%**	6.44%		(0.66)%		(0.39	)%**	0.43	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$118,818		$69,589		$48,101		$12,281		$13,847

Net operating expenses to average daily net assets(d)	0.58	%*	0.57%		0.56%		0.70	%*	0.56	%*

Interest and/or dividend expenses to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f) *	0.00	%(f) *

Total net expenses to average daily net assets(d)	0.58	%*	0.57%		0.56%		0.70	%*	0.56	%*

Net investment income (loss) to average daily net assets(a)	6.09	%*	6.19%		4.19%		3.92	%*	3.84	%*

Portfolio turnover rate(g)	110	%**	160%		73%		95	%**	95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(h) *	0.04	%(h)	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	109%	159%	72%	94%	45%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$24.00		$24.10		$25.56		$25.84		$26.15		$26.21

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.75		1.52		1.11		0.81		1.06		1.46

Net realized and unrealized gain (loss)	0.27	(b)	0.03		(1.27)		(0.55)		(0.31)		(0.06)

Total from investment operations	1.02		1.55		(0.16)		0.26		0.75		1.40

Less distributions to shareholders:

From net investment income	(0.67)		(1.65)		(0.93)		(0.54)		(1.06)		(1.46)

From net realized gains	—		—		(0.37)		—		—		—

Total distributions	(0.67)		(1.65)		(1.30)		(0.54)		(1.06)		(1.46)

Net asset value, end of period	$24.35		$24.00		$24.10		$25.56		$25.84		$26.15

Total Return(c)	4.29	%**	6.56%		(0.58)%		1.00%		2.95%		5.45%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$214,063		$246,187		$389,295		$375,117		$477,457		$825,876

Net operating expenses to average daily net assets(d)	0.48	%*	0.48%		0.47%		0.47%		0.47%		0.47%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.48	%*	0.48%		0.47%		0.47%		0.47%		0.47%

Net investment income (loss) to average daily net assets(a)	6.19	%*	6.24%		4.52%		3.13%		4.12%		5.50%

Portfolio turnover rate(g)	110	%**	160%		73%		95%		43%		47%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(h) *	0.03	%(h)	0.05%		0.05	%(h)	0.05	%(h)	0.04	%(h)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$—		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	109%	159%	72%	94%	45%	48%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from May 19, 2021 (commencement of operations) through February 28,
			2024		2023		2022

Net asset value, beginning of period	$23.91		$24.02		$25.48		$25.86

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.74		1.50		1.08		0.67

Net realized and unrealized gain (loss)	0.27	(b)	0.01		(1.27)		(0.51)

Total from investment operations	1.01		1.51		(0.19)		0.16

Less distributions to shareholders:

From net investment income	(0.66)		(1.62)		(0.90)		(0.54)

From net realized gains	—		—		(0.37)		—

Total distributions	(0.66)		(1.62)		(1.27)		(0.54)

Net asset value, end of period	$24.26		$23.91		$24.02		$25.48

Total Return(c)	4.26	%**	6.43%		(0.68)%		0.62	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$298,284		$178,391		$186,230		$152,877

Net operating expenses to average daily net assets(d)	0.58	%*	0.57%		0.56%		0.58	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f) *

Total net expenses to average daily net assets(d)	0.58	%*	0.57%		0.56%		0.58	%*

Net investment income (loss) to average daily net assets(a)	6.06	%*	6.16%		4.42%		3.29	%*

Portfolio turnover rate(g)	110	%**	160%		73%		95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(h) *	0.04	%(h)	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	109%	159%	72%	94%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,								Period from November 5, 2019 (commencement of operations) through February 29,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$23.95		$24.06		$25.51		$25.80		$26.12		$26.85

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.73		1.48		1.06		0.77		0.89		0.54

Net realized and unrealized gain (loss)	0.26	(b)	0.01		(1.26)		(0.57)		(0.18)		(0.08)

Total from investment operations	0.99		1.49		(0.20)		0.20		0.71		0.46

Less distributions to shareholders:

From net investment income	(0.64)		(1.60)		(0.88)		(0.49)		(1.03)		(1.19)

From net realized gains	—		—		(0.37)		—		—		—

Total distributions	(0.64)		(1.60)		(1.25)		(0.49)		(1.03)		(1.19)

Net asset value, end of period	$24.30		$23.95		$24.06		$25.51		$25.80		$26.12

Total Return(c)	4.20	%**	6.33%		(0.73)%		0.77%		2.79%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$957,355		$936,022		$503,531		$443,602		$417,150		$22,684
Net operating expenses to average daily net assets(d)	0.68	%*	0.67%		0.66%		0.67%		0.68%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f) *
Total net expenses to average daily net assets(d)	0.68	%*	0.67%		0.66%		0.67%		0.68%		0.66	%*
Net investment income (loss) to average daily net assets(a)	5.98	%*	6.09%		4.33%		2.97%		3.47%		6.55	%*
Portfolio turnover rate(g)	110	%**	160%		73%		95%		43%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(h) *	0.04	%(h)	0.05%		0.05	%(h)	0.07	%(h)	0.07	%(h) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020

Portfolio turnover rate including transactions in USTF	109%	159%	72%	94%	45%	48%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Class VI Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022		2021		2020
Net asset value, beginning of period	$5.00		$4.99	$5.01	$5.04		$5.02		$5.00

Income (loss) from investment operations:

Net investment income (loss)†	0.14		0.26	0.13	0.01		0.01		0.10

Net realized and unrealized gain (loss)	0.00	(a)	0.01	(0.03)	(0.04)		0.02		0.02

Total from investment operations	0.14		0.27	0.10	(0.03)		0.03		0.12

Less distributions to shareholders:

From net investment income	(0.14)		(0.26)	(0.12)	(0.00	)(a)	(0.01)		(0.10)

From net realized gains	—		—	—	(0.00	)(a)	(0.00	)(a)	—

Total distributions	(0.14)		(0.26)	(0.12)	(0.00	)(a)	(0.01)		(0.10)

Net asset value, end of period	$5.00		$5.00	$4.99	$5.01		$5.04		$5.02

Total Return(b)	2.80	%**	5.54%	2.00%	(0.37)%		0.63%		2.47%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$425,294		$549,449	$408,457	$257,766		$382,455		$222,762

Net expenses to average daily net assets	0.09	%*	0.08%	0.01%	0.02%		0.08%		0.06%

Net investment income (loss) to average daily net assets	5.53	%*	5.22%	2.60%	0.13%		0.20%		2.03%

Portfolio turnover rate(c)	0	%**	0%	0%	0%		0%		0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%	0.12%	0.10%		0.03%		0.05%

(a)	Rounds to less than $0.01.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Notes to Financial Statements

August 31, 2024 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Effective June 30, 2024, U.S. Treasury Fund Core Shares were redesignated as Class VI Shares. This share class name change had no impact on the Fund’s operations or investment policies.

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using

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industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2024:

Description	Level 1	Level 2	Level 3	Total

Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$6,901,421	$—	$—	$6,901,421

TOTAL DEBT OBLIGATIONS	6,901,421	—	—	6,901,421

Short-Term Investments	1,832,377	35,846,904	—	37,679,281

Total Investments	8,733,798	35,846,904	—	44,580,702

Derivatives^
Swap Contracts
Credit Risk	—	350,056	—	350,056

Total	$8,733,798	$36,196,960	$—	$44,930,758

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(109,221)	$—	$(109,221)
Futures Contracts
Interest Rate Risk	(827,357)	—	—	(827,357)

Total	$(827,357)	$(109,221)	$—	$(936,578)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,846,147	$—	$5,846,147
Corporate Debt	—	98,499,378	18,442,778	116,942,156
Sovereign and Sovereign Agency Issuers	—	1,811,101,884	132,142,636	1,943,244,520
U.S. Government	10,318,915	—	—	10,318,915

TOTAL DEBT OBLIGATIONS	10,318,915	1,915,447,409	150,585,414	2,076,351,738

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Description	Level 1	Level 2	Level 3	Total

Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$31,654,625	$31,654,625
Loan Participations	—	—	5,527,190	5,527,190
Investment Funds	—	—	12,881,105	12,881,105
Rights/Warrants	—	22,856,140	88,418	22,944,558
Short-Term Investments	3,022,347	42,000,000	—	45,022,347

Total Investments	13,341,262	1,980,303,549	200,736,752	2,194,381,563

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,725,961	—	2,725,961
Swap Contracts
Credit Risk	—	6,818,415	—	6,818,415
Interest Rate Risk	—	5,432,860	—	5,432,860

Total	$13,341,262	$1,995,280,785	$200,736,752	$2,209,358,799

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,466,367)	$—	$(1,466,367)
Swap Contracts
Credit Risk	—	(1,369,234)	—	(1,369,234)
Interest Rate Risk	—	(9,821,686)	—	(9,821,686)

Total	$—	$(12,657,287)	$—	$(12,657,287)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$30,873,217	$—	$30,873,217
U.S. Government	50,815,555	—	—	50,815,555

TOTAL DEBT OBLIGATIONS	50,815,555	30,873,217	—	81,688,772

Short-Term Investments	2,690,919	63,457,628	—	66,148,547

Total Investments	53,506,474	94,330,845	—	147,837,319

Derivatives^
Swap Contracts
Credit Risk	—	1,503,289	—	1,503,289
Interest Rate Risk	—	3,701,094	—	3,701,094

Total	$53,506,474	$99,535,228	$—	$153,041,702

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,550,343)	$—	$(2,550,343)
Futures Contracts
Interest Rate Risk	(35,559)	—	—	(35,559)

Total	$(35,559)	$(2,550,343)	$—	$(2,585,902)

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Description	Level 1	Level 2	Level 3	Total

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$17,915,897	$—	$17,915,897
U.S. Government	2,048,791	—	—	2,048,791
U.S. Government Agency	—	15,981,476	—	15,981,476

TOTAL DEBT OBLIGATIONS	2,048,791	33,897,373	—	35,946,164

Common Stocks	11,602,500	—	—	11,602,500
Mutual Funds	18,656,864	—	—	18,656,864
Short-Term Investments	1,461,140	30,952,708	—	32,413,848

Total Investments	33,769,295	64,850,081	—	98,619,376

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	149,703	—	149,703
Swap Contracts
Interest Rate Risk	—	608,986	—	608,986

Total	$33,769,295	$65,608,770	$—	$99,378,065

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,061,648)	$—	$(1,061,648)
Futures Contracts
Interest Rate Risk	(223,402)	—	—	(223,402)
Swap Contracts
Credit Risk	—	(88,764)	—	(88,764)
Interest Rate Risk	—	(478,767)	—	(478,767)

Total	$(223,402)	$(1,629,179)	$—	$(1,852,581)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$991,755,099	$7,750,528	$999,505,627
U.S. Government	201,696,623	—	—	201,696,623
U.S. Government Agency	7,500,001	114,276,866	—	121,776,867

TOTAL DEBT OBLIGATIONS	209,196,624	1,106,031,965	7,750,528	1,322,979,117

Mutual Funds	11,616,211	—	—	11,616,211
Short-Term Investments	3,927,207	360,000,645	—	363,927,852
Purchased Options	—	267,715	—	267,715

Total Investments	224,740,042	1,466,300,325	7,750,528	1,698,790,895

Derivatives^
Swap Contracts
Credit Risk	—	11,075,336	—	11,075,336

Total	$224,740,042	$1,477,375,661	$7,750,528	$1,709,866,231

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Description	Level 1	Level 2	Level 3	Total

Opportunistic Income Fund (continued)
Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(72,289,945)	$—	$(72,289,945)

TOTAL DEBT OBLIGATIONS	—	(72,289,945)	—	(72,289,945)

Derivatives^
Futures Contracts
Interest Rate Risk	(676,393)	—	—	(676,393)
Written Options
Credit Risk	—	(84,557)	—	(84,557)
Swap Contracts
Credit Risk	—	(5,238,128)	—	(5,238,128)
Interest Rate Risk	—	(1,202,761)	—	(1,202,761)

Total	$(676,393)	$(78,815,391)	$—	$(79,491,784)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$244,005,169	$181,193,439	$—	$425,198,608

Total Investments	244,005,169	181,193,439	—	425,198,608

Total	$244,005,169	$181,193,439	$—	$425,198,608

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2024, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and Meridiam Eastern Europe Investment S.á.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price.

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The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of August 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2024
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,769,296	$—	$—	$16,800	$—	$2,656,682	$—	$—		$18,442,778	$2,656,682
Sovereign and Sovereign Agency Issuers	160,306,605	—	(73,516,960)	1,835,809	(2,393,563)	56,035,838	—	(10,125,093	)‡	132,142,636	11,009,350
Investment Funds	13,370,532	—	(694,818)	—	4,743	200,648	—	—		12,881,105	419,542
Loan Assignments	22,151,861	13,393,243	(6,782,003)	231,791	1,062,699	1,597,034	—	—		31,654,625	1,590,480
Loan Participations	8,710,556	—	(3,505,118)	53,033	48,885	219,834	—	—		5,527,190	169,310
Rights/Warrants	5,204,280	—	—	—	—	2,229,878	—	(7,345,740	)‡	88,418	(234,670)

Total Investments	225,513,130	13,393,243	(84,498,899)	2,137,433	(1,277,236)	62,939,914	—	(17,470,833)		200,736,752	15,610,694

Derivatives
Options	117,019	—	—	—	6,444,672	(6,561,691)	—	—		—	—

Total	$225,630,149	$13,393,243	$(84,498,899)#	$2,137,433	$5,167,436	$56,378,223	$—	$(17,470,833)		$200,736,752	$15,610,694

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $11,459,535 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	39,063,956	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60%(1.42%)
Sovereign and Sovereign Agency Issuers	9,435	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	14,754,675	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Sovereign and Sovereign Agency Issuers	2,251,200	Fair Value	Repurchase price/discount for lack of liquidity	N/A
Loan Assignment	968,912	Fair Value	Discount for lack of liquidity/marketability	4.00% (N/A)
Loan Participation	365,012	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Loan Assignment	12,813,795	Fair Value	Vendor price of comparable loan	N/A
Warrants	88,418	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	12,881,105	Fair Value	Net asset value statement	N/A

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2024, the value of these securities and/or derivatives for Emerging Country Debt Fund was $117,540,244. The inputs for these investments are not readily available or cannot be reasonably estimated.

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Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction

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defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2024, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	34,000,000	34,391,053	4.0
Emerging Country Debt Fund	Nomura Securities International, Inc.	42,000,000	42,481,769	4.0
High Yield Fund	Nomura Securities International, Inc.	27,000,000	27,309,422	4.0
Multi-Sector Fixed Income Fund	Nomura Securities International, Inc.	21,000,000	21,240,884	4.0
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	360,000,645	364,570,271	4.0
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	127,000,895	128,573,522	4.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2024, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	22,166,535	24,243,928

As of August 31, 2024, Emerging Country Debt Fund had investments in reverse repurchase agreements with Barclays Bank PLC, Morgan Stanley & Co. International PLC and Nomura International PLC with a gross value of $22,166,535. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2024, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2024

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$1,443,022	$1,443,022
Sovereign and Sovereign Agency Issuers	—	—	—	—	20,723,513	20,723,513

Total borrowings	$—	$—	$—	$—	$22,166,535	$22,166,535

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Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund and Opportunistic Income Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. The policy of Opportunistic Income Fund is to declare dividends monthly, to the extent net investment income is available. Opportunistic Income Fund will generally pay dividends on the first business day following the declaration. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

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Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2024, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2024, certain Funds elected to defer to March 1, 2024 post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	—
Emerging Country Debt Fund	—
High Yield Fund	—
Multi-Sector Fixed Income Fund	(29,228)
Opportunistic Income Fund	—
U.S. Treasury Fund	—

As of February 29, 2024, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2024, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,698,734)	(22,870,390)
Emerging Country Debt Fund	(16,085,310)	(269,632,179)
High Yield Fund	(5,912,087)	(3,874,740)
Multi-Sector Fixed Income Fund	(8,432,648)	(34,038,585)
Opportunistic Income Fund	—	(49,019,086)
U.S. Treasury Fund	(2,075,998)	—

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As of August 31, 2024, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	44,729,946	—	(149,244)	(149,244)	(987,719)
Emerging Country Debt Fund	2,991,588,100	65,547,002	(862,753,539)	(797,206,537)	(12,685,303)
High Yield Fund	147,217,974	717,884	(98,539)	619,345	1,550,025
Multi-Sector Fixed Income Fund	99,764,829	1,576,782	(2,722,235)	(1,145,453)	(1,763,494)
Opportunistic Income Fund	1,708,811,780	20,469,285	(102,780,115)	(82,310,830)	(16,020,988)
U.S. Treasury Fund	425,504,101	201,256	(506,749)	(305,493)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2024, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as

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a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2024, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund

Credit Risk	X	X	X	X	X	X

Market Risk – Fixed Income	X	X	X	X	X	X

Illiquidity Risk	X	X	X	X	X

Derivatives and Short Sales Risk	X	X	X	X	X

Management and Operational Risk	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X

Market Disruption and Geopolitical Risk	X	X	X	X	X	X

Focused Investment Risk	X	X	X	X	X

Large Shareholder Risk	X	X	X	X	X	X

Currency Risk	X	X	X	X	X

Non-U.S. Investment Risk	X	X	X	X	X

Leveraging Risk	X	X	X	X	X

Market Risk – Asset-Backed Securities	X			X	X

Futures Contracts Risk			X	X	X

Fund of Funds Risk	X		X	X

Smaller Company Risk	X			X	X

Commodities Risk	X

Market Risk – Equities	X

Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of an obligation underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment

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obligations or in anticipation of such a failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g. nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time the Fund liquidates assets to fund that redemption.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in

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the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2024, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies	X	X		X
Futures contracts
Adjust interest rate exposure	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit			X		X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit		X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X	X		X
Adjust exposure to certain markets		X		X	X
Adjust interest rate exposure	X	X		X
Adjust portfolio beta		X
Generate long risk exposure to an index			X

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Type of Derivative and Objective for Use (continued)	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Hedge non-core equity exposure				X
Provide a measure of protection against default loss		X	X		X
Provide exposure to the Fund’s benchmark			X	X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic

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environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024 and the Statements of Operations for the period ended August 31, 2024^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Swap Contracts, at value¤	$350,056	$—	$—	$350,056

Total	$350,056	$—	$—	$350,056

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(109,221)	$—	$(109,221)
Unrealized Depreciation on Futures Contracts¤	—	—	(827,357)	(827,357)

Total	$—	$(109,221)	$(827,357)	$(936,578)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$3,134,257	$3,134,257
Swap Contracts	(27,585)	—	—	(27,585)
Forward Currency Contracts	—	163,833	—	163,833

Total	$(27,585)	$163,833	$3,134,257	$3,270,505

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(1,123,272)	$(1,123,272)
Swap Contracts	(51,141)	—	—	(51,141)
Forward Currency Contracts	—	(157,764)	—	(157,764)

Total	$(51,141)	$(157,764)	$(1,123,272)	$(1,332,177)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$2,725,961	$—	$2,725,961
Swap Contracts, at value¤	6,818,415	—	5,432,860	12,251,275

Total	$6,818,415	$2,725,961	$5,432,860	$14,977,236

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(1,466,367)	$—	$(1,466,367)
Swap Contracts, at value¤	(1,369,234)	—	(9,821,686)	(11,190,920)

Total	$(1,369,234)	$(1,466,367)	$(9,821,686)	$(12,657,287)

Net Realized Gain (Loss) on
Options	$6,444,672	$—	$—	$6,444,672
Swap Contracts	(4,010,256)	—	34,305	(3,975,951)
Forward Currency Contracts	—	(3,434,192)	—	(3,434,192)

Total	$2,434,416	$(3,434,192)	$34,305	$(965,471)

Change in Net Appreciation (Depreciation) on
Options	$(6,561,691)	$—	$—	$(6,561,691)
Swap Contracts	582,022	—	2,135,731	2,717,753
Forward Currency Contracts	—	(101,958)	—	(101,958)

Total	$(5,979,669)	$(101,958)	$2,135,731	$(3,945,896)

High Yield Fund
Asset Derivatives
Swap Contracts, at value¤	$1,503,289	$—	$3,701,094	$5,204,383

Total	$1,503,289	$—	$3,701,094	$5,204,383

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(2,550,343)	$—	$(2,550,343)
Unrealized Depreciation on Futures Contracts¤	—	—	(35,559)	(35,559)

Total	$—	$(2,550,343)	$(35,559)	$(2,585,902)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$363,322	$363,322
Written Options	211,584	—	—	211,584
Swap Contracts	643,780	—	2,650,380	3,294,160
Forward Currency Contracts	—	4,309,804	—	4,309,804

Total	$855,364	$4,309,804	$3,013,702	$8,178,870

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(49,339)	$(49,339)
Written Options	(127,892)	—	—	(127,892)
Swap Contracts	413,015	—	262,760	675,775
Forward Currency Contracts	—	(4,220,259)	—	(4,220,259)

Total	$285,123	$(4,220,259)	$213,421	$(3,721,715)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$149,703	$—	$149,703
Swap Contracts, at value¤	—	—	608,986	608,986

Total	$—	$149,703	$608,986	$758,689

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(1,061,648)	$—	$(1,061,648)
Unrealized Depreciation on Futures Contracts¤	—	—	(223,402)	(223,402)
Swap Contracts, at value¤	(88,764)	—	(478,767)	(567,531)

Total	$(88,764)	$(1,061,648)	$(702,169)	$(1,852,581)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$832,205	$832,205
Swap Contracts	(11,889)	—	(310,908)	(322,797)
Forward Currency Contracts	—	1,496,234	—	1,496,234

Total	$(11,889)	$1,496,234	$521,297	$2,005,642

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(313,840)	$(313,840)
Swap Contracts	3,058	—	525,650	528,708
Forward Currency Contracts	—	(1,704,465)	—	(1,704,465)

Total	$3,058	$(1,704,465)	$211,810	$(1,489,597)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$267,715	$—	$—	$267,715
Swap Contracts, at value¤	11,075,336	—	—	11,075,336

Total	$11,343,051	$—	$—	$11,343,051

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(676,393)	$(676,393)
Written Options, at value	(84,557)	—	—	(84,557)
Swap Contracts, at value¤	(5,238,128)	—	(1,202,761)	(6,440,889)

Total	$(5,322,685)	$—	$(1,879,154)	$(7,201,839)

Net Realized Gain (Loss) on
Investments (purchased options)	$(121,863)	$—	$—	$(121,863)
Futures Contracts	—	—	5,904,391	5,904,391
Written Options	127,427	—	—	127,427
Swap Contracts	(1,019,685)	—	381,423	(638,262)
Forward Currency Contracts	—	(2,074)	—	(2,074)

Total	$(1,014,121)	$(2,074)	$6,285,814	$5,269,619

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$4,674	$—	$—	$4,674
Futures Contracts	—	—	(1,196,873)	(1,196,873)
Written Options	218,661	—	—	218,661
Swap Contracts	(1,193,790)	—	(1,396,336)	(2,590,126)

Total	$(970,455)	$—	$(2,593,209)	$(3,563,664)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

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Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2024, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2024:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(109,221)	$—	$—	$(109,221)

Total	$(109,221)	$—	$—	$(109,221)

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Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$119,897	$(30,000)	$(14,907)	$74,990
Citibank N.A.	300,414	—	(300,414)	—
Deutsche Bank AG	153,364	—	(36,551)	116,813
Goldman Sachs International	1,329,121	(1,289,231)	—	39,890
JPMorgan Chase Bank, N.A.	788,752	(788,752)	—	—	*
Morgan Stanley & Co. International PLC	863,672	—	(540,767)	322,905
Morgan Stanley Capital Services LLC	240,581	—	(240,581)	—
State Street Bank and Trust Company	1,626,863	—	(925,600)	701,263

Total	$5,422,664	$(2,107,983)	$(2,058,820)	$1,255,861

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(14,907)	$—	$14,907	$—
Citibank N.A.	(820,505)	520,091	300,414	—	*
Deutsche Bank AG	(36,551)	—	36,551	—
Morgan Stanley & Co. International PLC	(540,767)	—	540,767	—
Morgan Stanley Capital Services LLC	(497,271)	—	240,581	(256,690)
State Street Bank and Trust Company	(925,600)	—	925,600	—

Total	$(2,835,601)	$520,091	$2,058,820	$(256,690)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$661,549	$(548,982)	$—	$112,567
JPMorgan Chase Bank, N.A.	1,335,037	(1,057,593)	—	277,444
Morgan Stanley & Co. International PLC	1,704,508	—	(1,704,508)	—

Total	$3,701,094	$(1,606,575)	$(1,704,508)	$390,011

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$(1,809,752)	$105,244	$1,704,508	$—	*
State Street Bank and Trust Company	(740,591)	740,591	—	—	*

Total	$(2,550,343)	$845,835	$1,704,508	$—

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Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$22,698	$—	$—	$22,698
Barclays Bank PLC	10,447	—	(9,531)	916
Brown Brothers Harriman & Co.	6,552	—	(2,098)	4,454
Citibank N.A.	44,592	—	(9,117)	35,475
Deutsche Bank AG	6,185	—	(6,185)	—
Goldman Sachs International	111,950	(83,223)	(28,727)	— *
JPMorgan Chase Bank, N.A.	17,038	—	(17,038)	—
Morgan Stanley & Co. International PLC	36,847	—	(36,847)	—
State Street Bank and Trust Company	9,632	—	(9,632)	—

Total	$265,941	$(83,223)	$(119,175)	$63,543

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(9,531)	$—	$9,531	$—
Brown Brothers Harriman & Co.	(2,098)	—	2,098	—
Citibank N.A.	(9,117)	—	9,117	—
Deutsche Bank AG	(12,028)	—	6,185	(5,843)
Goldman Sachs International	(28,727)	—	28,727	—
JPMorgan Chase Bank, N.A.	(116,384)	14,982	17,038	(84,364)
Morgan Stanley & Co. International PLC	(42,201)	5,354	36,847	— *
State Street Bank and Trust Company	(841,562)	769,619	9,632	(62,311)

Total	$(1,061,648)	$789,955	$119,175	$(152,518)

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$643	$(643)	$—	$—	*
Citibank N.A.	226,301	(103,246)	(123,055)	—	*
Citigroup Global Markets Inc.	4,166,194	(3,790,241)	(375,953)	—	*
Deutsche Bank AG	190,346	(190,346)	—	—	*
Goldman Sachs International	3,164,843	(2,774,012)	(390,831)	—	*
JPMorgan Chase Bank, N.A.	158,950	—	(158,950)	—
Morgan Stanley & Co. International PLC	1,295,472	(790,000)	—	505,472
Morgan Stanley Capital Services LLC	2,140,302	(641,388)	(1,498,914)	—	*

Total	$11,343,051	$(8,289,876)	$(2,547,703)	$505,472

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August 31, 2024 (Unaudited)

Opportunistic Income Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(123,055)	$—	$123,055	$—
Citigroup Global Markets Inc.	(375,953)	—	375,953	—
Goldman Sachs International	(390,831)	—	390,831	—
JPMorgan Chase Bank, N.A.	(284,161)	39,951	158,950	(85,260)
Morgan Stanley Capital Services LLC	(1,498,914)	—	1,498,914	—

Total	$(2,672,914)	$39,951	$2,547,703	$(85,260)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2024:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Asset Allocation Bond Fund	1,768,572	117,202,147	—	6,650,000
Emerging Country Debt Fund	447,819,458	—	20,399,500	925,907,724
High Yield Fund	34,923,182	14,091,367	19,810,000	109,636,450
Multi-Sector Fixed Income Fund	35,636,199	37,714,783	—	82,507,774
Opportunistic Income Fund	91,600	1,139,397,442	211,702,618	516,520,198

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08%(a)

(a)	From April 9, 2021 to May 1, 2023 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

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August 31, 2024 (Unaudited)

information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%*			0.055%
Emerging Country Debt Fund	0.15%	0.10%		0.055%
High Yield Fund	0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Multi-Sector Fixed Income Fund	0.15%	0.10%			0.15%*	0.15%*
Opportunistic Income Fund	0.15%			0.055%	0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2024.

For Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2024, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2024, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028
High Yield Fund, Class VI	$30,232	$102,338	$63,263
High Yield Fund, Class I	—	$21	$46

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

For High Yield Fund, Opportunistic Income Fund and Multi-Sector Fixed Income Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the Fund’s average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2024 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	1,200
Emerging Country Debt Fund	65,970
High Yield Fund	4,449
Multi-Sector Fixed Income Fund	2,359
Opportunistic Income Fund	40,996
U.S. Treasury Fund	15,864

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2024, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.111%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2024, the Funds did not engage in these transactions.

96

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2024 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	6,909,913	—	5,001,877	—
Emerging Country Debt Fund	1,999,261	260,105,091	—	423,608,720
High Yield Fund	60,094,583	18,313,484	46,682,693	12,814,276
Multi-Sector Fixed Income Fund	125,397,617	9,474,759	127,280,027	9,030,843
Opportunistic Income Fund	1,158,885,419	236,238,409	999,780,465	238,161,472
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2024

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	3#	99.91%
Emerging Country Debt Fund	2	22.06%
High Yield Fund	2‡	86.93%
Multi-Sector Fixed Income Fund	2‡	74.28%
Opportunistic Income Fund	2	48.31%
U.S. Treasury Fund	3#	74.83%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

97

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount

Asset Allocation Bond Fund
Class III:(a)
Shares issued to shareholders in reinvestment of distributions	—	$—	20		$408
Shares repurchased	—	—	(957)		(18,844)

Net increase (decrease)	—	$—	(937)		$(18,436)

Class VI:
Shares sold	111,284	$2,130,316	1,144,359		$20,987,190
Shares issued to shareholders in reinvestment of distributions	19,851	373,007	82,688		1,687,818
Shares repurchased	(89,249)	(1,802,056)	(154,240)		(3,186,055)

Net increase (decrease)	41,886	$701,267	1,072,807		$19,488,953

Emerging Country Debt Fund
Class III:
Shares sold	3,774,575	$74,820,599	6,402,853		$120,449,845
Shares issued to shareholders in reinvestment of distributions	280,976	5,484,650	5,822,525		104,027,506
Shares repurchased	(11,634,891)	(229,332,472)	(23,842,655)		(441,183,158)
Purchase premiums	—	—	—		19,080
Redemption fees	—	814,500	—		2,518,757

Net increase (decrease)	(7,579,340)	$(148,212,723)	(11,617,277)		$(214,167,970)

Class IV:
Shares sold	670,156	$13,000,000	14,812,246		$273,898,320
Shares issued to shareholders in reinvestment of distributions	290,859	5,665,939	4,567,929		81,427,664
Shares repurchased	(253,265)	(5,022,245)	(34,931,798	)(b)	(637,933,471	)(b)
Purchase premiums	—	—	—		17,928
Redemption fees	—	794,056	—		1,907,412

Net increase (decrease)	707,750	$14,437,750	(15,551,623)		$(280,682,147)

Class VI:
Shares sold	—	$—	419,495		$7,690,236
Shares issued to shareholders in reinvestment of distributions	54,617	1,062,846	1,305,429		23,268,559
Shares repurchased	(4,413,180)	(86,279,431)	(11,436,880)		(206,026,593)
Purchase premiums	—	—	—		4,992
Redemption fees	—	148,500	—		565,893

Net increase (decrease)	(4,358,563)	$(85,068,085)	(9,711,956)		$(174,496,913)

98

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount

High Yield Fund
Class VI:
Shares sold	—	$—	553,395	$9,505,515
Shares issued to shareholders in reinvestment of distributions	496,409	8,493,556	381,368	6,700,641
Shares repurchased	(1,083,267)	(19,529,545)	(7,354,702)	(125,865,983)

Net increase (decrease)	(586,858)	$(11,035,989)	(6,419,939)	$(109,659,827)

Class I:(c)
Shares sold	2,685	$47,437	5,267	$92,781
Shares issued to shareholders in reinvestment of distributions	396	6,762	16	281
Shares repurchased	(383)	(6,824)	(88)	(1,499)

Net increase (decrease)	2,698	$47,375	5,195	$91,563

Multi-Sector Fixed Income Fund
Class III:
Shares sold	57,803	$1,000,000	295,483	$5,000,000
Shares issued to shareholders in reinvestment of distributions	2,363	40,690	—	—
Shares repurchased	(24,317)	(435,756)	(479,430)	(7,877,718)

Net increase (decrease)	35,849	$604,934	(183,947)	$(2,877,718)

Class IV:
Shares sold	122,108	$2,119,252	484,459	$8,215,674
Shares issued to shareholders in reinvestment of distributions	9,251	160,136	—	—
Shares repurchased	(45,750)	(780,482)	(2,149,061)	(36,201,033)

Net increase (decrease)	85,609	$1,498,906	(1,664,602)	$(27,985,359)

Opportunistic Income Fund
Class III:
Shares sold	2,091,766	$50,300,000	977,147	$23,800,000
Shares issued to shareholders in reinvestment of distributions	107,264	2,589,069	120,585	2,873,308
Shares repurchased	(218,597)	(5,305,350)	(193,616)	(4,708,739)

Net increase (decrease)	1,980,433	$47,583,719	904,116	$21,964,569

Class VI:
Shares sold	272,040	$6,592,009	566,577	$13,802,646
Shares issued to shareholders in reinvestment of distributions	135,516	3,270,860	503,545	12,016,839
Shares repurchased	(1,873,936)	(45,219,798)	(6,964,017)	(169,838,823)

Net increase (decrease)	(1,466,380)	$(35,356,929)	(5,893,895)	$(144,019,338)

Class R6:
Shares sold	5,216,676	$126,798,202	1,086,570	$26,250,816
Shares issued to shareholders in reinvestment of distributions	106,030	2,555,471	191,058	4,539,110
Shares repurchased	(485,804)	(11,684,808)	(1,571,156)	(38,188,449)

Net increase (decrease)	4,836,902	$117,668,865	(293,528)	$(7,398,523)

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount

Opportunistic Income Fund (continued)
Class I:
Shares sold	10,889,375	$262,161,044	27,127,888	$653,930,917
Shares issued to shareholders in reinvestment of distributions	847,974	20,424,395	1,791,444	42,616,852
Shares repurchased	(11,414,729)	(274,487,257)	(10,770,404)	(260,241,874)

Net increase (decrease)	322,620	$8,098,182	18,148,928	$436,305,895

U.S. Treasury Fund
Class VI:
Shares sold	315,023,542	$1,574,307,458	803,911,414	$4,018,078,460
Shares issued to shareholders in reinvestment of distributions	505,122	2,524,965	1,040,739	5,202,810
Shares repurchased	(340,241,909)	(1,700,573,171)	(776,971,121)	(3,883,166,057)

Net increase (decrease)	(24,713,245)	$(123,740,748)	27,981,032	$140,115,213

(a)	Class III liquidated on August 28, 2023.

(b)	12,711,453 shares and $230,967,102 were redeemed in-kind by an affiliate.

(c)	The period under the heading “Year Ended February 29, 2024” represents the period from April 13, 2023 (commencement of operations) through February 29, 2024.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$12,461,563	$—	$—	$—	$—	$—	$419,542	$12,881,105
Bona Fide Investments Feeder LLC	908,969	—	694,818	—	—	4,743	(218,894)	—

Totals	$13,370,532	$—	$694,818	$—	$—	$4,743	$200,648	$12,881,105

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$3,697,253	$—	$—	$29,833	$—	$—	$288,327	$3,985,580
GMO Opportunistic Income Fund, Class VI	14,460,403	—	—	401,397	—	—	210,881	14,671,284

Totals	$18,157,656	$—	$—	$431,230	$—	$—	$499,208	$18,656,864

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$11,616,211	$—	$—	$325,758	$—	$—	$—	$11,616,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through August 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

100

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2024 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

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GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable. In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that third-party managed fund, and to that other vehicle and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to that third-party managed fund, and managing that other vehicle and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable. In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund to that third-party managed fund, and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to that third-party managed fund, and managing that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

108

SR-083124-FI

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2024

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 101.2%

	Australia — 0.9%
22,445	BHP Group Ltd.	617,992
27,572	BlueScope Steel Ltd.	384,131
40,924	Brambles Ltd. (a)	504,482
8,784	Fortescue Ltd.	108,214

	Total Australia	1,614,819

	Belgium — 0.3%
10,475	Ageas SA (a)	538,444
1,028	Groupe Bruxelles Lambert NV (a)	79,377

	Total Belgium	617,821

	Canada — 3.6%
3,500	Alimentation Couche-Tard, Inc. (a)	199,796
400	BRP, Inc. (a) (b)	29,011
372	BRP, Inc. (b)	26,925
4,600	Canadian Tire Corp. Ltd. – Class A (a)	524,427
1,800	Empire Co. Ltd. – Class A	50,194
2,500	iA Financial Corp., Inc. (a)	192,149
12,699	Magna International, Inc. (b)	533,739
1,600	Magna International, Inc. (a) (b)	67,246
14,227	Manulife Financial Corp. (a) (b)	392,807
8,000	Manulife Financial Corp. (a) (b)	220,888
10,308	Nutrien Ltd. (b)	499,113
2,200	Nutrien Ltd. (b)	106,551
47,793	Nuvei Corp. (a)	1,589,595
2,800	Onex Corp. (a)	197,838
8,235	Open Text Corp. (a) (b)	262,038
2,000	Open Text Corp. (a) (b)	63,637
14,800	Power Corp. of Canada (a)	454,329
15,200	Quebecor, Inc. – Class B (a)	377,505
176,256	Resolute Forest Products, Inc. * (c)	352,512
5,000	West Fraser Timber Co. Ltd. (b)	442,437
1,214	West Fraser Timber Co. Ltd. (b)	107,463

	Total Canada	6,690,200

	China — 0.8%
121,000	AviChina Industry & Technology Co. Ltd. – Class H	51,720
111,000	Bank of Communications Co. Ltd. – Class H	80,213
34,500	Beijing Enterprises Holdings Ltd.	111,511
104,000	China Communications Services Corp. Ltd. – Class H	52,971
810,000	China Construction Bank Corp. – Class H	568,733
302,000	China Railway Group Ltd. – Class H	139,467
308,000	China Zhongwang Holdings Ltd. * (d)	—
213,000	CITIC Ltd.	211,387
10,500	Orient Overseas International Ltd. (a)	145,333
8,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	11,727
17,200	Sinopharm Group Co. Ltd. – Class H	39,805

	Total China	1,412,867

Shares	Description	Value ($)

	Denmark — 1.1%
109	AP Moller - Maersk AS – Class A (a)	158,534
248	AP Moller - Maersk AS – Class B (a)	370,831
17,636	Danske Bank AS	550,459
1,932	Genmab AS * (a)	537,314
840	ROCKWOOL AS – B Shares (a)	364,475

	Total Denmark	1,981,613

	Finland — 0.3%
137,107	Nokia OYJ (a)	604,409

	France — 1.2%
22,898	ArcelorMittal SA	536,446
917	Cie de Saint-Gobain SA (a)	80,133
10,953	Renault SA	519,525
19,325	Societe Generale SA	467,142
9,577	STMicroelectronics NV - NY Shares	305,985
22,701	Vivendi SE (a)	254,657

	Total France	2,163,888

	Germany — 1.0%
4,491	Bayerische Motoren Werke AG (a)	416,783
5,425	Continental AG	366,820
5,038	Daimler Truck Holding AG (a)	193,673
11,993	E.ON SE (a)	170,015
8,577	Mercedes-Benz Group AG (a)	591,170
485	Volkswagen AG (a)	54,177

	Total Germany	1,792,638

	Israel — 0.8%
14,212	Bank Hapoalim BM	141,681
52,167	Bank Leumi Le-Israel BM	504,430
2,788	Check Point Software Technologies Ltd. * (e)	536,690
9,959	Israel Discount Bank Ltd. – Class A	55,266
965	Nice Ltd. Sponsored ADR* (a)	167,659
6,514	Teva Pharmaceutical Industries Ltd. Sponsored ADR* (a)	122,919
973	Teva Pharmaceutical Industries Ltd. *	18,301

	Total Israel	1,546,946

	Italy — 0.8%
21,188	Leonardo SpA (a)	540,512
32,340	Stellantis NV (a)	544,231
745,311	Telecom Italia SpA * (a)	197,259
5,905	Tenaris SA ADR (a)	175,319

	Total Italy	1,457,321

	Japan — 11.7%
12,100	Amano Corp.	364,677
17,500	Credit Saison Co. Ltd. (a)	388,842
20,700	Daiwabo Holdings Co. Ltd.	393,904
20,300	Denka Co. Ltd.	315,609
13,500	EXEO Group, Inc.	145,438

1	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
19,300	Fuji Corp.	325,867
16,100	FUJIFILM Holdings Corp. (a)	434,210
10,300	Fujikura Ltd. (a)	300,516
26,700	H.U. Group Holdings, Inc.	491,333
54,900	Honda Motor Co. Ltd. (a)	605,835
35,900	Inpex Corp. (a)	529,210
30,800	Isuzu Motors Ltd.	467,620
11,500	ITOCHU Corp. (a)	612,308
25,800	Kanematsu Corp.	446,802
3,100	Kansai Electric Power Co., Inc. (a)	55,099
10,800	Kawasaki Kisen Kaisha Ltd. (a)	159,536
21,500	Kirin Holdings Co. Ltd. (a)	324,572
4,400	Kyudenko Corp. (a)	198,294
9,500	Maruichi Steel Tube Ltd.	228,519
24,900	Mazda Motor Corp.	210,310
30,600	Mitsubishi Electric Corp. (a)	515,489
14,900	Mitsui OSK Lines Ltd. (a)	537,525
3,500	Mizuno Corp.	236,372
12,200	Morinaga & Co. Ltd.	230,377
3,300	NEC Corp. (a)	292,465
14,300	NH Foods Ltd.	535,824
15,200	Nippon Yusen KK (a)	551,439
103,100	Nissan Motor Co. Ltd. (a)	304,802
7,200	Ono Pharmaceutical Co. Ltd.	106,440
700	Otsuka Holdings Co. Ltd. (a)	41,268
70,100	Panasonic Holdings Corp. (a)	588,975
61,000	Penta-Ocean Construction Co. Ltd.	268,911
15,300	Renesas Electronics Corp. (a)	266,365
18,700	Rohm Co. Ltd. (a)	236,196
6,400	Sankyu, Inc.	210,069
26,200	Sega Sammy Holdings, Inc.	460,171
8,900	Sekisui House Ltd. (a)	230,038
69,420	Shinko Electric Industries Co. Ltd. (a)	2,685,646
8,800	Shionogi & Co. Ltd. (a)	409,922
21,100	Stanley Electric Co. Ltd.	406,170
21,500	Subaru Corp. (a)	412,382
31,200	SUMCO Corp. (a)	360,429
14,600	Sumitomo Corp. (a)	347,165
8,200	Sumitomo Mitsui Financial Group, Inc. (a)	541,144
18,700	Sumitomo Mitsui Trust Holdings, Inc.	466,002
28,000	T&D Holdings, Inc. (a)	474,407
12,600	THK Co. Ltd.	234,153
53,000	Tokai Carbon Co. Ltd.	324,804
112,700	Tokyo Electric Power Co. Holdings, Inc. * (a)	537,551
11,200	TOTO Ltd. (a)	388,726
4,100	Toyota Industries Corp. (a)	324,864
7,100	Toyota Tsusho Corp. (a)	137,202
15,000	Yamaha Corp. (a)	362,037
38,800	Yamaha Motor Co. Ltd.	340,000
7,500	Zenkoku Hosho Co. Ltd.	302,972

	Total Japan	21,666,803

Shares	Description	Value ($)

	Mexico — 0.1%
26,442	Cemex SAB de CV Sponsored ADR	162,090

	Netherlands — 1.4%
1,165	Akzo Nobel NV	74,529
4,598	EXOR NV (a)	513,054
34,109	ING Groep NV (a)	620,174
16,214	Koninklijke Ahold Delhaize NV (a)	557,894
13,866	Koninklijke Philips NV * (a)	417,654
10,598	NN Group NV (a)	519,793

	Total Netherlands	2,703,098

	New Zealand — 0.0%
16,693	Meridian Energy Ltd. (a)	66,235
7,872	Spark New Zealand Ltd. (a)	17,738

	Total New Zealand	83,973

	Norway — 0.3%
18,813	Equinor ASA (a)	504,801

	Poland — 0.3%
26,712	ORLEN SA *	444,574
36,448	PGE Polska Grupa Energetyczna SA *	63,740

	Total Poland	508,314

	Singapore — 0.0%
9,500	Wilmar International Ltd.	22,849

	South Africa — 0.1%
6,913	Bidvest Group Ltd.	112,488

	South Korea — 1.5%
5,238	Doosan Bobcat, Inc.	156,323
2,368	GS Holdings Corp.	80,070
427	Hana Financial Group, Inc.	19,823
4,087	Hankook Tire & Technology Co. Ltd.	133,039
1,548	Hyundai Engineering & Construction Co. Ltd.	37,154
820	Hyundai Glovis Co. Ltd.	68,934
2,270	Hyundai Mobis Co. Ltd.	370,398
1,741	Hyundai Motor Co.	333,959
6,875	Kia Corp.	546,211
2,231	LG Corp.	132,473
7,307	LG Electronics, Inc.	544,819
4,205	POSCO Holdings, Inc. Sponsored ADR	268,363
1,703	Samsung E&A Co. Ltd. *	32,426
658	Samsung Electronics Co. Ltd.	36,544
2,079	Shinhan Financial Group Co. Ltd.	88,002

	Total South Korea	2,848,538

	Spain — 0.7%
56,592	Banco Bilbao Vizcaya Argentaria SA (a)	601,199
127,997	Banco Santander SA (a)	636,467

	Total Spain	1,237,666

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.9%
56,524	Fastighets AB Balder – B Shares * (a)	442,751
20,746	Investor AB – B Shares (a)	617,722
11,929	Skanska AB – B Shares (a)	240,766
114,247	Volvo Car AB – Class B *	327,200

	Total Sweden	1,628,439

	Switzerland — 0.7%
14,365	Adecco Group AG (Registered) (a)	489,768
2,899	Holcim AG	280,835
1,838	Roche Holding AG (a)	622,201

	Total Switzerland	1,392,804

	Thailand — 0.7%
238,000	Energy Absolute PCL NVDR	46,249
124,700	Kasikornbank PCL NVDR	526,812
914,800	Krung Thai Bank PCL NVDR	493,796
33,500	PTT Exploration & Production PCL NVDR	140,112
27,800	PTT PCL NVDR	27,487
42,000	SCB X PCL NVDR	132,726
7,600	Thai Oil PCL NVDR	11,906

	Total Thailand	1,379,088

	Turkey — 0.3%
32,654	Akbank TAS	55,899
54,012	Turk Hava Yollari AO *	476,238

	Total Turkey	532,137

	United Kingdom — 4.2%
15,145	3i Group PLC (a)	636,160
141,903	Atlantica Sustainable Infrastructure PLC	3,094,905
4,672	Berkeley Group Holdings PLC (a)	307,161
305,307	BT Group PLC (a)	560,974
204,220	DS Smith PLC	1,257,741
14,056	GSK PLC Sponsored ADR (a) (e)	617,199
119,302	Kingfisher PLC (a)	448,304
122,108	Taylor Wimpey PLC (a)	259,433
96,209	Vodafone Group PLC (a)	94,304
51,982	Vodafone Group PLC Sponsored ADR (a)	507,864

	Total United Kingdom	7,784,045

	United States — 67.5%
4,018	3M Co. (a)	541,184
5,755	AAON, Inc. (e)	549,660
7,377	Acushnet Holdings Corp. (a) (e)	494,185
5,411	Akamai Technologies, Inc. * (e)	551,056
305,163	Albertsons Cos., Inc. – Class A (a)	5,987,298
1,351	Allegion PLC (e)	187,573
12,848	Ally Financial, Inc. (a)	554,905
1,564	Alphabet, Inc. – Class A (a)	255,526
1,914	Alphabet, Inc. – Class C (a) (e)	316,021
11,814	ANSYS, Inc. * (a)	3,797,256
2,941	AptarGroup, Inc.	450,532

Shares	Description	Value ($)

	United States — continued
1,501	Aptiv PLC *	107,367
4,093	Aramark (a)	149,927
2,734	ArcBest Corp. (e)	290,624
3,952	Arch Capital Group Ltd. * (a)	446,932
2,022	Archer-Daniels-Midland Co. (a)	123,322
3,680	ASGN, Inc. * (e)	353,869
1,875	Aspen Technology, Inc. * (e)	439,013
1,249	Atkore, Inc. (a)	116,569
88,748	Avangrid, Inc. (a)	3,167,416
3,511	Axcelis Technologies, Inc. * (a)	383,858
5,705	AZEK Co., Inc. * (a)	243,204
2,194	Balchem Corp. (e)	388,404
15,022	Bank of America Corp. (e)	612,146
57,500	Berkshire Hathaway, Inc. – Class B * (a)	27,365,400
1,118	Best Buy Co., Inc. (e)	112,247
1,433	Bio-Rad Laboratories, Inc. – Class A * (e)	483,380
6,644	Block, Inc. * (a)	439,036
3,432	Builders FirstSource, Inc. * (a) (e)	597,168
4,805	Cactus, Inc. – Class A (a) (e)	285,994
4,198	Capital One Financial Corp. (a) (e)	616,812
55,849	Catalent, Inc. * (a)	3,404,555
5,020	CBRE Group, Inc. – Class A * (a)	578,003
7,254	Centene Corp. * (a)	571,833
67,486	ChampionX Corp. (a) (e)	2,100,839
2,019	Chord Energy Corp. (e)	299,680
9,291	Ciena Corp. * (a)	535,626
2,935	Cirrus Logic, Inc. * (e)	427,600
12,281	Cisco Systems, Inc. (e)	620,682
9,806	Citigroup, Inc. (a)	614,248
39,251	Cleveland-Cliffs, Inc. * (e)	512,618
28,305	CNH Industrial NV (a)	292,674
7,582	Cognizant Technology Solutions Corp. – Class A (a)	589,652
3,306	Cohen & Steers, Inc. (a) (e)	295,424
14,250	Comcast Corp. – Class A (a)	563,872
917	Corebridge Financial, Inc. (a)	27,107
873	Cummins, Inc. (a)	273,118
1,110	Curtiss-Wright Corp. (a) (e)	350,605
10,110	CVS Health Corp. (a)	578,696
7,878	Delta Air Lines, Inc. (a) (e)	334,736
67,510	Diamond Offshore Drilling, Inc. * (a)	968,093
4,362	Discover Financial Services (a)	605,053
1,835	Dolby Laboratories, Inc. – Class A (a)	130,946
1,881	DR Horton, Inc. (a)	355,058
10,303	eBay, Inc. (e)	608,907
78,368	Endeavor Group Holdings, Inc. – Class A (a)	2,153,553
2,582	EPAM Systems, Inc. * (a) (e)	518,362
6,237	Essent Group Ltd. (a)	400,977
5,649	Etsy, Inc. * (e)	311,203
511	Everest Group Ltd. (a)	200,435
90,551	Everi Holdings, Inc. * (a) (e)	1,181,691
4,287	Expedia Group, Inc. * (a) (e)	596,279
2,003	F5, Inc. * (e)	406,909

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
708	Fabrinet *	172,504
6,904	Fidelity National Financial, Inc. (a) (e)	407,060
55,141	Ford Motor Co. (a) (e)	617,028
875	Fox Corp. – Class A (e)	36,199
15,543	Fox Corp. – Class B (a)	597,317
21,761	Franklin Resources, Inc. (a) (e)	440,443
1,097	FTI Consulting, Inc. * (a) (e)	250,456
95,635	GCI Liberty, Inc. * (c) (e)	—
6,566	GE HealthCare Technologies, Inc. (e)	556,928
13,458	General Motors Co. (a)	669,939
13,056	Gentex Corp. (e)	409,044
7,908	Globus Medical, Inc. – Class A * (a) (e)	574,912
1,003	Goldman Sachs Group, Inc. (e)	511,781
81,725	HashiCorp, Inc. – Class A * (a)	2,773,746
40,137	Hess Corp. (a)	5,541,314
30,087	Hewlett Packard Enterprise Co. (a)	582,785
3,357	Houlihan Lokey, Inc. (e)	525,773
16,260	HP, Inc. (e)	588,287
8,168	Incyte Corp. * (e)	536,311
1,430	Installed Building Products, Inc.	317,903
15,235	Intel Corp. (e)	335,779
2,907	International Business Machines Corp. (e)	587,592
2,522	J&J Snack Foods Corp. (e)	429,219
753	John B Sanfilippo & Son, Inc.	71,437
573	Kadant, Inc. (a) (e)	184,007
29,244	Kellanova (a) (e)	2,357,359
26,850	Kinder Morgan, Inc. (e)	579,154
16,259	Kraft Heinz Co. (e)	576,056
1,065	Kroger Co. (e)	56,669
2,493	Lancaster Colony Corp. (e)	425,705
2,535	Landstar System, Inc. (a) (e)	462,790
1,953	Lennar Corp. – Class A (a) (e)	355,563
70,412	Liberty Broadband Corp. – Class C * (a) (e)	4,392,301
7,901	Malibu Boats, Inc. – Class A * (e)	287,359
92,986	Marathon Oil Corp. (a)	2,664,049
13,820	Match Group, Inc. * (e)	514,242
23,470	McGrath RentCorp	2,538,280
3,578	Merck & Co., Inc. (a)	423,814
1,122	Meta Platforms, Inc. – Class A (a)	584,910
1,886	Molson Coors Beverage Co. – Class B (e)	101,787
17,962	Mosaic Co.	513,174
23,721	Neogen Corp. * (a) (e)	409,187
9,460	New York Times Co. – Class A (a)	519,638
3,856	Nucor Corp. (e)	585,765
3,959	Ollie’s Bargain Outlet Holdings, Inc. * (a) (e)	354,568
7,531	ON Semiconductor Corp. * (e)	586,439
10,233	Ovintiv, Inc. (a)	438,279
5,936	PACCAR, Inc. (e)	570,924
38,822	Paramount Global – Class B (e)	406,466
8,818	PayPal Holdings, Inc. * (a)	638,688
153,945	Pershing Square Tontine Holdings Ltd. * (d)	—
19,135	Pfizer, Inc. (a)	555,106
4,966	Power Integrations, Inc. (e)	333,219
618	Preformed Line Products Co. (e)	74,117

Shares	Description	Value ($)

	United States — continued
3,081	PriceSmart, Inc.	275,996
2,674	PulteGroup, Inc. (e)	352,032
1,646	RBC Bearings, Inc. * (a) (e)	490,261
566	Regeneron Pharmaceuticals, Inc. * (a)	670,535
28,618	Silk Road Medical, Inc. *	775,834
4,954	Skyworks Solutions, Inc. (e)	542,909
8,624	Solventum Corp. * (a) (e)	552,885
2,691	SS&C Technologies Holdings, Inc. (a)	202,067
4,516	Steel Dynamics, Inc. (e)	539,707
7,554	StepStone Group, Inc. – Class A (a) (e)	413,204
11,478	Synchrony Financial (a)	576,884
1,282	T. Rowe Price Group, Inc. (e)	135,943
763	Textron, Inc. (a)	69,586
6,013	Tyson Foods, Inc. – Class A (a) (e)	386,696
109,932	U.S. Steel Corp. (e) (f)	4,167,522
1,608	United Parcel Service, Inc. – Class B (e)	206,708
712	United Therapeutics Corp. * (e)	258,848
965	Universal Display Corp. (a)	186,940
709	Valero Energy Corp. (e)	104,032
14,533	Verizon Communications, Inc. (a)	607,189
43,779	Viatris, Inc. (a)	528,850
44,194	Walgreens Boots Alliance, Inc. (e)	408,795
1,458	Woodward, Inc. (e)	242,976
2,526	XPEL, Inc. * (e)	109,351
8,938	Zoom Video Communications, Inc. – Class A * (a) (e)	617,437

	Total United States	125,263,477

	TOTAL COMMON STOCKS (COST $177,921,727)	187,713,132

	PREFERRED STOCKS (g) — 0.6%

	Germany — 0.6%
2,025	Bayerische Motoren Werke AG (a)	175,259
11,307	Porsche Automobil Holding SE	508,800
4,730	Volkswagen AG (a)	503,413

	TOTAL PREFERRED STOCKS (COST $1,311,863)	1,187,472

	RIGHTS/WARRANTS — 0.3%

	United States — 0.3%
195,149	Bristol-Myers Squibb Co. * (c)	429,328
13,635	Contra Abiomed, Inc. * (c)	23,861
38,486	Pershing Square Holdings Ltd. * (c)	11,546

	TOTAL RIGHTS/WARRANTS (COST $298,336)	464,735

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares / Par Value†		Description	Value ($)

		INVESTMENT FUNDS — 1.1%

		United States — 1.1%
	1,356,086	Altaba, Inc.* (c)	1,952,764

		TOTAL INVESTMENT FUNDS (COST $1,031,681)	1,952,764

		DEBT OBLIGATIONS — 62.5%

		Dominican Republic — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
DOP	39,300,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	783,900

		United States — 62.0%
		U.S. Government — 29.1%
	10,015,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (a) (h)	10,000,297
	43,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (a) (h)	43,845,499

		Total U.S. Government	53,845,796

		U.S. Government Agency — 32.9%
	2,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	2,516,975
	57,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	58,555,479

		Total U.S. Government Agency	61,072,454

		Total United States	114,918,250

		Uruguay — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	11,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	253,763

		TOTAL DEBT OBLIGATIONS (COST $116,172,048)	115,955,913

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers — 1.8%
	160,655	GMO Resources Fund, Class VI	3,396,248

		TOTAL MUTUAL FUNDS (COST $3,875,000)	3,396,248

		SHORT-TERM INVESTMENTS — 15.9%

		Sovereign and Sovereign Agency Issuers — 7.9%
EGP	43,000,000	Egypt Treasury Bills, Zero Coupon, due 03/04/25	775,539
JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 10/21/24	13,679,767
NGN	480,000,000	Nigeria Treasury Bills, Zero Coupon, due 03/27/25	264,834

		Total Sovereign and Sovereign Agency Issuers	14,720,140

		Money Market Funds — 1.5%
	2,774,179	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (i)	2,774,179

		Repurchase Agreements — 6.5%
	12,000,252	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/30/24, maturing on 09/03/24 with a maturity value of $12,007,332 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $12,152,576.	12,000,252

		TOTAL SHORT-TERM INVESTMENTS (COST $28,507,545)	29,494,571

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.S42	GS	1.06%	10/16/24	USD 12,450,000	Fixed Spread	Pay	41,210

	TOTAL PURCHASED OPTIONS (COST $95,243)						41,210

	TOTAL INVESTMENTS — 183.4% (Cost $329,213,443)						340,206,045

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (65.1)%

	Common Stocks — (49.8)%

	Australia — (1.7)%
(6,832)	ASX Ltd.	(282,851)
(10,432)	CAR Group Ltd.	(267,736)
(1,965)	Cochlear Ltd.	(398,941)
(64,263)	Lottery Corp. Ltd.	(216,423)
(1,803)	Mineral Resources Ltd.	(48,666)
(4,510)	Pro Medicus Ltd.	(461,505)
(1,343)	Ramsay Health Care Ltd.	(37,700)
(1,291)	REA Group Ltd.	(191,224)
(1,033)	Washington H Soul Pattinson & Co. Ltd.	(24,088)
(7,080)	WiseTech Global Ltd.	(570,500)
(5,983)	Xero Ltd. *	(580,282)

	Total Australia	(3,079,916)

	Austria — (0.1)%
(2,153)	Verbund AG	(183,010)

	Belgium — (0.1)%
(11)	Lotus Bakeries NV	(138,381)

	Canada — (2.5)%
(3,300)	Agnico Eagle Mines Ltd.	(268,851)
(22,400)	AltaGas Ltd.	(573,775)
(13,462)	Cameco Corp.	(549,788)
(410)	Descartes Systems Group, Inc. *	(41,365)
(14,941)	Enbridge, Inc.	(600,329)
(4,378)	Franco-Nevada Corp.	(534,773)
(13,187)	GFL Environmental, Inc.	(571,129)
(7,666)	Kinross Gold Corp.	(69,301)
(18,958)	Pan American Silver Corp.	(383,141)
(14,421)	Pembina Pipeline Corp.	(580,878)
(6,460)	Restaurant Brands International, Inc.	(448,841)

	Total Canada	(4,622,171)

	Denmark — (0.4)%
(3,917)	Coloplast AS – Class B	(533,323)
(960)	Novo Nordisk AS – Class B	(133,354)

	Total Denmark	(666,677)

	France — (1.0)%
(7,661)	Accor SA	(323,025)
(2,650)	Aeroports de Paris SA	(346,994)
(26,150)	Getlink SE	(471,602)
(262)	Hermes International SCA	(627,087)
(416)	Sartorius Stedim Biotech	(84,522)
(842)	Sodexo SA	(74,859)

	Total France	(1,928,089)

	Germany — (1.8)%
(2,262)	adidas AG	(580,346)

Shares	Description	Value ($)

	Germany — continued
(16,444)	Delivery Hero SE *	(519,031)
(1,978)	MTU Aero Engines AG	(592,223)
(1,577)	Puma SE	(68,060)
(316)	Rational AG	(318,969)
(140)	Rheinmetall AG	(84,105)
(14,737)	Siemens Energy AG *	(425,621)
(4,030)	Symrise AG	(531,792)
(2,847)	Talanx AG	(245,290)

	Total Germany	(3,365,437)

	Israel — (0.7)%
(1,974)	CyberArk Software Ltd. *	(566,024)
(2,047)	Monday.com Ltd. *	(544,277)
(779)	Wix.com Ltd. *	(129,797)

	Total Israel	(1,240,098)

	Italy — (1.1)%
(13,580)	Amplifon SpA	(439,138)
(209)	DiaSorin SpA	(24,112)
(1,316)	Ferrari NV	(653,929)
(32,479)	FinecoBank Banca Fineco SpA	(557,226)
(39,040)	Infrastrutture Wireless Italiane SpA	(467,631)

	Total Italy	(2,142,036)

	Japan — (3.7)%
(1,100)	Advantest Corp.	(50,644)
(21,800)	Aeon Co. Ltd.	(546,091)
(2,300)	ANA Holdings, Inc.	(46,492)
(10,100)	Asics Corp.	(200,402)
(2,000)	Daiichi Sankyo Co. Ltd.	(83,955)
(2,000)	Disco Corp.	(579,829)
(2,700)	FANUC Corp.	(79,702)
(300)	Fast Retailing Co. Ltd.	(96,545)
(22,400)	Japan Exchange Group, Inc.	(519,794)
(11,500)	Kintetsu Group Holdings Co. Ltd.	(268,136)
(13,600)	Kobe Bussan Co. Ltd.	(392,542)
(3,300)	Lasertec Corp.	(643,557)
(24,500)	MonotaRO Co. Ltd.	(387,521)
(21,100)	Oriental Land Co. Ltd.	(577,033)
(90,600)	Rakuten Group, Inc. *	(643,944)
(19,200)	Shiseido Co. Ltd.	(427,880)
(41,700)	SoftBank Corp.	(583,451)
(1,500)	SoftBank Group Corp.	(87,086)
(19,700)	Tokyu Corp.	(240,981)
(7,400)	West Japan Railway Co.	(141,117)
(5,400)	Zensho Holdings Co. Ltd.	(281,981)

	Total Japan	(6,878,683)

	Netherlands — (1.2)%
(472)	Adyen NV *	(696,579)
(80)	ASML Holding NV	(72,147)
(3,858)	BE Semiconductor Industries NV	(508,772)
(1,743)	InPost SA *	(32,204)

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
(11,055)	OCI NV	(350,835)
(22,270)	Universal Music Group NV	(582,662)

	Total Netherlands	(2,243,199)

	Norway — (0.1)%
(1,016)	Kongsberg Gruppen ASA	(107,369)

	Peru — (0.3)%
(4,976)	Southern Copper Corp.	(506,159)

	Singapore — (0.3)%
(47,600)	CapitaLand Investment Ltd.	(98,881)
(152,174)	Grab Holdings Ltd. – Class A *	(490,000)
(10,500)	Keppel Ltd.	(49,645)

	Total Singapore	(638,526)

	Spain — (0.6)%
(14,075)	Cellnex Telecom SA *	(543,507)
(14,183)	Ferrovial SE	(593,039)

	Total Spain	(1,136,546)

	Sweden — (0.6)%
(15,618)	Beijer Ref AB	(269,469)
(17,204)	EQT AB	(576,725)
(1,674)	H & M Hennes & Mauritz AB – Class B	(26,477)
(2,178)	Indutrade AB	(68,453)
(2,680)	Lifco AB – Class B	(89,671)
(903)	Sagax AB – Class B	(23,755)

	Total Sweden	(1,054,550)

	Switzerland — (0.5)%
(7,739)	Avolta AG	(300,723)
(637)	Bachem Holding AG	(61,100)
(43)	Lonza Group AG (Registered)	(28,285)
(61)	Partners Group Holding AG	(88,251)
(9,381)	SIG Group AG	(198,142)
(349)	Straumann Holding AG	(51,710)
(473)	VAT Group AG	(245,394)

	Total Switzerland	(973,605)

	United Kingdom — (2.6)%
(3,465)	Admiral Group PLC	(133,079)
(855)	Ashtead Group PLC	(60,880)
(45,970)	Auto Trader Group PLC	(516,331)
(9,113)	Entain PLC	(77,634)
(2,274)	Flutter Entertainment PLC *	(485,752)
(50,713)	Informa PLC	(558,339)
(4,659)	InterContinental Hotels Group PLC	(466,292)
(4,809)	London Stock Exchange Group PLC	(649,131)
(13,933)	Melrose Industries PLC	(88,506)
(40,419)	Phoenix Group Holdings PLC	(301,203)
(93,834)	Rolls-Royce Holdings PLC *	(615,212)

Shares	Description	Value ($)

	United Kingdom — continued
(14,032)	Severn Trent PLC	(475,083)
(811)	Whitbread PLC	(30,834)
(49,900)	Wise PLC – Class A *	(463,601)

	Total United Kingdom	(4,921,877)

	United States — (30.5)%
(166)	AbbVie, Inc.	(32,587)
(30,290)	AES Corp.	(518,868)
(3)	Alcoa Corp.	(96)
(2,149)	Alnylam Pharmaceuticals, Inc. *	(564,521)
(1,226)	Amgen, Inc.	(409,276)
(232)	Aon PLC – Class A	(79,743)
(2,104)	Arthur J Gallagher & Co.	(615,567)
(289)	Automatic Data Processing, Inc.	(79,738)
(1,775)	Axon Enterprise, Inc. *	(647,822)
(712)	Bentley Systems, Inc. – Class B	(36,647)
(863)	BioMarin Pharmaceutical, Inc. *	(78,714)
(377)	Bio-Techne Corp.	(27,894)
(3,406)	Boeing Co. *	(591,758)
(3,906)	Broadcom, Inc.	(635,975)
(2,249)	Burlington Stores, Inc. *	(603,272)
(14,064)	Caesars Entertainment, Inc. *	(529,369)
(11,874)	Celsius Holdings, Inc. *	(451,568)
(13,794)	Charter Communications, Inc. – Class A *	(4,793,967)
(41,152)	Chevron Corp.	(6,088,438)
(10,395)	Chipotle Mexican Grill, Inc. *	(582,952)
(70)	Cintas Corp.	(56,358)
(6,907)	Cloudflare, Inc. – Class A *	(567,341)
(23,715)	ConocoPhillips	(2,698,530)
(351)	CoStar Group, Inc. *	(27,132)
(29)	Costco Wholesale Corp.	(25,879)
(9,287)	Dayforce, Inc. *	(530,938)
(4,336)	Dexcom, Inc. *	(300,658)
(1,047)	Dominion Energy, Inc.	(58,527)
(16,070)	DraftKings, Inc. – Class A *	(554,415)
(290)	Ecolab, Inc.	(73,422)
(16,739)	EQT Corp.	(560,924)
(268)	Equifax, Inc.	(82,311)
(12,591)	Equitable Holdings, Inc.	(535,369)
(818)	Erie Indemnity Co. – Class A	(415,732)
(8,870)	Exact Sciences Corp. *	(547,190)
(382)	Fair Isaac Corp. *	(660,963)
(2,413)	Fastenal Co.	(164,760)
(7,356)	Fidelity National Information Services, Inc.	(606,502)
(476)	Fiserv, Inc. *	(83,110)
(676)	Gartner, Inc. *	(332,565)
(456)	GE Vernova, Inc. *	(91,656)
(329)	HEICO Corp.	(84,408)
(559)	Howmet Aerospace, Inc.	(54,033)
(1,166)	HubSpot, Inc. *	(581,916)
(3,586)	Hyatt Hotels Corp. – Class A	(544,785)
(850)	Ingersoll Rand, Inc.	(77,732)
(2,546)	Insulet Corp. *	(516,252)

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(293)	International Flavors & Fragrances, Inc.	(30,469)
(26,243)	International Paper Co.	(1,270,686)
(316)	IQVIA Holdings, Inc. *	(79,490)
(549)	KKR & Co., Inc.	(67,950)
(7,461)	Liberty Media Corp.-Liberty Formula One – Class C *	(582,331)
(1,207)	Linde PLC	(577,248)
(5,464)	Live Nation Entertainment, Inc. *	(533,669)
(1,546)	Manhattan Associates, Inc. *	(408,809)
(345)	Marsh & McLennan Cos., Inc.	(78,491)
(1,212)	Mastercard, Inc. – Class A	(585,808)
(85)	McKesson Corp.	(47,692)
(199)	MercadoLibre, Inc. *	(410,270)
(32)	Mettler-Toledo International, Inc. *	(46,051)
(4,083)	MicroStrategy, Inc. – Class A *	(540,671)
(2,297)	MongoDB, Inc. *	(667,945)
(1,147)	Moody’s Corp.	(559,438)
(92)	Motorola Solutions, Inc.	(40,668)
(1,000)	MSCI, Inc.	(580,590)
(12,817)	Newmont Corp.	(684,300)
(15,636)	Noble Corp. PLC	(596,513)
(6,015)	Okta, Inc. *	(473,561)
(379)	Old Dominion Freight Line, Inc.	(73,071)
(7,151)	ONEOK, Inc.	(660,466)
(39)	O’Reilly Automotive, Inc. *	(44,069)
(22,294)	Palantir Technologies, Inc. – Class A *	(701,815)
(1,862)	Palo Alto Networks, Inc. *	(675,385)
(4,488)	Paychex, Inc.	(588,826)
(3,087)	PTC, Inc. *	(552,851)
(3,338)	Repligen Corp. *	(503,804)
(37,122)	Rivian Automotive, Inc. – Class A *	(524,534)
(13,723)	ROBLOX Corp. – Class A *	(603,675)
(7,318)	Roku, Inc. *	(495,941)
(11,007)	Rollins, Inc.	(552,331)
(156)	S&P Global, Inc.	(80,065)
(13,200)	Samsara, Inc. – Class A *	(542,124)
(49,605)	Schlumberger NV	(2,182,124)
(374)	Seagate Technology Holdings PLC	(37,232)
(253)	ServiceNow, Inc. *	(216,315)
(218)	Sherwin-Williams Co.	(80,523)
(8,676)	Snap, Inc. – Class A *	(81,034)
(4,718)	Snowflake, Inc. – Class A *	(538,937)
(324)	Southern Co.	(27,994)
(4,080)	Synopsys, Inc. *	(2,119,886)
(3,758)	Take-Two Interactive Software, Inc. *	(607,706)

Shares / Par Value†	Description	Value ($)

	United States — continued
(2,802)	Tesla, Inc. *	(599,936)
(300)	Texas Pacific Land Corp.	(260,667)
(21,103)	Toast, Inc. – Class A *	(524,621)
(6,442)	Trade Desk, Inc. – Class A *	(673,382)
(434)	TransDigm Group, Inc.	(595,973)
(53)	Tyler Technologies, Inc. *	(31,157)
(8,529)	Uber Technologies, Inc. *	(623,726)
(5,696)	Unity Software, Inc. *	(93,244)
(283)	Verisk Analytics, Inc.	(77,208)
(7,145)	Vistra Corp.	(610,397)
(1,110)	Watsco, Inc.	(527,716)
(246)	West Pharmaceutical Services, Inc.	(77,153)
(13,668)	Williams Cos., Inc.	(625,584)
(11,323)	WillScot Holdings Corp. *	(436,388)
(11,377)	Zillow Group, Inc. – Class C *	(629,148)
(3,072)	Zscaler, Inc. *	(614,339)

	Total United States	(56,556,177)

	TOTAL COMMON STOCKS (PROCEEDS $83,907,215)	(92,382,506)

	PREFERRED STOCKS (g) — (0.3)%

	Germany — (0.3)%
(1,899)	Sartorius AG	(524,690)

	TOTAL PREFERRED STOCKS (PROCEEDS $679,146)	(524,690)

	DEBT OBLIGATIONS — (15.0)%

	United States — (15.0)%
	U.S. Government Agency — (15.0)%
(30,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/39	(27,867,024)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $28,095,703)	(27,867,024)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $112,682,064)	(120,774,220)

	Other Assets and Liabilities (net) — (18.3)%	(33,956,091)

	TOTAL NET ASSETS — 100.0%	$185,475,734

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/27/2024	DB	CAD	940,000	USD	698,322	276
11/22/2024	GS	COP	440,000,000	USD	105,298	1,209
11/22/2024	SSB	COP	560,000,000	USD	136,785	4,308
11/04/2024	SSB	INR	5,000,000	USD	59,506	3
09/30/2024	JPM	JPY	503,985,597	USD	3,462,480	1,960
09/30/2024	UBSA	JPY	110,627,603	USD	767,165	7,562
11/22/2024	CITI	KRW	1,531,169,825	USD	1,156,167	5,889
10/15/2024	BBH	MXN	2,000,000	USD	111,260	10,349
10/15/2024	SSB	MXN	2,200,000	USD	118,709	7,708
10/28/2024	BCLY	NOK	2,754,886	USD	261,589	1,559
10/25/2024	BCLY	PHP	3,500,000	USD	62,238	16
09/30/2024	BCLY	USD	1,406,501	AUD	2,146,301	47,173
09/11/2024	CITI	USD	661,077	AUD	990,000	9,139
09/27/2024	CITI	USD	2,403,179	AUD	3,682,425	90,722
09/30/2024	JPM	USD	1,479,813	AUD	2,227,337	28,746
09/30/2024	SSB	USD	236,363	AUD	350,155	794
10/02/2024	BCLY	USD	2,496,205	BRL	14,202,529	15,544
10/02/2024	JPM	USD	2,493,166	BRL	14,200,000	18,136
10/02/2024	MSCI	USD	3,157,287	BRL	17,941,648	15,734
09/27/2024	BBH	USD	712,857	CAD	970,000	7,467
09/27/2024	CITI	USD	1,191,101	CAD	1,620,000	11,914
09/27/2024	GS	USD	1,058,037	CAD	1,450,000	18,736
09/09/2024	JPM	USD	716,785	CAD	982,222	12,203
09/27/2024	MSCI	USD	512,656	CAD	700,000	7,165
09/27/2024	SSB	USD	867,152	CAD	1,180,000	9,119
09/09/2024	UBSA	USD	7,986,816	CAD	10,873,211	83,102
09/30/2024	BCLY	USD	1,036,974	CHF	888,350	11,284
11/22/2024	JPM	USD	388,488	CLP	357,696,500	2,552
10/15/2024	CITI	USD	478,462	CZK	11,000,000	7,734
10/15/2024	MSCI	USD	1,279,275	CZK	30,000,000	46,713
09/30/2024	BCLY	USD	3,187,228	EUR	2,913,744	37,461
10/31/2024	DB	USD	909,164	EUR	830,000	10,766
09/30/2024	MSCI	USD	2,744,001	EUR	2,519,998	44,923
09/30/2024	BCLY	USD	539,118	GBP	422,400	15,758
10/15/2024	BCLY	USD	738,644	GBP	580,000	23,327
10/15/2024	CITI	USD	2,162,915	GBP	1,670,000	31,035
10/15/2024	JPM	USD	568,776	GBP	440,000	9,271
10/15/2024	MSCI	USD	408,768	GBP	320,000	11,630
10/15/2024	SSB	USD	427,789	GBP	330,000	5,746
09/30/2024	SSB	USD	2,315,821	GBP	1,796,415	43,994
10/25/2024	CITI	USD	136,236	IDR	2,214,143,000	6,310
10/25/2024	MSCI	USD	128,030	IDR	2,000,000,000	729
10/25/2024	SSB	USD	2,020,459	IDR	33,000,000,000	104,065
11/12/2024	DB	USD	136,735	ILS	500,000	1,135
11/12/2024	MSCI	USD	2,396,418	ILS	9,032,395	94,190
01/31/2025	JPM	USD	236,956	KES	32,700,000	11,460
10/15/2024	BOA	USD	389,989	NOK	4,200,000	6,355
10/15/2024	CITI	USD	4,507,553	NOK	48,527,768	71,904
10/15/2024	JPM	USD	938,615	NOK	10,300,000	33,373

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/23/2024	GS	USD	607,869	PEN	2,280,000	424
09/23/2024	JPM	USD	104,668	PEN	400,000	2,050
09/23/2024	MSCI	USD	528,352	PEN	2,000,000	5,239
11/20/2024	CITI	USD	115,553	PLN	450,000	439
11/20/2024	SSB	USD	51,356	PLN	200,000	196
10/25/2024	BCLY	USD	109,559	RON	500,000	1,473
10/25/2024	DB	USD	120,089	RON	550,000	2,046
10/25/2024	GS	USD	99,571	RON	450,000	358
09/16/2024	BCLY	USD	596,007	SEK	6,364,574	24,228
09/16/2024	JPM	USD	643,110	SEK	6,744,361	14,135
11/12/2024	MSCI	USD	1,669,687	SEK	17,555,521	46,559
10/24/2024	BOA	USD	206,271	SGD	270,000	1,224
10/24/2024	DB	USD	127,143	SGD	170,000	3,502
11/20/2024	BOA	USD	67,663	THB	2,347,749	2,120
11/20/2024	CITI	USD	306,559	THB	10,500,000	5,538
11/20/2024	MSCI	USD	158,914	THB	5,400,000	1,593
10/15/2024	BCLY	USD	336,694	TRY	12,150,000	2,381
09/30/2024	BOA	USD	120,867	ZAR	2,200,000	2,266
09/30/2024	BBH	USD	143,762	ZAR	2,600,000	1,758
09/30/2024	CITI	USD	167,173	ZAR	3,000,000	734
09/30/2024	DB	USD	3,007,449	ZAR	55,900,000	121,231
09/30/2024	MSCI	USD	348,320	ZAR	6,400,000	9,883
09/11/2024	DB	AUD	720,000	USD	475,584	(11,846)
09/11/2024	MSCI	AUD	1,020,000	USD	678,656	(11,870)
09/27/2024	SSB	AUD	3,682,425	USD	2,452,685	(41,215)
09/30/2024	SSB	AUD	10,998,442	USD	7,205,256	(243,906)
09/27/2024	BCLY	CAD	590,000	USD	426,455	(11,681)
09/09/2024	BCLY	CAD	4,178,915	USD	3,069,055	(32,467)
09/09/2024	JPM	CAD	1,002,426	USD	732,949	(11,036)
09/27/2024	MSCI	CAD	1,880,000	USD	1,363,532	(32,560)
09/27/2024	SSB	CAD	1,997,715	USD	1,461,612	(21,896)
09/30/2024	BOA	CHF	6,269,414	USD	7,146,439	(251,511)
09/30/2024	BCLY	CHF	132,842	USD	154,368	(2,387)
10/15/2024	JPM	CHF	4,987,275	USD	5,609,243	(286,560)
09/30/2024	JPM	CHF	6,269,414	USD	7,147,246	(250,705)
10/15/2024	BBH	CZK	3,400,000	USD	146,510	(3,769)
10/15/2024	CITI	CZK	3,400,000	USD	145,194	(5,084)
10/15/2024	MSCI	CZK	4,170,976	USD	178,988	(5,368)
10/15/2024	SSB	CZK	2,400,000	USD	104,046	(2,033)
09/30/2024	BCLY	EUR	1,759,889	USD	1,917,634	(30,065)
10/31/2024	DB	EUR	350,000	USD	380,219	(7,703)
10/31/2024	MSCI	EUR	720,000	USD	789,175	(8,837)
10/31/2024	SSB	EUR	2,150,000	USD	2,335,882	(47,070)
09/16/2024	CITI	HUF	100,000,000	USD	272,060	(9,100)
09/16/2024	DB	HUF	70,000,000	USD	192,641	(4,171)
09/16/2024	MSCI	HUF	15,479,461	USD	42,413	(1,109)
09/16/2024	SSB	HUF	30,000,000	USD	80,701	(3,647)
10/25/2024	SSB	IDR	668,400,000	USD	42,128	(904)
11/12/2024	CITI	ILS	1,800,000	USD	486,544	(9,791)

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

11/12/2024	SSB	ILS	550,000	USD	148,096	(3,562)
11/04/2024	DB	INR	6,000,000	USD	71,335	(68)
11/04/2024	GS	INR	12,000,000	USD	142,679	(127)
09/30/2024	BCLY	JPY	723,380,355	USD	4,935,037	(31,916)
11/13/2024	CITI	JPY	410,966,400	USD	2,832,300	(7,109)
10/21/2024	MSCI	JPY	2,000,000,000	USD	12,859,040	(915,276)
09/30/2024	MSCI	JPY	95,864,122	USD	632,889	(25,344)
10/15/2024	JPM	NOK	6,800,000	USD	631,260	(10,441)
09/30/2024	MSCI	NZD	4,503,347	USD	2,656,106	(159,394)
10/31/2024	SSB	NZD	7,650,000	USD	4,771,710	(11,623)
10/25/2024	BCLY	RON	3,741,896	USD	816,724	(14,213)
11/12/2024	JPM	SEK	13,300,000	USD	1,270,729	(29,492)
09/16/2024	MSCI	SEK	36,055,850	USD	3,429,022	(84,660)
10/24/2024	MSCI	SGD	1,205,848	USD	900,042	(26,650)
10/23/2024	GS	TWD	3,600,000	USD	112,458	(811)
10/23/2024	SSB	TWD	27,643,349	USD	852,045	(17,717)
09/30/2024	BCLY	USD	534,424	AUD	787,149	(1,294)
10/02/2024	GS	USD	217,402	BRL	1,200,000	(5,180)
11/22/2024	MSCI	USD	3,583,723	COP	14,566,401,500	(137,800)
10/15/2024	DB	USD	61,933	CZK	1,400,000	(54)
09/30/2024	BCLY	USD	1,221,041	EUR	1,092,652	(11,784)
09/30/2024	BCLY	USD	340,594	GBP	257,945	(1,751)
09/16/2024	BBH	USD	127,732	HUF	45,000,000	(1,210)
09/16/2024	SSB	USD	98,562	HUF	35,000,000	(157)
10/25/2024	SSB	USD	64,385	IDR	1,000,000,000	(6)
11/12/2024	CITI	USD	69,007	ILS	250,000	(71)
09/26/2024	DB	USD	4,597,421	JPY	668,915,155	(7,112)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/30/2024	JPM	USD	1,820,482	JPY	264,093,777	(7,133)
11/22/2024	SSB	USD	158,178	KRW	210,000,000	(417)
10/02/2024	BCLY	USD	2,533,865	MXN	47,644,114	(125,213)
10/15/2024	DB	USD	81,799	MXN	1,600,000	(1,070)
10/15/2024	GS	USD	3,406,425	MXN	63,518,725	(201,565)
10/02/2024	MSCI	USD	2,527,912	MXN	47,644,114	(119,260)
10/15/2024	SSB	USD	428,324	MXN	8,200,000	(14,591)
10/28/2024	BCLY	USD	16,349,545	NOK	171,682,895	(144,623)
09/23/2024	BCLY	USD	97,000	PEN	360,000	(954)
09/23/2024	DB	USD	107,397	PEN	400,000	(679)
09/23/2024	MSCI	USD	2,010,724	PEN	7,500,000	(9,761)
11/20/2024	BBH	USD	103,135	PLN	400,000	(31)
11/20/2024	CITI	USD	168,600	PLN	650,000	(1,055)
11/20/2024	SSB	USD	51,633	PLN	200,000	(80)
10/25/2024	CITI	USD	245,290	RON	1,100,000	(1,021)
09/16/2024	JPM	USD	214,486	SEK	2,189,092	(1,156)
10/24/2024	MSCI	USD	92,253	SGD	120,000	(33)
10/15/2024	BCLY	USD	2,012,297	TRY	72,000,000	(2,959)
10/23/2024	DB	USD	94,817	TWD	3,000,000	(426)
10/23/2024	SSB	USD	75,635	TWD	2,400,000	(122)
09/30/2024	CITI	USD	247,464	ZAR	4,400,000	(1,199)
09/30/2024	CITI	ZAR	1,800,000	USD	97,640	(3,104)
09/30/2024	MSCI	ZAR	2,971,769	USD	162,011	(4,316)
09/30/2024	SSB	ZAR	5,000,000	USD	274,417	(5,429)

						$(2,201,685)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
7	Australia Government Bond 10 Yr.	September 2024	552,330	10,050
55	CAC40 10 Euro	September 2024	4,654,539	199,730
2	Canadian Government Bond 10 Yr.	December 2024	182,629	(1,220)
13	CBOE Volatility Index(h)	September 2024	200,343	(58,168)
67	Cotton(h)	December 2024	2,344,665	(69,167)
7	DAX Index	September 2024	3,673,623	108,281
32	FTSE MIB Index	September 2024	6,118,005	151,901
12	FTSE Taiwan Index	September 2024	898,070	5,963
12	Hang Seng Index	September 2024	1,372,363	1,198
261	Iron Ore(h)	October 2024	2,636,883	82,439
1	KOSPI 200 Index	September 2024	68,019	(543)
63	Lean Hogs(h)	October 2024	2,072,070	134,123
34	NY Harbor ULSD Futures(h)	September 2024	3,253,412	(157,020)
11	NYMEX Platinum Futures(h)	October 2024	512,710	(27,891)
43	RBOB Gasoline(h)	September 2024	3,780,319	(203,677)
7	S&P 500 E-Mini	September 2024	1,981,350	27,539
122	Soybean(h)	November 2024	6,100,000	(283,334)
130	Sugar(h)	September 2024	2,821,728	56,939
65	TOPIX Index	September 2024	12,168,421	419,167
7	U.S. Long Bond (CBT)	December 2024	861,875	(12,013)
17	U.S. Treasury Note 10 Yr. (CBT)	December 2024	1,930,563	(10,037)
9	U.S. Treasury Note 5 Yr. (CBT)	December 2024	984,586	(3,995)
48	UK Gilt Long Bond	December 2024	6,221,887	(9,472)

			$65,390,390	$360,793

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
37	Cocoa(h)	December 2024	2,838,270	(236,370)
23	Cocoa(h)	March 2025	1,483,270	(47,871)
40	Coffee(h)	December 2024	3,660,750	(136,351)
49	Copper(h)	December 2024	5,159,088	(181,119)
99	Corn(h)	December 2024	1,984,950	(51,931)
179	E-mini Russell 2000 Index	September 2024	19,896,745	(1,172,341)
19	Euro Bund	September 2024	2,812,458	(67,093)
37	FTSE 100 Index	September 2024	4,094,812	(91,456)
23	Gold (h)	December 2024	5,813,480	(177,154)
50	IFSC NIFTY 50 Index	September 2024	2,540,772	(25,782)
5	Live Cattle Futures(h)	October 2024	357,200	(4,612)
35	MSCI Singapore	September 2024	862,558	(4,359)
50	Natural Gas(h)	September 2024	1,063,500	59,935
2	OMX Stockholm 30 Index	September 2024	50,711	(1,952)
25	S&P/TSX 60	September 2024	5,201,276	(177,660)
40	Silver(h)	December 2024	5,828,600	(235,724)
43	Soybean Meal(h)	December 2024	1,345,900	34,956
47	Soybean Oil(h)	December 2024	1,184,682	(52,299)
63	SPI 200 Futures	September 2024	8,559,715	(179,612)
14	Swiss Market New Index Futures	September 2024	2,058,020	(77,957)
69	U.S. Treasury Note 2 Yr. (CBT)	December 2024	14,320,734	11,779
6	U.S. Ultra Bond (CBT)	December 2024	791,625	15,429
74	Wheat(h)	December 2024	2,040,550	397,144
34	WTI Crude(h)	September 2024	2,500,700	60,800

			$96,450,366	$(2,341,600)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls
U.S. Steel Corp.(f)	40.00	01/17/25	(601)	USD (2,278,391)	(312,520)

Index Options – Puts
S&P 500 Index	5,510.00	09/06/24	(4)	USD (2,293,496)	(1,680)
S&P 500 Index	5,460.00	09/13/24	(4)	USD (2,293,496)	(3,840)
S&P 500 Index	5,345.00	09/20/24	(4)	USD (2,293,496)	(4,320)
S&P 500 Index	5,350.00	09/27/24	(4)	USD (2,293,496)	(6,360)
S&P 500 Index	5,550.00	10/04/24	(4)	USD (2,293,496)	(18,800)
S&P 500 Index	5,640.00	10/11/24	(4)	USD (2,293,496)	(31,196)
S&P 500 Index	5,650.00	10/18/24	(4)	USD (2,293,496)	(34,760)

			Total Index Options – Puts		(100,956)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps – Puts
CDX.NA.HY.S42	JPM	1.03%	10/16/24	USD (12,450,000)	Fixed Spread	Pay	(14,314)
CDX.NA.IG.S42	GS	0.80%	10/16/24	USD (20,530,000)	Fixed Spread	Pay	(4,255)
CDX.NA.HY.S42	GS	1.04%	09/18/24	USD (54,876,000)	Fixed Spread	Pay	(30,760)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

CDX.NA.HY.S42	GS	1.03%	10/16/24	USD (36,584,000)	Fixed Spread	Pay	(35,885)

			Total Written Options On Credit Default Swaps — Puts				(85,214)

				TOTAL WRITTEN OPTIONS
				(Premiums $1,382,599)			$(498,690)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S42	USD	5,855,000	5.00%	3.24%	N/A	06/20/2029	Quarterly	(257,187)	(417,719)	(160,532)
CDX.NA.IG.S42	USD	77,633,000	1.00%	0.50%	N/A	06/20/2029	Quarterly	(1,688,393)	(1,722,754)	(34,361)

								$(1,945,580)	$(2,140,473)	$(194,893)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S33	CITI	USD	2,222,000	5.00%	N/A	N/A	12/20/2024	Quarterly	(53,637)	(33,591)	20,046
CMBX.NA.BBB-.11	CGMI	USD	1,886,000	3.00%	7.43%	N/A	11/18/2054	Monthly	397,828	218,658	(179,170)
CMBX.NA.BBB-.9	MLCS	USD	1,973,000	3.00%	19.41%	N/A	09/17/2058	Monthly	158,620	311,364	152,744
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.17%	N/A	11/18/2064	Monthly	266,640	142,177	(124,463)
CMBX.NA.A.15	MORD	USD	2,222,500	2.00%	3.17%	N/A	11/18/2064	Monthly	134,225	142,209	7,984
CMBX.NA.BBB-.14	CGMI	USD	576,500	3.00%	7.51%	N/A	12/16/2072	Monthly	162,861	111,694	(51,167)
Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,388,727	5.00%	N/A	4,388,727 USD	12/20/2024	Quarterly	756,836	67,109	(689,727)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	7.47%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(61,487)	(28,391)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	7.47%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(98,379)	(53,777)
CMBX.NA.A.9	MLCS	USD	1,350,000	2.00%	7.47%	1,350,000 USD	09/17/2058	Monthly	2,641	(74,613)	(77,254)
CMBX.NA.A.9	MORD	USD	2,222,000	2.00%	7.47%	2,222,000 USD	09/17/2058	Monthly	(204,146)	(122,807)	81,339
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.55%	4,610,000 USD	11/17/2059	Monthly	42,163	(4,763)	(46,926)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	0.71%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(55,055)	110,791
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.71%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(21,427)	5,190
CMBX.NA.AAA.15	MORD	USD	4,445,000	0.50%	0.71%	4,445,000 USD	11/18/2064	Monthly	(64,210)	(55,055)	9,155

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CMBX.NA.AAA.14	CGMI	USD	11,125,000	0.50%	0.68%	11,125,000 USD	12/16/2072	Monthly	(218,513)	(100,643)	117,870

									$1,111,147	$365,391	$(745,756)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.13%	3 Month AUD BBSW	AUD	23,030,000	09/18/2026	Quarterly	(2,998)	(130,573)	(127,575)
6 Month AUD BBSW	4.33%	AUD	4,500,000	09/18/2026	Quarterly	—	36,829	36,829
CAD-CORRA-OIS-COMPOUND	3.18%	CAD	4,500,000	09/18/2026	Annually	—	(1,526)	(1,526)
CAD-CORRA-OIS-COMPOUND	3.74%	CAD	3,000,000	09/18/2026	Annually	—	22,626	22,626
CAD-CORRA-OIS-COMPOUND	3.90%	CAD	4,310,000	09/18/2026	Annually	1,676	42,268	40,592
CHF-SARON-OIS-COMPOUND	0.90%	CHF	1,500,000	09/18/2026	Annually	—	9,812	9,812
CHF-SARON-OIS-COMPOUND	1.21%	CHF	27,960,000	09/18/2026	Annually	4,392	391,312	386,920
0.67%	CHF-SARON-OIS-COMPOUND	CHF	2,500,000	09/18/2026	Annually	—	(3,012)	(3,012)
EUR - EuroSTR - COMPOUND	2.43%	EUR	2,000,000	09/18/2026	Annually	—	(1,226)	(1,226)
EUR - EuroSTR - COMPOUND	2.93%	EUR	2,000,000	09/18/2026	Annually	—	20,235	20,235
2.94%	EUR-EuroSTR-COMPOUND	EUR	4,880,000	09/18/2026	Annually	(1,516)	(50,488)	(48,972)
GBP-SONIA-COMPOUND	4.47%	GBP	3,010,000	09/18/2026	Annually	(1,027)	30,257	31,284
4.01%	GBP-SONIA-COMPOUND	GBP	2,000,000	09/18/2026	Annually	—	2,863	2,863
4.86%	3 Month NZD Bank Bill Rate	NZD	16,190,000	09/18/2026	Quarterly	788	(184,929)	(185,717)
3.78%	3 Month NZD Bank Bill Rate	NZD	3,500,000	09/18/2026	Quarterly	—	4,863	4,863
USD - SOFR - COMPOUND	3.69%	USD	3,500,000	09/18/2026	Annually	—	664	664
BRL-CDI	11.80%	BRL	13,729,188	01/02/2029	At Maturity	812	(12,508)	(13,320)
9.66%	MXN-TIIE-Banxico	MXN	14,900,000	09/12/2029	Monthly	—	(18,304)	(18,304)
1.99%	CNY-CNREPOFIX=CFXS-Reuters	CNY	10,950,000	09/18/2029	Quarterly	—	(14,417)	(14,417)
COP-IBR-OIS-COMPOUND	7.52%	COP	1,360,000,000	09/18/2029	Annually	—	2,180	2,180
7.83%	COP - IBR - OIS - COMPOUND	COP	3,140,000,000	09/18/2029	Annually	—	(14,368)	(14,368)
ILS-TELBOR01-Reuters	4.01%	ILS	1,550,000	09/18/2029	Quarterly	—	(4,902)	(4,902)
ILS-TELBOR01-Reuters	4.43%	ILS	7,600,000	09/18/2029	Quarterly	—	14,755	14,755

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

6.33%	INR - FBIL- MIBOR - OIS - COMPOUND	INR	225,000,000	09/18/2029	Annually	—	(30,457)	(30,457)
5.10%	PLN-WIBOR-WIBO	PLN	3,760,000	09/18/2029	Semi-annual	—	(23,951)	(23,951)
3.04%	SGD-SORA-COMPOUND	SGD	2,570,000	09/18/2029	Annually	—	(67,049)	(67,049)
2.56%	SGD-SORA-COMPOUND	SGD	620,000	09/18/2029	Annually	—	(5,361)	(5,361)
THB-THOR	2.54%	THB	56,800,000	09/18/2029	Quarterly	—	36,863	36,863
2.31%	THB-THOR	THB	22,800,000	09/18/2029	Quarterly	—	(7,295)	(7,295)
2.09%	THB-THOR	THB	16,200,000	09/18/2029	Quarterly	—	(253)	(253)
TWD-Reuters-6165	1.88%	TWD	18,100,000	09/18/2029	Quarterly	—	4,201	4,201
TWD-Reuters-6165	1.93%	TWD	20,600,000	09/18/2029	Quarterly	—	6,686	6,686
TWD-Reuters-6165	1.95%	TWD	18,600,000	09/18/2029	Quarterly	—	6,562	6,562
1.80%	TWD-Reuters-6165	TWD	31,400,000	09/18/2029	Quarterly	—	(3,349)	(3,349)
ZAR-JIBAR-SAFEX	8.40%	ZAR	54,700,000	09/18/2029	Quarterly	—	100,239	100,239
8.27%	ZAR-JIBAR-SAFEX	ZAR	8,500,000	09/18/2029	Quarterly	—	(13,000)	(13,000)
7.69%	ZAR-JIBAR-SAFEX	ZAR	12,800,000	09/18/2029	Quarterly	—	(2,082)	(2,082)
HKD-HIBOR-HKAB	3.91%	HKD	7,800,000	09/19/2029	Quarterly	—	39,650	39,650
KRW-CD-KSDA-Bloomberg	2.79%	KRW	630,000,000	09/19/2029	Quarterly	—	(2,121)	(2,121)
3.29%	KRW-CD-KSDA-Bloomberg	KRW	1,160,000,000	09/19/2029	Quarterly	—	(16,313)	(16,313)
3.17%	KRW-CD-KSDA-Bloomberg	KRW	1,140,000,000	09/19/2029	Quarterly	—	(11,225)	(11,225)
4.89%	CL-CLICP-Bloomberg	CLP	1,650,000,000	09/23/2029	Semi-annual	—	(14,946)	(14,946)
6 Month AUD BBSW	4.12%	AUD	1,100,000	09/18/2034	Semi-annual	—	693	693
6 Month AUD BBSW	4.39%	AUD	1,700,000	09/18/2034	Semi-annual	—	27,100	27,100
6 Month AUD BBSW	4.41%	AUD	900,000	09/18/2034	Semi-annual	—	15,146	15,146
6 Month AUD BBSW	4.45%	AUD	8,160,000	09/18/2034	Semi-annual	4,842	155,881	151,039
6 Month AUD BBSW	4.46%	AUD	5,430,000	09/18/2034	Semi-annual	4,827	105,386	100,559
4.58%	6 Month AUD BBSW	AUD	1,400,000	09/18/2034	Semi-annual	—	(36,530)	(36,530)
4.57%	6 Month AUD BBSW	AUD	1,000,000	09/18/2034	Semi-annual	—	(25,954)	(25,954)
4.24%	6 Month AUD BBSW	AUD	1,000,000	09/18/2034	Semi-annual	—	(7,426)	(7,426)
4.04%	6 Month AUD BBSW	AUD	1,400,000	09/18/2034	Semi-annual	—	5,097	5,097
4.06%	6 Month AUD BBSW	AUD	1,000,000	09/18/2034	Semi-annual	—	2,781	2,781
CAD-CORRA-OIS-COMPOUND	3.23%	CAD	600,000	09/18/2034	Annually	—	7,147	7,147
CAD-CORRA-OIS-COMPOUND	3.28%	CAD	900,000	09/18/2034	Annually	—	13,442	13,442
CAD-CORRA-OIS-COMPOUND	3.35%	CAD	1,000,000	09/18/2034	Annually	—	19,709	19,709
CAD-CORRA-OIS-COMPOUND	3.41%	CAD	700,000	09/18/2034	Annually	—	16,559	16,559
CAD-CORRA-OIS-COMPOUND	3.42%	CAD	360,000	09/18/2034	Annually	426	8,676	8,250
3.43%	CAD-CORRA-OIS-COMPOUND	CAD	980,000	09/18/2034	Annually	(1,672)	(24,099)	(22,427)
3.33%	CAD-CORRA-OIS-COMPOUND	CAD	700,000	09/18/2034	Annually	—	(12,816)	(12,816)
2.97%	CAD-CORRA-OIS-COMPOUND	CAD	1,000,000	09/18/2034	Annually	—	4,606	4,606
2.97%	CAD-CORRA-OIS-COMPOUND	CAD	1,300,000	09/18/2034	Annually	—	5,657	5,657
CHF-SARON-OIS-COMPOUND	0.79%	CHF	500,000	09/18/2034	Annually	—	2,491	2,491
1.30%	CHF-SARON-OIS-COMPOUND	CHF	5,890,000	09/18/2034	Annually	(4,772)	(374,185)	(369,413)
0.99%	CHF-SARON-OIS-COMPOUND	CHF	400,000	09/18/2034	Annually	—	(11,154)	(11,154)
0.78%	CHF-SARON-OIS-COMPOUND	CHF	400,000	09/18/2034	Annually	—	(1,259)	(1,259)
EUR - EuroSTR -COMPOUND	2.25%	EUR	600,000	09/18/2034	Annually	—	(8,510)	(8,510)
EUR - EuroSTR -COMPOUND	2.35%	EUR	900,000	09/18/2034	Annually	—	(4,210)	(4,210)
EUR - EuroSTR -COMPOUND	2.62%	EUR	1,080,000	09/18/2034	Annually	2,163	23,267	21,104
2.69%	EUR-EuroSTR-COMPOUND	EUR	400,000	09/18/2034	Annually	—	(11,683)	(11,683)
2.30%	EUR-EuroSTR-COMPOUND	EUR	500,000	09/18/2034	Annually	—	4,925	4,925
2.38%	EUR-EuroSTR-COMPOUND	EUR	500,000	09/18/2034	Annually	—	615	615
GBP-SONIA-COMPOUND	3.64%	GBP	400,000	09/18/2034	Annually	—	(1,634)	(1,634)
GBP-SONIA-COMPOUND	3.64%	GBP	700,000	09/18/2034	Annually	—	(2,783)	(2,783)

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

GBP-SONIA-COMPOUND	3.70%	GBP	500,000	09/18/2034	Annually	—	869	869
GBP-SONIA-COMPOUND	3.74%	GBP	700,000	09/18/2034	Annually	—	4,839	4,839
3.87%	GBP-SONIA-COMPOUND	GBP	690,000	09/18/2034	Annually	(1,410)	(14,038)	(12,628)
3 Month NZD Bank Bill Rate	3.87%	NZD	800,000	09/18/2034	Quarterly	—	(5,232)	(5,232)
3 Month NZD Bank Bill Rate	4.03%	NZD	1,900,000	09/18/2034	Quarterly	—	2,943	2,943
3 Month NZD Bank Bill Rate	4.13%	NZD	1,000,000	09/18/2034	Quarterly	—	6,795	6,795
3 Month NZD Bank Bill Rate	4.21%	NZD	2,200,000	09/18/2034	Quarterly	—	23,819	23,819
3 Month NZD Bank Bill Rate	4.57%	NZD	3,820,000	09/18/2034	Quarterly	(321)	113,108	113,429
3 Month SEK STIBOR	2.26%	SEK	6,000,000	09/18/2034	Quarterly	—	(1,480)	(1,480)
3 Month SEK STIBOR	2.57%	SEK	8,000,000	09/18/2034	Quarterly	1,633	19,684	18,051
2.69%	3 Month SEK STIBOR	SEK	55,000,000	09/18/2034	Quarterly	(12,708)	(193,430)	(180,722)
USD - SOFR - COMPOUND	3.53%	USD	400,000	09/18/2034	Annually	—	3,083	3,083
USD - SOFR - COMPOUND	3.71%	USD	600,000	09/18/2034	Annually	—	13,438	13,438
USD - SOFR - COMPOUND	3.76%	USD	800,000	09/18/2034	Annually	—	21,587	21,587
3.48%	USD - SOFR - COMPOUND	USD	800,000	09/18/2034	Annually	—	(2,463)	(2,463)
3.37%	USD - SOFR - COMPOUND	USD	500,000	09/18/2034	Annually	—	2,985	2,985

						$(4,865)	$32,652	$37,517

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

MYR-KLIBOR	3.70%	BOA	MYR	11,400,000	09/18/2029	Quarterly	$—	$33,026	$33,026

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	MORD	USD	4,497,000	09/20/2024	Quarterly	7	(189,822)	(189,829)
Berkshire Hathaway, Inc.	1 Month Federal Funds Rate plus 0.48%	GS	USD	25,679,500	09/23/2024	Quarterly	—	(1,685,900)	(1,685,900)
1 Month Federal Funds Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,656,544	04/30/2025	Monthly	—	—	—
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	GS	USD	3,581,932	04/30/2025	Monthly	—	—	—
1 Month Federal Funds Rate plus 0.18%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,671,225	05/13/2025	Monthly	—	105,182	105,182
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.25%	UBSA	USD	1,589,176	05/13/2025	Monthly	—	(99,524)	(99,524)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

1 Month Federal Funds Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,552,538	12/16/2024	Monthly	—	55,304	55,304
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.17%	JPM	USD	1,783,817	12/16/2024	Monthly	—	(56,971)	(56,971)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,382,474	05/27/2025	Monthly	—	(23,790)	(23,790)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	2,361,656	06/29/2026	Monthly	—	(12,560)	(12,560)

							$7	$(1,908,081)	$(1,908,088)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	All or a portion of this security is out on loan (Note 2).

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(i)	The rate disclosed is the 7 day net yield as of August 31, 2024.
(j)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2024.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(36,361)	Allefro.eu.SA	15.1%	(358,172)
(2,596)	Bidcorp Ltd.	2.8%	(65,496)
(348)	Budimex SA	2.3%	(54,090)
(3,259)	Capitec Bank Holdings Ltd.	22.5%	(532,288)
(11,088)	Clicks Group Ltd.	9.7%	(230,802)
(20,316)	Cosan SA	2.0%	(48,159)
(722)	Dino Polska SA	2.5%	(60,027)
(46,000)	Genscript Biotech Corp.	2.9%	(69,388)
(27,000)	Gulf Energy Development PCL NVDR	1.7%	(40,391)
(147)	Hanmi Pharm Co. Ltd.	1.5%	(34,756)
(652)	HYBE Co. Ltd.	3.8%	(90,264)
(683)	Kakao Corp.	0.8%	(19,095)
(14,000)	Kingdee International Software Group Co. Ltd.	0.5%	(10,962)
(888)	Korea Aerospace Industries Ltd.	1.5%	(36,135)
(22)	LPP SA	3.5%	(83,672)
(903)	POSCO Chemical Co. Ltd.	6.1%	(145,814)
(30,900)	Rede D’Or Sao Luiz SA	7.4%	(175,061)
(60)	Samsung Biologics Co. Ltd.	1.9%	(43,999)
(12,352)	Samsung Heavy Industries Co. Ltd.	4.1%	(97,375)
(3,055)	Shoprite Holdings Ltd.	2.2%	(52,934)
(1,156)	Yuhan Corp.	5.2%	(122,176)

	TOTAL COMMON STOCKS		$(2,371,056)

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:
(187,400)	Airports Of Thailand PC NVDR	9.7%	(330,447)
(262,800)	Bangkok Express NVDR	1.7%	(59,446)
(122,000)	Genscript Biotech Corp.	5.4%	(184,028)
(271,800)	Gulf Energy Development PCL NVDR	12.0%	(406,601)
(383)	Hanmi Pharm Co. Ltd.	2.7%	(90,554)
(87,500)	Innovent Biologics, Inc.	13.9%	(474,285)
(2,341)	Kakao Corp.	1.9%	(65,449)
(291,000)	Kingdee International Software Group Co. Ltd.	6.7%	(227,850)
(7,405)	Korea Aerospace Industries Ltd.	8.9%	(301,327)
(81,800)	Nongfu Spring Co. Ltd.	8.7%	(295,469)
(33)	POSCO Chemical Co. Ltd.	0.2%	(5,329)
(571)	Samsung Biologics Co. Ltd.	12.3%	(418,726)
(40,355)	Samsung Heavy Industries Co. Ltd.	9.3%	(318,131)
(117,500)	Shandong Gold Mining Co. Ltd. - Class H	6.6%	(225,987)

	TOTAL COMMON STOCKS		$(3,403,629)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

17	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,105,324	GMO Climate Change Fund, Class III	24,792,425
2,481,868	GMO Emerging Country Debt Fund, Class VI	50,431,551
1,414,744	GMO High Yield Fund, Class VI	25,097,564
173,393,968	GMO Implementation Fund	2,340,818,569
4,137,463	GMO Opportunistic Income Fund, Class VI	100,747,215

	TOTAL MUTUAL FUNDS (COST $2,481,528,659)	2,541,887,324

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
3,219,584	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	3,219,584

	TOTAL SHORT-TERM INVESTMENTS (COST $3,219,584)	3,219,584

	TOTAL INVESTMENTS — 100.1% (Cost $2,484,748,243)	2,545,106,908
	Other Assets and Liabilities (net) — (0.1%)	(1,938,836)

	TOTAL NET ASSETS — 100.0%	$2,543,168,072

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	18

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.6%

	Australia — 1.3%
61,183	Accent Group Ltd.	87,359
23,421	ANZ Group Holdings Ltd.	480,724
182,562	BHP Group Ltd. (a)	5,026,592
208,396	BlueScope Steel Ltd.	2,903,361
131,269	Brambles Ltd. (a)	1,618,190
74,174	Fortescue Ltd. (a)	913,785
8,004	GrainCorp Ltd. – Class A	47,372
95,164	Grange Resources Ltd.	17,702
47,185	Harvey Norman Holdings Ltd.	146,103
92,272	Helia Group Ltd.	255,349
43,009	HomeCo Daily Needs – (REIT)	36,528
17,466	JB Hi-Fi Ltd.	939,476
1,195	McMillan Shakespeare Ltd.	12,795
59,370	Perenti Ltd.	41,629
49,555	Perseus Mining Ltd.	87,543
3,928	Premier Investments Ltd.	93,596
8,350	Rio Tinto Ltd. (a)	625,135
16,858	Southern Cross Media Group Ltd.	6,215
32,339	Super Retail Group Ltd.	390,384
2,428	Wesfarmers Ltd. (a)	119,109
14,714	Westpac Banking Corp.	310,217

	Total Australia	14,159,164

	Austria — 0.4%
30,626	Erste Group Bank AG	1,676,306
38,277	OMV AG	1,669,485
39,395	Raiffeisen Bank International AG	781,974
737	Strabag SE	31,919
2,130	Wienerberger AG	70,277

	Total Austria	4,229,961

	Belgium — 0.7%
81,869	Ageas SA	4,208,295
1,785	Bekaert SA	73,808
12,992	Groupe Bruxelles Lambert NV	1,003,175
11,529	KBC Group NV	897,729
452	Melexis NV	40,884
80,732	Proximus SADP	607,682
9,432	Syensqo SA	776,662

	Total Belgium	7,608,235

	Brazil — 0.4%
12,238	Alupar Investimento SA	69,116
21,100	Ambev SA	48,146
118,600	Banco do Brasil SA	591,743
34,900	Cia de Saneamento de Minas Gerais Copasa MG	146,883
3,700	Cia De Sanena Do Parana	18,815
93,317	CPFL Energia SA	564,444
35,400	Cury Construtora e Incorporadora SA	149,616
56,200	Eneva SA *	130,928

Shares	Description	Value ($)

	Brazil — continued
38,700	Engie Brasil Energia SA	310,097
14,402	Itau Unibanco Holding SA	81,287
42,200	Lojas Renner SA	127,365
54,127	Petroleo Brasileiro SA Sponsored ADR	824,354
5,100	Petroleo Brasileiro SA	38,857
24,700	Ser Educacional SA *	28,268
98,533	TIM SA	312,245
430	TIM SA ADR	6,846
21,338	Transmissora Alianca de Energia Eletrica SA	134,215
84,490	Ultrapar Participacoes SA	350,196
30,219	Vale SA Sponsored ADR (a)	317,904
6,185	Vale SA	65,384
63,300	Vibra Energia SA	288,873

	Total Brazil	4,605,582

	Canada — 3.6%
9,900	Alimentation Couche-Tard, Inc. (a)	565,137
100,976	B2Gold Corp. (b)	282,733
51,800	B2Gold Corp. (b)	145,677
20,310	Bank of Nova Scotia (b)	1,013,063
17,800	Bank of Nova Scotia (b)	888,514
6,420	Brookfield Asset Management Ltd. – Class A (c)	261,679
33,184	Brookfield Corp. (a)	1,668,492
2,500	BRP, Inc.	181,316
15,192	Canadian Imperial Bank of Commerce (b)	887,821
12,200	Canadian Imperial Bank of Commerce (b)	712,998
16,900	Canadian Tire Corp. Ltd. – Class A	1,926,699
6,700	Canfor Corp. *	72,337
13,048	Celestica, Inc. * (b)	664,382
12,713	Celestica, Inc. * (b)	647,346
15,700	China Gold International Resources Corp. Ltd. *	75,178
4,200	CI Financial Corp.	54,352
3,100	Cogeco Communications, Inc.	148,530
2,703	Cogeco, Inc.	108,168
2,900	DREAM Unlimited Corp. – Class A (c)	56,810
24,600	Dundee Precious Metals, Inc.	239,675
14,600	Empire Co. Ltd. – Class A	407,129
600	EQB, Inc.	42,465
700	Fairfax Financial Holdings Ltd. (a)	845,080
2,700	Finning International, Inc.	80,140
12,300	Great-West Lifeco, Inc. (a)	404,326
16,500	iA Financial Corp., Inc.	1,268,185
1,500	IGM Financial, Inc.	44,166
3,505	Imperial Oil Ltd. (b)	263,681
2,500	Imperial Oil Ltd. (b)	188,291
6,200	Interfor Corp. *	76,830
6,585	International Petroleum Corp. *	95,299
20,731	Kinross Gold Corp.	187,408
1,100	Linamar Corp.	51,586
37,269	Magna International, Inc. (b)	1,566,416
15,200	Magna International, Inc. (b)	638,837

19	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
116,100	Manulife Financial Corp. (a) (b)	3,205,640
90,050	Manulife Financial Corp. (a) (b)	2,486,281
26,688	Nutrien Ltd. (b)	1,292,233
24,000	Nutrien Ltd. (b)	1,162,379
9,500	Onex Corp.	671,235
22,302	Open Text Corp. (a) (b)	709,650
5,900	Open Text Corp. (a) (b)	187,728
53,200	Parex Resources, Inc.	534,112
90,500	Power Corp. of Canada	2,778,158
45,000	Quebecor, Inc. – Class B	1,117,612
7,900	Resolute Forest Products, Inc. * (d)	15,800
15,000	Russel Metals, Inc.	418,952
5,900	Sleep Country Canada Holdings, Inc.	152,398
2,300	Spin Master Corp.	55,109
6,300	Stella-Jones, Inc.	433,822
16,400	Sun Life Financial, Inc. (a) (b)	893,959
8,673	Sun Life Financial, Inc. (a) (b)	472,852
40,500	Toronto-Dominion Bank (b)	2,426,724
5,044	Toronto-Dominion Bank (b)	302,236
1,200	Wajax Corp.	22,706
22,000	West Fraser Timber Co. Ltd. (b)	1,946,722
4,227	West Fraser Timber Co. Ltd. (b)	374,174

	Total Canada	38,421,228

	Chile — 0.0%
77,765	Cencosud SA	157,450
969,325	Cia Sud Americana de Vapores SA	63,651
1,091,789	Colbun SA	145,776
11,690	Enel Chile SA ADR	32,031

	Total Chile	398,908

	China — 1.8%
66,000	361 Degrees International Ltd.	29,695
150,000	3SBio, Inc.	116,236
2,613,000	Agricultural Bank of China Ltd. – Class H	1,150,968
30,848	Alibaba Group Holding Ltd. Sponsored ADR (a)	2,570,872
291,000	AviChina Industry & Technology Co. Ltd. – Class H	124,384
257,500	BAIC Motor Corp. Ltd. – Class H	60,775
614,091	Bank of Communications Co. Ltd. – Class H	443,766
100,500	Beijing Enterprises Holdings Ltd.	324,838
984,000	China Cinda Asset Management Co. Ltd. – Class H	79,333
296,000	China CITIC Bank Corp. Ltd. – Class H	170,793
396,000	China Communications Services Corp. Ltd. – Class H	201,697
51,500	China Conch Venture Holdings Ltd.	40,101
4,953,000	China Construction Bank Corp. – Class H	3,477,697
448,000	China Energy Engineering Corp. Ltd. – Class H	47,600
413,000	China Everbright Environment Group Ltd.	189,073
1,058,000	China Greenfresh Group Co. Ltd. * (e)	—

Shares	Description	Value ($)

	China — continued
24,500	China Hongqiao Group Ltd.	33,411
217,000	China Lesso Group Holdings Ltd.	77,234
117,000	China Overseas Grand Oceans Group Ltd.	22,820
1,405,042	China Railway Group Ltd. – Class H	648,867
204,000	China Reinsurance Group Corp. – Class H	18,537
172,000	China Resources Pharmaceutical Group Ltd.	121,106
11,000	China Shineway Pharmaceutical Group Ltd.	12,262
128,000	China State Construction International Holdings Ltd.	182,529
1,776,400	China Zhongwang Holdings Ltd. * (e)	—
685,000	CITIC Ltd.	679,811
797,500	COSCO Shipping Holdings Co. Ltd. – Class H	1,095,827
468,000	CRRC Corp. Ltd. – Class H	283,485
254,000	CSPC Pharmaceutical Group Ltd.	155,948
4,200	ENN Energy Holdings Ltd.	27,041
20,000	Fosun International Ltd.	10,349
126,000	Fufeng Group Ltd.	70,750
22,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	54,651
37,800	Haier Smart Home Co. Ltd. – Class H	115,505
25,689	JD.com, Inc. ADR (a)	693,603
198,000	Kunlun Energy Co. Ltd.	197,919
42,900	Legend Holdings Corp. – Class H *	30,532
274,000	Lenovo Group Ltd.	334,571
17,381	Livzon Pharmaceutical Group, Inc. – Class H	55,116
143,000	Lonking Holdings Ltd.	25,927
13,500	NetDragon Websoft Holdings Ltd.	18,204
38,000	Orient Overseas International Ltd.	525,967
72,000	PICC Property & Casualty Co. Ltd. – Class H	93,247
124,000	Poly Property Group Co. Ltd.	20,782
82,600	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	113,954
84,500	Sinopec Engineering Group Co. Ltd. – Class H	57,796
173,600	Sinopharm Group Co. Ltd. – Class H	401,757
146,000	Sinotruk Hong Kong Ltd.	364,265
172,000	Skyworth Group Ltd.	63,130
34,000	SSY Group Ltd.	16,803
86,000	TCL Electronics Holdings Ltd.	51,304
59,300	Tencent Holdings Ltd.	2,876,045
8,000	Tianneng Power International Ltd. (c)	5,697
122,000	Weichai Power Co. Ltd. – Class H	186,603
21,000	Zhongsheng Group Holdings Ltd.	23,902

	Total China	18,795,085

	Czech Republic — 0.0%
35,890	Moneta Money Bank AS	172,721
137	Philip Morris CR AS	91,778

	Total Czech Republic	264,499

See accompanying notes to the financial statements.	20

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.7%
670	AP Moller - Maersk AS – Class A (a)	974,477
1,055	AP Moller - Maersk AS – Class B (a)	1,577,529
60,540	Danske Bank AS	1,889,589
5,746	Genmab AS *	1,598,035
33,473	H Lundbeck AS	237,836
857	Matas AS	15,910
545	Pandora AS	95,459
2,749	ROCKWOOL AS – B Shares	1,192,786
2,359	Scandinavian Tobacco Group AS	37,221

	Total Denmark	7,618,842

	Egypt — 0.0%
24,100	Abou Kir Fertilizers & Chemical Industries	28,759
113,313	Commercial International Bank - Egypt (CIB)	202,943
199,218	Eastern Co. SAE	104,335
23,452	ElSewedy Electric Co.	27,787
64,961	Misr Fertilizers Production Co. SAE	59,104

	Total Egypt	422,928

	Finland — 0.5%
6,370	Kemira OYJ	155,949
118	Konecranes OYJ	8,297
42,131	Neste OYJ	983,094
697,281	Nokia OYJ	3,073,824
45,823	Outokumpu OYJ	170,144
9,182	TietoEVRY OYJ (a)	192,711
18,579	Valmet OYJ	532,963

	Total Finland	5,116,982

	France — 3.5%
237	Amundi SA	17,798
1,692	APERAM SA	47,708
68,220	ArcelorMittal SA	1,598,232
3,302	Arkema SA	306,352
18,784	AXA SA (a)	714,902
261	Axway Software SA * (a)	6,623
27,104	BNP Paribas SA	1,874,717
21,626	Carrefour SA	348,401
43,139	Cie de Saint-Gobain SA	3,769,737
7,011	Cie Generale des Etablissements Michelin SCA (a)	275,283
29,085	Coface SA	467,613
42,668	Credit Agricole SA	668,392
8,028	Derichebourg SA	44,553
4,004	Eurazeo SE	315,416
6,211	Ipsen SA	753,176
1,932	IPSOS SA	119,072
1,420	LVMH Moet Hennessy Louis Vuitton SE (a)	1,056,929
5,354	Metropole Television SA	72,565
89,096	Orange SA (a)	1,016,223
7,232	Publicis Groupe SA (a)	797,642

Shares	Description	Value ($)

	France — continued
6,843	Quadient SA	131,079
31,533	Renault SA	1,495,681
35,252	Rexel SA	889,488
20,506	Rubis SCA	659,678
8,312	Safran SA (a)	1,821,457
38,430	Sanofi SA	4,313,310
891	Schneider Electric SE (a)	227,294
3,293	Societe BIC SA	222,500
88,628	Societe Generale SA	2,142,399
72,530	STMicroelectronics NV - NY Shares	2,317,333
26,513	Television Francaise 1 SA	236,417
86,404	TotalEnergies SE	5,943,884
7,812	Valeo SE	83,224
195,464	Vivendi SE	2,192,692

	Total France	36,947,770

	Germany — 1.5%
4,034	1&1 AG	64,300
1,145	Allianz SE (Registered) (a)	355,701
109	Amadeus Fire AG	11,225
16,330	Bayerische Motoren Werke AG	1,515,490
8,388	Beiersdorf AG	1,212,905
13,989	Continental AG	945,889
31,244	Daimler Truck Holding AG (a)	1,201,098
107,715	Deutsche Bank AG (Registered) (a)	1,762,347
12,818	Deutz AG	67,307
141	Draegerwerk AG & Co. KGaA	6,896
29,235	E.ON SE (a)	414,440
8,809	Freenet AG	256,651
19,088	Fresenius SE & Co. KGaA *	704,862
6,036	Heidelberg Materials AG	641,125
2,496	Henkel AG & Co. KGaA	207,554
364	Hornbach Holding AG & Co. KGaA	32,100
15,445	Kloeckner & Co. SE	88,690
6,584	Knorr-Bremse AG	541,403
274	Krones AG	37,563
59,552	Mercedes-Benz Group AG	4,104,623
40,732	ProSiebenSat.1 Media SE	259,052
969	RTL Group SA	31,586
2,496	Salzgitter AG	43,776
4,168	Siemens AG (Registered) (a)	784,024
3,924	Talanx AG	338,081
1,833	Volkswagen AG	204,756

	Total Germany	15,833,444

	Greece — 0.1%
85,208	Eurobank Ergasias Services & Holdings SA – Class A	194,281
12,055	FF Group * (e)	—
5,227	JUMBO SA	132,185
4,537	Metlen Energy & Metals SA	170,373
2,537	Motor Oil Hellas Corinth Refineries SA	60,855

21	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Greece — continued
1,837	OPAP SA	31,749

	Total Greece	589,443

	Hong Kong — 0.8%
93,200	ASMPT Ltd.	1,051,835
26,600	Bank of East Asia Ltd.	33,837
90,000	BOC Hong Kong Holdings Ltd.	282,503
29,000	Chow Sang Sang Holdings International Ltd.	24,641
234,000	CITIC Telecom International Holdings Ltd.	68,657
259,500	CK Asset Holdings Ltd.	1,044,319
249,500	CK Hutchison Holdings Ltd.	1,367,698
22,400	Dah Sing Financial Holdings Ltd.	66,204
108,000	E-Commodities Holdings Ltd.	20,184
102,000	First Pacific Co. Ltd.	54,399
118,876	Galaxy Entertainment Group Ltd.	458,583
104,000	Giordano International Ltd.	22,777
34,500	Health & Happiness H&H International Holdings Ltd.	36,729
99,000	HKT Trust & HKT Ltd. – Class SS	125,701
206,000	IGG, Inc. *	85,264
62,500	Johnson Electric Holdings Ltd.	85,484
52,598	K Wah International Holdings Ltd.	11,568
9,500	Kerry Logistics Network Ltd.	8,515
30,000	Kerry Properties Ltd.	56,109
29,800	Luk Fook Holdings International Ltd.	55,201
133,000	Pacific Textiles Holdings Ltd.	26,234
58,000	Shun Tak Holdings Ltd. *	4,825
17,000	SITC International Holdings Co. Ltd.	40,041
32,500	SmarTone Telecommunications Holdings Ltd.	15,982
102,000	Sun Hung Kai Properties Ltd. (a)	990,974
79,500	Swire Pacific Ltd. – Class A	674,812
13,800	Swire Properties Ltd.	25,302
39,000	Texhong International Group Ltd. *	17,851
46,000	Texwinca Holdings Ltd.	5,171
190,000	VSTECS Holdings Ltd.	104,384
29,000	VTech Holdings Ltd.	187,809
1,787,500	WH Group Ltd.	1,296,421
71,000	Yue Yuen Industrial Holdings Ltd.	122,602

	Total Hong Kong	8,472,616

	Hungary — 0.2%
21,443	MOL Hungarian Oil & Gas PLC	162,700
42,545	OTP Bank Nyrt	2,190,502
10,992	Richter Gedeon Nyrt	333,155

	Total Hungary	2,686,357

	India — 2.1%
24,514	Arvind Ltd.	118,030
42,687	Aurobindo Pharma Ltd.	797,866
58,800	Bandhan Bank Ltd.	140,425
401,456	Bharat Petroleum Corp. Ltd.	1,706,531

Shares	Description	Value ($)

	India — continued
5,796	Castrol India Ltd.	18,258
27,928	Chambal Fertilisers & Chemicals Ltd.	173,509
14,725	Chennai Petroleum Corp. Ltd.	171,620
35,796	Cipla Ltd.	706,786
1,427	Colgate-Palmolive India Ltd.	61,910
2,265	Coromandel International Ltd.	47,520
1,336	Deepak Fertilisers & Petrochemicals Corp. Ltd. *	16,604
5,692	Dhampur Bio Organics Ltd.	9,634
8,432	Dr. Reddy’s Laboratories Ltd. ADR	703,819
2,004	Dr. Reddy’s Laboratories Ltd.	166,909
292,824	GAIL India Ltd.	826,748
2,583	GHCL Ltd.	21,346
10,979	Great Eastern Shipping Co. Ltd.	175,503
9,912	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	80,888
9,002	Gujarat Pipavav Port Ltd.	24,247
63,377	Gujarat State Fertilizers & Chemicals Ltd.	173,982
7	HCL Technologies Ltd.	146
19,975	Hero MotoCorp Ltd.	1,303,434
38,525	Hindalco Industries Ltd.	322,329
75,360	Hindustan Petroleum Corp. Ltd.	376,887
568,342	Indian Oil Corp. Ltd.	1,199,373
2,606	Infosys Ltd.	60,694
178,931	ITC Ltd.	1,074,934
12,783	JM Financial Ltd.	16,246
21,553	Karnataka Bank Ltd. *	58,589
16,255	LIC Housing Finance Ltd.	130,675
8,077	Mahanagar Gas Ltd. (Registered)	172,851
265,257	Manappuram Finance Ltd.	681,476
7,471	Muthoot Finance Ltd.	174,927
16	NCC Ltd.	61
550,946	NMDC Ltd.	1,469,043
883,166	Oil & Natural Gas Corp. Ltd.	3,483,033
117,606	Petronet LNG Ltd.	515,109
116,066	Power Finance Corp. Ltd.	764,529
574,059	Power Grid Corp. of India Ltd.	2,316,272
71,109	PTC India Ltd.	180,463
13,447	Rashtriya Chemicals & Fertilizers Ltd.	32,254
10,243	Redington Ltd.	24,655
180	Reliance Industries Ltd.	6,488
4,177	RITES Ltd.	32,339
245,452	Sammaan Capital Ltd.	474,314
18,488	Shipping Corp. of India Ltd.	59,250
6,779	Shriram Finance Ltd.	259,906
19,714	Sun TV Network Ltd.	193,252
9,720	Vardhman Textiles Ltd.	57,553
2,898	Zensar Technologies Ltd.	26,536
40,193	Zydus Lifesciences Ltd.	535,468

	Total India	22,145,221

	Indonesia — 0.5%
1,207,600	AKR Corporindo Tbk. PT	116,850
1,013,300	Aneka Tambang Tbk. PT	91,066

See accompanying notes to the financial statements.	22

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
164,100	Astra International Tbk. PT	54,119
2,455,300	Bank Central Asia Tbk. PT	1,636,938
1,398,592	Bank Mandiri Persero Tbk. PT	646,284
2,475,700	Bank Negara Indonesia Persero Tbk. PT	856,652
1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	61,385
3,943,100	Bank Rakyat Indonesia Persero Tbk. PT	1,312,878
551,200	Indofood Sukses Makmur Tbk. PT	244,514
1,399,700	Kalbe Farma Tbk. PT	149,365
190,600	Medco Energi Internasional Tbk. PT	15,472
1,193,300	Media Nusantara Citra Tbk. PT *	25,177

	Total Indonesia	5,210,700

	Ireland — 0.2%
9,210	AIB Group PLC	55,462
14,882	Bank of Ireland Group PLC	170,957
569	Kingspan Group PLC	49,544
15,644	Origin Enterprises PLC	57,027
9,611	Permanent TSB Group Holdings PLC *	16,974
12,923	Ryanair Holdings PLC Sponsored ADR (a)	1,440,397

	Total Ireland	1,790,361

	Israel — 0.5%
44,314	Bank Hapoalim BM	441,773
158,696	Bank Leumi Le-Israel BM	1,534,515
9,564	Check Point Software Technologies Ltd. * (c)	1,841,070
11,781	ICL Group Ltd.	53,917
14,349	Israel Discount Bank Ltd. – Class A	79,627
3,624	Nice Ltd. Sponsored ADR* (a)	629,634
87,044	Oil Refineries Ltd.	22,629
20,508	Teva Pharmaceutical Industries Ltd. Sponsored ADR*	386,986

	Total Israel	4,990,151

	Italy — 1.7%
47,471	Anima Holding SpA	265,483
16,819	Banca IFIS SpA	396,058
19,321	Banco BPM SpA	131,728
157,460	BPER Banca SpA	884,232
17,700	Credito Emiliano SpA	202,468
44,548	Eni SpA	724,940
5,322	Esprinet SpA *	30,849
48,061	Generali (a)	1,326,455
268,547	Intesa Sanpaolo SpA	1,122,360
147,919	Leonardo SpA	3,773,455
55,600	MFE-MediaForEurope NV – Class A	182,568
5,984	Poste Italiane SpA	83,320
183,966	Stellantis NV (a)	3,095,854
2,297,130	Telecom Italia SpA * (c)	607,975
36,209	Tenaris SA ADR	1,075,045
3,424	Tenaris SA	50,390
29,575	UniCredit SpA	1,229,289

Shares	Description	Value ($)

	Italy — continued
1,495	Unieuro SpA (c)	19,219
233,852	Unipol Gruppo SpA	2,484,669

	Total Italy	17,686,357

	Japan — 18.1%
5,500	ADEKA Corp.	114,790
5,100	Aichi Corp.	39,308
3,200	Air Water, Inc.	44,702
38,500	Amano Corp.	1,160,336
2,800	AOKI Holdings, Inc.	24,285
3,000	Arata Corp.	73,021
2,700	Asahi Group Holdings Ltd.	100,779
5,600	Asahi Yukizai Corp.	161,940
8,800	Axial Retailing, Inc.	57,416
3,600	Bando Chemical Industries Ltd.	45,694
15,400	Belluna Co. Ltd.	78,681
9,200	BML, Inc.	173,606
26,600	Bridgestone Corp. (a)	1,039,807
108,100	Brother Industries Ltd.	2,021,065
3,300	Bunka Shutter Co. Ltd.	41,294
18,500	Canon Marketing Japan, Inc.	579,907
30,500	Canon, Inc.	1,047,502
2,900	Central Glass Co. Ltd.	71,820
1,300	Chiyoda Integre Co. Ltd.	32,024
133,300	Chubu Electric Power Co., Inc. (a)	1,665,444
175,800	Credit Saison Co. Ltd.	3,906,192
2,600	Dai Nippon Printing Co. Ltd. (a)	93,910
1,100	Dai Nippon Toryo Co. Ltd.	8,898
107,400	Daicel Corp.	965,297
3,000	Dai-Dan Co. Ltd.	62,832
2,500	Daido Steel Co. Ltd.	24,854
100	Daihen Corp.	4,571
3,000	Daiichi Jitsugyo Co. Ltd.	49,718
15,700	Daiki Aluminium Industry Co. Ltd.	121,563
35,500	Daiwa House Industry Co. Ltd.	1,093,349
117,110	Daiwabo Holdings Co. Ltd.	2,228,509
111,000	Denka Co. Ltd.	1,725,742
600	Dowa Holdings Co. Ltd.	20,862
1,600	DTS Corp. (a)	45,339
700	Elecom Co. Ltd.	6,890
560,200	ENEOS Holdings, Inc.	3,047,355
87,000	EXEO Group, Inc.	937,265
25,400	Ferrotec Holdings Corp. (c)	428,922
135,600	Fuji Corp.	2,289,509
79,900	FUJIFILM Holdings Corp.	2,154,870
55,000	Fujikura Ltd.	1,604,698
100	Fukuda Denshi Co. Ltd.	5,158
1,200	Fukushima Galilei Co. Ltd.	46,469
19,100	Glory Ltd.	344,314
4,900	GS Yuasa Corp.	93,069
37,300	GungHo Online Entertainment, Inc.	776,550
146,400	H.U. Group Holdings, Inc.	2,694,052
200	Hamakyorex Co. Ltd.	6,733

23	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
3,200	Hanwa Co. Ltd.	112,219
55,500	Haseko Corp.	690,956
35,900	Hitachi Construction Machinery Co. Ltd.	884,401
2,900	Hitachi Ltd. (a)	71,543
65,000	Hogy Medical Co. Ltd.	1,972,440
206,700	Honda Motor Co. Ltd. (a)	2,280,986
64,025	Honda Motor Co. Ltd. Sponsored ADR	2,109,624
7,200	Horiba Ltd.	482,263
18,600	Hosiden Corp.	268,560
81,100	Idemitsu Kosan Co. Ltd.	592,750
300	Inaba Denki Sangyo Co. Ltd.	7,898
38,300	Inabata & Co. Ltd.	889,659
318,400	Inpex Corp.	4,693,604
271,000	Isuzu Motors Ltd.	4,114,445
93,700	ITOCHU Corp. (a)	4,988,976
17,500	Itochu Enex Co. Ltd.	192,509
500	Itochu-Shokuhin Co. Ltd.	25,146
7,700	Itoham Yonekyu Holdings, Inc.	209,362
2,900	Izumi Co. Ltd. (c)	64,879
29,700	JAFCO Group Co. Ltd.	411,748
1,000	Japan Lifeline Co. Ltd.	7,717
1,700	Japan Petroleum Exploration Co. Ltd.	68,108
31,100	Japan Post Insurance Co. Ltd.	589,238
80,200	Japan Tobacco, Inc.	2,315,393
39,400	JFE Holdings, Inc.	546,207
3,700	Justsystems Corp. (a)	88,096
22,300	Kaga Electronics Co. Ltd.	835,571
1,000	Kajima Corp.	18,311
3,500	Kamei Corp.	50,794
21,500	Kandenko Co. Ltd.	319,593
2,000	Kaneka Corp.	51,911
229,100	Kanematsu Corp.	3,967,531
10,800	Kansai Electric Power Co., Inc. (a)	191,959
23,500	Kawasaki Kisen Kaisha Ltd.	347,139
34,600	KDDI Corp. (a)	1,167,304
2,600	Kinden Corp.	55,961
218,600	Kirin Holdings Co. Ltd.	3,300,063
3,400	Kitz Corp.	24,144
25,000	Kobe Steel Ltd.	307,936
7,800	Kohnan Shoji Co. Ltd. (c)	208,360
11,900	Kokuyo Co. Ltd.	201,419
41,800	Komatsu Ltd. (a)	1,169,666
8,400	Komeri Co. Ltd.	214,754
100	K’s Holdings Corp.	1,077
63,600	Kumiai Chemical Industry Co. Ltd.	340,513
3,000	Kyokuto Kaihatsu Kogyo Co. Ltd.	55,515
16,900	Kyudenko Corp.	761,627
334,400	Macromill, Inc.	1,856,685
10,400	Marubeni Corp. (a)	179,395
500	Maruha Nichiro Corp.	10,461
68,800	Maruichi Steel Tube Ltd.	1,654,960
2,700	Maruzen Showa Unyu Co. Ltd.	93,193
7,100	Matsuda Sangyo Co. Ltd.	156,663
109,600	Maxell Ltd.	1,371,310

Shares	Description	Value ($)

	Japan — continued
101,100	Mazda Motor Corp.	853,910
15,300	MCJ Co. Ltd.	160,381
7,400	Medipal Holdings Corp.	129,727
900	Melco Holdings, Inc.	21,888
12,800	Mirait One Corp.	186,204
1,400	Mirarth Holdings, Inc.	5,002
20,200	Mitsubishi Chemical Group Corp.	118,053
45,700	Mitsubishi Corp. (a)	951,397
165,500	Mitsubishi Electric Corp. (a)	2,788,019
52,000	Mitsubishi Gas Chemical Co., Inc.	971,550
2,900	Mitsubishi Research Institute, Inc.	84,666
300	Mitsubishi Shokuhin Co. Ltd.	10,885
84,000	Mitsubishi UFJ Financial Group, Inc. (a)	886,219
35,900	Mitsui & Co. Ltd. (a)	775,951
3,100	Mitsui DM Sugar Holdings Co. Ltd.	68,557
80,700	Mitsui OSK Lines Ltd. (a) (c)	2,911,291
30,400	Mizuno Corp.	2,053,058
61,100	Morinaga & Co. Ltd.	1,153,772
35,100	Morinaga Milk Industry Co. Ltd.	810,129
1,100	Nafco Co. Ltd.	20,040
6,400	Nagase & Co. Ltd.	140,666
23,900	NEC Corp. (a)	2,118,156
9,500	NGK Insulators Ltd.	127,372
76,100	NH Foods Ltd.	2,851,485
24,300	Nichias Corp.	948,262
5,600	Nichiha Corp.	133,728
5,200	Nichireki Co. Ltd.	90,179
2,000	Nippon Densetsu Kogyo Co. Ltd.	25,391
25,200	Nippon Shinyaku Co. Ltd.	609,128
4,800	Nippon Soda Co. Ltd.	167,360
668,900	Nippon Telegraph & Telephone Corp. (a)	714,918
78,100	Nippon Television Holdings, Inc.	1,279,820
117,900	Nippon Yusen KK (a) (c)	4,277,280
287,900	Nissan Motor Co. Ltd. (c)	851,140
1,500	Nissin Corp.	43,810
12,700	Niterra Co. Ltd.	378,288
900	Nitta Corp.	23,588
4,400	Nittetsu Mining Co. Ltd.	134,949
1,800	Nitto Denko Corp.	150,945
46,500	Nojima Corp.	539,008
14,900	Nomura Holdings, Inc.	87,484
31,800	Nomura Real Estate Holdings, Inc.	916,032
3,200	Noritake Co. Ltd.	87,645
1,700	NS United Kaiun Kaisha Ltd.	56,911
1,100	Obara Group, Inc.	30,473
89,800	Oji Holdings Corp.	359,376
31,400	Okamura Corp.	426,581
128,400	Ono Pharmaceutical Co. Ltd.	1,898,181
60,000	ORIX Corp. (a)	1,508,453
8,500	Osaka Gas Co. Ltd. (a)	209,948
23,300	Otsuka Holdings Co. Ltd.	1,373,644
172,900	Pacific Industrial Co. Ltd.	1,706,873
2,000	PALTAC Corp.	61,467
394,200	Panasonic Holdings Corp.	3,312,041

See accompanying notes to the financial statements.	24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
261,200	Penta-Ocean Construction Co. Ltd.	1,151,469
6,300	Pilot Corp.	186,312
2,200	Prima Meat Packers Ltd.	34,821
2,200	Raito Kogyo Co. Ltd.	32,893
5,500	Recruit Holdings Co. Ltd. (a)	342,991
43,500	Renesas Electronics Corp. (a)	757,312
14,400	Rengo Co. Ltd.	99,372
500	Restar Corp.	9,890
35,600	Ricoh Co. Ltd.	374,414
124,700	Rohm Co. Ltd.	1,575,061
800	Roland DG Corp. *	29,322
4,700	S Foods, Inc.	86,728
4,300	Sakai Moving Service Co. Ltd.	76,551
6,500	Sakata INX Corp.	75,691
14,700	San-Ai Obbli Co. Ltd.	204,200
8,800	Sanki Engineering Co. Ltd.	140,881
26,400	Sankyo Co. Ltd.	380,520
41,600	Sankyu, Inc.	1,365,446
64,200	Sanwa Holdings Corp.	1,472,604
200	Sanyo Denki Co. Ltd.	12,477
141,500	Sega Sammy Holdings, Inc.	2,485,274
13,300	Seiko Epson Corp.	248,676
64,600	Sekisui Chemical Co. Ltd.	985,810
71,000	Sekisui House Ltd.	1,835,132
2,900	Sekisui Jushi Corp.	47,747
10,000	Shimamura Co. Ltd.	533,949
4,200	Shinagawa Refractories Co. Ltd.	50,466
71,600	Shionogi & Co. Ltd.	3,335,276
12,000	Ship Healthcare Holdings, Inc.	180,578
800	Sinanen Holdings Co. Ltd.	31,139
2,900	Sinko Industries Ltd.	90,099
43,760	Sojitz Corp.	1,051,669
121,600	Stanley Electric Co. Ltd.	2,340,773
10,700	Star Micronics Co. Ltd.	144,284
13,200	Starts Corp., Inc.	304,924
109,400	Subaru Corp.	2,098,355
174,300	SUMCO Corp.	2,013,552
37,500	Sumitomo Corp. (a)	891,690
3,700	Sumitomo Densetsu Co. Ltd.	91,047
5,600	Sumitomo Electric Industries Ltd.	93,351
97,000	Sumitomo Forestry Co. Ltd.	4,054,937
42,700	Sumitomo Heavy Industries Ltd.	1,000,180
47,500	Sumitomo Mitsui Financial Group, Inc.	3,134,676
93,400	Sumitomo Mitsui Trust Holdings, Inc.	2,327,516
9,100	Sun Frontier Fudousan Co. Ltd.	114,928
138,100	T&D Holdings, Inc.	2,339,843
1,400	Takeda Pharmaceutical Co. Ltd.	41,681
5,400	Tamron Co. Ltd.	174,032
72,100	THK Co. Ltd.	1,339,876
284,100	Tokai Carbon Co. Ltd.	1,741,072
3,500	Tokai Rika Co. Ltd.	47,863
412,100	Tokyo Electric Power Co. Holdings, Inc. * (a)	1,965,613
119,200	Tokyo Gas Co. Ltd. (a)	2,981,869

Shares	Description	Value ($)

	Japan — continued
38,300	Tokyo Steel Manufacturing Co. Ltd.	525,442
116,000	Tosei Corp.	1,864,615
80,600	Tosoh Corp.	1,039,840
66,600	TOTO Ltd.	2,311,533
12,600	Toyo Tire Corp.	186,414
13,300	Toyoda Gosei Co. Ltd.	240,349
18,900	Toyota Boshoku Corp.	252,422
19,100	Toyota Industries Corp. (a)	1,513,392
111,200	Toyota Tsusho Corp.	2,148,853
300	Transcosmos, Inc.	7,325
200	Tsubakimoto Chain Co.	8,370
7,400	Tsugami Corp.	78,291
18,100	TV Asahi Holdings Corp.	248,076
3,600	Wacoal Holdings Corp.	106,699
16,700	YAMABIKO Corp.	267,247
56,100	Yamaha Corp.	1,354,019
519,200	Yamaha Motor Co. Ltd.	4,549,689
26,500	Yamazen Corp.	250,149
17,200	Yellow Hat Ltd.	301,103
88,200	Yokogawa Bridge Holdings Corp.	1,620,236
18,800	Yokohama Rubber Co. Ltd.	430,271
6,300	Yuasa Trading Co. Ltd.	223,437
38,500	Zenkoku Hosho Co. Ltd. (c)	1,555,256

	Total Japan	193,164,594

	Kuwait — 0.0%
8,662	Humansoft Holding Co. KSC	75,544

	Malaysia — 0.2%
42,700	AMMB Holdings Bhd.	51,414
670,000	CIMB Group Holdings Bhd.	1,273,964
22,600	IOI Corp. Bhd.	21,034
7,000	Kossan Rubber Industries Bhd.	2,948
53,700	KPJ Healthcare Bhd.	23,871
218,000	Malayan Banking Bhd.	543,860
59,000	MISC Bhd.	114,578
54,300	Petronas Chemicals Group Bhd.	72,999
16,500	PPB Group Bhd.	55,712
310,600	Sime Darby Bhd.	178,427

	Total Malaysia	2,338,807

	Mexico — 0.7%
55,086	Arca Continental SAB de CV	496,730
61,346	Banco del Bajio SA	152,880
68,098	Cemex SAB de CV Sponsored ADR	417,441
5,570	Coca-Cola Femsa SAB de CV Sponsored ADR	469,217
495,200	Credito Real SAB de CV SOFOM ER * (e)	—
16,229	El Puerto de Liverpool SAB de CV – Class C1	93,908
146,378	Fomento Economico Mexicano SAB de CV	1,505,161
5,784	Grupo Aeroportuario del Centro Norte SAB de CV	46,362

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
271	Grupo Aeroportuario del Centro Norte SAB de CV ADR	17,363
500	Grupo Aeroportuario del Sureste SAB de CV ADR	134,695
4,863	Grupo Aeroportuario del Sureste SAB de CV – Class B	130,307
279,522	Grupo Financiero Banorte SAB de CV – Class O	1,938,065
268,874	Grupo Mexico SAB de CV – Series B	1,380,941
103,749	Kimberly-Clark de Mexico SAB de CV – Class A	170,314
14,737	Qualitas Controladora SAB de CV	118,035
6,694	Regional SAB de CV	42,565
815	Unifin Financiera SAB de CV * (e)	—
118,054	Wal-Mart de Mexico SAB de CV	375,725

	Total Mexico	7,489,709

	Netherlands — 2.2%
5,146	Aalberts NV	201,170
8,747	Aegon Ltd.	53,571
3,768	Akzo Nobel NV	241,053
41,597	EXOR NV	4,641,480
9,049	ForFarmers NV	30,648
2,834	IMCD NV	464,088
196,323	ING Groep NV	3,569,569
106,242	Koninklijke Ahold Delhaize NV (a)	3,655,591
28,461	Koninklijke BAM Groep NV	119,013
68,716	Koninklijke KPN NV	280,649
49,589	Koninklijke Philips NV * (a)	1,493,655
91,382	NN Group NV	4,481,952
32,163	Randstad NV (a)	1,551,536
43,294	Signify NV	1,068,418
7,150	Wolters Kluwer NV (a)	1,222,701

	Total Netherlands	23,075,094

	New Zealand — 0.0%
62,733	Meridian Energy Ltd. (a)	248,912
22,920	Spark New Zealand Ltd.	51,646

	Total New Zealand	300,558

	Norway — 0.8%
40,406	BW LPG Ltd.	632,506
84,778	Elkem ASA *	160,295
152,388	Equinor ASA	4,088,961
33,071	Europris ASA	207,697
91,297	Hafnia Ltd.	738,646
55,762	Hoegh Autoliners ASA	621,594
18,539	Odfjell Drilling Ltd.	93,099
85,765	Orkla ASA	762,458
3,159	Selvaag Bolig ASA	10,704
4,613	Stolt-Nielsen Ltd.	183,591
38,924	Storebrand ASA	419,214

Shares	Description	Value ($)

	Norway — continued
24,753	Wallenius Wilhelmsen ASA	255,504

	Total Norway	8,174,269

	Pakistan — 0.0%
16,982	Attock Refinery Ltd.	21,246
30,587	Engro Fertilizers Ltd.	17,649
294,574	Oil & Gas Development Co. Ltd.	140,091
250,147	Pakistan Petroleum Ltd.	99,088

	Total Pakistan	278,074

	Philippines — 0.0%
150,080	Megaworld Corp.	5,139

	Poland — 0.4%
3,024	Asseco Poland SA	70,527
22,159	Bank Polska Kasa Opieki SA	907,795
912	Budimex SA	141,754
12,838	Cyfrowy Polsat SA *	49,066
96	Grupa Kety SA	19,262
17,526	Orange Polska SA	39,314
116,253	ORLEN SA *	1,934,826
137,278	PGE Polska Grupa Energetyczna SA *	240,069
10,330	Powszechna Kasa Oszczednosci Bank Polski SA	154,699
56,177	Powszechny Zaklad Ubezpieczen SA	676,444
2,271	Santander Bank Polska SA	305,706

	Total Poland	4,539,462

	Portugal — 0.0%
37,937	Navigator Co. SA	154,914
202,578	Sonae SGPS SA	212,393

	Total Portugal	367,307

	Qatar — 0.1%
142,512	Industries Qatar QSC	505,551
40,449	Ooredoo QPSC	122,492
13,335	Qatar Gas Transport Co. Ltd.	16,514
5,888	Qatar Islamic Bank QPSC	31,691
13,070	Qatar National Bank QPSC	56,982

	Total Qatar	733,230

	Russia — 0.0%
3,038,020	Alrosa PJSC (e) (f)	—
160,792,062	Federal Grid Co.-Rosseti PJSC * (e)	2
180,610	Gazprom Neft PJSC (e)	—
2,050,858	Gazprom PJSC (e)	—
455,400	GMK Norilskiy Nickel PAO (e)	—
6,310,100	Inter RAO UES PJSC (e)	—
19,776	LSR Group PJSC (e)	—
1	LSR Group PJSC GDR* (e)	—
74,944	LUKOIL PJSC (e)	—
1,863,335	Magnitogorsk Iron & Steel Works PJSC (e) (f)	—

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
25,400	Mechel PJSC * (e) (f)	—
16,770	Mobile TeleSystems PJSC (e)	—
361,420	Moscow Exchange MICEX-Rates PJSC (e) (f)	—
3,294,000	Mosenergo PJSC (e)	—
75,720	Novatek PJSC (e)	—
1,212,010	Novolipetsk Steel PJSC (e)	—
3,466	PhosAgro PJSC (e)	—
67	PhosAgro PJSC GDR* (e) (f)	—
10,215	Polyus PJSC * (e) (f)	—
1	Polyus PJSC GDR (Registered) * (e) (f)	—
24,471,200	RusHydro PJSC * (e)	—
3,677,652	Sberbank of Russia PJSC (e) (f)	—
425	Severstal PAO (e) (f)	—
91,185	Severstal PAO GDR (Registered) * (e) (f)	—
11,580	SFI PJSC (e)	—
5,940,620	Surgutneftegas PJSC (e)	—
332,388	Tatneft PJSC (e)	—
1,300,440	Unipro PJSC * (e)	—
50,950	United Co. Rusal International PJSC * (e)	—

	Total Russia	2

	Saudi Arabia — 0.1%
53,853	Saudi Arabian Oil Co.	401,273
17,477	Saudi National Bank	163,886

	Total Saudi Arabia	565,159

	Singapore — 0.7%
39,000	Bumitama Agri Ltd.	21,658
265,400	ComfortDelGro Corp. Ltd.	289,321
18,908	DBS Group Holdings Ltd.	527,993
35,500	First Real Estate Investment Trust – (REIT) (c)	7,066
84,500	First Resources Ltd.	95,900
870,300	Golden Agri-Resources Ltd.	176,662
14,300	Keppel Ltd.	67,612
214,200	Oversea-Chinese Banking Corp. Ltd.	2,387,575
40,900	Sasseur Real Estate Investment Trust – (REIT)	21,794
37,700	Sheng Siong Group Ltd.	43,639
74,700	StarHub Ltd.	70,408
50,300	United Overseas Bank Ltd.	1,209,161
23,600	Venture Corp. Ltd.	253,647
58,000	Wilmar International Ltd.	139,502
90,299	Yangzijiang Financial Holding Ltd.	24,218
1,030,599	Yangzijiang Shipbuilding Holdings Ltd.	1,970,747
134,400	Yanlord Land Group Ltd. * (c)	42,797

	Total Singapore	7,349,700

	South Africa — 0.5%
1,714	Absa Group Ltd.	16,900
18,229	Anglo American Platinum Ltd.	629,430
34,865	AVI Ltd.	198,625

Shares	Description	Value ($)

	South Africa — continued
7,395	Barloworld Ltd.	38,776
18,932	Bidvest Group Ltd.	308,060
32,489	Clicks Group Ltd.	676,273
319,120	FirstRand Ltd.	1,534,450
7,587	Foschini Group Ltd.	61,512
23,814	Investec Ltd.	180,413
4,073	Kumba Iron Ore Ltd.	80,648
15,561	Motus Holdings Ltd.	105,373
11,999	Mr. Price Group Ltd.	162,280
6,566	Nedbank Group Ltd.	108,690
9,304	Ninety One Ltd.	20,355
6,273	Reunert Ltd.	27,178
16,514	Sanlam Ltd.	82,331
75,491	Sappi Ltd.	193,184
6,026	Shoprite Holdings Ltd.	104,413
15,522	Tiger Brands Ltd.	204,807
65,947	Truworths International Ltd.	358,760

	Total South Africa	5,092,458

	South Korea — 2.0%
1,506	ABOV Semiconductor Co. Ltd.	14,017
34,993	BNK Financial Group, Inc.	266,506
5,918	Cheil Worldwide, Inc.	80,479
6,229	Coway Co. Ltd.	313,607
6,725	Daou Data Corp.	54,392
1,614	DB Insurance Co. Ltd.	140,493
10,219	Doosan Bobcat, Inc.	304,976
238	F&F Co. Ltd.	10,463
1,336	Fila Holdings Corp.	42,392
5,872	Global Standard Technology Co. Ltd.	74,877
13,976	GS Holdings Corp.	472,575
21,700	Hana Financial Group, Inc.	1,007,417
1,143	Handsome Co. Ltd.	14,080
17,955	Hankook Tire & Technology Co. Ltd.	584,466
2,401	Hanyang Digitech Co. Ltd. *	25,949
9,956	HDC Hyundai Development Co-Engineering & Construction	193,421
2,849	Hyundai Engineering & Construction Co. Ltd.	68,381
7,406	Hyundai Glovis Co. Ltd.	622,587
501	Hyundai Home Shopping Network Corp.	17,984
14,630	Hyundai Mobis Co. Ltd.	2,387,189
4,599	Hyundai Motor Co.	882,181
2,408	Hyundai Steel Co.	45,884
228	INTOPS Co. Ltd.	4,175
14,718	JB Financial Group Co. Ltd.	156,047
11,451	KB Financial Group, Inc.	738,417
4,303	KB Financial Group, Inc. ADR	279,179
705	KCC Glass Corp.	21,765
52,061	Kia Corp.	4,136,186
26,512	KT&G Corp.	2,151,692
10,903	LG Corp.	647,401
29,086	LG Electronics, Inc.	2,168,689
8,462	LG Uplus Corp.	61,768

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,799	LOTTE Fine Chemical Co. Ltd.	102,162
7,973	Mirae Asset Securities Co. Ltd.	49,990
1,054	Orion Corp.	72,596
13,869	POSCO Holdings, Inc. Sponsored ADR	885,120
2,916	Samsung E&A Co. Ltd. *	55,522
13,511	Samsung Electronics Co. Ltd.	750,378
26	Samsung Electronics Co. Ltd. GDR (a)	36,541
19,776	Shinhan Financial Group Co. Ltd.	837,103
2,012	SK IE Technology Co. Ltd. *	49,680
13,095	SK Networks Co. Ltd.	50,217
52,578	Woori Financial Group, Inc.	629,599
3,354	Youngone Corp.	95,490

	Total South Korea	21,604,033

	Spain — 1.9%
69,356	Acerinox SA	728,984
22,266	Amadeus IT Group SA (a)	1,502,420
17,671	Atresmedia Corp. de Medios de Comunicacion SA	89,462
496,320	Banco Bilbao Vizcaya Argentaria SA	5,272,598
1,873,282	Banco de Sabadell SA	4,019,898
851,218	Banco Santander SA	4,232,696
33,331	CaixaBank SA	200,757
2,691	Ence Energia y Celulosa SA	9,253
596	Grupo Catalana Occidente SA	26,322
52,580	Industria de Diseno Textil SA (a)	2,848,548
178,668	Mapfre SA	449,746
34,234	Prosegur Cia de Seguridad SA	67,063
88,819	Repsol SA	1,219,660

	Total Spain	20,667,407

	Sweden — 0.7%
4,628	Betsson AB – Class B (a)	58,960
172	Boliden AB	5,254
143,820	Fastighets AB Balder – B Shares *	1,126,538
72,266	Investor AB – B Shares (a)	2,151,753
17,757	Skanska AB – B Shares	358,394
14,266	SSAB AB – B Shares	67,932
11,617	Swedbank AB – Class A	248,499
66,873	Telefonaktiebolaget LM Ericsson – B Shares	498,886
4,640	Volvo AB – A Shares	124,902
63,317	Volvo AB – B Shares (a)	1,683,628
334,530	Volvo Car AB – Class B *	958,085

	Total Sweden	7,282,831

	Switzerland — 1.8%
79,933	Adecco Group AG (Registered) (a)	2,725,282
393	Bobst Group SA (Registered)	32,016
7,150	Holcim AG (a)	692,642
11,025	Logitech International SA (Registered) (b)	1,001,417
558	Logitech International SA (Registered) (b)	50,784
2,157	Mobilezone Holding AG (Registered)	33,813

Shares	Description	Value ($)

	Switzerland — continued
25,648	Novartis AG Sponsored ADR (c)	3,100,587
10,946	Novartis AG (Registered)	1,322,475
25,445	Roche Holding AG (b)	8,613,658
750	Roche Holding AG (b)	272,386
6,499	Sandoz Group AG ADR	286,086
787	Sandoz Group AG	34,422
659	Swatch Group AG	138,062
1,221	Swisscom AG (Registered) (a)	771,880
602	u-blox Holding AG	56,722

	Total Switzerland	19,132,232

	Taiwan — 2.8%
2,414	Acter Group Corp. Ltd.	21,070
119,849	ASE Technology Holding Co. Ltd. ADR	1,197,292
17,000	Asustek Computer, Inc.	285,126
196,000	Catcher Technology Co. Ltd.	1,447,678
38,000	Chicony Electronics Co. Ltd.	192,660
92,000	Chipbond Technology Corp.	192,865
9,000	ChipMOS Technologies, Inc.	10,758
1,000	Chlitina Holding Ltd.	4,324
26,440	Coretronic Corp.	66,611
8,000	Dynapack International Technology Corp.	25,852
44,000	Elitegroup Computer Systems Co. Ltd.	36,413
403,200	Evergreen Marine Corp. Taiwan Ltd.	2,371,436
59,000	Farglory Land Development Co. Ltd.	149,678
27,701	FLEXium Interconnect, Inc.	75,111
75,000	Formosa Petrochemical Corp.	131,525
87,821	Foxconn Technology Co. Ltd.	188,222
3,053	Fubon Financial Holding Co. Ltd.	8,764
5,080	Fusheng Precision Co. Ltd.	45,107
16,000	Giant Manufacturing Co. Ltd.	119,390
15,000	Global Brands Manufacture Ltd.	29,593
15,000	Grand Pacific Petrochemical *	6,216
2,000	Grape King Bio Ltd.	8,972
9,000	Hannstar Board Corp.	14,998
513,318	Hon Hai Precision Industry Co. Ltd.	2,963,248
13,900	Huaku Development Co. Ltd.	64,640
7,424	Innodisk Corp.	68,194
30,000	King’s Town Bank Co. Ltd.	50,357
20,000	Kung Long Batteries Industrial Co. Ltd.	90,287
7,000	Largan Precision Co. Ltd.	682,648
67,000	MediaTek, Inc.	2,600,729
92,000	Micro-Star International Co. Ltd.	528,653
49,903	Nantex Industry Co. Ltd.	61,236
7,800	Nien Made Enterprise Co. Ltd.	114,154
82,000	Novatek Microelectronics Corp.	1,384,985
6,000	Pixart Imaging, Inc.	38,958
172,000	Pou Chen Corp.	187,006
6,000	Powertech Technology, Inc.	27,353
56,000	Primax Electronics Ltd.	157,344
192,472	Radiant Opto-Electronics Corp.	1,188,867
21,000	Realtek Semiconductor Corp.	351,710
29,000	Shinkong Insurance Co. Ltd.	86,314

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
9,000	Sigurd Microelectronics Corp.	22,008
3,871	Silicon Motion Technology Corp. ADR	246,079
53,900	Simplo Technology Co. Ltd.	626,699
2,945	Sinmag Equipment Corp.	14,258
36,000	T3EX Global Holdings Corp.	100,859
12,000	TaiDoc Technology Corp.	62,531
306,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,059,242
4,770	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (a)	819,009
46,000	Taiwan Surface Mounting Technology Corp.	168,471
5,360	Test Research, Inc.	26,775
25,000	Transcend Information, Inc.	80,884
28,000	Tripod Technology Corp.	181,192
8,000	TTY Biopharm Co. Ltd.	18,789
19,000	Tung Ho Steel Enterprise Corp.	46,418
16,000	TXC Corp.	57,705
6,000	United Microelectronics Corp.	10,427
54,000	Wisdom Marine Lines Co. Ltd.	113,518
620,000	Yang Ming Marine Transport Corp.	1,251,382

	Total Taiwan	30,182,590

	Thailand — 0.7%
856,100	AP Thailand PCL NVDR	213,663
880,400	Asset World Corp. PCL NVDR	86,362
60,700	Bangkok Bank PCL NVDR	252,666
1,132,800	Energy Absolute PCL NVDR	220,129
39,600	GFPT PCL NVDR	14,639
108,600	Global Power Synergy PCL NVDR	129,152
235,500	Indorama Ventures PCL NVDR	118,985
411,000	Kasikornbank PCL NVDR	1,736,326
3,536,900	Krung Thai Bank PCL NVDR	1,909,167
34,532	Pruksa Holding PCL NVDR	9,179
351,600	PTT Exploration & Production PCL NVDR	1,470,547
692,800	PTT PCL NVDR	685,016
23,600	Regional Container Lines PCL NVDR	16,366
682,900	Sansiri PCL NVDR	34,530
223,300	SCB X PCL NVDR	705,659
7,700	Siam Cement PCL NVDR	52,287
52,300	Somboon Advance Technology PCL NVDR	18,697
67,400	Sri Trang Agro-Industry PCL NVDR	44,334
27,400	Sri Trang Gloves Thailand PCL NVDR	8,575
93,300	Supalai PCL NVDR	48,507
91,100	Thai Oil PCL NVDR	142,718

	Total Thailand	7,917,504

	Turkey — 0.4%
669,495	Akbank TAS	1,146,078
298,382	Aselsan Elektronik Sanayi Ve Ticaret AS	510,736
23,883	Dogus Otomotiv Servis ve Ticaret AS	166,999
11,760	KOC Holding AS	64,300
192,954	Turk Hava Yollari AO *	1,701,327

Shares	Description	Value ($)

	Turkey — continued
41,588	Turkcell Iletisim Hizmetleri AS	120,067
111,569	Vestel Beyaz Esya Sanayi ve Ticaret AS	56,997
23,853	Vestel Elektronik Sanayi ve Ticaret AS *	46,175
165,118	Yapi ve Kredi Bankasi AS	151,285

	Total Turkey	3,963,964

	United Arab Emirates — 0.1%
112,336	Emirates NBD Bank PJSC	602,847

	United Kingdom — 4.5%
154,176	3i Group PLC (a)	6,476,106
74,131	abrdn PLC	146,002
43,050	Airtel Africa PLC	65,862
7,597	Ashtead Group PLC (a)	540,937
9,953	BAE Systems PLC (a)	178,953
4,859	Bank of Georgia Group PLC	290,698
327,809	Barratt Developments PLC	2,193,493
19,877	Bellway PLC	794,879
30,404	Berkeley Group Holdings PLC	1,998,915
4,577	British American Tobacco PLC Sponsored ADR (a)	171,958
2,753,276	BT Group PLC	5,058,896
208,812	Centamin PLC	340,917
6,403	Close Brothers Group PLC	45,853
13,681	Coca-Cola HBC AG	507,983
62,200	Compass Group PLC (a)	1,965,847
7,309	Crest Nicholson Holdings PLC	19,820
96,532	Currys PLC *	100,815
23,265	Evraz PLC * (e)	—
116,800	Ferrexpo PLC *	70,729
1,720	Galliford Try Holdings PLC	6,806
123,337	GSK PLC Sponsored ADR	5,415,728
19,945	GSK PLC	434,393
42,130	Howden Joinery Group PLC	530,172
205,965	HSBC Holdings PLC	1,810,561
61,434	IG Group Holdings PLC	784,600
16,877	Imperial Brands PLC	484,415
17,373	International Personal Finance PLC	36,100
19,168	Investec PLC	146,939
597,242	ITV PLC	629,266
112,426	J Sainsbury PLC	433,489
4,789	Keller Group PLC	104,861
580,442	Kingfisher PLC	2,181,138
2,000,401	Lloyds Banking Group PLC	1,545,372
62,388	MONY Group PLC	176,287
7,241	Morgan Advanced Materials PLC	29,527
5,953	Morgan Sindall Group PLC	233,841
40,072	NatWest Group PLC	182,555
67,523	OSB Group PLC	330,384
20,286	Paragon Banking Group PLC	204,216
45,037	Persimmon PLC	975,789
20,638	Plus500 Ltd.	701,844
32,369	Premier Foods PLC	76,556
31,727	Quilter PLC	57,895

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
747	RELX PLC (a)	34,878
603	RELX PLC Sponsored ADR (a)	28,136
15,387	Rio Tinto PLC Sponsored ADR (c)	973,536
2,887	Rio Tinto PLC (a)	182,018
39,458	Shell PLC	1,398,136
15,165	Spirent Communications PLC *	35,557
38,575	Standard Chartered PLC	396,913
524,887	Taylor Wimpey PLC	1,115,186
4,738	TBC Bank Group PLC	196,223
14,182	TP ICAP Group PLC	45,222
12,697	Unilever PLC Sponsored ADR (a)	822,639
28,833	Vesuvius PLC	154,375
940,967	Vodafone Group PLC (a)	922,339
336,504	Vodafone Group PLC Sponsored ADR (a)	3,287,644
35,451	Zigup PLC	187,309

	Total United Kingdom	48,261,508

	United States — 19.3%
10,418	3M Co. (a)	1,403,200
4,403	Academy Sports & Outdoors, Inc. (c)	244,278
349	Adtalem Global Education, Inc. * (c)	26,423
1,510	Affiliated Managers Group, Inc.	262,483
3,604	AGCO Corp. (c)	328,108
16,413	Akamai Technologies, Inc. * (a)	1,671,500
2,339	Allison Transmission Holdings, Inc.	216,942
54,161	Ally Financial, Inc.	2,339,214
16,814	Alphabet, Inc. – Class A (a)	2,747,071
11,559	Alphabet, Inc. – Class C (a)	1,908,507
7,996	American Express Co. (a)	2,068,165
2,459	Aptiv PLC *	175,892
9,665	Arch Capital Group Ltd. * (a)	1,093,015
15,738	Archer-Daniels-Midland Co.	959,861
3,274	Arrow Electronics, Inc. * (c)	442,252
3,504	Aspen Technology, Inc. * (a)	820,427
13,557	AT&T, Inc. (c)	269,784
814	Atkore, Inc.	75,971
1,595	AutoNation, Inc. * (c)	283,878
6,730	Avnet, Inc.	371,361
98,604	Bank of America Corp. (a)	4,018,113
12,099	Bank of New York Mellon Corp. (c)	825,394
1,033	Berry Global Group, Inc. (c)	71,132
7,624	Best Buy Co., Inc. (c)	765,450
4,902	Bio-Rad Laboratories, Inc. – Class A * (c)	1,653,543
14,957	Block, Inc. *	988,359
387	Boise Cascade Co. (c)	52,485
507	Booking Holdings, Inc. (a) (c)	1,981,980
44,113	BorgWarner, Inc. (c)	1,502,930
9,412	Bristol-Myers Squibb Co. (a)	470,129
1,406	Brunswick Corp.	111,144
11,395	Builders FirstSource, Inc. *	1,982,730
4,657	Bunge Global SA (c)	472,127
18,637	Capital One Financial Corp. (a)	2,738,334
12,826	CarMax, Inc. * (c)	1,084,438

Shares	Description	Value ($)

	United States — continued
1,200	Carter’s, Inc.	79,080
12,831	CBRE Group, Inc. – Class A * (a)	1,477,361
29,711	Centene Corp. * (a)	2,342,118
20,735	Chevron Corp. (a)	3,067,743
5,859	Chord Energy Corp. (c)	869,651
3,279	Cigna Group (c)	1,186,375
70,800	Cisco Systems, Inc. (a)	3,578,232
49,994	Citigroup, Inc.	3,131,624
108,110	Cleveland-Cliffs, Inc. *	1,411,917
73,639	CNH Industrial NV	761,427
33,532	Cognizant Technology Solutions Corp. – Class A (a)	2,607,784
78,747	Comcast Corp. – Class A (a)	3,116,019
2,458	Commercial Metals Co. (c)	131,724
9,825	Conagra Brands, Inc. (c)	306,540
933	Concentrix Corp. (c)	70,190
3,206	Corebridge Financial, Inc.	94,769
2,907	Crocs, Inc. * (c)	424,916
3,198	Cummins, Inc. (a)	1,000,494
44,074	CVS Health Corp. (a)	2,522,796
23,916	Darling Ingredients, Inc. *	998,015
18,399	Delta Air Lines, Inc. (a) (c)	781,774
18,768	Discover Financial Services (a)	2,603,309
6,162	DR Horton, Inc. (a)	1,163,139
45,290	eBay, Inc. (a) (c)	2,676,639
2,227	Elevance Health, Inc. (a)	1,240,194
1,877	Enphase Energy, Inc. * (c)	227,192
16,254	EOG Resources, Inc. (c)	2,093,840
7,648	EPAM Systems, Inc. * (a)	1,535,412
10,515	Etsy, Inc. * (c)	579,271
1,623	Everest Group Ltd.	636,606
2,115	Exelixis, Inc. *	55,053
12,650	Expedia Group, Inc. * (a)	1,759,489
25,111	Exxon Mobil Corp. (c)	2,961,591
5,117	F5, Inc. * (c)	1,039,519
2,573	Federated Hermes, Inc.	88,254
21,882	Fidelity National Financial, Inc. (c)	1,290,163
3,373	First Horizon Corp.	55,958
1,969	Foot Locker, Inc.	61,315
222,075	Ford Motor Co. (a) (c)	2,485,019
14,228	Fox Corp. – Class A	588,612
48,803	Fox Corp. – Class B	1,875,499
71,441	Franklin Resources, Inc. (c)	1,445,966
23,628	GE HealthCare Technologies, Inc. (c)	2,004,127
4,428	General Electric Co. (a)	773,217
8,395	General Mills, Inc. (c)	606,875
47,745	General Motors Co. (a)	2,376,746
5,699	Gilead Sciences, Inc. (c)	450,221
4,112	Goldman Sachs Group, Inc. (a)	2,098,148
100	Graham Holdings Co. – Class B (a)	79,519
13,706	Green Plains, Inc. * (c)	194,214
640	Group 1 Automotive, Inc.	241,126
7,432	H&R Block, Inc. (c)	470,520
5,699	Hartford Financial Services Group, Inc. (a)	661,654

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
121,822	Hewlett Packard Enterprise Co.	2,359,692
6,311	Hilton Worldwide Holdings, Inc. (a)	1,386,148
700	HNI Corp.	37,695
73,814	HP, Inc. (c)	2,670,591
839	Humana, Inc. (a)	297,400
30,877	Incyte Corp. *	2,027,384
1,621	Ingredion, Inc. (c)	217,717
93,848	Intel Corp. (a)	2,068,410
13,675	Intercontinental Exchange, Inc. (a)	2,209,196
18,846	International Business Machines Corp. (a) (c)	3,809,342
1,382	International Paper Co.	66,916
10,400	Invesco Ltd.	177,736
1,724	Jackson Financial, Inc. – Class A	155,108
5,756	Janus Henderson Group PLC	216,483
17,600	Johnson & Johnson (a)	2,919,136
15,581	JPMorgan Chase & Co. (a)	3,502,609
2,700	KB Home (c)	226,017
80,367	Kinder Morgan, Inc. (c)	1,733,516
2,793	Kohl’s Corp. (c)	54,156
64,618	Kraft Heinz Co.	2,289,416
12,795	Kroger Co. (a)	680,822
1,581	Lam Research Corp. (c)	1,298,017
27,381	Las Vegas Sands Corp. (a)	1,067,585
1,773	La-Z-Boy, Inc.	71,931
3,955	Lear Corp.	461,351
6,274	Lennar Corp. – Class A (a)	1,142,244
4,886	LKQ Corp.	203,209
5,302	LyondellBasell Industries NV – Class A (a)	523,307
3,690	M&T Bank Corp. (c)	635,086
4,777	Macy’s, Inc.	74,378
1,299	ManpowerGroup, Inc. (a)	96,022
902	Markel Group, Inc. *	1,443,813
46,628	Match Group, Inc. * (c)	1,735,028
177	Matson, Inc.	24,479
8,830	Medtronic PLC (a)	782,161
18,573	Merck & Co., Inc. (a)	2,199,972
12,598	Meta Platforms, Inc. – Class A (a)	6,567,463
18,788	MGIC Investment Corp. (c)	477,779
13,494	Micron Technology, Inc. (a)	1,298,663
9,699	Molson Coors Beverage Co. – Class B (c)	523,455
4,405	Morgan Stanley (a)	456,402
55,688	Mosaic Co.	1,591,006
2,351	Mueller Industries, Inc. (c)	170,941
84	NewMarket Corp. (c)	48,197
13,298	Nucor Corp. (a)	2,020,099
20,126	ON Semiconductor Corp. * (c)	1,567,212
3,052	OneMain Holdings, Inc. (c)	150,799
2,827	Oshkosh Corp.	305,062
9,592	Otis Worldwide Corp. (c)	908,266
29,635	Ovintiv, Inc.	1,269,267
958	Owens Corning	161,643
17,380	PACCAR, Inc. (a) (c)	1,671,608
128,871	Paramount Global – Class B (c)	1,349,279

Shares	Description	Value ($)

	United States — continued
36,530	PayPal Holdings, Inc. * (a)	2,645,868
117,223	Pfizer, Inc.	3,400,639
3,267	Polaris, Inc. (c)	276,552
2,492	Premier, Inc. – Class A (c)	50,762
3,417	Procter & Gamble Co. (c)	586,152
10,207	PulteGroup, Inc. (c)	1,343,752
2,321	PVH Corp. (c)	229,060
1,064	QUALCOMM, Inc. (a)	186,519
12,493	Radian Group, Inc.	451,622
2,577	Regeneron Pharmaceuticals, Inc. *	3,052,946
4,732	Regions Financial Corp. (c)	110,823
1,146	Robert Half, Inc. (a)	71,820
1,612	Sealed Air Corp.	56,339
2,981	Signet Jewelers Ltd.	250,702
1,937	Skechers U.S.A., Inc. – Class A *	132,646
19,842	Skyworks Solutions, Inc. (c)	2,174,485
7,005	SLM Corp.	154,530
7,351	SolarEdge Technologies, Inc. * (c)	178,850
31,360	Solventum Corp. * (c)	2,010,490
234	SS&C Technologies Holdings, Inc. (a)	17,571
6,897	State Street Corp. (a)	600,729
16,389	Steel Dynamics, Inc.	1,958,649
50,284	Synchrony Financial	2,527,274
5,144	T. Rowe Price Group, Inc. (c)	545,470
5,999	Tapestry, Inc.	245,779
1,543	Target Corp.	237,036
822	Terex Corp. (c)	46,665
6,547	Texas Instruments, Inc. (c)	1,403,284
1,973	Textron, Inc.	179,938
667	Toll Brothers, Inc. (c)	96,095
16,838	Tyson Foods, Inc. – Class A	1,082,852
34,850	U.S. Bancorp (c)	1,645,966
1,799	UFP Industries, Inc.	218,884
3,786	United Parcel Service, Inc. – Class B (a)	486,690
647	United Therapeutics Corp. * (c)	235,217
832	UnitedHealth Group, Inc. (c)	491,046
7,444	Unum Group (c)	413,068
2,907	Valero Energy Corp.	426,544
83,269	Verizon Communications, Inc. (a)	3,478,979
9,865	VF Corp. (c)	179,642
186,925	Viatris, Inc.	2,258,054
154,284	Walgreens Boots Alliance, Inc. (c)	1,427,127
30,799	Wells Fargo & Co. (a)	1,800,818
25,482	Western Union Co.	310,880
3,296	Whirlpool Corp.	330,556
31,783	Zoom Video Communications, Inc. – Class A * (a) (c)	2,195,570

	Total United States	206,411,730

	Vietnam — 0.1%
85,336	Duc Giang Chemicals JSC	390,453
7,300	IDICO Corp. JSC	17,777
48,100	PetroVietNam Ca Mau Fertilizer JSC	72,413
19,500	PetroVietnam Technical Services Corp.	32,030

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued
14,900	Petrovietnam Transportation Corp.	17,236
12,400	Sai Gon-Ha Noi Securities JSC *	8,152
233,000	SSI Securities Corp. *	315,625
60,700	Vietnam Dairy Products JSC	180,378
110,646	Vietnam Joint Stock Commercial Bank for Industry & Trade *	156,198
204,035	VIX Securities JSC *	99,652
535,075	VNDirect Securities Corp. *	333,715

	Total Vietnam	1,623,629

	TOTAL COMMON STOCKS (COST $833,144,070)	839,193,215

	PREFERRED STOCKS (g) — 1.3%

	Brazil — 0.7%
343,039	Bradespar SA	1,185,065
5,600	Cia de Ferro Ligas da Bahia FERBASA	8,098
957,904	Cia Energetica de Minas Gerais	1,976,671
22,660	Gerdau SA	73,577
227,875	Gerdau SA Sponsored ADR	742,873
218,202	Itausa SA	424,329
229,513	Petroleo Brasileiro SA	1,603,266
93,011	Petroleo Brasileiro SA ADR	1,296,573
2,820	Unipar Carbocloro SA – Class B	23,657

	Total Brazil	7,334,109

	Colombia — 0.0%
17,959	Bancolombia SA Sponsored ADR	594,263

	Germany — 0.4%
9,800	Bayerische Motoren Werke AG	848,168
981	Draegerwerk AG & Co. KGaA	49,709
32,301	Porsche Automobil Holding SE	1,453,503
512	Villeroy & Boch AG	9,454
15,844	Volkswagen AG (a)	1,686,272

	Total Germany	4,047,106

	Russia — 0.0%
12,924	Bashneft PJSC (e)	—
56,000	Nizhnekamskneftekhim PJSC (e)	—
20,810	Sberbank of Russia PJSC (e) (f)	—
9,254,300	Surgutneftegas PJSC (e)	—
16,100	Transneft PJSC (e)	—

	Total Russia	—

	South Korea — 0.2%
189	Hyundai Motor Co.	25,747
1,238	Hyundai Motor Co. GDR	84,064
1,194	LG Electronics, Inc.	43,235
34,995	Samsung Electronics Co. Ltd.	1,572,371

Shares/ Par Value†	Description	Value ($)

	South Korea — continued
51	Samsung Electronics Co. Ltd. GDR	58,085

	Total South Korea	1,783,502

	TOTAL PREFERRED STOCKS (COST $19,612,183)	13,758,980

	DEBT OBLIGATIONS — 19.4%

	United States — 19.4%

	U.S. Government — 18.5%
10,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26	10,000,761
84,610,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (a)	84,485,785
51,511,824	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	51,334,639
50,862,992	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (a)	51,371,600

	Total U.S. Government	197,192,785

	U.S. Government Agency — 0.9%
9,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	9,500,001

	Total United States	206,692,786

	TOTAL DEBT OBLIGATIONS (COST $205,793,379)	206,692,786

	MUTUAL FUNDS — 14.4%

	United States — 14.4%

	Affiliated Issuers — 14.4%
588,768	GMO Climate Change Fund, Class III	13,206,069
1,275,292	GMO Emerging Country Debt Fund, Class VI	25,913,935
820,167	GMO High Yield Fund, Class VI	14,549,767
2,112,958	GMO Opportunistic Income Fund, Class VI	51,450,516
2,270,389	GMO Resources Fund, Class VI	47,996,025
79,475	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (h)	397,376

	Total Affiliated Issuers	153,513,688

	TOTAL MUTUAL FUNDS (COST $170,690,391)	153,513,688

	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Funds — 0.3%
3,025,827	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (i)	3,025,827

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Repurchase Agreements — 6.6%
70,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/30/24, maturing on 09/03/24 with a maturity value of $70,041,222 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $70,804,284.	70,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $73,025,827)	73,025,827

	TOTAL INVESTMENTS — 120.6% (Cost $1,302,265,850)	1,286,184,496

	SECURITIES SOLD SHORT — (19.4)%

	Common Stocks — (19.3)%

	Australia — (0.8)%
(21,009)	ASX Ltd.	(869,790)
(31,632)	CAR Group Ltd.	(811,832)
(5,640)	Cochlear Ltd.	(1,145,052)
(184,058)	Lottery Corp. Ltd.	(619,864)
(3,809)	Mineral Resources Ltd.	(102,811)
(13,031)	Pro Medicus Ltd.	(1,333,454)
(3,149)	REA Group Ltd.	(466,432)
(20,445)	WiseTech Global Ltd.	(1,647,441)
(19,145)	Xero Ltd. *	(1,856,843)

	Total Australia	(8,853,519)

	Austria — (0.1)%
(6,289)	Verbund AG	(534,579)

	Belgium — (0.0)%
(38)	Lotus Bakeries NV	(478,043)

	Canada — (1.4)%
(11,388)	Agnico Eagle Mines Ltd.	(927,780)
(70,500)	AltaGas Ltd.	(1,805,855)
(39,354)	Cameco Corp.	(1,607,217)
(1,413)	Descartes Systems Group, Inc. *	(142,558)
(50,150)	Enbridge, Inc.	(2,015,027)
(13,544)	Franco-Nevada Corp.	(1,654,400)
(43,355)	GFL Environmental, Inc.	(1,877,705)
(65,841)	Pan American Silver Corp.	(1,330,647)
(49,101)	Pembina Pipeline Corp.	(1,977,788)
(22,267)	Restaurant Brands International, Inc.	(1,547,111)

	Total Canada	(14,886,088)

	Denmark — (0.2)%
(12,298)	Coloplast AS – Class B	(1,674,446)
(2,188)	Novo Nordisk AS – Class B	(303,935)

	Total Denmark	(1,978,381)

Shares	Description	Value ($)

	France — (0.5)%
(19,355)	Accor SA	(816,100)
(8,024)	Aeroports de Paris SA	(1,050,673)
(85,857)	Getlink SE	(1,548,389)
(769)	Hermes International SCA	(1,840,571)
(971)	Sartorius Stedim Biotech	(197,284)
(1,785)	Sodexo SA	(158,698)

	Total France	(5,611,715)

	Germany — (0.9)%
(7,799)	adidas AG	(2,000,937)
(49,327)	Delivery Hero SE *	(1,556,935)
(6,110)	MTU Aero Engines AG	(1,829,366)
(1,025)	Rational AG	(1,034,630)
(37,218)	Siemens Energy AG *	(1,074,897)
(10,747)	Symrise AG	(1,418,156)
(8,668)	Talanx AG	(746,811)
(592)	Zalando SE *	(15,349)

	Total Germany	(9,677,081)

	Israel — (0.4)%
(6,335)	CyberArk Software Ltd. *	(1,816,498)
(5,860)	Monday.com Ltd. *	(1,558,115)
(3,079)	Wix.com Ltd. *	(513,023)

	Total Israel	(3,887,636)

	Italy — (0.6)%
(41,161)	Amplifon SpA	(1,331,027)
(4,342)	Ferrari NV	(2,157,570)
(103,891)	FinecoBank Banca Fineco SpA	(1,782,405)
(112,566)	Infrastrutture Wireless Italiane SpA	(1,348,343)

	Total Italy	(6,619,345)

	Japan — (1.7)%
(2,500)	Advantest Corp.	(115,099)
(75,200)	Aeon Co. Ltd.	(1,883,764)
(4,100)	ANA Holdings, Inc.	(82,877)
(23,900)	Asics Corp.	(474,218)
(5,700)	Disco Corp.	(1,652,512)
(63,500)	Japan Exchange Group, Inc.	(1,473,523)
(32,400)	Kintetsu Group Holdings Co. Ltd.	(755,445)
(29,800)	Kobe Bussan Co. Ltd.	(860,128)
(9,400)	Lasertec Corp.	(1,833,162)
(68,400)	MonotaRO Co. Ltd.	(1,081,896)
(59,000)	Oriental Land Co. Ltd.	(1,613,505)
(299,200)	Rakuten Group, Inc. *	(2,126,579)
(50,800)	Shiseido Co. Ltd.	(1,132,098)
(138,800)	SoftBank Corp.	(1,942,038)
(46,600)	Tokyu Corp.	(570,036)
(12,900)	West Japan Railway Co.	(246,001)
(14,500)	Zensho Holdings Co. Ltd.	(757,172)

	Total Japan	(18,600,053)

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Netherlands — (0.6)%
(1,334)	Adyen NV *	(1,968,722)
(12,584)	BE Semiconductor Industries NV	(1,659,511)
(5,038)	InPost SA *	(93,082)
(36,064)	OCI NV	(1,144,505)
(64,795)	Universal Music Group NV	(1,695,266)

	Total Netherlands	(6,561,086)

	Norway — (0.0)%
(2,253)	Kongsberg Gruppen ASA	(238,093)

	Peru — (0.1)%
(15,023)	Southern Copper Corp.	(1,528,105)

	Singapore — (0.2)%
(99,800)	CapitaLand Investment Ltd.	(207,317)
(444,931)	Grab Holdings Ltd. – Class A *	(1,432,678)
(30,400)	Keppel Ltd.	(143,735)

	Total Singapore	(1,783,730)

	Spain — (0.4)%
(48,210)	Cellnex Telecom SA *	(1,861,632)
(44,298)	Ferrovial SE	(1,852,250)

	Total Spain	(3,713,882)

	Sweden — (0.3)%
(53,464)	Beijer Ref AB	(922,453)
(50,603)	EQT AB	(1,696,351)
(392)	H & M Hennes & Mauritz AB – Class B	(6,200)

	Total Sweden	(2,625,004)

	Switzerland — (0.2)%
(21,653)	Avolta AG	(841,395)
(2,491)	Bachem Holding AG	(238,932)
(22,487)	SIG Group AG	(474,962)
(1,226)	VAT Group AG	(636,053)

	Total Switzerland	(2,191,342)

	United Kingdom — (1.4)%
(7,895)	Admiral Group PLC	(303,221)
(127,833)	Auto Trader Group PLC	(1,435,809)
(7,695)	Flutter Entertainment PLC *	(1,643,739)
(161,644)	Informa PLC	(1,779,665)
(16,149)	InterContinental Hotels Group PLC	(1,616,259)
(15,136)	London Stock Exchange Group PLC	(2,043,094)
(33,264)	Melrose Industries PLC	(211,301)
(119,337)	Phoenix Group Holdings PLC	(889,301)
(298,657)	Rolls-Royce Holdings PLC *	(1,958,112)
(40,556)	Severn Trent PLC	(1,373,109)
(140,952)	Wise PLC – Class A *	(1,309,530)

	Total United Kingdom	(14,563,140)

Shares	Description	Value ($)

	United States — (9.5)%
(88,957)	AES Corp.	(1,523,833)
(7,012)	Alnylam Pharmaceuticals, Inc. *	(1,841,982)
(3,030)	Amgen, Inc.	(1,011,505)
(815)	Analog Devices, Inc.	(191,395)
(6,864)	Arthur J Gallagher & Co.	(2,008,200)
(4,961)	Axon Enterprise, Inc. *	(1,810,616)
(2,436)	Bentley Systems, Inc. – Class B	(125,381)
(9,844)	Boeing Co. *	(1,710,297)
(11,412)	Broadcom, Inc.	(1,858,102)
(6,800)	Burlington Stores, Inc. *	(1,824,032)
(39,828)	Caesars Entertainment, Inc. *	(1,499,126)
(34,313)	Celsius Holdings, Inc. *	(1,304,923)
(30,450)	Chipotle Mexican Grill, Inc. *	(1,707,636)
(128)	Cintas Corp.	(103,055)
(21,461)	Cloudflare, Inc. – Class A *	(1,762,807)
(26,839)	Dayforce, Inc. *	(1,534,386)
(10,534)	Dexcom, Inc. *	(730,428)
(2,523)	Dominion Energy, Inc.	(141,036)
(45,994)	DraftKings, Inc. – Class A *	(1,586,793)
(47,704)	EQT Corp.	(1,598,561)
(33,619)	Equitable Holdings, Inc.	(1,429,480)
(2,195)	Erie Indemnity Co. – Class A	(1,115,565)
(29,455)	Exact Sciences Corp. *	(1,817,079)
(1,100)	Fair Isaac Corp. *	(1,903,297)
(4,992)	Fastenal Co.	(340,854)
(24,352)	Fidelity National Information Services, Inc.	(2,007,822)
(1,945)	Gartner, Inc. *	(956,862)
(3,293)	HubSpot, Inc. *	(1,643,437)
(9,979)	Hyatt Hotels Corp. – Class A	(1,516,010)
(9,155)	Insulet Corp. *	(1,856,359)
(23,509)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,834,877)
(4,256)	Linde PLC	(2,035,432)
(18,099)	Live Nation Entertainment, Inc. *	(1,767,729)
(4,457)	Manhattan Associates, Inc. *	(1,178,564)
(512)	Marvell Technology, Inc.	(39,035)
(3,270)	Mastercard, Inc. – Class A	(1,580,522)
(497)	MercadoLibre, Inc. *	(1,024,645)
(11,540)	MicroStrategy, Inc. – Class A *	(1,528,127)
(6,524)	MongoDB, Inc. *	(1,897,114)
(2,924)	Moody’s Corp.	(1,426,152)
(345)	Motorola Solutions, Inc.	(152,504)
(3,330)	MSCI, Inc.	(1,933,365)
(39,236)	Newmont Corp.	(2,094,810)
(17,476)	Okta, Inc. *	(1,375,885)
(22,117)	ONEOK, Inc.	(2,042,726)
(62,149)	Palantir Technologies, Inc. – Class A *	(1,956,451)
(5,370)	Palo Alto Networks, Inc. *	(1,947,806)
(12,623)	Paychex, Inc.	(1,656,138)
(8,922)	PTC, Inc. *	(1,597,841)
(10,890)	Repligen Corp. *	(1,643,628)
(103,425)	Rivian Automotive, Inc. – Class A *	(1,461,395)
(41,331)	ROBLOX Corp. – Class A *	(1,818,151)
(16,031)	Roku, Inc. *	(1,086,421)

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(34,940)	Rollins, Inc.	(1,753,289)
(37,488)	Samsara, Inc. – Class A *	(1,539,632)
(1,391)	Seagate Technology Holdings PLC	(138,474)
(730)	ServiceNow, Inc. *	(624,150)
(13,634)	Snowflake, Inc. – Class A *	(1,557,412)
(10,704)	Take-Two Interactive Software, Inc. *	(1,730,944)
(7,903)	Tesla, Inc. *	(1,692,111)
(301)	Texas Pacific Land Corp.	(261,536)
(66,862)	Toast, Inc. – Class A *	(1,662,189)
(16,465)	Trade Desk, Inc. – Class A *	(1,721,086)
(1,497)	TransDigm Group, Inc.	(2,055,695)
(78)	Tyler Technologies, Inc. *	(45,854)
(23,961)	Uber Technologies, Inc. *	(1,752,268)
(16,459)	Unity Software, Inc. *	(269,434)
(21,378)	Vistra Corp.	(1,826,323)
(3,686)	Watsco, Inc.	(1,752,398)
(44,733)	Williams Cos., Inc.	(2,047,429)
(32,879)	Zillow Group, Inc. – Class C *	(1,818,209)
(8,613)	Zscaler, Inc. *	(1,722,428)

	Total United States	(101,511,038)

	TOTAL COMMON STOCKS (PROCEEDS $161,277,923)	(205,841,860)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%
(5,438)	Sartorius AG	(1,502,508)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,920,241)	(1,502,508)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $163,198,164)	(207,344,368)

	Other Assets and Liabilities (net) — (1.2)%	(12,027,889)

	TOTAL NET ASSETS — 100.0%	$1,066,812,239

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—
Mechel PJSC	11/15/21	47,412	0.0%	—
Moscow Exchange MICEX-Rates PJSC	2/29/2024	707,707	0.0%	—
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—
Polyus PJSC	07/22/20	2,148,976	0.0%	—
Polyus PJSC GDR (Registered)	02/24/23	0	0.0%	—
Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

Severstal PAO	02/02/21	$7,249	0.0%	$—
Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

				$—

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
334	U.S. Treasury Note 10 Yr. (CBT)	December 2024	37,929,875	(167,216)
481	U.S. Treasury Note 5 Yr. (CBT)	December 2024	52,620,649	(214,064)

			$90,550,524	$(381,280)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S41	USD 25,100,000	1.00%	1.62%	N/A	06/20/2029	Quarterly	764,433	660,632	(103,801)

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CDX.NA.HY.S42	USD 12,450,000	5.00%	3.24%	N/A	06/20/2029	Quarterly	(823,903)	(888,232)	(64,329)

							$(59,470)	$(227,600)	$(168,130)

∧

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,200,647	06/29/2026	Monthly	—	45,044	45,044
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	12,050,892	05/27/2025	Monthly	—	(212,509)	(212,509)

							$—	$(167,465)	$(167,465)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.

(c)	All or a portion of this security is out on loan (Note 2).

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(i)	The rate disclosed is the 7 day net yield as of August 31, 2024.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

(k)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2024.

Shares	Description	% of Equity Basket	Value ($)

(646,600)	Airports Of Thailand PC NVDR	9.3%	(1,140,165)
(3,600)	China International Capital Corp.	0.1%	(3,850)
(482,000)	Genscript Biotech Corp.	5.9%	(727,063)
(930,700)	Gulf Energy Development PCL NVDR	11.4%	(1,392,288)
(2,022)	Hanmi Pharm Co. Ltd.	3.9%	(478,068)
(234,000)	Innovent Biologics, Inc.	10.3%	(1,268,373)
(3,976)	Kakao Corp.	0.9%	(111,159)
(833,000)	Kingdee International Software Group Co. Ltd.	5.3%	(652,231)
(33,722)	Korea Aerospace Industries Ltd.	11.2%	(1,372,227)
129,326	Nokia OYJ	(4.6%)	570,108
(235,400)	Nongfu Spring Co. Ltd.	6.9%	(850,287)
(99)	POSCO Chemical Co. Ltd.	0.1%	(15,986)
(21,900)	Rede D’Or Sao Luiz SA	1.0%	(124,073)
(2,625)	Samsung Biologics Co. Ltd.	15.7%	(1,924,964)
(199,338)	Samsung Heavy Industries Co. Ltd.	12.8%	(1,571,444)
(324,250)	Shandong Gold Mining Co. Ltd. - Class H	5.1%	(623,628)
(5,388)	Yuhan Corp.	4.7%	(569,450)

	TOTAL COMMON STOCKS		$(12,255,148)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	38

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
2,540,518	GMO Alternative Allocation Fund, Class VI	46,720,119
1,146,851	GMO Asset Allocation Bond Fund, Class VI	23,739,824
166,214	GMO Climate Change Fund, Class III	3,728,175
579,642	GMO Emerging Country Debt Fund, Class VI	11,778,330
781,316	GMO Emerging Markets ex-China Fund, Class VI	11,750,997
907,446	GMO Emerging Markets Fund, Class VI	22,395,758
2,247,090	GMO International Equity Fund, Class IV	58,244,570
1,730,021	GMO International Opportunistic Value Fund, Class IV	27,472,735
1,091,133	GMO-Usonian Japan Value Creation Fund, Class VI	23,350,255
2,468,787	GMO Multi-Sector Fixed Income Fund, Class IV	44,487,548
455,992	GMO Opportunistic Income Fund, Class VI	11,103,410
476,053	GMO Quality Cyclicals Fund, Class VI	11,430,035
335,907	GMO Quality Fund, Class VI	11,528,326
326,251	GMO Resources Fund, Class VI	6,896,946
448,908	GMO Small Cap Quality Fund, Class VI	11,599,771
1,390,130	GMO U.S. Equity Fund, Class VI	19,489,627
1,141,605	GMO U.S. Opportunistic Value Fund, Class VI	27,135,950
369,012	GMO U.S. Small Cap Value Fund, Class VI	7,900,549
119,370	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	596,849

	TOTAL MUTUAL FUNDS (COST $377,254,853)	381,349,774

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
132,371	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	132,371

	TOTAL SHORT-TERM INVESTMENTS (COST $132,371)	132,371

	TOTAL INVESTMENTS — 99.9% (Cost $377,387,224)	381,482,145
	Other Assets and Liabilities (net) — 0.1%	336,233

	TOTAL NET ASSETS — 100.0%	$381,818,378

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

39	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
33,288	GMO Climate Change Fund, Class III	746,651
101,007	GMO Emerging Markets ex-China Fund, Class VI	1,519,142
811,828	GMO International Equity Fund, Class IV	21,042,581
534,854	GMO International Opportunistic Value Fund, Class IV	8,493,479
215,784	GMO-Usonian Japan Value Creation Fund, Class VI	4,617,774
156,536	GMO Quality Cyclicals Fund, Class VI	3,758,428
354,214	GMO Quality Fund, Class VI	12,156,646
86,572	GMO Resources Fund, Class VI	1,830,129
148,504	GMO Small Cap Quality Fund, Class VI	3,837,358
395,094	GMO U.S. Equity Fund, Class VI	5,539,225
501,258	GMO U.S. Opportunistic Value Fund, Class VI	11,914,903
113,215	GMO U.S. Small Cap Value Fund, Class VI	2,423,929

	TOTAL MUTUAL FUNDS (COST $66,306,438)	77,880,245

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
75,730	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	75,730

	TOTAL SHORT-TERM INVESTMENTS (COST $75,730)	75,730

	TOTAL INVESTMENTS — 100.0% (Cost $66,382,168)	77,955,975
	Other Assets and Liabilities (net) — (0.0%)	(38,655)

	TOTAL NET ASSETS — 100.0%	$77,917,320

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	40

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
275,162	GMO Climate Change Fund, Class III	6,171,885
926,164	GMO Emerging Markets ex-China Fund, Class VI	13,929,510
2,653,861	GMO Emerging Markets Fund, Class VI	65,497,292
6,324,500	GMO International Equity Fund, Class IV	163,931,046
4,755,116	GMO International Opportunistic Value Fund, Class IV	75,511,243
1,988,410	GMO-Usonian Japan Value Creation Fund, Class VI	42,551,976
1,375,918	GMO Quality Cyclicals Fund, Class VI	33,035,790
2,417,844	GMO Quality Fund, Class VI	82,980,417
861,060	GMO Resources Fund, Class VI	18,202,808
1,341,226	GMO Small Cap Quality Fund, Class VI	34,657,265
2,456,086	GMO U.S. Equity Fund, Class VI	34,434,324
3,812,272	GMO U.S. Opportunistic Value Fund, Class VI	90,617,694
990,223	GMO U.S. Small Cap Value Fund, Class VI	21,200,675

	TOTAL MUTUAL FUNDS (COST $631,103,714)	682,721,925

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
400,408	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	400,408

	TOTAL SHORT-TERM INVESTMENTS (COST $400,408)	400,408

	TOTAL INVESTMENTS — 100.0% (Cost $631,504,122)	683,122,333
	Other Assets and Liabilities (net) — (0.0%)	(82,413)

	TOTAL NET ASSETS — 100.0%	$683,039,920

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

41	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.6%

	Argentina — 0.1%
39,648	Adecoagro SA	436,524
109,400	YPF SA Sponsored ADR* (a)	2,592,780

	Total Argentina	3,029,304

	Australia — 1.4%
189,557	Accent Group Ltd.	270,656
52,136	ANZ Group Holdings Ltd.	1,070,109
467,810	BHP Group Ltd. (b)	12,880,500
474,276	BlueScope Steel Ltd.	6,607,585
317,521	Brambles Ltd. (b)	3,914,170
155,334	Fortescue Ltd.	1,913,634
391,714	Grange Resources Ltd.	72,866
91,831	Harvey Norman Holdings Ltd.	284,345
157,176	Helia Group Ltd.	434,962
49,194	HomeCo Daily Needs – (REIT)	41,780
34,767	JB Hi-Fi Ltd.	1,870,076
6,142	Premier Investments Ltd.	146,351
17,698	Rio Tinto Ltd. (b)	1,324,988
80,239	Santos Ltd.	391,195
79,010	Southern Cross Media Group Ltd.	29,126
154,510	Sunrise Energy Metals Ltd. * (a)	48,339
79,367	Super Retail Group Ltd.	958,087
4,312	Wesfarmers Ltd.	211,532
37,804	Westpac Banking Corp.	797,027

	Total Australia	33,267,328

	Austria — 0.4%
68,985	Erste Group Bank AG	3,775,877
114,608	OMV AG	4,998,729
69,892	Raiffeisen Bank International AG	1,387,326
1,869	Strabag SE (a)	80,944
2,888	Wienerberger AG	95,286

	Total Austria	10,338,162

	Belgium — 0.7%
197,706	Ageas SA	10,162,639
3,755	Bekaert SA	155,266
11,958	Econocom Group SA NV	27,274
25,481	Groupe Bruxelles Lambert NV	1,967,511
24,270	KBC Group NV	1,889,833
1,487	Melexis NV	134,500
152,692	Proximus SADP	1,149,337
24,966	Syensqo SA	2,055,781

	Total Belgium	17,542,141

	Brazil — 0.6%
24,060	Alupar Investimento SA	135,883
55,100	Ambev SA	125,726
2,400	Auren Energia SA	4,850
154,400	Banco do Brasil SA	770,363

Shares	Description	Value ($)

	Brazil — continued
1,700	BrasilAgro - Co. Brasileira de Propriedades Agricolas	7,815
65,000	Cia de Saneamento de Minas Gerais Copasa MG	273,565
15,100	Cia De Sanena Do Parana	76,787
212,800	CPFL Energia SA	1,287,157
56,800	Cury Construtora e Incorporadora SA	240,062
118,500	Eneva SA *	276,068
79,000	Engie Brasil Energia SA	633,015
11,000	GPS Participacoes e Empreendimentos SA	35,229
4,500	Grendene SA	4,790
21,300	Itau Unibanco Holding SA	120,220
89,000	Lojas Renner SA	268,613
3,300	M Dias Branco SA	15,903
4,800	Mahle Metal Leve SA	27,305
29,500	Odontoprev SA	58,938
258,262	Petroleo Brasileiro SA Sponsored ADR	3,933,330
20,600	PRIO SA	171,205
97,326	Sao Martinho SA	478,691
53,100	Ser Educacional SA *	60,770
60,820	SLC Agricola SA	190,577
66,300	Suzano SA	647,007
138,200	TIM SA	437,948
5,509	TIM SA ADR	87,703
58,400	Transmissora Alianca de Energia Eletrica SA	367,335
204,557	Ultrapar Participacoes SA	847,852
239,202	Vale SA	2,528,705
56,685	Vale SA Sponsored ADR	596,326
144,100	Vibra Energia SA	657,609

	Total Brazil	15,367,347

	Canada — 4.2%
8,800	Algoma Steel Group, Inc. (a)	93,443
28,300	Alimentation Couche-Tard, Inc. (b)	1,615,493
58,000	Anaergia, Inc. * (a)	23,240
28,900	ARC Resources Ltd.	534,832
191,300	B2Gold Corp. (c)	537,994
185,397	B2Gold Corp. (a) (c)	519,112
49,098	Bank of Nova Scotia (a) (c)	2,449,008
36,100	Bank of Nova Scotia (c)	1,801,986
13,429	Brookfield Asset Management Ltd. – Class A (a)	547,366
69,417	Brookfield Corp. (b) (c)	3,490,287
2,700	Brookfield Corp. (b) (c)	135,836
6,200	BRP, Inc.	449,663
33,513	Canadian Imperial Bank of Commerce (c)	1,958,500
25,100	Canadian Imperial Bank of Commerce (c)	1,466,906
41,500	Canadian Tire Corp. Ltd. – Class A	4,731,243
13,478	Canfor Corp. *	145,516
31,649	Celestica, Inc. * (c)	1,611,512
22,599	Celestica, Inc. * (c)	1,150,741
47,800	China Gold International Resources Corp. Ltd. *	228,887

See accompanying notes to the financial statements.	42

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
8,900	CI Financial Corp.	115,175
5,300	Cogeco Communications, Inc.	253,939
6,987	Cogeco, Inc.	279,604
69,680	Dundee Precious Metals, Inc.	678,884
23,000	Empire Co. Ltd. – Class A	641,368
1,398	EQB, Inc.	98,944
1,577	Fairfax Financial Holdings Ltd. (b)	1,903,844
3,567	Finning International, Inc.	105,873
78,800	First Quantum Minerals Ltd. *	992,273
25,300	Great-West Lifeco, Inc. (b)	831,663
36,900	iA Financial Corp., Inc.	2,836,124
6,479	Imperial Oil Ltd. (c)	487,415
4,400	Imperial Oil Ltd. (c)	331,392
10,963	Interfor Corp. *	135,853
12,665	International Petroleum Corp. *	183,290
351,000	Ivanhoe Mines Ltd. – Class A *	4,680,347
35,208	Kinross Gold Corp.	318,280
110,972	Largo, Inc. * (a)	217,390
12,100	Li-Cycle Holdings Corp. *	16,698
3,500	Linamar Corp.	164,138
28,061	Logan Energy Corp. *	17,387
83,020	Magna International, Inc. (c)	3,489,331
39,800	Magna International, Inc. (c)	1,672,743
344,839	Manulife Financial Corp. (b) (c)	9,521,359
127,907	Manulife Financial Corp. (c)	3,531,512
212,500	NexGen Energy Ltd. *	1,278,800
72,646	Nutrien Ltd. (c)	3,517,519
49,700	Nutrien Ltd. (c)	2,407,093
94,802	Nuvei Corp.	3,153,115
23,300	Onex Corp.	1,646,292
53,453	Open Text Corp. (b) (c)	1,700,875
14,500	Open Text Corp. (b) (c)	461,366
106,217	Parex Resources, Inc.	1,066,387
207,456	Power Corp. of Canada	6,368,460
105,800	Quebecor, Inc. – Class B	2,627,630
724,783	Resolute Forest Products, Inc. * (d)	1,449,566
37,200	Russel Metals, Inc. (a)	1,039,000
15,400	Sleep Country Canada Holdings, Inc.	397,784
11,218	Stella-Jones, Inc.	772,478
36,800	Sun Life Financial, Inc. (b) (c)	2,005,957
18,643	Sun Life Financial, Inc. (b) (c)	1,016,416
34,800	Tamarack Valley Energy Ltd. (a)	102,258
11,100	Teck Resources Ltd. – Class B (c)	531,505
11,000	Teck Resources Ltd. – Class B (c)	526,900
86,200	Toronto-Dominion Bank (c)	5,165,028
15,278	Toronto-Dominion Bank (c)	915,458
32,100	Veren, Inc.	232,083
57,400	Vermilion Energy, Inc. (a)	590,072
2,943	Wajax Corp.	55,687
51,600	West Fraser Timber Co. Ltd. (c)	4,565,948
7,132	West Fraser Timber Co. Ltd. (c)	631,325
35,400	Whitecap Resources, Inc. (a)	269,509

	Total Canada	101,490,902

Shares	Description	Value ($)

	Chile — 0.0%
142,909	Cencosud SA	289,346
2,044,176	Cia Sud Americana de Vapores SA	134,232
2,262,620	Colbun SA	302,105
1,213,462	Enel Chile SA	65,752
22,475	Enel Chile SA ADR	61,582

	Total Chile	853,017

	China — 1.7%
165,000	361 Degrees International Ltd.	74,237
110,000	3SBio, Inc.	85,240
5,447,000	Agricultural Bank of China Ltd. – Class H	2,399,282
65,528	Alibaba Group Holding Ltd. Sponsored ADR (a)	5,461,104
461,000	AviChina Industry & Technology Co. Ltd. – Class H	197,049
863,500	BAIC Motor Corp. Ltd. – Class H	203,803
1,728,871	Bank of Communications Co. Ltd. – Class H	1,249,349
247,000	Beijing Enterprises Holdings Ltd.	798,358
3,376,000	China Cinda Asset Management Co. Ltd. – Class H	272,182
704,000	China CITIC Bank Corp. Ltd. – Class H	406,209
534,000	China Communications Services Corp. Ltd. – Class H	271,985
99,500	China Conch Venture Holdings Ltd.	77,477
11,176,000	China Construction Bank Corp. – Class H	7,847,112
1,266,000	China Energy Engineering Corp. Ltd. – Class H	134,512
913,000	China Everbright Environment Group Ltd.	417,974
3,659,000	China Greenfresh Group Co. Ltd. * (e)	—
135,000	China High Speed Transmission Equipment Group Co. Ltd. *	18,260
113,000	China Hongqiao Group Ltd.	154,101
466,000	China Lesso Group Holdings Ltd.	165,856
341,000	China Overseas Grand Oceans Group Ltd.	66,509
3,701,000	China Railway Group Ltd. – Class H	1,709,170
275,000	China Railway Signal & Communication Corp. Ltd. – Class H	99,137
528,000	China Reinsurance Group Corp. – Class H	47,978
272,500	China Resources Pharmaceutical Group Ltd.	191,868
308,000	China State Construction International Holdings Ltd.	439,210
4,237,600	China Zhongwang Holdings Ltd. * (a) (e)	1
1,683,158	CITIC Ltd.	1,670,409
1,709,000	COSCO Shipping Holdings Co. Ltd. – Class H	2,348,300
987,000	CRRC Corp. Ltd. – Class H	597,862
584,000	CSPC Pharmaceutical Group Ltd.	358,558
13,400	ENN Energy Holdings Ltd.	86,274
287,000	Fufeng Group Ltd.	161,152
44,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	109,302
91,800	Haier Smart Home Co. Ltd. – Class H	280,513
153,000	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	323,396

43	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued
55,638	JD.com, Inc. ADR	1,502,226
406,000	Kunlun Energy Co. Ltd.	405,834
120,300	Legend Holdings Corp. – Class H *	85,617
582,000	Lenovo Group Ltd.	710,657
53,000	Livzon Pharmaceutical Group, Inc. – Class H	168,067
345,000	Lonking Holdings Ltd.	62,550
32,000	NetDragon Websoft Holdings Ltd.	43,149
87,000	Orient Overseas International Ltd.	1,204,187
122,000	PICC Property & Casualty Co. Ltd. – Class H	158,002
235,000	Poly Property Group Co. Ltd.	39,386
213,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	294,543
271,500	Sinopec Engineering Group Co. Ltd. – Class H	185,700
356,800	Sinopharm Group Co. Ltd. – Class H	825,731
289,000	Sinotruk Hong Kong Ltd.	721,046
260,000	Skyworth Group Ltd.	95,429
125,700	Tencent Holdings Ltd.	6,096,439
82,000	Tianneng Power International Ltd. (a)	58,391
240,000	Weichai Power Co. Ltd. – Class H	367,088
279,100	Western Mining Co. Ltd. – Class A	614,638
51,000	Zhongsheng Group Holdings Ltd.	58,049

	Total China	42,420,458

	Colombia — 0.0%
2,059	Interconexion Electrica SA ESP	8,943

	Czech Republic — 0.0%
82,318	Moneta Money Bank AS	396,157
325	Philip Morris CR AS	217,722

	Total Czech Republic	613,879

	Denmark — 0.8%
1,229	AP Moller - Maersk AS – Class A	1,787,511
2,630	AP Moller - Maersk AS – Class B	3,932,608
148,554	Danske Bank AS	4,636,704
14,123	Genmab AS *	3,927,785
46,735	H Lundbeck AS	332,066
3,998	Matas AS	74,221
815	Pandora AS	142,750
7,823	ROCKWOOL AS – B Shares	3,394,385

	Total Denmark	18,228,030

	Egypt — 0.0%
57,551	Abou Kir Fertilizers & Chemical Industries	68,676
219,170	Commercial International Bank – Egypt (CIB)	392,533
502,509	Eastern Co. SAE	263,176
19,193	ElSewedy Electric Co.	22,740
76,702	Misr Fertilizers Production Co. SAE	69,787

	Total Egypt	816,912

Shares	Description	Value ($)

	Finland — 0.5%
11,004	Kemira OYJ	269,398
167,410	Neste OYJ	3,906,383
1,484,091	Nokia OYJ	6,542,317
110,984	Outokumpu OYJ	412,092
2,141	Sanoma OYJ	15,921
19,015	TietoEVRY OYJ (b)	399,084
37,945	Valmet OYJ	1,088,502

	Total Finland	12,633,697

	France — 3.4%
1,191	Amundi SA	89,439
1,925	APERAM SA	54,278
167,646	ArcelorMittal SA	3,927,546
4,290	Arkema SA	398,016
41,003	AXA SA (b)	1,560,537
60,584	BNP Paribas SA	4,190,447
764	Caisse Regionale de Credit Agricole Mutuel Nord de France	10,575
37,919	Carrefour SA	610,885
96,265	Cie de Saint-Gobain SA	8,412,196
14,092	Cie Generale des Etablissements Michelin SCA (b)	553,314
61,770	Coface SA	993,106
92,971	Credit Agricole SA	1,456,385
15,907	Derichebourg SA (b)	88,279
3,053	Eramet SA	239,798
8,100	Eurazeo SE	638,079
11,011	Ipsen SA	1,335,247
2,021	IPSOS SA	124,557
3,131	LVMH Moet Hennessy Louis Vuitton SE (b)	2,330,455
1,650	Mersen SA	56,272
9,647	Metropole Television SA	130,750
180,675	Orange SA (b)	2,060,766
15,313	Publicis Groupe SA (b)	1,688,923
14,609	Quadient SA	279,838
79,936	Renault SA	3,791,544
74,837	Rexel SA	1,888,307
40,322	Rubis SCA	1,297,158
17,423	Safran SA (b)	3,818,003
85,648	Sanofi SA	9,612,968
1,749	Schneider Electric SE (b)	446,170
5,321	Societe BIC SA	359,527
205,795	Societe Generale SA	4,974,670
162,978	STMicroelectronics NV - NY Shares	5,207,147
371	Synergie SE * (b)	13,162
83,279	Television Francaise 1 SA	742,602
189,134	TotalEnergies SE (c)	13,010,863
1,951	TotalEnergies SE (c)	134,423
12,291	Valeo SE	130,941
41,547	Veolia Environnement SA (b)	1,376,369
411,175	Vivendi SE (b)	4,612,512

	Total France	82,646,054

See accompanying notes to the financial statements.	44

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.5%
19,265	1&1 AG	307,077
2,651	Allianz SE (Registered) (b)	823,550
272	Amadeus Fire AG (b)	28,011
38,687	Bayerische Motoren Werke AG	3,590,311
17,546	Beiersdorf AG (b)	2,537,151
34,595	Continental AG	2,339,196
67,707	Daimler Truck Holding AG	2,602,827
224,996	Deutsche Bank AG (Registered)	3,681,206
17,007	Deutz AG	89,303
354	Draegerwerk AG & Co. KGaA	17,313
70,744	E.ON SE (b)	1,002,878
17,719	Freenet AG	516,244
41,813	Fresenius SE & Co. KGaA * (b)	1,544,027
12,740	Heidelberg Materials AG	1,353,204
5,589	Henkel AG & Co. KGaA (b)	464,751
502	Hornbach Holding AG & Co. KGaA	44,269
25,590	Kloeckner & Co. SE	146,945
13,801	Knorr-Bremse AG	1,134,858
135,705	Mercedes-Benz Group AG	9,353,471
76,139	ProSiebenSat.1 Media SE	484,237
2,366	RTL Group SA	77,125
6,338	Salzgitter AG	111,159
9,122	Siemens AG (Registered) (b)	1,715,898
7,750	Talanx AG	667,719
1,547	Traton SE	51,243
5,735	Volkswagen AG	640,631
4,154	Wacker Neuson SE	66,847
792	Wuestenrot & Wuerttembergische AG	10,750

	Total Germany	35,402,201

	Greece — 0.0%
200,409	Eurobank Ergasias Services & Holdings SA – Class A	456,948
5,386	JUMBO SA	136,206
5,812	Metlen Energy & Metals SA	218,251
5,328	Motor Oil Hellas Corinth Refineries SA	127,804
2,930	OPAP SA	50,640

	Total Greece	989,849

	Hong Kong — 0.8%
2,665	3DG Holdings International Ltd. *	219
199,800	ASMPT Ltd.	2,254,900
83,000	Bank of East Asia Ltd.	105,580
187,000	BOC Hong Kong Holdings Ltd.	586,978
65,000	Chow Sang Sang Holdings International Ltd.	55,230
833,000	CITIC Telecom International Holdings Ltd.	244,409
509,000	CK Asset Holdings Ltd.	2,048,395
564,500	CK Hutchison Holdings Ltd.	3,094,451
74,000	Dah Sing Banking Group Ltd.	64,170
46,400	Dah Sing Financial Holdings Ltd.	137,137
500,000	E-Commodities Holdings Ltd.	93,445
284,000	First Pacific Co. Ltd.	151,464

Shares	Description	Value ($)

	Hong Kong — continued
248,652	Galaxy Entertainment Group Ltd.	959,214
254,000	Giordano International Ltd.	55,629
85,000	Health & Happiness H&H International Holdings Ltd.	90,491
184,000	HKT Trust & HKT Ltd. – Class SS	233,626
580,000	IGG, Inc. *	240,065
146,500	Johnson Electric Holdings Ltd.	200,374
162,002	K Wah International Holdings Ltd.	35,629
30,000	Kerry Logistics Network Ltd.	26,890
65,000	Luk Fook Holdings International Ltd.	120,405
443,000	Pacific Basin Shipping Ltd.	121,551
28,000	PAX Global Technology Ltd.	16,266
37,000	SITC International Holdings Co. Ltd.	87,147
39,500	SmarTone Telecommunications Holdings Ltd.	19,424
231,000	Sun Hung Kai Properties Ltd. (b)	2,244,264
190,500	Swire Pacific Ltd. – Class A	1,617,002
43,800	Swire Properties Ltd.	80,305
105,500	Texhong International Group Ltd. *	48,290
4,586,000	United Energy Group Ltd. * (a)	255,963
536,000	VSTECS Holdings Ltd.	294,473
74,200	VTech Holdings Ltd.	480,532
4,280,500	WH Group Ltd.	3,104,520
173,500	Yue Yuen Industrial Holdings Ltd.	299,599

	Total Hong Kong	19,468,037

	Hungary — 0.3%
70,877	Magyar Telekom Telecommunications PLC	204,640
117,355	MOL Hungarian Oil & Gas PLC	890,436
88,317	OTP Bank Nyrt	4,547,153
19,684	Richter Gedeon Nyrt	596,600

	Total Hungary	6,238,829

	India — 1.9%
38,025	Arvind Ltd.	183,084
8,356	Ashoka Buildcon Ltd. *	23,357
91,073	Aurobindo Pharma Ltd.	1,702,252
1,505	Avanti Feeds Ltd.	12,187
123,965	Bandhan Bank Ltd.	296,051
780,707	Bharat Petroleum Corp. Ltd.	3,318,673
102,260	Brightcom Group Ltd. *	9,669
10,685	Castrol India Ltd.	33,659
4,820	CESC Ltd.	11,147
59,467	Chambal Fertilisers & Chemicals Ltd.	369,452
33,401	Chennai Petroleum Corp. Ltd.	389,290
521	Cholamandalam Financial Holdings Ltd.	9,969
82,540	Cipla Ltd.	1,629,739
3,220	Colgate-Palmolive India Ltd.	139,698
11,785	Coromandel International Ltd.	247,249
13,297	Dhampur Bio Organics Ltd.	22,505
17,511	Dr. Reddy’s Laboratories Ltd. ADR	1,461,643
2,663	Dr. Reddy’s Laboratories Ltd.	221,795
1,066	EID Parry India Ltd.	10,492

45	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued
603,460	GAIL India Ltd.	1,703,785
24,992	GHCL Ltd.	206,534
7,785	Godawari Power & Ispat Ltd.	88,230
23,344	Great Eastern Shipping Co. Ltd.	373,162
24,493	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	199,879
30,220	Gujarat Pipavav Port Ltd.	81,398
136,573	Gujarat State Fertilizers & Chemicals Ltd.	374,919
3,097	Gujarat State Petronet Ltd.	16,345
17	HCL Technologies Ltd.	355
42,725	Hero MotoCorp Ltd.	2,787,945
80,737	Hindalco Industries Ltd.	675,507
166,638	Hindustan Petroleum Corp. Ltd.	833,382
2,061	ICICI Securities Ltd.	20,227
1,632	IIFL Finance Ltd.	8,906
1,212,302	Indian Oil Corp. Ltd.	2,558,322
5,470	Infosys Ltd.	127,397
326,614	ITC Ltd.	1,962,145
47,734	JM Financial Ltd.	60,667
24,866	Karnataka Bank Ltd. *	67,595
2,214	Kaveri Seed Co. Ltd.	27,824
2,441	KNR Constructions Ltd.	9,669
2,407	KRBL Ltd. *	8,796
29,473	LIC Housing Finance Ltd.	236,935
3,737	LT Foods Ltd.	16,867
15,834	Mahanagar Gas Ltd. (Registered)	338,854
35	Maharashtra Scooters Ltd.	4,052
576,692	Manappuram Finance Ltd.	1,481,588
4,464	Motilal Oswal Financial Services Ltd.	38,619
14,655	Muthoot Finance Ltd.	343,133
2,220	Nippon Life India Asset Management Ltd.	17,828
1,144,736	NMDC Ltd.	3,052,325
1,847,669	Oil & Natural Gas Corp. Ltd.	7,286,842
245,072	Petronet LNG Ltd.	1,073,404
243,853	Power Finance Corp. Ltd.	1,606,264
1,198,791	Power Grid Corp. of India Ltd.	4,837,005
64,952	PTC India Ltd.	164,838
1,619	Rashtriya Chemicals & Fertilizers Ltd.	3,883
19,267	Redington Ltd.	46,376
14,830	RITES Ltd.	114,816
617,022	Sammaan Capital Ltd.	1,192,340
232	Sanofi Consumer Healthcare India Ltd. * (d)	10,441
232	Sanofi India Ltd.	18,779
35,822	Shipping Corp. of India Ltd.	114,802
15,131	Shriram Finance Ltd.	580,121
38,443	Sun TV Network Ltd.	376,849
3	Tata Consultancy Services Ltd.	163
2,680	Triveni Engineering & Industries Ltd.	15,108
1,295	UTI Asset Management Co. Ltd.	17,761
28,705	Vardhman Textiles Ltd.	169,965
6,500	West Coast Paper Mills Ltd.	47,273
325	Zensar Technologies Ltd.	2,976
87,001	Zydus Lifesciences Ltd.	1,159,063

	Total India	46,654,170

Shares	Description	Value ($)

	Indonesia — 0.5%
2,699,000	AKR Corporindo Tbk. PT	261,161
2,624,500	Aneka Tambang Tbk. PT	235,865
5,416,600	Bank Central Asia Tbk. PT	3,611,224
3,436,284	Bank Mandiri Persero Tbk. PT	1,587,893
5,115,700	Bank Negara Indonesia Persero Tbk. PT	1,770,155
1,558,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	57,442
8,527,400	Bank Rakyat Indonesia Persero Tbk. PT	2,839,248
31,200	Indah Kiat Pulp & Paper Tbk. PT	16,359
9,500	Indofood CBP Sukses Makmur Tbk. PT	7,059
1,442,200	Indofood Sukses Makmur Tbk. PT	639,766
3,016,900	Kalbe Farma Tbk. PT	321,940
2,986,600	Media Nusantara Citra Tbk. PT *	63,012
7,830,800	Panin Financial Tbk. PT *	208,646
122,700	Perusahaan Gas Negara Tbk. PT	12,221
91,900	Unilever Indonesia Tbk. PT	13,485

	Total Indonesia	11,645,476

	Ireland — 0.2%
36,192	AIB Group PLC	217,944
22,140	Bank of Ireland Group PLC	254,334
1,778	Kingspan Group PLC	154,814
38,104	Origin Enterprises PLC	138,901
24,839	Permanent TSB Group Holdings PLC *	43,867
27,034	Ryanair Holdings PLC Sponsored ADR (b)	3,013,210

	Total Ireland	3,823,070

	Israel — 0.5%
109,578	Bank Hapoalim BM	1,092,400
379,390	Bank Leumi Le-Israel BM	3,668,520
23,488	Check Point Software Technologies
	Ltd. * (a)	4,521,440
28,999	ICL Group Ltd.	132,718
53,255	Israel Discount Bank Ltd. – Class A	295,529
8,092	Nice Ltd. Sponsored ADR* (b)	1,405,904
354,237	Oil Refineries Ltd.	92,090
50,617	Teva Pharmaceutical Industries Ltd. Sponsored ADR*	955,143

	Total Israel	12,163,744

	Italy — 1.7%
77,759	Anima Holding SpA	434,870
13,609	Arnoldo Mondadori Editore SpA	39,438
40,817	Banca IFIS SpA	961,170
39,624	Banco BPM SpA	270,151
359,107	BPER Banca SpA	2,016,601
51,955	Credito Emiliano SpA	594,306
195,717	Eni SpA	3,184,947
12,017	Esprinet SpA *	69,658
105,873	Generali (b)	2,922,032
591,689	Intesa Sanpaolo SpA	2,472,892
335,455	Leonardo SpA	8,557,551
84,447	MFE-MediaForEurope NV – Class A	277,290

See accompanying notes to the financial statements.	46

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
23,898	MFE-MediaForEurope NV – Class B	105,395
24,676	OVS SpA	76,745
10,069	Poste Italiane SpA	140,198
429,910	Stellantis NV (b)	7,234,700
5,645,525	Telecom Italia SpA * (a)	1,494,184
78,963	Tenaris SA ADR	2,344,412
40,969	Tenaris SA	602,931
63,189	UniCredit SpA	2,626,458
3,074	Unieuro SpA (a)	39,518
536,432	Unipol Gruppo SpA	5,699,570

	Total Italy	42,165,017

	Japan — 17.9%
11,200	ADEKA Corp.	233,755
13,100	Aichi Corp.	100,967
6,500	Air Water, Inc.	90,802
100,700	Amano Corp.	3,034,957
4,300	AOKI Holdings, Inc.	37,295
7,500	Arata Corp.	182,553
2,400	Artience Co. Ltd.	61,808
13,600	Asahi Yukizai Corp.	393,282
13,600	Axial Retailing, Inc.	88,733
9,100	Bando Chemical Industries Ltd.	115,505
32,500	Belluna Co. Ltd.	166,047
23,100	BML, Inc.	435,903
59,700	Bridgestone Corp. (b)	2,333,702
223,500	Brother Industries Ltd.	4,178,613
11,700	Bunka Shutter Co. Ltd.	146,406
5,600	Canon Electronics, Inc.	87,899
41,000	Canon Marketing Japan, Inc.	1,285,199
68,700	Canon, Inc. (b)	2,359,456
4,600	Central Glass Co. Ltd.	113,922
3,200	Chiyoda Integre Co. Ltd.	78,829
271,600	Chubu Electric Power Co., Inc. (b)	3,393,357
370,800	Credit Saison Co. Ltd.	8,238,998
3,800	Dai Nippon Printing Co. Ltd. (b)	137,252
12,900	Dai Nippon Toryo Co. Ltd.	104,344
221,400	Daicel Corp.	1,989,914
8,000	Dai-Dan Co. Ltd.	167,553
14,300	Daido Steel Co. Ltd.	142,166
10,600	Daiichi Jitsugyo Co. Ltd.	175,670
35,800	Daiki Aluminium Industry Co. Ltd.	277,194
77,700	Daiwa House Industry Co. Ltd.	2,393,047
282,400	Daiwabo Holdings Co. Ltd.	5,373,845
277,600	Denka Co. Ltd.	4,315,910
1,300	Dowa Holdings Co. Ltd.	45,202
6,300	Elecom Co. Ltd.	62,007
1,183,500	ENEOS Holdings, Inc.	6,437,959
201,300	EXEO Group, Inc.	2,168,636
50,400	Ferrotec Holdings Corp. (a)	851,089
1,800	FJ Next Holdings Co. Ltd.	15,167
290,000	Fuji Corp.	4,896,443
191,500	FUJIFILM Holdings Corp. (b)	5,164,675

Shares	Description	Value ($)

	Japan — continued
137,200	Fujikura Ltd.	4,002,993
300	Fukuda Denshi Co. Ltd.	15,474
1,700	Fukushima Galilei Co. Ltd.	65,831
2,500	G-7 Holdings, Inc.	27,429
40,100	Glory Ltd.	722,879
10,900	GS Yuasa Corp.	207,031
77,700	GungHo Online Entertainment, Inc.	1,617,639
336,800	H.U. Group Holdings, Inc.	6,197,792
300	Hamakyorex Co. Ltd.	10,100
5,500	Hanwa Co. Ltd.	192,876
114,100	Haseko Corp.	1,420,506
75,100	Hitachi Construction Machinery Co. Ltd.	1,850,097
8,700	Hitachi Ltd. (b)	214,629
137,400	Hogy Medical Co. Ltd.	4,169,434
448,800	Honda Motor Co. Ltd. (b)	4,952,619
149,570	Honda Motor Co. Ltd. Sponsored ADR	4,928,332
14,600	Horiba Ltd.	977,922
38,800	Hosiden Corp.	560,221
168,600	Idemitsu Kosan Co. Ltd.	1,232,278
600	Inaba Denki Sangyo Co. Ltd.	15,797
71,400	Inabata & Co. Ltd.	1,658,528
723,400	Inpex Corp.	10,663,797
623,400	Isuzu Motors Ltd.	9,464,743
217,700	ITOCHU Corp. (b)	11,591,250
46,600	Itochu Enex Co. Ltd.	512,624
1,300	Itochu-Shokuhin Co. Ltd.	65,379
15,500	Itoham Yonekyu Holdings, Inc.	421,443
6,900	Izumi Co. Ltd. (a)	154,368
61,400	JAFCO Group Co. Ltd.	851,223
5,500	Japan Lifeline Co. Ltd.	42,441
6,900	Japan Petroleum Exploration Co. Ltd.	276,439
61,800	Japan Post Insurance Co. Ltd.	1,170,898
167,800	Japan Tobacco, Inc. (b)	4,844,425
82,000	JFE Holdings, Inc.	1,136,777
7,600	Justsystems Corp. (b)	180,953
48,200	Kaga Electronics Co. Ltd.	1,806,033
1,800	Kajima Corp.	32,960
8,800	Kamei Corp.	127,712
37,900	Kandenko Co. Ltd.	563,375
4,100	Kaneka Corp.	106,418
505,100	Kanematsu Corp.	8,747,272
21,800	Kansai Electric Power Co., Inc. (b)	387,474
57,100	Kawasaki Kisen Kaisha Ltd.	843,475
76,000	KDDI Corp. (b)	2,564,021
476,500	Kirin Holdings Co. Ltd.	7,193,412
20,200	Kitz Corp.	143,442
54,700	Kobe Steel Ltd.	673,764
17,700	Kohnan Shoji Co. Ltd. (a)	472,818
18,700	Kokuyo Co. Ltd. (b)	316,515
85,600	Komatsu Ltd.	2,395,296
24,745	Komeri Co. Ltd.	632,628
200	K’s Holdings Corp.	2,155
132,500	Kumiai Chemical Industry Co. Ltd.	709,403
40,800	Kyudenko Corp.	1,838,722

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
781,100	Macromill, Inc.	4,336,891
25,100	Marubeni Corp. (b)	432,964
1,000	Maruha Nichiro Corp.	20,921
152,800	Maruichi Steel Tube Ltd.	3,675,551
9,000	Maruzen Showa Unyu Co. Ltd.	310,643
13,900	Matsuda Sangyo Co. Ltd.	306,707
277,600	Maxell Ltd.	3,473,319
237,200	Mazda Motor Corp. (a)	2,003,437
41,700	MCJ Co. Ltd.	437,118
12,900	Medipal Holdings Corp.	226,146
1,600	Melco Holdings, Inc.	38,911
26,800	Mirait One Corp.	389,865
38,700	Mitsubishi Chemical Group Corp.	226,171
102,600	Mitsubishi Corp. (b)	2,135,958
400,600	Mitsubishi Electric Corp.	6,748,523
103,900	Mitsubishi Gas Chemical Co., Inc.	1,941,231
5,800	Mitsubishi Research Institute, Inc.	169,333
2,000	Mitsubishi Shokuhin Co. Ltd.	72,567
189,200	Mitsubishi UFJ Financial Group, Inc. (b)	1,996,102
69,300	Mitsui & Co. Ltd. (b)	1,497,867
181,000	Mitsui OSK Lines Ltd. (b)	6,529,661
72,700	Mizuno Corp.	4,909,780
5,300	Modec, Inc.	114,068
165,100	Morinaga & Co. Ltd.	3,117,640
73,600	Morinaga Milk Industry Co. Ltd.	1,698,733
2,300	Nafco Co. Ltd.	41,902
15,500	Nagase & Co. Ltd.	340,676
53,300	NEC Corp. (b)	4,723,753
22,800	NGK Insulators Ltd.	305,692
174,800	NH Foods Ltd.	6,549,798
59,800	Nichias Corp.	2,333,584
12,200	Nichiha Corp.	291,337
8,400	Nichireki Co. Ltd.	145,674
5,200	Nippn Corp.	81,110
52,500	Nippon Shinyaku Co. Ltd.	1,269,016
7,100	Nippon Soda Co. Ltd.	247,554
1,283,400	Nippon Telegraph & Telephone Corp. (b)	1,371,693
158,000	Nippon Television Holdings, Inc.	2,589,137
263,800	Nippon Yusen KK (a) (b)	9,570,369
727,900	Nissan Motor Co. Ltd. (a)	2,151,944
3,400	Nisshin Oillio Group Ltd.	120,830
3,800	Nissin Corp.	110,986
26,600	Niterra Co. Ltd.	792,319
2,000	Nitta Corp.	52,417
10,500	Nittetsu Mining Co. Ltd.	322,038
3,900	Nitto Denko Corp.	327,048
118,300	Nojima Corp.	1,371,282
20,800	Nomura Holdings, Inc.	122,126
66,600	Nomura Real Estate Holdings, Inc.	1,918,481
6,200	Noritake Co. Ltd.	169,811
5,100	NS United Kaiun Kaisha Ltd.	170,734
1,300	Obara Group, Inc.	36,013
182,500	Oji Holdings Corp.	730,359
65,300	Okamura Corp.	887,125

Shares	Description	Value ($)

	Japan — continued
100	OKUMA Corp.	4,176
268,600	Ono Pharmaceutical Co. Ltd.	3,970,805
133,200	ORIX Corp. (b)	3,348,766
14,700	Osaka Gas Co. Ltd. (b)	363,086
55,700	Otsuka Holdings Co. Ltd.	3,283,775
379,600	Pacific Industrial Co. Ltd. (a)	3,747,421
5,100	PALTAC Corp.	156,740
908,000	Panasonic Holdings Corp.	7,628,953
625,800	Penta-Ocean Construction Co. Ltd.	2,758,765
13,000	Pilot Corp. (b)	384,454
7,400	Proto Corp.	73,912
6,600	Raito Kogyo Co. Ltd.	98,678
11,600	Recruit Holdings Co. Ltd. (b)	723,398
96,500	Renesas Electronics Corp.	1,680,014
24,900	Rengo Co. Ltd.	171,831
67,700	Ricoh Co. Ltd.	712,017
300,000	Rohm Co. Ltd.	3,789,240
15,100	S Foods, Inc.	278,637
12,000	Sakai Moving Service Co. Ltd.	213,631
16,500	Sakata INX Corp.	192,139
42,900	San-Ai Obbli Co. Ltd.	595,931
53,500	Sankyo Co. Ltd.	771,130
95,800	Sankyu, Inc.	3,144,464
157,600	Sanwa Holdings Corp.	3,614,991
352,200	Sega Sammy Holdings, Inc.	6,185,962
27,700	Seiko Epson Corp.	517,920
130,500	Sekisui Chemical Co. Ltd.	1,991,458
161,400	Sekisui House Ltd.	4,171,694
5,000	Sekisui Jushi Corp.	82,322
18,100	Shimamura Co. Ltd.	966,447
15,500	Shinagawa Refractories Co. Ltd.	186,243
6,700	Shin-Etsu Polymer Co. Ltd.	71,973
142,374	Shinko Electric Industries Co. Ltd.	5,508,012
4,100	Shinnihon Corp.	46,612
160,100	Shionogi & Co. Ltd.	7,457,788
25,800	Ship Healthcare Holdings, Inc.	388,242
9,000	Shizuoka Gas Co. Ltd.	69,019
1,800	Sinanen Holdings Co. Ltd.	70,062
9,300	Sinko Industries Ltd.	288,937
78,520	Sojitz Corp.	1,887,043
280,200	Stanley Electric Co. Ltd.	5,393,788
22,300	Star Micronics Co. Ltd.	300,704
27,300	Starts Corp., Inc.	630,639
247,400	Subaru Corp.	4,745,274
358,300	SUMCO Corp.	4,139,161
91,500	Sumitomo Corp.	2,175,723
9,400	Sumitomo Densetsu Co. Ltd.	231,310
9,100	Sumitomo Electric Industries Ltd.	151,695
218,600	Sumitomo Forestry Co. Ltd.	9,138,238
81,600	Sumitomo Heavy Industries Ltd.	1,911,351
97,600	Sumitomo Mitsui Financial Group, Inc.	6,440,935
208,500	Sumitomo Mitsui Trust Holdings, Inc.	5,195,794
14,400	Sun Frontier Fudousan Co. Ltd.	181,865
323,700	T&D Holdings, Inc.	5,484,483

See accompanying notes to the financial statements.	48

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
7,900	Takeda Pharmaceutical Co. Ltd.	235,199
13,400	Tamron Co. Ltd.	431,856
148,700	THK Co. Ltd.	2,763,379
644,600	Tokai Carbon Co. Ltd.	3,950,352
9,300	Tokai Rika Co. Ltd.	127,178
1,100	Token Corp.	86,140
985,500	Tokyo Electric Power Co. Holdings, Inc. * (b)	4,700,587
255,300	Tokyo Gas Co. Ltd. (b)	6,386,502
79,700	Tokyo Steel Manufacturing Co. Ltd.	1,093,414
253,600	Tosei Corp.	4,076,434
172,800	Tosoh Corp.	2,229,335
164,300	TOTO Ltd.	5,702,476
4,600	Towa Pharmaceutical Co. Ltd.	92,833
28,600	Toyo Tire Corp.	423,129
27,900	Toyoda Gosei Co. Ltd.	504,191
36,900	Toyota Boshoku Corp.	492,824
43,300	Toyota Industries Corp.	3,430,883
240,600	Toyota Tsusho Corp.	4,649,407
400	Transcosmos, Inc. (b)	9,767
7,800	Tsugami Corp.	82,523
39,800	TV Asahi Holdings Corp.	545,494
5,500	Unipres Corp.	45,958
4,100	Wacoal Holdings Corp.	121,518
3,000	Warabeya Nichiyo Holdings Co. Ltd.	48,887
44,400	YAMABIKO Corp.	710,525
141,000	Yamaha Corp.	3,403,149
1,141,400	Yamaha Motor Co. Ltd.	10,001,955
67,000	Yamazen Corp.	632,452
44,200	Yellow Hat Ltd.	773,764
181,500	Yokogawa Bridge Holdings Corp.	3,334,158
38,900	Yokohama Rubber Co. Ltd.	890,296
15,100	Yuasa Trading Co. Ltd.	535,539
79,300	Zenkoku Hosho Co. Ltd. (a)	3,203,424

	Total Japan	437,238,214

	Kuwait — 0.0%
8,424	Humansoft Holding Co. KSC	73,468

	Malaysia — 0.2%
84,900	AMMB Holdings Bhd.	102,225
1,463,300	CIMB Group Holdings Bhd.	2,782,374
122,200	IOI Corp. Bhd.	113,734
172,500	KPJ Healthcare Bhd.	76,682
474,100	Malayan Banking Bhd.	1,182,772
132,100	MISC Bhd.	256,539
126,600	Petronas Chemicals Group Bhd.	170,196
46,500	PPB Group Bhd.	157,007
776,000	Sime Darby Bhd.	445,781

	Total Malaysia	5,287,310

	Mexico — 0.8%
127,236	Arca Continental SAB de CV	1,147,332

Shares	Description	Value ($)

	Mexico — continued
136,568	Banco del Bajio SA	340,341
13,938	Bolsa Mexicana de Valores SAB de CV	21,444
167,344	Cemex SAB de CV Sponsored ADR	1,025,819
11,291	Coca-Cola Femsa SAB de CV Sponsored ADR	951,154
1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—
47,274	El Puerto de Liverpool SAB de CV – Class C1	273,549
306,152	Fomento Economico Mexicano SAB de CV	3,148,068
14,287	Gentera SAB de CV	15,539
22,603	Grupo Aeroportuario del Centro Norte SAB de CV	181,175
1,000	Grupo Aeroportuario del Sureste SAB de CV ADR	269,390
4,613	Grupo Aeroportuario del Sureste SAB de CV – Class B	123,608
572,670	Grupo Financiero Banorte SAB de CV – Class O	3,970,605
913,356	Grupo Mexico SAB de CV – Series B	4,691,012
141,925	Kimberly-Clark de Mexico SAB de CV – Class A	232,983
4,085	Promotora y Operadora de Infraestructura SAB de CV	38,168
28,723	Regional SAB de CV	182,641
19,685	Unifin Financiera SAB de CV * (e)	—
48,600	Vista Energy SAB de CV ADR*	2,533,518
199,327	Wal-Mart de Mexico SAB de CV	634,389

	Total Mexico	19,780,735

	Netherlands — 2.1%
12,188	Aalberts NV	476,460
12,491	Aegon Ltd.	76,500
9,260	Akzo Nobel NV	592,396
9,661	Brunel International NV (b)	102,245
93,483	EXOR NV	10,431,029
16,510	HEMA Bondco I B.V. * (d)	183
5,940	IMCD NV	972,718
461,568	ING Groep NV	8,392,287
247,334	Koninklijke Ahold Delhaize NV (b)	8,510,307
46,607	Koninklijke BAM Groep NV	194,892
140,211	Koninklijke KPN NV	572,648
121,432	Koninklijke Philips NV * (b)	3,657,617
208,414	NN Group NV	10,221,943
64,431	Randstad NV (b)	3,108,136
92,244	Signify NV	2,276,416
15,381	Wolters Kluwer NV (b)	2,630,260

	Total Netherlands	52,216,037

	New Zealand — 0.0%
146,811	Meridian Energy Ltd. (b)	582,516
56,292	Spark New Zealand Ltd.	126,844

	Total New Zealand	709,360

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.8%
24,603	Aker BP ASA	589,389
52,559	Austevoll Seafood ASA	470,247
82,203	BW LPG Ltd.	1,286,786
182,694	Elkem ASA *	345,431
406,100	Equinor ASA	10,896,705
58,949	Europris ASA	370,220
186,983	Hafnia Ltd.	1,512,802
108,545	Hoegh Autoliners ASA	1,209,981
56,862	Odfjell Drilling Ltd.	285,549
158,498	Orkla ASA	1,409,061
10,505	Stolt-Nielsen Ltd.	418,083
53,233	Storebrand ASA	573,322
106,321	Wallenius Wilhelmsen ASA	1,097,462

	Total Norway	20,465,038

	Pakistan — 0.0%
91,879	Attock Refinery Ltd.	114,948
166,074	Engro Fertilizers Ltd.	95,828
91,491	Fauji Fertilizer Bin Qasim Ltd.	15,128
96,098	Fauji Fertilizer Co. Ltd.	62,323
54,094	Habib Bank Ltd.	24,179
42,241	Hub Power Co. Ltd.	23,007
5,479	Lucky Cement Ltd.	16,323
2,399	Mari Petroleum Co. Ltd.	29,164
18,573	Nishat Mills Ltd.	4,261
751,067	Oil & Gas Development Co. Ltd.	357,186
14,564	Pakistan Oilfields Ltd.	31,463
717,706	Pakistan Petroleum Ltd.	284,296
155,152	SUI Northern Gas Pipeline	35,843
40,522	United Bank Ltd.	37,050

	Total Pakistan	1,130,999

	Philippines — 0.0%
11,420	Manila Electric Co.	86,516
1,759,024	Megaworld Corp.	60,234

	Total Philippines	146,750

	Poland — 0.4%
7,150	Asseco Poland SA	166,755
48,722	Bank Polska Kasa Opieki SA	1,996,011
1,390	Budimex SA	216,050
30,663	Cyfrowy Polsat SA *	117,192
39	Grupa Kety SA	7,825
79,837	Orange Polska SA	179,088
295,285	ORLEN SA *	4,914,496
336,858	PGE Polska Grupa Energetyczna SA *	589,091
18,502	Powszechna Kasa Oszczednosci Bank Polski SA	277,081
118,048	Powszechny Zaklad Ubezpieczen SA	1,421,450
5,184	Santander Bank Polska SA	697,835

	Total Poland	10,582,874

Shares	Description	Value ($)

	Portugal — 0.2%
139,449	Galp Energia SGPS SA	2,896,903
82,864	Navigator Co. SA	338,371
17,079	REN - Redes Energeticas Nacionais SGPS SA	44,692
440,451	Sonae SGPS SA	461,792

	Total Portugal	3,741,758

	Qatar — 0.1%
295,356	Industries Qatar QSC	1,047,754
124,580	Ooredoo QPSC	377,267
4,764	Qatar Islamic Bank QPSC	25,641
25,977	Qatar National Bank QPSC	113,254

	Total Qatar	1,563,916

	Russia — 0.0%
10,221,010	Alrosa PJSC (e) (f)	—
376,870,000	Federal Grid Co.-Rosseti PJSC * (e)	5
415,363	Gazprom Neft PJSC (e)	—
4,924,596	Gazprom PJSC (e)	—
1,279,700	GMK Norilskiy Nickel PAO (e)	—
18,204,300	Inter RAO UES PJSC (e)	—
88,304	LSR Group PJSC (e)	—
4	LSR Group PJSC GDR* (e)	—
192,855	LUKOIL PJSC (e)	—
5,760,219	Magnitogorsk Iron & Steel Works PJSC (e) (f)	—
71,800	Mechel PJSC * (e) (f)	—
23,942	Mobile TeleSystems PJSC (e)	—
1,472,470	Moscow Exchange MICEX-Rates PJSC (e) (f)	—
7,545,000	Mosenergo PJSC (e)	—
191,960	Novatek PJSC (e)	—
3,493,400	Novolipetsk Steel PJSC (e)	—
6,115	PhosAgro PJSC (e)	—
118	PhosAgro PJSC GDR* (e) (f)	—
25,552	Polyus PJSC * (e) (f)	—
1	Polyus PJSC GDR (Registered) * (e) (f)	—
49,974,140	RusHydro PJSC * (e)	1
8,073,970	Sberbank of Russia PJSC (e) (f)	—
7,395	Severstal PAO (e) (f)	—
261,549	Severstal PAO GDR (Registered) * (e) (f)	—
29,090	SFI PJSC (e)	—
27,770,670	Surgutneftegas PJSC (e)	—
986,916	Tatneft PJSC (e)	—
725,480	Unipro PJSC * (e)	—
55,470	United Co. Rusal International PJSC * (e)	—
150,462	VTB Bank PJSC * (e) (f)	—

	Total Russia	6

	Saudi Arabia — 0.0%
92,827	Saudi Arabian Oil Co.	691,679
32,810	Saudi National Bank	307,666

	Total Saudi Arabia	999,345

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.7%
72,800	Asian Pay Television Trust	4,628
92,400	Bumitama Agri Ltd.	51,312
885,400	ComfortDelGro Corp. Ltd.	965,203
42,406	DBS Group Holdings Ltd.	1,184,158
122,400	First Real Estate Investment Trust – (REIT)	24,363
193,800	First Resources Ltd.	219,945
1,798,600	Golden Agri-Resources Ltd.	365,098
116,300	Japfa Ltd. *	31,255
21,200	Keppel Ltd.	100,236
450,800	Oversea-Chinese Banking Corp. Ltd.	5,024,830
55,900	Sheng Siong Group Ltd.	64,706
37,800	Silverlake Axis Ltd.	10,876
230,000	StarHub Ltd.	216,787
107,900	United Overseas Bank Ltd.	2,593,808
45,100	Venture Corp. Ltd.	484,724
112,500	Wilmar International Ltd.	270,586
315,300	Yangzijiang Financial Holding Ltd.	84,564
2,197,377	Yangzijiang Shipbuilding Holdings Ltd.	4,201,899
401,900	Yanlord Land Group Ltd. *	127,976

	Total Singapore	16,026,954

	South Africa — 0.5%
1,755	AECI Ltd.	10,467
39,227	African Rainbow Minerals Ltd.	384,103
41,051	Anglo American Platinum Ltd.	1,417,453
53,851	AVI Ltd.	306,787
22,785	Barloworld Ltd.	119,475
46,726	Bidvest Group Ltd.	760,323
64,949	Clicks Group Ltd.	1,351,943
14,418	Coronation Fund Managers Ltd.	32,776
560,820	FirstRand Ltd.	2,696,635
24,207	Foschini Group Ltd.	196,260
63,819	Impala Platinum Holdings Ltd.	274,854
23,130	Investec Ltd.	175,232
6,944	Kumba Iron Ore Ltd.	137,495
15,683	Motus Holdings Ltd.	106,199
26,447	Mr. Price Group Ltd.	357,682
11,686	Nedbank Group Ltd.	193,443
80,932	Ninety One Ltd.	177,056
13,945	Omnia Holdings Ltd.	49,411
25,850	Sanlam Ltd.	128,876
2,007	Santam Ltd.	39,544
167,595	Sappi Ltd.	428,881
6,382	Shoprite Holdings Ltd.	110,582
561,130	Sibanye Stillwater Ltd.	536,233
19,577	Tiger Brands Ltd.	258,311
136,287	Truworths International Ltd.	741,418

	Total South Africa	10,991,439

	South Korea — 1.9%
46,363	BNK Financial Group, Inc.	353,100
9,430	Cheil Worldwide, Inc.	128,239
12,855	Coway Co. Ltd.	647,201

Shares	Description	Value ($)

	South Korea — continued
7,254	Daou Data Corp.	58,671
334	DB Insurance Co. Ltd.	29,073
25,408	Doosan Bobcat, Inc.	758,278
40	F&F Co. Ltd.	1,759
9,804	Global Standard Technology Co. Ltd.	125,017
40,998	GS Holdings Corp.	1,386,278
46,952	Hana Financial Group, Inc.	2,179,735
4,168	Handsome Co. Ltd.	51,343
41,325	Hankook Tire & Technology Co. Ltd.	1,345,201
4,603	Hanyang Digitech Co. Ltd. *	49,747
882	HDC Hyundai Development Co-Engineering & Construction	17,135
15,900	Hyundai Glovis Co. Ltd.	1,336,638
1,408	Hyundai Home Shopping Network Corp.	50,542
33,427	Hyundai Mobis Co. Ltd.	5,454,311
11,303	Hyundai Motor Co.	2,168,144
36,262	JB Financial Group Co. Ltd.	384,466
23,910	KB Financial Group, Inc.	1,541,835
9,716	KB Financial Group, Inc. ADR	630,374
537	KCC Glass Corp.	16,578
117,130	Kia Corp.	9,305,842
55,257	KT&G Corp.	4,484,613
26,719	LG Corp.	1,586,526
67,950	LG Electronics, Inc.	5,066,438
20,864	LG Uplus Corp.	152,297
9,119	LOTTE Fine Chemical Co. Ltd.	332,838
23,587	Mirae Asset Securities Co. Ltd.	147,889
2,722	Orion Corp.	187,482
35,320	POSCO Holdings, Inc. Sponsored ADR	2,254,122
618	S-1 Corp.	27,401
8,214	Samsung E&A Co. Ltd. *	156,397
12,295	Samsung Electronics Co. Ltd.	682,844
246	Samsung Electronics Co. Ltd. GDR (b)	345,739
1,606	Samsung Securities Co. Ltd.	56,889
43,643	Shinhan Financial Group Co. Ltd.	1,847,374
4,174	SK IE Technology Co. Ltd. *	103,064
16,200	SK Networks Co. Ltd.	62,124
250	SNT Motiv Co. Ltd.	8,557
3,420	TKG Huchems Co. Ltd.	48,137
118,390	Woori Financial Group, Inc.	1,417,669
9,838	Youngone Corp.	280,092

	Total South Korea	47,267,999

	Spain — 2.0%
176,222	Acerinox SA	1,852,226
46,673	Amadeus IT Group SA (b)	3,149,306
53,381	Atresmedia Corp. de Medios de
	Comunicacion SA	270,250
1,134,238	Banco Bilbao Vizcaya Argentaria SA	12,049,447
4,055,267	Banco de Sabadell SA	8,702,245
1,968,261	Banco Santander SA	9,787,210
91,238	CaixaBank SA	549,540
1,514	Faes Farma SA	6,243
9,143	Iberdrola SA (b)	129,727

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
112,458	Industria de Diseno Textil SA (b)	6,092,470
373,497	Mapfre SA	940,172
47,480	Prosegur Cia de Seguridad SA (a) (b)	93,011
285,712	Repsol SA	3,923,389
66,302	Solaria Energia y Medio Ambiente SA *	824,404

	Total Spain	48,369,640

	Sweden — 0.8%
18,744	AcadeMedia AB (b)	120,265
21,713	Betsson AB – Class B (b)	276,620
65,001	Boliden AB	1,985,689
354,914	Fastighets AB Balder – B Shares *	2,780,031
173,454	Investor AB – B Shares (b)	5,164,670
21,700	Peab AB – Class B	165,860
35,944	Skanska AB – B Shares	725,466
25,244	SSAB AB – B Shares	120,208
25,977	Swedbank AB – Class A	555,673
164,105	Telefonaktiebolaget LM Ericsson – B Shares	1,224,257
17,491	Volvo AB – A Shares	470,833
127,314	Volvo AB – B Shares	3,385,338
823,427	Volvo Car AB – Class B *	2,358,273

	Total Sweden	19,333,183

	Switzerland — 1.8%
182,134	Adecco Group AG (Registered) (b)	6,209,781
17,164	Holcim AG	1,662,728
23,356	Logitech International SA (Registered) (c)	2,121,461
1,692	Logitech International SA (Registered) (c)	153,989
4,895	Mobilezone Holding AG (Registered)	76,733
45,289	Novartis AG Sponsored ADR (a)	5,474,987
35,609	Novartis AG (Registered)	4,302,214
57,424	Roche Holding AG (c)	19,439,209
1,976	Roche Holding AG (c)	717,647
15,780	Sandoz Group AG ADR	694,636
1,047	Sandoz Group AG	45,794
891	Swatch Group AG	186,666
2,873	Swisscom AG (Registered) (b)	1,816,226
1,698	u-blox Holding AG	159,991

	Total Switzerland	43,062,062

	Taiwan — 2.6%
6,000	Acter Group Corp. Ltd.	52,369
10,000	Arcadyan Technology Corp.	45,862
250,437	ASE Technology Holding Co. Ltd. ADR	2,501,866
16,000	Asia Cement Corp.	22,545
39,799	Asustek Computer, Inc.	667,512
3,000	Bizlink Holding, Inc.	42,698
416,000	Catcher Technology Co. Ltd.	3,072,623
100,490	Chicony Electronics Co. Ltd.	509,484
8,000	Chicony Power Technology Co. Ltd.	32,052
187,000	Chipbond Technology Corp.	392,019
46,080	Coretronic Corp.	116,091

Shares	Description	Value ($)

	Taiwan — continued
27,000	Dynapack International Technology Corp.	87,252
101,000	Elitegroup Computer Systems Co. Ltd.	83,584
18,000	Evergreen International Storage & Transport Corp.	17,617
868,000	Evergreen Marine Corp. Taiwan Ltd.	5,105,175
24,000	Everlight Electronics Co. Ltd.	59,271
132,000	Farglory Land Development Co. Ltd.	334,873
61,709	FLEXium Interconnect, Inc.	167,324
20,000	Formosa Advanced Technologies Co. Ltd.	23,027
158,000	Formosa Petrochemical Corp.	277,080
183,000	Foxconn Technology Co. Ltd.	392,214
5,000	Fusheng Precision Co. Ltd.	44,397
35,000	Giant Manufacturing Co. Ltd.	261,166
22,000	Global Brands Manufacture Ltd.	43,403
3,000	Global Mixed Mode Technology, Inc.	21,440
3,000	Greatek Electronics, Inc.	5,636
22,000	Hannstar Board Corp.	36,661
1,069,406	Hon Hai Precision Industry Co. Ltd.	6,173,396
2,200	Huaku Development Co. Ltd.	10,231
84,000	King’s Town Bank Co. Ltd.	140,999
76,000	Kung Long Batteries Industrial Co. Ltd.	343,090
7,000	Largan Precision Co. Ltd.	682,648
145,000	MediaTek, Inc.	5,628,443
170,000	Micro-Star International Co. Ltd.	976,859
153,502	Nantex Industry Co. Ltd.	188,361
8,000	Nien Made Enterprise Co. Ltd.	117,081
180,000	Novatek Microelectronics Corp.	3,040,212
5,000	Pixart Imaging, Inc.	32,465
332,566	Pou Chen Corp.	361,580
115,000	Primax Electronics Ltd.	323,118
394,263	Radiant Opto-Electronics Corp.	2,435,295
3,000	Raydium Semiconductor Corp.	33,395
46,000	Realtek Semiconductor Corp.	770,413
1,280	Shin Zu Shing Co. Ltd.	9,065
66,000	Shinkong Insurance Co. Ltd.	196,439
3,000	Sigurd Microelectronics Corp.	7,336
7,513	Silicon Motion Technology Corp. ADR	477,601
102,000	Simplo Technology Co. Ltd.	1,185,962
5,000	Sinon Corp.	6,928
6,300	Sporton International, Inc.	44,323
9,000	Standard Foods Corp.	11,007
97,000	T3EX Global Holdings Corp.	271,760
35,000	TaiDoc Technology Corp.	182,381
17,000	Taiwan Fertilizer Co. Ltd.	31,821
7,000	Taiwan Hon Chuan Enterprise Co. Ltd.	35,222
650,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,243,486
10,271	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,763,531
90,000	Taiwan Surface Mounting Technology Corp.	329,618
8,000	Test Research, Inc.	39,962
4,000	Topkey Corp.	28,252
102,000	Transcend Information, Inc.	330,006

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
77,000	Tripod Technology Corp.	498,277
12,000	Tung Ho Steel Enterprise Corp.	29,316
17,000	TXC Corp.	61,312
133,000	Wisdom Marine Lines Co. Ltd.	279,591
1,363,000	Yang Ming Marine Transport Corp.	2,751,022

	Total Taiwan	63,487,045

	Thailand — 0.8%
2,245,800	AP Thailand PCL NVDR	560,501
1,856,700	Asset World Corp. PCL NVDR	182,132
117,800	Bangkok Bank PCL NVDR	490,348
3,110,500	Energy Absolute PCL NVDR	604,440
132,700	GFPT PCL NVDR	49,056
228,900	Global Power Synergy PCL NVDR	272,218
496,700	Indorama Ventures PCL NVDR	250,955
1,000,400	Kasikornbank PCL NVDR	4,226,327
8,389,400	Krung Thai Bank PCL NVDR	4,528,475
293,080	Pruksa Holding PCL NVDR	77,908
82,808	Pruksa Holding PCL (Foreign Registered)	22,012
766,600	PTT Exploration & Production PCL NVDR	3,206,260
1,663,400	PTT PCL NVDR	1,644,710
3,263,000	Sansiri PCL NVDR	164,988
492,500	SCB X PCL NVDR	1,556,368
18,900	Siam Cement PCL NVDR	128,341
122,000	Somboon Advance Technology PCL NVDR	43,614
180,500	Sri Trang Agro-Industry PCL NVDR	118,728
364,200	Supalai PCL NVDR	189,349
196,800	Thai Oil PCL NVDR	308,308

	Total Thailand	18,625,038

	Turkey — 0.4%
1,486,366	Akbank TAS	2,544,442
606,845	Aselsan Elektronik Sanayi Ve Ticaret AS	1,038,728
47,934	Dogus Otomotiv Servis ve Ticaret AS	335,172
18,278	KOC Holding AS	99,938
457,160	Turk Hava Yollari AO *	4,030,901
78,025	Turkcell Iletisim Hizmetleri AS	225,264
124,072	Vestel Beyaz Esya Sanayi ve Ticaret AS	63,384
33,448	Vestel Elektronik Sanayi ve Ticaret AS *	64,750
368,558	Yapi ve Kredi Bankasi AS	337,681

	Total Turkey	8,740,260

	Ukraine — 0.0%
36,516	Kernel Holding SA *	128,560

	United Arab Emirates — 0.1%
273,609	Emirates NBD Bank PJSC	1,468,313

	United Kingdom — 5.3%
349,792	3i Group PLC	14,692,883
74,644	abrdn PLC	147,013
57,485	Airtel Africa PLC	87,946

Shares	Description	Value ($)

	United Kingdom — continued
15,925	Ashtead Group PLC	1,133,924
281,477	Atlantica Sustainable Infrastructure PLC	6,139,013
18,918	BAE Systems PLC (b)	340,141
16,420	Bank of Georgia Group PLC	982,355
752,540	Barratt Developments PLC	5,035,527
42,588	Bellway PLC	1,703,090
67,249	Berkeley Group Holdings PLC	4,421,295
715,926	BP PLC	4,053,052
8,713	British American Tobacco PLC Sponsored ADR (b)	327,347
6,174,815	BT Group PLC	11,345,664
406,395	Centamin PLC	663,501
27,422	Coca-Cola HBC AG	1,018,194
130,118	Compass Group PLC (b)	4,112,414
187,351	Currys PLC *	195,664
398,150	DS Smith PLC	2,452,108
30,601	Evraz PLC * (e)	—
338,518	Ferrexpo PLC *	204,992
736,959	Glencore PLC	3,888,230
285,267	GSK PLC Sponsored ADR	12,526,074
31,833	GSK PLC	693,308
12,278	Halfords Group PLC	23,667
191,772	Harbour Energy PLC	755,999
88,309	Howden Joinery Group PLC	1,111,298
450,359	HSBC Holdings PLC	3,958,936
108,652	IG Group Holdings PLC	1,387,642
34,893	Imperial Brands PLC	1,001,522
27,836	International Personal Finance PLC	57,841
30,824	Investec PLC	236,292
1,172,616	ITV PLC	1,235,491
204,432	J Sainsbury PLC	788,243
11,440	Keller Group PLC	250,493
1,295,484	Kingfisher PLC	4,868,066
68,000	Lifezone Holdings Ltd. *	418,880
4,483,087	Lloyds Banking Group PLC	3,463,325
192,029	MONY Group PLC	542,607
23,013	Morgan Sindall Group PLC	903,976
137,893	NatWest Group PLC	628,197
171,640	OSB Group PLC	839,820
45,981	Paragon Banking Group PLC	462,884
94,399	Persimmon PLC	2,045,285
57,857	Plus500 Ltd.	1,967,564
14,028	Premier Foods PLC	33,178
48,441	Reach PLC	63,555
1,584	RELX PLC (b)	73,958
32,874	Rio Tinto PLC Sponsored ADR (a)	2,079,938
21,253	Rio Tinto PLC (b)	1,339,946
169,205	Shell PLC	5,995,530
80,623	Standard Chartered PLC	829,561
1,208,866	Taylor Wimpey PLC	2,568,383
10,766	TBC Bank Group PLC	445,870
29,909	Unilever PLC Sponsored ADR (b)	1,937,804
57,671	Vesuvius PLC	308,777
1,926,216	Vodafone Group PLC (b)	1,888,083

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
740,962	Vodafone Group PLC Sponsored ADR (b)	7,239,199
102,635	Zigup PLC	542,282

	Total United Kingdom	128,457,827

	United States — 24.9%
27,588	3M Co. (b)	3,715,828
9,056	Academy Sports & Outdoors, Inc. (a)	502,427
1,298	Adtalem Global Education, Inc. * (a)	98,272
3,300	Advanced Drainage Systems, Inc. (a)	517,308
38,098	Aemetis, Inc. * (a)	93,721
2,442	Affiliated Managers Group, Inc.	424,493
17,946	AGCO Corp. (a)	1,633,804
1,600	Air Products & Chemicals, Inc. (a)	446,160
40,311	Akamai Technologies, Inc. * (a) (b)	4,105,272
7,200	Albemarle Corp. (a)	649,800
605,317	Albertsons Cos., Inc. – Class A	11,876,320
5,011	Allison Transmission Holdings, Inc.	464,770
128,479	Ally Financial, Inc.	5,549,008
37,217	Alphabet, Inc. – Class A (b)	6,080,513
26,774	Alphabet, Inc. – Class C (b)	4,420,655
81,993	Ameresco, Inc. – Class A * (a)	2,496,687
16,648	American Express Co. (b)	4,306,005
22,964	ANSYS, Inc. * (b)	7,381,089
3,762	Aptiv PLC *	269,096
239,598	Arcadium Lithium PLC * (a)	649,311
23,879	Arch Capital Group Ltd. * (b)	2,700,476
33,605	Archer-Daniels-Midland Co. (b)	2,049,569
105,500	Array Technologies, Inc. * (a)	707,905
7,184	Arrow Electronics, Inc. * (a)	970,415
6,218	Aspen Technology, Inc. * (a) (b)	1,455,883
27,619	AT&T, Inc. (a)	549,618
1,712	Atkore, Inc.	159,781
3,406	AutoNation, Inc. * (a)	606,200
173,761	Avangrid, Inc.	6,201,530
13,712	Avnet, Inc.	756,628
230,470	Bank of America Corp. (a) (b)	9,391,652
28,418	Bank of New York Mellon Corp. (a)	1,938,676
13,600	Berry Corp.	84,184
2,192	Berry Global Group, Inc. (a)	150,941
19,256	Best Buy Co., Inc. (a)	1,933,302
12,693	Bio-Rad Laboratories, Inc. – Class A * (a)	4,281,603
34,426	Block, Inc. *	2,274,870
691	Boise Cascade Co. (a)	93,713
1,061	Booking Holdings, Inc. (b)	4,147,693
90,106	BorgWarner, Inc. (a)	3,069,911
21,101	Bristol-Myers Squibb Co. (b)	1,053,995
2,929	Brunswick Corp. (a)	231,537
27,887	Builders FirstSource, Inc. *	4,852,338
10,408	Bunge Global SA (a)	1,055,163
40,600	California Resources Corp.	2,130,282
45,158	Capital One Financial Corp. (a) (b)	6,635,065
26,829	CarMax, Inc. * (a)	2,268,392
2,669	Carter’s, Inc.	175,887

Shares	Description	Value ($)

	United States — continued
106,886	Catalent, Inc. *	6,515,771
30,859	CBRE Group, Inc. – Class A * (b)	3,553,105
73,565	Centene Corp. * (b)	5,799,129
133,866	ChampionX Corp.	4,167,249
44,795	Chevron Corp. (a) (b)	6,627,420
14,533	Chord Energy Corp. (a)	2,157,133
7,462	Cigna Group (a)	2,699,826
167,913	Cisco Systems, Inc. (a) (b)	8,486,323
118,119	Citigroup, Inc.	7,398,974
192,541	Clean Energy Fuels Corp. * (a)	594,952
265,055	Cleveland-Cliffs, Inc. * (a)	3,461,618
174,621	CNH Industrial NV	1,805,581
80,149	Cognizant Technology Solutions Corp. – Class A (b)	6,233,188
188,068	Comcast Corp. – Class A (b)	7,441,851
5,668	Commercial Metals Co. (a)	303,748
19,871	Conagra Brands, Inc. (a)	619,975
1,852	Concentrix Corp. (a)	139,326
37,100	ConocoPhillips (b)	4,221,609
21,200	Corteva, Inc. (a)	1,214,760
9,600	Crescent Energy Co. – Class A	114,528
5,835	Crocs, Inc. * (a)	852,902
7,592	Cummins, Inc. (b)	2,375,157
104,326	CVS Health Corp. (b)	5,971,620
158,230	Darling Ingredients, Inc. *	6,602,938
800	Deere & Co. (a)	308,592
46,950	Delta Air Lines, Inc. (a) (b)	1,994,905
130,995	Diamond Offshore Drilling, Inc. *	1,878,468
45,523	Discover Financial Services	6,314,495
15,143	DR Horton, Inc. (b)	2,858,393
109,985	eBay, Inc. (a)	6,500,113
5,216	Elevance Health, Inc. (b)	2,904,738
153,026	Endeavor Group Holdings, Inc. – Class A (b)	4,205,154
12,167	Enphase Energy, Inc. * (a)	1,472,694
33,662	EOG Resources, Inc. (a)	4,336,339
18,631	EPAM Systems, Inc. * (b)	3,740,360
24,376	Etsy, Inc. * (a)	1,342,874
3,811	Everest Group Ltd.	1,494,827
176,816	Everi Holdings, Inc. * (b)	2,307,449
4,549	Exelixis, Inc. *	118,410
30,589	Expedia Group, Inc. * (b)	4,254,624
56,300	Exxon Mobil Corp. (a)	6,640,022
10,606	F5, Inc. * (a)	2,154,609
5,099	Federated Hermes, Inc.	174,896
52,916	Fidelity National Financial, Inc.	3,119,927
7,971	First Horizon Corp.	132,239
4,300	First Solar, Inc. * (a)	977,691
3,750	Foot Locker, Inc.	116,775
531,765	Ford Motor Co. (a) (b)	5,950,450
30,421	Fox Corp. – Class A (a) (b)	1,258,517
119,309	Fox Corp. – Class B (b)	4,585,045
176,620	Franklin Resources, Inc. (a)	3,574,789
23,800	Freeport-McMoRan, Inc.	1,053,864

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
201,500	GCI Liberty, Inc. * (a) (d)	—
56,504	GE HealthCare Technologies, Inc. (a)	4,792,669
9,264	General Electric Co. (b)	1,617,680
18,040	General Mills, Inc. (a) (b)	1,304,112
114,719	General Motors Co. (b)	5,710,712
11,538	Gilead Sciences, Inc. (a)	911,502
9,643	Goldman Sachs Group, Inc. (a) (b)	4,920,341
234,136	GrafTech International Ltd. * (a)	160,570
184	Graham Holdings Co. – Class B (a) (b)	146,315
129,283	Green Plains, Inc. * (a)	1,831,940
1,201	Group 1 Automotive, Inc. (a)	452,489
3,100	Gulfport Energy Corp. * (a)	449,686
15,268	H&R Block, Inc. (a)	966,617
13,797	Hartford Financial Services Group, Inc. (b)	1,601,832
162,108	HashiCorp, Inc. – Class A * (b)	5,501,946
77,565	Hess Corp.	10,708,624
292,398	Hewlett Packard Enterprise Co. (a)	5,663,749
13,202	Hilton Worldwide Holdings, Inc. (b)	2,899,687
1,800	HNI Corp. (a) (b)	96,930
178,904	HP, Inc. (a)	6,472,747
1,698	Humana, Inc. (b)	601,890
74,533	Incyte Corp. * (a)	4,893,837
3,201	Ingredion, Inc. (a)	429,926
221,968	Intel Corp. (a)	4,892,175
28,607	Intercontinental Exchange, Inc. (b)	4,621,461
43,396	International Business Machines Corp. (a)	8,771,633
3,247	International Paper Co.	157,220
16,420	Invesco Ltd.	280,618
3,715	Jackson Financial, Inc. – Class A (a)	334,239
11,874	Janus Henderson Group PLC	446,581
38,560	Johnson & Johnson (a) (b)	6,395,562
34,909	JPMorgan Chase & Co. (a) (b)	7,847,543
5,735	KB Home (a)	480,077
57,104	Kellanova (b)	4,603,153
189,616	Kinder Morgan, Inc. (a)	4,090,017
5,757	Kohl’s Corp. (a)	111,628
1,034,951	Kosmos Energy Ltd. * (a)	5,040,211
153,501	Kraft Heinz Co. (a) (b)	5,438,540
30,168	Kroger Co. (a) (b)	1,605,239
3,308	Lam Research Corp. (a) (b)	2,715,901
57,277	Las Vegas Sands Corp. (a) (b)	2,233,230
2,129	La-Z-Boy, Inc.	86,374
8,032	Lear Corp.	936,933
15,418	Lennar Corp. – Class A (b)	2,807,001
137,862	Liberty Broadband Corp. – Class C *	8,599,832
18,100	Liberty Energy, Inc. (a)	372,679
9,753	LKQ Corp. (a)	405,627
12,202	LyondellBasell Industries NV – Class A (a)	1,204,337
8,642	M&T Bank Corp. (a)	1,487,375
8,358	Macy’s, Inc.	130,134
2,811	ManpowerGroup, Inc. (b)	207,789
199,847	Marathon Oil Corp.	5,725,617
1,887	Markel Group, Inc. *	3,020,483
116,404	Match Group, Inc. * (a)	4,331,393

Shares	Description	Value ($)

	United States — continued
511	Matson, Inc.	70,671
45,638	McGrath RentCorp	4,935,750
20,680	Medtronic PLC (b)	1,831,834
42,394	Merck & Co., Inc. (b)	5,021,569
28,367	Meta Platforms, Inc. – Class A (b)	14,788,001
36,267	MGIC Investment Corp. (a)	922,270
28,286	Micron Technology, Inc.	2,722,245
23,538	Molson Coors Beverage Co. – Class B (a)	1,270,346
9,842	Morgan Stanley (b)	1,019,730
134,633	Mosaic Co.	3,846,465
5,003	Mueller Industries, Inc. (a)	363,768
8,400	NEXTracker, Inc. – Class A * (a)	341,628
3,800	Northern Oil & Gas, Inc. (a)	151,164
31,819	Nucor Corp. (a)	4,833,624
45,057	ON Semiconductor Corp. * (a)	3,508,589
6,137	OneMain Holdings, Inc. (a)	303,229
5,794	Oshkosh Corp.	625,231
20,064	Otis Worldwide Corp. (a)	1,899,860
75,423	Ovintiv, Inc.	3,230,367
2,054	Owens Corning (a)	346,571
42,780	PACCAR, Inc. (a)	4,114,580
316,230	Paramount Global – Class B (a)	3,310,928
89,148	PayPal Holdings, Inc. * (a) (b)	6,456,990
755,227	Pershing Square Tontine Holdings Ltd. * (e)	1
273,838	Pfizer, Inc.	7,944,040
6,726	Polaris, Inc. (a)	569,356
4,600	PotlatchDeltic Corp. – (REIT)	199,916
5,459	Premier, Inc. – Class A (a)	111,200
8,238	Procter & Gamble Co. (a)	1,413,147
24,200	ProPetro Holding Corp. *	192,148
24,223	PulteGroup, Inc. (a)	3,188,958
4,746	PVH Corp. (a)	468,383
2,154	QUALCOMM, Inc. (b)	377,596
24,194	Radian Group, Inc.	874,613
6,079	Regeneron Pharmaceuticals, Inc. *	7,201,730
10,765	Regions Financial Corp. (a)	252,116
2,348	Robert Half, Inc. (b)	147,149
2,896	Sealed Air Corp.	101,215
6,146	Signet Jewelers Ltd. (a)	516,879
55,305	Silk Road Medical, Inc. *	1,499,319
3,754	Skechers U.S.A., Inc. – Class A *	257,074
50,113	Skyworks Solutions, Inc. (a)	5,491,884
14,768	SLM Corp.	325,782
7,400	SM Energy Co.	337,662
68,279	SolarEdge Technologies, Inc. * (a)	1,661,228
76,157	Solventum Corp. *	4,882,425
579	SS&C Technologies Holdings, Inc. (b)	43,477
15,933	State Street Corp. (a) (b)	1,387,764
39,877	Steel Dynamics, Inc. (a)	4,765,700
184,548	Sunrun, Inc. * (a)	3,786,925
120,643	Synchrony Financial	6,063,517
10,292	T. Rowe Price Group, Inc. (a)	1,091,364
12,236	Tapestry, Inc.	501,309
3,111	Target Corp. (b)	477,912

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,635	Terex Corp. (a)	92,819
13,695	Texas Instruments, Inc. (a) (b)	2,935,386
2,294	Textron, Inc.	209,213
1,328	Toll Brothers, Inc. (a)	191,325
5,869	TRU TAJ Liquidation Unit Trust / TRU TAJ Finance, Inc. * (e)	59
160,204	TRU Taj LLC / TRU Taj Finance, Inc. * (e)	253,656
43,527	Tyson Foods, Inc. – Class A	2,799,221
71,638	U.S. Bancorp (a)	3,383,463
213,753	U.S. Steel Corp. (a) (g)	8,103,376
3,817	UFP Industries, Inc.	464,414
9,363	United Parcel Service, Inc. – Class B (a) (b)	1,203,614
1,520	United Therapeutics Corp. * (a)	552,596
1,685	UnitedHealth Group, Inc. (a)	994,487
13,438	Unum Group (a)	745,675
6,652	Valero Energy Corp. (a)	976,048
1,300	Valmont Industries, Inc. (a)	371,488
2,600	Veralto Corp. (a) (b)	292,318
197,480	Verizon Communications, Inc. (b)	8,250,714
20,512	VF Corp. (a)	373,524
444,963	Viatris, Inc. (a)	5,375,153
3,100	Viper Energy, Inc.	147,560
367,793	Walgreens Boots Alliance, Inc. (a)	3,402,085
64,427	Wells Fargo & Co. (b)	3,767,047
48,024	Western Union Co. (a)	585,893
2,141	Westmoreland Mining Holdings * (d)	2,676
6,778	Whirlpool Corp. (a)	679,766
78,882	Zoom Video Communications, Inc. – Class A * (a) (b)	5,449,170

	Total United States	607,904,038

	Vietnam — 0.1%
4,900	Dong Phu Rubber JSC	8,314
188,199	Duc Giang Chemicals JSC	861,101
110,900	PetroVietNam Ca Mau Fertilizer JSC	166,956
7,800	PetroVietnam Gas JSC	26,171
27,200	PetroVietnam Technical Services Corp.	44,678
26,200	Sai Gon-Ha Noi Securities JSC *	17,225
525,200	SSI Securities Corp. *	711,443
129,200	Vietnam Dairy Products JSC	383,935
143,203	Vietnam Joint Stock Commercial Bank for Industry & Trade *	202,158
57,190	VIX Securities JSC *	27,932
1,181,575	VNDirect Securities Corp. *	736,923

	Total Vietnam	3,186,836

	TOTAL COMMON STOCKS (COST $2,220,669,000)	2,088,791,571

	PREFERRED STOCKS (h) — 1.6%

	Brazil — 0.8%
1,563,785	Bradespar SA	5,402,265
6,600	Cia de Ferro Ligas da Bahia FERBASA	9,544

Shares	Description	Value ($)

	Brazil — continued
1,974,750	Cia Energetica de Minas Gerais	4,074,973
502,559	Gerdau SA Sponsored ADR	1,638,342
415,595	Itausa SA	808,190
18,900	Marcopolo SA	24,648
873,900	Petroleo Brasileiro SA	6,104,640
122,470	Petroleo Brasileiro SA ADR	1,707,232
24,900	Randon SA Implementos e Participacoes	48,643
12,420	Unipar Carbocloro SA – Class B	104,191

	Total Brazil	19,922,668

	Chile — 0.1%
2,051	Embotelladora Andina SA – Class B	6,512
56,300	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	2,184,440

	Total Chile	2,190,952

	Colombia — 0.1%
4,913	Bancolombia SA	40,869
36,110	Bancolombia SA Sponsored ADR	1,194,880

	Total Colombia	1,235,749

	Germany — 0.4%
24,725	Bayerische Motoren Werke AG	2,139,893
79,375	Porsche Automobil Holding SE	3,571,771
1,257	Villeroy & Boch AG	23,211
38,848	Volkswagen AG (b)	4,134,583

	Total Germany	9,869,458

	Russia — 0.0%
15,222	Bashneft PJSC (e)	—
79,750	Nizhnekamskneftekhim PJSC (e)	—
49,530	Sberbank of Russia PJSC (e) (f)	—
20,862,000	Surgutneftegas PJSC (e)	—
12,313	Tatneft PJSC (e)	—
33,700	Transneft PJSC (e)	—

	Total Russia	—

	South Korea — 0.2%
3,460	Hyundai Motor Co. GDR	234,945
3,452	LG Electronics, Inc.	124,998
87,090	Samsung Electronics Co. Ltd.	3,913,067
114	Samsung Electronics Co. Ltd. GDR (b)	129,837

	Total South Korea	4,402,847

	United States — 0.0%
1,288,200	NII Holdings, Inc. * (d)	450,870

	TOTAL PREFERRED STOCKS (COST $58,147,807)	38,072,544

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	222,285	Clementia Pharmaceuticals, Inc. * (d)	222

		United States — 0.0%
	408,963	Bristol-Myers Squibb Co. * (d)	899,719
	50,914	Contra Abiomed, Inc. * (d)	89,099
	188,806	Pershing Square Holdings Ltd. * (d)	56,642

		Total United States	1,045,460

		TOTAL RIGHTS/WARRANTS (COST $1,235,833)	1,045,682

		INVESTMENT FUNDS — 0.3%

		United States — 0.3%
	4,418,828	Altaba, Inc.* (d)	6,363,112

		TOTAL INVESTMENT FUNDS (COST $405,112)	6,363,112

		DEBT OBLIGATIONS — 31.9%

		Netherlands — 0.0%

		Corporate Debt — 0.0%
EUR	623,619	HEMA Bondco I B.V., Variable Rate, 10.00%, due 04/19/26 (e) (i)	69

		United States — 31.9%

		U.S. Government — 30.3%
	60,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.21%, due 04/30/25	59,988,742
	59,020,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 5.29%, due 01/31/26 (b) (j)	59,024,488
	231,660,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (b) (j)	231,317,467
	173,736,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26 (b) (j)	173,520,309
	107,725,124	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	107,354,583
	106,331,688	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (b)	107,394,959

		Total U.S. Government	738,600,548

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government Agency — 1.6%
40,500,000	Federal Home Loan Banks, Variable Rate, 1 day USD SOFR + 0.10%, 5.43%, due 09/04/24	40,500,005

	Total United States	779,100,553

	TOTAL DEBT OBLIGATIONS (COST $777,735,742)	779,100,622

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%
131,482	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (k)	657,410

	TOTAL MUTUAL FUNDS (COST $657,691)	657,410

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.5%
1,339,911	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund – Class D Shares, 5.19% (j)	1,339,911
10,912,787	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (l)	10,912,787

	Total Money Market Funds	12,252,698

	Repurchase Agreements — 1.2%
30,000,630	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/30/24, maturing on 09/03/24 with a maturity value of $30,018,330 and an effective yield of 5.31%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $30,381,439.	30,000,630

	TOTAL SHORT-TERM INVESTMENTS (COST $42,253,328)	42,253,328

	TOTAL INVESTMENTS — 121.1%
	(Cost $3,101,104,513)	2,956,284,269

	SECURITIES SOLD SHORT — (22.5)%

	Common Stocks — (22.3)%

	Australia — (0.9)%
(51,614)	ASX Ltd.	(2,136,863)
(76,127)	CAR Group Ltd.	(1,953,792)
(12,848)	Cochlear Ltd.	(2,608,446)
(450,045)	Lottery Corp. Ltd.	(1,515,645)
(9,896)	Mineral Resources Ltd.	(267,108)
(31,909)	Pro Medicus Ltd.	(3,265,227)
(8,017)	Ramsay Health Care Ltd.	(225,052)
(7,713)	REA Group Ltd.	(1,142,454)

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
(50,073)	WiseTech Global Ltd.	(4,034,839)
(47,205)	Xero Ltd. *	(4,578,339)

	Total Australia	(21,727,765)

	Austria — (0.0)%
(15,508)	Verbund AG	(1,318,214)

	Belgium — (0.0)%
(84)	Lotus Bakeries NV	(1,056,726)

	Canada — (1.5)%
(27,987)	Agnico Eagle Mines Ltd.	(2,280,101)
(179,100)	AltaGas Ltd.	(4,587,639)
(96,774)	Cameco Corp.	(3,952,250)
(3,149)	Descartes Systems Group, Inc. *	(317,703)
(127,286)	Enbridge, Inc.	(5,114,351)
(33,095)	Franco-Nevada Corp.	(4,042,554)
(107,338)	GFL Environmental, Inc.	(4,648,809)
(155,122)	Pan American Silver Corp.	(3,135,016)
(118,793)	Pembina Pipeline Corp.	(4,784,982)
(54,627)	Restaurant Brands International, Inc.	(3,795,484)

	Total Canada	(36,658,889)

	Denmark — (0.2)%
(30,224)	Coloplast AS – Class B	(4,115,177)
(5,369)	Novo Nordisk AS – Class B	(745,809)

	Total Denmark	(4,860,986)

	France — (0.6)%
(50,124)	Accor SA	(2,113,469)
(19,797)	Aeroports de Paris SA	(2,592,245)
(234,159)	Getlink SE	(4,222,942)
(1,886)	Hermes International SCA	(4,514,065)
(2,379)	Sartorius Stedim Biotech	(483,357)
(3,364)	Sodexo SA	(299,082)

	Total France	(14,225,160)

	Germany — (1.0)%
(19,133)	adidas AG	(4,908,826)
(128,172)	Delivery Hero SE *	(4,045,562)
(15,011)	MTU Aero Engines AG	(4,494,372)
(2,520)	Rational AG	(2,543,675)
(90,191)	Siemens Energy AG *	(2,604,816)
(26,404)	Symrise AG	(3,484,227)
(21,301)	Talanx AG	(1,835,236)
(1,454)	Zalando SE *	(37,698)

	Total Germany	(23,954,412)

	Israel — (0.4)%
(15,622)	CyberArk Software Ltd. *	(4,479,452)
(13,617)	Monday.com Ltd. *	(3,620,624)

Shares	Description	Value ($)

	Israel — continued
(7,540)	Wix.com Ltd. *	(1,256,315)

	Total Israel	(9,356,391)

	Italy — (0.7)%
(102,675)	Amplifon SpA	(3,320,210)
(10,667)	Ferrari NV	(5,300,506)
(264,423)	FinecoBank Banca Fineco SpA	(4,536,570)
(280,042)	Infrastrutture Wireless Italiane SpA	(3,354,412)

	Total Italy	(16,511,698)

	Japan — (1.9)%
(2,800)	Advantest Corp.	(128,911)
(191,700)	Aeon Co. Ltd.	(4,802,095)
(10,400)	ANA Holdings, Inc.	(210,225)
(56,000)	Asics Corp.	(1,111,138)
(13,900)	Disco Corp.	(4,029,810)
(156,300)	Japan Exchange Group, Inc.	(3,626,954)
(81,200)	Kintetsu Group Holdings Co. Ltd.	(1,893,276)
(70,100)	Kobe Bussan Co. Ltd.	(2,023,321)
(23,000)	Lasertec Corp.	(4,485,396)
(166,400)	MonotaRO Co. Ltd.	(2,631,980)
(144,900)	Oriental Land Co. Ltd.	(3,962,660)
(733,900)	Rakuten Group, Inc. *	(5,216,232)
(124,700)	Shiseido Co. Ltd.	(2,778,989)
(339,900)	SoftBank Corp.	(4,755,756)
(113,900)	Tokyu Corp.	(1,393,285)
(28,500)	West Japan Railway Co.	(543,490)
(35,700)	Zensho Holdings Co. Ltd.	(1,864,210)

	Total Japan	(45,457,728)

	Netherlands — (0.7)%
(3,281)	Adyen NV *	(4,842,111)
(30,945)	BE Semiconductor Industries NV	(4,080,861)
(12,337)	InPost SA *	(227,939)
(88,682)	OCI NV	(2,814,358)
(159,333)	Universal Music Group NV	(4,168,715)

	Total Netherlands	(16,133,984)

	Norway — (0.0)%
(5,517)	Kongsberg Gruppen ASA	(583,027)

	Peru — (0.1)%
(36,851)	Southern Copper Corp.	(3,748,506)

	Singapore — (0.2)%
(244,300)	CapitaLand Investment Ltd.	(507,490)
(1,115,905)	Grab Holdings Ltd. – Class A *	(3,593,214)
(74,400)	Keppel Ltd.	(351,772)

	Total Singapore	(4,452,476)

	Spain — (0.4)%
(120,546)	Cellnex Telecom SA *	(4,654,890)

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
(109,676)	Ferrovial SE	(4,585,928)

	Total Spain	(9,240,818)

	Sweden — (0.2)%
(121,235)	Beijer Ref AB	(2,091,756)
(125,237)	EQT AB	(4,198,287)
(964)	H & M Hennes & Mauritz AB – Class B	(15,247)

	Total Sweden	(6,305,290)

	Switzerland — (0.2)%
(53,245)	Avolta AG	(2,069,000)
(5,855)	Bachem Holding AG	(561,601)
(53,297)	SIG Group AG	(1,125,719)
(3,003)	VAT Group AG	(1,557,967)

	Total Switzerland	(5,314,287)

	United Kingdom — (1.5)%
(19,491)	Admiral Group PLC	(748,585)
(312,862)	Auto Trader Group PLC	(3,514,039)
(12,903)	Entain PLC	(109,920)
(19,182)	Flutter Entertainment PLC *	(4,097,491)
(398,581)	Informa PLC	(4,388,291)
(39,400)	InterContinental Hotels Group PLC	(3,943,317)
(38,319)	London Stock Exchange Group PLC	(5,172,392)
(421)	M&G PLC	(1,190)
(69,062)	Melrose Industries PLC	(438,698)
(292,767)	Phoenix Group Holdings PLC	(2,181,705)
(733,737)	Rolls-Royce Holdings PLC *	(4,810,666)
(99,311)	Severn Trent PLC	(3,362,383)
(353,195)	Wise PLC – Class A *	(3,281,396)

	Total United Kingdom	(36,050,073)

	United States — (11.8)%
(988)	AbbVie, Inc.	(193,954)
(218,612)	AES Corp.	(3,744,824)
(1)	Alcoa Corp.	(32)
(17,242)	Alnylam Pharmaceuticals, Inc. *	(4,529,301)
(8,034)	Amgen, Inc.	(2,681,990)
(1,420)	Analog Devices, Inc.	(333,473)
(16,879)	Arthur J Gallagher & Co.	(4,938,289)
(12,188)	Axon Enterprise, Inc. *	(4,448,254)
(24,105)	Boeing Co. *	(4,188,003)
(28,061)	Broadcom, Inc.	(4,568,892)
(16,707)	Burlington Stores, Inc. *	(4,481,486)
(97,831)	Caesars Entertainment, Inc. *	(3,682,359)
(84,025)	Celsius Holdings, Inc. *	(3,195,471)
(27,751)	Charter Communications, Inc. – Class A *	(9,644,583)
(79,515)	Chevron Corp.	(11,761,809)
(74,700)	Chipotle Mexican Grill, Inc. *	(4,189,176)
(317)	Cintas Corp.	(255,223)
(52,740)	Cloudflare, Inc. – Class A *	(4,332,064)
(47,036)	ConocoPhillips (b)	(5,352,226)
(65,722)	Dayforce, Inc. *	(3,757,327)

Shares	Description	Value ($)

	United States — continued
(27,319)	Dexcom, Inc. *	(1,894,299)
(6,205)	Dominion Energy, Inc.	(346,859)
(113,100)	DraftKings, Inc. – Class A *	(3,901,950)
(117,306)	EQT Corp.	(3,930,924)
(82,568)	Equitable Holdings, Inc.	(3,510,791)
(5,402)	Erie Indemnity Co. – Class A	(2,745,458)
(69,268)	Exact Sciences Corp. *	(4,273,143)
(2,702)	Fair Isaac Corp. *	(4,675,190)
(12,225)	Fastenal Co.	(834,723)
(59,827)	Fidelity National Information Services, Inc.	(4,932,736)
(4,796)	Gartner, Inc. *	(2,359,440)
(8,098)	HubSpot, Inc. *	(4,041,469)
(25,106)	Hyatt Hotels Corp. – Class A	(3,814,104)
(22,134)	Insulet Corp. *	(4,488,111)
(51,163)	International Paper Co.	(2,477,312)
(57,810)	Liberty Media Corp.-Liberty Formula One – Class C *	(4,512,070)
(10,236)	Linde PLC	(4,895,367)
(42,074)	Live Nation Entertainment, Inc. *	(4,109,368)
(10,960)	Manhattan Associates, Inc. *	(2,898,153)
(7,658)	Mastercard, Inc. – Class A	(3,701,418)
(1,226)	MercadoLibre, Inc. *	(2,527,595)
(28,460)	MicroStrategy, Inc. – Class A *	(3,768,673)
(16,032)	MongoDB, Inc. *	(4,661,945)
(7,214)	Moody’s Corp.	(3,518,556)
(243)	Motorola Solutions, Inc.	(107,416)
(8,351)	MSCI, Inc.	(4,848,507)
(96,783)	Newmont Corp.	(5,167,244)
(30,340)	Noble Corp. PLC	(1,157,471)
(42,438)	Okta, Inc. *	(3,341,144)
(54,338)	ONEOK, Inc.	(5,018,658)
(152,687)	Palantir Technologies, Inc. – Class A *	(4,806,587)
(13,206)	Palo Alto Networks, Inc. *	(4,790,080)
(31,020)	Paychex, Inc.	(4,069,824)
(21,848)	PTC, Inc. *	(3,912,758)
(26,780)	Repligen Corp. *	(4,041,905)
(252,097)	Rivian Automotive, Inc. – Class A *	(3,562,131)
(110,952)	ROBLOX Corp. – Class A *	(4,880,778)
(36,827)	Roku, Inc. *	(2,495,766)
(86,156)	Rollins, Inc.	(4,323,308)
(91,340)	Samsara, Inc. – Class A *	(3,751,334)
(98,393)	Schlumberger NV	(4,328,308)
(2,959)	Seagate Technology Holdings PLC	(294,568)
(1,726)	ServiceNow, Inc. *	(1,475,730)
(32,551)	Snowflake, Inc. – Class A *	(3,718,301)
(7,922)	Synopsys, Inc. *	(4,116,113)
(26,321)	Take-Two Interactive Software, Inc. *	(4,256,369)
(19,434)	Tesla, Inc. *	(4,161,014)
(786)	Texas Pacific Land Corp.	(682,948)
(164,868)	Toast, Inc. – Class A *	(4,098,618)
(41,968)	Trade Desk, Inc. – Class A *	(4,386,915)
(3,672)	TransDigm Group, Inc.	(5,042,427)
(203)	Tyler Technologies, Inc. *	(119,338)
(59,807)	Uber Technologies, Inc. *	(4,373,686)

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(40,215)	Unity Software, Inc. *	(658,320)
(52,568)	Vistra Corp.	(4,490,884)
(9,089)	Watsco, Inc.	(4,321,092)
(110,302)	Williams Cos., Inc.	(5,048,523)
(22,457)	WillScot Holdings Corp. *	(865,493)
(78,173)	Zillow Group, Inc. – Class C *	(4,322,967)
(21,860)	Zscaler, Inc. *	(4,371,563)

	Total United States	(288,506,478)

	TOTAL COMMON STOCKS (PROCEEDS $430,776,297)	(545,462,908)

	PREFERRED STOCKS (h) — (0.2)%

	Germany — (0.2)%
(13,408)	Sartorius AG	(3,704,603)

	TOTAL PREFERRED STOCKS (PROCEEDS $4,453,335)	(3,704,603)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $435,229,632)	(549,167,511)

	Other Assets and Liabilities (net) — 1.4%	33,726,784

	TOTAL NET ASSETS — 100.0%	$2,440,843,542

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2024

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—
Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—
Mechel PJSC	11/12/21	133,558	0.0%	—
Moscow Exchange MICEX-Rates PJSC	07/22/20	3,091,486	0.0%	—
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—
Polyus PJSC	06/27/20	5,699,094	0.0%	—
Polyus PJSC GDR (Registered)	07/27/20	0	0.0%	—
Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—
Severstal PAO	02/02/21	126,124	0.0%	—
Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—
VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

A summary of outstanding financial instruments at August 31, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2024	JPM	JPY	1,760,559,304	USD	12,095,390	6,846	09/09/2024	JPM	CAD	3,473,511	USD	2,539,644	(38,337)
09/30/2024	UBSA	JPY	384,990,367	USD	2,669,779	26,316	09/30/2024	BOA	CHF	21,924,425	USD	24,991,423	(879,547)
10/28/2024	BCLY	NOK	9,667,706	USD	917,994	5,472	09/30/2024	BCLY	CHF	447,514	USD	520,030	(8,040)
09/30/2024	BCLY	USD	4,931,294	AUD	7,525,085	165,390	09/30/2024	JPM	CHF	21,924,425	USD	24,994,243	(876,727)
09/27/2024	CITI	USD	4,913,197	AUD	7,528,562	185,478	09/30/2024	BCLY	EUR	6,175,346	USD	6,729,186	(105,172)
09/30/2024	JPM	USD	5,167,463	AUD	7,777,797	100,381	09/30/2024	BCLY	JPY	2,530,249,508	USD	17,261,843	(111,631)
09/30/2024	SSB	USD	822,195	AUD	1,218,022	2,762	11/13/2024	CITI	JPY	842,854,080	USD	5,808,786	(14,579)
10/02/2024	BCLY	USD	8,419,541	BRL	47,901,714	51,986	09/30/2024	MSCI	JPY	335,291,723	USD	2,213,574	(88,642)
10/02/2024	MSCI	USD	8,428,355	BRL	47,901,714	43,172	09/30/2024	MSCI	NZD	15,751,179	USD	9,290,155	(557,505)
09/09/2024	JPM	USD	2,502,407	CAD	3,429,085	42,603	09/16/2024	MSCI	SEK	125,974,632	USD	11,980,572	(295,792)
09/09/2024	UBSA	USD	27,907,534	CAD	37,993,178	290,375	09/30/2024	BCLY	USD	1,868,566	AUD	2,752,193	(4,526)
09/30/2024	BCLY	USD	3,602,004	CHF	3,085,885	39,361	09/30/2024	BCLY	USD	4,277,531	EUR	3,827,724	(41,326)
09/30/2024	BCLY	USD	11,154,745	EUR	10,197,598	131,107	09/30/2024	BCLY	USD	1,191,690	GBP	902,514	(6,127)
09/30/2024	MSCI	USD	9,597,287	EUR	8,813,826	157,121	09/30/2024	JPM	USD	6,344,335	JPY	920,360,179	(24,858)
09/30/2024	BCLY	USD	1,880,823	GBP	1,473,593	54,924	10/02/2024	BCLY	USD	8,862,315	MXN	166,637,596	(437,939)
09/30/2024	SSB	USD	8,101,970	GBP	6,284,815	153,914	10/02/2024	MSCI	USD	8,841,494	MXN	166,637,596	(417,118)
09/16/2024	BCLY	USD	2,073,769	SEK	22,145,147	84,300	10/28/2024	BCLY	USD	57,180,378	NOK	600,438,280	(505,798)
09/16/2024	JPM	USD	2,249,967	SEK	23,595,620	49,452	09/16/2024	JPM	USD	748,680	SEK	7,641,201	(4,036)
09/27/2024	SSB	AUD	7,528,562	USD	5,014,412	(84,263)	09/30/2024	MSCI	ZAR	10,393,903	USD	566,642	(15,097)

09/30/2024	SSB	AUD	38,463,098	USD	25,197,795	(852,975)							$(3,892,659)

09/09/2024	BCLY	CAD	14,609,714	USD	10,729,505	(113,584)

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
26	Australia Government Bond 10 Yr.	September 2024	2,051,513	31,752
191	CAC40 10 Euro	September 2024	16,163,944	696,601
8	Canadian Government Bond 10 Yr.	December 2024	730,516	(4,843)
45	CBOE Volatility Index(j)	September 2024	693,495	(186,615)
235	Cotton(j)	December 2024	8,223,825	(243,262)
25	DAX Index	September 2024	13,120,084	402,440
112	FTSE MIB Index	September 2024	21,413,019	526,135
41	FTSE Taiwan Index	September 2024	3,068,404	20,377
42	Hang Seng Index	September 2024	4,803,272	4,000
912	Iron Ore(j)	October 2024	9,213,936	289,467
3	KOSPI 200 Index	September 2024	204,055	(1,631)
220	Lean Hogs(j)	October 2024	7,235,800	467,232
118	NY Harbor ULSD Futures(j)	September 2024	11,291,255	(545,968)
60	NYMEX Platinum Futures(j)	October 2024	2,796,600	(155,994)
150	RBOB Gasoline(j)	September 2024	13,187,160	(711,722)
24	S&P 500 E-Mini	September 2024	6,793,200	94,421
428	Soybean(j)	November 2024	21,400,000	(981,554)
455	Sugar(j)	September 2024	9,876,048	199,977
227	TOPIX Index	September 2024	42,495,872	1,470,057
751	U.S. Treasury Note 10 Yr. (CBT)	December 2024	85,285,438	(381,605)
1,036	U.S. Treasury Note 5 Yr. (CBT)	December 2024	113,336,782	(461,060)
168	UK Gilt Long Bond	December 2024	21,776,605	(32,713)

			$415,160,823	$ 495,492

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
129	Cocoa(j)	December 2024	9,895,590	(805,658)
80	Cocoa(j)	March 2025	5,159,200	(172,404)
139	Coffee(j)	December 2024	12,721,106	(455,970)
170	Copper(j)	December 2024	17,898,875	(624,137)
346	Corn(j)	December 2024	6,937,300	(182,587)
199	E-mini Russell 2000 Index	September 2024	22,119,845	(180,071)
65	Euro Bund	September 2024	9,621,566	(248,738)
128	FTSE 100 Index	September 2024	14,165,835	(326,069)
82	Gold (j)	December 2024	20,726,320	(639,327)
175	IFSC NIFTY 50 Index	September 2024	8,892,702	(90,191)
18	Live Cattle Futures(j)	October 2024	1,285,920	(20,071)
122	MSCI Singapore	September 2024	3,006,631	(15,195)
174	Natural Gas(j)	September 2024	3,700,980	206,477
7	OMX Stockholm 30 Index	September 2024	177,490	(7,197)
88	S&P/TSX 60	September 2024	18,308,493	(614,504)
140	Silver(j)	December 2024	20,400,100	(823,688)
149	Soybean Meal(j)	December 2024	4,663,700	118,567
166	Soybean Oil(j)	December 2024	4,184,196	(185,579)
221	SPI 200 Futures	September 2024	30,026,938	(629,094)
48	Swiss Market New Index Futures	September 2024	7,056,070	(271,350)
260	Wheat(j)	December 2024	7,169,500	1,396,133
119	WTI Crude(j)	September 2024	8,752,450	218,921

			$236,870,807	$(4,351,732)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls
U.S. Steel Corp.(g)	40.00	01/17/25	(1,168)	USD (4,427,888)	(607,360)

		TOTAL WRITTEN OPTIONS (Premiums $551,857)			$(607,360)

Swap Contracts

Centrally Cleared Credit Default Swaps

Maximum
Potential
Amount of
Future
Payments by
			Implied	the Fund		Periodic	Premiums		Net Unrealized
	Notional	Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	Amount	Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

Buy Protection^:
CDX.EM.S41	USD 52,100,000	1.00%	1.62%	N/A	06/20/2029	Quarterly	1,588,574	1,371,272	(217,302)

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

				Maximum
				Potential
				Amount of
				Future
				Payments by
			Implied	the Fund		Periodic	Premiums		Net Unrealized
	Notional	Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	Amount	Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

CDX.NA.HY.S42	USD 25,730,000	5.00%	3.24%	N/A	06/20/2029	Quarterly	(1,702,733)	(1,835,681)	(132,948)

							$(114,159)	$(464,409)	$(350,250)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

1 Month Federal Funds Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD 7,261,223	04/30/2025	Monthly	—	—	—
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	GS	USD 4,394,816	04/30/2025	Monthly	—	—	—
1 Month Federal Funds Rate plus 0.17%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD 6,636,682	05/22/2025	Monthly	—	131,427	131,427
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.24%	UBSA	USD 9,519,312	05/22/2025	Monthly	—	(123,951)	(123,951)
1 Month Federal Funds Rate plus 0.34%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD 7,038,268	08/08/2025	Monthly	—	521,184	521,184
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.33%	UBSA	USD 5,842,949	08/08/2025	Monthly	—	(455,587)	(455,587)
1 Month Federal Funds Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD 2,779,544	12/16/2024	Monthly	—	99,012	99,012

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.17%	JPM	USD 4,243,554	12/16/2024	Monthly	—	(135,529)	(135,529)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	GS	USD 15,639,151	06/29/2026	Monthly	—	62,547	62,547
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 29,300,510	05/27/2025	Monthly	—	(390,729)	(390,729)

						$—	$(291,626)	$(291,626)

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2024 (Unaudited)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	The security is restricted as to resale.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(l)	The rate disclosed is the 7 day net yield as of August 31, 2024.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(n)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

Shares	Description	%of Equity Basket	Value ($)

(1,589,000)	Airports Of Thailand PC NVDR	9.4%	(2,801,921)
(8,800)	China International Capital Corp.	0.0%	(9,411)
(1,212,000)	Genscript Biotech Corp.	6.2%	(1,828,215)
(2,734,500)	Gulf Energy Development PCL NVDR	13.8%	(4,090,696)
(4,375)	Hanmi Pharm Co. Ltd.	3.5%	(1,034,395)
(566,500)	Innovent Biologics, Inc.	10.3%	(3,070,655)
(2,023,000)	Kingdee International Software Group Co. Ltd.	5.3%	(1,583,990)
(84,399)	Korea Aerospace Industries Ltd.	11.6%	(3,434,393)
403,642	Nokia OYJ	(6.0%)	1,779,375
(579,600)	Nongfu Spring Co. Ltd.	7.1%	(2,093,569)
(90,300)	Rede D’Or Sao Luiz SA	1.7%	(511,587)
(6,434)	Samsung Biologics Co. Ltd.	15.9%	(4,718,179)
(473,417)	Samsung Heavy Industries Co. Ltd.	12.6%	(3,732,094)
(796,000)	Shandong Gold Mining Co. Ltd. - Class H	5.2%	(1,530,941)
(9,585)	Yuhan Corp.	3.4%	(1,013,025)

	TOTAL COMMON STOCKS		$(29,673,696)

65	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
8,102,034	GMO International Equity Fund, Class IV	210,004,724
4,342,818	GMO International Opportunistic Value Fund, Class IV	68,963,947
990,637	GMO-Usonian Japan Value Creation Fund, Class VI	21,199,641

	TOTAL MUTUAL FUNDS (COST $262,700,468)	300,168,312

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
252,728	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	252,728

	TOTAL SHORT-TERM INVESTMENTS (COST $252,728)	252,728

	TOTAL INVESTMENTS — 100.0% (Cost $262,953,196)	300,421,040
	Other Assets and Liabilities (net) — (0.0%)	(19,934)

	TOTAL NET ASSETS — 100.0%	$300,401,106

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	66

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
3,506,917	GMO Emerging Markets Fund, Class VI	86,550,704
5,723,779	GMO International Equity Fund, Class IV	148,360,346
3,615,878	GMO International Opportunistic Value Fund, Class IV	57,420,145
1,064,502	GMO-Usonian Japan Value Creation Fund, Class VI	22,780,356

	TOTAL MUTUAL FUNDS (COST $312,746,204)	315,111,551

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
241,422	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (a)	241,422

	TOTAL SHORT-TERM INVESTMENTS (COST $241,422)	241,422

	TOTAL INVESTMENTS — 100.0% (Cost $312,987,626)	315,352,973
	Other Assets and Liabilities (net) — (0.0%)	(53,816)

	TOTAL NET ASSETS — 100.0%	$315,299,157

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2024.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

67	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 22.1%

	Australia — 0.4%
10,687	BHP Group Ltd. (a)	294,252
16,457	BlueScope Steel Ltd. (a)	229,278
19,076	Brambles Ltd. (a)	235,155

	Total Australia	758,685

	Belgium — 0.2%
5,649	Ageas SA (a)	290,374
517	Groupe Bruxelles Lambert NV (a)	39,920

	Total Belgium	330,294

	Brazil — 0.0%
847	Vale SA	8,954

	Canada — 1.3%
1,600	Alimentation Couche-Tard, Inc. (a)	91,335
885	Brookfield Asset Management Ltd. –Class A (b)	36,073
4,574	Brookfield Corp. (a)	229,981
400	BRP, Inc. (a)	29,010
2,400	Canadian Tire Corp. Ltd. – Class A (a)	273,614
900	Empire Co. Ltd. – Class A (a)	25,097
1,200	iA Financial Corp., Inc. (a)	92,232
5,098	Magna International, Inc. (a) (c)	214,269
1,500	Magna International, Inc. (a) (c)	63,043
6,323	Manulife Financial Corp. (a) (c)	174,578
5,800	Manulife Financial Corp. (a) (c)	160,144
3,469	Nutrien Ltd. (a) (c)	167,969
1,300	Nutrien Ltd. (a) (c)	62,962
1,600	Onex Corp. (a)	113,050
3,428	Open Text Corp. (a) (c)	109,079
1,000	Open Text Corp. (a) (c)	31,818
5,600	Power Corp. of Canada (a)	171,908
7,300	Quebecor, Inc. – Class B (a)	181,302
3,200	West Fraser Timber Co. Ltd. (a) (c)	283,160
400	West Fraser Timber Co. Ltd. (a) (c)	35,408

	Total Canada	2,546,032

	China — 0.3%
78,000	Bank of Communications Co. Ltd. – Class H	56,366
13,000	Beijing Enterprises Holdings Ltd.	42,019
387,000	China Construction Bank Corp. – Class H	271,728
152,000	China Railway Group Ltd. – Class H	70,196
286,000	China Zhongwang Holdings Ltd. * (d)	—
110,000	CITIC Ltd.	109,167
6,000	Orient Overseas International Ltd. (a)	83,047
9,900	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	13,658
8,000	Sinopharm Group Co. Ltd. – Class H	18,514

	Total China	664,695

Shares	Description	Value ($)

	Denmark — 0.5%
66	AP Moller - Maersk AS – Class A (a)	95,993
131	AP Moller - Maersk AS – Class B (a)	195,883
10,121	Danske Bank AS (a)	315,899
912	Genmab AS * (a)	253,639
475	ROCKWOOL AS – B Shares (a)	206,101

	Total Denmark	1,067,515

	Finland — 0.2%
5,826	Neste OYJ (a)	135,945
80,071	Nokia OYJ (a)	352,977

	Total Finland	488,922

	France — 0.7%
11,642	ArcelorMittal SA	272,744
318	Cie de Saint-Gobain SA (a)	27,789
196	LVMH Moet Hennessy Louis Vuitton SE (a)	145,886
5,368	Renault SA (a)	254,616
1,149	Safran SA (a)	251,787
9,609	Societe Generale SA (a)	232,278
4,831	STMicroelectronics NV - NY Shares	154,351
11,205	Vivendi SE (a)	125,696

	Total France	1,465,147

	Germany — 0.5%
1,927	Bayerische Motoren Werke AG (a)	178,833
1,156	Beiersdorf AG (a)	167,158
2,443	Continental AG (a)	165,187
1,658	Daimler Truck Holding AG (a)	63,738
6,033	E.ON SE (a)	85,525
911	Knorr-Bremse AG (a)	74,912
4,358	Mercedes-Benz Group AG (a)	300,375

	Total Germany	1,035,728

	Hong Kong — 0.0%
16,386	Galaxy Entertainment Group Ltd.	63,212

	Ireland — 0.1%
1,781	Ryanair Holdings PLC Sponsored ADR (a)	198,510

	Israel — 0.4%
7,489	Bank Hapoalim BM	74,659
28,585	Bank Leumi Le-Israel BM	276,403
1,628	Check Point Software Technologies
	Ltd. * (b)	313,390
512	Nice Ltd. Sponsored ADR* (a)	88,955
3,478	Teva Pharmaceutical Industries Ltd. *	65,416

	Total Israel	818,823

	Italy — 0.4%
10,815	Leonardo SpA (a)	275,894
16,268	Stellantis NV (a)	273,764
409,297	Telecom Italia SpA * (a)	108,327

See accompanying notes to the financial statements.	68

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
2,779	Tenaris SA ADR (a)	82,509

	Total Italy	740,494

	Japan — 1.6%
26,500	Honda Motor Co. Ltd. (a)	292,434
18,800	Inpex Corp. (a)	277,135
5,800	ITOCHU Corp. (a)	308,816
1,000	Kansai Electric Power Co., Inc. (a)	17,774
3,900	Kawasaki Kisen Kaisha Ltd. (a)	57,610
10,700	Mazda Motor Corp. (a)	90,374
7,100	Mitsui OSK Lines Ltd. (a)	256,136
7,300	Nippon Yusen KK (a)	264,836
52,500	Nissan Motor Co. Ltd. (a) (b)	155,210
3,800	Ono Pharmaceutical Co. Ltd. (a)	56,177
35,300	Panasonic Holdings Corp. (a)	296,588
6,600	Renesas Electronics Corp. (a)	114,902
3,400	Sekisui House Ltd. (a)	87,880
4,000	Shionogi & Co. Ltd. (a)	186,328
9,900	Subaru Corp. (a)	189,888
6,700	Sumitomo Corp. (a)	159,315
56,700	Tokyo Electric Power Co. Holdings, Inc. * (a)	270,445
2,400	Toyota Tsusho Corp. (a)	46,378
17,400	Yamaha Motor Co. Ltd. (a)	152,474

	Total Japan	3,280,700

	Mexico — 0.2%
11,622	Cemex SAB de CV Sponsored ADR	71,243
20,301	Fomento Economico Mexicano SAB de CV	208,749
37,033	Grupo Mexico SAB de CV – Series B	190,202

	Total Mexico	470,194

	Netherlands — 0.8%
651	Akzo Nobel NV (a)	41,647
2,637	EXOR NV (a)	294,242
392	IMCD NV (a)	64,193
19,383	ING Groep NV (a)	352,424
9,307	Koninklijke Ahold Delhaize NV (a)	320,237
6,473	Koninklijke Philips NV * (a)	194,971
5,095	NN Group NV (a)	249,891

	Total Netherlands	1,517,605

	New Zealand — 0.0%
12,318	Meridian Energy Ltd. (a)	48,875

	Norway — 0.1%
9,557	Equinor ASA (a)	256,439

	Poland — 0.1%
15,981	ORLEN SA *	265,975
11,673	PGE Polska Grupa Energetyczna SA *	20,414

	Total Poland	286,389

Shares	Description	Value ($)

	Russia — 0.0%
2,505	LUKOIL PJSC (d)	—
5,410	Novatek PJSC (d)	—

	Total Russia	—

	South Africa — 0.0%
3,227	Bidvest Group Ltd.	52,510

	South Korea — 0.7%
2,207	Doosan Bobcat, Inc.	65,866
694	GS Holdings Corp.	23,466
1,172	Hankook Tire & Technology Co. Ltd.	38,151
900	Hyundai Engineering & Construction Co. Ltd.	21,602
478	Hyundai Glovis Co. Ltd.	40,183
1,074	Hyundai Mobis Co. Ltd.	175,246
911	Hyundai Motor Co.	174,748
3,438	Kia Corp.	273,145
1,631	LG Corp.	96,846
3,612	LG Electronics, Inc.	269,315
2,054	POSCO Holdings, Inc. Sponsored ADR (a)	131,086
583	Samsung Electronics Co. Ltd.	32,379
1,167	Shinhan Financial Group Co. Ltd.	49,398

	Total South Korea	1,391,431

	Spain — 0.6%
3,079	Amadeus IT Group SA (a)	207,758
27,674	Banco Bilbao Vizcaya Argentaria SA (a)	293,991
65,031	Banco Santander SA (a)	323,368
5,268	Industria de Diseno Textil SA (a)	285,397

	Total Spain	1,110,514

	Sweden — 0.4%
24,521	Fastighets AB Balder – B Shares * (a)	192,072
9,593	Investor AB – B Shares (a)	285,636
4,094	Skanska AB – B Shares (a)	82,630
57,469	Volvo Car AB – Class B * (a) (b)	164,590

	Total Sweden	724,928

	Switzerland — 0.4%
7,174	Adecco Group AG (Registered) (a)	244,594
1,318	Holcim AG (a)	127,678
975	Roche Holding AG (a) (c)	330,058
53	Roche Holding AG (a) (c)	19,249

	Total Switzerland	721,579

	Thailand — 0.3%
65,000	Kasikornbank PCL NVDR	274,601
379,800	Krung Thai Bank PCL NVDR	205,010
16,600	PTT Exploration & Production PCL NVDR	69,429
14,300	SCB X PCL NVDR	45,190
13,100	Thai Oil PCL NVDR	20,523

	Total Thailand	614,753

69	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.1%
16,425	Akbank TAS	28,117
24,573	Turk Hava Yollari AO *	216,667

	Total Turkey	244,784

	United Kingdom — 1.3%
8,005	3i Group PLC (a)	336,247
1,049	Ashtead Group PLC (a)	74,693
4,513	Berkeley Group Holdings PLC (a)	296,708
167,059	BT Group PLC (a)	306,956
8,624	Compass Group PLC (a)	272,564
6,530	GSK PLC Sponsored ADR (a)	286,732
5,826	Howden Joinery Group PLC (a)	73,316
63,471	Kingfisher PLC (a)	238,506
6,228	Persimmon PLC (a)	134,938
5,439	Shell PLC (a)	192,723
58,929	Taylor Wimpey PLC (a)	125,202
30,786	Vodafone Group PLC Sponsored ADR (a)	300,779

	Total United Kingdom	2,639,364

	United States — 10.5%
1,913	3M Co. (a)	257,662
2,794	Akamai Technologies, Inc. * (b)	284,541
7,426	Ally Financial, Inc. (a)	320,729
1,543	Alphabet, Inc. – Class A (a)	252,095
376	Alphabet, Inc. – Class C (b)	62,081
885	American Express Co. (a) (b)	228,905
1,772	Arch Capital Group Ltd. * (a)	200,396
1,017	Archer-Daniels-Midland Co. (a)	62,027
333	Aspen Technology, Inc. * (b)	77,969
7,456	Bank of America Corp. (b)	303,832
628	Best Buy Co., Inc. (b)	63,051
816	Bio-Rad Laboratories, Inc. – Class A * (b)	275,253
2,553	Block, Inc. * (a)	168,702
70	Booking Holdings, Inc. (a)	273,646
4,135	BorgWarner, Inc. (b)	140,879
1,888	Builders FirstSource, Inc. * (a) (b)	328,512
2,275	Capital One Financial Corp. (a) (b)	334,266
1,768	CarMax, Inc. * (b)	149,484
2,044	CBRE Group, Inc. – Class A * (a)	235,346
3,849	Centene Corp. * (a)	303,417
906	Chevron Corp. (b)	134,043
922	Chord Energy Corp. (b)	136,852
5,702	Cisco Systems, Inc. (b)	288,179
5,210	Citigroup, Inc. (a)	326,354
17,226	Cleveland-Cliffs, Inc. * (b)	224,972
8,779	CNH Industrial NV (a)	90,775
4,300	Cognizant Technology Solutions Corp. – Class A (a)	334,411
7,000	Comcast Corp. – Class A (a)	276,990
702	Corebridge Financial, Inc. (a)	20,751
131	Cummins, Inc. (a)	40,983
4,872	CVS Health Corp. (a) (b)	278,873
3,297	Darling Ingredients, Inc. * (a) (b)	137,584

Shares	Description	Value ($)

	United States — continued
3,408	Delta Air Lines, Inc. (b)	144,806
2,521	Discover Financial Services (a)	349,688
1,052	DR Horton, Inc. (a)	198,576
5,900	eBay, Inc. (b)	348,690
259	Enphase Energy, Inc. * (b)	31,349
1,645	EOG Resources, Inc. (b)	211,909
1,299	EPAM Systems, Inc. * (b)	260,787
1,568	Etsy, Inc. * (b)	86,381
170	Everest Group Ltd. (a)	66,681
2,149	Expedia Group, Inc. * (b)	298,904
870	F5, Inc. * (b)	176,741
3,241	Fidelity National Financial, Inc. (a)	191,089
27,198	Ford Motor Co. (a) (b)	304,346
1,927	Fox Corp. – Class A (b)	79,720
7,200	Fox Corp. – Class B (a)	276,696
10,933	Franklin Resources, Inc. (a) (b)	221,284
3,495	GE HealthCare Technologies, Inc. (b)	296,446
610	General Electric Co. (a)	106,518
7,263	General Motors Co. (a)	361,552
179	Goldman Sachs Group, Inc. (b)	91,335
1,889	Green Plains, Inc. * (b)	26,767
15,218	Hewlett Packard Enterprise Co. (b)	294,773
870	Hilton Worldwide Holdings, Inc. (a) (b)	191,087
9,008	HP, Inc. (b)	325,909
4,644	Incyte Corp. * (b)	304,925
8,806	Intel Corp. (b)	194,084
1,895	Intercontinental Exchange, Inc. (a)	306,137
1,751	International Business Machines Corp. (b)	353,930
13,601	Kinder Morgan, Inc. (b)	293,374
7,657	Kraft Heinz Co. (b)	271,288
275	Kroger Co. (b)	14,633
218	Lam Research Corp. (b)	178,980
3,774	Las Vegas Sands Corp. (b)	147,148
1,071	Lennar Corp. – Class A (a)	194,986
124	Markel Group, Inc. * (a)	198,484
8,404	Match Group, Inc. * (b)	312,713
566	Merck & Co., Inc. (a)	67,043
985	Meta Platforms, Inc. – Class A (a)	513,490
1,866	Micron Technology, Inc. (a)	179,584
684	Molson Coors Beverage Co. – Class B (b)	36,915
7,918	Mosaic Co. (a)	226,217
1,800	Nucor Corp. (b)	273,438
3,389	ON Semiconductor Corp. * (b)	263,901
1,322	Otis Worldwide Corp. (b)	125,180
4,852	Ovintiv, Inc. (a)	207,811
2,789	PACCAR, Inc. (b)	268,246
23,008	Paramount Global – Class B (b)	240,894
4,799	PayPal Holdings, Inc. * (a)	347,592
10,984	Pfizer, Inc. (a)	318,646
1,489	PulteGroup, Inc. (b)	196,027
283	Regeneron Pharmaceuticals, Inc. * (a)	335,267
2,776	Skyworks Solutions, Inc. (b)	304,222
1,013	SolarEdge Technologies, Inc. * (b)	24,646
4,312	Solventum Corp. * (a)	276,442

See accompanying notes to the financial statements.	70

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued
197	SS&C Technologies Holdings, Inc. (a)	14,793
2,245	Steel Dynamics, Inc. (b)	268,300
6,634	Synchrony Financial (a)	333,425
193	T. Rowe Price Group, Inc. (b)	20,466
902	Texas Instruments, Inc. (a) (b)	193,335
363	Textron, Inc. (a)	33,106
2,894	Tyson Foods, Inc. – Class A (b)	186,113
3,495	U.S. Bancorp (b)	165,069
691	United Parcel Service, Inc. – Class B (b)	88,828
118	United Therapeutics Corp. * (b)	42,899
231	Valero Energy Corp. (b)	33,895
7,639	Verizon Communications, Inc. (a)	319,157
24,200	Viatris, Inc. (a) (b)	292,336
21,238	Walgreens Boots Alliance, Inc. (b)	196,452
4,269	Wells Fargo & Co. (a)	249,608
4,496	Zoom Video Communications, Inc. – Class A * (a)	310,584

	Total United States	21,280,203

	TOTAL COMMON STOCKS (COST $39,623,869)	44,827,279

	PREFERRED STOCKS (e) — 0.3%

	Brazil — 0.0%
19,936	Bradespar SA	68,871

	Germany — 0.3%
1,287	Bayerische Motoren Werke AG (a)	111,387
5,512	Porsche Automobil Holding SE (a)	248,033
2,470	Volkswagen AG (a)	262,882

	Total Germany	622,302

	TOTAL PREFERRED STOCKS (COST $757,476)	691,173

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

	U.S. Government — 0.7%
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 5.19%, due 04/30/26 (a)	99,853
1,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 5.23%, due 07/31/26	1,348,324

	Total U.S. Government	1,448,177

	Total United States	1,448,177

	TOTAL DEBT OBLIGATIONS (COST $1,449,945)	1,448,177

Shares	Description	Value ($)

	MUTUAL FUNDS — 81.6%

	United States — 81.6%

	Affiliated Issuers — 81.6%
609,383	GMO Asset Allocation Bond Fund, Class VI	12,614,238
110,054	GMO Climate Change Fund, Class III	2,468,519
382,007	GMO Emerging Country Debt Fund, Class VI	7,762,388
321,344	GMO Emerging Markets ex-China Fund, Class VI	4,833,011
473,271	GMO Emerging Markets Fund, Class VI	11,680,317
1,422,969	GMO International Equity Fund, Class IV	36,883,344
1,081,605	GMO International Opportunistic Value Fund, Class IV	17,175,887
689,978	GMO-Usonian Japan Value Creation Fund, Class VI	14,765,538
413,251	GMO Multi-Sector Fixed Income Fund, Class IV	7,446,784
224,935	GMO Quality Fund, Class VI	7,719,765
222,372	GMO Resources Fund, Class VI	4,700,948
272,219	GMO Small Cap Quality Fund, Class VI	7,034,130
705,605	GMO U.S. Equity Fund, Class VI	9,892,585
732,381	GMO U.S. Opportunistic Value Fund, Class VI	17,408,685
673,745	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,368,723

	Total Affiliated Issuers	165,754,862

	TOTAL MUTUAL FUNDS (COST $148,128,928)	165,754,862

	SHORT-TERM INVESTMENTS — 12.6%

	Money Market Funds — 0.8%
1,528,917	State Street Institutional Treasury Money Market Fund – Premier Class, 5.19% (f)	1,528,917

	Repurchase Agreements — 11.8%
24,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/30/24, maturing on 09/03/24 with a maturity value of $24,014,133 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 06/15/26 and a market value of $24,274,151.	24,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $25,528,917)	25,528,917

	TOTAL INVESTMENTS — 117.3% (Cost $215,489,135)	238,250,408

	SECURITIES SOLD SHORT — (17.3)%

	Common Stocks — (17.2)%

	Australia — (0.8)%
(3,485)	ASX Ltd.	(144,282)

71	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
(5,211)	CAR Group Ltd.	(133,740)
(1,035)	Cochlear Ltd.	(210,129)
(28,726)	Lottery Corp. Ltd.	(96,742)
(1,054)	Mineral Resources Ltd.	(28,449)
(2,247)	Pro Medicus Ltd.	(229,934)
(586)	REA Group Ltd.	(86,799)
(3,527)	WiseTech Global Ltd.	(284,203)
(3,213)	Xero Ltd. *	(311,624)

	Total Australia	(1,525,902)

	Austria — (0.1)%
(1,056)	Verbund AG	(89,762)

	Belgium — (0.0)%
(144)	Anheuser-Busch InBev SA	(8,838)
(5)	Lotus Bakeries NV	(62,900)

	Total Belgium	(71,738)

	Canada — (1.2)%
(1,928)	Agnico Eagle Mines Ltd.	(157,074)
(12,100)	AltaGas Ltd.	(309,941)
(499)	Brookfield Renewable Corp. – Class A	(14,217)
(6,630)	Cameco Corp.	(270,769)
(217)	Descartes Systems Group, Inc. *	(21,893)
(8,205)	Enbridge, Inc.	(329,677)
(2,423)	Franco-Nevada Corp.	(295,969)
(7,433)	GFL Environmental, Inc.	(321,923)
(10,685)	Pan American Silver Corp.	(215,944)
(8,100)	Pembina Pipeline Corp.	(326,268)
(3,687)	Restaurant Brands International, Inc.	(256,173)

	Total Canada	(2,519,848)

	Denmark — (0.2)%
(2,082)	Coloplast AS – Class B	(283,477)
(294)	Novo Nordisk AS – Class B	(40,839)

	Total Denmark	(324,316)

	France — (0.5)%
(3,547)	Accor SA	(149,559)
(1,525)	Aeroports de Paris SA	(199,685)
(13,476)	Getlink SE	(243,033)
(136)	Hermes International SCA	(325,511)
(185)	Sartorius Stedim Biotech	(37,588)
(284)	Sodexo SA	(25,249)

	Total France	(980,625)

	Germany — (0.8)%
(1,294)	adidas AG	(331,993)
(8,976)	Delivery Hero SE *	(283,314)
(1,079)	MTU Aero Engines AG	(323,058)
(184)	Rational AG	(185,729)
(6,658)	Siemens Energy AG *	(192,290)

Shares	Description	Value ($)

	Germany — continued
(1,783)	Symrise AG	(235,282)
(1,255)	Talanx AG	(108,127)
(99)	Zalando SE *	(2,567)

	Total Germany	(1,662,360)

	Israel — (0.3)%
(1,063)	CyberArk Software Ltd. *	(304,805)
(987)	Monday.com Ltd. *	(262,433)
(477)	Wix.com Ltd. *	(79,478)

	Total Israel	(646,716)

	Italy — (0.6)%
(7,509)	Amplifon SpA	(242,819)
(739)	Ferrari NV (c)	(367,214)
(42)	Ferrari NV (c)	(20,865)
(17,820)	FinecoBank Banca Fineco SpA	(305,729)
(19,965)	Infrastrutture Wireless Italiane SpA	(239,146)

	Total Italy	(1,175,773)

	Japan — (1.6)%
(12,300)	Aeon Co. Ltd.	(308,116)
(4,200)	Asics Corp.	(83,335)
(1,000)	Disco Corp.	(289,914)
(10,500)	Japan Exchange Group, Inc.	(243,653)
(5,200)	Kintetsu Group Holdings Co. Ltd.	(121,244)
(4,900)	Kobe Bussan Co. Ltd.	(141,430)
(1,500)	Lasertec Corp.	(292,526)
(500)	McDonald’s Holdings Co. Japan Ltd.	(21,962)
(13,300)	MonotaRO Co. Ltd.	(210,369)
(9,600)	Oriental Land Co. Ltd.	(262,537)
(51,400)	Rakuten Group, Inc. *	(365,328)
(7,700)	Shiseido Co. Ltd.	(171,598)
(23,900)	SoftBank Corp.	(334,400)
(10,800)	Tokyu Corp.	(132,111)
(1,800)	West Japan Railway Co.	(34,326)
(2,400)	Zensho Holdings Co. Ltd.	(125,325)

	Total Japan	(3,138,174)

	Netherlands — (0.5)%
(225)	Adyen NV *	(332,056)
(2,120)	BE Semiconductor Industries NV	(279,574)
(5,375)	OCI NV	(170,578)
(10,916)	Universal Music Group NV	(285,601)

	Total Netherlands	(1,067,809)

	Norway — (0.0)%
(389)	Kongsberg Gruppen ASA	(41,109)

	Peru — (0.1)%
(2,491)	Southern Copper Corp.	(253,385)

See accompanying notes to the financial statements.	72

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — (0.1)%
(9,100)	CapitaLand Investment Ltd.	(18,904)
(71,141)	Grab Holdings Ltd. – Class A *	(229,074)
(5,200)	Keppel Ltd.	(24,586)

	Total Singapore	(272,564)

	Spain — (0.3)%
(7,689)	Cellnex Telecom SA *	(296,911)
(7,938)	Ferrovial SE	(331,915)

	Total Spain	(628,826)

	Sweden — (0.2)%
(9,392)	Beijer Ref AB	(162,047)
(8,370)	EQT AB	(280,585)
(65)	H & M Hennes & Mauritz AB – Class B	(1,028)

	Total Sweden	(443,660)

	Switzerland — (0.2)%
(3,648)	Avolta AG	(141,754)
(298)	Bachem Holding AG	(28,584)
(4,309)	SIG Group AG	(91,013)
(177)	VAT Group AG	(91,828)

	Total Switzerland	(353,179)

	United Kingdom — (1.2)%
(1,378)	Admiral Group PLC	(52,924)
(20,128)	Auto Trader Group PLC	(226,076)
(1,351)	Flutter Entertainment PLC *	(288,589)
(28,999)	Informa PLC	(319,273)
(2,664)	InterContinental Hotels Group PLC	(266,624)
(2,510)	London Stock Exchange Group PLC	(338,806)
(3,191)	Melrose Industries PLC	(20,270)
(19,795)	Phoenix Group Holdings PLC	(147,513)
(53,494)	Rolls-Royce Holdings PLC *	(350,727)
(6,240)	Severn Trent PLC	(211,268)
(90)	Spirax Group PLC	(9,156)
(24,045)	Wise PLC – Class A *	(223,393)

	Total United Kingdom	(2,454,619)

	United States — (8.5)%
(16,076)	AES Corp.	(275,382)
(1,236)	Alnylam Pharmaceuticals, Inc. *	(324,685)
(506)	Amgen, Inc.	(168,918)
(160)	Analog Devices, Inc.	(37,574)
(1,131)	Arthur J Gallagher & Co.	(330,897)
(823)	Axon Enterprise, Inc. *	(300,370)
(1,625)	Boeing Co. *	(282,328)
(1,850)	Broadcom, Inc.	(301,217)
(1,229)	Burlington Stores, Inc. *	(329,667)
(6,710)	Caesars Entertainment, Inc. *	(252,564)
(5,536)	Celsius Holdings, Inc. *	(210,534)
(5,050)	Chipotle Mexican Grill, Inc. *	(283,204)
(32)	Cintas Corp.	(25,764)

Shares	Description	Value ($)

	United States — continued
(3,328)	Cloudflare, Inc. – Class A *	(273,362)
(4,629)	Dayforce, Inc. *	(264,640)
(1,846)	Dexcom, Inc. *	(128,002)
(373)	Dominion Energy, Inc.	(20,851)
(7,286)	DraftKings, Inc. – Class A *	(251,367)
(8,036)	EQT Corp.	(269,286)
(5,568)	Equitable Holdings, Inc.	(236,751)
(417)	Erie Indemnity Co. – Class A	(211,932)
(5,254)	Exact Sciences Corp. *	(324,119)
(182)	Fair Isaac Corp. *	(314,909)
(904)	Fastenal Co.	(61,725)
(4,039)	Fidelity National Information Services, Inc.	(333,016)
(326)	Gartner, Inc. *	(160,379)
(555)	HubSpot, Inc. *	(276,984)
(1,787)	Hyatt Hotels Corp. – Class A	(271,481)
(1,435)	Insulet Corp. *	(290,975)
(24)	Lattice Semiconductor Corp. *	(1,137)
(4,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(320,005)
(728)	Linde PLC	(348,166)
(3,064)	Live Nation Entertainment, Inc. *	(299,261)
(751)	Manhattan Associates, Inc. *	(198,587)
(533)	Mastercard, Inc. – Class A	(257,620)
(87)	MercadoLibre, Inc. *	(179,364)
(1,940)	MicroStrategy, Inc. – Class A *	(256,895)
(1,104)	MongoDB, Inc. *	(321,032)
(493)	Moody’s Corp.	(240,456)
(63)	Motorola Solutions, Inc.	(27,849)
(578)	MSCI, Inc.	(335,581)
(6,896)	Newmont Corp.	(368,178)
(2,886)	Okta, Inc. *	(227,215)
(3,861)	ONEOK, Inc.	(356,602)
(10,307)	Palantir Technologies, Inc. – Class A *	(324,464)
(905)	Palo Alto Networks, Inc. *	(328,262)
(1,981)	Paychex, Inc.	(259,907)
(1,415)	PTC, Inc. *	(253,412)
(1,905)	Repligen Corp. *	(287,522)
(16,526)	Rivian Automotive, Inc. – Class A *	(233,512)
(7,373)	ROBLOX Corp. – Class A *	(324,338)
(2,513)	Roku, Inc. *	(170,306)
(5,865)	Rollins, Inc.	(294,306)
(6,156)	Samsara, Inc. – Class A *	(252,827)
(196)	Seagate Technology Holdings PLC	(19,512)
(123)	ServiceNow, Inc. *	(105,165)
(2,230)	Snowflake, Inc. – Class A *	(254,733)
(1,803)	Take-Two Interactive Software, Inc. *	(291,563)
(1,331)	Tesla, Inc. *	(284,980)
(51)	Texas Pacific Land Corp.	(44,313)
(12,134)	Toast, Inc. – Class A *	(301,651)
(3,089)	Trade Desk, Inc. – Class A *	(322,893)
(248)	TransDigm Group, Inc.	(340,556)
(53)	Tyler Technologies, Inc. *	(31,157)
(4,139)	Uber Technologies, Inc. *	(302,685)
(2,838)	Unity Software, Inc. *	(46,458)

73	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(3,601)	Vistra Corp.	(307,634)
(670)	Watsco, Inc.	(318,531)
(7,509)	Williams Cos., Inc.	(343,687)
(5,096)	Zillow Group, Inc. – Class C *	(281,809)
(1,493)	Zscaler, Inc. *	(298,570)

	Total United States	(17,175,584)

	TOTAL COMMON STOCKS (PROCEEDS $28,843,150)	(34,825,949)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%
(878)	Sartorius AG	(242,589)

	TOTAL PREFERRED STOCKS (PROCEEDS $317,829)	(242,589)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $29,160,979)	(35,068,538)

	Other Assets and Liabilities (net) — 0.0%	(33,257)

	TOTAL NET ASSETS — 100.0%	$203,148,613

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 2,021,575	05/27/2025	Monthly	—	(34,981)	(34,981)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD 1,163,636	06/29/2026	Monthly	—	(3,926)	(3,926)

						$—	$(38,907)	$(38,907)

As of August 31, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2024.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	74

GMO Trust Funds

August 31, 2024 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

HIBOR- Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

ILS TELBOR01 - Tel Aviv Interbank Offered Rate 1 Month denominated in Israeli Shekel.

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at August 31, 2024, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co	MORD - Morgan Stanley Capital
BCLY - Barclays Bank PLC	Services LLC
BOA - Bank of America, N.A.	MSCI - Morgan Stanley & Co.
CGMI - Citigroup Global Markets Inc.	International PLC
CITI - Citibank N.A.	SSB -State Street Bank and Trust Company
DB - Deutsche Bank AG	UBSA - UBS AG
GS - Goldman Sachs International
JPM - JPMorgan Chase Bank, N.A.
MLCS - Merrill Lynch Capital Services, Inc.

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	MYR - Malaysian Ringgit
CHF - Swiss Franc	NGN - Nigeria Naira
CLP - Chilean Peso	NOK - Norwegian Krone
CNY - China Yuan Renminbi	NZD - New Zealand Dollar
COP - Colombian Peso	PEN - Peruvian Sol
CZK - Czech Republic Koruna	PHP - Philippines Peso
DOP - Dominican Republic Peso	PLN - Polish Zloty
EGP - Egypt Pound	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan New Dollar
ILS - Israeli Shekel	USD - United States Dollar
INR - Indian Rupee	UYU - Uruguay Peso
JPY - Japanese Yen	ZAR - South African Rand
KES - Kenyan Shilling

75	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited)

		Benchmark-			Global
	Alternative	Free		Benchmark-	Asset
	Allocation	Allocation		Free	Allocation
	Fundπ	Fund		Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$3,396,248	$2,541,887,324		$153,513,688	$381,349,774
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	324,809,545	3,219,584		1,062,670,808	132,371
Repurchase agreements, at value (Note 2)(d)	12,000,252	—		70,000,000	—
Foreign currency, at value (Note 2)(e)	153,470	—		516,020	—
Cash	2,211,728	377		—	22
Receivable for investments sold	28,129,459	15,200,000		27,281,580	205,000
Receivable for Fund shares sold	60,980	1,162,830		—	—
Receivable for closed swap contracts (Note 4)	145,667	—		—	—
Dividends and interest receivable	682,941	560,330		3,286,017	64,187
Dividend withholding tax receivable	36,951	—		390,627	—
Foreign capital gains tax refund receivable (Note 2)	—	—		77,364	—
Unrealized appreciation on open forward currency contracts (Note 4)	1,297,625	—		—	—
Receivable from liquidated underlying funds (Note 2)	437,802	—		—	285,360
Receivable for variation margin on open cleared swap contracts (Note 4)	323,848	—		—	—
Due from broker (Note 2)	1,906,697	—		22,447	—
Receivable for variation margin on open futures contracts (Note 4)	383,319	—		—	—
Receivable for open OTC swap contracts (Note 4)	1,186,723	—		45,044	—
Interest receivable for open OTC swap contracts (Note 4)	159,331	—		—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	29,581	98,765		59,500	16,517

Total assets	377,352,167	2,562,129,210		1,317,863,095	382,053,231

Liabilities:
Investments sold short, at value (Note 2)(f)	120,774,220	—		207,344,368	—
Due to custodian	—	—		302,208	—
Payable for cash collateral from securities loaned (Note 2)	—	—		548,325	—
Payable for investments purchased	62,899,289	549,339		1,659,421	62,765
Payable for Fund shares repurchased	29,081	16,434,421		39,098,303	73,700
Accrued foreign capital gains tax payable (Note 2)	—	—		1,011,153	—
Payable to affiliate for (Note 5):
Management fee	115,097	1,392,145		—	—
Supplemental support fee – Class MF	—	471	*	—	—
Shareholder service fee	28,068	284,966		—	—
Payable for variation margin on open futures contracts (Note 4)	185,189	—		202,076	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—		1,589	—
Payable for closed swap contracts (Note 4)	595,755	—		—	—
Unrealized depreciation on open forward currency contracts (Note 4)	3,499,310	—		—	—
Interest payable for open OTC swap contracts (Note 4)	52,310	—		—	—
Payable for open OTC swap contracts (Note 4)	2,696,387	—		212,509	—
Payable to Trustees and related expenses	327	19,407		1,897	915
Interest and dividend payable for short sales	157,568	—		174,138	—
Written options outstanding, at value (Note 4)(g)	498,690	—		—	—
Accrued expenses	345,142	280,389		494,869	97,473

Total liabilities	191,876,433	18,961,138		251,050,856	234,853

Net assets	$185,475,734	$2,543,168,072		$1,066,812,239	$381,818,378

(a) Cost of investments – affiliated issuers:	$3,875,000	$2,481,528,659		$170,690,391	$377,254,853
(b) Cost of investments – unaffiliated issuers:	$313,338,191	$3,219,584		$1,061,575,459	$132,371
(c) Includes securities on loan at value (Note 2):	$29,889,936	$—		$67,721,482	$—
(d) Cost of investments – repurchase agreements:	$12,000,252	$—		$70,000,000	$—
(e) Cost of foreign currency:	$127,506	$—		$508,649	$—
(f) Proceeds from securities sold short:	$112,682,064	$—		$163,198,164	$—
(g) Premiums on written options:	$1,382,599	$—		$—	$—

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$193,302,204	$2,775,443,393	$1,312,192,034	$602,450,229
Distributable earnings (accumulated loss)	(7,826,470)	(232,275,321)	(245,379,795)	(220,631,851)

	$185,475,734	$2,543,168,072	$1,066,812,239	$381,818,378

Net assets attributable to:

Class III	$—	$979,953,879	$1,066,812,239	$361,455,467

Class IV	$—	$850,005,309	$—	$—

Class VI	$47,394,591	$—	$—	$—

Class R6	$9,593	$314,249,621	$—	$7,971,076

Class I	$138,071,550	$398,959,263	$—	$12,391,835

Shares outstanding:

Class III	—	35,444,027	52,879,497	10,466,259

Class IV	—	30,730,035	—	—

Class VI	2,577,831	—	—	—

Class R6	519	11,377,124	—	230,949

Class I	7,570,239	14,450,121	—	358,913

Net asset value per share:

Class III	$—	$27.65	$20.17	$34.54

Class IV	$—	$27.66	$—	$—

Class VI	$18.39	$—	$—	$—

Class R6	$18.49	$27.62	$—	$34.51

Class I	$18.24	$27.61	$—	$34.53

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fundb	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$77,880,245	$682,721,925	$657,410	$300,168,312
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	75,730	400,408	2,925,626,229	252,728
Repurchase agreements, at value (Note 2)(d)	—	—	30,000,630	—
Foreign currency, at value (Note 2)(e)	—	—	1,092,068	—
Receivable for investments sold	—	—	3,651,931	—
Receivable for Fund shares sold	—	723	—	55,261
Receivable for closed swap contracts (Note 4)	—	—	289,268	—
Dividends and interest receivable	333	1,761	9,440,836	1,210
Dividend withholding tax receivable	—	—	1,013,605	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	1,590,960	—
Due from broker (Note 2)	—	—	46,383,059	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	1,326,906	—
Receivable for open OTC swap contracts (Note 4)	—	—	814,170	—
Interest receivable for open OTC swap contracts (Note 4)	—	—	53,557	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	4,748	23,528	125,500	10,441

Total assets	77,961,056	683,148,345	3,022,066,129	300,487,952

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	549,167,511	—
Due to custodian	—	—	413,663	—
Due to broker (Note 2)	—	—	8,196	—
Payable for cash collateral from securities loaned (Note 2)	—	—	849,069	—
Payable for investments purchased	—	—	3,352,761	—
Payable for Fund shares repurchased	—	—	15,200,000	21,668
Accrued foreign capital gains tax payable (Note 2)	—	—	2,163,272	—
Payable for variation margin on open futures contracts (Note 4)	—	—	843,870	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	3,194	—
Payable for closed swap contracts (Note 4)	—	—	246,783	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	5,483,619	—
Interest payable for open OTC swap contracts (Note 4)	—	—	66,100	—
Payable for open OTC swap contracts (Note 4)	—	—	1,105,796	—
Payable to Trustees and related expenses	169	1,401	17,968	475
Interest and dividend payable for short sales	—	—	622,036	—
Written options outstanding, at value (Note 4)(g)	—	—	607,360	—
Accrued expenses	43,567	107,024	1,071,389	64,703

Total liabilities	43,736	108,425	581,222,587	86,846

Net assets	$77,917,320	$683,039,920	$2,440,843,542	$300,401,106

(a) Cost of investments – affiliated issuers:	$66,306,438	$631,103,714	$657,691	$262,700,468
(b) Cost of investments – unaffiliated issuers:	$75,730	$400,408	$3,070,446,192	$252,728
(c) Includes securities on loan at value (Note 2):	$—	$—	$232,164,878	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$30,000,630	$—
(e) Cost of foreign currency:	$—	$—	$1,044,491	$—
(f) Proceeds from securities sold short:	$—	$—	$435,229,632	$—
(g) Premiums on written options:	$—	$—	$551,857	$—

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fundb	Fund
Net assets consist of:
Paid-in capital	$138,476,435	$781,881,485	$3,299,947,300	$430,669,051
Distributable earnings (accumulated loss)	(60,559,115)	(98,841,565)	(859,103,758)	(130,267,945)

	$77,917,320	$683,039,920	$2,440,843,542	$300,401,106

Net assets attributable to:

Core Class	$—	$—	$2,440,843,542	$—

Class III	$77,917,320	$631,854,151	$—	$171,046,071

Class R6	$—	$45,700,910	$—	$129,355,035

Class I	$—	$5,484,859	$—	$—

Shares outstanding:

Core Class	—	—	180,766,757	—

Class III	2,890,666	20,789,789	—	9,216,499

Class R6	—	1,503,906	—	6,970,814

Class I	—	180,654	—	—

Net asset value per share:

Core Class	$—	$—	$13.50	$—

Class III	$26.95	$30.39	$—	$18.56

Class R6	$—	$30.39	$—	$18.56

Class I	$—	$30.36	$—	$—

[b]	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	International	Strategic
	Equity	Opportunities
	Allocation	Allocation
	Fund	Fund

Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$315,111,551	$165,754,862
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	241,422	48,495,546
Repurchase agreements, at value (Note 2)	—	24,000,000
Foreign currency, at value (Note 2)(d)	—	53,348
Receivable for investments sold	—	38,056
Dividends and interest receivable	878	121,252
Dividend withholding tax receivable	—	30,971
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	12,495	14,709

Total assets	315,366,346	238,508,744

Liabilities:
Investments sold short, at value (Note 2)(e)	—	35,068,538
Due to custodian	—	69,885
Payable for investments purchased	—	53,506
Payable for open OTC swap contracts (Note 4)	—	38,907
Payable to Trustees and related expenses	1,317	394
Interest and dividend payable for short sales	—	29,041
Accrued expenses	65,872	99,860

Total liabilities	67,189	35,360,131

Net assets	$315,299,157	$203,148,613

(a) Cost of investments – affiliated issuers:	$312,746,204	$148,128,928
(b) Cost of investments – unaffiliated issuers:	$241,422	$43,360,207
(c) Includes securities on loan at value (Note 2):	$—	$11,132,063
(f) Cost of investments – repurchase agreements:	$—	$24,000,000
(d) Cost of foreign currency:	$—	$53,733
(e) Proceeds from securities sold short:	$—	$29,160,979

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2024 (Unaudited) — (Continued)

	International	Strategic
	Equity	Opportunities
	Allocation	Allocation
	Fund	Fund

Net assets consist of:
Paid-in capital	$489,915,319	$189,268,807
Distributable earnings (accumulated loss)	(174,616,162)	13,879,806

	$315,299,157	$203,148,613

Net assets attributable to:

Class III	$84,368,231	$203,148,613

Class R6	$230,930,926	$—

Shares outstanding:

Class III	2,776,801	11,236,878

Class R6	7,603,873	—

Net asset value per share:

Class III	$30.38	$18.08

Class R6	$30.37	$—

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Investment Income:
Interest	$2,126,971	$3,881	$8,305,974	$956
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,863,864	65,169	18,639,945	4,769
Dividends from affiliated issuers (Note 10)	12,547	55,618,105	2,620,559	3,245,564
Securities lending income from affiliated issuers (net)	—	—	78,220	—
Securities lending income (net)	—	—	12,259	—
Other income (Note 2)	156	—	124,119	—

Total investment income	4,003,538	55,687,155	29,781,076	3,251,289

Expenses:
Management fee (Note 5)	685,530	8,642,592	—	—
Shareholder service fee – Class III (Note 5)	—	778,360	—	—
Shareholder service fee – Class IV (Note 5)	—	439,578	—	—
Shareholder service fee – Class VI (Note 5)	13,008	—	—	—
Shareholder service fee – Class R6 (Note 5)	8	229,575	—	—
Shareholder service fee – Class I (Note 5)	154,557	291,617	—	—
Supplemental support fee – Class MF (Note 5)	—	23,684 *	—	—
Audit and tax fees	57,887	15,846	73,798	15,891
Custodian, fund accounting agent and transfer agent fees	304,300	313,002	386,445	52,372
Dividend expense on short sales	766,408	—	1,701,455	—
Legal fees	5,678	32,191	14,185	4,762
Registration fees	28,619	31,393	4,386	21,834
Trustees’ fees and related expenses (Note 5)	5,180	88,183	30,325	10,518
Interest expense and borrowing costs for investments sold short (Note 2)	239,246	—	570,812	—
Miscellaneous	38,331	22,972	72,178	5,054

Total expenses	2,298,752	10,908,993	2,853,584	110,431
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(315,136)	(211,337)	(350,102)	(92,373)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(8,726)	(385,731)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(960)	(56,436)	—	—

Net expenses	1,973,930	10,255,489	2,503,482	18,058

Net investment income (loss)	2,029,608	45,431,666	27,277,594	3,233,231

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	12,171,818	—	63,491,449	(22,236)
Investments in affiliated issuers	—	59,380,180	592,472	(5,090,487)
Investments in securities sold short	(2,754,071)	—	(4,064,256)	—
Realized gain distributions from affiliated issuers (Note 10)	—	—	—	2,760,642
Futures contracts	(5,727,212)	—	1,044,805	—
Written options	657,290	—	—	—
Swap contracts	(6,740,438)	—	(213,029)	—
Forward currency contracts	3,170,011	—	—	—
Foreign currency and foreign currency related transactions	7,363	—	(559,260)	—

Net realized gain (loss)	784,761	59,380,180	60,292,181	(2,352,081)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	6,279,363	—	5,830,145	—
Investments in affiliated issuers	86,754	67,504,444	4,252,168	25,769,938
Investments in securities sold short	(3,011,127)	—	(8,954,333)	—
Futures contracts	(824,211)	—	(444,611)	—
Written options	698,149	—	—	—
Swap contracts	(2,077,460)	—	(290,885)	—
Forward currency contracts	(3,420,288)	—	—	—
Foreign currency and foreign currency related transactions	61,386	—	185,412	—

Net change in unrealized appreciation (depreciation)	(2,207,434)	67,504,444	577,896	25,769,938

Net realized and unrealized gain (loss)	(1,422,673)	126,884,624	60,870,077	23,417,857

Net increase (decrease) in net assets resulting from operations	$606,935	$172,316,290	$88,147,671	$26,651,088

(a) Withholding tax:	$138,586	$—	$1,823,481	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$61,650	$—	$1,551,097	$—

See accompanying notes to the financial statements.	82

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited) — (Continued)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(56,509)	$—	$(672,677)	$—

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fundß	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$586,433	$6,287,645	$—	$3,853,706
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,478	14,592	44,700,564	5,508
Interest	79	124	25,815,142	671
Securities lending income from affiliated issuers (net)	—	—	46,907	—
Securities lending income (net)	—	—	31,345	—
Other income (Note 2)	—	—	144,922	—

Total investment income	587,990	6,302,361	70,738,880	3,859,885

Expenses:
Audit and tax fees	13,368	11,924	109,332	12,403
Custodian, fund accounting agent and transfer agent fees	9,278	58,553	829,478	31,203
Dividend expense on short sales	—	—	4,847,300	—
Legal fees	959	8,843	27,618	3,468
Registration fees	1,547	32,479	1,342	10,313
Trustees’ fees and related expenses (Note 5)	2,073	20,168	80,765	7,855
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	40,575	—
Miscellaneous	2,516 *	7,417 **	89,883	3,924 ***

Total expenses	29,741	139,384	6,026,293	69,166
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(27,559)	(115,207)	(790,662)	(60,973)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(4,130)	—

Net expenses	2,182	24,177	5,231,501	8,193

Net investment income (loss)	585,808	6,278,184	65,507,379	3,851,692

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	165,588,118	—
Investments in affiliated issuers	(416,057)	(18,281,857)	(26,608)	(3,268,334)
Investments in securities sold short	—	—	(32,316,601)	—
Realized gain distributions from affiliated issuers (Note 10)	719,647	6,698,235	—	480,624
Futures contracts	—	—	(18,849,431)	—
Swap contracts	—	—	1,497,241	—
Forward currency contracts	—	—	6,763,612	—
Foreign currency and foreign currency related transactions	—	—	(1,390,483)	—

Net realized gain (loss)	303,590	(11,583,622)	121,265,848	(2,787,710)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	3,201,269	—
Investments in affiliated issuers	6,377,443	69,709,576	24	30,248,906
Investments in securities sold short	—	—	(4,736,596)	—
Futures contracts	—	—	(647,303)	—
Written options	—	—	11,197	—
Swap contracts	—	—	(1,803,325)	—
Forward currency contracts	—	—	(6,351,987)	—
Foreign currency and foreign currency related transactions	—	—	442,334	—

Net change in unrealized appreciation (depreciation)	6,377,443	69,709,576	(9,884,387)	30,248,906

Net realized and unrealized gain (loss)	6,681,033	58,125,954	111,381,461	27,461,196

Net increase (decrease) in net assets resulting from operations	$7,266,841	$64,404,138	$176,888,840	$31,312,888

(a) Withholding tax:	$—	$—	$3,944,337	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$4,248,767	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(2,272,018)	$—

*	Includes $1,687 of registration fees.
**	Includes $4,545 of printing expenses.
***	Includes $1,991 of registration fees.
ß	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2024 (Unaudited) — (Continued)

	International	Strategic
	Equity	Opportunities
	Allocation	Allocation
	Fund	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$4,292,576	$1,691,261
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	2,457	770,626
Interest	—	714,256
Securities lending income (net)	—	93
Other income	—	62

Total investment income	4,295,033	3,176,298

Expenses:
Audit and tax fees	13,710	23,623
Custodian, fund accounting agent and transfer agent fees	34,700	54,776
Dividend expense on short sales	—	290,439
Legal fees	4,439	2,668
Registration fees	19,568	1,626
Trustees’ fees and related expenses (Note 5)	8,859	5,735
Interest expense and borrowing costs for investments sold short (Note 2)	—	94,635
Miscellaneous	4,191	16,277

Total expenses	85,467	489,779
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(76,131)	(90,231)

Net expenses	9,336	399,548

Net investment income (loss)	4,285,697	2,776,750

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	3,025,054
Investments in affiliated issuers	(9,772,913)	(1,099,880)
Investments in securities sold short	—	(466,375)
Realized gain distributions from affiliated issuers (Note 10)	504,790	1,383,190
Swap contracts	—	(26,338)
Foreign currency and foreign currency related transactions	—	(7,773)

Net realized gain (loss)	(9,268,123)	2,807,878

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	(127,945)
Investments in affiliated issuers	34,424,291	12,682,273
Investments in securities sold short	—	(1,685,347)
Swap contracts	—	(29,428)
Foreign currency and foreign currency related transactions	—	4,495

Net change in unrealized appreciation (depreciation)	34,424,291	10,844,048

Net realized and unrealized gain (loss)	25,156,168	13,651,926

Net increase (decrease) in net assets resulting from operations	$29,441,865	$16,428,676

(a) Withholding tax:	$—	$72,653
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$48,776
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$(46,726)

85	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alternative Allocation Fundπ		Benchmark- Free Allocation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,029,608	$5,552,921	$45,431,666	$207,104,046

Net realized gain (loss)	784,761	2,085,159	59,380,180	(114,635,427)

Change in net unrealized appreciation (depreciation)	(2,207,434)	628,139	67,504,444	301,807,837

Net increase (decrease) in net assets from operations	606,935	8,266,219	172,316,290	394,276,456

Distributions to shareholders:

Class III	—	—	(1,774,144)	(65,792,550)

Class IV	—	—	(1,785,847)	(61,157,345)

Class VI	(250,239)	(2,188,056)	—	—

Class MF	—	—	— *	(53,048,013)

Class R6	(27)	(272)	(583,075)	(16,428,028)

Class I	(606,672)	(6,812,364)	(650,130)	(16,103,355)

Total distributions	(856,938)	(9,000,692)	(4,793,196)	(212,529,291)

Net share transactions (Note 9):

Class III	—	—	(154,488,868)	(538,139,902)

Class IV	—	—	(94,462,525)	(336,350,615)

Class VI	2,092,188	(3,947,149)	—	—

Class MF	—	—	(799,411,262)*	(336,741,850)

Class R6	3,819	1,283	(4,644,417)	5,370,855

Class I	(5,120,278)	(2,241,663)	11,496,334	37,604,120

Increase (decrease) in net assets resulting from net share transactions	(3,024,271)	(6,187,529)	(1,041,510,738)	(1,168,257,392)

Total increase (decrease) in net assets	(3,274,274)	(6,922,002)	(873,987,644)	(986,510,227)

Net assets:

Beginning of period	188,750,008	195,672,010	3,417,155,716	4,403,665,943

End of period	$185,475,734	$188,750,008	$2,543,168,072	$3,417,155,716

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$27,277,594	$52,507,170	$3,233,231	$15,137,562

Net realized gain (loss)	60,292,181	10,437,896	(2,352,081)	(1,992,243)

Change in net unrealized appreciation (depreciation)	577,896	66,295,044	25,769,938	31,172,616

Net increase (decrease) in net assets from operations	88,147,671	129,240,110	26,651,088	44,317,935

Distributions to shareholders:

Class III	(18,077,728)	(60,571,398)	(459,862)	(17,346,345)

Class R6	—	—	(10,204)	(1,117,067)

Class I	—	—	(11,725)	(721,894)

Total distributions	(18,077,728)	(60,571,398)	(481,791)	(19,185,306)

Net share transactions (Note 9):

Class III	(94,779,645)	(129,859,372)	2,896,160	4,796,533

Class R6	—	—	(2,010,293)	(12,455,948)

Class I	—	—	(632,392)	(2,197,145)

Increase (decrease) in net assets resulting from net share transactions	(94,779,645)	(129,859,372)	253,475	(9,856,560)

Total increase (decrease) in net assets	(24,709,702)	(61,190,660)	26,422,772	15,276,069

Net assets:

Beginning of period	1,091,521,941	1,152,712,601	355,395,606	340,119,537

End of period	$1,066,812,239	$1,091,521,941	$381,818,378	$355,395,606

87	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$585,808	$2,556,264	$6,278,184	$26,934,290

Net realized gain (loss)	303,590	2,383,136	(11,583,622)	(4,880,033)

Change in net unrealized appreciation (depreciation)	6,377,443	6,778,447	69,709,576	94,272,749

Net increase (decrease) in net assets from operations	7,266,841	11,717,847	64,404,138	116,327,006

Distributions to shareholders:

Class III	(434,557)	(4,118,075)	(1,691,257)	(35,740,752)

Class R6	—	—	(122,017)	(2,159,378)

Class I	—	—	(11,425)	(842,829)

Total distributions	(434,557)	(4,118,075)	(1,824,699)	(38,742,959)

Net share transactions (Note 9):

Class III	429,913	(3,937,103)	(108,400,125)	50,483,647

Class R6	—	—	400,496	2,527,389

Class I	—	—	(6,854,800)	5,151,291

Increase (decrease) in net assets resulting from net share transactions	429,913	(3,937,103)	(114,854,429)	58,162,327

Total increase (decrease) in net assets	7,262,197	3,662,669	(52,274,990)	135,746,374

Net assets:

Beginning of period	70,655,123	66,992,454	735,314,910	599,568,536

End of period	$77,917,320	$70,655,123	$683,039,920	$735,314,910

See accompanying notes to the financial statements.	88

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Implementation Fundß		International Developed Equity Allocation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$65,507,379	$163,788,608	$3,851,692	$16,169,629

Net realized gain (loss)	121,265,848	94,813,492	(2,787,710)	(2,694,469)

Change in net unrealized appreciation (depreciation)	(9,884,387)	125,071,332	30,248,906	25,528,149

Net increase (decrease) in net assets from operations	176,888,840	383,673,432	31,312,888	39,003,309

Distributions to shareholders:

Core Class	(53,003,614)	(206,158,943)	—	—

Class III	—	—	(197,878)	(15,690,639)

Class R6	—	—	(148,413)	(502,850)

Total distributions	(53,003,614)	(206,158,943)	(346,291)	(16,193,489)

Net share transactions (Note 9):

Core Class	(912,467,714)	(683,971,651)	—	—

Class III	—	—	(108,677,104)	15,964,456

Class R6	—	—	112,608,642	(471,148)

Increase (decrease) in net assets resulting from net share transactions	(912,467,714)	(683,971,651)	3,931,538	15,493,308

Total increase (decrease) in net assets	(788,582,488)	(506,457,162)	34,898,135	38,303,128

Net assets:

Beginning of period	3,229,426,030	3,735,883,192	265,502,971	227,199,843

End of period	$2,440,843,542	$3,229,426,030	$300,401,106	$265,502,971

ß	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Strategic Opportunities Allocation Fund

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,285,697	$21,512,750	$2,776,750	$10,022,153

Net realized gain (loss)	(9,268,123)	(25,229,674)	2,807,878	3,714,125

Change in net unrealized appreciation (depreciation)	34,424,291	55,338,170	10,844,048	14,430,866

Net increase (decrease) in net assets from operations	29,441,865	51,621,246	16,428,676	28,167,144

Distributions to shareholders:

Class III	(953,071)	(6,390,915)	(1,067,307)	(12,552,752)

Class R6	(2,603,445)	(14,758,050)	—	—

Total distributions	(3,556,516)	(21,148,965)	(1,067,307)	(12,552,752)

Net share transactions (Note 9):

Class III	(6,837,444)	(213,964,476)	(30,246,544)	12,915,819

Class R6	(9,275,456)	(3,123,289)	—	—

Increase (decrease) in net assets resulting from net share transactions	(16,112,900)	(217,087,765)	(30,246,544)	12,915,819

Total increase (decrease) in net assets	9,772,449	(186,615,484)	(14,885,175)	28,530,211

Net assets:

Beginning of period	305,526,708	492,142,192	218,033,788	189,503,577

End of period	$315,299,157	$305,526,708	$203,148,613	$218,033,788

See accompanying notes to the financial statements.	90

GMO Trust Funds

Statements of Cash Flows —Six Months Ended August 31, 2024

	Alternative Allocation Fund (Unaudited)π	Benchmark- Free Fund (Unaudited)	Implementation Fund (Unaudited)ß	Strategic Opportunities Allocation Fund (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$606,935	$88,147,671	$176,888,840	$16,428,676

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	2,207,434	(577,896)	9,884,387	(10,844,048)
Net realized (gain) loss	(784,761)	(60,292,181)	(121,265,848)	(2,807,878)
Cost of purchase of investments held long	(612,467,604)	(593,063,159)	(1,442,787,994)	(31,783,951)
Cost of purchase of investments held short	(222,771,458)	(74,980,517)	(441,719,862)	(12,459,437)
Proceeds from sale of investments held long	566,982,829	670,779,362	2,512,845,921	61,371,611
Proceeds of sales to securities sold short	239,735,191	62,499,188	209,329,779	9,192,545
Net accretion of discount and amortization of premium	31,718	(1,812,250)	(4,406,178)	(52,829)
Short-term investments, net	40,134,777	(16,566,808)	38,482,543	890,065
Realized gain distributions from affiliated issuers	—	—	—	1,383,190
Cash flows related to derivative transactions:
Futures contracts	(7,058,267)	823,050	(20,932,456)	—
Written option contracts	1,531,502	—	473,657	—
Swap contracts	(6,161,259)	(379,570)	(92,187)	(26,338)
Forward currency contracts	3,170,011	—	6,763,612	—
Foreign currency and foreign currency related transactions	68,749	(373,848)	(948,149)	(3,278)
Change in assets and liabilities:
(Increase) decrease in due from broker	(575,697)	(2,887)	32,527,886	—
(Increase) decrease in dividends and interest receivable	(227,570)	(392,472)	1,195,136	5,503
(Increase) decrease in dividend tax withholding	1,872	(111,189)	(119,133)	(2,107)
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	56,992	4,009	8,171	4,311
(Increase) decrease in interest receivable for open OTC swap contracts	377,455	—	42,122	—
(Increase) decrease in receivable for closed swap contracts	28,991	—	389,647	—
(Increase) decrease in foreign capital gains tax refund receivable	—	9,001	29,414	—
(Increase) decrease in receivable from liquidated underlying funds	450,743	—	—	—
(Increase) decrease in EU tax reclaims receivable	—	—	165,370	—
Increase (decrease) in payable to affiliate for:
Management fee	6,156	—	—	—
Shareholder service fee	1,180	—	—	—
Increase (decrease) in due to custodian	—	(63,920)	413,663	23,311
Increase (decrease) in due to broker	—	—	8,196	—
Increase (decrease) in dividends and interest payable	(7,226)	54,695	(101,582)	8,046
Increase (decrease) in payable for closed swap contracts	418,108	(1,073)	(537,199)	—
Increase (decrease) in payable to Trustees and related expenses	(930)	(5,506)	(3,629)	(972)
Increase (decrease) in interest payable for OTC swap contracts^	(341,381)	—	(33,342)	—
Increase (decrease) in payable for cash collateral from securities loaned	—	(834,927)	(2,617,492)	—
Increase (decrease) in accrued expenses	106,110	71,381	142,602	9,873

Net cash provided by (used in) operating activities	5,520,600	72,930,154	954,025,895	31,336,293

Cash flows from financing activities:
Proceeds from shares sold	12,899,359	20,120,000	73,887,334	—
Shares repurchased	(16,396,798)	(92,813,708)	(1,029,792,379)	(31,034,256)
Cash distributions paid	(308,506)	(565,362)	—	(328,288)

Net cash provided by (used in) financing activities	(3,805,945)	(73,259,070)	(955,905,045)	(31,362,544)

Net increase (decrease) in cash	1,714,655	(328,916)	(1,879,150)	(26,251)
Cash, beginning of period	650,543	844,936	2,971,218	79,599

Cash, end of period	$2,365,198	$516,020	$1,092,068	$53,348

Supplemental disclosure of cash flow information:
Cash paid during the period for:

91	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows —Six Months Ended August 31, 2024 — (Continued)

	Alternative Allocation Fund (Unaudited)π	Benchmark- Free Fund (Unaudited)	Implementation Fund (Unaudited)ß	Strategic Opportunities Allocation Fund (Unaudited)
^ Interest on swap contracts	$1,193,263	$—	$—	$—

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.
ß	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUNDπ

	Class VI Shares

	Six Months Ended August 31, 2024		Year Ended February 28/29,					Period from May 1, 2019 (commencement of operations) through February 29,
	(Unaudited)		2024		2023	2022	2021	2020

Net asset value, beginning of period	$18.40		$18.49		$18.08	$18.99	$19.45	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22		0.58	(b)	0.26	0.05	(0.02)	0.15

Net realized and unrealized gain (loss)	(0.13)		0.28		0.32	(0.23)	0.03 (c)	(0.18)

Total from investment operations	0.09		0.86		0.58	(0.18)	0.01	(0.03)

Less distributions to shareholders:

From net investment income	(0.10)		(0.95)		—	—	(0.47)	(0.06)

From net realized gains	—		—		(0.17)	(0.73)	—	(0.46)

Total distributions	(0.10)		(0.95)		(0.17)	(0.73)	(0.47)	(0.52)

Net asset value, end of period	$18.39		$18.40		$18.49	$18.08	$18.99	$19.45

Total Return(d)	0.47	%**	4.68	%(e)	3.25%	(0.99)%	0.01%	(0.21	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$47,395		$45,347		$49,257	$130,896	$230,386	$200,812

Net operating expenses to average daily net assets(f)	0.82	%*	0.82%		0.81%	0.80%	0.76%	0.77	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.07	%*	0.85%		0.61%	0.51%	0.49%	0.29	%*

Total net expenses to average daily net assets(f)	1.89	%*	1.67%		1.42%	1.31%	1.25%	1.05	%*

Net investment income (loss) to average daily net assets(a)	2.36	%*	3.15	%(b)	1.44%	0.29%	(0.10)%	0.88	%*

Portfolio turnover rate(h)	489	%**	514%		337%	572%	410%	243	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.32	%*	0.34%		0.35%	0.17%	0.15%	0.27	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$115,562
2.90%
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	572%	411%	250%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,					Period from July 31, 2020 (commencement of operations) through February 28,
			2024		2023	2022		2021
Net asset value, beginning of period	$18.50		$18.58		$18.18	$18.95		$19.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.20		0.56	(b)	0.23	(0.00	)(c)	(0.03)

Net realized and unrealized gain (loss)	(0.13)		0.29		0.34	(0.04)		0.07	(d)

Total from investment operations	0.07		0.85		0.57	(0.04)		0.04

Less distributions to shareholders:

From net investment income	(0.08)		(0.93)		—	—		(0.42)

From net realized gains	—		—		(0.17)	(0.73)		—

Total distributions	(0.08)		(0.93)		(0.17)	(0.73)		(0.42)

Net asset value, end of period	$18.49		$18.50		$18.58	$18.18		$18.95

Total Return(e)	0.36	%**	4.60	%(f)	3.17%	(0.23)%		0.16	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$10		$6		$4	$22		$478

Net operating expenses to average daily net assets(g)	0.99	%*	0.98%		0.98%	0.97%		0.93	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	1.10	%*	0.85%		0.61%	0.58%		0.53	%*

Total net expenses to average daily net assets(g)	2.09	%*	1.83%		1.59%	1.55%		1.46	%*

Net investment income (loss) to average daily net assets(a)	2.16	%*	2.98	%(b)	1.27%	0.01%		(0.26	)%*

Portfolio turnover rate(i)	489	%**	514%		337%	572%		410	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.31	%*	0.32%		0.35%	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$ 13
2.71%

(c)	Rounds to less than $0.01.
(d)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.24%

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	572%	411%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,					Period from September 4, 2019 (commencement of operations) through February 29,
			2024		2023	2022	2021	2020

Net asset value, beginning of period	$18.26		$18.37		$18.01	$18.96	$19.44	$20.18

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.53	(b)	0.23	0.01	(0.09)	0.10

Net realized and unrealized gain (loss)	(0.13)		0.27		0.30	(0.23)	0.04 (c)	(0.33)

Total from investment operations	0.06		0.80		0.53	(0.22)	(0.05)	(0.23)

Less distributions to shareholders:

From net investment income	(0.08)		(0.91)		—	—	(0.43)	(0.05)

From net realized gains	—		—		(0.17)	(0.73)	—	(0.46)

Total distributions	(0.08)		(0.91)		(0.17)	(0.73)	(0.43)	(0.51)

Net asset value, end of period	$18.24		$18.26		$18.37	$18.01	$18.96	$19.44

Total Return(d)	0.32	%**	4.38	%(e)	2.98%	(1.21)%	(0.30)%	(1.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$138,072		$143,397		$146,410	$148,247	$268,473	$34,229

Net operating expenses to average daily net assets(f)	1.10	%*	1.10%		1.08%	1.07%	1.02%	1.02	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.07	%*	0.85%		0.60%	0.50%	0.51%	0.23	%*

Total net expenses to average daily net assets(f)	2.17	%*	1.95%		1.68%	1.57%	1.53%	1.25	%*

Net investment income (loss) to average daily net assets(a)	2.09	%*	2.87	%(b)	1.31%	0.06%	(0.44)%	0.98	%*

Portfolio turnover rate(h)	489	%**	514%		337%	572%	410%	243	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.35	%*	0.35%		0.37%	0.19%	0.15%	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$352,330
2.62%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.24%

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	572%	411%	250%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$26.01		$24.89	$25.56	$25.97	$25.53	$26.36

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.45		1.21	0.73	0.57	0.40	0.83

Net realized and unrealized gain (loss)	1.24		1.37	(0.63)	(0.35)	0.98	(0.75)

Total from investment operations	1.69		2.58	0.10	0.22	1.38	0.08

Less distributions to shareholders:

From net investment income	(0.05)		(1.46)	(0.77)	(0.63)	(0.78)	(0.90)

From net realized gains	—		—	—	—	(0.16)	(0.01)

Total distributions	(0.05)		(1.46)	(0.77)	(0.63)	(0.94)	(0.91)

Net asset value, end of period	$27.65		$26.01	$24.89	$25.56	$25.97	$25.53

Total Return(b)	6.50	%**	10.46%	0.50%	0.86%	5.60%	0.11%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$979,954		$1,072,341	$1,546,717	$1,726,440	$2,227,712	$3,785,568

Net expenses to average daily net assets(c)	0.77	%*	0.75%	0.74%	0.75%	0.70%	0.66%

Net investment income (loss) to average daily net assets(a)	3.32	%*	4.77%	3.00%	2.15%	1.59%	3.12%

Portfolio turnover rate	6	%**	15%	19%	7%	20%	10%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.05	%*	0.06%	0.08%	0.06%	0.11%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$26.02		$24.89	$25.56	$25.96	$25.53	$26.35

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.49		1.36	0.80	0.49	0.43	0.83

Net realized and unrealized gain (loss)	1.21		1.25	(0.68)	(0.25)	0.96	(0.73)

Total from investment operations	1.70		2.61	0.12	0.24	1.39	0.10

Less distributions to shareholders:

From net investment income	(0.06)		(1.48)	(0.79)	(0.64)	(0.80)	(0.91)

From net realized gains	—		—	—	—	(0.16)	(0.01)

Total distributions	(0.06)		(1.48)	(0.79)	(0.64)	(0.96)	(0.92)

Net asset value, end of period	$27.66		$26.02	$24.89	$25.56	$25.96	$25.53

Total Return(b)	6.52	%**	10.57%	0.55%	0.93%	5.61%	0.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$850,005		$892,278	$1,182,069	$1,388,080	$1,965,528	$2,085,324

Net expenses to average daily net assets(c)	0.72	%*	0.70%	0.69%	0.70%	0.66%	0.61%

Net investment income (loss) to average daily net assets(a)	3.63	%*	5.33%	3.26%	1.85%	1.73%	3.12%

Portfolio turnover rate	6	%**	15%	19%	7%	20%	10%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.05	%*	0.06%	0.08%	0.06%	0.10%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from May 1, 2020 (commencement of operations) through February 28,
			2024	2023	2022	2021

Net asset value, beginning of period	$25.99		$24.87	$25.54	$25.95	$23.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.49		1.40	0.77	0.55	0.24

Net realized and unrealized gain (loss)	1.19		1.19	(0.66)	(0.33)	2.72

Total from investment operations	1.68		2.59	0.11	0.22	2.96

Less distributions to shareholders:

From net investment income	(0.05)		(1.47)	(0.78)	(0.63)	(0.80)

From net realized gains	—		—	—	—	(0.16)

Total distributions	(0.05)		(1.47)	(0.78)	(0.63)	(0.96)

Net asset value, end of period	$27.62		$25.99	$24.87	$25.54	$25.95

Total Return(b)	6.47	%**	10.50%	0.51%	0.86%	12.55	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$314,250		$300,343	$281,802	$273,491	$310,687

Net expenses to average daily net assets(c)	0.77	%*	0.75%	0.74%	0.75%	0.74	%*

Net investment income (loss) to average daily net assets(a)	3.60	%*	5.48%	3.16%	2.06%	1.16	%*

Portfolio turnover rate	6	%**	15%	19%	7%	20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.05	%*	0.06%	0.08%	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from August 8, 2019 (commencement of operations) through February 29,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$25.99		$24.86	$25.53	$25.95	$25.52	$26.24

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.48		1.31	0.70	0.63	0.33	1.10

Net realized and unrealized gain (loss)	1.18		1.26	(0.62)	(0.44)	1.02	(0.93)

Total from investment operations	1.66		2.57	0.08	0.19	1.35	0.17

Less distributions to shareholders:

From net investment income	(0.04)		(1.44)	(0.75)	(0.61)	(0.76)	(0.89)

From net realized gains	—		—	—	—	(0.16)	—

Total distributions	(0.04)		(1.44)	(0.75)	(0.61)	(0.92)	(0.89)

Net asset value, end of period	$27.61		$25.99	$24.86	$25.53	$25.95	$25.52

Total Return(b)	6.41	%**	10.43%	0.38%	0.77%	5.47%	0.48	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$398,959		$364,292	$313,322	$365,107	$324,819	$98,453

Net expenses to average daily net assets(c)	0.88	%*	0.85%	0.84%	0.85%	0.81%	0.74	%*

Net investment income (loss) to average daily net assets(a)	3.54	%*	5.14%	2.85%	2.38%	1.30%	7.22	%*

Portfolio turnover rate	6	%**	15%	19%	7%	20%	10	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.05	%*	0.07%	0.09%	0.07%	0.10%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$18.93		$17.79	$18.85	$19.48	$18.88	$19.56

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.49		0.88	0.86	0.63	0.52	0.72

Net realized and unrealized gain (loss)	1.09		1.34	(0.98)	(0.39)	0.71	(0.59)

Total from investment operations	1.58		2.22	(0.12)	0.24	1.23	0.13

Less distributions to shareholders:

From net investment income	(0.34)		(1.08)	(0.94)	(0.87)	(0.63)	(0.81)

Total distributions	(0.34)		(1.08)	(0.94)	(0.87)	(0.63)	(0.81)

Net asset value, end of period	$20.17		$18.93	$17.79	$18.85	$19.48	$18.88

Total Return(b)	8.36	%**	12.54%	(0.40)%	1.21%	6.64%	0.41%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,066,812		$1,091,522	$1,152,713	$1,613,854	$2,158,496	$2,583,930

Net operating expenses to average daily net assets(c)	0.04	%*	0.04%	0.06%	0.03%	0.04%	0.02%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.41	%*	0.43%	0.35%	0.26%	0.08%	0.03%

Total net expenses to average daily net assets(c)	0.45	%*	0.47%	0.41%	0.29%	0.12%	0.05%

Net investment income (loss) to average daily net assets(a)	4.95	%*	4.79%	4.85%	3.19%	2.86%	3.64%

Portfolio turnover rate(e)	54	%**	100%	107%	138%	145%	50%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.07%	0.06%	0.07%	0.05%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	64%	110%	114%	145%	151%	52%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$32.17		$29.92		$32.86		$34.92		$31.50		$31.47

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.29		1.35	(b)	0.82		0.96		0.88		1.08

Net realized and unrealized gain (loss)	2.12		2.64		(2.67)		(0.90)		3.91		0.29

Total from investment operations	2.41		3.99		(1.85)		0.06		4.79		1.37

Less distributions to shareholders:

From net investment income	(0.04)		(1.74)		(1.09)		(2.12)		(1.37)		(1.34)

Total distributions	(0.04)		(1.74)		(1.09)		(2.12)		(1.37)		(1.34)

Net asset value, end of period	$34.54		$32.17		$29.92		$32.86		$34.92		$31.50

Total Return(c)	7.51	%**	13.44	%(d)	(5.48)%		(0.10)%		15.39%		4.12%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$361,455		$333,837		$306,276		$585,212		$692,580		$1,539,522

Net expenses to average daily net assets(e)	0.01	%*	0.01%		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Net investment income (loss) to average daily net assets(a)	1.75	%*	4.36	%(b)	2.72%		2.68%		2.78%		3.32%

Portfolio turnover rate(g)	6	%**	16%		31%		27%		30%		27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.05%		0.03%		0.01%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$277,099
4.27%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	6%	16%	32%	31%	41%	28%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,							Period from September 30, 2019 (commencement of operations) through February 29,
			2024		2023		2022		2021	2020

Net asset value, beginning of period	$32.15		$29.90		$32.84		$34.93		$31.50	$32.56

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		1.49	(b)	0.84		0.51		0.93	0.86

Net realized and unrealized gain (loss)	2.13		2.50		(2.69)		(0.48)		3.87	(0.71)

Total from investment operations	2.40		3.99		(1.85)		0.03		4.80	0.15

Less distributions to shareholders:

From net investment income	(0.04)		(1.74)		(1.09)		(2.12)		(1.37)	(1.21)

Total distributions	(0.04)		(1.74)		(1.09)		(2.12)		(1.37)	(1.21)

Net asset value, end of period	$34.51		$32.15		$29.90		$32.84		$34.93	$31.50

Total Return(c)	7.48	%**	13.44	%(d)	(5.48)%		(0.19)%		15.42%	0.22	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$7,971		$9,387		$20,440		$26,148		$183,052	$17,888

Net expenses to average daily net assets(e)	0.01	%*	0.01%		0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)

Net investment income (loss) to average daily net assets(a)	1.61	%*	4.81	%(b)	2.80%		1.44%		2.78%	6.23	%*

Portfolio turnover rate(g)	6	%**	16%		31%		27%		30%	27	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.05%		0.02%		0.02%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$16,162
4.72%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	6%	16%	32%	31%	41%	28%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from January 6, 2021 (commencement of operations) through February 28,
			2024		2023	2022	2021

Net asset value, beginning of period	$32.17		$29.92		$32.87	$34.92	$34.71

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		1.32	(b)	1.07	0.87	(0.01)

Net realized and unrealized gain (loss)	2.12		2.64		(2.96)	(0.84)	0.22

Total from investment operations	2.39		3.96		(1.89)	0.03	0.21

Less distributions to shareholders:

From net investment income	(0.03)		(1.71)		(1.06)	(2.08)	—

Total distributions	(0.03)		(1.71)		(1.06)	(2.08)	—

Net asset value, end of period	$34.53		$32.17		$29.92	$32.87	$34.92

Total Return(c)	7.44	%**	13.32	%(d)	(5.60)%	(0.18)%	0.61	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$12,392		$12,171		$13,403	$12,621	$20,497

Net expenses to average daily net assets(e)	0.12	%*	0.11%		0.10%	0.10%	0.11%

Net investment income (loss) to average daily net assets(a)	1.61	%*	4.28	%(b)	3.59%	2.41%	(0.10	)%*

Portfolio turnover rate(f)	6	%**	16%		31%	27%	30	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.06%		0.08%	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$11,720
4.19%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	6%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$24.58		$21.80	$24.43	$25.79		$20.87		$21.20

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.20		0.85	0.65	1.00		0.75		0.25

Net realized and unrealized gain (loss)	2.32		3.39	(1.78)	0.94		5.12		0.42

Total from investment operations	2.52		4.24	(1.13)	1.94		5.87		0.67

Less distributions to shareholders:

From net investment income	(0.15)		(1.46)	(0.66)	(2.08)		(0.95)		(0.74)

From net realized gains	—		—	(0.84)	(1.22)		—		(0.26)

Total distributions	(0.15)		(1.46)	(1.50)	(3.30)		(0.95)		(1.00)

Net asset value, end of period	$26.95		$24.58	$21.80	$24.43		$25.79		$20.87

Total Return(b)	10.28	%**	19.71%	(3.94)%	6.80%		28.41%		2.87%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$77,917		$70,655	$66,992	$86,810		$88,154		$73,383

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)

Net investment income (loss) to average daily net assets(a)	1.58	%*	3.71%	3.00%	3.61%		3.39%		1.16%

Portfolio turnover rate	5	%**	20%	37%	19%		25%		21%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.07%	0.10%	0.05%		0.06%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$27.79		$24.57	$28.45	$29.91		$24.37		$24.63

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		1.09	0.87	1.18		0.88		0.83

Net realized and unrealized gain (loss)	2.42		3.65	(2.92)	(0.28)		5.75		(0.16)

Total from investment operations	2.68		4.74	(2.05)	0.90		6.63		0.67

Less distributions to shareholders:

From net investment income	(0.08)		(1.52)	(1.01)	(2.35)		(1.09)		(0.93)

From net realized gains	—		—	(0.82)	(0.01)		—		—

Total distributions	(0.08)		(1.52)	(1.83)	(2.36)		(1.09)		(0.93)

Net asset value, end of period	$30.39		$27.79	$24.57	$28.45		$29.91		$24.37

Total Return(b)	9.66	%**	19.52%	(6.66)%	2.49%		27.51%		2.36%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$631,854		$682,157	$560,287	$1,571,153		$1,638,868		$1,456,064

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)

Net investment income (loss) to average daily net assets(a)	1.78	%*	4.19%	3.51%	3.69%		3.44%		3.26%

Portfolio turnover rate	11	%**	25%	35%	20%		20%		20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.02%	0.01%		0.01%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,				Period from July 15, 2020 (commencement of operations) through February 28,
			2024	2023	2022		2021

Net asset value, beginning of period	$27.78		$24.57	$28.46	$29.91		$25.19

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		1.13	0.69	1.19		0.81

Net realized and unrealized gain (loss)	2.42		3.60	(2.75)	(0.28)		4.96

Total from investment operations	2.69		4.73	(2.06)	0.91		5.77

Less distributions to shareholders:

From net investment income	(0.08)		(1.52)	(1.01)	(2.35)		(1.05)

From net realized gains	—		—	(0.82)	(0.01)		—

Total distributions	(0.08)		(1.52)	(1.83)	(2.36)		(1.05)

Net asset value, end of period	$30.39		$27.78	$24.57	$28.46		$29.91

Total Return(b)	9.70	%**	19.48%	(6.69)%	2.52%		23.14	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$45,701		$41,403	$34,289	$7,065		$6,781

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.00	%(d)	0.00	%(d) *

Net investment income (loss) to average daily net assets(a)	1.88	%*	4.35%	2.77%	3.74%		4.70	%*

Portfolio turnover rate	11	%**	25%	35%	20%		20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.03%	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,			Period from August 17, 2020 (commencement of operations) through February 28,
			2024	2023	2022	2021

Net asset value, beginning of period	$27.76		$24.56	$28.44	$29.91	$26.14

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.23		1.69	0.90	1.17	0.90

Net realized and unrealized gain (loss)	2.43		3.02	(2.97)	(0.31)	3.91

Total from investment operations	2.66		4.71	(2.07)	0.86	4.81

Less distributions to shareholders:

From net investment income	(0.06)		(1.51)	(0.99)	(2.32)	(1.04)

From net realized gains	—		—	(0.82)	(0.01)	—

Total distributions	(0.06)		(1.51)	(1.81)	(2.33)	(1.04)

Net asset value, end of period	$30.36		$27.76	$24.56	$28.44	$29.91

Total Return(b)	9.60	%**	19.37%	(6.74)%	2.37%	18.64	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$5,485		$11,755	$4,992	$2,615	$2,233

Net expenses to average daily net assets(c)	0.12	%*	0.11%	0.11%	0.10%	0.10	%*

Net investment income (loss) to average daily net assets(a)	1.59	%*	6.43%	3.66%	3.67%	5.95	%*

Portfolio turnover rate	11	%**	25%	35%	20%	20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%*	0.03%	0.02%	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUNDb

	Core Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$12.90		$12.28		$12.54		$12.70		$12.74		$13.22

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.57		0.50	(b)	0.38		0.35		0.49

Net realized and unrealized gain (loss)	0.55		0.81		(0.33)		(0.13)		(0.11)		(0.43)

Total from investment operations	0.89		1.38		0.17		0.25		0.24		0.06

Less distributions to shareholders:

From net investment income	(0.29)		(0.76)		(0.43)		(0.41)		(0.28)		(0.54)

Total distributions	(0.29)		(0.76)		(0.43)		(0.41)		(0.28)		(0.54)

Net asset value, end of period	$13.50		$12.90		$12.28		$12.54		$12.70		$12.74

Total Return(c)	7.00	%**	11.44%		1.52	%(d)	2.02%		1.95%		0.25%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,440,844		$3,229,426		$3,735,883		$4,681,226		$5,970,367		$7,114,306

Net operating expenses to average daily net assets(e)	0.02	%*	0.02%		0.02%		0.00	%(f)	0.01%		0.00	%(f)

Interest and/or dividend expenses to average daily net assets(g)	0.39	%*	0.42%		0.36%		0.32%		0.15%		0.06%

Total net expenses to average daily net assets(e)	0.41	%*	0.44%		0.38%		0.32%		0.16%		0.06%

Net investment income (loss) to average daily net assets(a)	5.17	%*	4.54%		4.15	%(b)	2.95%		2.89%		3.65%

Portfolio turnover rate(h)	74	%**	127%		118%		194%		189%		97%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(i) *	0.04	%(i)	0.06%		0.06	%(i)	0.06	%(i)	0.05	%(i)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	76%	134%	125%	200%	196%	100%

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUND (continued)b

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2024		Year Ended February 28/29,
	(Unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$16.64		$15.14	$16.35		$16.95		$14.52		$14.75

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.21		1.06	0.61		1.05		0.61		0.49

Net realized and unrealized gain (loss)	1.73		1.51	(1.18)		(0.51)		2.56		(0.12)

Total from investment operations	1.94		2.57	(0.57)		0.54		3.17		0.37

Less distributions to shareholders:

From net investment income	(0.02)		(1.07)	(0.60)		(1.09)		(0.74)		(0.60)

From net realized gains	—		—	(0.04)		(0.05)		0.00		0.00

Total distributions	(0.02)		(1.07)	(0.64)		(1.14)		(0.74)		(0.60)

Net asset value, end of period	$18.56		$16.64	$15.14		$16.35		$16.95		$14.52

Total Return(b)	11.67	%**	17.08%	(3.23)%		2.88%		22.02%		2.14%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$171,046		$257,184	$219,167		$222,308		$217,129		$297,463

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

Net investment income (loss) to average daily net assets(a)	2.38	%*	6.65%	4.14%		5.82%		4.20%		3.25%

Portfolio turnover rate	8	%**	21%	9%		18%		17%		11%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.05%	0.08%		0.05%		0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,					Period from January 22, 2021 (commencement of operations) through February 28,
			2024	2023		2022		2021

Net asset value, beginning of period	$16.63		$15.14	$16.35		$16.95		$17.08

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.30		1.02	0.61		1.02		(0.00	)(b)

Net realized and unrealized gain (loss)	1.65		1.54	(1.18)		(0.48)		(0.13)

Total from investment operations	1.95		2.56	(0.57)		0.54		(0.13)

Less distributions to shareholders:

From net investment income	(0.02)		(1.07)	(0.60)		(1.09)		—

From net realized gains	—		—	(0.04)		(0.05)		—

Total distributions	(0.02)		(1.07)	(0.64)		(1.14)		—

Net asset value, end of period	$18.56		$16.63	$15.14		$16.35		$16.95

Total Return(c)	11.74	%**	17.01%	(3.23)%		2.88%		(0.76	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$129,355		$8,319	$8,033		$8,268		$8,254

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.00	%(e)	0.00	%(e)	0.01	%*

Net investment income (loss) to average daily net assets(a)	3.38	%*	6.38%	4.13%		5.66%		(0.01	)%*

Portfolio turnover rate	8	%**	21%	9%		18%		17	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.05%	0.08%		0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$27.93		$25.48	$29.43	$32.31		$27.45		$28.09

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.41		1.33	1.24	1.64		1.24		1.02

Net realized and unrealized gain (loss)	2.39		3.08	(3.96)	(2.59)		4.91		(0.46)

Total from investment operations	2.80		4.41	(2.72)	(0.95)		6.15		0.56

Less distributions to shareholders:

From net investment income	(0.35)		(1.96)	(1.23)	(1.93)		(1.29)		(1.20)

Total distributions	(0.35)		(1.96)	(1.23)	(1.93)		(1.29)		(1.20)

Net asset value, end of period	$30.38		$27.93	$25.48	$29.43		$32.31		$27.45

Total Return(b)	10.05	%**	17.53%	(9.05)%	(3.37)%		22.67%		1.62%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$84,368		$84,238	$286,725	$437,139		$598,701		$646,622

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)

Net investment income (loss) to average daily net assets(a)	2.76	%*	5.01%	4.81%	4.90%		4.40%		3.55%

Portfolio turnover rate	11	%**	21%	11%	18%		16%		7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%	0.03%	0.02%		0.02%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 28/29,						Period from August 30, 2019 (commencement of operations) through February 29,
			2024	2023	2022		2021		2020

Net asset value, beginning of period	$27.91		$25.47	$29.42	$32.30		$27.44		$27.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.41		1.80	1.30	1.74		1.29		1.14

Net realized and unrealized gain (loss)	2.40		2.60	(4.02)	(2.69)		4.86		0.33

Total from investment operations	2.81		4.40	(2.72)	(0.95)		6.15		1.47

Less distributions to shareholders:

From net investment income	(0.35)		(1.96)	(1.23)	(1.93)		(1.29)		(1.10)

Total distributions	(0.35)		(1.96)	(1.23)	(1.93)		(1.29)		(1.10)

Net asset value, end of period	$30.37		$27.91	$25.47	$29.42		$32.30		$27.44

Total Return(b)	10.09	%**	17.49%	(9.05)%	(3.37)%		22.68%		5.04	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$230,931		$221,289	$205,417	$242,178		$262,853		$210,223

Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d) *

Net investment income (loss) to average daily net assets(a)	2.79	%*	6.74%	5.08%	5.20%		4.56%		7.83	%*

Portfolio turnover rate	11	%**	21%	11%	18%		16%		7	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%	0.03%	0.02%		0.02%		0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months
	Ended
	August 31,
	2024		Year Ended February 28/29,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$16.80		$15.57	$17.91	$21.56	$18.98	$19.48

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.24		0.79	0.63	0.59	0.54	0.67

Net realized and unrealized gain (loss)	1.13		1.44	(1.46)	0.32	2.93	(0.11)

Total from investment operations	1.37		2.23	(0.83)	0.91	3.47	0.56

Less distributions to shareholders:

From net investment income	(0.09)		(1.00)	(0.85)	(1.22)	(0.71)	(0.77)

From net realized gains	—		—	(0.66)	(3.34)	(0.18)	(0.29)

Total distributions	(0.09)		(1.00)	(1.51)	(4.56)	(0.89)	(1.06)

Net asset value, end of period	$18.08		$16.80	$15.57	$17.91	$21.56	$18.98

Total Return(b)	8.19	%**	14.44%	(4.08)%	3.57%	18.66%	2.57%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$203,149		$218,034	$189,504	$236,452	$579,796	$773,438

Net operating expenses to average daily net assets(c)	0.01	%*	0.02%	0.02%	0.01%	0.01%	0.01%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.38	%*	0.37%	0.32%	0.26%	0.07%	0.03%

Total net expenses to average daily net assets(c)	0.39	%*	0.39%	0.34%	0.27%	0.08%	0.04%

Net investment income (loss) to average daily net assets(a)	2.71	%*	4.88%	3.91%	2.71%	2.85%	3.35%

Portfolio turnover rate(e)	25	%**	52%	74%	95%	61%	36%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.12%	0.15%	0.14%	0.07%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 29,	February 28,	February 28,	February 28,	February 29,
	2024	2024	2023	2022	2021	2020
Portfolio turnover rate including transactions in USTF	25%	57%	72%	122%	80%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2024 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

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Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation. Alternative Allocation Fund and Implementation Fund are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

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U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2024:

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,614,819	$—	$1,614,819
Belgium	—	617,821	—	617,821
Canada	6,337,688	—	352,512	6,690,200
China	—	1,412,867	0§	1,412,867
Denmark	—	1,981,613	—	1,981,613
Finland	—	604,409	—	604,409
France	305,985	1,857,903	—	2,163,888
Germany	—	1,792,638	—	1,792,638

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Israel	$827,268	$719,678	$—	$1,546,946
Italy	175,319	1,282,002	—	1,457,321
Japan	—	21,666,803	—	21,666,803
Mexico	162,090	—	—	162,090
Netherlands	—	2,703,098	—	2,703,098
New Zealand	—	83,973	—	83,973
Norway	—	504,801	—	504,801
Poland	—	508,314	—	508,314
Singapore	—	22,849	—	22,849
South Africa	—	112,488	—	112,488
South Korea	268,363	2,580,175	—	2,848,538
Spain	—	1,237,666	—	1,237,666
Sweden	—	1,628,439	—	1,628,439
Switzerland	—	1,392,804	—	1,392,804
Thailand	—	1,379,088	—	1,379,088
Turkey	—	532,137	—	532,137
United Kingdom	4,219,968	3,564,077	—	7,784,045
United States	125,263,477	—	0§	125,263,477

TOTAL COMMON STOCKS	137,560,158	49,800,462	352,512	187,713,132

Preferred Stocks
Germany	—	1,187,472	—	1,187,472

TOTAL PREFERRED STOCKS	—	1,187,472	—	1,187,472

Rights/Warrants
United States	—	—	464,735	464,735

TOTAL RIGHTS/WARRANTS	—	—	464,735	464,735

Investment Funds
United States	—	—	1,952,764	1,952,764

TOTAL INVESTMENT FUNDS	—	—	1,952,764	1,952,764

Debt Obligations
Dominican Republic	—	783,900	—	783,900
United States	53,845,796	61,072,454	—	114,918,250
Uruguay	—	253,763	—	253,763

TOTAL DEBT OBLIGATIONS	53,845,796	62,110,117	—	115,955,913

Mutual Funds
United States	3,396,248	—	—	3,396,248

TOTAL MUTUAL FUNDS	3,396,248	—	—	3,396,248

Short-Term Investments	2,774,179	26,720,392	—	29,494,571
Purchased Options	—	41,210	—	41,210

Total Investments	197,576,381	139,859,653	2,770,011	340,206,045

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,297,625	—	1,297,625

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts
Equity Risk	$27,539	$886,240	$—	$913,779
Interest Rate Risk	37,258	—	—	37,258
Physical Commodity Contract Risk	826,336	—	—	826,336
Swap Contracts
Credit Risk	—	993,211	—	993,211
Equity Risk	—	160,486	—	160,486
Interest Rate Risk	—	1,438,219	—	1,438,219

Total	$198,467,514	$144,635,434	$2,770,011	$345,872,959

Liability Valuation Inputs
Common Stocks
Australia	$—	$(3,079,916)	$—	$(3,079,916)
Austria	—	(183,010)	—	(183,010)
Belgium	—	(138,381)	—	(138,381)
Canada	(4,622,171)	—	—	(4,622,171)
Denmark	—	(666,677)	—	(666,677)
France	—	(1,928,089)	—	(1,928,089)
Germany	—	(3,365,437)	—	(3,365,437)
Israel	(1,240,098)	—	—	(1,240,098)
Italy	—	(2,142,036)	—	(2,142,036)
Japan	—	(6,878,683)	—	(6,878,683)
Netherlands	—	(2,243,199)	—	(2,243,199)
Norway	—	(107,369)	—	(107,369)
Peru	(506,159)	—	—	(506,159)
Singapore	(490,000)	(148,526)	—	(638,526)
Spain	—	(1,136,546)	—	(1,136,546)
Sweden	—	(1,054,550)	—	(1,054,550)
Switzerland	—	(973,605)	—	(973,605)
United Kingdom	—	(4,921,877)	—	(4,921,877)
United States	(56,556,177)	—	—	(56,556,177)

TOTAL COMMON STOCKS	(63,414,605)	(28,967,901)	—	(92,382,506)

Preferred Stocks
Germany	—	(524,690)	—	(524,690)

TOTAL PREFERRED STOCKS	—	(524,690)	—	(524,690)

Debt Obligations
United States	—	(27,867,024)	—	(27,867,024)

TOTAL DEBT OBLIGATIONS	—	(27,867,024)	—	(27,867,024)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,499,310)	—	(3,499,310)
Futures Contracts
Equity Risk	(1,408,169)	(381,661)	—	(1,789,830)
Interest Rate Risk	(103,830)	—	—	(103,830)
Physical Commodity Contract Risk	(1,864,520)	—	—	(1,864,520)

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Written Options
Credit Risk	$—	$(85,214)	$—	$(85,214)
Equity Risk	(413,476)	—	—	(413,476)
Swap Contacts
Credit Risk	—	(2,768,293)	—	(2,768,293)
Equity Risk	—	(1,878,745)	—	(1,878,745)
Interest Rate Risk	—	(1,562,363)	—	(1,562,363)

Total	$(67,204,600)	$(67,535,201)	$—	$(134,739,801)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,541,887,324	$—	$—	$2,541,887,324
Short-Term Investments	3,219,584	—	—	3,219,584

Total Investments	2,545,106,908	—	—	2,545,106,908

Total	$2,545,106,908	$—	$—	$2,545,106,908

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$14,159,164	$—	$14,159,164
Austria	—	4,229,961	—	4,229,961
Belgium	—	7,608,235	—	7,608,235
Brazil	1,149,104	3,456,478	—	4,605,582
Canada	38,234,951	170,477	15,800	38,421,228
Chile	32,031	366,877	—	398,908
China	3,264,475	15,530,610	0§	18,795,085
Czech Republic	—	264,499	—	264,499
Denmark	—	7,618,842	—	7,618,842
Egypt	—	422,928	—	422,928
Finland	—	5,116,982	—	5,116,982
France	2,317,333	34,630,437	—	36,947,770
Germany	—	15,833,444	—	15,833,444
Greece	—	589,443	0§	589,443
Hong Kong	—	8,472,616	—	8,472,616
Hungary	—	2,686,357	—	2,686,357
India	703,819	21,441,402	—	22,145,221
Indonesia	—	5,210,700	—	5,210,700
Ireland	1,440,397	349,964	—	1,790,361
Israel	2,857,690	2,132,461	—	4,990,151
Italy	1,075,045	16,611,312	—	17,686,357
Japan	2,109,624	191,054,970	—	193,164,594
Kuwait	—	75,544	—	75,544
Malaysia	—	2,338,807	—	2,338,807
Mexico	7,489,709	—	0§	7,489,709
Netherlands	—	23,075,094	—	23,075,094
New Zealand	—	300,558	—	300,558

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$8,174,269	$—	$8,174,269
Pakistan	—	278,074	—	278,074
Philippines	—	5,139	—	5,139
Poland	—	4,539,462	—	4,539,462
Portugal	—	367,307	—	367,307
Qatar	—	733,230	—	733,230
Russia	—	—	2	2
Saudi Arabia	—	565,159	—	565,159
Singapore	—	7,349,700	—	7,349,700
South Africa	—	5,092,458	—	5,092,458
South Korea	1,164,299	20,439,734	—	21,604,033
Spain	—	20,667,407	—	20,667,407
Sweden	—	7,282,831	—	7,282,831
Switzerland	3,437,457	15,694,775	—	19,132,232
Taiwan	2,262,380	27,920,210	—	30,182,590
Thailand	—	7,917,504	—	7,917,504
Turkey	—	3,963,964	—	3,963,964
United Arab Emirates	—	602,847	—	602,847
United Kingdom	10,699,641	37,561,867	0§	48,261,508
United States	206,411,730	—	—	206,411,730
Vietnam	—	1,623,629	—	1,623,629

TOTAL COMMON STOCKS	284,649,685	554,527,728	15,802	839,193,215

Preferred Stocks
Brazil	2,039,446	5,294,663	—	7,334,109
Colombia	594,263	—	—	594,263
Germany	—	4,047,106	—	4,047,106
Russia	—	—	0§	0§
South Korea	—	1,783,502	—	1,783,502

TOTAL PREFERRED STOCKS	2,633,709	11,125,271	—	13,758,980

Debt Obligations
United States	103,986,547	102,706,239	—	206,692,786

TOTAL DEBT OBLIGATIONS	103,986,547	102,706,239	—	206,692,786

Mutual Funds
United States	153,513,688	—	—	153,513,688

TOTAL MUTUAL FUNDS	153,513,688	—	—	153,513,688

Short-Term Investments	3,025,827	70,000,000	—	73,025,827

Total Investments	547,809,456	738,359,238	15,802	1,286,184,496

Derivatives^
Swap Contracts
Credit Risk	—	660,632	—	660,632
Equity Risk	—	45,044	—	45,044

Total	$547,809,456	$739,064,914	$15,802	$1,286,890,172

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Liability Valuation Inputs
Common Stocks
Australia	$—	$(8,853,519)	$—	$(8,853,519)
Austria	—	(534,579)	—	(534,579)
Belgium	—	(478,043)	—	(478,043)
Canada	(14,886,088)	—	—	(14,886,088)
Denmark	—	(1,978,381)	—	(1,978,381)
France	—	(5,611,715)	—	(5,611,715)
Germany	—	(9,677,081)	—	(9,677,081)
Israel	(3,887,636)	—	—	(3,887,636)
Italy	—	(6,619,345)	—	(6,619,345)
Japan	—	(18,600,053)	—	(18,600,053)
Netherlands	—	(6,561,086)	—	(6,561,086)
Norway	—	(238,093)	—	(238,093)
Peru	(1,528,105)	—	—	(1,528,105)
Singapore	(1,432,678)	(351,052)	—	(1,783,730)
Spain	—	(3,713,882)	—	(3,713,882)
Sweden	—	(2,625,004)	—	(2,625,004)
Switzerland	—	(2,191,342)	—	(2,191,342)
United Kingdom	—	(14,563,140)	—	(14,563,140)
United States	(101,511,038)	—	—	(101,511,038)

TOTAL COMMON STOCKS	(123,245,545)	(82,596,315)	—	(205,841,860)

Preferred Stocks
Germany	—	(1,502,508)	—	(1,502,508)

TOTAL PREFERRED STOCKS	—	(1,502,508)	—	(1,502,508)

Derivatives^
Futures Contracts
Interest Rate Risk	(381,280)	—	—	(381,280)
Swap Contacts
Credit Risk	—	(888,232)	—	(888,232)
Equity Risk	—	(212,509)	—	(212,509)

Total	$(123,626,825)	$(85,199,564)	$—	$(208,826,389)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$381,349,774	$—	$—	$381,349,774
Short-Term Investments	132,371	—	—	132,371

Total Investments	381,482,145	—	—	381,482,145

Total	$381,482,145	$—	$—	$381,482,145

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$77,880,245	$—	$—	$77,880,245
Short-Term Investments	75,730	—	—	75,730

Total Investments	77,955,975	—	—	77,955,975

Total	$77,955,975	$—	$—	$77,955,975

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Description	Level 1	Level 2	Level 3	Total

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$682,721,925	$—	$—	$682,721,925
Short-Term Investments	400,408	—	—	400,408

Total Investments	683,122,333	—	—	683,122,333

Total	$683,122,333	$—	$—	$683,122,333

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$3,029,304	$—	$—	$3,029,304
Australia	—	33,267,328	—	33,267,328
Austria	—	10,338,162	—	10,338,162
Belgium	—	17,542,141	—	17,542,141
Brazil	4,617,359	10,749,988	—	15,367,347
Canada	99,629,159	412,177	1,449,566	101,490,902
Chile	61,582	791,435	—	853,017
China	6,963,330	35,457,127	1	42,420,458
Colombia	8,943	—	—	8,943
Czech Republic	—	613,879	—	613,879
Denmark	—	18,228,030	—	18,228,030
Egypt	—	816,912	—	816,912
Finland	—	12,633,697	—	12,633,697
France	5,207,147	77,438,907	—	82,646,054
Germany	—	35,402,201	—	35,402,201
Greece	—	989,849	—	989,849
Hong Kong	—	19,468,037	—	19,468,037
Hungary	—	6,238,829	—	6,238,829
India	1,461,643	45,182,086	10,441	46,654,170
Indonesia	—	11,645,476	—	11,645,476
Ireland	3,013,210	809,860	—	3,823,070
Israel	6,882,487	5,281,257	—	12,163,744
Italy	2,344,412	39,820,605	—	42,165,017
Japan	4,928,332	432,309,882	—	437,238,214
Kuwait	—	73,468	—	73,468
Malaysia	—	5,287,310	—	5,287,310
Mexico	19,780,735	—	0§	19,780,735
Netherlands	—	52,215,854	183	52,216,037
New Zealand	—	709,360	—	709,360
Norway	—	20,465,038	—	20,465,038
Pakistan	—	1,130,999	—	1,130,999
Philippines	—	146,750	—	146,750
Poland	—	10,582,874	—	10,582,874
Portugal	—	3,741,758	—	3,741,758
Qatar	—	1,563,916	—	1,563,916
Russia	—	—	6	6
Saudi Arabia	—	999,345	—	999,345
Singapore	—	16,026,954	—	16,026,954
South Africa	—	10,991,439	—	10,991,439

126

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Korea	$2,884,496	$44,383,503	$—	$47,267,999
Spain	—	48,369,640	—	48,369,640
Sweden	—	19,333,183	—	19,333,183
Switzerland	6,323,612	36,738,450	—	43,062,062
Taiwan	4,742,998	58,744,047	—	63,487,045
Thailand	—	18,625,038	—	18,625,038
Turkey	—	8,740,260	—	8,740,260
Ukraine	—	128,560	—	128,560
United Arab Emirates	—	1,468,313	—	1,468,313
United Kingdom	30,668,255	97,789,572	—	128,457,827
United States	607,647,646	—	256,392	607,904,038
Vietnam	—	3,186,836	—	3,186,836

TOTAL COMMON STOCKS	810,194,650	1,276,880,332	1,716,589	2,088,791,571

Preferred Stocks
Brazil	3,345,574	16,577,094	—	19,922,668
Chile	2,184,440	6,512	—	2,190,952
Colombia	1,235,749	—	—	1,235,749
Germany	—	9,869,458	—	9,869,458
Russia	—	—	0§	0§
South Korea	—	4,402,847	—	4,402,847
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	6,765,763	30,855,911	450,870	38,072,544

Rights/Warrants
Canada	—	—	222	222
United States	—	—	1,045,460	1,045,460

TOTAL RIGHTS/WARRANTS	—	—	1,045,682	1,045,682

Investment Funds
United States	—	—	6,363,112	6,363,112

TOTAL INVESTMENT FUNDS	—	—	6,363,112	6,363,112

Debt Obligations
Netherlands	—	—	69	69
United States	564,351,011	214,749,542	—	779,100,553

TOTAL DEBT OBLIGATIONS	564,351,011	214,749,542	69	779,100,622

Mutual Funds
United States	657,410	—	—	657,410

TOTAL MUTUAL FUNDS	657,410	—	—	657,410

Short-Term Investments	10,912,787	31,340,541	—	42,253,328

Total Investments	1,392,881,621	1,553,826,326	9,576,322	2,956,284,269

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,590,960	—	1,590,960
Futures Contracts
Equity Risk	94,421	3,119,610	—	3,214,031

127

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts (continued)
Interest Rate Risk	$31,752	$—	$—	$31,752
Physical Commodity Contract Risk	2,896,774	—	—	2,896,774
Swap Contracts
Credit Risk	—	1,371,272	—	1,371,272
Equity Risk	—	814,170	—	814,170

Total	$1,395,904,568	$1,560,722,338	$9,576,322	$2,966,203,228

Liability Valuation Inputs

Common Stocks
Australia	$—	$(21,727,765)	$—	$(21,727,765)
Austria	—	(1,318,214)	—	(1,318,214)
Belgium	—	(1,056,726)	—	(1,056,726)
Canada	(36,658,889)	—	—	(36,658,889)
Denmark	—	(4,860,986)	—	(4,860,986)
France	—	(14,225,160)	—	(14,225,160)
Germany	—	(23,954,412)	—	(23,954,412)
Israel	(9,356,391)	—	—	(9,356,391)
Italy	—	(16,511,698)	—	(16,511,698)
Japan	—	(45,457,728)	—	(45,457,728)
Netherlands	—	(16,133,984)	—	(16,133,984)
Norway	—	(583,027)	—	(583,027)
Peru	(3,748,506)	—	—	(3,748,506)
Singapore	(3,593,214)	(859,262)	—	(4,452,476)
Spain	—	(9,240,818)	—	(9,240,818)
Sweden	—	(6,305,290)	—	(6,305,290)
Switzerland	—	(5,314,287)	—	(5,314,287)
United Kingdom	—	(36,050,073)	—	(36,050,073)
United States	(288,506,478)	—	—	(288,506,478)

TOTAL COMMON STOCKS	(341,863,478)	(203,599,430)	—	(545,462,908)

Preferred Stocks
Germany	—	(3,704,603)	—	(3,704,603)

TOTAL PREFERRED STOCKS	—	(3,704,603)	—	(3,704,603)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,483,619)	—	(5,483,619)
Futures Contracts
Equity Risk	(981,190)	(1,340,727)	—	(2,321,917)
Interest Rate Risk	(1,128,959)	—	—	(1,128,959)
Physical Commodity Contract Risk	(6,547,921)	—	—	(6,547,921)
Written Options
Equity Risk	(607,360)	—	—	(607,360)
Swap Contacts
Credit Risk	—	(1,835,681)	—	(1,835,681)
Equity Risk	—	(1,105,796)	—	(1,105,796)

Total	$(351,128,908)	$(217,069,856)	$—	$(568,198,764)

128

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$300,168,312	$—	$—	$300,168,312
Short-Term Investments	252,728	—	—	252,728

Total Investments	300,421,040	—	—	300,421,040

Total	$300,421,040	$—	$—	$300,421,040

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$315,111,551	$—	$—	$315,111,551
Short-Term Investments	241,422	—	—	241,422

Total Investments	315,352,973	—	—	315,352,973

Total	$315,352,973	$—	$—	$315,352,973

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$758,685	$—	$758,685
Belgium	—	330,294	—	330,294
Brazil	—	8,954	—	8,954
Canada	2,546,032	—	—	2,546,032
China	—	664,695	0§	664,695
Denmark	—	1,067,515	—	1,067,515
Finland	—	488,922	—	488,922
France	154,351	1,310,796	—	1,465,147
Germany	—	1,035,728	—	1,035,728
Hong Kong	—	63,212	—	63,212
Ireland	198,510	—	—	198,510
Israel	402,345	416,478	—	818,823
Italy	82,509	657,985	—	740,494
Japan	—	3,280,700	—	3,280,700
Mexico	470,194	—	—	470,194
Netherlands	—	1,517,605	—	1,517,605
New Zealand	—	48,875	—	48,875
Norway	—	256,439	—	256,439
Poland	—	286,389	—	286,389
Russia	—	—	0§	0§
South Africa	—	52,510	—	52,510
South Korea	131,086	1,260,345	—	1,391,431
Spain	—	1,110,514	—	1,110,514
Sweden	—	724,928	—	724,928
Switzerland	—	721,579	—	721,579
Thailand	—	614,753	—	614,753
Turkey	—	244,784	—	244,784
United Kingdom	587,511	2,051,853	—	2,639,364
United States	21,280,203	—	—	21,280,203

TOTAL COMMON STOCKS	25,852,741	18,974,538	0§	44,827,279

129

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$68,871	$—	$68,871
Germany	—	622,302	—	622,302

TOTAL PREFERRED STOCKS	—	691,173	—	691,173

Debt Obligations
United States	1,448,177	—	—	1,448,177

TOTAL DEBT OBLIGATIONS	1,448,177	—	—	1,448,177

Mutual Funds
United States	165,754,862	—	—	165,754,862

TOTAL MUTUAL FUNDS	165,754,862	—	—	165,754,862

Short-Term Investments	1,528,917	24,000,000	—	25,528,917

Total Investments	194,584,697	43,665,711	0§	238,250,408

Total	$194,584,697	$43,665,711	$0§	$238,250,408

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,525,902)	$—	$(1,525,902)
Austria	—	(89,762)	—	(89,762)
Belgium	—	(71,738)	—	(71,738)
Canada	(2,519,848)	—	—	(2,519,848)
Denmark	—	(324,316)	—	(324,316)
France	—	(980,625)	—	(980,625)
Germany	—	(1,662,360)	—	(1,662,360)
Israel	(646,716)	—	—	(646,716)
Italy	(20,865)	(1,154,908)	—	(1,175,773)
Japan	—	(3,138,174)	—	(3,138,174)
Netherlands	—	(1,067,809)	—	(1,067,809)
Norway	—	(41,109)	—	(41,109)
Peru	(253,385)	—	—	(253,385)
Singapore	(229,074)	(43,490)	—	(272,564)
Spain	—	(628,826)	—	(628,826)
Sweden	—	(443,660)	—	(443,660)
Switzerland	—	(353,179)	—	(353,179)
United Kingdom	—	(2,454,619)	—	(2,454,619)
United States	(17,175,584)	—	—	(17,175,584)

TOTAL COMMON STOCKS	(20,845,472)	(13,980,477)	—	(34,825,949)

Preferred Stocks
Germany	—	(242,589)	—	(242,589)

TOTAL PREFERRED STOCKS	—	(242,589)	—	(242,589)

Derivatives^
Swap Contacts
Equity Risk	—	(38,907)	—	(38,907)

Total	$(20,845,472)	$(14,261,973)	$—	$(35,107,445)

130

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2024, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2024
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$352,512	$—	$—	$—	$—	$—	$—	$—	$352,512	$—
Rights/Warrants
United States	425,705	—	—	—	—	39,030	—	—	464,735	39,030
Investment Funds
United States	2,351,936	863,287	(1,491,694)	—	—	229,235	—	—	1,952,764	229,235

Total Investments	$3,130,153	$863,287	$(1,491,694)	$—	$—	$268,265	$—	$—	$2,770,011	$268,265

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)

Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2024, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $2,770,011. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

131

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August 31, 2024 (Unaudited)

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2024 (Unaudited)

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)

Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	12,000,252	12,152,576	4.0

Benchmark-Free Fund	Nomura Securities International, Inc.	70,000,000	70,804,284	4.0

Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	30,000,630	30,381,439	4.0

Strategic Opportunities Allocation Fund	Nomura Securities International, Inc.	24,000,000	24,274,151	4.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

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August 31, 2024 (Unaudited)

At August 31, 2024, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)

Benchmark-Free Fund	6,585,527	548,325	6,315,607	6,863,932

Consolidated Implementation Fund	10,604,878	849,069	10,558,036	11,407,105

Strategic Opportunities Allocation Fund	49,935	—	52,354	52,354

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2024:

Fund Name	Value of securities on loan as part of enhanced custody ($)

Consolidated Alternative Allocation Fund	29,889,936

Benchmark-Free Fund	61,135,955

Consolidated Implementation Fund	221,560,000

Strategic Opportunities Allocation Fund	11,082,128

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

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Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2024, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2024, certain Funds elected to defer to March 1, 2024, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)

Consolidated Alternative Allocation Fund	—	(876,165)

Benchmark-Free Allocation Fund	(3,490,582)	(14,129,260)

Benchmark-Free Fund	—	—

Global Asset Allocation Fund	—	—

Global Developed Equity Allocation Fund	(268)	—

Global Equity Allocation Fund	(3,567)	—

Consolidated Implementation Fund	—	—

International Developed Equity Allocation Fund	(1,566)	—

International Equity Allocation Fund	(540)	—

Strategic Opportunities Allocation Fund	—	—

As of February 29, 2024, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2024, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)

Consolidated Alternative Allocation Fund	—	(1,949,738)

Benchmark-Free Allocation Fund	(1,080,386)	(267,509,588)

Benchmark-Free Fund	(51,753,071)	(190,716,594)

Global Asset Allocation Fund	(1,559,108)	(209,294,682)

Global Developed Equity Allocation Fund	(97,078)	(70,219,874)

Global Equity Allocation Fund	(1,286,239)	(121,307,600)

Consolidated Implementation Fund	(336,641,328)	(358,224,559)

International Developed Equity Allocation Fund	—	(152,916,477)

International Equity Allocation Fund	(881,435)	(154,428,408)

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Fund Name	Short-Term ($)	Long-Term ($)

Strategic Opportunities Allocation Fund	—	(4,617,440)

As of August 31, 2024, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)

Consolidated Alternative Allocation Fund	223,108,236	16,740,079	(20,416,490)	(3,676,411)	(6,076,777)

Benchmark-Free Allocation Fund	2,540,573,508	6,888,729	(2,355,329)	4,533,400	—

Benchmark-Free Fund	1,156,834,271	116,457,174	(194,451,317)	(77,994,143)	(716,875)

Global Asset Allocation Fund	392,074,202	9,057,648	(19,649,705)	(10,592,057)	—

Global Developed Equity Allocation Fund	69,054,439	9,081,293	(179,757)	8,901,536	—

Global Equity Allocation Fund	651,563,957	45,951,528	(14,393,152)	31,558,376	—

Consolidated Implementation Fund	2,718,532,542	255,042,535	(566,458,319)	(311,415,784)	(8,446,278)

International Developed Equity Allocation Fund	277,643,276	22,777,764	—	22,777,764	—
International Equity Allocation Fund	328,780,869	9,184,935	(22,612,831)	(13,427,896)	—
Strategic Opportunities Allocation Fund	189,761,551	26,335,088	(12,914,769)	13,420,319	(38,907)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2024, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not

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expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the period ended August 31, 2024, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2024, none of the Funds charge a purchase premium or redemption fee.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X			X			X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X	X					X			X
Market Risk – Asset-Backed Securities		X	X	X			X			X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

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• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund is a “diversified” investment company within the meaning of the 1940 Act. This means it is not allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, some of the Funds may invest a portion of their assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

During the period ended August 31, 2024, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2024, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Consolidated Implementation Fund	Strategic Opportunities Allocation Fund

Forward currency contracts
Adjust exposure to foreign currencies	X		X
Manage against anticipated currency exchange rate changes	X		X

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Type of Derivative and Objective for Use (continued)	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Consolidated Implementation Fund	Strategic Opportunities Allocation Fund

Futures contracts
Adjust exposure to certain securities markets	X	X	X
Adjust interest rate exposure	X
Maintain the diversity and liquidity of the portfolio	X	X	X

Options (Purchased)
Substitute for direct equity investment	X		X

Options (Written)
Substitute for direct equity investment	X		X

Swap contracts
Achieve exposure to a reference entity’s credit	X		X
Adjust interest rate exposure	X	X	X
Substitute for direct investment in securities	X	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

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Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024 and the Statements of Operations for the period ended August 31, 2024^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$41,210	$—	$—	$—	$—	$41,210
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,297,625	—	1,297,625
Unrealized Appreciation on Futures Contracts¤	—	826,336	913,779	—	37,258	1,777,373
Swap Contracts, at value¤	993,211	—	160,486	—	1,438,219	2,591,916

Total	$1,034,421	$826,336	$1,074,265	$1,297,625	$1,475,477	$5,708,124

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,499,310)	$—	$(3,499,310)
Unrealized Depreciation on Futures Contracts¤	—	(1,864,520)	(1,789,830)	—	(103,830)	(3,758,180)
Written Options, at value	(85,214)	—	(413,476)	—	—	(498,690)
Swap Contracts, at value¤	(2,768,293)	—	(1,878,745)	—	(1,562,363)	(6,209,401)

Total	$(2,853,507)	$(1,864,520)	$(4,082,051)	$(3,499,310)	$(1,666,193)	$(13,965,581)

Net Realized Gain (Loss) on
Investments (purchased options)	$67,666	$—	$(27,386)	$—	$—	$40,280
Futures Contracts	—	(4,881,452)	(867,061)	—	21,301	(5,727,212)
Written Options	79,481	—	577,809	—	—	657,290
Swap Contracts	(1,188,213)	—	(5,967,920)	—	415,695	(6,740,438)
Forward Currency Contracts	—	—	—	3,170,011	—	3,170,011

Total	$(1,041,066)	$(4,881,452)	$(6,284,558)	$3,170,011	$436,996	$(8,600,069)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(54,033)	$—	$26,595	$—	$—	$(27,438)
Futures Contracts	—	(160,182)	(563,588)	—	(100,441)	(824,211)
Written Options	581,662	—	116,487	—	—	698,149
Swap Contracts	150,201	—	(14,248)	—	(2,213,413)	(2,077,460)
Forward Currency Contracts	—	—	—	(3,420,288)	—	(3,420,288)

Total	$677,830	$(160,182)	$(434,754)	$(3,420,288)	$(2,313,854)	$(5,651,248)

Benchmark-Free Fund
Asset Derivatives
Swap Contracts, at value¤	$660,632	$—	$45,044	$—	$—	$705,676

Total	$660,632	$—	$45,044	$—	$—	$705,676

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$—	$—	$(381,280)	$(381,280)
Swap Contracts, at value¤	(888,232)	—	(212,509)	—	—	(1,100,741)

Total	$(888,232)	$—	$(212,509)	$—	$(381,280)	$(1,482,021)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$1,044,805	$1,044,805
Swap Contracts	(200,831)	—	(12,198)	—	—	(213,029)

Total	$(200,831)	$—	$(12,198)	$—	$1,044,805	$831,776

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$—	$(444,611)	$(444,611)
Swap Contracts	(168,130)	—	(122,755)	—	—	(290,885)

Total	$(168,130)	$—	$(122,755)	$—	$(444,611)	$(735,496)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,590,960	$—	$1,590,960
Unrealized Appreciation on Futures Contracts¤	—	2,896,774	3,214,031	—	31,752	6,142,557
Swap Contracts, at value¤	1,371,272	—	814,170	—	—	2,185,442

Total	$1,371,272	$2,896,774	$4,028,201	$1,590,960	$31,752	$9,918,959

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(5,483,619)	$—	$(5,483,619)
Unrealized Depreciation on Futures Contracts¤	—	(6,547,921)	(2,321,917)	—	(1,128,959)	(9,998,797)
Written Options, at value	—	—	(607,360)	—	—	(607,360)
Swap Contracts, at value¤	(1,835,681)	—	(1,105,796)	—	—	(2,941,477)

Total	$(1,835,681)	$(6,547,921)	$(4,035,073)	$(5,483,619)	$(1,128,959)	$(19,031,253)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(664)	$—	$—	$(664)
Futures Contracts	—	(20,243,102)	(1,504,014)	—	2,897,685	(18,849,431)
Swap Contracts	(418,887)	—	785,683	—	1,130,445	1,497,241
Forward Currency Contracts	—	—	—	6,763,612	—	6,763,612

Total	$(418,887)	$(20,243,102)	$(718,995)	$6,763,612	$4,028,130	$(10,589,242)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$76,589	$—	$—	$76,589
Futures Contracts	—	559,680	124,294	—	(1,331,277)	(647,303)
Written Options	—	—	11,197	—	—	11,197
Swap Contracts	(350,250)	—	(207,502)	—	(1,245,573)	(1,803,325)
Forward Currency Contracts	—	—	—	(6,351,987)	—	(6,351,987)

Total	$(350,250)	$559,680	$4,578	$(6,351,987)	$(2,576,850)	$(8,714,829)

Strategic Opportunities Allocation Fund
Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(38,907)	$—	$—	$(38,907)

Total	$—	$—	$(38,907)	$—	$—	$(38,907)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(26,338)	$—	$—	$(26,338)

Total	$—	$—	$(26,338)	$—	$—	$(26,338)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(29,428)	$—	$—	$(29,428)

Total	$—	$—	$(29,428)	$—	$—	$(29,428)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may

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not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2024, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2024:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$ 44,991	$ —	$ (44,991)	$ —
Barclays Bank PLC	180,204	—	(180,204)	—
Brown Brothers Harriman & Co	19,574	—	(5,010)	14,564
Citibank N.A.	308,467	(237,342)	(71,125)	—	*
Citigroup Global Markets Inc.	472,529	—	(315,564)	156,965
Deutsche Bank AG	138,956	—	(33,129)	105,827
Goldman Sachs International	61,937	—	(61,937)	—
JPMorgan Chase Bank, N.A.	189,190	—	(189,190)	—
Merrill Lynch Capital Services, Inc	311,364	(236,751)	(74,613)	—	*
Morgan Stanley & Co. International PLC	284,358	—	(284,358)	—
Morgan Stanley Capital Services LLC	142,209	—	(142,209)	—
State Street Bank and Trust Company	175,933	—	(175,933)	—
UBS AG	195,846	(13,818)	(99,524)	82,504

Total	$2,525,558	$(487,911)	$(1,677,787)	$359,860

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Consolidated Alternative Allocation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(251,511)	$—	$44,991	$(206,520)
Barclays Bank PLC	(411,307)	—	180,204	(231,103)
Brown Brothers Harriman & Co	(5,010)	—	5,010	—
Citibank N.A.	(71,125)	—	71,125	—
Citigroup Global Markets Inc.	(315,564)	—	315,564	—
Deutsche Bank AG	(33,129)	—	33,129	—
Goldman Sachs International	(2,003,233)	1,606,045	61,937	(335,251)
JPMorgan Chase Bank, N.A.	(667,808)	478,618	189,190	— *
Merrill Lynch Capital Services, Inc	(74,613)	—	74,613	—
Morgan Stanley & Co. International PLC	(1,542,238)	1,189,547	284,358	(68,333)
Morgan Stanley & Co. LLC	(413,476)	413,476	—	— *
Morgan Stanley Capital Services LLC	(391,474)	120,853	142,209	(128,412)
State Street Bank and Trust Company	(414,375)	238,442	175,933	— *
UBS AG	(99,524)	—	99,524	—

Total	$(6,694,387)	$4,046,981	$1,677,787	$(969,619)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$45,044	$—	$—	$45,044

Total	$45,044	$—	$—	$45,044

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$(212,509)	$212,509	$—	$— *

Total	$(212,509)	$212,509	$—	$—

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$532,540	$—	$(532,540)	$—
Citibank N.A.	185,478	—	(14,579)	170,899
Goldman Sachs International	62,547	—	—	62,547
JPMorgan Chase Bank, N.A.	298,294	—	(298,294)	—
Morgan Stanley & Co. International PLC	200,293	—	(200,293)	—
State Street Bank and Trust Company	156,676	—	(156,676)	—
UBS AG	969,302	(389,764)	(579,538)	—	*

Total	$2,405,130	$(389,764)	$(1,781,920)	$233,446

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Consolidated Implementation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(879,547)	$879,547	$—	$—	*
Barclays Bank PLC	(1,334,143)	346,566	532,540	(455,037)
Citibank N.A.	(14,579)	—	14,579	—
JPMorgan Chase Bank, N.A.	(1,079,487)	781,193	298,294	—	*
Morgan Stanley & Co. International PLC	(1,374,154)	1,173,861	200,293	—	*
Morgan Stanley & Co. LLC	(607,360)	607,360	—	—	*
Morgan Stanley Capital Services LLC	(390,729)	390,729	—	—	*
State Street Bank and Trust Company	(937,238)	669,756	156,676	(110,806)
UBS AG	(579,538)	—	579,538	—

Total	$(7,196,775)	$4,849,012	$1,781,920	$(565,843)

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(3,926)	$—	$—	$(3,926)
Morgan Stanley Capital Services LLC	(34,981)	34,981	—	— *

Total	$(38,907)	$34,981	$—	$(3,926)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2024:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	184,664,907	203,434,694	81,093,333	229	409,010,641
Benchmark-Free Fund	—	53,250,488	—	—	38,451,675
Consolidated Implementation Fund	414,231,697	575,138,044	—	389	229,171,454
Strategic Opportunities Allocation Fund	—	—	—	—	3,045,441

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Strategic Opportunities Allocation Fund

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I

Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%	0.22%	0.22%

Benchmark-Free Allocation Fund		0.15%	0.10%			0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2024.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily

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net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2024, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2024, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028

Alternative Allocation Fund, Class VI	$245,810	$214,691	$150,748	$ 73,538

Alternative Allocation Fund, Class R6	$ 185	$ 41	$ 17	$ 11

Alternative Allocation Fund, Class I	$264,576	$466,588	$461,207	$218,299

For Alternative Allocation Fund and Benchmark-Free Allocation Fund, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping

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and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2024 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	5,180
Benchmark-Free Allocation Fund	88,183
Benchmark-Free Fund	30,325
Global Asset Allocation Fund	10,518
Global Developed Equity Allocation Fund	2,073
Global Equity Allocation Fund	20,168
Consolidated Implementation Fund	80,765
International Developed Equity Allocation Fund	7,855
International Equity Allocation Fund	8,859
Strategic Opportunities Allocation Fund	5,735

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2024, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.011%
Benchmark-Free Allocation Fund	0.420%
Benchmark-Free Fund	0.081%
Global Asset Allocation Fund	0.701%
Global Developed Equity Allocation Fund	0.524%
Global Equity Allocation Fund	0.566%
International Developed Equity Allocation Fund	0.617%
International Equity Allocation Fund	0.685%
Strategic Opportunities Allocation Fund	0.442%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2024, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2024 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	594,033,424	231,526,667	558,006,496	202,587,990
Benchmark-Free Allocation Fund	—	157,350,440	—	1,158,011,212

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August 31, 2024 (Unaudited)

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Benchmark-Free Fund	161,927,408	499,178,957	163,719,477	588,188,719
Global Asset Allocation Fund	—	28,432,639	—	22,595,525
Global Developed Equity Allocation Fund	—	4,966,078	—	3,684,711
Global Equity Allocation Fund	—	77,347,041	—	180,702,636
Consolidated Implementation Fund	597,112,604	1,255,961,039	778,423,398	1,837,036,778
International Developed Equity Allocation Fund	—	30,510,799	—	22,746,155
International Equity Allocation Fund	—	32,319,118	—	47,225,162
Strategic Opportunities Allocation Fund	1,449,943	42,312,903	3,000,418	66,079,402

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2024

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3‡	89.73%
Benchmark-Free Allocation Fund	1	13.09%
Benchmark-Free Fund	3	49.06%
Global Asset Allocation Fund	1	23.11%
Global Developed Equity Allocation Fund	1	99.76%
Global Equity Allocation Fund	3	70.41%
Implementation Fund	1‡	95.92%
International Developed Equity Allocation Fund	2	96.27%
International Equity Allocation Fund	2	79.74%
Strategic Opportunities Allocation Fund	3	83.08%

‡	One of the shareholders is another fund of the Trust.

156

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9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount

Consolidated Alternative Allocation Fund
Class VI:
Shares sold	103,339	$1,901,949	64,520		$1,188,398
Shares issued to shareholders in reinvestment of distributions	13,505	250,239	119,240		2,188,056
Shares repurchased	(3,266)	(60,000)	(383,634)		(7,323,603)

Net increase (decrease)	113,578	$2,092,188	(199,874)		$(3,947,149)

Class R6:
Shares sold	206	$3,792	55		$1,011
Shares issued to shareholders in reinvestment of distributions	1	27	15		272

Net increase (decrease)	207	$3,819	70		$1,283

Class I:
Shares sold	595,241	$10,874,158	1,085,265		$19,949,455
Shares issued to shareholders in reinvestment of distributions	16,205	298,166	181,720		3,310,932
Shares repurchased	(892,803)	(16,292,602)	(1,385,612)		(25,502,050)

Net increase (decrease)	(281,357)	$(5,120,278)	(118,627)		$(2,241,663)

Benchmark-Free Allocation Fund
Class III:
Shares sold	508,740	$13,747,832	5,879,422		$151,887,287
Shares issued to shareholders in reinvestment of distributions	55,765	1,517,378	2,300,008		59,102,640
Shares repurchased	(6,342,606)	(169,754,078)	(29,103,728	)(a)	(749,129,829	)(a)

Net increase (decrease)	(5,778,101)	$(154,488,868)	(20,924,298)		$(538,139,902)

Class IV:
Shares sold	757,151	$20,315,296	5,759,488		$148,428,733
Shares issued to shareholders in reinvestment of distributions	38,178	1,039,197	1,475,092		37,903,543
Shares repurchased	(4,351,747)	(115,817,018)	(20,442,330)		(522,682,891)

Net increase (decrease)	(3,556,418)	$(94,462,525)	(13,207,750)		$(336,350,615)

Class MF:*
Shares sold	—	$—	367,932		$9,464,051
Shares issued to shareholders in reinvestment of distributions	—	—	2,062,846		53,048,013
Shares repurchased	(30,253,539)	(799,411,262)	(15,519,741)		(399,253,914)

Net increase (decrease)	(30,253,539)	$(799,411,262)	(13,088,963)		$(336,741,850)

Class R6:
Shares sold	836,568	$22,432,588	1,904,617		$48,537,634
Shares issued to shareholders in reinvestment of distributions	21,378	581,042	637,926		16,372,870
Shares repurchased	(1,036,629)	(27,658,047)	(2,318,897)		(59,539,649)

Net increase (decrease)	(178,683)	$(4,644,417)	223,646		$5,370,855

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August 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Amount	Shares	Amount

Benchmark-Free Allocation Fund (continued)
Class I:
Shares sold	1,674,501	$44,687,933	4,174,629	$107,212,168
Shares issued to shareholders in reinvestment of distributions	20,698	562,578	514,724	13,210,230
Shares repurchased	(1,263,544)	(33,754,177)	(3,273,009)	(82,818,278)

Net increase (decrease)	431,655	$11,496,334	1,416,344	$37,604,120

Benchmark-Free Fund
Class III:
Shares sold	1,012,906	$19,620,000	1,564,399	$27,830,000
Shares issued to shareholders in reinvestment of distributions	885,805	17,512,366	3,133,596	58,799,305
Shares repurchased	(6,674,598)	(131,912,011)	(11,846,127)	(216,488,677)

Net increase (decrease)	(4,775,887)	$(94,779,645)	(7,148,132)	$(129,859,372)

Global Asset Allocation Fund
Class III:
Shares sold	148,068	$4,826,383	50,198	$1,587,504
Shares issued to shareholders in reinvestment of distributions	12,815	432,363	509,587	16,247,374
Shares repurchased	(70,827)	(2,362,586)	(421,085)	(13,038,345)

Net increase (decrease)	90,056	$2,896,160	138,700	$4,796,533

Class R6:
Shares sold	1,637	$54,207	19,949	$607,603
Shares issued to shareholders in reinvestment of distributions	303	10,204	15,414	491,139
Shares repurchased	(62,929)	(2,074,704)	(427,083)	(13,554,690)

Net increase (decrease)	(60,989)	$(2,010,293)	(391,720)	$(12,455,948)

Class I:
Shares sold	3,898	$131,229	28,802	$884,740
Shares issued to shareholders in reinvestment of distributions	329	11,102	21,734	693,131
Shares repurchased	(23,621)	(774,723)	(120,251)	(3,775,016)

Net increase (decrease)	(19,394)	$(632,392)	(69,715)	$(2,197,145)

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	698	$16,288
Shares issued to shareholders in reinvestment of distributions	16,612	434,557	167,126	3,984,713
Shares repurchased	(188)	(4,644)	(366,986)	(7,938,104)

Net increase (decrease)	16,424	$429,913	(199,162)	$(3,937,103)

158

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August 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Amount	Shares	Amount

Global Equity Allocation Fund
Class III:
Shares sold	22	$663	3,117,680	$84,074,550
Shares issued to shareholders in reinvestment of distributions	54,892	1,625,346	1,108,141	29,977,737
Shares repurchased	(3,815,412)	(110,026,134)	(2,475,365)	(63,568,640)

Net increase (decrease)	(3,760,498)	$(108,400,125)	1,750,456	$50,483,647

Class R6:
Shares sold	24,038	$698,088	84,328	$2,234,883
Shares issued to shareholders in reinvestment of distributions	4,122	122,017	79,836	2,159,378
Shares repurchased	(14,503)	(419,609)	(69,452)	(1,866,872)

Net increase (decrease)	13,657	$400,496	94,712	$2,527,389

Class I:
Shares sold	493	$14,057	466,634	$11,725,803
Shares issued to shareholders in reinvestment of distributions	385	11,377	31,053	840,744
Shares repurchased	(243,727)	(6,880,234)	(277,487)	(7,415,256)

Net increase (decrease)	(242,849)	$(6,854,800)	220,200	$5,151,291

Consolidated Implementation Fund
Core Class:
Shares sold	5,559,793	$73,887,334	36,427,184	$459,481,082
Shares issued to shareholders in reinvestment of distributions	4,046,077	53,003,614	16,329,420	206,158,943
Shares repurchased	(79,152,340)	(1,039,358,662)	(106,551,914)	(1,349,611,676)

Net increase (decrease)	(69,546,470)	$(912,467,714)	(53,795,310)	$(683,971,651)

International Developed Equity Allocation Fund
Class III:
Shares sold	67,572	$1,156,366	781,534	$12,533,659
Shares issued to shareholders in reinvestment of distributions	10,987	195,577	557,047	9,114,540
Shares repurchased	(6,321,429)	(110,029,047)	(356,267)	(5,683,743)

Net increase (decrease)	(6,242,870)	$(108,677,104)	982,314	$15,964,456

Class R6:
Shares sold	6,577,972	$114,476,983	38,293	$602,355
Shares issued to shareholders in reinvestment of distributions	8,338	148,413	30,751	502,850
Shares repurchased	(115,631)	(2,016,754)	(99,569)	(1,576,353)

Net increase (decrease)	6,470,679	$112,608,642	(30,525)	$(471,148)

International Equity Allocation Fund
Class III:
Shares sold	53	$1,546	223,052	$5,950,720
Shares issued to shareholders in reinvestment of distributions	25,389	751,269	191,364	5,246,520
Shares repurchased	(265,185)	(7,590,259)	(8,652,124)	(225,161,716)

Net increase (decrease)	(239,743)	$(6,837,444)	(8,237,708)	$(213,964,476)

159

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Amount	Shares	Amount
International Equity Allocation Fund (continued)
Class R6:
Shares sold	67,510	$1,974,676	173,197	$4,675,770
Shares issued to shareholders in reinvestment of distributions	88,014	2,603,445	538,646	14,758,050
Shares repurchased	(479,445)	(13,853,577)	(849,728)	(22,557,109)

Net increase (decrease)	(323,921)	$(9,275,456)	(137,885)	$(3,123,289)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	—	$—	1,085,636	$17,070,757
Shares issued to shareholders in reinvestment of distributions	41,823	739,019	486,277	8,058,120
Shares repurchased	(1,786,896)	(30,985,563)	(760,358)	(12,213,058)

Net increase (decrease)	(1,745,073)	$(30,246,544)	811,555	$12,915,819

*	Class MF liquidated on March 12, 2024.
(a)	3,714,578 shares and $96,653,332 were redeemed in-kind.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Consolidated Alternative Allocation Fund
GMO Resources Fund, Class VI	$3,309,494	$—	$—	$12,547	$—	$—	$86,754	$3,396,248

Benchmark-Free Allocation Fund
GMO Climate Change Fund, Class III	$—	$26,000,000	$1,670,000	$—	$—	$75,561	$386,864	$24,792,425
GMO Emerging Country Debt Fund, Class VI	105,862,796	383,632	61,132,744	383,632	—	2,194,163	3,123,704	50,431,551
GMO High Yield Fund, Class VI	34,788,771	1,539,374	11,278,063	1,539,373	—	299,225	(251,743)	25,097,564
GMO Implementation Fund	3,136,528,946	123,595,159	1,038,718,662	50,887,825	—	56,674,056	62,739,070	2,340,818,569
GMO Opportunistic Income Fund, Class VI	138,482,959	5,832,275	45,211,743	2,807,275	—	137,175	1,506,549	100,747,215

Totals	$3,415,663,472	$157,350,440	$1,158,011,212	$55,618,105	$—	$59,380,180	$67,504,444	$2,541,887,324

Benchmark-Free Fund
GMO Climate Change Fund,
Class III	$—	$13,000,000	$—	$—	$—	$—	$206,069	$13,206,069

160

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Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Benchmark-Free Fund (continued)
GMO Emerging Country Debt Fund, Class VI	$42,834,449	$192,468	$19,870,000	$192,468		$—	$664,558	$2,092,460	$25,913,935
GMO High Yield Fund, Class VI	13,713,467	843,775	—	843,775		—	—	(7,475)	14,549,767
GMO Opportunistic Income Fund, Class VI	50,710,981	—	—	1,407,652		—	—	739,535	51,450,516
GMO Resources Fund, Class VI	46,597,781	176,665	—	176,664		—	—	1,221,579	47,996,025
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	1,304,389	114,107,529	114,942,456	—	**	—	(72,086)	—	397,376

Totals	$155,161,067	$128,320,437	$134,812,456	$2,620,559		$—	$592,472	$4,252,168	$153,513,688

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$44,599,515	$2,148,233	$—	$246,283		$—	$—	$(27,629)	$46,720,119
GMO Asset Allocation Bond Fund, Class VI	20,011,560	2,325,446	—	195,131		—	—	1,402,818	23,739,824
GMO Climate Change Fund, Class III	—	3,670,000	—	—		—	—	58,175	3,728,175
GMO Emerging Country Debt Fund, Class VI	10,841,518	87,480	—	87,480		—	—	849,332	11,778,330
GMO Emerging Markets ex-China Fund, Class VI	25,075,781	1,236,650	14,293,014	357,133		879,518	(3,629,447)	3,361,027	11,750,997
GMO Emerging Markets Fund, Class VI	25,266,027	343,232	4,246,875	343,232		—	(1,770,889)	2,804,263	22,395,758
GMO International Equity
Fund, Class IV	46,775,391	6,715,852	484,453	715,853		—	34,530	5,203,250	58,244,570
GMO International Opportunistic Value Fund, Class IV	24,435,325	335,197	—	317,606		17,590	—	2,702,213	27,472,735
GMO-Usonian Japan Value Creation Fund, Class VI	14,671,268	7,038,332	75,000	238,333		—	(859)	1,716,514	23,350,255
GMO Multi-Sector Fixed Income Fund, Class IV	41,627,708	1,081,078	95,868	136,825		—	(21,947)	1,896,577	44,487,548
GMO Opportunistic Income Fund, Class VI	10,427,550	518,174	—	298,174		—	—	157,686	11,103,410
GMO Quality Cyclicals Fund, Class VI	10,854,557	24,131	—	24,132		—	—	551,347	11,430,035
GMO Quality Fund, Class VI	11,152,873	25,605	805,504	23,460		2,145	224,699	930,653	11,528,326
GMO Resources Fund, Class VI	6,389,597	335,529	—	25,386		—	—	171,820	6,896,946
GMO Small Cap Quality Fund, Class VI	10,991,749	96,003	135,000	6,214		89,789	28,617	618,402	11,599,771
GMO U.S. Equity Fund, Class VI	18,492,732	1,395,987	966,600	81,276		1,314,710	(37,445)	604,953	19,489,627
GMO U.S. Opportunistic Value Fund, Class VI	25,419,205	591,480	853,211	134,590		456,890	117,285	1,861,191	27,135,950
GMO U.S. Small Cap Value Fund, Class VI	7,198,539	—	170,000	—		—	(34,630)	906,640	7,900,549

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Asset Allocation Fund (continued)
GMO U.S. Treasury Fund,
Class VI (formerly Core
Class)	$602,314	$464,230	$470,000	$14,456	$—	$(401)	$706	$596,849

Totals	$354,833,209	$28,432,639	$22,595,525	$3,245,564	$2,760,642	$(5,090,487)	$25,769,938	$381,349,774

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$735,000	$—	$—	$—	$—	$11,651	$746,651
GMO Emerging Markets ex-China Fund, Class VI	5,035,139	172,521	3,660,000	60,364	112,158	(421,992)	393,474	1,519,142
GMO International Equity Fund, Class IV	18,783,784	257,716	—	257,716	—	—	2,001,081	21,042,581
GMO International Opportunistic Value Fund, Class IV	6,711,566	1,003,629	—	98,192	5,437	—	778,284	8,493,479
GMO-Usonian Japan Value Creation Fund, Class VI	2,772,982	1,506,972	—	46,972	—	—	337,820	4,617,774
GMO Quality Cyclicals Fund, Class VI	3,569,199	7,935	—	7,935	—	—	181,294	3,758,428
GMO Quality Fund, Class VI	10,982,867	27,000	24,711	24,738	2,262	5,935	1,165,555	12,156,646
GMO Resources Fund, Class VI	1,776,813	6,736	—	6,736	—	—	46,580	1,830,129
GMO Small Cap Quality Fund, Class VI	3,593,635	31,387	—	2,032	29,356	—	212,336	3,837,358
GMO U.S. Equity Fund, Class VI	4,444,399	958,645	—	22,918	370,727	—	136,181	5,539,225
GMO U.S. Opportunistic Value Fund, Class VI	10,805,838	258,537	—	58,830	199,707	—	850,528	11,914,903
GMO U.S. Small Cap Value Fund, Class VI	2,161,270	—	—	—	—	—	262,659	2,423,929

Totals	$70,637,492	$4,966,078	$3,684,711	$586,433	$719,647	$(416,057)	$6,377,443	$77,880,245

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$7,400,000	$1,400,000	$—	$—	$75,578	$96,307	$6,171,885
GMO Emerging Markets ex-China Fund, Class VI	73,264,436	3,559,526	61,105,940	1,045,359	2,514,167	(17,583,847)	15,795,335	13,929,510
GMO Emerging Markets Fund, Class VI	81,077,912	1,003,795	20,371,471	1,003,795	—	(7,581,648)	11,368,704	65,497,292
GMO International Equity Fund, Class IV	146,614,835	28,807,723	26,780,699	2,007,723	—	939,895	14,349,292	163,931,046
GMO International Opportunistic Value Fund, Class IV	71,886,834	8,646,315	12,659,747	872,974	48,342	1,545,015	6,092,826	75,511,243
GMO-Usonian Japan Value Creation Fund, Class VI	29,422,703	14,512,506	4,512,230	434,444	—	(73,052)	3,202,049	42,551,976
GMO Quality Cyclicals Fund, Class VI	36,774,104	69,747	5,586,391	69,747	—	(693,827)	2,472,157	33,035,790

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Equity Allocation Fund (continued)
GMO Quality Fund, Class VI	$89,975,382	$327,069	$15,749,909	$173,265		$15,841	$3,372,041	$5,055,834	$82,980,417
GMO Resources Fund, Class VI	20,138,162	67,001	2,716,999	67,001		—	(64,633)	779,277	18,202,808
GMO Small Cap Quality Fund, Class VI	37,334,995	287,231	4,882,284	18,592		268,639	881,729	1,035,594	34,657,265
GMO U.S. Equity Fund, Class VI	37,610,164	2,462,280	6,794,119	143,355		2,318,925	(995,756)	2,151,755	34,434,324
GMO U.S. Opportunistic Value Fund, Class VI	88,911,262	10,203,848	15,322,848	451,390		1,532,321	1,901,151	4,924,281	90,617,694
GMO U.S. Small Cap Value Fund, Class VI	21,639,012	—	2,819,999	—		—	(4,503)	2,386,165	21,200,675

Totals	$734,649,801	$77,347,041	$180,702,636	$6,287,645		$6,698,235	$(18,281,857)	$69,709,576	$682,721,925

Consolidated Implementation Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$3,301,486	$58,428,875	$61,046,367	$—	**	$—	$(26,608)	$24	$657,410

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$21,157,581	$1,266,117	$21,971,958	$283,606		$436,357	$(3,316,629)	$2,864,889	$—
GMO International Equity Fund, Class IV	185,602,298	4,592,644	81,624	2,554,268		—	10,287	19,881,119	210,004,724
GMO International Opportunistic Value Fund, Class IV	47,858,092	15,416,323	327,585	799,390		44,267	38,704	5,978,413	68,963,947
GMO-Usonian Japan Value Creation Fund, Class VI	10,805,125	9,235,715	364,988	216,442		—	(696)	1,524,485	21,199,641

Totals	$265,423,096	$30,510,799	$22,746,155	$3,853,706		$480,624	$(3,268,334)	$30,248,906	$300,168,312

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$24,272,532	$720,810	$24,563,191	$252,834		$467,977	$(6,735,758)	$6,305,607	$—
GMO Emerging Markets Fund, Class VI	89,931,600	1,682,375	9,164,880	1,324,894		—	(3,549,839)	7,651,448	86,550,704
GMO International Equity Fund, Class IV	142,434,181	3,041,737	11,683,876	1,817,023		—	471,883	14,096,421	148,360,346
GMO International Opportunistic Value Fund, Class IV	36,353,186	16,916,141	635,000	664,771		36,813	56,156	4,729,662	57,420,145
GMO-Usonian Japan Value
Creation Fund, Class VI	12,374,718	9,958,055	1,178,215	233,054		—	(15,355)	1,641,153	22,780,356

Totals	$305,366,217	$32,319,118	$47,225,162	$4,292,576		$504,790	$(9,772,913)	$34,424,291	$315,111,551

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$13,007,297	$114,415	$1,260,000	$114,414		$—	$105,315	$647,211	$12,614,238

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2024 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Strategic Opportunities Allocation Fund (continued)
GMO Climate Change Fund, Class III	$—	$2,430,000	$—	$—	$—	$—	$38,519	$2,468,519
GMO Emerging Country Debt Fund, Class VI	8,676,483	57,653	1,570,000	57,653	—	(561,830)	1,160,082	7,762,388
GMO Emerging Markets ex-China Fund, Class VI	17,963,445	606,635	13,640,000	249,814	356,821	(2,217,204)	2,120,135	4,833,011
GMO Emerging Markets Fund, Class VI	16,002,271	179,010	5,100,000	179,010	—	(1,396,972)	1,996,008	11,680,317
GMO International Equity Fund, Class IV	31,688,550	7,451,723	5,610,000	451,724	—	1,014,452	2,338,619	36,883,344
GMO International Opportunistic Value Fund, Class IV	18,074,314	209,564	2,940,000	198,568	10,996	340,033	1,491,976	17,175,887
GMO-Usonian Japan Value Creation Fund, Class VI	10,795,220	5,160,143	2,360,000	160,142	—	452,671	717,504	14,765,538
GMO Multi-Sector Fixed Income Fund, Class IV	6,634,466	1,197,903	680,000	22,903	—	(800)	295,215	7,446,784
GMO Quality Fund, Class VI	8,637,364	17,146	1,665,000	15,710	1,436	432,310	297,945	7,719,765
GMO Resources Fund, Class VI	4,563,997	17,304	—	17,303	—	—	119,647	4,700,948
GMO Small Cap Quality Fund, Class VI	8,341,628	64,218	1,825,000	4,156	60,062	382,201	71,083	7,034,130
GMO U.S. Equity Fund, Class VI	11,100,197	703,016	2,250,000	40,930	662,086	(43,782)	383,154	9,892,585
GMO U.S. Opportunistic Value Fund, Class VI	18,332,068	377,744	2,700,000	85,955	291,789	393,726	1,005,147	17,408,685
GMO U.S. Treasury Fund,
Class VI (formerly Core
Class)	3,277,055	91,640	—	92,979	—	—	28	3,368,723

Totals	$177,094,355	$18,678,114	$41,600,000	$1,691,261	$1,383,190	$(1,099,880)	$12,682,273	$165,754,862

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through August 31, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $78,220 and $46,907 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

11.	Subsequent events

On September 3, 2024, GMO Benchmark-Free Fund and GMO Implementation Fund, along with a number of other funds managed by GMO, and Bausch Health Companies Inc. (formerly, Valeant Pharmaceuticals International Inc.) (“Bausch”), agreed in principle to settle a lawsuit invoked by the Funds related to securities fraud claims against Bausch and subsequently entered into a settlement agreement, the terms of which remain confidential and the proceeds from which remain subject to material contingencies. The settlement proceeds will not be reflected in the Funds’ net asset values until such material contingencies are resolved. Costs in respect of this matter are being borne by these Funds along with the other affected funds managed by GMO.

164

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2024 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

165

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

166

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

167

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

168

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In

169

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting

170

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable. The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

171

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

172

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

173

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

174

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 20, 2024, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2024 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2024, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 20, 2024 meeting of the Trustees. Prior to and at the June 20 meeting, the Independent Trustees considered that additional information. At the June 20 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

175

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2024 (Unaudited)

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

176

SR-083124-AA

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: November 7, 2024

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: November 7, 2024